UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.  Reports to Shareholders.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Disciplined Global Equity Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in affiliated State Street Disciplined Global Equity Portfolio	$5,003,643
Receivable for investments sold	4,506
Receivable from Adviser	10,472
TOTAL ASSETS	5,018,621
LIABILITIES
Advisory fee payable	3,114
Custodian fees payable	2,573
Administration fees payable	208
Trustees’ fees and expenses payable	1,374
Transfer agent fees payable	622
Registration and filing fees payable	1,905
Professional fees payable	14,219
Printing and postage fees payable	20,790
Accrued expenses and other liabilities	917
TOTAL LIABILITIES	45,722
NET ASSETS	$4,972,899
NET ASSETS CONSIST OF:
Paid-in Capital	$4,235,274
Undistributed (distribution in excess of) net investment income (loss)	(18,767)
Accumulated net realized gain (loss) on investments	79,717
Net unrealized appreciation (depreciation) on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	676,675
NET ASSETS	$4,972,899
Class I
Net Assets	$4,972,899
Shares Outstanding	406,208
Net asset value, offering and redemption price per share	$ 12.24
COST OF INVESTMENTS:
Investment in affiliated State Street Disciplined Global Equity Portfolio	$4,326,968
Shares of affiliated State Street Disciplined Global Equity Portfolio	407,463
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Disciplined Global Equity Portfolio	$ —
EXPENSES
Advisory fee	18,765
Administration fees	1,251
Custodian fees	8,187
Trustees’ fees and expenses	10,416
Transfer agent fees	5,427
Registration fees	12,083
Professional fees and expenses	19,926
Printing and postage fees	8,107
Insurance expense	2
Miscellaneous expenses	1,532
TOTAL EXPENSES	85,696
Expenses waived/reimbursed by the Adviser	(66,929)
NET EXPENSES	18,767
NET INVESTMENT INCOME (LOSS)	(18,767)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	14,304
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Disciplined Global Equity Portfolio	(90,010)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(75,706)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(94,473)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (18,767)	$ 118,255
Net realized gain (loss)	14,304	110,655
Net change in unrealized appreciation/depreciation	(90,010)	579,655
Net increase (decrease) in net assets resulting from operations	(94,473)	808,565
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(153,255)
Net realized gains	—	(17,210)
Total distributions to shareholders	—	(170,465)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	114,000	1,080,700
Reinvestment of distributions	—	40,574
Net increase (decrease) in net assets from beneficial interest transactions	114,000	1,121,274
Net increase (decrease) in net assets during the period	19,527	1,759,374
Net assets at beginning of period	4,953,372	3,193,998
NET ASSETS AT END OF PERIOD	$4,972,899	$4,953,372
Undistributed (distribution in excess of) net investment income (loss)	$ (18,767)	$ —
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	9,236	93,710
Reinvestment of distributions	—	3,262
Net increase (decrease)	9,236	96,972
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	0.32	0.21
Net realized and unrealized gain (loss)	(0.19)	1.94	0.77
Total from investment operations	(0.24)	2.26	0.98
Distributions to shareholders from:
Net investment income	—	(0.39)	(0.31)
Net realized gains	—	(0.04)	(0.02)
Total distributions	—	(0.43)	(0.33)
Net asset value, end of period	$12.24	$12.48	$10.65
Total return (b)	(1.92)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,973	$4,953	$3,194
Ratios to average net assets:
Total expenses	3.43%(c)	4.48%	5.37%(c)
Net expenses	0.75%(c)	0.76%	0.75%(c)
Net investment income (loss)	(0.75)%(c)	2.72%	2.26%(c)
Portfolio turnover rate (d)	28%(e)	39%	38%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Disciplined Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Fund	Class A Class C Class I Class K	Not commenced Not commenced February 19, 2016 Not commenced	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Disciplined Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (99.98% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board. For the period ended June 30, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $66,929.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2018, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined Global Equity Fund	1	73.84%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to distribution re-designations and distributions from underlying funds.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Fund	$4,326,968	$676,675	$—	$676,675
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Fund
Class I(b)	0.75%	$980.80	$3.68	$1,021.10	$3.76

(b)	Because the Fund invest all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invest.
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Disciplined Global Equity Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Comparisons of the Fund’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
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STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street Disciplined Global Equity Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory while noting the Fund’s limited performance history.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Disciplined Global Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY FUND OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
14

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
June 30, 2018
SSGA Active Trust
State Street Disciplined Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Notes to Performance Summary (Unaudited)
The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio and the market return is based on the market price per share of the Portfolio. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Portfolio are listed for trading, as of the time that the Portfolio’s NAV is calculated. Since shares of the Portfolio did not trade in the secondary market until one day after the Portfolio’s inception, for the period from inception to the first day of secondary market trading in shares of the Portfolio (2/18/16, 2/19/16, respectively), the NAV of the Portfolio is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
See accompanying notes to financial statements.
1

STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street Disciplined Global Equity Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2018 (the “Reporting Period”), the total return for the Portfolio was 6.48%, and the Index was 11.09%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
An underweight to lower beta, less volatile sectors and securities, the underperformance in value based metrics, and outperformance in sentiment signals were the primary drivers of Portfolio performance during the Reporting Period relative to the Index.
The sector impact on the Reporting Period relative performance versus the benchmark was negative. An underweight position of the best performing Technology sector and an overweight position of the poor performing Utilities sector detracted the most from active performance. Stock selection performance was also negative for the Reporting Period, with poor stock selection performance in Consumer Discretionary and Information Technology, partially offset by positive selection performance in Consumer Staples and Utilities.
On an individual security level, the top positive contributors to the Portfolio's performance on an absolute basis during the Reporting Period were Texas Instruments Incorporated, Swedish Match AB, and Motorola Solutions Inc.. The top negative contributors to the Portfolio's performance on an absolute basis during the Reporting Period were Vestas Wind Systems A/S, Kajima Corporation, and Danske Bank A/S.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Disciplined Global Equity Portfolio
Performance Summary (UNAUDITED)
Performance as of June 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Net Asset Value	Market Value	MSCI World Index
ONE YEAR	6.48%	N/A	11.09%	6.48%	N/A	11.09%
SINCE INCEPTION(1)	32.69%	N/A	42.06%	12.69%	N/A	6.26%

(1)	For the period February 18, 2016 to June 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for State Street Disciplined Global Equity Portfolio as stated in the Fees and Expenses table of the most recent prospectus is 0.25%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

State Street Disciplined Global Equity Portfolio
Portfolio Statistics (UNAUDITED)
Top Five Holdings as of June 30, 2018

Description	Market Value	% of Net Assets
Motorola Solutions, Inc.	79,597	1.6%
Baxter International, Inc.	79,230	1.6
Mitsui & Co., Ltd.	76,726	1.5
Swedish Match AB	71,619	1.4
CLP Holdings, Ltd.	70,009	1.4
TOTAL	377,181	7.5%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2018

% of Net Assets
Banks	8.6%
Health Care Providers & Services	6.1
Pharmaceuticals	6.1
Insurance	6.0
Multi-Utilities	3.7
Diversified Telecommunication Services	3.6
Aerospace & Defense	3.4
Trading Companies & Distributors	3.2
Electric Utilities	3.0
Beverages	2.9
Food & Staples Retailing	2.8
Construction & Engineering	2.8
Oil, Gas & Consumable Fuels	2.7
Technology Hardware, Storage & Peripherals	2.5
Electronic Equipment, Instruments & Components	2.5
Health Care Equipment & Supplies	2.4
Communications Equipment	2.3
Automobiles	2.3
Mortgage Real Estate Investment Trust (REITs)	2.2
Hotels, Restaurants & Leisure	2.2
IT Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Real Estate Management & Development	1.8
Textiles, Apparel & Luxury Goods	1.7
Food Products	1.5
Commercial Services & Supplies	1.5
Specialty Retail	1.5
Airlines	1.5
Tobacco	1.4
Life Sciences Tools & Services	1.3
Software	1.3
Real Estate Investment Trusts (REITs)	1.2
Metals & Mining	1.2
Containers & Packaging	1.1
Capital Markets	1.1
Industrial Conglomerates	1.0
Wireless Telecommunication Services	1.0
Household Products	0.7
Air Freight & Logistics	0.7
Gas Utilities	0.6
Consumer Finance	0.6
Chemicals	0.6
Diversified Consumer Services	0.1
Short-Term Investment	0.7
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 2.3%
Insurance Australia Group, Ltd.	1,644	$ 10,361
Macquarie Group, Ltd.	61	5,573
Qantas Airways, Ltd.	6,574	29,921
South32, Ltd.	16,183	43,164
Woodside Petroleum, Ltd.	1,043	27,326
		116,345
BELGIUM — 0.5%
Ageas	462	23,308
CANADA — 3.0%
BCE, Inc.	859	34,766
Sun Life Financial, Inc.	592	23,775
TELUS Corp.	1,279	45,406
Toronto-Dominion Bank	817	47,258
		151,205
CHINA — 1.1%
BOC Hong Kong Holdings, Ltd.	12,000	56,517
DENMARK — 2.1%
Danske Bank A/S	1,803	56,437
Novo Nordisk A/S Class B	766	35,530
Pandora A/S	183	12,784
		104,751
FRANCE — 1.8%
Peugeot SA	1,992	45,492
Sanofi	544	43,603
		89,095
GERMANY — 0.4%
Allianz SE	44	9,094
CECONOMY AG	1,496	12,467
		21,561
HONG KONG — 5.4%
CLP Holdings, Ltd.	6,500	70,009
Hang Seng Bank, Ltd.	2,100	52,517
Jardine Matheson Holdings, Ltd.	400	25,240
Link REIT	6,500	59,362
Sun Hung Kai Properties, Ltd.	3,000	45,275
WH Group, Ltd.	23,000	18,733
		271,136
ITALY — 1.7%
Enel SpA	5,469	30,375
Eni SpA	2,838	52,705
		83,080
JAPAN — 15.4%
Astellas Pharma, Inc.	4,100	62,519
Canon, Inc.	300	9,834
Daiwa House Industry Co., Ltd.	800	27,272
FUJIFILM Holdings Corp.	900	35,150
Hitachi, Ltd.	9,000	63,507
Honda Motor Co., Ltd.	300	8,811
ITOCHU Corp.	2,300	41,685
Japan Airlines Co., Ltd.	1,300	46,101
Kajima Corp.	5,000	38,731
Security Description	Shares	Value
Kirin Holdings Co., Ltd.	1,300	$ 34,775
Marubeni Corp.	5,900	45,015
Mitsubishi Materials Corp.	600	16,494
Mitsui & Co., Ltd.	4,600	76,726
Mitsui Chemicals, Inc.	1,200	31,960
Nippon Telegraph & Telephone Corp.	1,200	54,559
NTT DOCOMO, Inc.	2,000	50,964
Taisei Corp.	1,200	66,194
Toyota Motor Corp.	900	58,258
		768,555
NETHERLANDS — 0.6%
Koninklijke Ahold Delhaize NV	1,333	31,913
NORWAY — 1.1%
Equinor ASA	2,169	57,589
SINGAPORE — 0.6%
Oversea-Chinese Banking Corp., Ltd.	2,000	17,074
UOL Group, Ltd.	2,485	13,887
		30,961
SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA	817	33,100
SWEDEN — 1.4%
Swedish Match AB	1,444	71,619
SWITZERLAND — 3.5%
Swiss Re AG	495	42,722
Swisscom AG	98	43,742
TE Connectivity, Ltd.	663	59,710
Zurich Insurance Group AG	100	29,619
		175,793
UNITED KINGDOM — 0.8%
Direct Line Insurance Group PLC	8,421	38,123
UNITED STATES — 56.2%
Aflac, Inc.	720	30,974
Agilent Technologies, Inc.	1,021	63,139
AGNC Investment Corp. REIT	2,977	55,343
Allstate Corp.	686	62,611
Ameren Corp.	768	46,733
American Express Co.	319	31,262
Annaly Capital Management, Inc. REIT	5,205	53,560
Anthem, Inc.	235	55,937
Apple, Inc.	173	32,024
Avery Dennison Corp.	522	53,296
Bank of New York Mellon Corp.	951	51,287
Baxter International, Inc.	1,073	79,230
BB&T Corp.	1,145	57,754
CA, Inc.	837	29,839
Carnival Corp.	849	48,656
CenterPoint Energy, Inc.	1,662	46,054
Cisco Systems, Inc.	834	35,887
Coca-Cola Co.	1,381	60,571
Cognizant Technology Solutions Corp. Class A	598	47,236
DTE Energy Co.	492	50,986
Eli Lilly & Co.	481	41,044
Exelon Corp.	1,239	52,781

See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Security Description	Shares	Value
H&R Block, Inc.	193	$ 4,397
Harris Corp.	439	63,453
HCA Healthcare, Inc.	637	65,356
Home Depot, Inc.	221	43,117
Honeywell International, Inc.	172	24,777
HP, Inc.	2,260	51,279
Humana, Inc.	181	53,871
IDEXX Laboratories, Inc. (a)	175	38,140
International Business Machines Corp.	379	52,946
Johnson & Johnson	458	55,574
JPMorgan Chase & Co.	642	66,896
Lockheed Martin Corp.	184	54,359
Maxim Integrated Products, Inc.	751	44,054
McDonald's Corp.	373	58,445
Merck & Co., Inc.	809	49,106
Motorola Solutions, Inc.	684	79,597
PepsiCo, Inc.	473	51,496
Pfizer, Inc.	404	14,657
PNC Financial Services Group, Inc.	476	64,308
Procter & Gamble Co.	421	32,863
Public Service Enterprise Group, Inc.	846	45,803
PVH Corp.	466	69,770
Quest Diagnostics, Inc.	580	63,765
Raytheon Co.	260	50,227
Republic Services, Inc.	211	14,424
Synopsys, Inc. (a)	404	34,570
Sysco Corp.	659	45,003
Texas Instruments, Inc.	443	48,841
TJX Cos., Inc.	305	29,030
Torchmark Corp.	401	32,645
Tyson Foods, Inc. Class A	785	54,047
UGI Corp.	616	32,075
United Parcel Service, Inc. Class B	318	33,781
UnitedHealth Group, Inc.	266	65,261
US Bancorp	469	23,459
Security Description	Shares	Value
Walmart, Inc.	654	$ 56,015
Waste Management, Inc.	713	57,995
		2,811,606
TOTAL COMMON STOCKS (Cost $4,478,347)		4,936,257

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a) (Cost $890)	817	841
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $33,569)	33,569	33,569
TOTAL INVESTMENTS — 99.3% (Cost $4,512,806)		4,970,667
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		34,026
NET ASSETS — 100.0%		$ 5,004,693

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 116,345	$—	$—	$ 116,345
Belgium	23,308	—	—	23,308
Canada	151,205	—	—	151,205
China	56,517	—	—	56,517
Denmark	104,751	—	—	104,751
France	89,095	—	—	89,095
Germany	21,561	—	—	21,561
Hong Kong	271,136	—	—	271,136
Italy	83,080	—	—	83,080
Japan	768,555	—	—	768,555
Netherlands	31,913	—	—	31,913
Norway	57,589	—	—	57,589
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$ 30,961	$—	$—	$ 30,961
Spain	33,100	—	—	33,100
Sweden	71,619	—	—	71,619
Switzerland	175,793	—	—	175,793
United Kingdom	38,123	—	—	38,123
United States	2,811,606	—	—	2,811,606
Rights
Spain	841	—	—	841
Short-Term Investment	33,569	—	—	33,569
TOTAL INVESTMENTS	$4,970,667	$—	$—	$4,970,667
Affiliate Table
	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$604,136	$594,352	$—	$—	33,569	$33,569	$639	$—
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018

ASSETS
Investments in unaffiliated issuers, at value	$4,937,098
Investments in affiliated issuers, at value	33,569
Total Investments	4,970,667
Foreign currency, at value	23,317
Dividends receivable — unaffiliated issuers	8,882
Dividends receivable — affiliated issuers	42
Receivable from Adviser	3,327
Receivable for foreign taxes recoverable	4,009
TOTAL ASSETS	5,010,244
LIABILITIES
Payable for fund shares repurchased	4,506
Advisory fee payable	1,045
TOTAL LIABILITIES	5,551
NET ASSETS	$5,004,693
NET ASSETS CONSIST OF:
Paid-in Capital	$4,249,054
Undistributed (distribution in excess of) net investment income (loss)	77,508
Accumulated net realized gain (loss) on investments and foreign currency transactions	220,529
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	457,861
Foreign currency translations	(259)
NET ASSETS	$5,004,693
NET ASSET VALUE PER SHARE
Net asset value per share	$ 12.28
Shares outstanding (unlimited amount authorized, no par value)	407,463
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,479,237
Investments in affiliated issuers	33,569
Total cost of investments	$4,512,806
Foreign currency, at cost	$ 23,568
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2018

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$175,567
Dividend income — affiliated issuers	639
Foreign taxes withheld	(7,922)
TOTAL INVESTMENT INCOME (LOSS)	168,284
EXPENSES
Advisory fee	12,467
Trustees’ fees and expenses	95
Miscellaneous expenses	2,237
TOTAL EXPENSES	14,799
Expenses waived/reimbursed by the Adviser	(14,799)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	168,284
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	222,624
Foreign currency transactions	(562)
Net realized gain (loss)	222,062
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(82,180)
Foreign currency translations	(482)
Net change in unrealized appreciation/depreciation	(82,662)
NET REALIZED AND UNREALIZED GAIN (LOSS)	139,400
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$307,684
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/18	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 168,284	$ 99,295
Net realized gain (loss)	222,062	73,293
Net change in unrealized appreciation/depreciation	(82,662)	333,980
Net increase (decrease) in net assets resulting from operations	307,684	506,568
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(151,316)	(84,310)
Net realized gains	(60,447)	(30,762)
Total distributions to shareholders	(211,763)	(115,072)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	348,917	1,071,399
Reinvestment of distributions	211,763	115,072
Cost of shares redeemed	(282,814)	(217,386)
Net increase (decrease) in net assets from beneficial interest transactions	277,866	969,085
Net increase (decrease) in net assets during the period	373,787	1,360,581
Net assets at beginning of period	4,630,906	3,270,325
NET ASSETS AT END OF PERIOD	$5,004,693	$4,630,906
Undistributed (distribution in excess of) net investment income (loss)	$ 77,508	$ 60,327
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,995	93,862
Reinvestment of distributions	17,050	10,805
Shares redeemed	(22,549)	(19,900)
Net increase (decrease)	22,496	84,767
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Disciplined Global Equity Portfolio
	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.42	0.31	0.15
Net realized and unrealized gain (loss)	0.36	1.21	0.74
Total from investment operations	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.38)	(0.28)	—
Net realized gains	(0.15)	(0.10)	—
Total distributions	(0.53)	(0.38)	—
Net asset value, end of period	$12.28	$12.03	$10.89
Total return (b)	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.30%	0.33%	0.27%(d)
Net expenses	—%(e)	—%(e)	—%(d)
Net investment income (loss)	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	47%	30%	21%(c)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of twelve (12) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”)
Portfolio	Commencement of Operations	Diversification Classification
State Street Disciplined Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
12

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
13

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the “Total annual Fund operating expenses” until the later of April 30, 2019 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Disciplined Global Equity Fund, a separate series of State Street Institutional Investment Trust. The waiver may be terminated only by the SSGA Active Trust's Board of Trustees. For the period ended June 30, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $14,799.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Disciplined Global Equity Portfolio	$2,473,055	$2,286,081
14

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Portfolio, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Portfolio that invest in such REITs will not.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currency transactions, wash sales, non-REIT return of capital, and passive foreign investment companies.
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Disciplined Global Equity Portfolio	$186,089	$25,674	$211,763
The tax character of distributions paid during the year ended June 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Disciplined Global Equity Portfolio	$ 115,072	$ —	$ 115,072
At June 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
State Street Disciplined Global Equity Portfolio	121,582	—	186,027	448,030	—	755,639

* The Portfolio has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined Global Equity Portfolio	$4,522,378	$618,743	$170,454	$448,289
15

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018

7.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Portfolio and other affiliated Funds participated in a $360 million revolving credit facility.
The Portfolio had no outstanding loans as of June 30, 2018.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Disciplined Global Equity Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of June 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2018
17

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined Global Equity Portfolio	0.00%	$984.80	$0.00	$1,024.80	$0.00

(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2018.
Dividends Received Deduction
The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Portfolio hereby designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the Portfolio during the year ended June 30, 2018 in the amount of $25,674.
19

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Portfolio files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Portfolio's website at www.ssgafunds.com.
Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Disciplined Global Equity Portfolio, an operational series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period. The Board also considered
20

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

that although the Fund underperformed its benchmark for the 1-year period, its performance was not significantly below the benchmark index. The Trustees also considered management’s explanation of those factors that contributed to the Fund’s underperformance and steps being taken in response to such factors
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.
Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Board also noted that the Adviser is currently waiving the entire advisory fee, so the Adviser was not receiving any economies of scale. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) because no fees were paid to the Adviser, there were currently no economies of scale to share.
21

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	127	None.
DAVID M. KELLY c/o SSGA Active Trust One Iron Street Boston, MA 02210 1938	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	127	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	127	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	127	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	127	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	196	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
22

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term:Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
23

SSGA ACTIVE TRUST
STATE STREET DISCIPLINED GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
Officers
Ellen M. Needham, President
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Michael P. Riley, Vice President
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Sujata Upreti, Assistant Treasurer
Daniel Foley, Assistant Treasurer
Daniel G. Plourde, Assistant Treasurer
Jesse D. Hallee, Secretary
Estefania Salomon, Assistant Secretary
Brian Harris, Chief Compliance Officer; Anti-Money
Laundering Officer; Code of Ethics Compliance Officer
Joshua A. Weinberg, Chief Legal Officer
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Fund Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
SSITDISCEQTYSAR

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in the State Street Equity 500 Index II Portfolio	$826,075,041
Receivable for fund shares sold	3,557,001
Receivable from Adviser	84,738
TOTAL ASSETS	829,716,780
LIABILITIES
Payable for investments purchased	3,068,449
Payable for fund shares repurchased	306,446
Advisory fee payable	13,659
Custodian fees payable	2,842
Administration fees payable	30,328
Distribution fees payable	60,772
Trustees’ fees and expenses payable	102
Transfer agent fees payable	6,176
Sub-transfer agent fee payable	18,889
Registration and filing fees payable	6,619
Professional fees payable	18,938
Printing and postage fees payable	7,348
TOTAL LIABILITIES	3,540,568
NET ASSETS	$826,176,212
NET ASSETS CONSIST OF:
Paid-in Capital	$623,916,047
Undistributed (distribution in excess of) net investment income (loss)	(511,222)
Accumulated net realized gain (loss) on investments	21,251,763
Net unrealized appreciation (depreciation) on:
Investment in the State Street Equity 500 Index II Portfolio	181,519,624
NET ASSETS	$826,176,212
Administrative Shares
Net Assets	$264,233,645
Shares Outstanding	11,914,017
Net asset value, offering and redemption price per share	$ 22.18
Service Shares
Net Assets	$ 23,133,114
Shares Outstanding	1,044,556
Net asset value, offering and redemption price per share	$ 22.15
Class R Shares
Net Assets	$ 38,637,207
Shares Outstanding	1,747,120
Net asset value, offering and redemption price per share	$ 22.11
Class A Shares
Net Assets	$ 18,296,422
Shares Outstanding	825,730
Net asset value, offering and redemption price per share	$ 22.16
Maximum sales charge	5.25%
Maximum offering price per share	$ 23.39
Class I Shares
Net Assets	$ 15,470,975
Shares Outstanding	697,263
Net asset value, offering and redemption price per share	$ 22.19
Class K Shares
Net Assets	$466,404,849
Shares Outstanding	21,008,857
Net asset value, offering and redemption price per share	$ 22.20
COST OF INVESTMENTS:
Investment in State Street Equity 500 Index II Portfolio	$644,555,417
Shares of State Street Equity 500 Index II Portfolio	61,555,517
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
EXPENSES
Advisory fee	$ 80,214
Administration fees	200,536
Sub-transfer agent fee
Class A Shares	7,970
Class I Shares	10,977
Distribution fees
Administrative Shares	201,608
Service Shares	33,891
Class R Shares	121,403
Class A Shares	15,053
Custodian fees	8,233
Trustees’ fees and expenses	9,102
Transfer agent fees	67,905
Registration fees	84,861
Professional fees	18,268
Printing and postage fees	23,452
Insurance expense	150
Miscellaneous expenses	7,183
TOTAL EXPENSES	890,806
Expenses waived/reimbursed by the Adviser	(379,584)
NET EXPENSES	511,222
NET INVESTMENT INCOME (LOSS)	(511,222)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in State Street Equity 500 Index II Portfolio	(683,748)
Net change in unrealized appreciation/depreciation on:
Investment in State Street Equity 500 Index II Portfolio	21,663,337
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,979,589
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,468,367
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (511,222)	$ 14,389,310
Net realized gain (loss)	(683,748)	46,331,207
Net change in unrealized appreciation/depreciation	21,663,337	87,973,268
Net increase (decrease) in net assets resulting from operations	20,468,367	148,693,785
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administrative Shares	—	(5,550,811)
Service Shares	—	(532,802)
Class R Shares	—	(666,602)
Class A Shares	—	(112,713)
Class I Shares	—	(316,450)
Class K Shares	—	(8,900,329)
Total distributions from net investment income	—	(16,079,707)
Net Realized Gains
Administrative Shares	—	(9,485,054)
Service Shares	—	(957,979)
Class R Shares	—	(1,466,601)
Class A Shares	—	(226,287)
Class I Shares	—	(554,500)
Class K Shares	—	(14,154,877)
Total distributions from net realized gains	—	(26,845,298)
Total distributions to shareholders	—	(42,925,005)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	6,002,626	21,702,778
Reinvestment of distributions	—	15,035,865
Cost of shares redeemed	(23,264,483)	(77,159,335)
Net increase (decrease) from capital share transactions	(17,261,857)	(40,420,692)
Service Shares
Proceeds from sale of shares sold	1,919,866	8,657,371
Reinvestment of distributions	—	1,490,781
Cost of shares redeemed	(7,388,842)	(116,109,796)
Net increase (decrease) from capital share transactions	(5,468,976)	(105,961,644)
Class R Shares
Proceeds from sale of shares sold	2,119,085	7,402,032
Reinvestment of distributions	—	2,133,203
Cost of shares redeemed	(6,703,311)	(12,029,952)
Net increase (decrease) from capital share transactions	(4,584,226)	(2,494,717)
Class A Shares
Proceeds from sale of shares sold	13,047,665	9,184,484
Reinvestment of distributions	—	338,962
Cost of shares redeemed	(1,261,736)	(12,189,604)
Net increase (decrease) from capital share transactions	11,785,929	(2,666,158)
Class I Shares
Proceeds from sale of shares sold	5,082,677	11,678,715
Reinvestment of distributions	—	870,951
Cost of shares redeemed	(5,931,939)	(1,515,359)
Net increase (decrease) from capital share transactions	(849,262)	11,034,307
Class K Shares
Proceeds from sale of shares sold	86,848,211	77,397,900
Reinvestment of distributions	—	22,865,403
Cost of shares redeemed	(44,817,677)	(108,177,288)
Net increase (decrease) from capital share transactions	42,030,534	(7,913,985)
Net increase (decrease) in net assets from beneficial interest transactions	25,652,142	(148,422,889)
Net increase (decrease) in net assets during the period	46,120,509	(42,654,109)
Net assets at beginning of period	780,055,703	822,709,812
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
NET ASSETS AT END OF PERIOD	$826,176,212	$ 780,055,703
Undistributed (distribution in excess of) net investment income (loss)	$ (511,222)	$ —
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	269,402	1,076,275
Reinvestment of distributions	—	692,897
Shares redeemed	(1,059,433)	(3,785,655)
Net increase (decrease) from share transactions	(790,031)	(2,016,483)
Service Shares
Shares sold	87,790	431,525
Reinvestment of distributions	—	68,763
Shares redeemed	(333,841)	(5,833,376)
Net increase (decrease) from share transactions	(246,051)	(5,333,088)
Class R Shares
Shares sold	95,973	365,320
Reinvestment of distributions	—	98,350
Shares redeemed	(304,358)	(585,557)
Net increase (decrease) from share transactions	(208,385)	(121,887)
Class A Shares
Shares sold	592,180	433,637
Reinvestment of distributions	—	15,613
Shares redeemed	(57,426)	(556,990)
Net increase (decrease) from share transactions	534,754	(107,740)
Class I Shares
Shares sold	229,190	540,143
Reinvestment of distributions	—	40,099
Shares redeemed	(275,468)	(73,960)
Net increase (decrease) from share transactions	(46,278)	506,282
Class K Shares
Shares sold	3,931,834	3,673,546
Reinvestment of distributions	—	1,053,220
Shares redeemed	(2,017,256)	(5,277,255)
Net increase (decrease) from share transactions	1,914,578	(550,489)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$ 15.50	$ 11.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.38	0.26	0.31	0.29	0.26
Net realized and unrealized gain (loss)	0.56	3.66	1.76	(0.12)	1.79	3.56
Total from investment operations	0.56	4.04	2.02	0.19	2.08	3.82
Distributions to shareholders from:
Net investment income	—	(0.46)	(0.28)	(0.29)	(0.31)	(0.26)
Net realized gains	—	(0.79)	(0.08)	—	—	—
Total distributions	—	(1.25)	(0.36)	(0.29)	(0.31)	(0.26)
Net asset value, end of period	$ 22.18	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$ 15.50
Total return (c)	2.59%	21.43%	11.75%	1.08%	13.41%	31.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$264,234	$274,650	$277,141	$261,038	$248,180	$230,330
Ratios to Average Net Assets:(d)
Total expenses	0.27%(e)(f)	0.26%(f)	0.27%(f)	0.31%(f)	0.30%(g)	0.25%
Net expenses	0.18%(e)(f)	0.18%(f)	0.18%(f)	0.18%(f)	0.23%(g)	0.25%
Net investment income (loss)	(0.18)%(e)	1.83%	1.48%	1.76%	1.78%	1.84%
Portfolio turnover rate	2%(h)(i)	30%(h)	5%(h)	5%(h)	4%(j)	4%(k)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(e)	Annualized.
(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(g)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
(j)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(k)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 21.60	$ 18.81	$ 17.15	$ 17.25	$ 15.49	$ 11.92
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.15	0.26	0.22	0.28	0.24
Net realized and unrealized gain (loss)	0.55	3.87	1.74	(0.05)	1.77	3.57
Total from investment operations	0.55	4.02	2.00	0.17	2.05	3.81
Distributions to shareholders from:
Net investment income	—	(0.44)	(0.26)	(0.27)	(0.29)	(0.24)
Net realized gains	—	(0.79)	(0.08)	—	—	—
Total distributions	—	(1.23)	(0.34)	(0.27)	(0.29)	(0.24)
Net asset value, end of period	$ 22.15	$ 21.60	$ 18.81	$ 17.15	$ 17.25	$ 15.49
Total return (c)	2.55%	21.33%	11.65%	0.98%	13.24%	31.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,133	$27,876	$124,591	$104,730	$126,412	$124,885
Ratios to Average Net Assets:(d)
Total expenses	0.37%(e)(f)	0.36%(f)	0.37%(f)	0.41%(f)	0.40%(g)	0.35%
Net expenses	0.28%(e)(f)	0.28%(f)	0.27%(f)	0.28%(f)	0.33%(g)	0.35%
Net investment income (loss)	(0.28)%(e)	0.73%	1.46%	1.25%	1.73%	1.74%
Portfolio turnover rate	2%(h)(i)	30%(h)	5%(h)	5%(h)	4%(j)	4%(k)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(e)	Annualized.
(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(g)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
(j)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(k)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 21.61	$ 18.81	$ 17.15	$ 17.26	$ 15.49	$ 11.93
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.29	0.18	0.19	0.22	0.19
Net realized and unrealized gain (loss)	0.50	3.66	1.76	(0.09)	1.78	3.56
Total from investment operations	0.50	3.95	1.94	0.10	2.00	3.75
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.20)	(0.21)	(0.23)	(0.19)
Net realized gains	—	(0.79)	(0.08)	—	—	—
Total distributions	—	(1.15)	(0.28)	(0.21)	(0.23)	(0.19)
Net asset value, end of period	$ 22.11	$ 21.61	$ 18.81	$ 17.15	$ 17.26	$ 15.49
Total return (c)	2.31%	20.96%	11.26%	0.58%	12.91%	31.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,637	$42,249	$39,086	$37,845	$41,148	$32,555
Ratios to Average Net Assets:(d)
Total expenses	0.72%(e)(f)	0.71%(f)	0.72%(f)	0.76%(f)	0.75%(g)	0.70%
Net expenses	0.63%(e)(f)	0.63%(f)	0.63%(f)	0.63%(f)	0.68%(g)	0.70%
Net investment income (loss)	(0.63)%(e)	1.41%	0.99%	1.09%	1.37%	1.40%
Portfolio turnover rate	2%(h)(i)	30%(h)	5%(h)	5%(h)	4%(j)	4%(k)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(e)	Annualized.
(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(g)	Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
(j)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).
(k)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.63	$18.83	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.16	0.68	0.25	0.11
Net realized and unrealized gain (loss)	0.53	3.82	0.29	(0.11)	0.45
Total from investment operations	0.53	3.98	1.97	0.14	0.56
Distributions to shareholders from:
Net investment income	—	(0.39)	(0.23)	(0.24)	(0.29)
Net realized gains	—	(0.79)	(0.08)	—	—
Total distributions	—	(1.18)	(0.31)	(0.24)	(0.29)
Net asset value, end of period	$ 22.16	$21.63	$18.83	$17.17	$17.27
Total return (c)	2.45%	21.12%	11.42%	0.78%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,296	$6,293	$7,509	$ 60	$ 51
Ratios to Average Net Assets:
Total expenses	0.51%(d)(e)	0.56%(e)	0.57%(e)	0.61%(e)	0.70%(d)(e)
Net expenses	0.41%(d)(e)	0.48%(e)	0.48%(e)	0.48%(e)	0.51%(d)(e)
Net investment income (loss)	(0.41)%(d)	0.79%	3.69%	1.43%	2.32%(d)
Portfolio turnover rate	2%(f)(g)	30%(f)	5%(f)	5%(f)	4%(f)(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.63	$ 18.84	$17.17	$17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.89	2.86	0.29	0.13
Net realized and unrealized gain (loss)	0.56	3.14	(0.84)	(0.11)	0.44
Total from investment operations	0.56	4.03	2.02	0.18	0.57
Distributions to shareholders from:
Net investment income	—	(0.45)	(0.27)	(0.28)	(0.30)
Net realized gains	—	(0.79)	(0.08)	—	—
Total distributions	—	(1.24)	(0.35)	(0.28)	(0.30)
Net asset value, end of period	$ 22.19	$ 21.63	$18.84	$17.17	$17.27
Total return (c)	2.59%	21.35%	11.75%	1.03%	3.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,471	$16,084	$4,469	$ 50	$ 51
Ratios to Average Net Assets:
Total expenses	0.29%(d)(e)	0.31%(e)	0.32%(e)	0.36%(e)	0.45%(d)(e)
Net expenses	0.19%(d)(e)	0.23%(e)	0.23%(e)	0.23%(e)	0.26%(d)(e)
Net investment income (loss)	(0.19)%(d)	4.21%	15.53%(f)	1.66%	2.57%(d)
Portfolio turnover rate	2%(g)(h)	30%(g)	5%(g)	5%(g)	4%(g)(h)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 21.62	$ 18.83	$ 17.17	$ 17.27	$17.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.44	0.44	1.45	0.14
Net realized and unrealized gain (loss)	0.58	3.64	1.61	(1.23)	0.44
Total from investment operations	0.58	4.08	2.05	0.22	0.58
Distributions to shareholders from:
Net investment income	—	(0.50)	(0.31)	(0.32)	(0.31)
Net realized gains	—	(0.79)	(0.08)	—	—
Total distributions	—	(1.29)	(0.39)	(0.32)	(0.31)
Net asset value, end of period	$ 22.20	$ 21.62	$ 18.83	$ 17.17	$17.27
Total return (c)	2.68%	21.61%	11.92%	1.23%	3.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$466,405	$412,903	$369,915	$62,064	$ 51
Ratios to Average Net Assets:
Total expenses	0.12%(d)(e)	0.11%(e)	0.12%(e)	0.16%(e)	0.27%(d)(e)
Net expenses	0.03%(d)(e)	0.03%(e)	0.03%(e)	0.03%(e)	0.06%(d)(e)
Net investment income (loss)	(0.03)%(d)	2.14%	2.42%	8.45%(f)	2.78%(d)
Portfolio turnover rate	2%(g)(h)	30%(g)	5%(g)	5%(g)	4%(g)(h)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	98.5%
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Information Technology	25.6%%
Health Care	13.8%
Financials	13.6%
Consumer Discretionary	12.7%
Industrials	9.4%
TOTAL	75.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 12.7%
Advance Auto Parts, Inc.	8,700	$ 1,180,590
Amazon.com, Inc. (a)	45,890	78,003,822
Aptiv PLC	28,919	2,649,848
AutoZone, Inc. (a)	2,976	1,996,688
Best Buy Co., Inc.	27,806	2,073,771
Booking Holdings, Inc. (a)	5,524	11,197,645
BorgWarner, Inc.	23,177	1,000,319
CarMax, Inc. (a)(b)	21,603	1,574,211
Carnival Corp.	44,201	2,533,159
CBS Corp. Class B	39,405	2,215,349
Charter Communications, Inc. Class A (a)	20,900	6,128,089
Chipotle Mexican Grill, Inc. (a)	2,886	1,244,934
Comcast Corp. Class A	523,766	17,184,762
D.R. Horton, Inc.	37,297	1,529,177
Darden Restaurants, Inc.	14,671	1,570,677
Discovery, Inc. Class A (a)(b)	14,403	396,083
Discovery, Inc. Class C (a)	43,704	1,114,452
DISH Network Corp. Class A (a)	27,400	920,914
Dollar General Corp.	28,313	2,791,662
Dollar Tree, Inc. (a)	25,726	2,186,710
Expedia Group, Inc.	13,534	1,626,651
Foot Locker, Inc.	12,900	679,185
Ford Motor Co.	441,138	4,883,398
Gap, Inc.	25,934	840,002
Garmin, Ltd.	10,940	667,340
General Motors Co.	142,223	5,603,586
Genuine Parts Co.	16,889	1,550,241
Goodyear Tire & Rubber Co.	23,544	548,340
H&R Block, Inc. (b)	19,664	447,946
Hanesbrands, Inc. (b)	46,800	1,030,536
Harley-Davidson, Inc.	16,816	707,617
Hasbro, Inc.	13,597	1,255,139
Hilton Worldwide Holdings, Inc.	31,200	2,469,792
Home Depot, Inc.	130,702	25,499,960
Interpublic Group of Cos., Inc.	44,966	1,054,003
Kohl's Corp.	19,545	1,424,831
L Brands, Inc.	27,121	1,000,222
Leggett & Platt, Inc.	12,654	564,875
Lennar Corp. Class A	31,606	1,659,315
LKQ Corp. (a)	36,500	1,164,350
Lowe's Cos., Inc.	94,550	9,036,143
Macy's, Inc.	33,262	1,244,997
Marriott International, Inc. Class A	34,755	4,399,983
Mattel, Inc. (b)	32,533	534,192
McDonald's Corp.	88,910	13,931,308
MGM Resorts International	55,700	1,616,971
Michael Kors Holdings, Ltd. (a)	17,814	1,186,412
Mohawk Industries, Inc. (a)	6,931	1,485,105
Netflix, Inc. (a)	49,104	19,220,779
Newell Brands, Inc. (b)	53,741	1,385,980
News Corp. Class A	50,888	788,764
Security Description	Shares	Value
News Corp. Class B	11,400	$ 180,690
NIKE, Inc. Class B	145,506	11,593,918
Nordstrom, Inc. (b)	11,077	573,567
Norwegian Cruise Line Holdings, Ltd. (a)	24,700	1,167,075
Omnicom Group, Inc.	25,191	1,921,318
O'Reilly Automotive, Inc. (a)	9,280	2,538,730
PulteGroup, Inc.	31,062	893,033
PVH Corp.	9,249	1,384,760
Ralph Lauren Corp.	6,279	789,396
Ross Stores, Inc.	44,756	3,793,071
Royal Caribbean Cruises, Ltd.	18,700	1,937,320
Starbucks Corp.	157,630	7,700,226
Tapestry, Inc.	33,528	1,566,093
Target Corp.	61,372	4,671,637
Tiffany & Co.	12,199	1,605,388
TJX Cos., Inc.	71,137	6,770,820
Tractor Supply Co.	15,926	1,218,180
TripAdvisor, Inc. (a)	10,842	604,008
Twenty-First Century Fox, Inc. Class A	119,000	5,913,110
Twenty-First Century Fox, Inc. Class B	48,200	2,374,814
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,400	1,494,144
Under Armour, Inc. Class A (a)(b)	17,424	391,692
Under Armour, Inc. Class C (a)(b)	17,575	370,481
VF Corp.	38,844	3,166,563
Viacom, Inc. Class B	41,581	1,254,083
Walt Disney Co.	169,852	17,802,188
Whirlpool Corp.	8,502	1,243,247
Wynn Resorts, Ltd.	8,941	1,496,187
Yum! Brands, Inc.	36,502	2,855,186
		338,271,750
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	217,429	12,347,793
Archer-Daniels-Midland Co.	66,332	3,039,996
Brown-Forman Corp. Class B	28,552	1,399,334
Campbell Soup Co. (b)	23,982	972,230
Church & Dwight Co., Inc.	27,600	1,467,216
Clorox Co.	14,064	1,902,156
Coca-Cola Co.	437,300	19,179,978
Colgate-Palmolive Co.	98,023	6,352,871
Conagra Brands, Inc.	44,824	1,601,562
Constellation Brands, Inc. Class A	19,350	4,235,134
Costco Wholesale Corp.	50,455	10,544,086
Coty, Inc. Class A (b)	55,578	783,650
Estee Lauder Cos., Inc. Class A	25,441	3,630,176
General Mills, Inc.	67,042	2,967,279
Hershey Co.	15,467	1,439,359
Hormel Foods Corp. (b)	31,702	1,179,631
J.M. Smucker Co.	12,505	1,344,037
Kellogg Co. (b)	27,228	1,902,420
Kimberly-Clark Corp.	39,627	4,174,308

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kraft Heinz Co.	67,518	$ 4,241,481
Kroger Co.	96,542	2,746,620
McCormick & Co., Inc.	14,192	1,647,549
Molson Coors Brewing Co. Class B	20,253	1,378,014
Mondelez International, Inc. Class A	166,615	6,831,215
Monster Beverage Corp. (a)	44,635	2,557,586
PepsiCo, Inc.	162,216	17,660,456
Philip Morris International, Inc.	175,712	14,186,987
Procter & Gamble Co.	284,426	22,202,294
Sysco Corp.	54,374	3,713,200
Tyson Foods, Inc. Class A	32,344	2,226,884
Walmart, Inc.	165,703	14,192,462
Walgreens Boots Alliance, Inc.	95,805	5,749,737
		179,797,701
ENERGY — 6.3%
Anadarko Petroleum Corp.	59,182	4,335,081
Andeavor	15,716	2,061,625
Apache Corp.	41,755	1,952,046
Baker Hughes a GE Co.	47,179	1,558,322
Cabot Oil & Gas Corp.	55,078	1,310,856
Chevron Corp.	218,212	27,588,543
Cimarex Energy Co.	11,458	1,165,737
Concho Resources, Inc. (a)(b)	16,200	2,241,270
ConocoPhillips	131,727	9,170,834
Devon Energy Corp.	57,201	2,514,556
EOG Resources, Inc.	66,771	8,308,316
EQT Corp.	28,957	1,597,847
Exxon Mobil Corp.	480,875	39,782,789
Halliburton Co.	98,867	4,454,947
Helmerich & Payne, Inc.	13,726	875,170
Hess Corp.	29,757	1,990,446
HollyFrontier Corp.	20,000	1,368,600
Kinder Morgan, Inc.	222,650	3,934,226
Marathon Oil Corp.	93,388	1,948,074
Marathon Petroleum Corp.	52,774	3,702,624
National Oilwell Varco, Inc.	44,116	1,914,634
Newfield Exploration Co. (a)	24,015	726,454
Noble Energy, Inc.	54,325	1,916,586
Occidental Petroleum Corp.	86,109	7,205,601
ONEOK, Inc.	46,596	3,253,799
Phillips 66	48,573	5,455,234
Pioneer Natural Resources Co.	19,276	3,647,790
Schlumberger, Ltd.	159,050	10,661,121
TechnipFMC PLC	48,991	1,554,974
Valero Energy Corp.	48,723	5,399,970
Williams Cos., Inc.	98,858	2,680,040
		166,278,112
FINANCIALS — 13.6%
Affiliated Managers Group, Inc.	6,624	984,790
Aflac, Inc.	90,206	3,880,662
Allstate Corp.	38,739	3,535,709
American Express Co.	82,112	8,046,976
American International Group, Inc.	101,401	5,376,281
Ameriprise Financial, Inc.	16,044	2,244,235
Security Description	Shares	Value
Aon PLC	26,965	$ 3,698,789
Arthur J Gallagher & Co.	21,200	1,383,936
Assurant, Inc.	5,385	557,294
Bank of America Corp.	1,068,005	30,107,061
Bank of New York Mellon Corp.	113,594	6,126,124
BB&T Corp.	89,531	4,515,944
Berkshire Hathaway, Inc. Class B (a)	218,384	40,761,374
BlackRock, Inc.	14,116	7,044,449
Brighthouse Financial, Inc. (a)	16,579	664,321
Capital One Financial Corp.	54,795	5,035,660
Cboe Global Markets, Inc.	12,500	1,300,875
Charles Schwab Corp.	134,604	6,878,264
Chubb, Ltd.	52,953	6,726,090
Cincinnati Financial Corp.	17,809	1,190,710
Citigroup, Inc.	291,027	19,475,527
Citizens Financial Group, Inc.	53,600	2,085,040
CME Group, Inc.	38,263	6,272,071
Comerica, Inc.	19,127	1,739,027
Discover Financial Services	39,328	2,769,084
E*TRADE Financial Corp. (a)	31,342	1,916,877
Everest Re Group, Ltd.	5,000	1,152,400
Fifth Third Bancorp	76,762	2,203,069
Franklin Resources, Inc.	37,989	1,217,547
Goldman Sachs Group, Inc.	39,546	8,722,661
Hartford Financial Services Group, Inc.	38,867	1,987,270
Huntington Bancshares, Inc.	118,491	1,748,927
Intercontinental Exchange, Inc.	65,685	4,831,132
Invesco, Ltd.	44,711	1,187,524
Jefferies Financial Group, Inc.	30,827	701,006
JPMorgan Chase & Co.	388,243	40,454,921
KeyCorp	116,996	2,286,102
Lincoln National Corp.	23,982	1,492,879
Loews Corp.	32,019	1,545,877
M&T Bank Corp.	16,363	2,784,164
Marsh & McLennan Cos., Inc.	57,219	4,690,241
MetLife, Inc.	116,670	5,086,812
Moody's Corp.	19,432	3,314,322
Morgan Stanley	158,675	7,521,195
MSCI, Inc.	9,900	1,637,757
Nasdaq, Inc.	14,175	1,293,752
Northern Trust Corp.	23,396	2,407,214
People's United Financial, Inc.	33,066	598,164
PNC Financial Services Group, Inc.	54,275	7,332,552
Principal Financial Group, Inc.	29,265	1,549,582
Progressive Corp.	65,749	3,889,053
Prudential Financial, Inc.	47,502	4,441,912
Raymond James Financial, Inc.	14,200	1,268,770
Regions Financial Corp.	126,346	2,246,432
S&P Global, Inc.	28,568	5,824,730
State Street Corp. (c)	42,478	3,954,277
SunTrust Banks, Inc.	51,436	3,395,805
SVB Financial Group (a)	5,800	1,674,808
Synchrony Financial	79,676	2,659,585
T Rowe Price Group, Inc.	27,755	3,222,078
Torchmark Corp.	12,412	1,010,461

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Travelers Cos., Inc.	31,406	$ 3,842,210
Unum Group	26,705	987,818
US Bancorp	178,522	8,929,670
Wells Fargo & Co.	496,303	27,515,038
Willis Towers Watson PLC	14,376	2,179,402
XL Group, Ltd.	30,748	1,720,351
Zions Bancorp	23,195	1,222,145
		362,048,785
HEALTH CARE — 13.8%
Abbott Laboratories	198,549	12,109,503
AbbVie, Inc.	171,643	15,902,724
ABIOMED, Inc. (a)	4,700	1,922,535
Aetna, Inc.	36,544	6,705,824
Agilent Technologies, Inc.	34,993	2,163,967
Alexion Pharmaceuticals, Inc. (a)	26,273	3,261,793
Align Technology, Inc. (a)	7,900	2,702,906
Allergan PLC	38,406	6,403,048
AmerisourceBergen Corp.	17,734	1,512,178
Amgen, Inc.	76,354	14,094,185
Anthem, Inc.	28,719	6,835,984
Baxter International, Inc.	57,679	4,259,017
Becton Dickinson and Co.	29,956	7,176,259
Biogen, Inc. (a)	23,784	6,903,068
Boston Scientific Corp. (a)	155,057	5,070,364
Bristol-Myers Squibb Co.	187,704	10,387,539
Cardinal Health, Inc.	34,333	1,676,480
Celgene Corp. (a)	80,071	6,359,239
Centene Corp. (a)	23,300	2,870,793
Cerner Corp. (a)	34,337	2,053,009
Cigna Corp.	27,985	4,756,051
Cooper Cos., Inc.	5,800	1,365,610
CVS Health Corp.	113,905	7,329,787
Danaher Corp.	68,994	6,808,328
DaVita, Inc. (a)	15,028	1,043,544
DENTSPLY SIRONA, Inc.	25,234	1,104,492
Edwards Lifesciences Corp. (a)	23,910	3,480,579
Eli Lilly & Co.	109,718	9,362,237
Envision Healthcare Corp. (a)	11,174	491,768
Express Scripts Holding Co. (a)	63,567	4,908,008
Gilead Sciences, Inc.	146,852	10,402,996
HCA Healthcare, Inc.	30,700	3,149,820
Henry Schein, Inc. (a)(b)	18,700	1,358,368
Hologic, Inc. (a)	32,800	1,303,800
Humana, Inc.	15,390	4,580,526
IDEXX Laboratories, Inc. (a)	9,700	2,114,018
Illumina, Inc. (a)	16,600	4,636,214
Incyte Corp. (a)	19,200	1,286,400
Intuitive Surgical, Inc. (a)	12,644	6,049,901
IQVIA Holdings, Inc. (a)	19,600	1,956,472
Johnson & Johnson	304,508	36,949,001
Laboratory Corp. of America Holdings (a)	11,175	2,006,248
McKesson Corp.	22,524	3,004,702
Medtronic PLC	153,393	13,131,975
Merck & Co., Inc.	307,072	18,639,270
Mettler-Toledo International, Inc. (a)	2,800	1,620,164
Security Description	Shares	Value
Mylan NV (a)	58,302	$ 2,107,034
Nektar Therapeutics (a)	17,600	859,408
PerkinElmer, Inc.	12,986	950,965
Perrigo Co. PLC	15,586	1,136,375
Pfizer, Inc.	662,533	24,036,697
Quest Diagnostics, Inc.	15,842	1,741,669
Regeneron Pharmaceuticals, Inc. (a)	8,742	3,015,903
ResMed, Inc.	16,500	1,709,070
Stryker Corp.	36,194	6,111,719
Thermo Fisher Scientific, Inc.	46,212	9,572,354
UnitedHealth Group, Inc.	109,374	26,833,817
Universal Health Services, Inc. Class B	10,500	1,170,120
Varian Medical Systems, Inc. (a)	11,029	1,254,218
Vertex Pharmaceuticals, Inc. (a)	28,852	4,903,686
Waters Corp. (a)	8,750	1,693,912
Zimmer Biomet Holdings, Inc.	24,225	2,699,634
Zoetis, Inc.	54,920	4,678,635
		367,685,910
INDUSTRIALS — 9.4%
3M Co.	67,629	13,303,977
Alaska Air Group, Inc.	15,500	936,045
Allegion PLC	11,996	928,011
American Airlines Group, Inc.	46,300	1,757,548
AMETEK, Inc.	25,299	1,825,576
AO Smith Corp.	17,500	1,035,125
Arconic, Inc.	50,186	853,664
Boeing Co.	62,564	20,990,848
C.H. Robinson Worldwide, Inc.	16,479	1,378,633
Caterpillar, Inc.	68,924	9,350,919
Cintas Corp.	10,066	1,862,915
Copart, Inc. (a)	22,900	1,295,224
CSX Corp.	99,855	6,368,752
Cummins, Inc.	16,914	2,249,562
Deere & Co.	37,283	5,212,163
Delta Air Lines, Inc.	75,334	3,732,046
Dover Corp.	17,050	1,248,060
Eaton Corp. PLC	49,725	3,716,446
Emerson Electric Co.	71,579	4,948,972
Equifax, Inc.	13,888	1,737,528
Expeditors International of Washington, Inc.	21,176	1,547,966
Fastenal Co. (b)	31,458	1,514,074
FedEx Corp.	27,550	6,255,503
Flowserve Corp. (b)	12,345	498,738
Fluor Corp.	17,604	858,723
Fortive Corp.	33,297	2,567,532
Fortune Brands Home & Security, Inc.	18,000	966,420
General Dynamics Corp.	30,972	5,773,490
General Electric Co.	985,888	13,417,936
Harris Corp.	13,002	1,879,309
Honeywell International, Inc.	85,978	12,385,131
Huntington Ingalls Industries, Inc.	5,400	1,170,666
IHS Markit, Ltd. (a)	39,800	2,053,282
Illinois Tool Works, Inc.	34,700	4,807,338

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Ingersoll-Rand PLC	27,184	$ 2,439,220
Jacobs Engineering Group, Inc.	14,343	910,637
JB Hunt Transport Services, Inc.	10,000	1,215,500
Johnson Controls International PLC	104,808	3,505,828
Kansas City Southern	12,396	1,313,480
L3 Technologies, Inc.	8,538	1,642,028
Lockheed Martin Corp.	28,271	8,352,101
Masco Corp.	34,584	1,294,133
Nielsen Holdings PLC	39,625	1,225,601
Norfolk Southern Corp.	32,087	4,840,966
Northrop Grumman Corp.	20,225	6,223,232
PACCAR, Inc.	38,139	2,363,092
Parker-Hannifin Corp.	14,389	2,242,526
Pentair PLC	19,604	824,936
Quanta Services, Inc. (a)	14,407	481,194
Raytheon Co.	32,246	6,229,282
Republic Services, Inc.	24,889	1,701,412
Robert Half International, Inc.	15,966	1,039,387
Rockwell Automation, Inc.	13,926	2,314,919
Rockwell Collins, Inc.	19,631	2,643,903
Roper Technologies, Inc.	11,665	3,218,490
Snap-on, Inc.	6,640	1,067,181
Southwest Airlines Co.	58,859	2,994,746
Stanley Black & Decker, Inc.	16,657	2,212,216
Stericycle, Inc. (a)	8,096	528,588
Textron, Inc.	28,933	1,906,974
TransDigm Group, Inc. (a)	5,600	1,932,784
Union Pacific Corp.	88,198	12,495,893
United Continental Holdings, Inc. (a)	27,500	1,917,575
United Parcel Service, Inc. Class B	79,591	8,454,952
United Rentals, Inc. (a)	9,800	1,446,676
United Technologies Corp.	85,451	10,683,938
Verisk Analytics, Inc. (a)	17,100	1,840,644
W.W. Grainger, Inc.	6,057	1,867,979
Waste Management, Inc.	45,135	3,671,281
Xylem, Inc.	21,058	1,418,888
		250,890,304
INFORMATION TECHNOLOGY — 25.6%
Accenture PLC Class A	72,818	11,912,297
Activision Blizzard, Inc.	85,000	6,487,200
Adobe Systems, Inc. (a)	56,144	13,688,469
Advanced Micro Devices, Inc. (a)(b)	96,200	1,442,038
Akamai Technologies, Inc. (a)	20,090	1,471,191
Alliance Data Systems Corp.	5,696	1,328,307
Alphabet, Inc. Class A (a)	33,867	38,242,278
Alphabet, Inc. Class C (a)	34,587	38,586,987
Amphenol Corp. Class A	33,120	2,886,408
Analog Devices, Inc.	41,852	4,014,444
ANSYS, Inc. (a)	9,900	1,724,382
Apple, Inc.	559,324	103,536,466
Applied Materials, Inc.	118,154	5,457,533
Autodesk, Inc. (a)	25,706	3,369,800
Automatic Data Processing, Inc.	49,952	6,700,561
Security Description	Shares	Value
Broadcom, Inc.	46,691	$ 11,329,104
Broadridge Financial Solutions, Inc.	13,400	1,542,340
CA, Inc.	37,540	1,338,301
Cadence Design Systems, Inc. (a)	31,200	1,351,272
Cars.com, Inc. (a)	1	28
Cisco Systems, Inc.	532,690	22,921,651
Citrix Systems, Inc. (a)	14,089	1,477,091
Cognizant Technology Solutions Corp. Class A	66,241	5,232,377
Corning, Inc.	94,126	2,589,406
DXC Technology Co.	33,338	2,687,376
eBay, Inc. (a)	104,745	3,798,054
Electronic Arts, Inc. (a)	34,679	4,890,433
F5 Networks, Inc. (a)	7,741	1,334,935
Facebook, Inc. Class A (a)	273,293	53,106,296
Fidelity National Information Services, Inc.	38,491	4,081,201
Fiserv, Inc. (a)	45,124	3,343,237
FleetCor Technologies, Inc. (a)	10,100	2,127,565
FLIR Systems, Inc.	17,761	923,039
Gartner, Inc. (a)(b)	10,100	1,342,290
Global Payments, Inc.	17,476	1,948,399
Hewlett Packard Enterprise Co.	173,353	2,532,687
HP, Inc.	185,953	4,219,274
Intel Corp. (a)	528,936	26,293,409
International Business Machines Corp.	97,795	13,661,961
Intuit, Inc.	27,637	5,646,377
IPG Photonics Corp. (a)	4,100	904,583
Juniper Networks, Inc.	36,149	991,206
KLA-Tencor Corp.	17,132	1,756,544
Lam Research Corp.	18,477	3,193,749
Mastercard, Inc. Class A	104,251	20,487,406
Microchip Technology, Inc. (b)	25,483	2,317,679
Micron Technology, Inc. (a)	130,034	6,818,983
Microsoft Corp.	872,258	86,013,361
Motorola Solutions, Inc.	17,772	2,068,128
NetApp, Inc.	29,614	2,325,587
NVIDIA Corp.	68,544	16,238,074
Oracle Corp.	337,535	14,871,792
Paychex, Inc.	34,807	2,379,058
PayPal Holdings, Inc. (a)	126,545	10,537,402
Qorvo, Inc. (a)	15,400	1,234,618
QUALCOMM, Inc.	170,826	9,586,755
Red Hat, Inc. (a)	20,170	2,710,243
salesforce.com, Inc. (a)	79,895	10,897,678
Seagate Technology PLC	32,324	1,825,336
Skyworks Solutions, Inc.	20,100	1,942,665
Symantec Corp.	67,760	1,399,244
Synopsys, Inc. (a)	17,500	1,497,475
Take-Two Interactive Software, Inc. (a)	12,500	1,479,500
TE Connectivity, Ltd.	39,751	3,579,975
Texas Instruments, Inc.	110,193	12,148,778
Total System Services, Inc.	18,476	1,561,591
Twitter, Inc. (a)	72,600	3,170,442

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	10,301	$ 1,415,563
Visa, Inc. Class A	203,760	26,988,012
Western Digital Corp.	33,853	2,620,561
Western Union Co.	53,945	1,096,702
Xerox Corp.	25,527	612,648
Xilinx, Inc.	27,460	1,792,040
		679,029,842
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	24,702	3,846,843
Albemarle Corp. (b)	12,200	1,150,826
Alcoa Corp. (a)	1	47
Avery Dennison Corp.	10,670	1,089,407
Ball Corp.	41,232	1,465,798
CF Industries Holdings, Inc.	28,520	1,266,288
DowDuPont, Inc.	264,346	17,425,688
Eastman Chemical Co.	15,836	1,582,967
Ecolab, Inc.	29,301	4,111,809
FMC Corp.	15,978	1,425,397
Freeport-McMoRan, Inc.	146,040	2,520,650
International Flavors & Fragrances, Inc.	9,451	1,171,546
International Paper Co.	44,803	2,333,340
LyondellBasell Industries NV Class A	36,548	4,014,798
Martin Marietta Materials, Inc.	6,945	1,551,027
Mosaic Co.	40,984	1,149,601
Newmont Mining Corp.	58,133	2,192,196
Nucor Corp.	34,648	2,165,500
Packaging Corp. of America	11,200	1,252,048
PPG Industries, Inc.	29,854	3,096,755
Praxair, Inc.	32,511	5,141,615
Sealed Air Corp.	18,323	777,811
Sherwin-Williams Co.	9,409	3,834,826
Vulcan Materials Co. (b)	14,471	1,867,627
WestRock Co.	27,936	1,592,911
		68,027,321
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	11,400	1,438,338
American Tower Corp. REIT	49,518	7,139,010
Apartment Investment & Management Co. Class A, REIT	18,787	794,690
AvalonBay Communities, Inc. REIT	16,469	2,830,856
Boston Properties, Inc. REIT	16,846	2,112,825
CBRE Group, Inc. Class A (a)	35,167	1,678,873
Crown Castle International Corp. REIT	47,758	5,149,268
Digital Realty Trust, Inc. REIT	24,600	2,744,868
Duke Realty Corp. REIT	39,000	1,132,170
Equinix, Inc. REIT	9,043	3,887,495
Equity Residential REIT	43,919	2,797,201
Essex Property Trust, Inc. REIT	7,245	1,732,062
Extra Space Storage, Inc. REIT	15,100	1,507,131
Federal Realty Investment Trust REIT	8,600	1,088,330
Security Description	Shares	Value
GGP, Inc. REIT	68,558	$ 1,400,640
HCP, Inc. REIT	56,023	1,446,514
Host Hotels & Resorts, Inc. REIT	81,262	1,712,190
Iron Mountain, Inc. REIT	31,281	1,095,148
Kimco Realty Corp. REIT	48,153	818,120
Macerich Co. REIT	10,455	594,158
Mid-America Apartment Communities, Inc. REIT	13,800	1,389,246
Prologis, Inc. REIT	60,252	3,957,954
Public Storage REIT	16,935	3,841,874
Realty Income Corp. REIT	30,900	1,662,111
Regency Centers Corp. REIT	16,200	1,005,696
SBA Communications Corp. REIT (a)	12,800	2,113,536
Simon Property Group, Inc. REIT	35,080	5,970,265
SL Green Realty Corp. REIT	9,400	944,982
UDR, Inc. REIT	31,400	1,178,756
Ventas, Inc. REIT	38,797	2,209,489
Vornado Realty Trust REIT	20,468	1,512,995
Welltower, Inc. REIT	44,419	2,784,627
Weyerhaeuser Co. REIT	88,487	3,226,236
		74,897,654
TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	829,340	26,630,107
CenturyLink, Inc.	106,578	1,986,614
Verizon Communications, Inc.	472,115	23,752,106
		52,368,827
UTILITIES — 2.9%
AES Corp.	77,836	1,043,781
Alliant Energy Corp.	28,300	1,197,656
Ameren Corp.	26,704	1,624,938
American Electric Power Co., Inc.	55,609	3,850,923
American Water Works Co., Inc.	19,500	1,664,910
CenterPoint Energy, Inc.	51,176	1,418,087
CMS Energy Corp.	33,455	1,581,752
Consolidated Edison, Inc.	36,952	2,881,517
Dominion Energy, Inc.	74,994	5,113,091
DTE Energy Co.	19,545	2,025,448
Duke Energy Corp.	78,592	6,215,055
Edison International	35,514	2,246,971
Entergy Corp.	19,798	1,599,481
Evergy, Inc.	30,499	1,712,519
Eversource Energy	34,517	2,023,041
Exelon Corp.	109,884	4,681,059
FirstEnergy Corp.	51,693	1,856,296
NextEra Energy, Inc.	53,564	8,946,795
NiSource, Inc.	42,004	1,103,865
NRG Energy, Inc.	33,002	1,013,161
PG&E Corp.	61,614	2,622,292
Pinnacle West Capital Corp.	12,204	983,154
PPL Corp. (b)	83,819	2,393,033
Public Service Enterprise Group, Inc.	59,688	3,231,508

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SCANA Corp.	13,599	$ 523,834
Sempra Energy	31,162	3,618,220
Southern Co.	113,859	5,272,810
WEC Energy Group, Inc.	34,382	2,222,796
Xcel Energy, Inc.	60,651	2,770,538
		77,438,531
TOTAL COMMON STOCKS (Cost $2,057,200,814)		2,616,734,737

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	81,040,262	81,040,262
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	550,307	550,307
TOTAL SHORT-TERM INVESTMENTS (Cost $81,590,569)		81,590,569
TOTAL INVESTMENTS — 101.6% (Cost $2,138,791,383)		2,698,325,306
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(42,660,822)
NET ASSETS — 100.0%		$ 2,655,664,484

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	=Real Estate Investment Trust

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	604	09/21/2018	$83,959,780	$82,192,320	$(1,767,554)
During the period ended June 30, 2018, average notional value related to futures contracts was $71,088,454 or 3% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 338,271,750	$—	$—	$ 338,271,750
Consumer Staples	179,797,701	—	—	179,797,701
Energy	166,278,112	—	—	166,278,112
Financials	362,048,785	—	—	362,048,785
Health Care	367,685,910	—	—	367,685,910
Industrials	250,890,304	—	—	250,890,304
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Information Technology	679,029,842	$—	$—	679,029,842
Materials	68,027,321	—	—	68,027,321
Real Estate	74,897,654	—	—	74,897,654
Telecommunication Services	52,368,827	—	—	52,368,827
Utilities	77,438,531	—	—	77,438,531
Short-Term Investments	81,590,569	—	—	81,590,569
TOTAL INVESTMENTS	$2,698,325,306	$—	$—	$2,698,325,306
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,767,554)	—	—	(1,767,554)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,767,554)	$—	$—	$ (1,767,554)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp	35,378	$ 3,453,247	$ 687,949	$ —	$—	$(186,919)	42,478	$ 3,954,277	$ 34,631	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,243,442	69,243,442	496,506,181	484,709,361	—	—	81,040,262	81,040,262	507,372	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,778,697	1,778,697	7,290,770	8,519,160	—	—	550,307	550,307	4,287	—
Total		$74,475,386	$504,484,900	$493,228,521	$—	$(186,919)		$85,544,846	$546,290	$—
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$2,612,780,460
Investments in affiliated issuers, at value	85,544,846
Total Investments	2,698,325,306
Cash at broker	5,211,903
Cash	441,301
Receivable for investments sold	2,402,166
Receivable for fund shares sold	3,068,449
Dividends receivable — unaffiliated issuers	2,126,941
Dividends receivable — affiliated issuers	127,726
Securities lending income receivable — unaffiliated issuers	2,467
Securities lending income receivable — affiliated issuers	359
TOTAL ASSETS	2,711,706,618
LIABILITIES
Payable upon return of securities loaned	550,307
Payable for investments purchased	7,257,635
Payable for fund shares repurchased	46,324,494
Payable to broker – variation margin on open futures contracts	1,766,083
Custodian fees payable	55,919
Registration and filing fees payable	2,584
Professional fees payable	67,286
Printing and postage fees payable	5,639
Accrued expenses and other liabilities	12,187
TOTAL LIABILITIES	56,042,134
NET ASSETS	$2,655,664,484
NET ASSETS CONSIST OF:
Paid-in Capital	$2,027,454,521
Undistributed (distribution in excess of) net investment income (loss)	24,608,109
Accumulated net realized gain (loss) on investments and futures contracts	45,835,485
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	558,755,819
Investments — affiliated issuers	778,104
Futures contracts	(1,767,554)
NET ASSETS	$2,655,664,484
NET ASSET VALUE PER SHARE
Net asset value per share	$ 13.42
Shares outstanding (unlimited amount authorized, no par value)	197,920,160
Net Assets	$2,655,664,484
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,054,024,641
Investments in affiliated issuers	84,766,742
Total cost of investments	$2,138,791,383
* Includes investments in securities on loan, at value	$ 21,807,026
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 8,208
Dividend income — unaffiliated issuers	24,374,397
Dividend income — affiliated issuers	542,003
Unaffiliated securities lending income	14,404
Affiliated securities lending income	4,287
TOTAL INVESTMENT INCOME (LOSS)	24,943,299
EXPENSES
Administration and custody fees	149,971
Trustees’ fees and expenses	47,303
Registration fees	26,735
Professional fees	74,216
Printing and postage fees	11,812
Insurance expense	409
Miscellaneous expenses	24,744
TOTAL EXPENSES	335,190
NET INVESTMENT INCOME (LOSS)	24,608,109
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,937,013
Futures contracts	2,538,950
Net realized gain (loss)	10,475,963
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	30,703,767
Investments — affiliated issuers	(186,919)
Futures contracts	(2,338,803)
Net change in unrealized appreciation/depreciation	28,178,045
NET REALIZED AND UNREALIZED GAIN (LOSS)	38,654,008
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$63,262,117
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,608,109	$ 38,092,113
Net realized gain (loss)	10,475,963	95,301,372
Net change in unrealized appreciation/depreciation	28,178,045	236,604,596
Net increase (decrease) in net assets resulting from operations	63,262,117	369,998,081
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(38,352,420)
Net realized gains	—	(59,864,463)
Total distributions to shareholders	—	(98,216,883)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	578,818,614	1,289,250,676
Reinvestment of distributions	—	98,216,883
Cost of shares redeemed	(185,597,158)	(687,512,121)
Net increase (decrease) in net assets from beneficial interest transactions	393,221,456	699,955,438
Net increase (decrease) in net assets during the period	456,483,573	971,736,636
Net assets at beginning of period	2,199,180,911	1,227,444,275
NET ASSETS AT END OF PERIOD	$2,655,664,484	$2,199,180,911
Undistributed (distribution in excess of) net investment income (loss)	$ 24,608,109	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	43,616,922	106,644,618
Reinvestment of distributions	—	7,508,936
Shares redeemed	(13,901,986)	(54,428,277)
Net increase (decrease)	29,714,936	59,725,277
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 8/11/14* - 12/31/14
Net asset value, beginning of period	$ 13.07	$ 11.31	$ 10.32	$ 10.55	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.25	0.23	0.22	0.08
Net realized and unrealized gain (loss)	0.22	2.21	1.02	(0.09)	0.63
Total from investment operations	0.35	2.46	1.25	0.13	0.71
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.18)	(0.20)	(0.08)
Net realized gains	—	(0.43)	(0.08)	(0.16)	(0.08)
Total distributions	—	(0.70)	(0.26)	(0.36)	(0.16)
Net asset value, end of period	$ 13.42	$ 13.07	$ 11.31	$ 10.32	$ 10.55
Total return (b)	2.68%	21.66%	12.18%	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,655,664	$2,199,181	$1,227,444	$541,335	$426,710
Ratios to average net assets:
Total expenses	0.03%(c)	0.03%	0.04%	0.04%	0.04%(c)
Net expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%(c)
Net investment income (loss)	1.90%(c)	1.98%	2.15%	2.05%	2.06%(c)
Portfolio turnover rate	2%(d)	30%	5%	5%	4%(d)(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the master portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2018
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	31.11%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2018, the Portfolio entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,766,083)	$—	$(1,766,083)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,538,950	$—	$2,538,950

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,338,803)	$—	$(2,338,803)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. This waiver and/ or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
For the period ended June 30, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I shares for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$461,221,819	$41,504,310
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$ 645,209,673	$180,865,368	$ —	$180,865,368
State Street Equity 500 Index II Portfolio	2,153,148,268	597,161,355	51,984,317	545,177,038
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 21,807,026	$ 550,307	$ 21,760,466	$ 22,310,773

28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$550,307	$—	$—	$—	$550,307	$550,307
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses . A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate."
The Portfolio had no outstanding loans as of June 30, 2018.
10.    Risks
Concentration Risk
As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio and the Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio and the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.18%	$1,025.90	$0.90	$1,023.90	$0.90
Service Shares	0.28	1,025.50	1.41	1,023.40	1.40
Class R Shares	0.63	1,023.10	3.16	1,021.70	3.16
Class A Shares	0.41	1,024.50	2.06	1,022.80	2.06
Class I Shares	0.19	1,025.90	0.95	1,023.90	0.95
Class K Shares	0.03	1,026.80	0.15	1,024.60	0.15
State Street Equity 500 Index II Portfolio	0.03	1,026.80	0.15	1,024.60	0.15

(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund and Portfolio file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund (the “Fund”) for which the Portfolio serves as the master fund in a master-feeder structure:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant,
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.
The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
35

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITEQTY500SAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in corresponding affiliated Portfolio, at value	$12,478,148,441
Receivable for fund shares sold	200
Receivable from Adviser	59,742
TOTAL ASSETS	12,478,208,383
LIABILITIES
Administration fees payable	529,499
Shareholder servicing fee payable	203,640
Distribution fees payable	41,142
Transfer agent fees payable	58,270
Distribution payable	3,881,855
Registration and filing fees payable	101,212
Professional fees payable	21,011
Printing fees payable	98,857
Accrued expenses and other liabilities	281,390
TOTAL LIABILITIES	5,216,876
NET ASSETS	$12,472,991,507
NET ASSETS CONSIST OF:
Paid-in Capital	$12,471,588,629
Undistributed (distribution in excess of) net investment income (loss)	149,721
Accumulated net realized gain (loss) on investments	(25,137)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,278,294
NET ASSETS	$12,472,991,507
Administration Class
Net Assets	$ 1,117,383,112
Shares Outstanding	1,117,327,963
Net asset value, offering and redemption price per share	$ 1.0000
Investment Class
Net Assets	$ 30,894
Shares Outstanding	30,892
Net asset value, offering and redemption price per share	$ 1.0001
Investor Class
Net Assets	$ 50,765,271
Shares Outstanding	50,763,278
Net asset value, offering and redemption price per share	$ 1.0000
Premier Class
Net Assets	$10,508,992,199
Shares Outstanding	10,508,454,762
Net asset value, offering and redemption price per share	$ 1.0001
Trust Class
Net Assets	$ 795,820,031
Shares Outstanding	795,759,726
Net asset value, offering and redemption price per share	$ 1.0001
COST OF INVESTMENTS:
Investments in corresponding affiliated Portfolio	$12,476,870,147
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$109,939,499
Expenses allocated from affiliated Portfolio	(3,819,715)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	106,119,784
EXPENSES
Administration fees
Administration Class	235,440
Investment Class	520
Investor Class	14,898
Premier Class	2,475,401
Trust Class	174,214
Shareholder servicing fees
Administration Class	941,759
Investment Class	2,600
Investor Class	23,837
Trust Class	202,089
Distribution fees
Administration Class	235,440
Investment Class	1,040
Custodian fees	12,455
Trustees’ fees and expenses	9,004
Transfer agent fees	173,152
Registration and filing fees	136,430
Professional fees and expenses	12,528
Printing fees	12,548
Insurance expense	2,062
Miscellaneous expenses	142,528
TOTAL EXPENSES	4,807,945
Expenses waived/reimbursed by the Adviser	(259,760)
NET EXPENSES	4,548,185
NET INVESTMENT INCOME (LOSS)	101,571,599
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	37,954
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	1,423,883
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,461,837
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$103,033,436
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 101,571,599	$ 99,873,388
Net realized gain (loss)	37,954	(63,091)
Net change in unrealized appreciation/depreciation	1,423,883	(946,240)
Net increase (decrease) in net assets resulting from operations	103,033,436	98,864,057
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administration Class	(7,144,750)	(7,817,877)
Investment Class	(12,223)	(38,959)
Investor Class	(516,836)	(160,905)
Premier Class	(87,928,681)	(81,989,242)
Trust Class	(5,916,852)	(9,868,689)
Total distributions from net investment income	(101,519,342)	(99,875,672)
Net Realized Gains
Administration Class	—	(26,712)
Investment Class	—	(171)
Investor Class	—	(1,046)
Premier Class	—	(264,306)
Trust Class	—	(20,291)
Total distributions from net realized gains	—	(312,526)
Total distributions to shareholders	(101,519,342)	(100,188,198)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	3,984,951,602	10,028,073,072
Reinvestment of distributions	3,086,771	3,652,534
Shares redeemed	(3,702,371,720)	(9,998,462,003)
Net increase (decrease) from capital share transactions	285,666,653	33,263,603
Investment Class
Reinvestment of distributions	41	41
Shares redeemed	(5,516,819)	(34,365)
Net increase (decrease) from capital share transactions	(5,516,778)	(34,324)
Investor Class
Shares sold	185,790,017	243,121,337
Reinvestment of distributions	514,062	161,933
Shares redeemed	(169,907,293)	(208,917,638)
Net increase (decrease) from capital share transactions	16,396,786	34,365,632
Premier Class
Shares sold	50,642,482,291	72,726,206,067
Reinvestment of distributions	77,530,281	77,010,563
Shares redeemed	(48,515,550,220)	(70,754,232,506)
Net increase (decrease) from capital share transactions	2,204,462,352	2,048,984,124
Trust Class
Shares sold	3,554,460,255	7,144,297,354
Reinvestment of distributions	4,564,535	8,305,870
Shares redeemed	(3,527,682,307)	(7,599,347,737)
Net increase (decrease) from capital share transactions	31,342,483	(446,744,513)
Net increase (decrease) in net assets from beneficial interest transactions	2,532,351,496	1,669,834,522
Net increase (decrease) in net assets during the period	2,533,865,590	1,668,510,381
Net assets at beginning of period	9,939,125,917	8,270,615,536
NET ASSETS AT END OF PERIOD	$ 12,472,991,507	$ 9,939,125,917
Undistributed (distribution in excess of) net investment income (loss)	$ 149,721	$ 97,464
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	3,984,952,476	10,027,174,596
Reinvestment of distributions	3,086,820	3,652,244
Shares redeemed	(3,702,356,377)	(9,997,596,043)
Net increase (decrease) from share transactions	285,682,919	33,230,797
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17(a)
Investment Class
Reinvestment of distributions	$ 41	$ 41
Shares redeemed	(5,516,914)	(34,367)
Net increase (decrease) from share transactions	(5,516,873)	(34,326)
Investor Class
Shares sold	185,797,356	243,123,369
Reinvestment of distributions	514,088	161,937
Shares redeemed	(169,913,506)	(208,919,966)
Net increase (decrease) from share transactions	16,397,938	34,365,340
Premier Class
Shares sold	50,643,356,065	72,720,747,577
Reinvestment of distributions	77,532,432	77,006,282
Shares redeemed	(48,516,188,006)	(70,749,059,693)
Net increase (decrease) from share transactions	2,204,700,491	2,048,694,166
Trust Class
Shares sold	3,554,472,189	7,143,802,480
Reinvestment of distributions	4,564,590	8,305,230
Shares redeemed	(3,527,725,028)	(7,598,812,930)
Net increase (decrease) from share transactions	31,311,751	(446,705,220)

(a)	For Investor Class shares, data is for the period July 13, 2017 (inception date) through December 31, 2017.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0075	0.0080	0.0008
Net realized and unrealized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0075	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0075)	(0.0080)	(0.0008)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0075)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.76%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,117,383	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.38%(d)
Net expenses	0.37%(d)	0.37%	0.38%(d)
Net investment income (loss)	1.52%(d)	0.80%	0.22%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0070	0.0070	0.0010	0.0000(b)(c)	0.0000(b)(c)	0.0000(b)(c)
Net realized and unrealized gain (loss)	0.0002	(0.0001)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0072	0.0069	0.0010	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0070)	(0.0070)	(0.0010)	—	—	(0.0000)(b)
Net realized gains	—	(0.0000)(b)	—	—	—	(0.0000)(b)
Total distributions	(0.0070)	(0.0070)	(0.0010)	—	—	(0.0000)(b)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.72%	0.69%	0.10%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 31	$ 5,547	$ 5,582	$485,292	$726,910	$1,013,152
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%(f)	0.47%	0.46%	0.24%	0.19%	0.22%
Net investment income (loss)	1.18%(f)	0.70%	0.08%	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/18 (Unaudited)	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0083	0.0055
Net realized and unrealized gain (loss)	0.0001	(0.0001)
Total from investment operations	0.0084	0.0054
Voluntary expense reimbursement from Affiliate	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0083)	(0.0055)
Net realized gains	—	(0.0000)(b)
Total distributions	(0.0083)	(0.0055)
Net asset value, end of period	$ 1.0000	$ 0.9999
Total return (c)	0.84%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50,765	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%(d)
Net expenses	0.20%(d)	0.20%(d)
Net investment income (loss)	1.74%(d)	1.19%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0087	0.0105	0.0045	0.0012(b)	0.0008(b)	0.0010(b)
Net realized and unrealized gain (loss)	0.0002	(0.0002)	0.0001	0.0000(c)	(0.0001)	0.0000(c)
Total from investment operations	0.0089	0.0103	0.0046	0.0012	0.0007	0.0010
Distributions to shareholders from:
Net investment income	(0.0087)	(0.0105)	(0.0045)	(0.0012)	(0.0007)	(0.0010)
Net realized gains	—	(0.0000)(c)	—	—	—	(0.0000)(c)
Total distributions	(0.0087)	(0.0105)	(0.0045)	(0.0012)	(0.0007)	(0.0010)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.88%	1.05%	0.45%	0.12%	0.07%	0.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,508,992	$8,303,222	$6,255,384	$45,207,442	$37,932,781	$29,850,029
Ratios to Average Net Assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.78%(e)	1.06%	0.43%	0.12%	0.07%	0.10%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0084	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0002	(0.0001)	0.0000(b)
Total from investment operations	0.0086	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0084)	(0.0099)	(0.0015)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0084)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0001	$ 0.9999	$ 1.0000
Total return (c)	0.86%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$795,820	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.19%(d)
Net expenses	0.18%(d)	0.18%	0.19%(d)
Net investment income (loss)	1.70%(d)	0.97%	0.39%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 Not commenced October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (100.00% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The Fund uses a floating rate NAV. The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. Effective October 12, 2016, The Board has permitted to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or canceled at any time without notice. For the period ended June 30, 2018, the Adviser did not voluntarily waive any expenses.
Under the terms of the reimbursement agreement, the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2018, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year end.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2018, the Fund's Administration Class shares and Investment Class shares paid $235,440 and $1,040, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2018, the Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $2,600, $941,759, $23,837 and $202,089, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$12,476,870,147	$1,278,294	$—	$1,278,294
6.    Risks
Concentration Risk
As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,007.60	$1.84	$1,023.00	$1.86
Investment Class	0.47	1,007.20	2.34	1,022.50	2.36
Investor Class	0.20	1,008.40	1.00	1,023.80	1.00
Premier Class	0.12	1,008.80	0.60	1,024.20	0.60
Trust Class	0.18	1,008.60	0.90	1,023.90	0.90

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•     Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•    A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•     Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•     Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1- and 3-year periods and its Lipper Index for the 3-year period, (b) outperformed the median of its Performance Group for the 5- and 10-year periods, the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods, and its Lipper Index for the 5- and 10-year periods, and (c) underperformed its Lipper Index for the 1- year period .
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Certificates of Deposit	40.6%
Other Notes	22.4
Financial Company Commercial Paper	19.4
Asset Backed Commercial Paper	8.9
Other Repurchase Agreements	7.8
Treasury Repurchase Agreements	0.8
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	53.1%
31 to 60 Days	15.7
61 to 90 Days	6.7
Over 90 Days	24.4
Total	99.9%
Average days to maturity	17
Weighted average life	61
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—8.9%
Alpine Sec LLC(a)	2.340%	07/31/2018	07/31/2018	$ 150,000,000	$ 149,719,066
Antalis SA(a)	1.980%	07/05/2018	07/05/2018	192,000,000	191,937,153
Atlantic Asset Securitization LLC(a)	1.900%	07/02/2018	07/02/2018	175,000,000	174,971,708
Barclays CCP(a)	2.360%	08/15/2018	08/15/2018	60,000,000	59,835,892
Barclays CCP,(a)	2.400%	07/10/2018	07/10/2018	165,000,000	164,903,452
Cancara Asset Securitisation LLC(a)	2.280%	08/08/2018	08/08/2018	75,000,000	74,824,750
Cancara Asset Securitisation LLC(a)	2.300%	09/11/2018	09/11/2018	50,000,000	49,767,516
Collateralized Commercial Paper Co. LLC(a)	2.360%	08/22/2018	08/22/2018	30,000,000	29,903,250
Liberty Street Funding Corp(a)	2.360%	09/04/2018	09/04/2018	50,000,000	49,794,812
LMA Americas LLC(a)	1.910%	07/02/2018	07/02/2018	65,000,000	64,989,519
Nieuw Amsterdam Receivables Corp.(a)	2.030%	07/12/2018	07/12/2018	100,000,000	99,925,431
TOTAL ASSET BACKED COMMERCIAL PAPER					1,110,572,549
CERTIFICATES OF DEPOSIT—40.6%
Bank of Montreal(a)	2.100%	07/27/2018	07/27/2018	75,000,000	75,001,675
Bank of Montreal(a)	2.250%	08/24/2018	08/24/2018	55,000,000	55,009,665
Bank of Montreal(a)	2.320%	10/01/2018	10/01/2018	150,000,000	150,028,692
Bank of Montreal, 1 Month USD LIBOR + 0.28%(b)	2.281%	07/05/2018	03/04/2019	125,000,000	125,010,541
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19%(b)	2.292%	07/30/2018	08/28/2018	125,000,000	125,035,284
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	2.538%	07/10/2018	04/10/2019	74,500,000	74,545,184
BNP Paribas(a)	2.360%	11/01/2018	11/01/2018	85,000,000	85,009,234
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19%(b)	2.284%	07/31/2018	08/31/2018	100,000,000	100,027,120
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.11%(b)	2.465%	07/17/2018	01/17/2019	135,000,000	134,999,706
China Construction Bank(a)	2.350%	08/20/2018	08/20/2018	125,000,000	125,018,686
China Construction Bank(a)	2.360%	08/24/2018	08/24/2018	80,000,000	80,011,974
Credit Suisse, 3 Month USD LIBOR + 0.17%(b)	2.532%	07/18/2018	01/18/2019	75,000,000	75,011,889
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.460%	08/16/2018	11/16/2018	125,000,000	125,000,000
ING Bank NV, 3 Month USD LIBOR + 0.13%(b)	2.461%	07/09/2018	10/09/2018	100,000,000	100,000,000
KBC Bank NV(a)	1.920%	07/03/2018	07/03/2018	200,000,000	200,000,104
KBC Bank NV(a)	2.140%	08/07/2018	08/07/2018	125,000,000	125,011,121
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18%(b)	2.181%	07/03/2018	08/03/2018	75,000,000	75,015,113
Mizuho Bank Ltd.(a)	1.950%	07/03/2018	07/03/2018	150,000,000	149,999,778
Mizuho Bank Ltd.(a)	2.340%	07/09/2018	07/09/2018	125,000,000	125,012,026
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21%(b)	2.295%	07/18/2018	07/18/2018	125,000,000	125,017,309
MUFG Bank Ltd.(a)	2.300%	07/05/2018	07/05/2018	100,000,000	100,005,820
MUFG Bank Ltd.(a)	2.300%	09/27/2018	09/27/2018	100,000,000	100,008,652
MUFG Bank Ltd.(a)	2.320%	07/09/2018	07/09/2018	100,000,000	100,009,515
MUFG Bank Ltd.(a)	2.400%	08/27/2018	08/27/2018	100,000,000	100,044,209
Nordea Bank AB, 1 Month USD LIBOR + 0.22%(b)	2.250%	07/09/2018	02/08/2019	100,000,000	99,992,391
Nordea Bank AB, 3 Month USD LIBOR + 0.06%(b)	2.397%	09/27/2018	03/27/2019	60,000,000	59,995,528
Norinchukin Bank(a)	1.980%	07/05/2018	07/05/2018	200,000,000	200,000,646
Oversea-Chinese Banking Corp. Ltd.(a)	1.910%	07/02/2018	07/02/2018	125,000,000	125,000,047
Oversea-Chinese Banking Corp. Ltd.(a)	2.250%	07/25/2018	07/25/2018	105,000,000	105,022,651
Royal Bank of Canada, 1 Month USD LIBOR + 0.44%(b)	2.525%	07/17/2018	09/17/2018	100,000,000	100,080,110
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.491%	07/05/2018	01/04/2019	77,000,000	77,038,739
Royal Bank of Canada, 3 Month USD LIBOR + 0.17%(b)	2.525%	07/19/2018	04/18/2019	100,000,000	100,015,360
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.30%(b)	2.403%	07/27/2018	11/27/2018	35,000,000	35,018,326
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.31%(b)	2.394%	07/20/2018	11/20/2018	32,000,000	32,017,199
Standard Chartered Bank(a)	2.330%	07/20/2018	07/20/2018	35,000,000	35,007,033
Standard Chartered Bank(a)	2.330%	07/24/2018	07/24/2018	40,000,000	40,009,120
Standard Chartered Bank(a)	2.360%	08/13/2018	08/13/2018	95,000,000	95,033,095
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.21%(b)	2.211%	07/02/2018	08/02/2018	175,000,000	175,022,584
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%(b)	2.295%	07/09/2018	11/07/2018	$ 150,000,000	$ 150,007,068
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.25%(b)	2.296%	07/10/2018	08/10/2018	125,000,000	125,019,335
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.26%(b)	2.306%	07/10/2018	09/10/2018	65,000,000	65,006,020
Sumitomo Mitsui Trust Bank, 3 Month USD LIBOR + 0.12%(b)	2.428%	07/02/2018	10/01/2018	55,000,000	55,010,913
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27%(b)	2.271%	07/03/2018	12/03/2018	150,000,000	150,055,186
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.19%(b)	2.528%	07/10/2018	04/10/2019	84,000,000	84,050,950
Swedbank AB(a)	1.900%	07/03/2018	07/03/2018	200,000,000	199,999,772
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23%(b)	2.231%	07/02/2018	12/03/2018	125,000,000	125,026,129
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.17%(b)	2.171%	07/05/2018	07/05/2018	100,000,000	100,003,178
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22%(b)	2.305%	07/16/2018	11/15/2018	100,000,000	100,008,979
TOTAL CERTIFICATES OF DEPOSIT					5,063,273,656
FINANCIAL COMPANY COMMERCIAL PAPER—19.4%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15%(b)	2.151%	07/02/2018	07/02/2018	94,000,000	94,001,390
BPCE(a)	2.430%	08/06/2018	08/06/2018	100,000,000	99,785,511
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24%(b)	2.297%	07/16/2018	08/14/2018	50,000,000	50,015,227
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19%(b)	2.215%	07/09/2018	09/07/2018	100,000,000	100,025,280
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20%(b)	2.273%	07/02/2018	11/02/2018	75,000,000	75,004,965
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.430%	08/20/2018	05/20/2019	75,000,000	74,999,705
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	2.431%	08/16/2018	05/16/2019	87,000,000	86,999,650
Credit Suisse(a)	2.400%	08/08/2018	08/08/2018	150,000,000	149,663,334
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	1.890%	07/02/2018	07/02/2018	200,000,000	199,968,334
Federation des Caisses Desjardins du Quebec(a)	1.990%	07/03/2018	07/03/2018	125,000,000	124,973,445
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	2.498%	07/10/2018	01/10/2019	149,000,000	149,038,129
Oversea-Chinese Banking Corp. Ltd.(a)	2.260%	09/07/2018	09/07/2018	50,000,000	49,786,111
Oversea-Chinese Banking Corp. Ltd.(a)	2.260%	09/10/2018	09/10/2018	50,000,000	49,786,111
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25%(b)	2.334%	07/23/2018	01/22/2019	125,000,000	125,000,992
Toronto-Dominion Bank(a)	1.960%	07/03/2018	07/03/2018	125,000,000	124,973,889
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.24%(b)	2.328%	07/23/2018	12/21/2018	125,000,000	125,026,444
UBS AG, 1 Month USD LIBOR + 0.24%(b)	2.265%	07/09/2018	08/07/2018	75,000,000	75,020,612
UBS AG, 1 Month USD LIBOR + 0.28%(b)	2.371%	07/24/2018	09/24/2018	50,000,000	50,022,062
UBS AG, 1 Month USD LIBOR + 0.30%(b)	2.313%	07/06/2018	12/06/2018	29,000,000	29,006,879
UBS AG, 1 Month USD LIBOR + 0.30%(b)	2.330%	07/09/2018	12/10/2018	60,000,000	60,009,055
UBS AG, 3 Month USD LIBOR + 0.19%(b)	2.517%	09/10/2018	12/10/2018	125,000,000	125,043,325
Westpac Banking Corp., 1 Month USD LIBOR + 0.15%(b)	2.197%	07/13/2018	07/13/2018	75,000,000	75,005,754
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	2.227%	07/13/2018	08/13/2018	50,000,000	50,011,181
Westpac Banking Corp., 1 Month USD LIBOR + 0.19%(b)	2.284%	08/01/2018	08/31/2018	75,000,000	75,020,457
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	2.255%	07/09/2018	01/07/2019	75,000,000	75,018,416
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	2.485%	07/18/2018	01/18/2019	125,000,000	125,135,865
FINANCIAL COMPANY COMMERCIAL PAPER					2,418,342,123
OTHER NOTES—22.4%
Australia & New Zealand Banking Group Ltd.(a)	1.900%	07/02/2018	07/02/2018	125,000,000	125,000,000
Bank of America NA, 1 Month USD LIBOR + 0.18%(b)	2.181%	07/02/2018	08/02/2018	75,000,000	74,998,743
Bank of America NA, 1 Month USD LIBOR + 0.18%(b)	2.210%	07/09/2018	08/08/2018	58,000,000	57,998,824
Bank of America NA, 1 Month USD LIBOR + 0.19%(b)	2.247%	07/10/2018	09/10/2018	50,000,000	49,998,101
Bank of America NA, 1 Month USD LIBOR + 0.24%(b)	2.286%	07/09/2018	01/07/2019	50,000,000	49,997,440
Canadian Imperial Bank of Commerce(a)	1.880%	07/02/2018	07/02/2018	225,000,000	225,000,000
China Construction Bank Corp.(a)	1.920%	07/02/2018	07/02/2018	125,000,000	125,000,000
Citibank NA(a)	1.850%	07/02/2018	07/02/2018	75,000,000	75,000,000
DnB Bank ASA(a)	1.890%	07/02/2018	07/02/2018	320,000,000	320,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Lloyds Bank PLC(a)	1.900%	07/02/2018	07/02/2018	$ 275,000,000	$ 275,000,000
Mizuho Corporate Bank Ltd.(a)	1.910%	07/02/2018	07/02/2018	101,466,000	101,466,000
National Australia Bank Ltd.(a)	1.850%	07/02/2018	07/02/2018	125,000,000	125,000,000
National Bank of Canada(a)	1.920%	07/03/2018	07/03/2018	200,000,000	200,000,000
National Bank of Canada(a)	1.920%	07/05/2018	07/05/2018	100,000,000	100,000,000
Nordea Bank Finland PLC(a)	1.900%	07/02/2018	07/02/2018	200,000,000	200,000,000
Royal Bank of Canada(a)	1.900%	07/02/2018	07/02/2018	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB(a)	1.900%	07/02/2018	07/02/2018	385,000,000	385,000,000
Svenska Handelsbanken AB(a)	1.890%	07/02/2018	07/02/2018	200,000,000	200,000,000
TOTAL OTHER NOTES					2,789,459,108
TREASURY REPURCHASE AGREEMENTS—0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, valued at $51,000,090); expected proceeds $50,008,583	2.060%	07/02/2018	07/02/2018	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 08/02/2018 – 12/20/2018, U.S. Treasury Bonds, 2.250% – 5.000% due 05/15/2037 – 05/15/2048, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.000% – 2.875% due 08/31/2018 – 05/15/2027, valued at $51,000,062); expected proceeds $50,008,833	2.120%	07/02/2018	07/02/2018	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					100,000,000
OTHER REPURCHASE AGREEMENTS—7.8%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.750% – 9.500% due 09/15/2018 – 06/01/2048, valued at $52,976,294); expected proceeds $50,008,583	2.060%	07/02/2018	07/02/2018	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 04/30/2018 (collateralized by various Equity Securities, valued at $189,707,753); expected proceeds $176,030,944(c)	2.410%	07/02/2018	07/27/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Equity Securities, valued at $302,400,000); expected proceeds $280,048,067	2.060%	07/02/2018	07/02/2018	280,000,000	280,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 04/20/2018 (collateralized by various Corporate Bonds, 1.750% – 11.750% due 03/30/2019 – 04/20/2055, valued at $107,012,976); expected proceeds $100,615,000(c)	2.460%	07/19/2018	07/19/2018	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.625% – 9.950% due 01/26/2019 – 03/15/2072, valued at $132,776,124); expected proceeds $125,051,285	2.110%	07/06/2018	07/06/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by various Corporate Bonds, 1.550% – 9.000% due 06/30/2018 – 03/01/2068, valued at $162,354,737); expected proceeds $150,123,404(c)	2.116%	07/09/2018	07/09/2018	150,000,000	150,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/26/2018 (collateralized by various Corporate Bonds, 2.200% – 8.625% due 02/01/2019 – 04/24/2048, valued at $57,012,671); expected proceeds $50,039,917(c)	2.211%	07/09/2018	07/09/2018	$ 50,000,000	$ 50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 1.750% – 2.375% due 09/14/2022 – 07/07/2027, valued at $51,009,253); expected proceeds $50,008,375	2.010%	07/02/2018	07/02/2018	50,000,000	50,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					980,000,000
TOTAL INVESTMENTS –99.9%(d) (Cost $12,460,584,163)					12,461,647,436
Other Assets in Excess of Liabilities —0.1%					16,287,862
NET ASSETS –100.0%					$ 12,477,935,298

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $475,000,000 or 3.8% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,110,572,549	$—	$ 1,110,572,549
Certificates of Deposit	—	5,063,273,656	—	5,063,273,656
Financial Company Commercial Paper	—	2,418,342,123	—	2,418,342,123
Other Notes	—	2,789,459,108	—	2,789,459,108
Treasury Repurchase Agreements	—	100,000,000	—	100,000,000
Other Repurchase Agreements	—	980,000,000	—	980,000,000
Total Investments	$—	$12,461,647,436	$—	$12,461,647,436
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$11,381,647,436
Repurchase agreements, at value	1,080,000,000
Total Investments	12,461,647,436
Cash	11,018
Interest receivable - unaffiliated issuers	17,410,646
TOTAL ASSETS	12,479,069,100
LIABILITIES
Advisory and administrator fee payable	527,577
Custody, sub-administration and transfer agent fees payable	451,247
Trustees’ fees and expenses payable	47,763
Professional fees payable	58,671
Printing fees payable	13,707
Accrued expenses and other liabilities	34,837
TOTAL LIABILITIES	1,133,802
NET ASSETS	$12,477,935,298
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,380,584,163
Repurchase agreements	1,080,000,000
Total cost of investments	$12,460,584,163
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,939,507
EXPENSES
Advisory and administrator fee	2,900,311
Custodian, sub-administrator and transfer agent fees	734,359
Trustees’ fees and expenses	50,681
Professional fees and expenses	61,643
Printing and postage fees	1,742
Insurance expense	36,752
Miscellaneous expenses	34,227
TOTAL EXPENSES	3,819,715
NET INVESTMENT INCOME (LOSS)	106,119,792
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,954
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,208,862
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,246,816
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$107,366,608
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 106,119,792	$ 108,558,844
Net realized gain (loss)	37,954	(63,091)
Net change in unrealized appreciation/depreciation	1,208,862	(946,240)
Net increase (decrease) in net assets resulting from operations	107,366,608	107,549,513
CAPITAL TRANSACTIONS
Contributions	20,203,723,807	26,478,211,141
Withdrawals	(17,774,961,063)	(24,916,607,332)
Net increase (decrease) in net assets from capital transactions	2,428,762,744	1,561,603,809
Net increase (decrease) in net assets during the period	2,536,129,352	1,669,153,322
Net assets at beginning of period	9,941,805,946	8,272,652,624
NET ASSETS AT END OF PERIOD	$ 12,477,935,298	$ 9,941,805,946
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.88%	0.96%	0.51%	0.17%	0.13%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,477,935	$9,941,806	$8,272,653	$47,683,856	$40,704,468	$34,053,304
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.06%
Net investment income (loss)	1.83%(b)	1.11%	0.49%	0.17%	0.13%	0.15%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value ("NAV") money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $1,080,000,000 and associated collateral equal to $1,157,249,960.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$12,460,584,163	$1,260,183	$196,910	$1,063,273
7.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,008.80	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
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Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Portfolio’s performance over the past one-, three- and five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
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OTHER INFORMATION  (continued)
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•    A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
•     Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•     Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
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OTHER INFORMATION  (continued)
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Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund (a) equaled the median of its Performance Group for the 1- and 3-year periods and its Lipper Index for the 3-year period, (b) outperformed the median of its Performance Group for the 5- and 10-year periods, the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods, and its Lipper Index for the 5- and 10-year periods, and (c) underperformed its Lipper Index for the 1- year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
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OTHER INFORMATION  (continued)
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Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
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Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITILRMMSAR
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$52,391,979,467
Receivable for fund shares sold	3,601,664
TOTAL ASSETS	52,395,581,131
LIABILITIES
Payable for fund shares repurchased	964,316
Advisory fee payable	1,352
Administration fees payable	1,938,874
Shareholder servicing fee payable	462,617
Distribution fees payable	109,551
Transfer agent fees payable	17,800
Distribution payable	14,556,220
Registration and filing fees payable	1,016,000
Professional fees payable	84,148
Printing fees payable	36,069
Accrued expenses and other liabilities	98,692
TOTAL LIABILITIES	19,285,639
NET ASSETS	$52,376,295,492
NET ASSETS CONSIST OF:
Paid-in Capital	$52,376,090,184
Undistributed (distribution in excess of) net investment income (loss)	187,312
Accumulated net realized gain (loss) on investments	17,996
NET ASSETS	$52,376,295,492
Administration Class
Net Assets	$ 1,741,190,691
Shares Outstanding	1,741,305,273
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 429,564,342
Shares Outstanding	429,565,874
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,119,895,946
Shares Outstanding	1,119,892,054
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 350,858,583
Shares Outstanding	350,857,000
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$44,165,327,775
Shares Outstanding	44,165,456,524
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 3,680,413,215
Shares Outstanding	3,680,423,714
Net asset value, offering and redemption price per share	$ 1.00
Class M
Net Assets	$ 889,044,940
Shares Outstanding	889,043,593
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$417,118,251
Expenses allocated from affiliated Portfolio	(16,792,926)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	400,325,325
EXPENSES
Administration fees
Administration Class	508,057
Investment Class	105,765
Investor Class	300,989
Institutional Class	40,758
Premier Class	10,642,582
Class G	192,983
Class M	156,314
Shareholder servicing fees
Administration Class	2,032,225
Investment Class	528,826
Investor Class	481,583
Institutional Class	24,454
Distribution fees
Administration Class	508,056
Investment Class	211,531
Custodian fees	15,089
Trustees’ fees and expenses	9,063
Transfer agent fees	63,163
Registration and filing fees	51,742
Professional fees and expenses	9,841
Printing fees	32,842
Insurance expense	9,639
Miscellaneous expenses	266,712
TOTAL EXPENSES	16,192,214
NET INVESTMENT INCOME (LOSS)	384,133,111
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	36,754
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$384,169,865
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18(a) (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 384,133,111	$ 361,989,384
Net realized gain (loss)	36,754	(18,758)
Net increase (decrease) in net assets resulting from operations	384,169,865	361,970,626
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Administration Class	(12,523,754)	(12,907,479)
Investment Class	(2,448,416)	(3,054,429)
Investor Class	(8,533,060)	(5,308,764)
Institutional Class	(1,251,883)	—
Premier Class	(322,180,472)	(302,578,793)
Class G	(29,228,239)	(27,184,437)
Class M	(7,787,518)	(10,947,939)
Total distributions from net investment income	(383,953,342)	(361,981,841)
Net Realized Gains
Administration Class	—	(3,589)
Investment Class	—	(681)
Investor Class	—	(1,932)
Premier Class	—	(58,826)
Class G	—	(9,159)
Class M	—	(1,833)
Total distributions from net realized gains	—	(76,020)
Total distributions to shareholders	(383,953,342)	(362,057,861)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	14,636,517,257	32,311,759,839
Reinvestment of distributions	3,837,544	3,690,492
Shares redeemed	(14,808,853,267)	(33,829,431,010)
Net increase (decrease) from capital share transactions	(168,498,466)	(1,513,980,679)
Investment Class
Shares sold	1,127,420,194	5,435,656,349
Reinvestment of distributions	274,377	802,954
Shares redeemed	(1,130,623,596)	(5,907,021,048)
Net increase (decrease) from capital share transactions	(2,929,025)	(470,561,745)
Investor Class
Shares sold	2,348,065,407	3,704,507,730
Reinvestment of distributions	3,571,625	2,199,468
Shares redeemed	(2,476,952,261)	(2,691,656,122)
Net increase (decrease) from capital share transactions	(125,315,229)	1,015,051,076
Institutional Class
Shares sold	1,484,508,458	—
Shares redeemed	(1,133,651,458)	—
Net increase (decrease) from capital share transactions	350,857,000	—
Premier Class
Shares sold	211,274,936,597	316,832,575,689
Reinvestment of distributions	267,272,927	252,324,723
Shares redeemed	(206,298,554,468)	(321,466,064,188)
Net increase (decrease) from capital share transactions	5,243,655,056	(4,381,163,776)
Class G
Shares sold	8,664,787,669	15,382,750,176
Reinvestment of distributions	29,038,864	27,193,853
Shares redeemed	(9,363,266,340)	(11,642,079,959)
Net increase (decrease) from capital share transactions	(669,439,807)	3,767,864,070
Class M
Shares sold	4,467,285,069	8,551,114,227
Reinvestment of distributions	7,742,498	10,949,871
Shares redeemed	(4,677,363,516)	(9,146,425,726)
Net increase (decrease) from capital share transactions	(202,335,949)	(584,361,628)
Net increase (decrease) in net assets from beneficial interest transactions	4,425,993,580	(2,167,152,682)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/18(a) (Unaudited)	Year Ended 12/31/17
Net increase (decrease) in net assets during the period	$ 4,426,210,103	(2,167,239,917)
Net assets at beginning of period	47,950,085,389	50,117,325,306
NET ASSETS AT END OF PERIOD	$ 52,376,295,492	$ 47,950,085,389
Undistributed (distribution in excess of) net investment income (loss)	$ 187,312	$ 7,543
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	14,636,517,257	32,311,759,839
Reinvestment of distributions	3,837,544	3,690,492
Shares redeemed	(14,808,853,267)	(33,829,431,010)
Net increase (decrease) from share transactions	(168,498,466)	(1,513,980,679)
Investment Class
Shares sold	1,127,420,194	5,435,656,349
Reinvestment of distributions	274,377	802,954
Shares redeemed	(1,130,623,596)	(5,907,021,048)
Net increase (decrease) from share transactions	(2,929,025)	(470,561,745)
Investor Class
Shares sold	2,348,065,407	3,704,507,730
Reinvestment of distributions	3,571,625	2,199,468
Shares redeemed	(2,476,952,261)	(2,691,656,122)
Net increase (decrease) from share transactions	(125,315,229)	1,015,051,076
Institutional Class
Shares sold	1,484,508,458	—
Shares redeemed	(1,133,651,458)	—
Net increase (decrease) from share transactions	350,857,000	—
Premier Class
Shares sold	211,274,936,597	316,832,575,689
Reinvestment of distributions	267,272,927	252,324,723
Shares redeemed	(206,298,554,468)	(321,466,064,188)
Net increase (decrease) from share transactions	5,243,655,056	(4,381,163,776)
Class G
Shares sold	8,664,787,669	15,382,750,176
Reinvestment of distributions	29,038,864	27,193,853
Shares redeemed	(9,363,266,340)	(11,642,079,959)
Net increase (decrease) from share transactions	(669,439,807)	3,767,864,070
Class M
Shares sold	4,467,285,069	8,551,114,227
Reinvestment of distributions	7,742,498	10,949,871
Shares redeemed	(4,677,363,516)	(9,146,425,726)
Net increase (decrease) from share transactions	(202,335,949)	(584,361,628)

(a)	For Institutional Class shares, data is for the period January 18, 2018 (inception date) through June 30, 2018.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0062	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0062	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0062)	(0.0054)	(0.0001)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0062)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.62%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,741,191	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%(d)
Net expenses	0.37%(d)	0.37%	0.37%(d)
Net investment income (loss)	1.23%(d)	0.50%	0.04%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0057	0.0044	0.0000(b)	0.0000(b)(c)	(0.0000)(b)(c)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	—	—
Total from investment operations	0.0057	0.0044	0.0000(b)	0.0000(b)	(0.0000)(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0057)	(0.0044)	(0.0000)(b)	—	—	—
Net realized gains	—	(0.0000)(b)	—	—	—	—
Total distributions	(0.0057)	(0.0044)	(0.0000)(b)	—	—	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.57%	0.44%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$429,564	$432,488	$903,050	$971,551	$615,706	$691,469
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%(f)	0.47%	0.37%	0.10%	0.07%	0.10%
Net investment income (loss)	1.16%(f)	0.40%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0070	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0070	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0070)	(0.0071)	(0.0014)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0070)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.70%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,119,896	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%(d)
Net investment income (loss)	1.42%(d)	0.83%	0.21%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Institutional Class(a)
For the Period 01/18/18* - 06/30/18 (Unaudited)
Net asset value, beginning of period	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0067
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0067
Distributions to shareholders from:
Net investment income	(0.0067)
Net asset value, end of period	$ 1.0000
Total return (c)	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$350,859
Ratios to Average Net Assets:
Total expenses	0.15%(d)
Net expenses	0.15%(d)
Net investment income (loss)	1.54%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0074	0.0079	0.0025	0.0000(b)(c)	(0.0000)(b)(c)	0.0001(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0074	0.0079	0.0025	0.0000(b)	(0.0000)(b)	0.0001
Distributions to shareholders from:
Net investment income	(0.0074)	(0.0079)	(0.0025)	(0.0000)(b)	—	(0.0001)
Net realized gains	—	(0.0000)(b)	—	—	—	—
Total distributions	(0.0074)	(0.0079)	(0.0025)	(0.0000)(b)	—	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.74%	0.79%	0.25%	0.00%(e)	0.00%(e)	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,165,328	$38,921,503	$43,302,733	$13,516,264	$10,962,800	$7,189,250
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(f)	0.12%	0.12%	0.09%	0.07%	0.09%
Net investment income (loss)	1.51%(f)	0.78%	0.27%	0.00%(e)	0.00%(e)	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 10/5/14* - 12/31/14
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0076	0.0082	0.0029	0.0002(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(c)	0.0001	0.0000(c)	0.0000(c)	0.0000(c)
Total from investment operations	0.0076	0.0083	0.0029	0.0002	0.0000(c)
Distributions to shareholders from:
Net investment income	(0.0076)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net realized gains	—	(0.0000)(c)	—	—	—
Total distributions	(0.0076)	(0.0083)	(0.0029)	(0.0002)	(0.0000)(c)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.76%	0.83%	0.29%	0.02%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,680,413	$4,349,842	$581,991	$732,938	$872,335
Ratios to Average Net Assets:
Total expenses	0.08%(f)	0.08%	0.08%	0.08%	0.09%(f)
Net expenses	0.08%(f)	0.08%	0.08%	0.08%	0.08%(f)
Net investment income (loss)	1.51%(f)	0.95%	0.29%	0.02%	0.00%(e)(f)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class M(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 11/30/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0075	0.0081	0.0003
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0075	0.0081	0.0003
Distributions to shareholders from:
Net investment income	(0.0075)	(0.0081)	(0.0003)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0075)	(0.0081)	(0.0003)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.75%	0.81%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$889,045	$1,091,378	$1,675,741
Ratios to Average Net Assets:
Total expenses	0.10%(d)	0.10%	0.10%(d)
Net expenses	0.10%(d)	0.10%	0.10%(d)
Net investment income (loss)	1.50%(d)	0.82%	0.37%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Service Class Class G Class M	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014 November 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (98.82% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund, except Class M and G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class M shares pay a fee at an annual rate of 0.03% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2018, the Fund paid $719,587 to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Institutional Class shares made payments for these services at an annual rate up to 0.25%, 0.20%, 0.08% and 0.03%, respectively, of the eligible average daily net assets of the Investment Class shares, Administration Class shares, Investor Class shares and Institutional Class shares respectively. During the period ended June 30, 2018, the Fund’s Investment Class shares, Administration Class shares, Investor Class shares and Institutional Class shares paid SSGA FD $528,826, $2,032,225, $481,583 and 24,454, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.37%	$1,006.20	$ 1.84(a)	$1,023.00	$1.86
Investment Class	0.47	1,005.70	2.34(a)	1,022.50	2.36
Investor Class	0.20	1,007.00	1.00(a)	1,023.80	1.00
Institutional Class	0.15	1,006.70	0.68(b)	1,024.10	0.75
Premier Class	0.12	1,007.40	0.60(a)	1,024.20	0.60
Class G	0.08	1,007.60	0.40(a)	1,024.40	0.40
Class M	0.10	1,007.50	0.50(a)	1,024.30	0.50

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Actual period is from commencement of operations on January 18, 2018.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•     Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•    A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•     Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•     Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) underperformed the median of its Performance Group for the 3-year period, and (c) equaled the median of its Performance Group for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Government Agency Debt	33.8%
Government Agency Repurchase Agreements	25.2
Treasury Debt	21.1
Treasury Repurchase Agreements	16.1
Other Assets in Excess of Liabilities	3.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	48.8%
31 to 60 Days	13.9
61 to 90 Days	10.2
Over 90 Days	23.3
Total	96.2%
Average days to maturity	22
Weighted average life	86
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—33.8%
Federal Farm Credit Bank (a)	1.760%	07/09/2018	07/09/2018	$ 20,000,000	$ 19,993,156
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.846%	07/02/2018	08/30/2018	195,000,000	194,999,684
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.853%	07/01/2018	04/01/2019	290,000,000	289,993,446
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(b)	1.860%	07/07/2018	11/07/2018	241,000,000	240,997,446
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17%(b)	1.881%	07/09/2018	10/09/2018	153,200,000	153,197,793
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13%(b)	1.900%	07/07/2018	06/07/2019	184,300,000	184,231,187
Federal Farm Credit Bank, Federal Reserve Bank Prime Loan Rate - 3.080%(b)	1.920%	07/02/2018	03/12/2019	69,875,000	69,826,099
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(b)	1.946%	01/29/2019	01/29/2019	168,100,000	168,098,533
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(b)	1.952%	07/02/2018	07/02/2019	168,000,000	167,991,566
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11%(b)	1.963%	07/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12%(b)	1.971%	07/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(b)	1.985%	07/16/2018	04/16/2019	199,000,000	198,994,725
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09%(b)	1.995%	07/19/2018	06/19/2019	200,000,000	199,860,561
Federal Farm Credit Bank, 3 Month USD MMY + 0.12%(b)	2.029%	07/02/2018	05/08/2019	77,250,000	77,307,727
Federal Home Loan Bank (a)	1.835%	07/20/2018	07/20/2018	503,000,000	502,532,278
Federal Home Loan Bank (a)	1.848%	07/11/2018	07/11/2018	271,500,000	271,374,567
Federal Home Loan Bank (a)	1.852%	07/27/2018	07/27/2018	375,000,000	374,517,708
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.853%	07/01/2018	03/01/2019	290,000,000	290,000,670
Federal Home Loan Bank (a)	1.854%	07/13/2018	07/13/2018	247,750,000	247,609,650
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.858%	07/01/2018	03/01/2019	328,700,000	328,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.863%	07/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.873%	07/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.875%	07/02/2018	05/28/2019	271,700,000	271,666,382
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.876%	07/02/2018	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank (a)	1.879%	08/08/2018	08/08/2018	250,000,000	249,517,201
Federal Home Loan Bank (a)	1.890%	07/19/2018	07/19/2018	510,000,000	509,544,825
Federal Home Loan Bank (a)	1.890%	08/10/2018	08/10/2018	350,000,000	349,283,375
Federal Home Loan Bank (a)	1.900%	08/14/2018	08/14/2018	298,000,000	297,323,706
Federal Home Loan Bank (a)	1.900%	08/15/2018	08/15/2018	250,000,000	249,419,444
Federal Home Loan Bank, 1 Month USD LIBOR - 0.14%(b)	1.906%	07/12/2018	10/12/2018	482,000,000	482,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(b)	1.908%	07/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(b)	1.923%	07/06/2018	04/05/2019	298,000,000	298,000,000
Federal Home Loan Bank (a)	1.928%	09/14/2018	09/14/2018	451,500,000	449,710,655
Federal Home Loan Bank (a)	1.929%	09/19/2018	09/19/2018	513,750,000	511,575,253
Federal Home Loan Bank (a)	1.930%	09/21/2018	09/21/2018	116,300,000	115,794,967
Federal Home Loan Bank, 1 Month USD LIBOR - 0.15%(b)	1.958%	07/27/2018	07/27/2018	48,750,000	48,750,119
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.959%	07/24/2018	01/24/2019	161,000,000	161,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.961%	07/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.961%	07/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.970%	07/17/2018	08/17/2018	335,300,000	335,304,612
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(b)	1.973%	07/26/2018	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.978%	07/26/2018	10/26/2018	850,000,000	849,975,073
Federal Home Loan Bank, 3 Month USD LIBOR - 0.33%(b)	1.982%	07/04/2018	01/04/2019	495,800,000	495,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09%(b)	1.983%	07/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12%(b)	1.983%	07/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11%(b)	1.993%	07/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08%(b)	2.008%	07/21/2018	09/21/2018	261,500,000	261,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(b)	2.024%	07/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.24%(b)	2.099%	09/26/2018	09/26/2018	363,000,000	363,000,000
Federal Home Loan Mortgage Corp. (a)	1.790%	07/26/2018	07/26/2018	500,000,000	499,403,333
Federal Home Loan Mortgage Corp. (a)	1.820%	08/02/2018	08/02/2018	250,000,000	249,608,194
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15%(b)	1.880%	07/08/2018	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (a)	1.890%	08/20/2018	08/20/2018	559,000,000	557,561,973
Federal Home Loan Mortgage Corp. (a)	1.895%	08/10/2018	08/10/2018	363,000,000	362,254,791
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. (a)	1.915%	09/19/2018	09/19/2018	$ 386,000,000	$ 384,377,889
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14%(b)	1.948%	07/21/2018	11/21/2018	348,000,000	348,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.23%(b)	2.123%	07/17/2018	07/17/2018	100,000,000	99,999,408
Federal National Mortgage Assoc. (a)	1.760%	07/02/2018	07/02/2018	175,000,000	175,000,000
Federal National Mortgage Assoc. (a)	1.895%	09/26/2018	09/26/2018	324,700,000	323,230,101
Federal National Mortgage Assoc. (a)	1.900%	09/19/2018	09/19/2018	169,267,000	168,561,251
TOTAL GOVERNMENT AGENCY DEBT					17,937,989,348
TREASURY DEBT—21.1%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	717,735,000	717,631,526
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	557,000,000	556,537,071
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	1,550,000,000	1,546,455,528
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	490,000,000	489,402,770
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	749,000,000	746,753,624
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	400,000,000	399,367,944
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	1,168,000,000	1,164,881,206
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	400,000,000	398,163,333
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	900,000,000	896,841,387
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	500,000,000	495,483,175
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	500,000,000	495,273,611
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	460,000,000	459,919,112
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	1,182,122,000	1,182,097,337
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	475,000,000	475,474,649
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	300,576,200	300,659,785
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	170,000,000	170,116,553
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	678,566,000	678,609,706
TOTAL TREASURY DEBT					11,173,668,317
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal National Mortgage Association, 2.257% due 12/25/2044, and Government National Mortgage Associations, 2.500% – 2.733% due 09/20/2046 – 11/20/2066, valued at $124,200,000); expected proceeds $115,020,317	2.120%	07/02/2018	07/02/2018	115,000,000	115,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal National Mortgage Association, 3.000% due 10/01/2042, a Government National Mortgage Association, 6.500% due 05/15/2040, and a U.S. Treasury Note, 3.625% due 02/15/2020, valued at $15,302,691); expected proceeds $15,002,638	2.110%	07/02/2018	07/02/2018	15,000,000	15,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 08/01/2026 – 05/01/2048, Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2023 – 06/01/2048, and Government National Mortgage Associations, 2.000% – 6.500% due 05/15/2040 – 05/20/2048, valued at $1,239,518,943); expected proceeds $1,215,214,650	2.120%	07/02/2018	07/02/2018	1,215,000,000	1,215,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Farm Credit Banks, 3.000% – 3.430% due 09/13/2029 – 10/26/2037, Federal Home Loan Banks, 3.590% – 4.200% due 06/01/2033 – 03/16/2037, Federal Home Loan Mortgage Corporations, 0.000% – 4.125% due 06/28/2022 – 10/11/2033, Federal National Mortgage Associations, 0.000% – 6.250% due 05/15/2022 – 11/15/2030, U.S. Treasury Notes, 1.375% – 1.625% due 01/31/2021 – 04/30/2023, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 05/15/2047, valued at $153,000,000); expected proceeds $150,026,375
	2.110%	07/02/2018	07/02/2018	$ 150,000,000	$ 150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 06/25/2021 – 07/25/2046, Federal National Mortgage Associations, 2.000% – 7.000% due 08/25/2023 – 02/01/2057, and Government National Mortgage Associations, 1.352% – 4.152% due 02/16/2041 – 04/20/2048, valued at $409,277,846); expected proceeds $400,070,667	2.120%	07/02/2018	07/02/2018	400,000,000	400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal Farm Credit Bank, 1.210% due 11/12/2020, a Federal Home Loan Bank, 2.300% due 01/26/2021, Federal Home Loan Mortgage Corporations, 2.375% – 2.750% due 02/16/2021 – 06/19/2023, and a Federal National Mortgage Association, 6.625% due 11/15/2030, valued at $428,400,832); expected proceeds $420,162,517	1.990%	07/06/2018	07/06/2018	420,000,000	420,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 09/15/2027 – 12/15/2046, Federal National Mortgage Associations, 3.500% – 4.500% due 03/01/2039 – 02/01/2047, Government National Mortgage Associations, 3.000% – 4.000% due 01/20/2040 – 06/15/2059, U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2042 – 05/15/2042, U.S. Treasury Notes, 1.125% – 2.000% due 09/30/2019 – 05/31/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2042, valued at $831,300,000); expected proceeds $815,316,944
	2.000%	07/06/2018	07/06/2018	815,000,000	815,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by, Federal Home Loan Mortgage Corporations, 0.000% – 11.000% due 04/01/2020 – 04/01/2048, Federal National Mortgage Associations, 0.000% – 8.000% due 01/01/2019 – 02/01/2057, Government National Mortgage Associations, 0.000% – 11.000% due 08/15/2018 – 07/15/2059, U.S. Treasury Bills, 0.000% due 10/04/2018 – 04/25/2019, U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 04/15/2019 – 01/15/2025, U.S. Treasury Notes, 1.000% – 2.125% due 02/28/2019 – 02/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2020 – 08/15/2022, valued at $664,153,941); expected proceeds $651,115,010
	2.120%	07/02/2018	07/02/2018	651,000,000	651,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by a Federal Farm Credit Bank, 3.390% due 11/29/2032, Federal Home Loan Banks, 1.125% – 3.470% due 03/30/2020 – 06/16/2036, Federal Home Loan Mortgage Corporations, 1.125% – 6.750% due 03/27/2019 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 7.125% due 06/20/2019 – 01/15/2030, a U.S. Treasury Bill, 0.000% due 07/19/2018, U.S. Treasury Notes, 1.500% – 2.750% due 12/31/2018 – 05/31/2023, and a Tennessee Valley Authority, 3.500% due 12/15/2042, valued at $306,000,001); expected proceeds $300,112,000
	1.920%	07/02/2018	07/02/2018	$ 300,000,000	$ 300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 8.000% due 11/25/2026 – 09/25/2027, Federal National Mortgage Associations, 2.000% – 8.500% due 06/01/2028 – 12/25/2052, and Government National Mortgage Associations, 2.000% – 6.000% due 07/15/2020 – 04/16/2058, valued at $255,000,000); expected proceeds $250,093,333	1.920%	07/02/2018	07/02/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.811% – 6.500% due 07/01/2023 – 03/15/2048, Federal National Mortgage Associations, 2.000% – 4.000% due 01/25/2028 – 02/25/2048, and Government National Mortgage Associations, 2.250% – 5.500% due 11/16/2033 – 03/16/2050, valued at $652,800,000); expected proceeds $640,236,444	1.900%	07/03/2018	07/03/2018	640,000,000	640,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 06/01/2024 – 11/01/2047, Federal National Mortgage Associations, 2.500% – 6.500% due 04/01/2026 – 06/01/2048, and a Government National Mortgage Association, 2.000% - 6.000% due 06/20/2036 – 12/16/2056, valued at $510,000,000); expected proceeds $500,212,222	1.910%	07/05/2018	07/05/2018	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by Federal Farm Credit Banks, 1.400% – 2.670% due 04/13/2020 – 02/28/2025, a Federal Home Loan Discount Note, 0.000% due 08/24/2018, a Federal Home Loan Bank, 3.000% due 09/10/2021, Federal National Mortgage Associations, 1.625% – 2.750% due 01/21/2020 – 06/22/2021, a U.S. Treasury Bill, 0.000% due 07/19/2018, and U.S. Treasury Notes, 1.500% – 2.750% due 02/29/2020 – 08/15/2026, valued at $255,000,001); expected proceeds $250,093,333	1.920%	07/05/2018	07/05/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 04/01/2033 – 03/01/2041, Federal National Mortgage Associations, 3.000% – 3.500% due 07/01/2033 – 06/01/2048, and Government National Mortgage Associations, 2.300% – 2.600% due 02/16/2053 – 04/16/2059, valued at $204,000,000); expected proceeds $200,074,667	1.920%	07/05/2018	07/05/2018	200,000,000	200,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 6.000% due 09/15/2019 – 08/01/2047, Federal National Mortgage Associations, 2.125% – 6.000% due 01/25/2023 – 06/01/2048, and Government National Mortgage Associations, 2.450% – 3.458% due 04/20/2031 – 01/16/2059, valued at $750,720,000); expected proceeds $736,126,960	2.070%	07/02/2018	07/02/2018	$ 736,000,000	$ 736,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Banks, 1.375% – 3.315% due 09/13/2019 – 11/13/2035, and a Federal Home Loan Mortgage Corporation, 1.625% due 09/29/2020, valued at $192,781,723); expected proceeds $189,033,233	2.110%	07/02/2018	07/02/2018	189,000,000	189,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by Federal National Mortgage Associations, 3.000% – 6.000% due 09/01/2018 – 06/01/2057, valued at $1,637,111,733); expected proceeds $1,605,283,550	2.120%	07/02/2018	07/02/2018	1,605,000,000	1,605,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by various Corporate Bonds, 2.250% – 2.500% due 02/20/2044 – 06/20/2047, Government National Mortgage Associations, 2.335% – 3.000% due 09/20/2043 – 07/20/2047, U.S. Treasury Bonds, 2.500% – 2.750% due 11/15/2023 – 05/15/2024, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 01/15/2029, valued at $204,448,355); expected proceeds $201,381,944 (c)	1.990%	07/02/2018	09/17/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by various Corporate Bonds, 2.250% – 2.500% due 02/20/2044 – 06/20/2047, Government National Mortgage Associations, 2.484% – 3.000% due 09/20/2043 – 07/20/2047, and U.S. Treasury Inflation Index Bonds, 0.125% – 0.625% due 01/15/2022 – 02/15/2043, valued at $308,431,690); expected proceeds $302,106,083 (c)	1.990%	07/02/2018	09/19/2018	300,000,000	300,000,000
Agreement with LLOYDS Bank PLC, dated 05/21/2018 (collateralized by various Corporate Bonds, 2.434% – 3.000% due 11/20/2045 – 06/20/2047, Government National Mortgage Associations, 0.000% – 4.000% due 06/01/2040 – 08/20/2047, U.S. Treasury Bonds, 2.125% – 8.000% due 08/15/2021 – 11/15/2021, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, valued at $513,327,735); expected proceeds $502,432,222 (c)	1.990%	07/02/2018	08/17/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 4.500% due 02/26/2021 – 12/01/2047, Federal National Mortgage Associations, 2.125% – 4.500% due 11/01/2026 – 06/01/2048, a Government National Mortgage Association, 3.000% due 02/20/2046, and U.S. Treasury Notes, 2.125% – 2.250% due 02/29/2024 – 10/31/2024, valued at $408,000,071); expected proceeds $400,062,667	1.880%	07/02/2018	07/02/2018	400,000,000	400,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 02/01/2026 – 06/01/2048, Federal National Mortgage Associations, 2.346% – 7.000% due 09/01/2019 – 01/01/2057, and Government National Mortgage Associations, 3.000% - 5.500% due 08/20/2042 – 05/20/2048, valued at $867,000,000); expected proceeds $850,150,167	2.120%	07/02/2018	07/02/2018	850,000,000	850,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Farm Credit Banks, 0.000% – 2.870% due 09/25/2019 – 09/01/2026, a Federal Home Loan Mortgage Corporation, 3.500% due 07/01/2046, and a Tennessee Valley Authority, 5.880% due 04/01/2036, valued at $178,500,922); expected proceeds $175,030,917	2.120%	07/02/2018	07/02/2018	$ 175,000,000	$ 175,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Treasury Bills, 0.000% due 08/02/2018 – 05/23/2019, U.S. Treasury Bonds, 2.750% – 8.125% due 08/15/2019 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 01/15/2028 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 07/15/2025, and U.S. Treasury Notes, 0.625% – 4.000% due 06/30/2018 – 05/15/2028, valued at $509,114,592); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by Federal Agricultural Mortgage Corporations, 1.460% – 2.835% due 05/01/2019 – 01/28/2022, a Federal Farm Credit Bank, 2.350% due 02/12/2021, a Federal Home Loan Bank, 3.250% due 06/09/2023, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 05/30/2019 – 01/01/2048, Federal National Mortgage Associations, 0.000% – 6.000% due 06/01/2026 – 07/01/2048, Government National Mortgage Associations, 3.500% – 5.000% due 10/20/2045 – 06/20/2048, a Corporate Bond, 0.000% due 10/03/2022, a Resolution Funding Strip, 0.000% due 10/15/2019, and a Tennessee Valley Authority, 5.250% due 09/15/2039, valued at $2,042,239,776); expected proceeds $2,000,353,333
	2.120%	07/02/2018	07/02/2018	2,000,000,000	2,000,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					13,376,000,000
TREASURY REPURCHASE AGREEMENTS—16.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2044, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2018, and U.S. Treasury Notes, 1.125% – 1.750% due 08/31/2021 – 02/28/2022, valued at $555,900,071); expected proceeds $545,095,375	2.100%	07/02/2018	07/02/2018	545,000,000	545,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2024 – 01/15/2027, valued at $331,500,033); expected proceeds $325,054,167	2.000%	07/02/2018	07/02/2018	325,000,000	325,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by U.S. Treasury Bonds, 3.625% – 8.750% due 08/15/2020 – 02/15/2044, and U.S. Treasury Notes, 2.125% – 2.250% due 12/31/2022 – 08/15/2027, valued at $74,460,023); expected proceeds $73,031,147	1.920%	07/05/2018	07/05/2018	73,000,000	73,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 04/30/2020 – 05/15/2025, and a U.S. Treasury Strip, 0.000% due 05/15/2044, valued at $153,000,039); expected proceeds $150,057,750	1.980%	07/06/2018	07/06/2018	150,000,000	150,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 08/31/2021, valued at $76,500,088); expected proceeds $75,012,188	1.950%	07/02/2018	07/02/2018	$ 75,000,000	$ 75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.750% due 02/15/2028, valued at $153,000,010); expected proceeds $150,025,000	2.000%	07/02/2018	07/02/2018	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.500% due 10/31/2019 – 05/15/2024, valued at $170,340,090); expected proceeds $167,029,364	2.110%	07/02/2018	07/02/2018	167,000,000	167,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.500% due 05/15/2024 – 05/31/2024, valued at $173,400,045); expected proceeds $170,030,033	2.120%	07/02/2018	07/02/2018	170,000,000	170,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 7.625% due 11/15/2022 – 05/15/2047, valued at $917,133,745); expected proceeds $917,133,729	1.750%	07/02/2018	07/02/2018	917,000,000	917,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2018 – 05/15/2028, valued at $358,020,021); expected proceeds $351,052,650	1.800%	07/02/2018	07/02/2018	351,000,000	351,000,000
Agreement with MUFG Securities, dated 06/26/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $280,438,457); expected proceeds $275,103,736	1.940%	07/03/2018	07/03/2018	275,000,000	275,000,000
Agreement with MUFG Securities, dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048, and U.S. Treasury Notes, 1.125% - 3.500% due 09/30/2018 – 02/15/2028, valued at $357,050,634); expected proceeds $350,060,667	2.080%	07/02/2018	07/02/2018	350,000,000	350,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 05/11/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, a U.S. Treasury Bond, 3.125% due 05/15/2048, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 03/31/2025, valued at $239,700,077); expected proceeds $235,672,622	1.840%	07/06/2018	07/06/2018	235,000,000	235,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/01/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 3.625% due 02/15/2044 – 05/15/2048, and U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 04/15/2023 – 07/15/2027, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 05/15/2026, valued at $612,000,051); expected proceeds $601,079,167	1.850%	07/06/2018	07/06/2018	600,000,000	600,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Government National Mortgage Association, 3.500% due 11/20/2047, and a U.S. Treasury Bill, 0.000% due 12/27/2018, valued at $204,000,087); expected proceeds $200,035,167	2.110%	07/02/2018	07/02/2018	200,000,000	200,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/20/2019, U.S. Treasury Bonds, 2.750% – 4.500% due 08/15/2039 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 2.000% – 3.875% due 01/15/2025 – 02/15/2041, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 1.750% – 2.125% due 12/31/2021 – 12/31/2022, valued at $816,000,094); expected proceeds $800,140,000	2.100%	07/02/2018	07/02/2018	$ 800,000,000	$ 800,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 07/19/2018 – 12/27/2018, U.S. Treasury Bonds, 2.875% – 3.000% due 11/15/2044 – 02/15/2048, U .S. Treasury Inflation Index Notes, 0.375% – 1.875% due 07/15/2019 – 01/15/2028, and U.S. Treasury Notes, 0.750% – 2.750% due 07/31/2019 – 05/15/2026, valued at $510,000,058); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 12/31/2019 – 03/31/2020, valued at $255,000,019); expected proceeds $250,107,778	1.940%	07/05/2018	07/05/2018	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a Federal Home Loan Bank, 1.750% due 12/14/2018, Federal Home Loan Mortgage Corporations, 1.400% – 6.250% due 01/01/2020 – 11/01/2047, Federal National Mortgage Associations, 2.057% – 4.500% due 11/01/2028 – 01/01/2048, Government National Mortgage Associations, 2.048% – 8.500% due 08/16/2022 – 05/15/2059, a U.S. Treasury Bill, 0.000% due 01/31/2019, U.S. Treasury Notes, 1.000% – 2.625% due 10/31/2018 – 09/30/2023, and Resolution Funding Strips, 0.000% due 01/15/2026 – 01/15/2028, valued at $1,249,317,898); expected proceeds $1,218,464,224
	2.120%	07/02/2018	07/02/2018	1,218,249,000	1,218,249,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 4.375% due 11/15/2039 – 05/15/2047, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2022, and U.S. Treasury Notes, 1.125% – 3.125% due 08/31/2018 – 11/15/2026, valued at $765,000,068); expected proceeds $750,132,500	2.120%	07/02/2018	07/02/2018	750,000,000	750,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 0.750% – 1.625% due 10/31/2018 – 04/30/2019, valued at $102,017,916); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
Agreement with with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, and U.S. Treasury Notes, 0.875% – 3.750% due 10/15/2018 – 10/31/2023, valued at $338,640,015); expected proceeds $332,052,567	1.900%	07/02/2018	07/02/2018	332,000,000	332,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					8,533,249,000
TOTAL INVESTMENTS –96.2% (d)(e)					51,020,906,665
Other Assets in Excess of Liabilities —3.8%					1,998,649,034
NET ASSETS –100.0%					$ 53,019,555,699

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,000,000,000 or 1.9% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$29,111,657,665
Repurchase agreements, at value and amortized cost	21,909,249,000
Total Investments	51,020,906,665
Cash	2,159,907,621
Interest receivable - unaffiliated issuers	28,183,576
Other Receivable	18,249
TOTAL ASSETS	53,209,016,111
LIABILITIES
Payable for investments purchased	185,721,543
Advisory and administrator fee payable	2,186,277
Custody, sub-administration and transfer agent fees payable	1,463,032
Trustees’ fees and expenses payable	2,649
Professional fees payable	58,355
Printing fees payable	1,644
Accrued expenses and other liabilities	26,912
TOTAL LIABILITIES	189,460,412
NET ASSETS	$53,019,555,699
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$422,481,895
EXPENSES
Advisory and administrator fee	12,987,712
Custodian, sub-administrator and transfer agent fees	3,291,086
Trustees’ fees and expenses	443,333
Professional fees and expenses	62,572
Printing and postage fees	16,987
Insurance expense	176,150
Miscellaneous expenses	33,626
TOTAL EXPENSES	17,011,466
NET INVESTMENT INCOME (LOSS)	405,470,429
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	37,263
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$405,507,692
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 405,470,429	$ 402,421,179
Net realized gain (loss)	37,263	(18,966)
Net increase (decrease) in net assets resulting from operations	405,507,692	402,402,213
CAPITAL TRANSACTIONS
Contributions	79,290,719,400	104,516,771,308
Withdrawals	(75,341,688,634)	(107,179,383,705)
Net increase (decrease) in net assets from capital transactions	3,949,030,766	(2,662,612,397)
Net increase (decrease) in net assets during the period	4,354,538,458	(2,260,210,184)
Net assets at beginning of period	48,665,017,241	50,925,227,425
NET ASSETS AT END OF PERIOD	$ 53,019,555,699	$ 48,665,017,241
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.70%	0.74%	0.31%	0.03%	0.01%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,019,556	$48,665,017	$50,925,227	$16,023,491	$13,207,868	$8,712,920
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.56%(b)	0.85%	0.32%	0.03%	0.01%	0.03%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year is not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $21,909,249,000 and associated collateral equal to $22,352,050,391.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,007.00	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•    A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Portfolio’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•    A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
•     Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•     Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•     Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•     Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•     Information concerning the allocation of brokerage; and
•     Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•     Reports detailing the financial results and condition of the Adviser and its affiliates;
•     Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•     Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•    A copy of the Adviser’s proxy voting policies and procedures;
•     Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•    A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•    A description of the business continuity and disaster recovery plans of the Adviser; and
•     Information regarding the Adviser’s risk management processes.
Other Relevant Information
•     Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•     Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•     Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•     Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•     Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•     Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•    A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) underperformed the median of its Performance Group for the 3-year period, and (c) equaled the median of its Performance Group for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional U.S. Government Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
25

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITUSGOVMMSAR
00215105
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$11,348,830,318
Other Receivable	10
TOTAL ASSETS	11,348,830,328
LIABILITIES
Payable for fund shares repurchased	254,194
Advisory fee payable	9,088
Administration fees payable	438,552
Shareholder servicing fee payable	80,704
Distribution fees payable	27,024
Transfer agent fees payable	8,776
Distribution payable	1,670,178
Registration and filing fees payable	21,357
Professional fees payable	16,884
Printing fees payable	19,875
Accrued expenses and other liabilities	14,246
TOTAL LIABILITIES	2,560,878
NET ASSETS	$11,346,269,450
NET ASSETS CONSIST OF:
Paid-in Capital	$11,346,111,035
Undistributed (distribution in excess of) net investment income (loss)	95,484
Accumulated net realized gain (loss) on investments	62,931
NET ASSETS	$11,346,269,450
Investment Class
Net Assets	$ 311,148,640
Shares Outstanding	311,137,596
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 233,099,856
Shares Outstanding	233,099,108
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$10,802,020,954
Shares Outstanding	10,801,975,094
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$90,488,489
Expenses allocated from affiliated Portfolio	(3,813,239)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	86,675,250
EXPENSES
Administration fees	2,845,648
Shareholder servicing fees
Investment Class	434,348
Investor Class	45,356
Distribution fees
Investment Class	173,739
Custodian fees	11,908
Trustees’ fees and expenses	9,004
Transfer agent fees	26,904
Registration and filing fees	44,246
Professional fees	16,413
Printing fees	8,740
Insurance expense	2,880
Miscellaneous expenses	88,369
TOTAL EXPENSES	3,707,555
NET INVESTMENT INCOME (LOSS)	82,967,695
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(50,642)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$82,917,053
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 82,967,695	$ 98,021,887
Net realized gain (loss)	(50,642)	113,573
Net increase (decrease) in net assets resulting from operations	82,917,053	98,135,460
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investment Class	(1,943,580)	(1,906,983)
Investor Class	(858,276)	(158,207)
Premier Class	(80,111,622)	(95,956,697)
Total distributions from net investment income	(82,913,478)	(98,021,887)
Net Realized Gains
Investment Class	—	(8,436)
Investor Class	—	(757)
Premier Class	—	(282,657)
Total distributions from net realized gains	—	(291,850)
Total distributions to shareholders	(82,913,478)	(98,313,737)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Investment Class
Shares sold	565,869,442	1,087,056,456
Shares redeemed	(621,086,954)	(1,330,233,190)
Net increase (decrease) from capital share transactions	(55,217,512)	(243,176,734)
Investor Class
Shares sold	1,439,688,130	158,772,681
Reinvestment of distributions	847,929	142,846
Shares redeemed	(1,237,020,156)	(156,733,971)
Net increase (decrease) from capital share transactions	203,515,903	2,181,556
Premier Class
Shares sold	12,839,236,399	23,600,866,008
Reinvestment of distributions	76,075,999	93,464,178
Shares redeemed	(14,236,918,650)	(24,222,314,554)
Net increase (decrease) from capital share transactions	(1,321,606,252)	(527,984,368)
Net increase (decrease) in net assets from beneficial interest transactions	(1,173,307,861)	(768,979,546)
Net increase (decrease) in net assets during the period	(1,173,304,286)	(769,157,823)
Net assets at beginning of period	12,519,573,736	13,288,731,559
NET ASSETS AT END OF PERIOD	$ 11,346,269,450	$ 12,519,573,736
Undistributed (distribution in excess of) net investment income (loss)	$ 95,484	$ 41,267
SHARES OF BENEFICIAL INTEREST:
Investment Class
Shares sold	565,869,442	1,087,056,456
Shares redeemed	(621,086,954)	(1,330,233,190)
Net increase (decrease) from share transactions	(55,217,512)	(243,176,734)
Investor Class
Shares sold	1,439,688,130	158,772,681
Reinvestment of distributions	847,929	142,846
Shares redeemed	(1,237,020,156)	(156,733,971)
Net increase (decrease) from share transactions	203,515,903	2,181,556
Premier Class
Shares sold	12,839,236,399	23,600,866,009
Reinvestment of distributions	76,075,999	93,464,178
Shares redeemed	(14,236,918,650)	(24,222,314,554)
Net increase (decrease) from share transactions	(1,321,606,252)	(527,984,367)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0056	0.0041	0.0000(b)	0.0000(b)(c)	(0.0010)(c)	0.0000(b)(c)
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0010	0.0000(b)
Total from investment operations	0.0056	0.0041	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0056)	(0.0041)	(0.0000)(b)	—	—	(0.0000)(b)
Net realized gains	—	(0.0000)(b)	—	—	(0.0000)(b)	(0.0000)(b)
Total distributions	(0.0056)	(0.0041)	(0.0000)(b)	—	(0.0000)(b)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.56%	0.41%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$311,149	$366,364	$609,545	$724,683	$741,248	$1,407,207
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%(f)	0.47%	0.31%	0.04%	0.05%	0.07%
Net investment income (loss)	1.12%(f)	0.38%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0069	0.0068	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0069	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0069)	(0.0068)	(0.0001)
Net realized gains	—	(0.0000)	—
Total distributions	(0.0069)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.69%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$233,100	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.18%(e)
Net investment income (loss)	1.52%(e)	0.71%	0.31%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0073	0.0076	0.0019	0.0000(b)(c)	—(c)	0.0000(b)(c)
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0073	0.0076	0.0019	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0073)	(0.0076)	(0.0019)	(0.0000)(b)	—	(0.0000)(b)
Net realized gains	—	(0.0000)(b)	—	—	(0.0000)(b)	(0.0000)(b)
Total distributions	(0.0073)	(0.0076)	(0.0019)	(0.0000)(b)	(0.0000)(b)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.73%	0.76%	0.19%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,802,021	$12,123,627	$12,651,785	$10,412,966	$8,338,818	$11,949,583
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(f)	0.12%	0.12%	0.04%	0.04%	0.07%
Net investment income (loss)	1.47%(f)	0.76%	0.19%	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (96.29% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2018, the Fund paid $173,739 to SSGA FD under the Plan.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Investment Class shares and Investor Class shares, respectively. During the period ended June 30, 2018, the Fund’s Investment Class shares and Investor Class shares paid SSGA FD $434,348 and $45,356, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Investment Class	0.47%	$1,005.60	$2.34	$1,022.50	$2.36
Investor Class	0.20	1,006.90	1.00	1,023.80	1.00
Premier Class	0.12	1,007.30	0.60	1,024.20	0.60

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund (a) underperformed the median of its Performance Group and Lipper Index for the 10-year period, (b) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods, and (c) equaled the performance of the Performance Group for the 3- and 5-year periods and the Performance Universe for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition,
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Treasury Debt	99.9%
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	53.4%
31 to 60 Days	22.2
61 to 90 Days	11.5
Over 90 Days	12.8
Total	99.9%
Average days to maturity	30
Weighted average life	77
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—99.9%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	$ 1,618,160,000	$ 1,617,921,865
U.S. Treasury Bill (a)	1.740%	07/12/2018	07/12/2018	1,423,079,000	1,422,390,326
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	2,150,494,000	2,148,678,365
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	450,000,000	448,936,378
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	1,108,724,000	1,107,404,968
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	199,400,167
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	376,000,000	375,405,325
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	530,000,000	528,562,532
U.S. Treasury Bill (a)	1.840%	08/09/2018	08/09/2018	602,842,000	601,669,025
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	200,000,000	199,081,667
U.S. Treasury Bill (a)	1.908%	09/20/2018	09/20/2018	350,000,000	348,518,956
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	600,000,000	597,896,892
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	100,000,000	99,096,639
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	100,000,000	99,054,722
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,651,684
U.S. Treasury Note (a)	1.880%	07/31/2018	07/31/2018	261,000,000	261,073,916
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	385,000,000	384,893,004
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	235,000,000	234,983,085
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.957%	07/02/2018	10/31/2019	75,000,000	75,052,623
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	150,000,000	150,149,889
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	85,800,000	85,823,914
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	49,000,000	49,033,598
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.079%	07/02/2018	10/31/2018	185,000,000	185,107,923
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	400,000,000	400,033,154
TOTAL INVESTMENTS –99.9% (c)(d)					11,778,820,617
Other Assets in Excess of Liabilities —0.1%					7,110,931
NET ASSETS –100.0%					$ 11,785,931,548

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$11,778,820,617
Interest receivable - unaffiliated issuers	8,146,762
TOTAL ASSETS	11,786,967,379
LIABILITIES
Due to custodian	1,633
Advisory and administrator fee payable	485,281
Custody, sub-administration and transfer agent fees payable	476,033
Trustees’ fees and expenses payable	1,855
Professional fees payable	58,095
Accrued expenses and other liabilities	12,934
TOTAL LIABILITIES	1,035,831
NET ASSETS	$11,785,931,548
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$94,123,912
EXPENSES
Advisory and administrator fee	2,959,736
Custodian, sub-administrator and transfer agent fees	749,997
Trustees’ fees and expenses	121,146
Professional fees	62,086
Printing and postage fees	6,612
Insurance expense	54,068
Miscellaneous expenses	12,585
TOTAL EXPENSES	3,966,230
NET INVESTMENT INCOME (LOSS)	90,157,682
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(52,975)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$90,104,707
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 90,157,682	$ 111,706,631
Net realized gain (loss)	(52,975)	117,892
Net increase (decrease) in net assets resulting from operations	90,104,707	111,824,523
CAPITAL TRANSACTIONS
Contributions	15,968,455,448	20,311,832,604
Withdrawals	(17,278,230,712)	(21,422,356,261)
Net increase (decrease) in net assets from capital transactions	(1,309,775,264)	(1,110,523,657)
Net increase (decrease) in net assets during the period	(1,219,670,557)	(998,699,134)
Net assets at beginning of period	13,005,602,105	14,004,301,239
NET ASSETS AT END OF PERIOD	$ 11,785,931,548	$ 13,005,602,105
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.73%	0.73%	0.25%	(0.04)%	(0.02)%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,785,932	$13,005,602	$14,004,301	$11,837,128	$10,247,460	$14,558,022
Ratios to average net assets:
Total expenses	0.07%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.52%(c)	0.81%	0.25%	(0.03)%	(0.02)%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$965.60	$0.34	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund (a) underperformed the median of its Performance Group and Lipper Index for the 10-year period, (b) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods, and (c) equaled the performance of the Performance Group for the 3- and 5-year periods and the Performance Universe for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITTRMMSAR
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$10,468,988,814
Receivable for fund shares sold	300
TOTAL ASSETS	10,468,989,114
LIABILITIES
Payable for fund shares repurchased	8,740
Advisory fee payable	1,506
Administration fees payable	432,085
Shareholder servicing fee payable	257,662
Distribution fees payable	1,445
Transfer agent fees payable	13,674
Distribution payable	2,000,958
Registration and filing fees payable	186,979
Professional fees payable	99,817
Printing fees payable	19,439
Accrued expenses and other liabilities	3,729
TOTAL LIABILITIES	3,026,034
NET ASSETS	$10,465,963,080
NET ASSETS CONSIST OF:
Paid-in Capital	$10,465,922,118
Undistributed (distribution in excess of) net investment income (loss)	37,317
Accumulated net realized gain (loss) on investments	3,645
NET ASSETS	$10,465,963,080
Investment Class
Net Assets	$ 16,933,304
Shares Outstanding	16,940,587
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 194,969,800
Shares Outstanding	194,969,339
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 4,792,584,176
Shares Outstanding	4,792,709,261
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 5,461,475,800
Shares Outstanding	5,461,769,694
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$81,877,885
Expenses allocated from affiliated Portfolio	(3,365,184)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	78,512,701
EXPENSES
Administration fees	2,543,590
Shareholder servicing fees
Investment Class	22,858
Investor Class	94,870
Trust Class	1,610,378
Distribution fees
Investment Class	9,143
Custodian fees	12,950
Trustees’ fees and expenses	9,002
Transfer agent fees	32,595
Registration and filing fees	62,412
Professional fees	10,021
Printing fees	11,760
Insurance expense	2,387
Miscellaneous expenses	60,053
TOTAL EXPENSES	4,482,019
Expenses waived/reimbursed by the Adviser	(5,404)
NET EXPENSES	4,476,615
NET INVESTMENT INCOME (LOSS)	74,036,086
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	3,763
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$74,039,849
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 74,036,086	$ 75,245,620
Net realized gain (loss)	3,763	(118)
Net increase (decrease) in net assets resulting from operations	74,039,849	75,245,502
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Investment Class	(103,760)	(124,234)
Investor Class	(1,637,107)	(3,102,891)
Premier Class	(31,495,489)	(24,817,816)
Trust Class	(40,759,690)	(47,203,402)
Total distributions from net investment income	(73,996,046)	(75,248,343)
Net Realized Gains
Investment Class	—	(41)
Investor Class	—	(710)
Premier Class	—	(7,108)
Trust Class	—	(12,780)
Total distributions from net realized gains	—	(20,639)
Total distributions to shareholders	(73,996,046)	(75,268,982)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Investment Class
Shares sold	19,900,755	122,773,989
Reinvestment of distributions	54,942	42,332
Shares redeemed	(22,264,359)	(151,744,767)
Net increase (decrease) from capital share transactions	(2,308,662)	(28,928,446)
Investor Class
Shares sold	623,388,607	1,733,648,542
Reinvestment of distributions	1,627,801	3,103,594
Shares redeemed	(758,811,507)	(1,509,448,701)
Net increase (decrease) from capital share transactions	(133,795,099)	227,303,435
Premier Class
Shares sold	19,432,983,624	18,083,659,927
Reinvestment of distributions	27,887,251	23,475,784
Shares redeemed	(18,668,784,466)	(16,621,895,835)
Net increase (decrease) from capital share transactions	792,086,409	1,485,239,876
Trust Class
Shares sold	11,382,697,004	19,763,733,419
Reinvestment of distributions	36,493,685	43,867,549
Shares redeemed	(12,861,005,021)	(20,867,141,421)
Net increase (decrease) from capital share transactions	(1,441,814,332)	(1,059,540,453)
Net increase (decrease) in net assets from beneficial interest transactions	(785,831,684)	624,074,412
Net increase (decrease) in net assets during the period	(785,787,881)	624,050,932
Net assets at beginning of period	11,251,750,961	10,627,700,029
NET ASSETS AT END OF PERIOD	$ 10,465,963,080	$ 11,251,750,961
Undistributed (distribution in excess of) net investment income (loss)	$ 37,317	$ (2,723)
SHARES OF BENEFICIAL INTEREST:
Investment Class
Shares sold	19,900,755	122,773,989
Reinvestment of distributions	54,942	42,332
Shares redeemed	(22,264,359)	(151,744,767)
Net increase (decrease) from share transactions	(2,308,662)	(28,928,446)
Investor Class
Shares sold	623,388,607	1,733,648,542
Reinvestment of distributions	1,627,801	3,103,594
Shares redeemed	(758,811,507)	(1,509,448,701)
Net increase (decrease) from share transactions	(133,795,099)	227,303,435
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
Premier Class
Shares sold	19,432,983,624	$ 18,083,659,927
Reinvestment of distributions	27,887,251	23,475,784
Shares redeemed	(18,668,784,466)	(16,621,895,835)
Net increase (decrease) from share transactions	792,086,409	1,485,239,876
Trust Class
Shares sold	11,382,697,004	19,763,733,419
Reinvestment of distributions	36,493,685	43,867,549
Shares redeemed	(12,861,005,021)	(20,867,141,421)
Net increase (decrease) from share transactions	(1,441,814,332)	(1,059,540,453)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0056	0.0042	0.0000(b)	0.0000(b)(c)	0.0000(b)(c)	(0.0001)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0001
Total from investment operations	0.0056	0.0042	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0056)	(0.0042)	(0.0000)(b)	—	—	—
Net realized gains	—	(0.0000)(b)	—	—	—	(0.0000)(b)
Total distributions	(0.0056)	(0.0042)	(0.0000)(b)	—	—	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000	$1.0000	$ 1.0000
Total return (d)	0.56%	0.42%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 16,933	$ 19,242	$ 48,170	$60,041	$74,781	$ 73,449
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.49%	0.49%	0.48%	0.48%
Net expenses	0.47%(f)	0.47%	0.31%	0.06%	0.05%	0.08%
Net investment income (loss)	1.14%(f)	0.36%	0.00%(e)	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0070	0.0069	0.0004
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0070	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0070)	(0.0069)	(0.0004)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0070)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.70%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$194,970	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%(d)
Net investment income (loss)	1.38%(d)	0.70%	0.19%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0074	0.0077	0.0019	0.0000(b)(c)	0.0000(b)(c)	(0.0001)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)	0.0001
Total from investment operations	0.0074	0.0077	0.0019	0.0000(b)	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0074)	(0.0077)	(0.0019)	(0.0000)(b)	—	(0.0000)(b)
Net realized gains	—	(0.0000)(b)	—	—	—	(0.0000)(b)
Total distributions	(0.0074)	(0.0077)	(0.0019)	(0.0000)(b)	—	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.74%	0.77%	0.19%	0.00%(e)	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,792,584	$4,000,478	$2,515,246	$1,684,652	$2,690,959	$2,679,596
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.14%	0.14%	0.13%	0.13%
Net expenses	0.12%(f)	0.12%	0.12%	0.06%	0.05%	0.08%
Net investment income (loss)	1.51%(f)	0.81%	0.20%	0.00%(e)	0.00%(e)	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0071	0.0071	0.0007
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0071	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0071)	(0.0071)	(0.0007)
Net realized gains	—	(0.0000)(b)	—
Total distributions	(0.0071)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.71%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,461,476	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%(d)
Net expenses	0.18%(d)	0.18%	0.18%(d)
Net investment income (loss)	1.42%(d)	0.70%	0.19%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	October 24, 2007 Not commenced October 24, 2007 Not commenced October 14, 2016 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (75.01% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2019, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with approval of the Board. For the period ended June 30, 2018, the Adviser waived fees in the amount of $5,404.
Additionally, the Adviser has from time to time historically reduced fees and reimbursed expenses in order to avoid a negative yield. Any such waiver or reimbursement was voluntary. For the period ended June 30, 2018, the Adviser did not voluntarily waive any expenses.
Under the terms of a reimbursement agreement the Fund has agreed to repay SSGA FM up to the amount of fees waived or expenses reduced under the voluntary waiver provided that the Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of the Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on the Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2018, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2018	$1,116,105
12/31/2019	$ 366,047
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2018, the Fund paid $9,143 to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2018, the Fund’s Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $22,858, $94,870 and $1,610,378, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Investment Class	0.47%	$1,005.60	$2.34	$1,022.50	$2.36
Investor Class	0.20	1,007.00	1.00	1,023.80	1.00
Premier Class	0.12	1,007.40	0.60	1,024.20	0.60
Trust Class	0.18	1,007.10	0.90	1,023.90	0.90

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, ;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) equaled the median of its Performance Group for the 3- and 5-year periods, and (c) underperformed the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition,
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Treasury Repurchase Agreements	50.3%
Treasury Debt	46.9
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	52.2%
31 to 60 Days	19.0
61 to 90 Days	10.6
Over 90 Days	15.4
Total	97.2%
Average days to maturity	22
Weighted average life	82
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—46.9%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	$ 250,000,000	$ 249,963,767
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	300,000,000	299,750,667
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	750,000,000	748,267,003
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	150,000,000	149,817,173
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	199,400,167
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	300,000,000	299,525,958
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	660,000,000	658,219,953
U.S. Treasury Bill (a)	1.840%	08/09/2018	08/09/2018	450,000,000	449,119,667
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	350,000,000	348,392,917
U.S. Treasury Bill (a)	1.908%	09/20/2018	09/20/2018	200,000,000	199,153,689
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	550,000,000	548,069,720
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	125,000,000	123,870,799
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	135,000,000	133,723,875
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,651,684
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	465,000,000	464,830,983
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	420,000,000	419,986,663
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.957%	07/02/2018	10/31/2019	199,000,000	199,156,423
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	150,000,000	150,149,889
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	64,398,000	64,416,230
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	305,000,000	305,248,410
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.079%	07/02/2018	10/31/2018	130,000,000	130,075,838
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	245,000,000	245,020,640
TOTAL TREASURY DEBT					6,544,812,115
TREASURY REPURCHASE AGREEMENTS—50.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% due 04/15/2023, valued at $98,746,351); expected proceeds $96,826,942	2.100%	07/02/2018	07/02/2018	96,810,000	96,810,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $22,443,933); expected proceeds $22,003,850	2.100%	07/02/2018	07/02/2018	22,000,000	22,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/20/2019, a U.S. Treasury Bond, 7.250% due 08/15/2022, and a U.S. Treasury Note, 1.125% due 08/31/2021, valued at $510,000,068); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 7.250% due 08/15/2022, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2023 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 02/28/2023, valued at $178,500,036); expected proceeds $175,029,167	2.000%	07/02/2018	07/02/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/13/2018, U.S. Treasury Bonds, 3.375% – 7.250% due 08/15/2022 – 05/15/2044, U.S. Treasury Inflation Index Bonds, 1.375% – 2.125% due 02/15/2040 – 02/15/2044, and U.S. Treasury Notes, 1.750% – 2.375% due 10/31/2020 – 08/15/2027, valued at $129,540,035); expected proceeds $127,054,187	1.980%	07/05/2018	07/05/2018	127,000,000	127,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 3.750% due 11/15/2043, U.S. Treasury Inflation Index Bonds, 2.500% – 3.625% due 04/15/2028 – 01/15/2029, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2020 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 11/15/2019 – 08/15/2027, valued at $204,000,005); expected proceeds $200,031,667	1.920%	07/02/2018	07/05/2018	$ 200,000,000	$ 200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.000% due 02/15/2026 – 08/15/2047, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 11/30/2023, and U.S. Treasury Strips, 0.000% due 08/15/2018 – 02/15/2027, valued at $245,820,000); expected proceeds $241,042,175	2.100%	07/02/2018	07/02/2018	241,000,000	241,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.375% – 2.500% due 06/30/2019 – 06/30/2023, valued at $102,000,090); expected proceeds $100,038,500	1.980%	07/06/2018	07/06/2018	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 01/15/2021, valued at $104,040,083); expected proceeds $102,017,850	2.100%	07/02/2018	07/02/2018	102,000,000	102,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 0.875% – 2.000% due 10/15/2018 – 07/31/2022, valued at $459,000,060); expected proceeds $450,173,250	1.980%	07/06/2018	07/06/2018	450,000,000	450,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $63,240,019); expected proceeds $62,010,850	2.100%	07/02/2018	07/02/2018	62,000,000	62,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $253,036,986); expected proceeds $253,036,896	1.750%	07/02/2018	07/02/2018	253,000,000	253,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2022, valued at $189,720,000); expected proceeds $186,027,900	1.800%	07/02/2018	07/02/2018	186,000,000	186,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2027, valued at $92,820,000); expected proceeds $91,014,408	1.900%	07/02/2018	07/02/2018	91,000,000	91,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $159,123,675); expected proceeds $156,057,633	1.900%	07/03/2018	07/03/2018	156,000,000	156,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2019 – 02/15/2028, valued at $969,006,743); expected proceeds $950,166,250	2.100%	07/02/2018	07/02/2018	950,000,000	950,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 8.000% due 11/15/2021 – 05/15/2048, and U.S. Treasury Notes, 0.000% – 2.250% due 02/28/2019 – 05/15/2023, valued at $473,282,730); expected proceeds $464,081,200	2.100%	07/02/2018	07/02/2018	$ 464,000,000	$ 464,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.000% due 12/31/2019 – 10/31/2022, and a U.S. Treasury Bond, 3.000% due 11/15/2044, valued at $204,003,525); expected proceeds $200,031,667	1.900%	07/02/2018	07/02/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $188,775,723); expected proceeds $201,381,944 (c)	1.990%	07/02/2018	09/17/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $271,462,482); expected proceeds $251,229,931 (c)	1.990%	07/02/2018	08/17/2018	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 05/11/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, U.S. Treasury Bonds, 2.500% – 5.500% due 08/15/2028 – 05/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.250% due 08/31/2018 – 05/15/2025, valued at $66,300,001); expected proceeds $65,202,656	1.840%	07/06/2018	07/06/2018	65,000,000	65,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/01/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 04/15/2022, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 05/15/2022, valued at $510,000,034); expected proceeds $500,899,306	1.850%	07/06/2018	07/06/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.500% – 1.875% due 07/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.750% – 2.125% due 10/31/2020 – 05/15/2025, valued at $102,000,043); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 7.625% due 02/15/2025 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 1.000% due 02/15/2047 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 07/15/2022, and U.S. Treasury Notes, 1.000% – 3.625% due 05/31/2019 – 05/15/2028, valued at $816,000,077); expected proceeds $800,140,000	2.100%	07/02/2018	07/02/2018	800,000,000	800,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 12/31/2019 – 11/15/2025, valued at $79,560,086); expected proceeds $78,013,650	2.100%	07/02/2018	07/02/2018	78,000,000	78,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.250% due 08/15/2023 – 02/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 0.875% – 4.000% due 06/30/2018 – 11/15/2026, valued at $663,116,120); expected proceeds $650,113,750	2.100%	07/02/2018	07/02/2018	$650,000,000	$ 650,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,018,810,000
TOTAL INVESTMENTS –97.2% (d)(e)					13,563,622,115
Other Assets in Excess of Liabilities —2.8%					392,806,866
NET ASSETS –100.0%					$ 13,956,428,981

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $450,000,000 or 3.2% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,544,812,115
Repurchase agreements, at value and amortized cost	7,018,810,000
Total Investments	13,563,622,115
Cash	383,415,516
Interest receivable - unaffiliated issuers	10,129,490
Other Receivable	8,852
TOTAL ASSETS	13,957,175,973
LIABILITIES
Advisory and administrator fee payable	567,072
Custody, sub-administration and transfer agent fees payable	95,569
Trustees’ fees and expenses payable	1,038
Professional fees payable	57,867
Printing fees payable	3,077
Accrued expenses and other liabilities	22,369
TOTAL LIABILITIES	746,992
NET ASSETS	$13,956,428,981
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,248,916
EXPENSES
Advisory and administrator fee	3,384,985
Custodian, sub-administrator and transfer agent fees	861,140
Trustees’ fees and expenses	122,005
Professional fees	62,170
Printing and postage fees	4,180
Insurance expense	42,497
Miscellaneous expenses	1,484
TOTAL EXPENSES	4,478,461
NET INVESTMENT INCOME (LOSS)	104,770,455
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,453
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$104,775,908
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,770,455	$ 89,426,187
Net realized gain (loss)	5,453	(118)
Net increase (decrease) in net assets resulting from operations	104,775,908	89,426,069
CAPITAL TRANSACTIONS
Contributions	21,433,887,701	28,396,151,811
Withdrawals	(21,762,515,150)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	(328,627,449)	3,461,902,479
Net increase (decrease) in net assets during the period	(223,851,541)	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 13,956,428,981	$ 14,180,280,522
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.78%	0.82%	0.23%	(0.01)%	(0.02)%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,956,429	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.55%(c)	0.84%	0.27%	(0.01)%	(0.02)%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $7,018,810,000 and associated collateral equal to $7,155,538,905.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$997.20	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) equaled the median of its Performance Group for the 3- and 5-year periods, and (c) underperformed the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITTRPLMMSAR
00215114
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$3,487,439,124
Receivable from Adviser	171,941
TOTAL ASSETS	3,487,611,065
LIABILITIES
Administration fees payable	144,080
Transfer agent fees payable	32,950
Distribution payable	192,195
Registration and filing fees payable	72
Professional fees payable	19,671
Printing fees payable	187
Accrued expenses and other liabilities	14,400
TOTAL LIABILITIES	403,555
NET ASSETS	$3,487,207,510
NET ASSETS CONSIST OF:
Paid-in Capital	$3,487,205,820
Accumulated net realized gain (loss) on investments	1,690
NET ASSETS	$3,487,207,510
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	3,487,205,820
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	27,371,023
Expenses allocated from affiliated Portfolio	(1,113,278)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	26,257,745
EXPENSES
Administration fees	840,764
Custodian fees	11,457
Trustees’ fees and expenses	9,003
Transfer agent fees	6,148
Registration and filing fees	142,700
Professional fees and expenses	13,068
Printing fees	10,939
Miscellaneous expenses	17,264
TOTAL EXPENSES	1,051,343
Expenses waived/reimbursed by the Adviser	(819,399)
NET EXPENSES	231,944
NET INVESTMENT INCOME (LOSS)	26,025,801
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	1,690
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,027,491
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	For the Period 10/5/17 * - 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 26,025,801	$ 4,483,301
Net realized gain (loss)	1,690	—
Net increase (decrease) in net assets resulting from operations	26,027,491	4,483,301
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,025,801)	(4,483,301)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,991,794,894	3,047,322,418
Reinvestment of distributions	25,630,155	4,437,486
Cost of shares redeemed	(3,456,581,634)	(125,397,499)
Net increase (decrease) from share transactions	560,843,415	2,926,362,405
Net increase (decrease) in net assets during the period	560,845,105	2,926,362,405
Net assets at beginning of period	2,926,362,405	—
NET ASSETS AT END OF PERIOD	$ 3,487,207,510	$2,926,362,405
Undistributed (distribution in excess of) net investment income (loss)	$ —	$ —
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,991,794,894	3,047,322,418
Reinvestment of distributions	25,630,155	4,437,486
Shares redeemed	(3,456,581,634)	(125,397,499)
Net increase (decrease) from share transactions	560,843,415	2,926,362,405

*	Inception date.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	For the Period 10/5/17 * - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0078	0.0025
Net realized and unrealized gain (loss)	0.0000(b)	—
Total from investment operations	0.0078	0.0025
Distributions to shareholders from:
Net investment income	(0.0078)	(0.0025)
Total distributions	(0.0078)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	0.76%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,487,208	$2,926,362
Ratios to average net assets:
Total expenses	0.13%(d)	0.16%(d)
Net expenses	0.08%(d)	0.08%(d)
Net investment income (loss)	1.55%(d)	1.08%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (24.99% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees and extraordinary expenses, exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2018, the Adviser waived fees in the amount of $483,093.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis — this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2018, the Adviser voluntarily waived expenses in the amount of $336,306.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
At June 30, 2018, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,007.60	$0.40	$1,024.40	$0.40

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the since-inception period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of money market funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the since-inception ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the since-inception period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
13

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Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2018
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Treasury Repurchase Agreements	50.3%
Treasury Debt	46.9
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2018

% of Net Assets
2 to 30 Days	52.2%
31 to 60 Days	19.0
61 to 90 Days	10.6
Over 90 Days	15.4
Total	97.2%
Average days to maturity	22
Weighted average life	82
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—46.9%
U.S. Treasury Bill (a)	1.738%	07/05/2018	07/05/2018	$ 250,000,000	$ 249,963,767
U.S. Treasury Bill (a)	1.760%	07/19/2018	07/19/2018	300,000,000	299,750,667
U.S. Treasury Bill (a)	1.785%	08/16/2018	08/16/2018	750,000,000	748,267,003
U.S. Treasury Bill (a)	1.825%	07/26/2018	07/26/2018	150,000,000	149,817,173
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	199,400,167
U.S. Treasury Bill (a)	1.835%	08/02/2018	08/02/2018	300,000,000	299,525,958
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	660,000,000	658,219,953
U.S. Treasury Bill (a)	1.840%	08/09/2018	08/09/2018	450,000,000	449,119,667
U.S. Treasury Bill (a)	1.900%	09/27/2018	09/27/2018	350,000,000	348,392,917
U.S. Treasury Bill (a)	1.908%	09/20/2018	09/20/2018	200,000,000	199,153,689
U.S. Treasury Bill (a)	1.920%	09/06/2018	09/06/2018	550,000,000	548,069,720
U.S. Treasury Bill (a)	2.075%	12/06/2018	12/06/2018	125,000,000	123,870,799
U.S. Treasury Bill (a)	2.075%	12/13/2018	12/13/2018	135,000,000	133,723,875
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,651,684
U.S. Treasury Note, 3 Month USD MMY(b)	1.909%	07/02/2018	01/31/2020	465,000,000	464,830,983
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.942%	07/02/2018	04/30/2020	420,000,000	419,986,663
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.957%	07/02/2018	10/31/2019	199,000,000	199,156,423
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	1.969%	07/02/2018	07/31/2019	150,000,000	150,149,889
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.979%	07/02/2018	04/30/2019	64,398,000	64,416,230
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.049%	07/02/2018	01/31/2019	305,000,000	305,248,410
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.079%	07/02/2018	10/31/2018	130,000,000	130,075,838
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	2.083%	07/02/2018	07/31/2018	245,000,000	245,020,640
TOTAL TREASURY DEBT					6,544,812,115
TREASURY REPURCHASE AGREEMENTS—50.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% due 04/15/2023, valued at $98,746,351); expected proceeds $96,826,942	2.100%	07/02/2018	07/02/2018	96,810,000	96,810,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $22,443,933); expected proceeds $22,003,850	2.100%	07/02/2018	07/02/2018	22,000,000	22,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/20/2019, a U.S. Treasury Bond, 7.250% due 08/15/2022, and a U.S. Treasury Note, 1.125% due 08/31/2021, valued at $510,000,068); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 7.250% due 08/15/2022, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2023 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 02/28/2023, valued at $178,500,036); expected proceeds $175,029,167	2.000%	07/02/2018	07/02/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/13/2018, U.S. Treasury Bonds, 3.375% – 7.250% due 08/15/2022 – 05/15/2044, U.S. Treasury Inflation Index Bonds, 1.375% – 2.125% due 02/15/2040 – 02/15/2044, and U.S. Treasury Notes, 1.750% – 2.375% due 10/31/2020 – 08/15/2027, valued at $129,540,035); expected proceeds $127,054,187	1.980%	07/05/2018	07/05/2018	127,000,000	127,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 3.750% due 11/15/2043, U.S. Treasury Inflation Index Bonds, 2.500% – 3.625% due 04/15/2028 – 01/15/2029, U.S. Treasury Notes, 2.000% – 2.875% due 08/15/2020 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 11/15/2019 – 08/15/2027, valued at $204,000,005); expected proceeds $200,031,667	1.920%	07/02/2018	07/05/2018	$ 200,000,000	$ 200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.000% due 02/15/2026 – 08/15/2047, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 11/30/2023, and U.S. Treasury Strips, 0.000% due 08/15/2018 – 02/15/2027, valued at $245,820,000); expected proceeds $241,042,175	2.100%	07/02/2018	07/02/2018	241,000,000	241,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.375% – 2.500% due 06/30/2019 – 06/30/2023, valued at $102,000,090); expected proceeds $100,038,500	1.980%	07/06/2018	07/06/2018	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 01/15/2021, valued at $104,040,083); expected proceeds $102,017,850	2.100%	07/02/2018	07/02/2018	102,000,000	102,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 0.875% – 2.000% due 10/15/2018 – 07/31/2022, valued at $459,000,060); expected proceeds $450,173,250	1.980%	07/06/2018	07/06/2018	450,000,000	450,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $63,240,019); expected proceeds $62,010,850	2.100%	07/02/2018	07/02/2018	62,000,000	62,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2047, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $253,036,986); expected proceeds $253,036,896	1.750%	07/02/2018	07/02/2018	253,000,000	253,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2022, valued at $189,720,000); expected proceeds $186,027,900	1.800%	07/02/2018	07/02/2018	186,000,000	186,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2027, valued at $92,820,000); expected proceeds $91,014,408	1.900%	07/02/2018	07/02/2018	91,000,000	91,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2018 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $159,123,675); expected proceeds $156,057,633	1.900%	07/03/2018	07/03/2018	156,000,000	156,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2019 – 02/15/2028, valued at $969,006,743); expected proceeds $950,166,250	2.100%	07/02/2018	07/02/2018	950,000,000	950,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 8.000% due 11/15/2021 – 05/15/2048, and U.S. Treasury Notes, 0.000% – 2.250% due 02/28/2019 – 05/15/2023, valued at $473,282,730); expected proceeds $464,081,200	2.100%	07/02/2018	07/02/2018	$ 464,000,000	$ 464,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 2.000% due 12/31/2019 – 10/31/2022, and a U.S. Treasury Bond, 3.000% due 11/15/2044, valued at $204,003,525); expected proceeds $200,031,667	1.900%	07/02/2018	07/02/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/15/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $188,775,723); expected proceeds $201,381,944 (c)	1.990%	07/02/2018	09/17/2018	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC, dated 05/21/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $271,462,482); expected proceeds $251,229,931 (c)	1.990%	07/02/2018	08/17/2018	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 05/11/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, U.S. Treasury Bonds, 2.500% – 5.500% due 08/15/2028 – 05/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.250% due 08/31/2018 – 05/15/2025, valued at $66,300,001); expected proceeds $65,202,656	1.840%	07/06/2018	07/06/2018	65,000,000	65,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/01/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2020 – 04/15/2022, and U.S. Treasury Notes, 1.125% – 3.625% due 02/15/2020 – 05/15/2022, valued at $510,000,034); expected proceeds $500,899,306	1.850%	07/06/2018	07/06/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.500% – 1.875% due 07/15/2019 – 01/15/2028, and U.S. Treasury Notes, 1.750% – 2.125% due 10/31/2020 – 05/15/2025, valued at $102,000,043); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 7.625% due 02/15/2025 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 1.000% due 02/15/2047 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 07/15/2022, and U.S. Treasury Notes, 1.000% – 3.625% due 05/31/2019 – 05/15/2028, valued at $816,000,077); expected proceeds $800,140,000	2.100%	07/02/2018	07/02/2018	800,000,000	800,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.250% – 2.250% due 12/31/2019 – 11/15/2025, valued at $79,560,086); expected proceeds $78,013,650	2.100%	07/02/2018	07/02/2018	78,000,000	78,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 6.250% due 08/15/2023 – 02/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 0.875% – 4.000% due 06/30/2018 – 11/15/2026, valued at $663,116,120); expected proceeds $650,113,750	2.100%	07/02/2018	07/02/2018	$650,000,000	$ 650,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,018,810,000
TOTAL INVESTMENTS –97.2% (d)(e)					13,563,622,115
Other Assets in Excess of Liabilities —2.8%					392,806,866
NET ASSETS –100.0%					$ 13,956,428,981

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $450,000,000 or 3.2% of net assets as of June 30, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,544,812,115
Repurchase agreements, at value and amortized cost	7,018,810,000
Total Investments	13,563,622,115
Cash	383,415,516
Interest receivable - unaffiliated issuers	10,129,490
Other Receivable	8,852
TOTAL ASSETS	13,957,175,973
LIABILITIES
Advisory and administrator fee payable	567,072
Custody, sub-administration and transfer agent fees payable	95,569
Trustees’ fees and expenses payable	1,038
Professional fees payable	57,867
Printing fees payable	3,077
Accrued expenses and other liabilities	22,369
TOTAL LIABILITIES	746,992
NET ASSETS	$13,956,428,981
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$109,248,916
EXPENSES
Advisory and administrator fee	3,384,985
Custodian, sub-administrator and transfer agent fees	861,140
Trustees’ fees and expenses	122,005
Professional fees	62,170
Printing and postage fees	4,180
Insurance expense	42,497
Miscellaneous expenses	1,484
TOTAL EXPENSES	4,478,461
NET INVESTMENT INCOME (LOSS)	104,770,455
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,453
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$104,775,908
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,770,455	$ 89,426,187
Net realized gain (loss)	5,453	(118)
Net increase (decrease) in net assets resulting from operations	104,775,908	89,426,069
CAPITAL TRANSACTIONS
Contributions	21,433,887,701	28,396,151,811
Withdrawals	(21,762,515,150)	(24,934,249,332)
Net increase (decrease) in net assets from capital transactions	(328,627,449)	3,461,902,479
Net increase (decrease) in net assets during the period	(223,851,541)	3,551,328,548
Net assets at beginning of period	14,180,280,522	10,628,951,974
NET ASSETS AT END OF PERIOD	$ 13,956,428,981	$ 14,180,280,522
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	0.78%	0.82%	0.23%	(0.01)%	(0.02)%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,956,429	$14,180,281	$10,628,952	$1,744,814	$2,765,530	$2,753,017
Ratios to average net assets:
Total expenses	0.07%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.55%(c)	0.84%	0.27%	(0.01)%	(0.02)%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2018, the Portfolio had invested in repurchase agreements with the gross values of $7,018,810,000 and associated collateral equal to $7,155,538,905.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$997.20	$0.35	$1,024.40	$0.35

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered the Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund (a) outperformed the median of its Performance Group for the 1-year period, and the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods, (b) equaled the median of its Performance Group for the 3- and 5-year periods, and (c) underperformed the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

of the Portfolio to limit the total expenses borne by shareholders of the Fund. For the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITTROBSAR
00215114
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$113,273,221	$463,881,264	$32,506,204
Cash	20	—	—
Receivable for fund shares sold	160,959	2,693,570	1,069,087
Receivable from Adviser	39,940	55,996	27,291
Prepaid expenses and other assets	1	—	—
TOTAL ASSETS	113,474,141	466,630,830	33,602,582
LIABILITIES
Payable for investments purchased	137,463	2,048,699	1,064,587
Payable for fund shares repurchased	17	640,370	—
Advisory fee payable	2,776	23,309	767
Custodian fees payable	2,838	2,866	2,854
Administration fees payable	4,627	19,425	1,278
Distribution fees payable	109	436	810
Accrued Trustees' fees and expenses	11	11	14
Transfer agent fees payable	1,549	1,564	1,933
Sub-transfer agent fee payable	334	201	18
Registration and filing fees payable	589	—	4,497
Professional fees payable	20,982	20,983	18,454
Printing and postage fees payable	6,976	3,707	6,465
TOTAL LIABILITIES	178,271	2,761,571	1,101,677
NET ASSETS	$113,295,870	$463,869,259	$32,500,905
NET ASSETS CONSIST OF:
Paid-in Capital	$117,537,129	$423,495,862	$28,382,138
Undistributed (distribution in excess of) net investment income (loss)	(6,339)	(215,199)	(11,226)
Accumulated net realized gain (loss) on investments	(443,491)	14,729,406	746,481
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,791,429)	25,859,190	3,383,512
NET ASSETS	$113,295,870	$463,869,259	$32,500,905
Class A
Net Assets	$ 542,329	$ 2,542,185	$ 4,942,843
Shares Outstanding	56,819	247,997	390,542
Net asset value, offering and redemption price per share	$ 9.54	$ 10.25	$ 12.66
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 9.91	$ 10.82	$ 13.36
Class I
Net Assets	$ 10,654,653	$ 980,179	$ 5,518,971
Shares Outstanding	1,113,955	95,491	435,415
Net asset value, offering and redemption price per share	$ 9.56	$ 10.26	$ 12.68
Class K
Net Assets	$102,098,888	$460,346,895	$22,039,091
Shares Outstanding	10,681,696	44,734,579	1,738,126
Net asset value, offering and redemption price per share	$ 9.56	$ 10.29	$ 12.68
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$117,064,650	$438,022,074	$29,122,692
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 1,286,382	$ —	$ —
Interest income — unaffiliated issuers	167	—	—
TOTAL INVESTMENT INCOME (LOSS)	1,286,549	—	—
EXPENSES
Advisory fee	16,896	141,301	4,070
Administration fees	32,719	149,810	11,058
Sub-transfer agent fee
Class A	105	2,574	204
Class I	22	1,583	999
Distribution fees
Class A	504	2,047	3,239
Custodian fees	8,233	8,213	8,212
Trustees’ fees and expenses	9,009	9,009	9,008
Transfer agent fees	30,976	31,542	16,720
Registration fees	40,161	43,151	31,599
Professional fees and expenses	20,276	20,277	20,843
Printing and postage fees	2,836	2,927	2,995
Insurance expense	22	89	4
TOTAL EXPENSES	161,759	412,523	108,951
Expenses waived/reimbursed by the Adviser	(127,335)	(197,324)	(97,725)
NET EXPENSES	34,424	215,199	11,226
NET INVESTMENT INCOME (LOSS)	1,252,125	(215,199)	(11,226)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(359,878)	4,610,994	317,851
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	(2,824,754)	(22,582,105)	1,286,948
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,184,632)	(17,971,111)	1,604,799
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,932,507)	$(18,186,310)	$1,593,573
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,252,125	$ 2,421,571	$ (215,199)	$ 10,952,537	$ (11,226)	$ 274,447
Net realized gain (loss)	(359,878)	(123,311)	4,610,994	20,186,716	317,851	1,367,126
Net change in unrealized appreciation/depreciation	(2,824,754)	847,638	(22,582,105)	50,094,878	1,286,948	1,339,927
Net increase (decrease) in net assets resulting from operations	(1,932,507)	3,145,898	(18,186,310)	81,234,131	1,593,573	2,981,500
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(3,972)	(2,944)	—	(22,917)	—	(19,983)
Class I	(114,769)	(270,047)	—	(26,359)	—	(93,439)
Class K	(1,141,381)	(2,146,127)	—	(12,035,422)	—	(425,860)
Total distributions from net investment income	(1,260,122)	(2,419,118)	—	(12,084,698)	—	(539,282)
Net Realized Gains
Class A	—	(269)	—	(12,480)	—	(29,525)
Class I	—	(9,292)	—	(12,975)	—	(122,787)
Class K	—	(83,519)	—	(5,924,470)	—	(559,618)
Total distributions from net realized gains	—	(93,080)	—	(5,949,925)	—	(711,930)
Total distributions to shareholders	(1,260,122)	(2,512,198)	—	(18,034,623)	—	(1,251,212)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	289,005	279,238	1,751,694	964,577	4,048,508	985,177
Reinvestment of distributions	3,787	2,143	—	35,397	—	42,820
Cost of shares redeemed	(81,301)	(153,080)	(37,304)	(2,022,178)	(256,392)	(145,350)
Net increase (decrease) from capital share transactions	211,491	128,301	1,714,390	(1,022,204)	3,792,116	882,647
Class I
Proceeds from sale of shares sold	618,353	2,050,309	22,101	676,051	1,226,455	4,032,197
Reinvestment of distributions	38,950	85,288	—	39,333	—	216,225
Cost of shares redeemed	(506,075)	(3,817,467)	(1,800)	(413,077)	(87,539)	(440,293)
Net increase (decrease) from capital share transactions	151,228	(1,681,870)	20,301	302,307	1,138,916	3,808,129
Class K
Proceeds from sale of shares sold	15,444,992	39,320,634	49,158,027	299,071,533	3,568,045	8,509,161
Reinvestment of distributions	1,141,381	2,209,176	—	16,548,709	—	940,462
Cost of shares redeemed	(8,926,111)	(21,154,747)	(27,329,738)	(143,968,371)	(1,463,686)	(6,508,163)
Net increase (decrease) from capital share transactions	7,660,262	20,375,063	21,828,289	171,651,871	2,104,359	2,941,460
Net increase (decrease) in net assets from beneficial interest transactions	8,022,981	18,821,494	23,562,980	170,931,974	7,035,391	7,632,236
Net increase (decrease) in net assets during the period	4,830,352	19,455,194	5,376,670	234,131,482	8,628,964	9,362,524
Net assets at beginning of period	108,465,518	89,010,324	458,492,589	224,361,107	23,871,941	14,509,417
NET ASSETS AT END OF PERIOD	$113,295,870	$108,465,518	$463,869,259	$ 458,492,589	$32,500,905	$23,871,941
Undistributed (distribution in excess of) net investment income (loss)	$ (6,339)	$ 1,658	$ (215,199)	$ —	$ (11,226)	$ —
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	$ 30,308	$ 28,379	$ 164,569	$ 92,268	$ 328,404	$ 80,265
Reinvestment of distributions	397	218	—	3,355	—	3,574
Shares redeemed	(8,476)	(15,694)	(3,430)	(187,618)	(20,540)	(11,836)
Net increase (decrease)	22,229	12,903	161,139	(91,995)	307,864	72,003
Class I
Shares sold	64,475	208,151	2,014	71,898	96,690	337,993
Reinvestment of distributions	4,071	8,660	—	3,728	—	18,049
Shares redeemed	(52,763)	(385,999)	(169)	(39,309)	(7,285)	(37,895)
Net increase (decrease)	15,783	(169,188)	1,845	36,317	89,405	318,147
Class K
Shares sold	1,595,279	3,978,064	4,539,267	29,446,359	289,004	751,517
Reinvestment of distributions	119,320	224,438	—	1,567,113	—	78,503
Shares redeemed	(928,756)	(2,142,554)	(2,553,103)	(13,697,753)	(119,640)	(582,563)
Net increase (decrease)	785,843	2,059,948	1,986,164	17,315,719	169,364	247,457
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.82	$ 9.75	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.21	0.16	0.21	0.02
Net realized and unrealized gain (loss)	(0.28)	0.08	0.03	(0.18)	0.16
Total from investment operations	(0.19)	0.29	0.19	0.03	0.18
Distributions to shareholders from:
Net investment income	(0.09)	(0.21)	(0.18)	(0.26)	(0.04)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.09)	(0.22)	(0.19)	(0.42)	(0.04)
Net asset value, end of period	$ 9.54	$ 9.82	$ 9.75	$ 9.75	$10.14
Total return (b)	(1.88)%	2.93%	1.91%	0.35%	1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 542	$ 340	$ 211	$ 184	$ 51
Ratios to Average Net Assets:
Total expenses (c)	0.59%(d)	0.58%	0.67%	0.66%	0.91%(d)
Net expenses (c)	0.36%(d)	0.40%	0.40%	0.31%	0.52%(d)
Net investment income (loss)	1.87%(d)	2.11%	1.65%	2.11%	0.58%(d)
Portfolio turnover rate (e)	65%(f)	99%	194%	62%(g)	16%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.84	$ 9.76	$ 9.74	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.23	0.18	0.20	0.08
Net realized and unrealized gain (loss)	(0.27)	0.09	0.06	(0.14)	0.09
Total from investment operations	(0.17)	0.32	0.24	0.06	0.17
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.21)	(0.29)	(0.04)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.11)	(0.24)	(0.22)	(0.45)	(0.04)
Net asset value, end of period	$ 9.56	$ 9.84	$ 9.76	$ 9.74	$10.13
Total return (b)	(1.77)%	3.29%	2.37%	0.60%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,655	$10,807	$12,370	$4,508	$4,484
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.26%	0.33%	0.41%	0.88%(d)
Net expenses (c)	0.06%(d)	0.08%	0.06%	0.06%	0.28%(d)
Net investment income (loss)	2.20%(d)	2.30%	1.83%	1.95%	2.91%(d)
Portfolio turnover rate (e)	65%(f)	99%	194%	62%(g)	16%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 9.83	$ 9.75	$ 9.74	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.23	0.20	0.20	0.04
Net realized and unrealized gain (loss)	(0.27)	0.09	0.03	(0.15)	0.15
Total from investment operations	(0.16)	0.32	0.23	0.05	0.19
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.21)	(0.29)	(0.05)
Net realized gains	—	(0.01)	(0.01)	(0.14)	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.11)	(0.24)	(0.22)	(0.45)	(0.05)
Net asset value, end of period	$ 9.56	$ 9.83	$ 9.75	$ 9.74	$ 10.14
Total return (b)	(1.67)%	3.30%	2.27%	0.54%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,099	$97,318	$76,429	$49,641	$70,950
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.26%	0.33%	0.41%	0.50%(d)
Net expenses (c)	0.06%(d)	0.08%	0.06%	0.06%	0.09%(d)
Net investment income (loss)	2.23%(d)	2.37%	1.98%	1.88%	1.33%(d)
Portfolio turnover rate (e)	65%(f)	99%	194%	62%(g)	16%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
(g)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.13)	0.08	0.31	0.15	0.04
Net realized and unrealized gain (loss)	(0.29)	2.25	0.09	(0.71)	(0.83)
Total from investment operations	(0.42)	2.33	0.40	(0.56)	(0.79)
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.11)	(0.16)	(0.04)
Net realized gains	—	(0.14)	—	—	—
Total distributions	—	(0.40)	(0.11)	(0.16)	(0.04)
Net asset value, end of period	$10.25	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (b)	(3.94)%	26.68%	4.75%	(6.17)%	(7.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,542	$ 927	$1,564	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (c)	0.74%(d)	0.53%	0.58%	0.70%	1.17%(d)
Net expenses (c)	0.65%(d)	0.44%	0.42%	0.32%	0.60%(d)
Net investment income (loss)	(0.65)%(d)	0.79%	3.51%	1.64%	1.55%(d)
Portfolio turnover rate (e)	3%(f)	2%	8%	3%	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$10.67	$ 8.74	$ 8.45	$ 9.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.21	0.17	0.18	0.05
Net realized and unrealized gain (loss)	(0.41)	2.14	0.25	(0.72)	(0.83)
Total from investment operations	(0.41)	2.35	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	—	(0.14)	—	—	—
Total distributions	—	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$10.26	$10.67	$ 8.74	$ 8.45	$ 9.17
Total return (c)	(3.84)%	27.00%	5.02%	(5.94)%	(7.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 980	$ 999	$ 501	$ 42	$ 46
Ratios to Average Net Assets:
Total expenses (d)	0.48%(e)	0.23%	0.32%	0.45%	0.92%(e)
Net expenses (d)	0.40%(e)	0.15%	0.16%	0.06%	0.35%(e)
Net investment income (loss)	(0.40)%(e)	2.12%	2.01%	1.89%	1.81%(e)
Portfolio turnover rate (f)	3%(g)	2%	8%	3%	0%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.68	$ 8.74	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.32	0.20	0.24	0.05
Net realized and unrealized gain (loss)	(0.37)	2.04	0.22	(0.78)	(0.83)
Total from investment operations	(0.39)	2.36	0.42	(0.54)	(0.78)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.13)	(0.18)	(0.05)
Net realized gains	—	(0.14)	—	—	—
Total distributions	—	(0.42)	(0.13)	(0.18)	(0.05)
Net asset value, end of period	$ 10.29	$ 10.68	$ 8.74	$ 8.45	$ 9.17
Total return (b)	(3.65)%	27.11%	5.02%	(5.94)%	(7.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$460,347	$456,567	$222,297	$57,219	$40,800
Ratios to Average Net Assets:
Total expenses (c)	0.17%(d)	0.18%	0.23%	0.45%	0.73%(d)
Net expenses (c)	0.09%(d)	0.10%	0.07%	0.06%	0.15%(d)
Net investment income (loss)	(0.09)%(d)	3.16%	2.28%	2.59%	2.00%(d)
Portfolio turnover rate (e)	3%(f)	2%	8%	3%	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Ratio does not include the expenses of the corresponding Portfolio.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.53	0.07	0.05
Net realized and unrealized gain (loss)	0.73	1.37	1.41	(0.69)
Total from investment operations	0.71	1.90	1.48	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.11)	(0.06)
Net realized gains	—	(0.37)	(0.00)(b)	—
Total distributions	—	(0.62)	(0.11)	(0.06)
Net asset value, end of period	$12.66	$11.95	$10.67	$ 9.30
Total return (c)	5.94%	17.87%	15.67%	(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,943	$ 988	$ 114	$ 97
Ratios to Average Net Assets:
Total expenses (d)	1.04%(e)	1.10%	2.48%	5.08%(e)
Net expenses (d)	0.32%(e)	0.35%	0.30%	0.30%(e)
Net investment income (loss)	(0.32)%(e)	4.60%	0.69%	2.55%(e)
Portfolio turnover rate (f)	11%(g)	21%	21%	8%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 10/16/15* - 12/31/15
Net asset value, beginning of period	$11.95	$10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.40	0.14	0.06
Net realized and unrealized gain (loss)	0.74	1.53	1.37	(0.70)
Total from investment operations	0.73	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.14)	(0.06)
Net realized gains	—	(0.37)	(0.00)(b)	—
Total distributions	—	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$12.68	$11.95	$10.67	$ 9.30
Total return (c)	6.11%	18.16%	15.96%	(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,519	$4,135	$ 297	$ 97
Ratios to Average Net Assets:
Total expenses (d)	0.81%(e)	0.90%	2.22%	4.83%(e)
Net expenses (d)	0.09%(e)	0.11%	0.05%	0.05%(e)
Net investment income (loss)	(0.09)%(e)	3.42%	1.42%	2.80%(e)
Portfolio turnover rate (f)	11%(g)	21%	21%	8%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 11.95	$ 10.67	$ 9.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.15	0.15	0.06
Net realized and unrealized gain (loss)	0.73	1.78	1.36	(0.70)
Total from investment operations	0.73	1.93	1.51	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.14)	(0.06)
Net realized gains	—	(0.37)	(0.00)(b)	—
Total distributions	—	(0.65)	(0.14)	(0.06)
Net asset value, end of period	$ 12.68	$ 11.95	$ 10.67	$ 9.30
Total return (c)	6.11%	18.16%	16.21%	(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,039	$18,750	$14,098	$3,930
Ratios to Average Net Assets:
Total expenses (d)	0.77%(e)	0.96%	2.21%	4.71%(e)
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.05%(e)
Net investment income (loss)	(0.05)%(e)	1.29%	1.51%	1.49%(e)
Portfolio turnover rate (f)	11%(g)	21%	21%	8%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
U.S. Treasury Obligations	36.7%
U.S. Government Agency Obligations	29.8
Corporate Bonds & Notes	24.9
Foreign Government Obligations	3.9
Mortgage-Backed Securities	1.1
Asset-Backed Securities	0.6
Municipal Bonds & Notes	0.5
Short-Term Investment	3.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Banks	5.7%
Oil & Gas	1.6
Electric	1.6
Pharmaceuticals	1.4
Telecommunications	1.2
TOTAL	11.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global Equity ex-U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	93.8%
Rights	0.0 *
Short-Term Investments	3.6
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Banks	13.7%
Oil & Gas	6.3
Pharmaceuticals	5.5
Insurance	4.8
Telecommunications	3.7
TOTAL	34.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	103.4%
Rights	0.0 *
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(7.4)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Real Estate Investment Trusts	9.2%
Banks	7.0
Software	6.6
Commercial Services	6.0
Retail	3.7
TOTAL	32.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$ 25,000	$ 25,156
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	95,619
WPP Finance 2010 3.63%, 9/7/2022	25,000	24,368
		145,143
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	32,966
2.80%, 3/1/2023	25,000	24,474
3.25%, 3/1/2028	25,000	24,389
3.38%, 6/15/2046	25,000	22,583
3.55%, 3/1/2038	165,000	158,933
3.65%, 3/1/2047	100,000	94,514
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	50,656
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	23,945
2.38%, 11/15/2024	250,000	234,585
2.88%, 5/11/2020	100,000	99,900
Harris Corp.:
3.83%, 4/27/2025	50,000	49,053
4.40%, 6/15/2028	100,000	100,785
L3 Technologies, Inc.:
3.85%, 6/15/2023	70,000	69,860
3.85%, 12/15/2026	50,000	48,213
4.95%, 2/15/2021	25,000	25,719
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	296,118
3.55%, 1/15/2026	100,000	98,410
3.60%, 3/1/2035	50,000	46,686
4.70%, 5/15/2046	110,000	116,416
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	144,610
2.93%, 1/15/2025	150,000	142,395
3.25%, 8/1/2023	200,000	197,960
3.25%, 1/15/2028	150,000	141,211
4.03%, 10/15/2047	200,000	187,210
4.75%, 6/1/2043	25,000	26,106
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,108
4.20%, 12/15/2044	25,000	26,064
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	195,016
3.50%, 3/15/2027	136,000	129,475
4.35%, 4/15/2047	100,000	95,595
United Technologies Corp.:
1.90%, 5/4/2020	300,000	294,138
1.95%, 11/1/2021	150,000	143,583
2.65%, 11/1/2026	50,000	45,104
2.80%, 5/4/2024	250,000	237,260
Security Description	Principal Amount	Value
3.13%, 5/4/2027	$ 200,000	$ 186,116
4.50%, 6/1/2042	250,000	246,160
6.13%, 7/15/2038	50,000	58,692
		4,140,008
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,085
2.85%, 8/9/2022	200,000	195,594
3.88%, 9/16/2046	100,000	88,046
4.00%, 1/31/2024	25,000	25,314
4.50%, 5/2/2043	25,000	24,063
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	50,000	46,489
4.02%, 4/16/2043	50,000	48,724
BAT Capital Corp.:
2.76%, 8/15/2022 (b)	300,000	287,646
3.22%, 8/15/2024 (b)	50,000	47,377
3.56%, 8/15/2027 (b)	100,000	93,123
4.39%, 8/15/2037 (b)	285,000	266,714
4.54%, 8/15/2047 (b)	105,000	98,223
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	30,000	28,221
Philip Morris International, Inc.:
2.00%, 2/21/2020	150,000	147,633
2.13%, 5/10/2023	75,000	70,308
2.63%, 2/18/2022	25,000	24,371
2.75%, 2/25/2026	125,000	116,157
3.13%, 3/2/2028	200,000	189,368
4.13%, 3/4/2043	25,000	23,184
4.50%, 3/26/2020	25,000	25,599
4.50%, 3/20/2042	50,000	49,088
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	50,320
5.70%, 8/15/2035	25,000	26,895
5.85%, 8/15/2045	175,000	191,692
		2,313,234
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	20,100	19,638
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	100,000	95,629
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	244,668
2.88%, 3/13/2020	100,000	99,435
3.63%, 3/15/2022	250,000	247,115
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	24,905
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	48,681	45,942
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	115,000	111,081
		888,413

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	$ 50,000	$ 45,503
3.88%, 11/1/2045	30,000	29,039
		74,542
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,459
Series MTN, 2.00%, 11/13/2019	250,000	247,143
Series MTN, 2.25%, 8/15/2019	25,000	24,856
Series MTN, 2.45%, 9/24/2020	75,000	74,014
Series MTN, 2.90%, 2/16/2024	50,000	48,421
Ford Motor Co.:
4.35%, 12/8/2026	100,000	97,892
4.75%, 1/15/2043	50,000	43,226
5.29%, 12/8/2046	100,000	92,649
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	250,000	243,465
2.68%, 1/9/2020	300,000	297,228
2.98%, 8/3/2022	200,000	192,318
3.10%, 5/4/2023	100,000	95,336
3.34%, 3/18/2021	150,000	148,590
3.82%, 11/2/2027	250,000	231,525
Series GMTN, 4.39%, 1/8/2026	100,000	98,300
General Motors Co.:
5.15%, 4/1/2038	200,000	189,778
6.60%, 4/1/2036	100,000	109,223
6.75%, 4/1/2046	25,000	27,543
General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	34,945
3.15%, 6/30/2022	250,000	242,822
3.20%, 7/13/2020	25,000	24,864
3.20%, 7/6/2021	100,000	98,558
3.45%, 1/14/2022	50,000	49,336
3.70%, 5/9/2023	100,000	98,210
3.95%, 4/13/2024	150,000	146,880
4.00%, 1/15/2025	35,000	34,075
4.15%, 6/19/2023	200,000	200,088
4.35%, 1/17/2027	185,000	179,431
5.25%, 3/1/2026	100,000	103,409
PACCAR Financial Corp.:
Series MTN, 2.30%, 8/10/2022	50,000	48,292
Series MTN, 3.10%, 5/10/2021	40,000	40,079
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,300
Series GMTN, 1.90%, 4/8/2021	275,000	266,538
Series GMTN, 2.80%, 7/13/2022	25,000	24,572
Series GMTN, 3.05%, 1/11/2028	50,000	47,443
Series MTN, 2.15%, 9/8/2022	50,000	47,739
Series MTN, 2.90%, 4/17/2024	50,000	48,433
Series MTN, 2.95%, 4/13/2021	50,000	49,808
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$ 100,000	$ 98,882
		4,268,670
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	24,958
4.40%, 10/1/2046	30,000	27,984
Lear Corp. 5.25%, 1/15/2025	20,000	20,550
		73,492
BANKS — 5.7%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	242,007
Series MTN, 2.30%, 6/1/2021	100,000	97,174
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	24,784
Banco Santander SA:
3.13%, 2/23/2023	200,000	189,702
4.38%, 4/12/2028	200,000	190,898
Bank of America Corp.:
6.11%, 1/29/2037	75,000	86,286
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	247,245
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	93,129
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	227,556
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	360,000	339,293
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	194,062
Series GMTN, 2.63%, 4/19/2021	600,000	589,356
Series GMTN, 3.50%, 4/19/2026	130,000	125,718
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	250,000	244,990
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	238,755
Series L, 3.95%, 4/21/2025	50,000	48,964
Series MTN, 2.50%, 10/21/2022	50,000	47,893
Series MTN, 3.25%, 10/21/2027	400,000	372,712
Series MTN, 4.00%, 4/1/2024	50,000	50,452
Series MTN, 4.13%, 1/22/2024	25,000	25,401
Series MTN, 4.20%, 8/26/2024	50,000	50,247
Series MTN, 4.88%, 4/1/2044	50,000	52,304
Series MTN, 5.00%, 1/21/2044	100,000	105,842
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	200,000	200,078

18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	$ 500,000	$ 476,830
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	200,000	196,634
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	147,003
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	59,755
Series MTN, 1.90%, 8/27/2021	300,000	287,418
Series MTN, 2.55%, 11/6/2022	30,000	28,945
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	325,000	321,097
Series G, 3.00%, 2/24/2025	100,000	96,385
Series MTN, 2.05%, 5/3/2021	50,000	48,442
Series MTN, 2.20%, 8/16/2023	200,000	187,692
Series MTN, 2.60%, 2/7/2022	275,000	268,958
Series MTN, 3.25%, 5/16/2027	100,000	96,423
Series MTN, 3.30%, 8/23/2029	250,000	232,567
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	98,119
2.70%, 3/7/2022	100,000	97,700
3 Month USD LIBOR + 1.65%, 4.65%, 10/12/2022 (c)	250,000	226,347
Series BKNT, 2.45%, 3/22/2021	200,000	195,582
Series BKNT, 2.50%, 1/8/2021	250,000	245,457
Barclays Bank PLC 5.14%, 10/14/2020	100,000	102,410
Barclays PLC:
2.65%, 1/11/2021	200,000	195,488
3.20%, 8/10/2021	200,000	195,992
3.68%, 1/10/2023	200,000	194,458
4.38%, 1/12/2026	50,000	48,644
5.25%, 8/17/2045	25,000	24,368
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	198,110
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	268,106
Series MTN, 2.63%, 6/29/2020	50,000	49,478
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	103,918
Series MTN, 4.25%, 10/15/2024	250,000	246,505
BPCE SA Series MTN, 2.50%, 7/15/2019	100,000	99,393
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	246,315
3.63%, 9/16/2025	25,000	24,619
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	48,351
2.70%, 2/2/2021	85,000	83,679
Capital One Financial Corp.:
2.50%, 5/12/2020	500,000	492,485
Security Description	Principal Amount	Value
3.30%, 10/30/2024	$ 100,000	$ 95,389
3.75%, 7/28/2026	125,000	116,256
Capital One NA:
Series BKNT, 1.85%, 9/13/2019	250,000	246,362
Series BKNT, 2.95%, 7/23/2021	75,000	73,680
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	250,000	244,813
Series BKNT, 2.13%, 10/20/2020	275,000	267,787
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	48,313
2.45%, 1/10/2020	300,000	296,676
2.70%, 3/30/2021	175,000	171,589
2.70%, 10/27/2022	250,000	240,107
2.75%, 4/25/2022	300,000	290,310
2.90%, 12/8/2021	250,000	244,872
3.20%, 10/21/2026	300,000	278,889
3.75%, 6/16/2024	25,000	24,803
4.13%, 7/25/2028	70,000	67,035
4.30%, 11/20/2026	50,000	48,929
4.40%, 6/10/2025	250,000	249,057
4.45%, 9/29/2027	150,000	147,414
4.65%, 7/30/2045	25,000	24,875
5.30%, 5/6/2044	50,000	51,447
6.68%, 9/13/2043	175,000	211,902
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	96,432
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	95,229
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	242,227
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	142,426
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	234,547
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	243,500
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	97,999
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	240,692
3.88%, 2/8/2022	50,000	50,689
4.38%, 8/4/2025	250,000	245,177
4.50%, 1/11/2021	50,000	51,413
5.75%, 12/1/2043	50,000	55,803
Series GMTN, 2.50%, 1/19/2021	300,000	294,081
Credit Suisse AG 5.30%, 8/13/2019	100,000	102,595
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	300,000	296,688
3.13%, 12/10/2020	450,000	446,872

19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 6/9/2023	$ 150,000	$ 148,329
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	267,806
2.95%, 8/20/2020	50,000	48,581
3.30%, 11/16/2022	250,000	234,375
3.70%, 5/30/2024	50,000	46,413
4.25%, 10/14/2021	200,000	197,044
Discover Bank:
3.35%, 2/6/2023	250,000	243,870
3.45%, 7/27/2026	25,000	23,206
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	98,684
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	48,698
Series BKNT, 3.85%, 3/15/2026	225,000	221,220
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	350,000	346,122
2.35%, 11/15/2021	175,000	168,472
2.55%, 10/23/2019	25,000	24,849
2.60%, 12/27/2020	250,000	245,610
2.63%, 4/25/2021	150,000	146,659
2.75%, 9/15/2020	250,000	247,222
2.88%, 2/25/2021	25,000	24,660
3.00%, 4/26/2022	250,000	244,130
3.50%, 1/23/2025	50,000	48,281
3.50%, 11/16/2026	250,000	235,212
3.63%, 1/22/2023	25,000	24,852
3.75%, 2/25/2026	50,000	48,475
4.00%, 3/3/2024	50,000	50,075
4.75%, 10/21/2045	50,000	49,407
5.15%, 5/22/2045	250,000	247,905
5.95%, 1/15/2027	50,000	54,427
6.25%, 2/1/2041	200,000	234,226
6.75%, 10/1/2037	150,000	177,826
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	240,965
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	181,946
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	336,816
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	237,192
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	275,000	268,504
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	308,574
Series MTN, 4.80%, 7/8/2044	50,000	49,858
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	314,619
2.95%, 5/25/2021	250,000	246,452
3.40%, 3/8/2021	275,000	274,763
3.60%, 5/25/2023	250,000	247,602
4.30%, 3/8/2026	250,000	251,002
5.10%, 4/5/2021	50,000	52,239
5.25%, 3/14/2044	200,000	203,300
6.50%, 9/15/2037	200,000	234,598
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	$ 250,000	$ 243,145
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	241,170
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,002
4.00%, 5/15/2025	100,000	100,379
Industrial & Commercial Bank of China, Ltd. Series MTN, 3.23%, 11/13/2019	50,000	49,885
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	48,989
JPMorgan Chase & Co.:
2.20%, 10/22/2019	300,000	297,090
2.25%, 1/23/2020	150,000	148,063
2.40%, 6/7/2021	550,000	535,650
2.55%, 3/1/2021	250,000	245,007
2.70%, 5/18/2023	125,000	119,935
2.95%, 10/1/2026	350,000	325,265
2.97%, 1/15/2023	50,000	48,680
3.38%, 5/1/2023	75,000	73,234
3.88%, 2/1/2024	50,000	50,464
4.13%, 12/15/2026	50,000	49,403
4.25%, 10/1/2027	80,000	79,305
4.85%, 2/1/2044	50,000	52,156
4.95%, 6/1/2045	50,000	50,853
5.40%, 1/6/2042	50,000	55,470
5.50%, 10/15/2040	150,000	168,173
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	74,302
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	327,755
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	175,065
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	96,465
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	200,000	180,042
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	244,107
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	184,462
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	191,382
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	89,861
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	45,595
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	94,586
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	250,000	247,790
Series BKNT, 3 Month USD LIBOR + 0.35%, 3.09%, 4/26/2021 (c)	350,000	349,286
KeyBank NA:

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.30%, 9/14/2022	$ 250,000	$ 238,290
Series MTN, 3.40%, 5/20/2026	25,000	23,768
KeyCorp. Series MTN, 2.90%, 9/15/2020	100,000	99,180
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,532
2.25%, 10/1/2021	50,000	49,109
Series GMTN, 1.75%, 7/27/2026	50,000	45,432
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	194,706
3.75%, 1/11/2027	300,000	283,896
4.34%, 1/9/2048	200,000	171,652
4.65%, 3/24/2026	100,000	98,478
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	190,466
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	250,000	246,015
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	48,075
2.67%, 7/25/2022	300,000	289,389
2.76%, 9/13/2026	25,000	22,984
3.00%, 2/22/2022	50,000	49,087
3.29%, 7/25/2027	50,000	47,617
3.46%, 3/2/2023	50,000	49,544
3.68%, 2/22/2027	50,000	49,120
3.78%, 3/2/2025	50,000	49,824
3.85%, 3/1/2026	25,000	24,888
3.96%, 3/2/2028	50,000	50,205
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	195,172
4.02%, 3/5/2028	200,000	200,496
Morgan Stanley:
2.75%, 5/19/2022	450,000	436,324
2.80%, 6/16/2020	350,000	347,123
3.63%, 1/20/2027	100,000	96,207
3.95%, 4/23/2027	25,000	23,868
4.30%, 1/27/2045	50,000	47,254
4.38%, 1/22/2047	100,000	95,329
6.38%, 7/24/2042	65,000	79,585
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	95,051
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	92,180
Series GMTN, 2.38%, 7/23/2019	50,000	49,730
Series GMTN, 2.50%, 4/21/2021	225,000	219,672
Series GMTN, 3.13%, 1/23/2023	300,000	292,572
Series GMTN, 3.75%, 2/25/2023	50,000	50,067
Series GMTN, 3.88%, 1/27/2026	125,000	123,032
Security Description	Principal Amount	Value
Series GMTN, 4.00%, 7/23/2025	$ 500,000	$ 498,470
Series GMTN, 4.35%, 9/8/2026	50,000	49,335
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	250,000	241,060
Series MTN, 2.63%, 11/17/2021	250,000	243,160
Series MTN, 3.13%, 7/27/2026	225,000	209,412
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	24,612
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,250
1.88%, 7/12/2021	250,000	238,817
2.50%, 7/12/2026	50,000	45,235
2.88%, 4/12/2023	250,000	241,770
Northern Trust Corp. 3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	59,053
PNC Bank NA:
3.25%, 1/22/2028	250,000	239,125
Series BKNT, 2.15%, 4/29/2021	250,000	242,607
Series BKNT, 2.40%, 10/18/2019	200,000	198,638
Series BKNT, 2.63%, 2/17/2022	250,000	243,697
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	95,120
3.30%, 3/8/2022	50,000	49,808
3.90%, 4/29/2024	50,000	50,087
Regions Bank 2.75%, 4/1/2021	250,000	245,897
Regions Financial Corp. 3.20%, 2/8/2021	25,000	24,883
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	246,012
2.30%, 3/22/2021	125,000	122,469
Series GMTN, 2.13%, 3/2/2020	100,000	98,514
Series GMTN, 2.50%, 1/19/2021	100,000	98,216
Series GMTN, 3.20%, 4/30/2021	75,000	74,972
Series GMTN, 4.65%, 1/27/2026	100,000	101,578
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	72,911
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	242,337
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	48,349
3.70%, 3/28/2022	60,000	59,150
4.40%, 7/13/2027	50,000	47,843
4.50%, 7/17/2025	50,000	49,094
Santander UK Group Holdings PLC:

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 10/16/2020	$ 100,000	$ 98,747
3.57%, 1/10/2023	250,000	242,838
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	183,724
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	47,804
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	67,689
2.78%, 7/12/2022	350,000	338,789
2.78%, 10/18/2022	100,000	96,619
2.85%, 1/11/2022	250,000	243,560
2.93%, 3/9/2021	100,000	98,821
3.01%, 10/19/2026	50,000	46,823
3.10%, 1/17/2023	200,000	195,488
3.36%, 7/12/2027	50,000	47,907
3.78%, 3/9/2026	30,000	29,757
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	49,367
Series BKNT, 2.45%, 8/1/2022	50,000	48,119
Series BKNT, 3.00%, 2/2/2023	100,000	97,819
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	48,674
4.00%, 5/1/2025	100,000	100,501
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	163,536
Series GMTN, 2.40%, 10/1/2020	75,000	73,639
Synchrony Bank 3.00%, 6/15/2022	250,000	240,678
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,363
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	320,232
Series GMTN, 2.50%, 12/14/2020	50,000	49,196
Series GMTN, 2.55%, 1/25/2021	100,000	98,459
Series MTN, 3.25%, 6/11/2021	100,000	100,098
UBS AG Series GMTN, 2.35%, 3/26/2020	100,000	98,862
US Bancorp:
Series MTN, 2.35%, 1/29/2021	100,000	98,074
Series MTN, 3.10%, 4/27/2026	50,000	47,238
Series MTN, 3.60%, 9/11/2024	25,000	24,732
Series V, 2.63%, 1/24/2022	300,000	293,781
US Bank NA Series BKNT, 3.15%, 4/26/2021	350,000	350,430
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	288,162
2.50%, 3/4/2021	50,000	48,898
3.00%, 4/22/2026	250,000	229,570
3.00%, 10/23/2026	250,000	230,867
3.07%, 1/24/2023	250,000	242,947
Security Description	Principal Amount	Value
4.13%, 8/15/2023	$ 25,000	$ 25,123
4.48%, 1/16/2024	25,000	25,511
5.38%, 11/2/2043	150,000	156,123
5.61%, 1/15/2044	325,000	348,250
Series GMTN, 4.30%, 7/22/2027	50,000	49,314
Series GMTN, 4.90%, 11/17/2045	150,000	149,130
Series MTN, 2.63%, 7/22/2022	365,000	351,035
Series MTN, 3.00%, 1/22/2021	50,000	49,625
Series MTN, 3.30%, 9/9/2024	150,000	145,078
Series MTN, 3.55%, 9/29/2025	50,000	48,585
Series MTN, 4.75%, 12/7/2046	150,000	144,782
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	334,796
Wells Fargo Bank NA:
Series BKNT, 2.15%, 12/6/2019	300,000	296,541
Series BKNT, 2.60%, 1/15/2021	250,000	246,035
Wells Fargo Capital 5.95%, 12/1/2086	25,000	26,902
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	196,922
2.65%, 1/25/2021	100,000	98,565
2.80%, 1/11/2022	100,000	97,774
2.85%, 5/13/2026	50,000	46,358
3.05%, 5/15/2020	100,000	99,886
3.35%, 3/8/2027	150,000	143,661
3.40%, 1/25/2028	100,000	95,657
3.65%, 5/15/2023	100,000	99,967
		47,060,306
BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	455,000	448,525
3.30%, 2/1/2023	350,000	347,011
3.65%, 2/1/2026	250,000	244,795
4.70%, 2/1/2036	425,000	430,100
4.90%, 2/1/2046	475,000	488,580
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	48,304
3.50%, 1/12/2024	100,000	99,447
3.75%, 1/15/2022	200,000	202,906
3.75%, 7/15/2042	50,000	43,930
4.00%, 4/13/2028	80,000	79,774
4.38%, 4/15/2038	215,000	209,158
4.60%, 4/15/2048	35,000	34,461
4.75%, 4/15/2058	25,000	24,563
4.95%, 1/15/2042	250,000	260,310
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	49,680
4.00%, 4/15/2038	50,000	49,834
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	191,308

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 5/25/2022	$ 200,000	$ 194,122
2.25%, 9/1/2026	25,000	22,636
2.88%, 10/27/2025	25,000	23,970
3.20%, 11/1/2023	25,000	24,967
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	244,105
2.70%, 5/9/2022	50,000	48,372
3.75%, 5/1/2021	5,000	5,047
3.88%, 11/15/2019	5,000	5,053
4.25%, 5/1/2023	25,000	25,390
4.50%, 5/9/2047	50,000	47,817
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	72,565
3.88%, 5/18/2028	200,000	201,684
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	25,543
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	50,000	47,803
Maple Escrow Subsidiary, Inc.:
4.06%, 5/25/2023 (b)	50,000	50,176
5.09%, 5/25/2048 (b)	25,000	25,190
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	239,720
2.25%, 3/15/2020	50,000	49,196
3.00%, 7/15/2026	50,000	45,493
4.20%, 7/15/2046	30,000	26,861
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	143,545
1.85%, 4/30/2020	25,000	24,560
2.00%, 4/15/2021	250,000	243,470
2.15%, 10/14/2020	50,000	49,183
2.25%, 5/2/2022	300,000	290,316
2.85%, 2/24/2026	85,000	80,815
3.45%, 10/6/2046	150,000	133,965
3.60%, 3/1/2024	25,000	25,281
4.45%, 4/14/2046	75,000	78,724
4.60%, 7/17/2045	25,000	26,927
		5,775,182
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	191,224
2.65%, 5/11/2022	150,000	145,497
3.20%, 11/2/2027	250,000	234,100
3.63%, 5/22/2024	100,000	99,565
4.40%, 5/1/2045	50,000	47,794
4.56%, 6/15/2048	200,000	195,890
4.66%, 6/15/2051	225,000	222,332
6.38%, 6/1/2037	50,000	59,888
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	24,715
4.00%, 6/23/2025	25,000	24,474
Biogen, Inc.:
2.90%, 9/15/2020	25,000	24,867
4.05%, 9/15/2025	50,000	50,224
5.20%, 9/15/2045	25,000	26,445
Celgene Corp.:
2.88%, 8/15/2020	225,000	223,177
Security Description	Principal Amount	Value
2.88%, 2/19/2021	$ 25,000	$ 24,739
3.25%, 2/20/2023	50,000	48,835
3.63%, 5/15/2024	25,000	24,400
3.88%, 8/15/2025	25,000	24,306
3.90%, 2/20/2028	100,000	94,974
4.35%, 11/15/2047	225,000	198,538
4.55%, 2/20/2048	100,000	91,199
4.63%, 5/15/2044	50,000	46,450
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,774
2.55%, 9/1/2020	250,000	246,972
2.95%, 3/1/2027	25,000	23,373
3.25%, 9/1/2022	250,000	248,402
3.65%, 3/1/2026	85,000	83,919
4.15%, 3/1/2047	120,000	114,684
4.40%, 12/1/2021	25,000	25,840
4.50%, 2/1/2045	25,000	24,985
4.60%, 9/1/2035	100,000	102,963
4.75%, 3/1/2046	175,000	180,766
4.80%, 4/1/2044	25,000	25,959
		3,206,270
BUILDING MATERIALS — 0.1%
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	308,569
3.63%, 7/2/2024 (d)	25,000	24,643
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	86,350
Masco Corp.:
3.50%, 4/1/2021	30,000	29,945
4.38%, 4/1/2026	170,000	169,237
Owens Corning 4.30%, 7/15/2047	100,000	82,159
Vulcan Materials Co. 4.70%, 3/1/2048 (b)	100,000	93,606
		794,509
CHEMICALS — 0.4%
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,296
5.88%, 6/15/2021	10,000	10,599
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	267,899
4.25%, 11/15/2020	25,000	25,549
4.25%, 10/1/2034	50,000	48,299
4.38%, 11/15/2042	50,000	47,315
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	24,749
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	183,000	180,409
3.63%, 1/15/2021	25,000	25,290
4.63%, 1/15/2020	50,000	51,330
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	24,860
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	235,005

23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
LyondellBasell Industries NV:
4.63%, 2/26/2055	$ 25,000	$ 23,118
5.75%, 4/15/2024	100,000	108,007
Monsanto Co.:
2.13%, 7/15/2019	200,000	198,046
2.75%, 7/15/2021	50,000	48,862
4.70%, 7/15/2064	25,000	21,941
Mosaic Co.:
3.25%, 11/15/2022	250,000	243,633
4.05%, 11/15/2027	250,000	238,652
5.63%, 11/15/2043	25,000	25,153
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	45,928
4.00%, 12/15/2026	50,000	48,302
4.13%, 3/15/2035	25,000	23,265
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	24,786
Praxair, Inc.:
3.20%, 1/30/2026	25,000	24,443
3.55%, 11/7/2042	25,000	23,431
RPM International, Inc.:
3.75%, 3/15/2027	50,000	47,766
4.25%, 1/15/2048	200,000	180,826
5.25%, 6/1/2045	25,000	26,384
Sherwin-Williams Co.:
2.25%, 5/15/2020	300,000	295,371
2.75%, 6/1/2022	200,000	193,732
3.45%, 6/1/2027	30,000	28,399
4.50%, 6/1/2047	150,000	143,455
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	138,382
5.00%, 8/15/2046	100,000	101,154
		3,204,636
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,729
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	144,537
2.70%, 11/1/2026	150,000	138,919
4.35%, 12/8/2021	20,000	20,658
Equifax, Inc. 3.95%, 6/15/2023	40,000	39,720
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	101,561
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	51,736
Moody's Corp.:
2.63%, 1/15/2023	250,000	239,112
2.75%, 7/15/2019	50,000	49,874
2.75%, 12/15/2021	200,000	195,426
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	143,542
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	200,117
Security Description	Principal Amount	Value
S&P Global, Inc.:
3.30%, 8/14/2020	$ 50,000	$ 50,083
4.50%, 5/15/2048	50,000	50,623
Total System Services, Inc. 4.45%, 6/1/2028	100,000	99,721
University of Southern California 3.03%, 10/1/2039	25,000	22,739
Western Union Co. 4.25%, 6/9/2023	100,000	99,764
		1,667,861
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 2/7/2020	25,000	24,543
1.55%, 8/4/2021	50,000	47,937
1.80%, 11/13/2019	250,000	247,315
2.00%, 11/13/2020	300,000	294,348
2.25%, 2/23/2021	200,000	196,398
2.40%, 1/13/2023	200,000	193,302
2.40%, 5/3/2023	25,000	24,075
2.45%, 8/4/2026	200,000	183,674
2.50%, 2/9/2022	100,000	98,073
2.75%, 1/13/2025	200,000	191,044
2.85%, 5/6/2021	25,000	24,940
2.85%, 2/23/2023	250,000	246,195
2.85%, 5/11/2024	200,000	193,496
3.00%, 2/9/2024	100,000	97,991
3.00%, 11/13/2027	100,000	94,968
3.20%, 5/11/2027	250,000	241,197
3.25%, 2/23/2026	150,000	146,298
3.75%, 9/12/2047	150,000	140,823
3.75%, 11/13/2047	200,000	188,288
3.85%, 5/4/2043	25,000	23,912
3.85%, 8/4/2046	150,000	142,681
4.38%, 5/13/2045	75,000	77,189
4.50%, 2/23/2036	100,000	107,451
4.65%, 2/23/2046	75,000	80,707
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	50,000	50,733
5.45%, 6/15/2023 (b)	325,000	340,086
6.02%, 6/15/2026 (b)	20,000	21,016
8.35%, 7/15/2046 (b)	270,000	325,779
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	211,090
4.40%, 10/15/2022	200,000	205,116
4.90%, 10/15/2025	70,000	71,471
6.20%, 10/15/2035	10,000	10,213
6.35%, 10/15/2045	10,000	9,929
HP, Inc. 4.05%, 9/15/2022	25,000	25,347
IBM Credit LLC 2.20%, 9/8/2022	100,000	95,622
International Business Machines Corp.:
1.90%, 1/27/2020	500,000	492,940
2.25%, 2/19/2021	200,000	195,900
2.88%, 11/9/2022	100,000	98,161

24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 2/12/2024	$ 50,000	$ 50,426
4.70%, 2/19/2046	25,000	27,275
5.88%, 11/29/2032	25,000	30,383
Seagate HDD Cayman:
4.25%, 3/1/2022	150,000	148,027
4.75%, 6/1/2023	50,000	49,468
		5,765,827
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	29,029
Series MTN, 3.70%, 8/1/2047	55,000	51,420
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	98,333
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	96,167
1.85%, 2/2/2021	50,000	48,696
1.90%, 10/23/2020	250,000	244,865
2.15%, 8/11/2022	150,000	144,855
2.45%, 11/3/2026	150,000	138,533
3.50%, 10/25/2047	100,000	91,651
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	95,041
2.00%, 7/28/2026	100,000	89,164
2.60%, 5/5/2024	250,000	239,215
2.90%, 5/5/2027	150,000	142,171
3.10%, 7/30/2025	50,000	48,760
		1,557,900
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	51,465
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	146,794
3.65%, 7/21/2027	150,000	136,696
3.95%, 2/1/2022	150,000	149,446
4.50%, 5/15/2021	300,000	305,053
Air Lease Corp.:
2.75%, 1/15/2023	50,000	47,558
3.00%, 9/15/2023	25,000	23,689
3.25%, 3/1/2025	100,000	92,936
3.63%, 4/1/2027	70,000	64,269
3.88%, 7/3/2023	50,000	49,549
4.25%, 9/15/2024	25,000	24,833
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	23,938
5.00%, 4/1/2023	25,000	25,094
5.13%, 3/15/2021	25,000	25,563
5.50%, 2/15/2022	25,000	25,625
6.25%, 12/1/2019	25,000	25,858
7.63%, 4/15/2020	15,000	15,863
Security Description	Principal Amount	Value
American Express Co.:
2.20%, 10/30/2020	$ 60,000	$ 58,615
2.50%, 8/1/2022	250,000	239,883
3.00%, 10/30/2024	100,000	95,688
3.40%, 2/27/2023	200,000	197,856
American Express Credit Corp.:
Series GMTN, 2.25%, 8/15/2019	50,000	49,683
Series MTN, 2.25%, 5/5/2021	350,000	340,630
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	49,889
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	54,144
3.50%, 3/18/2024	25,000	25,177
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	47,261
4.70%, 9/20/2047	50,000	47,418
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	97,211
3.20%, 1/25/2028	50,000	47,746
3.45%, 2/13/2026	50,000	49,307
CME Group, Inc. 3.75%, 6/15/2028	100,000	100,893
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	62,914
Discover Financial Services:
3.85%, 11/21/2022	50,000	49,779
4.10%, 2/9/2027	75,000	72,033
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	169,887
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	145,921
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	195,468
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	532,581
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	49,582
3.10%, 9/15/2027	100,000	93,531
3.75%, 12/1/2025	180,000	179,442
Invesco Finance PLC 3.75%, 1/15/2026	50,000	49,461
Jefferies Group LLC 6.50%, 1/20/2043	50,000	51,818
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	44,184
4.85%, 1/15/2027	90,000	87,491
Mastercard, Inc.:
3.50%, 2/26/2028	30,000	29,728
3.95%, 2/26/2048	30,000	30,005
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	96,592
3.40%, 2/7/2028	50,000	48,634
4.02%, 11/1/2032	50,000	50,182

25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	$ 75,000	$ 75,844
Series MTN, 2.90%, 3/15/2021	50,000	49,636
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,109
3.70%, 7/18/2027	50,000	48,486
Synchrony Financial 4.50%, 7/23/2025	50,000	49,125
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	147,262
5.60%, 12/1/2019	25,000	25,879
Visa, Inc.:
2.15%, 9/15/2022	250,000	239,787
2.80%, 12/14/2022	75,000	73,666
3.15%, 12/14/2025	250,000	241,795
3.65%, 9/15/2047	200,000	187,628
4.15%, 12/14/2035	50,000	51,835
4.30%, 12/14/2045	50,000	51,889
		5,995,339
ELECTRIC — 1.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	143,592
3.80%, 10/1/2047	25,000	23,368
AEP Transmission Co. LLC 3.75%, 12/1/2047	100,000	92,655
Alabama Power Co.:
3.85%, 12/1/2042	75,000	71,073
Series A, 4.30%, 7/15/2048	65,000	66,351
Ameren Corp. 3.65%, 2/15/2026	50,000	48,559
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	46,885
3.80%, 5/15/2028	25,000	25,234
4.15%, 3/15/2046	50,000	50,338
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	48,678
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,246
7.00%, 4/1/2038	25,000	33,183
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	23,467
4.35%, 11/15/2045	50,000	51,540
Avangrid, Inc. 3.15%, 12/1/2024	50,000	47,988
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	63,515
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	228,001
2.80%, 1/15/2023	40,000	38,971
3.25%, 4/15/2028	30,000	28,589
3.75%, 11/15/2023	350,000	354,109
4.50%, 2/1/2045	50,000	51,227
5.15%, 11/15/2043	150,000	167,676
Black Hills Corp. 3.15%, 1/15/2027	25,000	23,141
CenterPoint Energy Houston Electric LLC:
Security Description	Principal Amount	Value
3.95%, 3/1/2048	$ 50,000	$ 49,009
Series AA, 3.00%, 2/1/2027	100,000	94,768
Series Z, 2.40%, 9/1/2026	50,000	45,673
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	19,551
CMS Energy Corp. 3.45%, 8/15/2027	50,000	47,729
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	101,766
4.00%, 3/1/2048	125,000	122,252
Series 123, 3.75%, 8/15/2047	150,000	140,425
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	144,883
Series A, 4.15%, 6/1/2045	100,000	101,933
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	46,890
4.45%, 3/15/2044	75,000	76,713
4.50%, 5/15/2058	100,000	100,243
Series 06-B, 6.20%, 6/15/2036	25,000	31,026
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	173,693
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	43,743
4.05%, 5/15/2048	100,000	100,046
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	295,716
4.10%, 4/1/2021 (d)	150,000	152,122
4.70%, 12/1/2044	130,000	131,033
Series B, 2.75%, 1/15/2022	150,000	145,914
Series D, 2.85%, 8/15/2026	25,000	22,713
DTE Electric Co. 3.70%, 6/1/2046	75,000	70,852
DTE Energy Co.:
2.40%, 12/1/2019	25,000	24,724
Series B, 3.30%, 6/15/2022	175,000	172,959
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	143,755
4.25%, 12/15/2041	130,000	132,734
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	192,274
2.65%, 9/1/2026	50,000	45,113
3.15%, 8/15/2027	100,000	93,030
3.75%, 9/1/2046	150,000	132,655
3.95%, 8/15/2047	150,000	137,140
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	240,690
6.40%, 6/15/2038	50,000	64,561
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	26,082
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	98,585
3.60%, 9/15/2047	50,000	45,332
4.20%, 8/15/2045	150,000	150,344
Edison International:
2.95%, 3/15/2023	50,000	48,080
4.13%, 3/15/2028	50,000	49,232

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Emera US Finance L.P. 4.75%, 6/15/2046	$ 130,000	$ 128,153
Enel Chile SA 4.88%, 6/12/2028	50,000	50,406
Entergy Corp.:
2.95%, 9/1/2026	50,000	45,777
4.00%, 7/15/2022	50,000	50,653
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	22,794
3.25%, 4/1/2028	200,000	190,972
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	22,907
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	48,862
Series L, 2.90%, 10/1/2024	250,000	237,390
Exelon Corp.:
3.40%, 4/15/2026	100,000	95,193
3.50%, 6/1/2022	200,000	197,892
3.95%, 6/15/2025	50,000	49,706
5.10%, 6/15/2045	330,000	350,242
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	248,430
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	271,950
Series B, 4.25%, 3/15/2023	10,000	10,148
Series C, 4.85%, 7/15/2047	50,000	51,209
Series C, 7.38%, 11/15/2031	20,000	25,928
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	24,791
3.95%, 3/1/2048	85,000	83,623
4.05%, 10/1/2044	50,000	49,981
4.13%, 6/1/2048	100,000	100,903
Fortis, Inc. 3.06%, 10/4/2026	50,000	45,645
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	46,223
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	46,797
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	24,920
4.20%, 3/15/2048	50,000	49,131
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	145,897
NextEra Energy Capital Holdings, Inc.:
2.80%, 1/15/2023	150,000	145,024
3.55%, 5/1/2027	100,000	96,130
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	23,324
Northern States Power Co. 3.60%, 9/15/2047	50,000	46,160
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	47,980
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047	100,000	95,554
7.50%, 9/1/2038	50,000	70,580
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	44,553
Security Description	Principal Amount	Value
3.25%, 6/15/2023	$ 50,000	$ 47,663
3.30%, 3/15/2027	150,000	135,376
3.95%, 12/1/2047	200,000	170,974
4.75%, 2/15/2044	50,000	47,436
6.05%, 3/1/2034	50,000	53,947
PECO Energy Co. 3.90%, 3/1/2048	125,000	122,974
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	74,129
4.00%, 9/15/2047	250,000	229,002
5.00%, 3/15/2044	50,000	52,700
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	48,810
PSEG Power LLC 3.85%, 6/1/2023	50,000	49,856
Public Service Co. of Colorado:
3.20%, 11/15/2020	25,000	25,060
3.80%, 6/15/2047	150,000	142,830
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	48,512
Series MTN, 3.60%, 12/1/2047	100,000	92,073
Series MTN, 3.65%, 9/1/2042	50,000	46,925
Series MTN, 3.70%, 5/1/2028	50,000	50,250
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	96,242
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	65,000	66,212
5.80%, 3/15/2040	50,000	61,231
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	47,595
Sempra Energy:
2.40%, 2/1/2020	220,000	217,136
2.90%, 2/1/2023	15,000	14,502
3.25%, 6/15/2027	50,000	46,588
3.40%, 2/1/2028	30,000	28,135
3.80%, 2/1/2038	50,000	45,386
4.00%, 2/1/2048	30,000	26,998
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,197
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	45,477
4.50%, 6/1/2064	35,000	31,976
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	178,218
4.50%, 9/1/2040	25,000	25,111
Series 13-A, 3.90%, 3/15/2043	50,000	45,912
Series B, 3.65%, 3/1/2028	100,000	98,411
Series C, 3.60%, 2/1/2045	50,000	43,564
Series D, 3.40%, 6/1/2023	50,000	49,794
Southern Co.:
1.85%, 7/1/2019	250,000	247,630
2.35%, 7/1/2021	75,000	72,950
3.25%, 7/1/2026	50,000	46,957
4.25%, 7/1/2036	250,000	244,472
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	51,543

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Southern Power Co. Series F, 4.95%, 12/15/2046	$ 150,000	$ 149,790
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	45,849
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	49,054
Tampa Electric Co. 4.30%, 6/15/2048	50,000	49,701
Union Electric Co. 4.00%, 4/1/2048	50,000	49,170
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	49,627
8.88%, 11/15/2038	50,000	77,615
Series B, 2.95%, 11/15/2026	30,000	28,260
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	65,253
3.55%, 6/15/2025	25,000	24,597
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	29,835
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	194,198
4.00%, 6/15/2028	50,000	50,122
		13,275,022
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	49,090
2.63%, 2/15/2023	25,000	24,197
Hubbell, Inc. 3.35%, 3/1/2026	50,000	47,943
		121,230
ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	46,349
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	46,757
3.88%, 1/12/2028	25,000	23,655
Corning, Inc.:
4.38%, 11/15/2057	25,000	21,986
5.75%, 8/15/2040	25,000	28,800
Fortive Corp. 3.15%, 6/15/2026	50,000	46,461
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	147,420
2.50%, 11/1/2026	150,000	138,556
3.35%, 12/1/2023	50,000	50,398
Jabil, Inc. 3.95%, 1/12/2028	25,000	23,874
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	30,194
Trimble, Inc. 4.90%, 6/15/2028	50,000	49,985
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	49,352
		703,787
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	$ 45,000	$ 41,693
3.38%, 11/15/2027	60,000	56,864
3.55%, 6/1/2022	25,000	25,098
3.95%, 5/15/2028	150,000	148,380
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	142,813
3.15%, 11/15/2027	200,000	188,462
3.50%, 5/15/2024	25,000	24,755
3.90%, 3/1/2035	50,000	48,757
		676,822
FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	34,852
3.65%, 3/15/2023	50,000	49,071
3.95%, 3/15/2025	100,000	96,530
4.15%, 3/15/2028	50,000	47,623
4.80%, 3/15/2048	20,000	18,070
General Mills, Inc.:
2.20%, 10/21/2019	25,000	24,727
3.20%, 4/16/2021	10,000	9,951
3.20%, 2/10/2027	100,000	91,570
3.65%, 2/15/2024	50,000	49,302
3.70%, 10/17/2023	20,000	19,789
4.20%, 4/17/2028	25,000	24,435
4.55%, 4/17/2038	10,000	9,567
4.70%, 4/17/2048	20,000	19,036
Hershey Co.:
3.20%, 8/21/2025	25,000	24,388
3.38%, 5/15/2023	50,000	50,075
JM Smucker Co.:
2.20%, 12/6/2019	100,000	98,931
2.50%, 3/15/2020	25,000	24,706
3.38%, 12/15/2027	100,000	92,975
4.25%, 3/15/2035	50,000	47,446
Kellogg Co.:
4.15%, 11/15/2019	25,000	25,349
4.30%, 5/15/2028	100,000	98,719
4.50%, 4/1/2046	100,000	94,623
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	99,233
3.00%, 6/1/2026	150,000	135,307
3.50%, 7/15/2022	50,000	49,405
3.95%, 7/15/2025	50,000	48,706
4.38%, 6/1/2046	50,000	43,314
5.00%, 7/15/2035	250,000	246,623
5.20%, 7/15/2045	200,000	194,914
6.88%, 1/26/2039	50,000	58,922
Kroger Co.:
2.65%, 10/15/2026	50,000	44,457
2.80%, 8/1/2022	200,000	193,884
3.70%, 8/1/2027	35,000	33,429
3.85%, 8/1/2023	75,000	75,409
4.45%, 2/1/2047	100,000	91,741
4.65%, 1/15/2048	100,000	94,453

28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc.:
2.70%, 8/15/2022	$ 200,000	$ 193,020
3.40%, 8/15/2027	250,000	236,485
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	100,894
Sysco Corp.:
3.25%, 7/15/2027	50,000	46,878
3.30%, 7/15/2026	100,000	94,930
3.55%, 3/15/2025	50,000	49,050
3.75%, 10/1/2025	5,000	4,941
4.45%, 3/15/2048	50,000	48,456
4.85%, 10/1/2045	5,000	5,078
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	141,817
4.50%, 6/15/2022	30,000	30,863
4.55%, 6/2/2047	285,000	272,850
		3,686,794
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	186,510
4.50%, 8/1/2024	50,000	49,949
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	24,823
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	33,483
International Paper Co.:
3.00%, 2/15/2027	150,000	135,891
3.65%, 6/15/2024	25,000	24,674
4.35%, 8/15/2048	150,000	135,463
4.40%, 8/15/2047	50,000	45,669
5.00%, 9/15/2035	100,000	101,421
		737,883
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	142,048
4.15%, 1/15/2043	25,000	24,891
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	98,872
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	49,401
3.60%, 12/15/2024	50,000	49,418
4.80%, 11/1/2043	25,000	26,112
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	47,341
NiSource Finance Corp. 4.80%, 2/15/2044	30,000	31,220
NiSource, Inc.:
3.49%, 5/15/2027	50,000	47,894
3.65%, 6/15/2023 (b)	25,000	25,036
4.38%, 5/15/2047	150,000	146,916
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	24,486
Security Description	Principal Amount	Value
3.20%, 6/15/2025	$ 50,000	$ 48,791
3.75%, 9/15/2042	30,000	28,290
5.13%, 11/15/2040	25,000	28,431
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	148,861
5.25%, 8/15/2019	25,000	25,569
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	24,781
		1,018,358
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	49,897
HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.35%, 11/22/2019	50,000	49,707
2.90%, 11/30/2021	50,000	49,217
2.95%, 3/15/2025	75,000	71,053
3.40%, 11/30/2023	50,000	49,343
3.75%, 11/30/2026	150,000	147,367
4.75%, 11/30/2036	250,000	263,223
4.75%, 4/15/2043	25,000	26,109
4.90%, 11/30/2046	50,000	53,828
Baxter International, Inc. 3.50%, 8/15/2046	50,000	42,913
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,628
2.68%, 12/15/2019	44,000	43,688
2.89%, 6/6/2022	235,000	226,610
3.36%, 6/6/2024	50,000	48,013
3.70%, 6/6/2027	250,000	236,850
3.73%, 12/15/2024	50,000	48,828
4.67%, 6/6/2047	210,000	203,967
4.69%, 12/15/2044	25,000	24,213
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	49,440
4.00%, 3/1/2028	150,000	146,715
Covidien International Finance SA 3.20%, 6/15/2022	50,000	49,669
Danaher Corp. 2.40%, 9/15/2020	45,000	44,442
Medtronic, Inc.:
2.50%, 3/15/2020	250,000	248,183
3.15%, 3/15/2022	150,000	148,810
3.50%, 3/15/2025	150,000	148,240
4.38%, 3/15/2035	75,000	77,539
4.63%, 3/15/2045	175,000	185,589
5.55%, 3/15/2040	25,000	29,153
Stryker Corp.:
3.38%, 11/1/2025	25,000	24,066
3.50%, 3/15/2026	25,000	24,279
3.65%, 3/7/2028	50,000	48,788
4.63%, 3/15/2046	25,000	25,485
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	243,335
3.30%, 2/15/2022	50,000	49,739

29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 8/15/2047	$ 350,000	$ 331,334
4.15%, 2/1/2024	25,000	25,403
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	250,000	247,652
3.55%, 4/1/2025	100,000	95,535
		3,847,953
HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	190,680
3.88%, 8/15/2047	100,000	88,883
4.13%, 11/15/2042	25,000	23,127
Anthem, Inc.:
2.25%, 8/15/2019	50,000	49,581
2.50%, 11/21/2020	15,000	14,743
2.95%, 12/1/2022	50,000	48,590
3.30%, 1/15/2023	50,000	48,721
3.35%, 12/1/2024	50,000	48,267
3.50%, 8/15/2024	25,000	24,383
3.65%, 12/1/2027	130,000	123,120
4.10%, 3/1/2028	100,000	97,879
4.38%, 12/1/2047	130,000	120,518
4.55%, 3/1/2048	50,000	47,879
4.65%, 1/15/2043	50,000	48,402
Ascension Health 3.95%, 11/15/2046	150,000	147,526
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	23,666
Cigna Corp. 3.05%, 10/15/2027	50,000	45,001
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	49,109
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	25,265
Humana, Inc.:
2.50%, 12/15/2020	25,000	24,547
2.63%, 10/1/2019	50,000	49,721
2.90%, 12/15/2022	150,000	145,857
4.80%, 3/15/2047	100,000	102,882
4.95%, 10/1/2044	50,000	52,207
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	50,334
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	24,804
3.25%, 9/1/2024	100,000	96,494
4.70%, 2/1/2045	25,000	24,454
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	25,214
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	47,798
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	91,381
Quest Diagnostics, Inc. 4.70%, 3/30/2045	25,000	24,946
Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	$ 200,000	$ 195,266
2.13%, 3/15/2021	150,000	146,221
2.38%, 10/15/2022	100,000	95,995
2.70%, 7/15/2020	105,000	104,385
2.88%, 3/15/2022	25,000	24,654
3.10%, 3/15/2026	50,000	47,760
3.38%, 4/15/2027	100,000	96,884
3.75%, 7/15/2025	5,000	4,999
3.75%, 10/15/2047	50,000	46,077
4.25%, 4/15/2047	100,000	99,537
4.63%, 7/15/2035	200,000	211,104
4.75%, 7/15/2045	230,000	246,571
6.88%, 2/15/2038	25,000	33,212
		3,378,644
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	25,000	24,485
4.00%, 2/15/2020	15,000	15,195
		39,680
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	23,275
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	46,980
3.90%, 5/15/2028	50,000	49,655
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	23,535
3.90%, 5/4/2047	50,000	48,961
		169,131
HOUSEWARES — 0.0% (a)
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	49,549
3.85%, 4/1/2023	50,000	49,258
4.20%, 4/1/2026	50,000	48,330
5.38%, 4/1/2036	150,000	147,916
5.50%, 4/1/2046	50,000	48,955
		344,008
INSURANCE — 0.8%
Aflac, Inc. 3.63%, 6/15/2023	50,000	50,156
Alleghany Corp. 4.90%, 9/15/2044	50,000	50,830
Allstate Corp.:
4.20%, 12/15/2046	50,000	49,104
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	25,720
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,086
4.50%, 6/15/2047	100,000	93,845

30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc.:
2.30%, 7/16/2019	$ 50,000	$ 49,670
3.30%, 3/1/2021	300,000	299,772
3.88%, 1/15/2035	200,000	177,966
3.90%, 4/1/2026	30,000	29,022
4.50%, 7/16/2044	50,000	46,627
4.88%, 6/1/2022	50,000	52,352
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	98,103
Aon PLC:
3.50%, 6/14/2024	50,000	48,751
3.88%, 12/15/2025	150,000	148,023
Assurant, Inc.:
4.20%, 9/27/2023	100,000	100,043
4.90%, 3/27/2028	50,000	49,968
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	92,148
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023 (b)	150,000	148,749
4.35%, 4/20/2028 (b)	150,000	143,386
5.00%, 4/20/2048 (b)	100,000	92,349
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	152,526
2.75%, 3/15/2023	50,000	48,913
3.00%, 2/11/2023	25,000	24,802
3.13%, 3/15/2026	55,000	52,969
4.50%, 2/11/2043	180,000	187,124
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	133,519
4.70%, 6/22/2047	150,000	123,981
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	196,482
2.88%, 11/3/2022	50,000	49,138
3.35%, 5/3/2026	250,000	242,605
4.15%, 3/13/2043	25,000	24,766
4.35%, 11/3/2045	125,000	127,664
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	93,138
4.50%, 3/1/2026	25,000	25,457
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028 (b)	100,000	98,908
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,235
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	96,205
5.13%, 4/15/2022	25,000	26,386
Lincoln National Corp.:
3.80%, 3/1/2028	35,000	33,391
4.00%, 9/1/2023	15,000	15,179
4.35%, 3/1/2048	50,000	46,285
6.30%, 10/9/2037	50,000	59,487
Loews Corp. 3.75%, 4/1/2026	50,000	49,168
Security Description	Principal Amount	Value
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	$ 50,000	$ 47,556
Markel Corp. 3.50%, 11/1/2027	50,000	46,531
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	29,335
3.30%, 3/14/2023	150,000	147,766
3.75%, 3/14/2026	25,000	24,761
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,658
MetLife, Inc.:
3.60%, 4/10/2024	300,000	297,681
4.05%, 3/1/2045	150,000	139,525
4.88%, 11/13/2043	200,000	210,122
6.40%, 12/15/2066	100,000	106,161
Series D, 4.37%, 9/15/2023	50,000	51,784
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	75,000	75,364
Progressive Corp.:
3.75%, 8/23/2021	50,000	50,615
4.20%, 3/15/2048	100,000	98,738
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	90,106
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	198,774
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	83,066
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	156,067
Series MTN, 3.50%, 5/15/2024	50,000	49,750
Series MTN, 4.60%, 5/15/2044	75,000	75,768
Series MTN, 6.63%, 6/21/2040	25,000	31,338
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,300
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,195
4.00%, 5/30/2047	80,000	77,027
4.05%, 3/7/2048	100,000	96,798
Series MTN, 6.25%, 6/15/2037	25,000	31,152
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,919
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	47,259
Willis North America, Inc. 3.60%, 5/15/2024	50,000	48,415
XLIT, Ltd. 5.50%, 3/31/2045	125,000	129,734
		6,347,263
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	198,630
3.13%, 11/28/2021	25,000	24,761
3.40%, 12/6/2027	200,000	186,210
3.60%, 11/28/2024	75,000	73,455
4.20%, 12/6/2047	60,000	54,914

31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Alphabet, Inc.:
2.00%, 8/15/2026	$ 250,000	$ 223,630
3.63%, 5/19/2021	50,000	51,130
Amazon.com, Inc.:
1.90%, 8/21/2020	165,000	161,614
2.40%, 2/22/2023	200,000	192,360
2.50%, 11/29/2022	25,000	24,298
2.60%, 12/5/2019	75,000	75,016
2.80%, 8/22/2024	100,000	96,373
3.15%, 8/22/2027	100,000	95,930
3.30%, 12/5/2021	200,000	201,638
3.80%, 12/5/2024	30,000	30,611
3.88%, 8/22/2037	125,000	122,136
4.05%, 8/22/2047	125,000	121,886
4.25%, 8/22/2057	135,000	133,037
4.95%, 12/5/2044	125,000	139,215
5.20%, 12/3/2025	50,000	54,977
Baidu, Inc. 2.88%, 7/6/2022	250,000	240,825
eBay, Inc.:
2.75%, 1/30/2023	150,000	144,516
3.45%, 8/1/2024	25,000	24,249
3.80%, 3/9/2022	50,000	50,496
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	45,910
		2,767,817
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	47,677
4.25%, 3/1/2025	50,000	48,096
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,447
		121,220
IRON/STEEL — 0.1%
ArcelorMittal:
5.25%, 8/5/2020	35,000	36,050
5.50%, 3/1/2021	30,000	31,200
6.13%, 6/1/2025	20,000	21,632
6.25%, 2/25/2022	30,000	31,986
6.75%, 3/1/2041	25,000	28,179
7.00%, 10/15/2039	45,000	51,498
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,478
5.20%, 8/1/2043	50,000	56,069
Vale Overseas, Ltd.:
4.38%, 1/11/2022	8,000	8,120
6.25%, 8/10/2026	150,000	162,759
8.25%, 1/17/2034	25,000	31,185
		484,156
LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	138,874
LODGING — 0.0% (a)
Marriott International, Inc.:
Security Description	Principal Amount	Value
2.30%, 1/15/2022	$ 150,000	$ 143,989
2.88%, 3/1/2021	50,000	49,320
3.75%, 3/15/2025	25,000	24,549
		217,858
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	49,068
3.80%, 4/3/2028	100,000	100,810
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	143,583
Series GMTN, 1.85%, 9/4/2020	150,000	146,218
Series MTN, 2.10%, 1/10/2020	300,000	296,916
Series MTN, 2.40%, 6/6/2022	150,000	145,237
Series MTN, 3.75%, 11/24/2023	25,000	25,393
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	119,429
4.75%, 5/15/2064	25,000	26,086
		1,052,740
MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	15,000	14,972
3.88%, 10/15/2021	10,000	9,875
4.38%, 11/6/2020	15,000	15,178
4.38%, 4/5/2022	15,000	15,047
4.88%, 4/1/2021	15,000	15,394
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,008
Deere & Co.:
2.60%, 6/8/2022	25,000	24,399
3.90%, 6/9/2042	225,000	221,368
John Deere Capital Corp.:
Series GMTN, 3.45%, 6/7/2023	25,000	25,078
Series MTN, 2.15%, 9/8/2022	150,000	143,145
Series MTN, 2.38%, 7/14/2020	25,000	24,694
Series MTN, 2.80%, 3/6/2023	150,000	146,476
Series MTN, 3.40%, 9/11/2025	25,000	24,710
Series MTN, 3.45%, 3/13/2025	100,000	99,423
Nvent Finance Sarl 4.55%, 4/15/2028 (b)	50,000	49,186
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	48,873
3.80%, 12/15/2026	30,000	29,240
		921,066
MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	100,000	95,834
3.70%, 10/15/2025	100,000	98,507
4.00%, 10/1/2023	100,000	101,691
5.40%, 10/1/2043	75,000	82,438
CBS Corp.:

32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 8/15/2019	$ 75,000	$ 74,416
2.50%, 2/15/2023	50,000	46,989
2.90%, 1/15/2027	125,000	111,300
3.70%, 6/1/2028 (b)	50,000	46,576
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	65,000	64,915
4.20%, 3/15/2028	250,000	234,503
4.46%, 7/23/2022	150,000	151,770
4.50%, 2/1/2024	100,000	100,195
4.91%, 7/23/2025	50,000	50,489
5.38%, 5/1/2047	150,000	137,890
6.48%, 10/23/2045	185,000	195,149
Comcast Corp.:
2.75%, 3/1/2023	175,000	168,268
3.00%, 2/1/2024	350,000	334,551
3.15%, 3/1/2026	225,000	211,167
3.15%, 2/15/2028	200,000	184,790
3.20%, 7/15/2036	250,000	208,820
3.30%, 2/1/2027	150,000	141,189
3.40%, 7/15/2046	100,000	81,160
3.60%, 3/1/2024	25,000	24,641
3.90%, 3/1/2038	150,000	136,333
3.97%, 11/1/2047	250,000	220,080
4.00%, 11/1/2049	69,000	60,390
4.05%, 11/1/2052	150,000	130,182
4.20%, 8/15/2034	100,000	95,430
4.25%, 1/15/2033	50,000	48,799
4.65%, 7/15/2042	75,000	72,667
Discovery Communications LLC:
2.95%, 3/20/2023	275,000	263,117
3.25%, 4/1/2023	25,000	24,218
3.80%, 3/13/2024	100,000	98,155
3.95%, 3/20/2028	30,000	28,426
4.95%, 5/15/2042	50,000	46,774
5.00%, 9/20/2037	170,000	164,257
5.20%, 9/20/2047	280,000	270,698
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	44,101
6.13%, 1/31/2046	100,000	103,234
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	51,650
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	29,789
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	46,225
3.85%, 9/29/2024	25,000	24,655
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,065
4.50%, 9/15/2042	100,000	82,724
5.00%, 2/1/2020	100,000	102,089
5.50%, 9/1/2041	175,000	164,127
5.88%, 11/15/2040	50,000	49,200
6.75%, 6/15/2039	50,000	53,995
Viacom, Inc.:
Security Description	Principal Amount	Value
4.25%, 9/1/2023	$ 100,000	$ 99,258
4.38%, 3/15/2043	25,000	20,964
5.85%, 9/1/2043	200,000	199,870
Walt Disney Co.:
2.30%, 2/12/2021	200,000	194,922
3.00%, 2/13/2026	50,000	47,724
Series GMTN, 3.15%, 9/17/2025	25,000	24,254
Series MTN, 0.88%, 7/12/2019	25,000	24,530
Series MTN, 1.80%, 6/5/2020	250,000	244,328
Series MTN, 3.00%, 7/30/2046	75,000	59,926
Warner Media LLC:
2.95%, 7/15/2026	200,000	179,742
3.55%, 6/1/2024	25,000	24,131
3.60%, 7/15/2025	300,000	285,330
3.80%, 2/15/2027	150,000	141,787
4.65%, 6/1/2044	25,000	22,095
4.85%, 7/15/2045	50,000	45,610
6.50%, 11/15/2036	50,000	56,188
		7,054,287
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	72,541
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	26,018
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,307
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	124,741
5.00%, 9/30/2043	50,000	56,054
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,298
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	24,875
4.88%, 3/15/2042	50,000	50,002
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	24,618
4.75%, 3/22/2042	150,000	160,900
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	251,427
Southern Copper Corp. 5.88%, 4/23/2045	357,000	380,491
		1,155,731
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.88%, 10/15/2027	225,000	212,715
Series MTN, 2.00%, 8/7/2020	100,000	98,337
Series MTN, 3.63%, 10/15/2047	25,000	23,689
Eaton Corp.:
3.10%, 9/15/2027	100,000	93,472
4.15%, 11/2/2042	25,000	24,186

33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
General Electric Co.:
2.70%, 10/9/2022	$ 500,000	$ 483,560
4.13%, 10/9/2042	225,000	208,800
4.50%, 3/11/2044	250,000	245,050
5.30%, 2/11/2021	25,000	26,140
Series GMTN, 2.20%, 1/9/2020	200,000	197,560
Series GMTN, 3.45%, 5/15/2024	50,000	49,050
Series MTN, 4.65%, 10/17/2021	50,000	51,980
Series MTN, 5.88%, 1/14/2038	50,000	56,754
Illinois Tool Works, Inc. 3.90%, 9/1/2042	25,000	24,510
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	28,919
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	49,267
Textron, Inc. 4.00%, 3/15/2026	50,000	49,441
		1,923,430
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Xerox Corp.:
3.50%, 8/20/2020	50,000	49,786
3.63%, 3/15/2023	50,000	47,951
		97,737
OIL & GAS — 1.6%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	48,140
6.20%, 3/15/2040	25,000	28,138
6.60%, 3/15/2046	300,000	361,524
Andeavor:
3.80%, 4/1/2028	30,000	28,352
4.50%, 4/1/2048	25,000	22,972
5.13%, 12/15/2026	150,000	157,090
Apache Corp.:
4.75%, 4/15/2043	275,000	261,052
6.00%, 1/15/2037	50,000	54,526
BP Capital Markets PLC:
2.32%, 2/13/2020	50,000	49,509
2.52%, 9/19/2022	250,000	241,105
3.02%, 1/16/2027	200,000	189,074
3.06%, 3/17/2022	200,000	198,542
3.22%, 4/14/2024	200,000	196,054
3.59%, 4/14/2027	250,000	246,772
3.81%, 2/10/2024	150,000	151,740
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	241,235
3.45%, 11/15/2021	25,000	24,963
3.85%, 6/1/2027	50,000	48,756
3.90%, 2/1/2025	25,000	24,721
Series GMTN, 4.95%, 6/1/2047	100,000	104,122
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,133
Security Description	Principal Amount	Value
4.25%, 4/15/2027	$ 50,000	$ 48,192
4.45%, 9/15/2042	45,000	38,760
5.25%, 6/15/2037	100,000	98,716
5.40%, 6/15/2047	50,000	49,119
5.70%, 10/15/2019	30,000	30,788
Chevron Corp.:
1.96%, 3/3/2020	250,000	246,807
1.99%, 3/3/2020	250,000	246,860
2.10%, 5/16/2021	250,000	244,112
2.42%, 11/17/2020	75,000	74,152
2.90%, 3/3/2024	150,000	145,740
2.95%, 5/16/2026	50,000	47,960
3.19%, 6/24/2023	25,000	24,860
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	240,545
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,342
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	289,407
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	105,354
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	288,525
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	215,708
5.95%, 3/15/2046	200,000	249,450
6.50%, 2/1/2039	75,000	95,756
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	61,631
Continental Resources, Inc.:
3.80%, 6/1/2024	40,000	39,032
4.38%, 1/15/2028	40,000	39,787
4.50%, 4/15/2023	60,000	60,858
4.90%, 6/1/2044	30,000	29,538
5.00%, 9/15/2022	80,000	81,040
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,164
5.00%, 6/15/2045	25,000	25,400
5.85%, 12/15/2025	50,000	55,068
Ecopetrol SA:
4.13%, 1/16/2025	100,000	96,788
5.88%, 5/28/2045	25,000	23,633
7.38%, 9/18/2043	50,000	54,955
Encana Corp. 3.90%, 11/15/2021	25,000	25,175
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	96,004
3.90%, 4/1/2035	25,000	24,316
EQT Corp.:
2.50%, 10/1/2020	250,000	244,673
3.00%, 10/1/2022	250,000	240,952
3.90%, 10/1/2027	100,000	93,300
Equinor ASA:
2.65%, 1/15/2024	75,000	72,166
3.70%, 3/1/2024	300,000	302,739
3.95%, 5/15/2043	50,000	47,661
4.80%, 11/8/2043	30,000	32,333

34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.22%, 3/1/2021	$ 200,000	$ 194,822
2.73%, 3/1/2023	150,000	147,213
3.04%, 3/1/2026	250,000	243,377
4.11%, 3/1/2046	125,000	126,813
Hess Corp.:
5.60%, 2/15/2041	75,000	75,852
5.80%, 4/1/2047	250,000	258,870
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	23,979
4.40%, 7/15/2027	50,000	50,352
5.20%, 6/1/2045	50,000	52,888
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	48,893
Nexen Energy ULC 5.88%, 3/10/2035	100,000	115,722
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	249,818
5.25%, 11/15/2043	50,000	51,050
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	97,582
4.20%, 3/15/2048	150,000	149,361
4.40%, 4/15/2046	125,000	127,254
Series 1, 4.10%, 2/1/2021	25,000	25,579
Petro-Canada 5.35%, 7/15/2033	25,000	27,508
Petroleos Mexicanos:
2.46%, 12/15/2025	18,750	17,649
3.50%, 7/23/2020	225,000	224,010
3.50%, 1/30/2023	25,000	23,671
4.25%, 1/15/2025	25,000	23,374
4.50%, 1/23/2026	75,000	70,010
4.63%, 9/21/2023	75,000	73,855
5.38%, 3/13/2022	50,000	51,222
6.35%, 2/12/2048 (b)	150,000	135,154
6.38%, 2/4/2021	250,000	262,667
6.38%, 1/23/2045	250,000	229,492
6.50%, 3/13/2027	250,000	255,890
6.75%, 9/21/2047	598,000	564,237
6.88%, 8/4/2026	250,000	262,342
Phillips 66:
3.90%, 3/15/2028	50,000	49,020
4.30%, 4/1/2022	35,000	36,110
4.88%, 11/15/2044	95,000	98,254
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	51,424
Shell International Finance B.V.:
1.88%, 5/10/2021	250,000	242,348
2.13%, 5/11/2020	100,000	98,678
2.25%, 11/10/2020	200,000	196,764
2.50%, 9/12/2026	150,000	138,672
3.25%, 5/11/2025	100,000	97,977
4.00%, 5/10/2046	50,000	48,414
4.13%, 5/11/2035	75,000	76,088
4.30%, 9/22/2019	25,000	25,456
4.38%, 5/11/2045	250,000	255,080
5.50%, 3/25/2040	25,000	29,374
Security Description	Principal Amount	Value
Suncor Energy, Inc.:
3.60%, 12/1/2024	$ 25,000	$ 24,717
4.00%, 11/15/2047	70,000	65,880
6.50%, 6/15/2038	50,000	61,949
Total Capital International SA 3.75%, 4/10/2024	25,000	25,253
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	47,477
6.13%, 2/1/2020	25,000	26,105
6.63%, 6/15/2037	250,000	300,330
		13,579,762
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	7,995
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	200,000	194,200
3.34%, 12/15/2027	50,000	46,653
4.08%, 12/15/2047	150,000	134,695
Halliburton Co.:
4.85%, 11/15/2035	150,000	155,393
5.00%, 11/15/2045	35,000	37,260
7.45%, 9/15/2039	25,000	32,885
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	71,449
		680,530
PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	45,986
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,345
3.40%, 12/15/2027	35,000	33,041
WestRock Co.:
3.38%, 9/15/2027 (b)	100,000	93,899
3.75%, 3/15/2025 (b)	100,000	98,277
		305,548
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	315,598
2.50%, 5/14/2020	275,000	269,640
2.90%, 11/6/2022	25,000	24,244
3.20%, 5/14/2026	200,000	186,906
4.30%, 5/14/2036	50,000	47,807
4.40%, 11/6/2042	50,000	47,479
4.45%, 5/14/2046	150,000	143,376
4.50%, 5/14/2035	50,000	48,887
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	74,632
3.45%, 3/15/2022	200,000	196,854
3.80%, 3/15/2025	75,000	72,955
3.85%, 6/15/2024	50,000	49,070
4.55%, 3/15/2035	100,000	94,939
4.75%, 3/15/2045	75,000	71,592

35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
AmerisourceBergen Corp. 3.45%, 12/15/2027	$ 50,000	$ 46,111
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	384,716
3.38%, 11/16/2025	35,000	33,852
4.00%, 9/18/2042	25,000	23,497
6.45%, 9/15/2037	25,000	30,957
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	250,000	242,742
3.25%, 8/1/2042	50,000	44,168
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	49,484
2.62%, 6/15/2022	150,000	143,761
3.08%, 6/15/2024	250,000	235,812
3.41%, 6/15/2027	300,000	275,256
4.90%, 9/15/2045	25,000	23,868
CVS Health Corp.:
2.13%, 6/1/2021	100,000	96,147
2.80%, 7/20/2020	20,000	19,825
2.88%, 6/1/2026	210,000	191,398
3.13%, 3/9/2020	220,000	219,822
3.35%, 3/9/2021	95,000	94,910
3.38%, 8/12/2024	25,000	24,140
3.50%, 7/20/2022	200,000	198,244
3.70%, 3/9/2023	235,000	233,284
3.88%, 7/20/2025	20,000	19,543
4.00%, 12/5/2023	25,000	25,118
4.10%, 3/25/2025	250,000	248,745
4.30%, 3/25/2028	110,000	108,489
4.78%, 3/25/2038	475,000	469,029
4.88%, 7/20/2035	45,000	45,136
5.05%, 3/25/2048	290,000	294,707
5.13%, 7/20/2045	185,000	188,829
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	291,825
3.10%, 5/15/2027	24,000	22,976
3.95%, 5/15/2047	250,000	247,357
5.55%, 3/15/2037	25,000	30,065
Express Scripts Holding Co.:
3.00%, 7/15/2023	150,000	142,380
3.30%, 2/25/2021	25,000	24,861
4.50%, 2/25/2026	75,000	74,820
4.80%, 7/15/2046	150,000	142,846
6.13%, 11/15/2041	25,000	28,148
GlaxoSmithKline Capital PLC 3.13%, 5/14/2021	70,000	70,062
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	24,376
3.38%, 5/15/2023	100,000	99,978
3.63%, 5/15/2025	55,000	54,981
3.88%, 5/15/2028	100,000	100,895
4.20%, 3/18/2043	25,000	25,218
6.38%, 5/15/2038	50,000	64,175
Johnson & Johnson:
1.65%, 3/1/2021	50,000	48,561
2.25%, 3/3/2022	250,000	244,382
2.45%, 3/1/2026	30,000	28,079
Security Description	Principal Amount	Value
2.90%, 1/15/2028	$ 250,000	$ 238,915
3.38%, 12/5/2023	25,000	25,255
3.40%, 1/15/2038	250,000	236,243
3.55%, 3/1/2036	150,000	145,332
3.63%, 3/3/2037	200,000	195,612
3.70%, 3/1/2046	50,000	48,393
3.75%, 3/3/2047	100,000	97,381
4.50%, 12/5/2043	50,000	54,178
McKesson Corp.:
2.85%, 3/15/2023	25,000	23,921
3.95%, 2/16/2028	60,000	58,128
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	25,999
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	48,780
2.40%, 9/15/2022	25,000	24,245
2.75%, 2/10/2025	325,000	310,677
3.60%, 9/15/2042	25,000	23,596
3.70%, 2/10/2045	50,000	47,557
Mylan NV:
3.15%, 6/15/2021	380,000	375,881
5.25%, 6/15/2046	250,000	242,870
Novartis Capital Corp.:
1.80%, 2/14/2020	175,000	172,263
2.40%, 5/17/2022	300,000	291,720
3.00%, 11/20/2025	25,000	24,101
3.10%, 5/17/2027	30,000	28,862
3.40%, 5/6/2024	25,000	24,955
4.00%, 11/20/2045	50,000	50,247
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	48,954
Pfizer, Inc.:
2.20%, 12/15/2021	200,000	194,806
3.00%, 12/15/2026	150,000	144,213
3.40%, 5/15/2024	25,000	25,080
4.00%, 12/15/2036	150,000	150,655
7.20%, 3/15/2039	75,000	103,913
Sanofi:
3.63%, 6/19/2028	100,000	99,710
4.00%, 3/29/2021	25,000	25,609
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	147,669
2.40%, 9/23/2021	300,000	287,206
2.88%, 9/23/2023	100,000	94,139
3.20%, 9/23/2026	30,000	27,440
Wyeth LLC 6.00%, 2/15/2036	25,000	30,738
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,310
4.70%, 2/1/2043	25,000	25,820
		11,688,927
PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	73,290
5.20%, 12/1/2047	100,000	97,029

36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Buckeye Partners L.P.:
4.13%, 12/1/2027	$ 50,000	$ 45,465
4.88%, 2/1/2021	25,000	25,456
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	149,275
Enable Midstream Partners L.P.:
4.40%, 3/15/2027	50,000	47,455
4.95%, 5/15/2028	30,000	29,289
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,283
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	48,562
3.70%, 7/15/2027	50,000	47,548
4.25%, 12/1/2026	50,000	49,613
Energy Transfer L.P. 5.15%, 2/1/2043	25,000	22,324
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	50,000	47,411
4.75%, 1/15/2026	225,000	223,911
5.15%, 3/15/2045	225,000	199,364
5.20%, 2/1/2022	100,000	103,847
5.30%, 4/15/2047	250,000	227,620
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	25,000	23,813
5.45%, 6/1/2047	50,000	42,835
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	74,095
3.75%, 2/15/2025	75,000	74,287
3.95%, 2/15/2027	200,000	198,614
4.85%, 3/15/2044	50,000	49,794
4.90%, 5/15/2046	50,000	50,316
5.10%, 2/15/2045	200,000	206,226
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	236,077
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	139,471
EQT Midstream Partners L.P.:
Series 10Y, 5.50%, 7/15/2028	15,000	15,040
Series 30Y, 6.50%, 7/15/2048	25,000	25,208
Series 5Y, 4.75%, 7/15/2023	50,000	49,961
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	274,439
5.40%, 9/1/2044	25,000	24,308
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	224,568
3.15%, 1/15/2023	200,000	192,894
4.30%, 6/1/2025	300,000	299,082
5.05%, 2/15/2046	50,000	47,275
5.30%, 12/1/2034	200,000	196,582
5.55%, 6/1/2045	150,000	151,156
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	45,862
5.00%, 3/1/2026	50,000	52,818
MPLX L.P.:
Security Description	Principal Amount	Value
4.00%, 3/15/2028	$ 35,000	$ 33,304
4.50%, 4/15/2038	180,000	166,565
4.70%, 4/15/2048	25,000	23,210
4.88%, 6/1/2025	50,000	51,548
4.90%, 4/15/2058	25,000	22,336
5.20%, 3/1/2047	100,000	98,483
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	24,678
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	29,123
4.55%, 7/15/2028	50,000	50,499
4.95%, 7/13/2047	150,000	147,013
5.20%, 7/15/2048	25,000	25,476
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,349
4.90%, 10/1/2046	10,000	9,663
3.75%, 3/1/2028	25,000	23,395
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	23,708
4.50%, 12/15/2026	50,000	49,201
4.65%, 10/15/2025	50,000	49,875
4.70%, 6/15/2044	25,000	22,002
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,431
5.63%, 2/1/2021	95,000	99,376
5.63%, 3/1/2025	200,000	212,687
5.75%, 5/15/2024	75,000	79,979
5.88%, 6/30/2026	250,000	270,952
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	46,673
5.30%, 4/1/2044	25,000	22,575
5.35%, 5/15/2045	25,000	22,757
5.40%, 10/1/2047	150,000	138,298
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	96,117
4.63%, 3/1/2034	250,000	249,155
4.75%, 5/15/2038	100,000	100,627
7.63%, 1/15/2039	25,000	33,043
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	243,054
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	49,182
Western Gas Partners L.P.:
4.50%, 3/1/2028	20,000	19,255
5.30%, 3/1/2048	50,000	46,560
5.45%, 4/1/2044	25,000	23,657
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	99,532
3.75%, 6/15/2027	200,000	188,982
3.90%, 1/15/2025	50,000	48,748
5.10%, 9/15/2045	125,000	123,451
5.25%, 3/15/2020	25,000	25,765
		7,353,747

37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	$ 50,000	$ 52,055
Prologis L.P.:
3.75%, 11/1/2025	50,000	50,006
4.25%, 8/15/2023	150,000	154,506
		256,567
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	100,000	95,823
4.70%, 7/1/2030	35,000	35,377
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	30,000	28,107
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,365
3.00%, 6/15/2023	250,000	239,592
3.13%, 1/15/2027	100,000	90,646
3.38%, 10/15/2026	75,000	69,622
3.50%, 1/31/2023	50,000	49,209
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	24,472
Series GMTN, 2.95%, 5/11/2026	50,000	46,764
Series MTN, 3.20%, 1/15/2028	40,000	37,679
Series MTN, 3.90%, 10/15/2046	50,000	46,490
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	135,363
3.65%, 2/1/2026	100,000	96,588
3.85%, 2/1/2023	75,000	75,522
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	48,229
4.13%, 6/15/2026	50,000	48,732
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	236,227
3.65%, 9/1/2027	250,000	232,582
3.70%, 6/15/2026	15,000	14,159
4.00%, 3/1/2027	20,000	19,241
4.75%, 5/15/2047	100,000	94,667
5.25%, 1/15/2023	100,000	104,819
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	119,016
3.70%, 8/15/2027	150,000	142,413
3.95%, 7/1/2022	25,000	25,256
EPR Properties:
4.50%, 6/1/2027	50,000	47,595
4.95%, 4/15/2028	50,000	48,793
ERP Operating L.P.:
2.38%, 7/1/2019	50,000	49,676
3.50%, 3/1/2028	100,000	96,525
4.00%, 8/1/2047	50,000	46,694
Essex Portfolio L.P.:
Security Description	Principal Amount	Value
3.63%, 5/1/2027	$ 50,000	$ 47,792
4.50%, 3/15/2048	50,000	48,641
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	46,836
HCP, Inc.:
2.63%, 2/1/2020	25,000	24,694
3.88%, 8/15/2024	50,000	48,892
4.00%, 12/1/2022	200,000	200,922
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	169,715
3.50%, 8/1/2026	25,000	23,486
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	48,228
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	46,281
4.50%, 6/15/2023	25,000	25,197
4.95%, 2/15/2027	70,000	69,172
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	48,757
Kilroy Realty L.P. 3.45%, 12/15/2024	50,000	48,013
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	44,395
3.30%, 2/1/2025	40,000	37,941
3.80%, 4/1/2027	25,000	23,788
Mid-America Apartments L.P. 3.60%, 6/1/2027	50,000	47,935
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	47,361
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	148,280
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	93,537
Public Storage 2.37%, 9/15/2022	125,000	120,021
Realty Income Corp.:
3.65%, 1/15/2028	100,000	95,936
3.88%, 4/15/2025	100,000	98,636
4.13%, 10/15/2026	50,000	49,764
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	49,432
4.40%, 2/1/2047	150,000	142,863
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	23,981
Select Income REIT 4.25%, 5/15/2024	50,000	47,779
Senior Housing Properties Trust 4.75%, 2/15/2028	100,000	96,898
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	341,971
2.63%, 6/15/2022	100,000	96,988
2.75%, 6/1/2023	200,000	192,780
4.25%, 11/30/2046	50,000	48,706
STORE Capital Corp. 4.50%, 3/15/2028	50,000	48,995
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	47,072

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	$ 150,000	$ 141,316
Series MTN, 2.95%, 9/1/2026	25,000	22,905
Series MTN, 3.50%, 7/1/2027	50,000	47,448
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	48,596
3.85%, 4/1/2027	100,000	96,018
4.00%, 3/1/2028	100,000	96,649
4.38%, 2/1/2045	75,000	68,974
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	37,338
4.13%, 6/1/2021	5,000	5,069
4.60%, 2/6/2024	5,000	4,999
4.88%, 6/1/2026	10,000	9,983
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	47,992
Welltower, Inc.:
4.00%, 6/1/2025	175,000	171,794
5.25%, 1/15/2022	50,000	52,423
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	26,017
		6,260,449
RETAIL — 0.7%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	24,928
AutoZone, Inc. 3.75%, 6/1/2027	100,000	96,401
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	145,530
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,458
4.55%, 2/15/2048	15,000	13,899
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,613
4.15%, 11/1/2025	25,000	25,022
Dollar Tree, Inc.:
3.70%, 5/15/2023	45,000	44,589
4.00%, 5/15/2025	100,000	97,788
4.20%, 5/15/2028	45,000	43,426
Home Depot, Inc.:
2.00%, 4/1/2021	100,000	97,506
2.13%, 9/15/2026	150,000	133,872
2.63%, 6/1/2022	150,000	147,291
2.80%, 9/14/2027	250,000	229,455
3.00%, 4/1/2026	50,000	47,775
3.75%, 2/15/2024	25,000	25,522
3.90%, 6/15/2047	200,000	191,662
4.25%, 4/1/2046	35,000	35,341
5.95%, 4/1/2041	50,000	61,878
Kohl's Corp. 5.55%, 7/17/2045	20,000	19,425
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	45,754
3.10%, 5/3/2027	200,000	189,526
3.38%, 9/15/2025	25,000	24,508
Security Description	Principal Amount	Value
3.70%, 4/15/2046	$ 50,000	$ 44,859
4.05%, 5/3/2047	300,000	284,427
4.25%, 9/15/2044	25,000	24,474
4.38%, 9/15/2045	25,000	24,919
4.65%, 4/15/2042	25,000	25,950
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	24,150
4.50%, 12/15/2034	50,000	42,788
McDonald's Corp.:
Series MTN, 2.75%, 12/9/2020	25,000	24,833
Series MTN, 3.35%, 4/1/2023	30,000	29,901
Series MTN, 3.50%, 3/1/2027	50,000	48,800
Series MTN, 3.70%, 1/30/2026	75,000	74,503
Series MTN, 3.80%, 4/1/2028	50,000	49,756
Series MTN, 4.45%, 3/1/2047	125,000	123,792
Series MTN, 4.70%, 12/9/2035	150,000	157,164
Series MTN, 4.88%, 12/9/2045	100,000	104,845
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	47,213
4.35%, 6/1/2028	100,000	99,473
QVC, Inc. 5.45%, 8/15/2034	50,000	46,281
Starbucks Corp.:
2.20%, 11/22/2020	200,000	195,482
3.85%, 10/1/2023	25,000	25,264
Target Corp.:
2.50%, 4/15/2026	50,000	45,976
3.90%, 11/15/2047	250,000	231,895
4.00%, 7/1/2042	50,000	47,611
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	44,625
Walgreen Co. 3.10%, 9/15/2022	25,000	24,491
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	198,934
3.45%, 6/1/2026	250,000	233,040
4.50%, 11/18/2034	25,000	23,618
4.65%, 6/1/2046	25,000	23,066
Walmart, Inc.:
1.75%, 10/9/2019	250,000	247,287
1.90%, 12/15/2020	250,000	244,900
2.35%, 12/15/2022	250,000	241,232
2.65%, 12/15/2024	150,000	143,667
3.30%, 4/22/2024	325,000	323,528
3.63%, 12/15/2047	250,000	233,057
3.70%, 6/26/2028	100,000	100,951
3.95%, 6/28/2038	225,000	225,909
4.05%, 6/29/2048	35,000	35,270
		5,992,100
SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.85%, 3/12/2020	20,000	19,917
2.95%, 1/12/2021	50,000	49,622
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	25,414
4.35%, 4/1/2047	100,000	99,998
5.10%, 10/1/2035	50,000	55,610

39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	$ 100,000	$ 98,684
2.65%, 1/15/2023	200,000	188,606
3.00%, 1/15/2022	100,000	97,254
3.63%, 1/15/2024	350,000	338,786
3.88%, 1/15/2027	350,000	331,527
Intel Corp.:
1.85%, 5/11/2020	200,000	196,654
2.35%, 5/11/2022	50,000	48,604
2.45%, 7/29/2020	100,000	99,334
2.60%, 5/19/2026	225,000	209,943
2.88%, 5/11/2024	200,000	193,760
3.15%, 5/11/2027	200,000	193,838
3.30%, 10/1/2021	25,000	25,199
4.10%, 5/19/2046	20,000	20,045
4.10%, 5/11/2047	200,000	199,658
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,849
NVIDIA Corp. 3.20%, 9/16/2026	50,000	48,167
QUALCOMM, Inc.:
2.10%, 5/20/2020	15,000	14,855
2.25%, 5/20/2020	150,000	147,622
2.60%, 1/30/2023	200,000	191,072
2.90%, 5/20/2024	200,000	188,924
3.25%, 5/20/2027	50,000	46,609
3.45%, 5/20/2025	50,000	48,153
4.30%, 5/20/2047	50,000	46,624
4.80%, 5/20/2045	25,000	25,010
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	66,204
4.15%, 5/15/2048	150,000	152,259
Xilinx, Inc. 2.95%, 6/1/2024	50,000	47,509
		3,540,310
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	241,620
4.50%, 6/15/2047	150,000	144,745
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	24,519
Autodesk, Inc. 3.50%, 6/15/2027	50,000	46,713
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,231
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	184,124
3.63%, 10/15/2020	28,000	28,196
3.88%, 6/5/2024	7,000	6,988
Series 30Y, 4.75%, 5/15/2048	50,000	48,239
Fiserv, Inc. 2.70%, 6/1/2020	100,000	99,014
Microsoft Corp.:
1.10%, 8/8/2019	100,000	98,405
1.55%, 8/8/2021	200,000	191,850
Security Description	Principal Amount	Value
1.85%, 2/6/2020	$ 250,000	$ 246,800
2.00%, 11/3/2020	150,000	147,459
2.00%, 8/8/2023	50,000	47,183
2.40%, 2/6/2022	300,000	293,544
2.40%, 8/8/2026	200,000	184,896
3.13%, 11/3/2025	50,000	49,072
3.30%, 2/6/2027	280,000	276,032
3.45%, 8/8/2036	50,000	47,994
3.63%, 12/15/2023	25,000	25,525
3.70%, 8/8/2046	200,000	194,042
3.95%, 8/8/2056	75,000	73,674
4.00%, 2/12/2055	75,000	74,812
4.10%, 2/6/2037	250,000	259,827
4.20%, 11/3/2035	65,000	68,525
4.45%, 11/3/2045	25,000	27,100
4.50%, 2/6/2057	250,000	271,127
5.20%, 6/1/2039	50,000	58,842
Series 30Y, 4.25%, 2/6/2047	150,000	158,851
Oracle Corp.:
1.90%, 9/15/2021	200,000	192,340
2.25%, 10/8/2019	75,000	74,560
2.40%, 9/15/2023	200,000	189,750
2.50%, 5/15/2022	50,000	48,674
2.63%, 2/15/2023	235,000	227,590
2.65%, 7/15/2026	45,000	41,538
2.80%, 7/8/2021	250,000	248,505
2.95%, 11/15/2024	200,000	192,778
2.95%, 5/15/2025	10,000	9,546
3.25%, 11/15/2027	50,000	47,878
3.80%, 11/15/2037	180,000	170,235
3.85%, 7/15/2036	150,000	143,743
3.90%, 5/15/2035	5,000	4,850
4.00%, 7/15/2046	180,000	169,985
4.00%, 11/15/2047	285,000	268,886
4.30%, 7/8/2034	200,000	203,794
4.38%, 5/15/2055	10,000	9,799
salesforce.com, Inc.:
3.25%, 4/11/2023	25,000	24,862
3.70%, 4/11/2028	25,000	24,801
VMware, Inc.:
2.30%, 8/21/2020	150,000	146,678
3.90%, 8/21/2027	150,000	138,795
		6,224,536
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	98,290
4.38%, 7/16/2042	50,000	48,770
6.13%, 3/30/2040	100,000	117,074
AT&T, Inc.:
2.45%, 6/30/2020	500,000	492,175
3.20%, 3/1/2022	250,000	244,985
3.90%, 3/11/2024	25,000	24,676
4.10%, 2/15/2028 (b)	584,000	557,819
4.13%, 2/17/2026	350,000	341,750
4.30%, 2/15/2030 (b)	130,000	122,869
4.45%, 4/1/2024	25,000	25,285

40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2035	$ 300,000	$ 277,194
4.55%, 3/9/2049	208,000	179,668
4.75%, 5/15/2046	30,000	26,764
4.80%, 6/15/2044	50,000	45,277
5.15%, 11/15/2046 (b)	50,000	47,187
5.25%, 3/1/2037	400,000	394,292
5.45%, 3/1/2047	250,000	244,995
5.65%, 2/15/2047	150,000	151,446
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	196,972
1.85%, 9/20/2021	200,000	192,596
2.20%, 2/28/2021	100,000	98,051
2.45%, 6/15/2020	300,000	298,143
3.00%, 6/15/2022	25,000	24,917
3.50%, 6/15/2025	25,000	25,163
3.63%, 3/4/2024	25,000	25,280
5.50%, 1/15/2040	300,000	356,439
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	100,000	102,988
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	24,423
4.60%, 2/23/2028	75,000	74,557
Orange SA:
1.63%, 11/3/2019	150,000	147,312
5.38%, 7/8/2019	100,000	102,463
5.50%, 2/6/2044	50,000	55,468
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	29,284
4.30%, 2/15/2048	40,000	38,212
5.00%, 3/15/2044	50,000	51,981
Telefonica Emisiones SAU:
4.67%, 3/6/2038	150,000	141,654
5.21%, 3/8/2047	300,000	288,939
7.05%, 6/20/2036	25,000	30,196
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	32,482
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	103,084
TELUS Corp. 4.60%, 11/16/2048	150,000	147,157
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	44,504
3.38%, 2/15/2025	250,000	239,827
3.50%, 11/1/2024	50,000	47,962
4.27%, 1/15/2036	28,000	25,835
4.33%, 9/21/2028 (b)	835,000	829,030
4.40%, 11/1/2034	250,000	235,650
4.50%, 8/10/2033	250,000	242,070
4.52%, 9/15/2048	25,000	22,829
4.67%, 3/15/2055	250,000	221,730
4.81%, 3/15/2039	100,000	96,866
4.86%, 8/21/2046	250,000	234,102
5.01%, 4/15/2049	203,000	197,673
5.25%, 3/16/2037	150,000	154,170
5.50%, 3/16/2047	350,000	367,300
Vodafone Group PLC:
Security Description	Principal Amount	Value
2.50%, 9/26/2022	$ 50,000	$ 47,799
2.95%, 2/19/2023	125,000	120,680
3.75%, 1/16/2024	170,000	168,470
4.13%, 5/30/2025	50,000	49,823
4.38%, 5/30/2028	55,000	54,344
4.38%, 2/19/2043	75,000	67,312
5.00%, 5/30/2038	190,000	187,692
5.25%, 5/30/2048	75,000	74,674
		9,758,619
TEXTILES — 0.0% (a)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	147,189
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	27,808
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	98,891
3.75%, 4/1/2024	25,000	25,316
3.90%, 8/1/2046	100,000	94,412
4.05%, 6/15/2048	155,000	149,790
4.13%, 6/15/2047	150,000	147,082
4.45%, 3/15/2043	50,000	51,053
4.55%, 9/1/2044	50,000	51,895
4.90%, 4/1/2044	125,000	135,481
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	94,476
2.95%, 11/21/2024	50,000	48,660
3.20%, 8/2/2046	25,000	21,612
3.65%, 2/3/2048	50,000	46,637
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	100,000	101,074
4.80%, 9/15/2035	30,000	32,105
CSX Corp.:
3.25%, 6/1/2027	50,000	47,021
3.40%, 8/1/2024	25,000	24,591
3.80%, 3/1/2028	50,000	48,810
3.80%, 11/1/2046	100,000	88,750
4.10%, 3/15/2044	75,000	70,153
4.30%, 3/1/2048	50,000	47,662
4.65%, 3/1/2068	50,000	46,545
FedEx Corp.:
3.40%, 2/15/2028	50,000	47,562
3.90%, 2/1/2035	200,000	186,836
4.00%, 1/15/2024	25,000	25,464
4.05%, 2/15/2048	50,000	45,035
4.55%, 4/1/2046	100,000	96,742
4.75%, 11/15/2045	25,000	24,947
Kansas City Southern 4.70%, 5/1/2048	50,000	48,481
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	140,259
3.00%, 4/1/2022	25,000	24,709
3.15%, 6/1/2027	50,000	46,962

41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.94%, 11/1/2047	$ 265,000	$ 245,152
4.45%, 6/15/2045	19,000	19,028
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	24,841
Series MTN, 2.80%, 3/1/2022	100,000	97,596
Series MTN, 3.45%, 11/15/2021	100,000	99,888
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	46,499
3.20%, 6/8/2021	35,000	35,078
3.50%, 6/8/2023	50,000	50,064
3.80%, 10/1/2051	52,000	45,812
3.95%, 9/10/2028	30,000	30,169
4.05%, 3/1/2046	175,000	165,648
4.10%, 9/15/2067	15,000	13,162
4.38%, 9/10/2038	110,000	111,512
4.50%, 9/10/2048	130,000	132,548
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	146,415
2.35%, 5/16/2022	50,000	48,599
2.40%, 11/15/2026	30,000	27,339
2.45%, 10/1/2022	125,000	121,046
2.50%, 4/1/2023	150,000	144,877
3.05%, 11/15/2027	200,000	190,618
3.75%, 11/15/2047	175,000	160,977
		4,115,881
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	47,809
4.55%, 11/7/2028	50,000	49,756
		97,565
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	113,717
3.40%, 3/1/2025	25,000	24,663
3.75%, 9/1/2047	100,000	92,228
4.30%, 12/1/2042	25,000	25,244
		255,852
TOTAL CORPORATE BONDS & NOTES (Cost $216,492,477)		207,695,391
ASSET-BACKED SECURITIES — 0.6%
AUTOMOBILE — 0.3%
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	99,042
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	196,655
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	196,192
Security Description	Principal Amount	Value
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	$ 200,000	$ 194,027
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	147,237
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	223,784
Nissan Auto Lease Trust 2017-B Series 2017-B, Class A3, 2.05%, 9/15/2020	300,000	297,072
Santander Drive Auto Receivables Trust:
Series 2018-2, Class B, 3.03%, 9/15/2022	60,000	59,632
Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	83,560
Toyota Auto Receivables 2016-B Owner Trust Series 2016-B, Class A4, 1.52%, 8/16/2021	300,000	295,079
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.76%, 7/15/2021	200,000	197,477
		1,989,757
CREDIT CARD — 0.3%
American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	291,371
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	300,043
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	191,776
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	293,940
Chase Issuance Trust Series 2016-A5, Class A5, 1.27%, 7/15/2021	300,000	295,610
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/2021	300,000	295,587
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	294,871
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	99,745

42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Discover Card Execution Note Trust Series 2015-A2, Class A, 1.90%, 10/17/2022	$ 300,000	$ 294,741
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	389,913
		2,747,597
TOTAL ASSET-BACKED SECURITIES (Cost $4,803,868)		4,737,354
FOREIGN GOVERNMENT OBLIGATIONS — 3.9%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
1.75%, 01/24/2020	200,000	197,250
1.88%, 01/20/2021	100,000	97,722
Series GMTN, 2.88%, 03/13/2023	100,000	99,604
		394,576
CANADA — 0.5%
Canada Government International Bond 2.00%, 11/15/2022	275,000	265,966
Export Development Canada:
1.00%, 09/13/2019	150,000	147,276
1.38%, 10/21/2021	50,000	47,708
1.50%, 05/26/2021	50,000	48,192
2.00%, 05/17/2022	50,000	48,373
2.50%, 01/24/2023	200,000	196,564
Province of Alberta Canada:
1.90%, 12/06/2019	50,000	49,442
2.20%, 07/26/2022	50,000	48,329
3.30%, 03/15/2028	150,000	149,597
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	140,135
2.65%, 09/22/2021	50,000	49,566
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	228,987
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	50,923
Province of Ontario Canada:
1.88%, 05/21/2020	250,000	245,662
2.20%, 10/03/2022	250,000	240,895
2.40%, 02/08/2022	350,000	341,820
2.50%, 09/10/2021	25,000	24,596
2.50%, 04/27/2026	350,000	331,971
2.55%, 02/12/2021	200,000	198,014
4.40%, 04/14/2020	50,000	51,381
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	195,652
2.50%, 04/20/2026	250,000	237,752
2.63%, 02/13/2023	250,000	245,050
Security Description	Principal Amount	Value
2.75%, 08/25/2021	$ 50,000	$ 49,644
2.75%, 04/12/2027	200,000	192,424
Series QO, 2.88%, 10/16/2024	200,000	197,014
		4,022,933
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	47,951
3.24%, 02/06/2028	200,000	191,476
3.86%, 06/21/2047	300,000	285,696
		525,123
COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	194,050
4.00%, 02/26/2024	275,000	274,717
4.50%, 01/28/2026	250,000	254,880
5.00%, 06/15/2045	200,000	196,148
5.63%, 02/26/2044	200,000	212,326
		1,132,121
GERMANY — 0.6%
FMS Wertmanagement Series MTN, 1.00%, 8/16/2019	200,000	196,544
FMS Wertmanagement AoeR 1.75%, 1/24/2020	200,000	197,220
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	55,531
1.00%, 07/15/2019	100,000	98,466
1.25%, 09/30/2019	200,000	196,798
1.50%, 09/09/2019	250,000	246,925
1.50%, 06/15/2021	700,000	674,394
1.63%, 05/29/2020	250,000	245,070
1.75%, 03/31/2020	500,000	492,110
1.88%, 12/15/2020	350,000	342,751
2.00%, 05/02/2025	100,000	93,828
2.13%, 03/07/2022	250,000	243,547
2.13%, 06/15/2022	250,000	243,022
2.13%, 01/17/2023	100,000	96,662
2.25%, 11/05/2019	500,000	497,680
2.38%, 12/29/2022	250,000	244,435
2.50%, 11/20/2024	300,000	291,363
2.63%, 04/12/2021	300,000	298,635
2.63%, 01/25/2022	50,000	49,599
2.88%, 04/03/2028	240,000	237,346
Landwirtschaftliche Rentenbank:
Series 36, 2.00%, 12/06/2021	150,000	145,844
Series 37, 2.50%, 11/15/2027	50,000	47,836
		5,235,606
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	372,732
6.38%, 03/29/2021	150,000	160,383
		533,115

43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.0% (a)
Indonesia Government International Bond 2.95%, 1/11/2023	$ 275,000	$ 261,151
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	95,066
3.25%, 01/17/2028	100,000	96,688
4.00%, 06/30/2022	50,000	51,357
4.13%, 01/17/2048	100,000	94,396
		337,507
ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	53,944
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	23,857
2.13%, 07/21/2020	200,000	196,844
2.25%, 02/24/2020	250,000	247,460
2.50%, 06/01/2022	200,000	195,020
2.75%, 11/16/2027	200,000	191,652
2.88%, 07/21/2027	100,000	96,937
Series DTC, 1.88%, 04/20/2021	225,000	218,106
Series DTC, 2.38%, 04/20/2026	200,000	188,174
		1,358,050
MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	99,755
3.75%, 01/11/2028	100,000	94,475
4.00%, 10/02/2023	80,000	80,324
4.13%, 01/21/2026	125,000	123,986
4.15%, 03/28/2027	400,000	393,412
4.60%, 02/10/2048	400,000	367,896
5.55%, 01/21/2045	300,000	313,968
6.05%, 01/11/2040	30,000	33,011
Series GMTN, 3.50%, 01/21/2021	200,000	199,830
Series MTN, 4.75%, 03/08/2044	100,000	93,979
		1,800,636
PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	148,593
3.88%, 03/17/2028	200,000	196,832
4.50%, 05/15/2047	50,000	48,738
6.70%, 01/26/2036	50,000	61,118
		455,281
Security Description	Principal Amount	Value
PERU — 0.0% (a)
Peruvian Government International Bond:
4.13%, 08/25/2027	$ 150,000	$ 153,804
5.63%, 11/18/2050	150,000	174,644
6.55%, 03/14/2037	25,000	31,242
		359,690
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	184,232
3.70%, 02/02/2042	100,000	91,910
3.95%, 01/20/2040	200,000	191,862
4.00%, 01/15/2021	100,000	101,122
4.20%, 01/21/2024	300,000	305,982
5.00%, 01/13/2037	150,000	160,315
7.75%, 01/14/2031	100,000	131,609
		1,167,032
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	48,853
4.00%, 01/22/2024	150,000	152,416
5.00%, 03/23/2022	50,000	52,732
Republic of Poland Government International Bond 3.25%, 4/6/2026	175,000	169,015
		423,016
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	96,533
2.38%, 04/21/2027	25,000	22,189
3.00%, 11/01/2022	250,000	243,382
3.25%, 11/10/2025	150,000	144,135
5.13%, 06/29/2020	100,000	103,377
Korea Development Bank:
2.50%, 01/13/2021	100,000	97,673
2.75%, 03/19/2023	200,000	191,940
3.00%, 01/13/2026	100,000	94,692
		993,921
SUPRANATIONAL — 1.5%
African Development Bank:
Series GDIC, 1.88%, 03/16/2020	200,000	197,374
Series GDIF, 1.25%, 07/26/2021	25,000	23,847
Series GDIF, 2.63%, 03/22/2021	100,000	99,579
Asian Development Bank:
Series GMTN, 1.63%, 05/05/2020	250,000	245,327
Series GMTN, 1.63%, 03/16/2021	150,000	145,529
Series GMTN, 1.75%, 01/10/2020	250,000	246,777

44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 06/08/2021	$ 100,000	$ 97,053
Series GMTN, 1.75%, 09/13/2022	250,000	238,933
Series GMTN, 2.00%, 02/16/2022	150,000	145,611
Series GMTN, 2.00%, 04/24/2026	100,000	93,061
Series GMTN, 2.13%, 11/24/2021	75,000	73,288
Series GMTN, 2.25%, 01/20/2021	300,000	296,340
Series GMTN, 2.38%, 08/10/2027	50,000	47,501
Series GMTN, 2.50%, 11/02/2027	100,000	95,851
Series GMTN, 2.63%, 01/12/2027	50,000	48,552
Series GMTN, 2.75%, 03/17/2023	85,000	84,465
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	48,117
2.20%, 07/18/2020	250,000	245,392
2.75%, 01/06/2023	100,000	96,943
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	48,466
1.88%, 01/27/2020	100,000	98,805
2.63%, 02/13/2023	60,000	59,202
European Bank for Reconstruction & Development:
Series GMTN, 1.13%, 08/24/2020	100,000	96,726
Series GMTN, 1.63%, 05/05/2020	250,000	245,317
Series GMTN, 1.88%, 02/23/2022	75,000	72,421
Series GMTN, 2.00%, 02/01/2021	250,000	245,195
Series GMTN, 2.75%, 04/26/2021	150,000	149,817
European Investment Bank:
1.25%, 12/16/2019	375,000	367,789
1.63%, 08/14/2020	250,000	244,515
1.63%, 06/15/2021	150,000	144,930
1.75%, 05/15/2020	400,000	393,292
1.88%, 02/10/2025	100,000	93,254
2.00%, 03/15/2021	225,000	220,365
2.00%, 12/15/2022	250,000	240,588
2.13%, 10/15/2021	50,000	48,860
2.13%, 04/13/2026	100,000	93,803
2.25%, 03/15/2022	250,000	244,442
2.38%, 06/15/2022	350,000	343,220
2.38%, 05/24/2027	100,000	94,913
2.50%, 04/15/2021	50,000	49,593
2.50%, 03/15/2023	145,000	142,248
2.50%, 10/15/2024	25,000	24,332
Series DIP, 1.38%, 09/15/2021	200,000	191,050
Security Description	Principal Amount	Value
Series GMTN, 2.38%, 05/13/2021	$ 250,000	$ 247,027
Inter-American Development Bank:
1.88%, 03/15/2021	250,000	244,305
2.13%, 11/09/2020	25,000	24,662
2.38%, 07/07/2027	100,000	95,034
2.50%, 01/18/2023	100,000	98,362
3.00%, 02/21/2024	100,000	100,262
4.38%, 01/24/2044	75,000	89,879
Series GDP, 1.25%, 10/15/2019	100,000	98,357
Series GMTN, 1.63%, 05/12/2020	200,000	196,270
Series GMTN, 1.75%, 09/14/2022	350,000	334,572
Series GMTN, 1.88%, 06/16/2020	135,000	132,952
Series GMTN, 2.13%, 01/18/2022	350,000	341,414
Series GMTN, 2.63%, 04/19/2021	190,000	189,308
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	291,450
2.13%, 11/01/2020	25,000	24,680
Series GDIF, 1.13%, 11/27/2019	50,000	49,003
Series GDIF, 1.25%, 07/26/2019	350,000	345,499
Series GDIF, 1.38%, 05/24/2021	275,000	264,517
Series GDIF, 1.38%, 09/20/2021	300,000	287,193
Series GDIF, 1.63%, 09/04/2020	250,000	244,522
Series GDIF, 1.88%, 04/21/2020	200,000	197,320
Series GDIF, 2.13%, 12/13/2021	400,000	391,068
Series GDIF, 2.50%, 11/25/2024	300,000	292,221
Series GDIF, 2.50%, 07/29/2025	200,000	194,158
Series GDIF, 2.50%, 11/22/2027	250,000	239,728
Series GMTN, 0.88%, 08/15/2019	50,000	49,106
Series GMTN, 4.75%, 02/15/2035	25,000	30,565
International Finance Corp.:
1.75%, 09/16/2019	25,000	24,766
Series GMTN, 1.13%, 07/20/2021	125,000	118,966
Series GMTN, 2.13%, 04/07/2026	100,000	94,090
Series GMTN, 2.25%, 01/25/2021	300,000	296,445
Nordic Investment Bank:

45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 02/01/2022	$ 200,000	$ 194,898
2.25%, 02/01/2021	300,000	296,202
		12,641,484
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	192,526
Series MTN, 1.13%, 08/28/2019	150,000	147,479
		340,005
UNITED STATES — 0.0% (a)
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	195,282
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	227,709
5.10%, 06/18/2050	175,000	172,246
		399,955
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,562,196)		32,630,428
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Farm Credit Banks:
1.55%, 1/10/2020	300,000	295,380
3.50%, 12/20/2023	50,000	51,485
1.50%, 12/19/2019	50,000	49,235
Federal Home Loan Bank:
1.13%, 7/14/2021	400,000	382,268
1.38%, 11/15/2019	750,000	738,832
1.38%, 2/18/2021	100,000	96,804
1.50%, 10/21/2019	350,000	345,576
1.88%, 11/29/2021	700,000	680,834
2.15%, 9/26/2022	50,000	48,386
2.38%, 3/30/2020	500,000	498,495
2.88%, 9/13/2024	50,000	49,817
5.50%, 7/15/2036	135,000	176,591
1.38%, 9/28/2020	500,000	486,515
2.13%, 2/11/2020	250,000	248,065
2.25%, 6/11/2021	75,000	74,057
2.30%, 7/19/2022	100,000	97,502
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	50,000	49,198
1.25%, 8/1/2019	100,000	98,737
1.25%, 10/2/2019	75,000	73,855
1.38%, 8/15/2019	500,000	494,135
1.50%, 1/17/2020	325,000	319,732
1.63%, 10/25/2019	50,000	49,436
1.63%, 9/29/2020	500,000	489,070
2.38%, 2/16/2021	250,000	247,880
2.38%, 1/13/2022	325,000	320,915
2.50%, 10/1/2029	52,424	51,286
2.50%, 1/1/2031	104,012	101,576
Security Description	Principal Amount	Value
2.50%, 5/1/2031	$ 170,285	$ 165,596
2.50%, 6/1/2031	309,626	301,100
2.50%, 10/1/2031	284,465	276,632
2.50%, 12/1/2031	328,719	319,667
2.50%, 12/1/2032	1,447,262	1,406,431
2.50%, 2/1/2033	1,729,067	1,680,286
2.75%, 1/30/2023	150,000	148,165
3.00%, 12/1/2030	134,505	133,954
3.00%, 5/1/2031	106,909	106,470
3.00%, 12/1/2031	525,338	523,184
3.00% 2/1/2032	2,121,405	2,112,706
3.00%, 5/1/2032	846,493	841,216
3.00%, 7/1/2032	263,270	261,629
3.00%, 1/1/2033	1,092,661	1,085,850
3.00%, 5/1/2035	73,817	72,816
3.00%, 6/1/2036	323,921	319,060
3.00%, 2/1/2038	1,274,111	1,250,911
3.00%, 6/1/2045	112,149	109,046
3.00% 8/1/2045	619,150	603,774
3.00%, 4/1/2046	502,712	487,138
3.00%, 6/1/2046	169,303	164,058
3.00%, 8/1/2046	864,169	837,397
3.00%, 9/1/2046	283,028	274,260
3.00%, 10/1/2046	483,100	468,134
3.00% 11/1/2046	1,541,408	1,493,655
3.00% 12/1/2046	1,334,732	1,293,381
3.00%, 1/1/2047	998,204	967,279
3.00% 2/1/2047	1,856,769	1,799,246
3.00%, 11/1/2047	971,590	940,962
3.00%, 1/1/2048	1,516,404	1,468,601
3.00%, 2/1/2048	1,954,600	1,892,984
3.50%, 4/1/2032	489,431	495,624
3.50%, 11/1/2034	316,960	319,713
3.50%, 3/1/2037	434,445	436,564
3.50%, 4/1/2042	348,935	350,351
3.50%, 8/1/2043	732,666	734,424
3.50%, 11/1/2044	62,415	62,312
3.50%, 1/1/2045	81,235	81,101
3.50% 7/1/2045	139,343	139,076
3.50%, 10/1/2045	82,688	82,530
3.50% 12/1/2045	938,285	936,488
3.50%, 1/1/2046	121,551	121,318
3.50%, 3/1/2046	253,074	252,366
3.50%, 4/1/2046	372,389	371,348
3.50%, 6/1/2046	429,751	428,549
3.50%, 8/1/2046	4,526,135	4,517,470
3.50%, 12/1/2046	1,268,266	1,264,721
3.50%, 2/1/2047	875,710	873,262
3.50%, 3/1/2047	885,558	881,410
3.50%, 4/1/2047	579,321	576,607
3.50%, 6/1/2047	615,950	613,065
3.50% 10/1/2047	935,401	931,020
3.50%, 11/1/2047	240,473	239,347
3.50%, 12/1/2047	479,189	476,944
3.50%, 1/1/2048	2,436,398	2,424,985
3.50%, 2/1/2048	3,077,369	3,062,952
4.00%, 4/1/2025	37,232	38,183

46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2042	$ 46,238	$ 47,535
4.00%, 6/1/2042	119,798	123,118
4.00%, 7/1/2042	2,290,137	2,354,351
4.00%, 12/1/2044	57,436	58,884
4.00%, 4/1/2045	48,445	49,558
4.00%, 10/1/2045	115,886	118,549
4.00%, 12/1/2045	190,042	194,409
4.00%, 1/1/2046	786,111	804,172
4.00%, 2/1/2046	297,838	304,681
4.00%, 7/1/2046	1,259,374	1,286,133
4.00%, 1/1/2047	809,655	826,559
4.00%, 2/1/2047	405,877	414,351
4.00%, 6/1/2047	878,362	895,913
4.00%, 9/1/2047	1,004,373	1,024,442
4.00%, 11/1/2047	756,817	771,939
4.00%, 1/1/2048	1,992,947	2,032,768
4.50%, 5/1/2042	1,043,052	1,095,463
4.50%, 5/1/2044	164,350	172,515
4.50%, 12/1/2045	677,290	710,937
4.50%, 9/1/2046	518,551	544,162
4.50%, 4/1/2047	468,806	488,506
4.50%, 10/1/2047	631,636	658,179
4.50%, 12/1/2047	279,470	291,214
5.00%, 7/1/2041	194,719	207,948
5.50%, 8/1/2038	593,296	637,605
6.00%, 7/1/2040	215,375	235,384
6.25%, 7/15/2032	460,000	615,710
Series GMTN, 1.88%, 11/17/2020	300,000	294,399
Series K005, Class A2, 4.32%, 11/25/2019	200,000	202,302
Series K025, Class A2, 2.68%, 10/25/2022	125,000	122,934
Series K028, Class A2, 3.11%, 2/25/2023	100,000	100,131
Series K039, Class A2, 3.30%, 7/25/2024	400,000	403,320
Series K040, Class A2, 3.24%, 9/25/2024	575,000	575,561
Series K049, Class A2, 3.01%, 7/25/2025	200,000	196,591
Series K054, Class A2, 2.75%, 1/25/2026	500,000	481,937
Series K062, Class A2, 3.41%, 12/25/2026	400,000	400,330
Series K716, Class A2, 3.13%, 6/25/2021	250,000	250,303
Series K718, Class A2, 2.79%, 1/25/2022	500,000	494,893
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	497,039
Series K730, Class A2, 3.59%, 1/25/2025	250,000	254,872
TBA, 3.50%, 7/1/2033 (e)	2,200,000	2,223,547
TBA, 4.50%, 7/1/2048 (e)	600,000	624,469
TBA, 1.25%, 7/26/2019	250,000	246,747
TBA, 1.70%, 9/29/2020	100,000	97,705
TBA, 1.75%, 6/29/2020	50,000	49,137
Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.00%, 10/24/2019	$ 200,000	$ 196,192
1.25%, 5/6/2021	275,000	264,668
1.38%, 10/7/2021	325,000	311,516
1.50%, 6/22/2020	100,000	97,949
1.50%, 7/30/2020	500,000	488,825
1.75%, 9/12/2019	75,000	74,374
1.88%, 4/5/2022	500,000	484,430
1.88%, 9/24/2026	500,000	455,865
2.00%, 1/5/2022	150,000	146,235
2.00%, 10/5/2022	250,000	242,182
2.00%, 11/1/2031	168,849	160,008
2.13%, 4/24/2026	200,000	187,698
2.50%, 3/1/2029	303,215	298,231
2.50%, 2/1/2031	162,494	158,802
2.50%, 10/1/2031	271,266	264,009
2.50%, 12/1/2031	479,879	467,041
2.50%, 1/1/2032	161,315	156,999
2.50%, 4/1/2032	1,650,434	1,606,280
2.50%, 10/1/2032	686,296	667,531
2.50%, 12/1/2032	1,408,397	1,369,888
2.50%, 1/1/2033	763,678	742,797
2.63%, 9/6/2024	250,000	246,077
3.00%, 10/1/2028	107,039	107,174
3.00%, 8/1/2029	53,597	53,588
3.00%, 5/1/2030	338,660	339,281
3.00%, 6/1/2030	68,303	68,093
3.00%, 9/1/2030	58,031	57,852
3.00%, 11/1/2030	117,556	117,193
3.00%, 12/1/2030	87,227	86,958
3.00%, 4/1/2031	318,392	317,400
3.00%, 12/1/2031	468,444	466,984
3.00% 2/1/2032	1,907,593	1,901,644
3.00%, 5/1/2032	768,231	764,249
3.00%, 8/1/2032	266,329	264,949
3.00%, 10/1/2032	457,975	455,602
3.00%, 2/1/2033	1,434,644	1,427,209
3.00%, 6/1/2036	98,226	96,812
3.00%, 8/1/2036	491,950	484,866
3.00%, 10/1/2036	254,491	250,827
3.00%, 12/1/2036	440,245	433,906
3.00%, 6/1/2043	325,243	317,914
3.00%, 7/1/2043	96,145	93,959
3.00%, 2/1/2044	824,382	805,643
3.00%, 1/1/2045	1,376,649	1,345,357
3.00%, 5/1/2045	1,134,476	1,108,688
3.00%, 9/1/2045	95,175	92,601
3.00% 11/1/2045	740,187	720,168
3.00%, 12/1/2045	131,113	127,567
3.00%, 5/1/2046	928,161	899,982
3.00%, 7/1/2046	1,068,605	1,036,162
3.00%, 10/1/2046	266,066	257,988
3.00%, 11/1/2046	1,334,923	1,294,395
3.00% 12/1/2046	1,064,340	1,032,027
3.00% 1/1/2047	2,918,710	2,830,098
3.00%, 2/1/2047	915,179	887,395

47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2047	$ 920,946	$ 892,470
3.00%, 11/1/2047	683,529	662,394
3.00%, 2/1/2048	5,118,763	4,964,788
3.50%, 11/1/2025	48,992	49,704
3.50%, 1/1/2027	55,790	56,600
3.50%, 5/1/2029	61,060	61,917
3.50%, 10/1/2029	49,270	49,963
3.50%, 2/1/2031	603,024	612,107
3.50%, 3/1/2032	433,439	439,191
3.50%, 4/1/2032	620,466	628,699
3.50%, 2/1/2033	1,204,509	1,220,493
3.50%, 12/1/2035	66,065	66,707
3.50%, 1/1/2037	424,791	428,751
3.50%, 2/1/2037	650,974	657,042
3.50%, 7/1/2037	363,322	365,300
3.50%, 4/1/2038	789,903	794,114
3.50%, 2/1/2041	136,946	137,580
3.50%, 10/1/2044	50,861	50,806
3.50% 1/1/2045	145,251	145,093
3.50%, 2/1/2045	4,634,861	4,651,350
3.50%, 5/1/2045	61,707	61,624
3.50% 8/1/2045	202,188	201,917
3.50%, 11/1/2045	82,320	82,210
3.50% 12/1/2045	1,026,329	1,024,951
3.50%, 1/1/2046	779,047	778,002
3.50% 2/1/2046	889,115	887,922
3.50% 4/1/2046	604,320	602,942
3.50% 5/1/2046	942,794	940,643
3.50%, 6/1/2046	253,082	252,505
3.50%, 7/1/2046	565,519	564,229
3.50%, 1/1/2047	825,203	823,320
3.50%, 2/1/2047	832,311	830,412
3.50%, 3/1/2047	880,542	878,533
3.50%, 4/1/2047	1,781,011	1,773,668
3.50%, 5/1/2047	664,542	663,026
3.50%, 6/1/2047	908,573	904,828
3.50%, 7/1/2047	1,440,055	1,444,321
3.50%, 9/1/2047	759,224	756,094
3.50%, 10/1/2047	903,296	899,572
3.50%, 11/1/2047	191,903	191,112
3.50%, 12/1/2047	1,352,656	1,347,079
3.50%, 1/1/2048	388,929	387,325
3.50% 2/1/2048	4,211,089	4,197,443
3.50%, 6/1/2048	1,420,045	1,414,171
4.00%, 8/1/2018	1,328	1,362
4.00%, 1/1/2019	2,043	2,097
4.00%, 9/1/2019	22,533	23,127
4.00%, 3/1/2021	27,198	27,915
4.00%, 10/1/2033	199,617	206,259
4.00%, 12/1/2040	78,553	80,770
4.00%, 2/1/2043	443,608	456,128
4.00% 10/1/2043	1,079,335	1,109,713
4.00%, 11/1/2043	355,934	365,324
4.00%, 12/1/2043	315,051	323,363
4.00% 10/1/2044	78,067	80,049
4.00%, 1/1/2045	1,066,765	1,094,907
4.00%, 3/1/2045	65,224	66,738
Security Description	Principal Amount	Value
4.00%, 7/1/2045	$ 71,996	$ 73,667
4.00% 9/1/2045	303,592	310,639
4.00% 12/1/2045	143,541	146,873
4.00%, 4/1/2046	350,761	358,148
4.00%, 7/1/2046	457,372	467,004
4.00%, 11/1/2046	766,851	783,000
4.00%, 12/1/2046	803,811	820,738
4.00%, 4/1/2047	880,287	898,017
4.00%, 7/1/2047	978,143	997,844
4.00%, 8/1/2047	844,479	861,488
4.00%, 9/1/2047	807,540	823,804
4.00%, 12/1/2047	1,052,505	1,073,703
4.00%, 2/1/2048	2,432,431	2,481,423
4.50%, 5/1/2020	3,279	3,303
4.50%, 12/1/2040	184,930	194,416
4.50%, 1/1/2042	86,354	90,692
4.50% 9/1/2043	166,552	175,058
4.50%, 11/1/2043	97,469	102,370
4.50%, 5/1/2044	339,130	356,185
4.50%, 6/1/2044	98,275	103,217
4.50%, 2/1/2046	331,841	348,861
4.50%, 3/1/2046	1,126,774	1,183,438
4.50%, 7/1/2046	413,140	430,727
4.50%, 11/1/2047	1,351,810	1,409,100
4.50%, 4/1/2048	738,786	769,869
5.00%, 1/1/2039	710,006	758,194
5.00%, 6/1/2040	353,276	377,176
5.00%, 7/1/2041	61,284	65,430
5.00%, 5/1/2042	67,309	71,862
5.00%, 11/1/2044	898,077	956,451
5.00%, 1/1/2045	72,083	76,486
5.50%, 2/1/2037	37,362	40,240
5.50%, 4/1/2038	177,134	190,774
5.50%, 9/1/2040	53,489	58,507
5.50%, 9/1/2041	85,900	92,514
5.50% 5/1/2044	1,005,042	1,089,935
5.63%, 7/15/2037	80,000	107,021
6.63%, 11/15/2030	365,000	490,286
7.25%, 5/15/2030	75,000	104,822
Series 2011-M5, Class A2, 2.94%, 7/25/2021	129,373	128,784
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (c)	35,483	34,492
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	145,905
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	750,000	740,092
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	50,000	50,779
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	244,602
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (c)	400,000	389,346
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	250,000	239,192
TBA, 3.50%, 7/1/2048 (e)	500,000	497,648
TBA, 4.00%, 7/1/2048 (e)	6,400,000	6,525,500
TBA, 4.50%, 7/1/2048 (e)	1,000,000	1,041,328

48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
TBA, 5.00%, 7/1/2048 (e)	$ 3,000,000	$ 3,178,359
TBA, 1.00%, 8/28/2019	200,000	196,740
TBA, 1.50%, 2/28/2020	500,000	491,630
Government National Mortgage Association:
3.00%, 1/20/2043	705,714	697,606
3.00%, 5/20/2043	356,172	351,160
3.00%, 12/20/2044	78,024	76,795
3.00%, 3/20/2045	43,188	42,459
3.00%, 4/20/2045	126,163	124,034
3.00%, 6/20/2045	64,186	63,102
3.00%, 7/20/2045	117,123	115,146
3.00%, 8/20/2045	105,545	103,763
3.00%, 4/20/2046	109,348	107,261
3.00%, 5/20/2046	189,719	186,098
3.00%, 7/20/2046	121,089	118,777
3.00%, 8/20/2046	391,894	384,414
3.00%, 9/20/2046	274,078	268,847
3.00%, 10/20/2046	277,258	271,966
3.00%, 11/20/2046	495,252	485,799
3.00%, 12/20/2046	1,939,548	1,902,527
3.00%, 2/20/2047	923,399	905,774
3.00%, 4/20/2047	1,320,696	1,292,836
3.00%, 5/20/2047	974,498	953,942
3.00%, 6/20/2047	456,051	446,431
3.00%, 7/20/2047	910,930	891,715
3.00%, 8/20/2047	451,136	441,620
3.00%, 10/20/2047	676,282	662,016
3.00%, 1/20/2048	2,460,472	2,408,569
3.00%, 2/20/2048	1,482,321	1,451,052
3.00%, 3/20/2048	2,577,763	2,523,386
3.50%, 10/20/2042	567,281	574,280
3.50%, 5/20/2043	84,367	85,250
3.50%, 9/20/2043	58,509	59,122
3.50%, 11/20/2043	459,489	464,298
3.50%, 10/20/2044	62,597	63,108
3.50%, 12/20/2044	42,981	43,333
3.50%, 3/20/2045	40,038	40,324
3.50%, 4/20/2045	121,785	122,653
3.50%, 6/20/2045	81,393	81,973
3.50%, 10/20/2045	3,480,856	3,505,669
3.50%, 1/20/2046	1,312,305	1,321,660
3.50%, 3/20/2046	287,460	289,291
3.50%, 4/20/2046	153,408	154,385
3.50%, 5/20/2046	159,621	160,637
3.50%, 6/20/2046	351,111	353,347
3.50%, 7/20/2046	394,464	396,977
3.50%, 10/20/2046	747,581	752,343
3.50%, 11/20/2046	480,916	483,979
3.50%, 1/20/2047	1,139,917	1,147,178
3.50%, 3/20/2047	1,708,495	1,715,872
3.50%, 5/20/2047	1,326,123	1,331,848
3.50%, 6/20/2047	908,260	912,182
3.50%, 7/20/2047	696,693	699,701
3.50%, 8/20/2047	1,107,923	1,112,706
3.50%, 9/20/2047	477,178	479,238
3.50%, 10/20/2047	458,046	460,024
Security Description	Principal Amount	Value
3.50%, 1/20/2048	$ 4,133,833	$ 4,151,681
3.50%, 2/20/2048	1,926,612	1,934,930
3.50%, 6/20/2048	1,250,000	1,255,434
4.00%, 4/15/2040	66,806	68,977
4.00%, 2/20/2042	27,913	28,859
4.00%, 7/20/2042	18,988	19,621
4.00%, 7/15/2044	64,635	66,718
4.00%, 8/20/2044	39,860	41,133
4.00%, 10/20/2044	356,616	368,003
4.00%, 5/15/2045	70,431	72,565
4.00%, 6/15/2045	144,886	149,277
4.00%, 8/20/2045	43,416	44,769
4.00%, 11/20/2045	525,332	541,703
4.00%, 2/20/2046	407,972	420,685
4.00%, 5/20/2046	433,865	445,729
4.00%, 6/20/2046	290,758	298,709
4.00%, 1/20/2047	955,768	981,902
4.00%, 3/20/2047	477,171	490,218
4.00%, 4/20/2047	910,486	934,105
4.00%, 5/20/2047	622,681	638,834
4.00%, 6/20/2047	4,058,074	4,163,346
4.00%, 7/20/2047	641,839	658,490
4.00%, 8/20/2047	265,671	272,563
4.00%, 1/20/2048	488,497	501,169
4.50%, 1/20/2044	170,955	179,543
4.50%, 11/20/2044	52,649	55,076
4.50%, 12/20/2044	42,346	44,298
4.50%, 4/20/2046	262,871	274,990
4.50%, 6/20/2046	190,215	198,985
4.50%, 7/20/2046	238,301	249,287
4.50%, 4/20/2047	953,902	993,880
4.50%, 8/20/2047	305,532	317,777
4.50%, 11/20/2047	3,020,754	3,141,816
4.50%, 12/20/2047	192,274	199,980
5.00%, 6/15/2040	54,225	57,462
5.00%, 10/15/2041	93,826	98,667
5.00%, 3/20/2044	74,897	79,089
5.00%, 12/20/2045	275,252	293,267
5.00%, 5/20/2048	773,246	813,182
5.50%, 10/20/2043	66,685	72,408
5.50%, 5/20/2045	813,426	878,022
TBA, 3.50%, 7/1/2048 (e)	3,100,000	3,110,898
TBA, 4.00%, 7/1/2048 (e)	1,650,000	1,690,863
TBA, 5.00%, 7/1/2048 (e)	725,000	761,023
Tennessee Valley Authority:
2.25%, 3/15/2020	200,000	198,784
2.88%, 9/15/2024	100,000	99,362
3.50%, 12/15/2042	175,000	175,483
4.25%, 9/15/2065	50,000	56,558
5.25%, 9/15/2039	150,000	188,976
Series A, 2.88%, 2/1/2027	150,000	146,713
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $254,411,288)		248,588,941

49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 36.7%
Treasury Bonds:
2.25%, 8/15/2046	$ 1,425,000	$ 1,226,683
2.50%, 2/15/2045	840,000	765,618
2.50%, 2/15/2046	1,400,000	1,272,530
2.50%, 5/15/2046	1,100,000	999,240
2.75%, 8/15/2042	400,000	384,680
2.75%, 11/15/2042	500,000	480,555
2.75%, 8/15/2047	700,000	667,926
2.75%, 11/15/2047	2,150,000	2,051,487
2.88%, 5/15/2043	1,200,000	1,178,352
2.88%, 8/15/2045	1,480,000	1,450,134
2.88%, 11/15/2046	450,000	440,631
3.00%, 5/15/2042	325,000	326,804
3.00%, 11/15/2044	1,175,000	1,179,206
3.00%, 5/15/2045	1,875,000	1,881,656
3.00%, 11/15/2045	2,400,000	2,408,328
3.00%, 2/15/2047	700,000	702,464
3.00%, 5/15/2047	700,000	702,114
3.00%, 2/15/2048	1,700,000	1,705,814
3.13%, 11/15/2041	800,000	821,576
3.13%, 2/15/2042	475,000	487,720
3.13%, 2/15/2043	2,425,000	2,487,420
3.13%, 8/15/2044	1,250,000	1,282,862
3.13%, 5/15/2048	1,375,000	1,413,418
3.38%, 5/15/2044	1,350,000	1,445,783
3.50%, 2/15/2039	2,500,000	2,723,000
3.63%, 8/15/2043	850,000	946,790
3.63%, 2/15/2044	1,225,000	1,365,887
3.75%, 8/15/2041	700,000	792,113
3.75%, 11/15/2043	1,425,000	1,619,441
3.88%, 8/15/2040	750,000	862,620
4.25%, 5/15/2039	2,500,000	3,014,875
4.25%, 11/15/2040	1,650,000	1,999,701
4.38%, 2/15/2038	775,000	944,493
4.38%, 11/15/2039	350,000	429,723
4.38%, 5/15/2040	575,000	707,313
4.38%, 5/15/2041	300,000	370,374
4.50%, 2/15/2036	2,500,000	3,057,150
4.50%, 8/15/2039	650,000	810,270
4.63%, 2/15/2040	1,190,000	1,509,955
4.75%, 2/15/2037	2,600,000	3,295,188
4.75%, 2/15/2041	650,000	842,094
5.25%, 11/15/2028	450,000	546,070
Treasury Notes:
0.75%, 7/15/2019	2,250,000	2,212,740
0.88%, 9/15/2019	825,000	809,886
1.00%, 8/31/2019	500,000	491,915
1.00%, 9/30/2019	750,000	736,935
1.00%, 10/15/2019	1,000,000	981,840
1.13%, 4/30/2020	100,000	97,521
1.13%, 2/28/2021	850,000	817,887
1.13%, 6/30/2021	2,250,000	2,153,070
1.13%, 7/31/2021	1,175,000	1,122,901
1.13%, 8/31/2021	2,350,000	2,242,253
1.13%, 9/30/2021	1,300,000	1,238,692
Security Description	Principal Amount	Value
1.25%, 8/31/2019	$ 4,150,000	$ 4,094,846
1.25%, 1/31/2020	5,250,000	5,149,935
1.25%, 3/31/2021	200,000	192,846
1.25%, 10/31/2021	1,400,000	1,337,644
1.38%, 7/31/2019	3,500,000	3,462,130
1.38%, 9/30/2019	7,500,000	7,402,950
1.38%, 12/15/2019	6,000,000	5,906,340
1.38%, 2/29/2020	500,000	490,825
1.38%, 4/30/2020	350,000	342,857
1.38%, 5/31/2020	500,000	489,190
1.38%, 8/31/2020	3,200,000	3,121,024
1.38%, 9/15/2020	1,500,000	1,462,200
1.38%, 9/30/2020	550,000	535,783
1.38%, 10/31/2020	1,100,000	1,070,146
1.38%, 1/31/2021	5,500,000	5,332,415
1.38%, 4/30/2021	525,000	507,413
1.38%, 5/31/2021	5,775,000	5,573,972
1.38%, 6/30/2023	2,500,000	2,341,675
1.38%, 9/30/2023	550,000	513,106
1.50%, 10/31/2019	2,250,000	2,222,212
1.50%, 5/31/2020	300,000	294,225
1.50%, 1/31/2022	450,000	432,022
1.50%, 2/28/2023	5,000,000	4,733,700
1.50%, 8/15/2026	1,850,000	1,671,050
1.63%, 8/31/2019	800,000	792,776
1.63%, 12/31/2019	750,000	740,700
1.63%, 3/15/2020	3,500,000	3,448,445
1.63%, 6/30/2020	75,000	73,679
1.63%, 7/31/2020	5,600,000	5,495,056
1.63%, 10/15/2020	1,150,000	1,125,919
1.63%, 8/31/2022	1,150,000	1,101,390
1.63%, 4/30/2023	2,500,000	2,375,425
1.63%, 5/31/2023	1,250,000	1,186,837
1.63%, 2/15/2026	1,925,000	1,766,534
1.63%, 5/15/2026	2,350,000	2,150,085
1.75%, 11/30/2019	2,500,000	2,475,100
1.75%, 10/31/2020	650,000	637,858
1.75%, 11/15/2020	1,350,000	1,324,350
1.75%, 12/31/2020	5,500,000	5,388,735
1.75%, 11/30/2021	1,500,000	1,455,750
1.75%, 2/28/2022	300,000	290,304
1.75%, 3/31/2022	250,000	241,738
1.75%, 4/30/2022	300,000	289,749
1.75%, 5/31/2022	1,000,000	965,120
1.75%, 6/30/2022	3,750,000	3,616,013
1.75%, 1/31/2023	2,925,000	2,803,144
1.75%, 5/15/2023	250,000	238,870
1.88%, 12/31/2019	3,500,000	3,468,990
1.88%, 12/15/2020	5,000,000	4,916,200
1.88%, 2/28/2022	5,500,000	5,347,155
1.88%, 3/31/2022	5,500,000	5,342,370
1.88%, 4/30/2022	6,000,000	5,822,640
1.88%, 5/31/2022	100,000	96,978
1.88%, 7/31/2022	1,000,000	968,180
1.88%, 8/31/2022	150,000	145,125
1.88%, 9/30/2022	500,000	483,395
1.88%, 8/31/2024	1,850,000	1,755,169

50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 2/28/2021	$ 750,000	$ 738,367
2.00%, 5/31/2021	350,000	343,963
2.00%, 10/31/2021	6,000,000	5,875,080
2.00%, 11/15/2021	500,000	489,520
2.00%, 12/31/2021	3,000,000	2,933,550
2.00%, 7/31/2022	100,000	97,299
2.00%, 10/31/2022	5,000,000	4,855,150
2.00%, 11/30/2022	2,000,000	1,941,440
2.00%, 2/15/2023	500,000	484,460
2.00%, 5/31/2024	1,750,000	1,675,293
2.00%, 6/30/2024	350,000	334,796
2.00%, 2/15/2025	2,375,000	2,259,314
2.00%, 8/15/2025	1,500,000	1,421,250
2.00%, 11/15/2026	2,250,000	2,109,082
2.13%, 8/31/2020	1,650,000	1,635,035
2.13%, 8/15/2021	5,500,000	5,415,410
2.13%, 6/30/2022	4,500,000	4,403,115
2.13%, 12/31/2022	3,900,000	3,802,227
2.13%, 11/30/2023	1,000,000	968,090
2.13%, 3/31/2024	975,000	941,226
2.13%, 9/30/2024	1,500,000	1,442,235
2.13%, 11/30/2024	1,250,000	1,200,400
2.13%, 5/15/2025	2,350,000	2,249,115
2.25%, 12/31/2023	1,750,000	1,703,922
2.25%, 1/31/2024	1,000,000	973,060
2.25%, 10/31/2024	1,250,000	1,210,163
2.25%, 11/15/2024	1,675,000	1,620,998
2.25%, 12/31/2024	1,250,000	1,209,037
2.25%, 11/15/2025	1,975,000	1,899,930
2.25%, 2/15/2027	2,000,000	1,909,140
2.25%, 8/15/2027	2,000,000	1,903,820
2.25%, 11/15/2027	4,000,000	3,802,720
2.38%, 3/15/2021	1,000,000	994,040
2.38%, 4/15/2021	750,000	745,252
2.38%, 1/31/2023	1,500,000	1,477,740
2.38%, 8/15/2024	1,950,000	1,904,038
2.38%, 5/15/2027	3,900,000	3,756,246
2.50%, 6/30/2020	2,500,000	2,498,437
2.50%, 3/31/2023	1,250,000	1,237,687
2.50%, 5/15/2024	5,000,000	4,922,250
2.50%, 1/31/2025	1,000,000	981,820
2.63%, 8/15/2020	150,000	150,209
2.63%, 11/15/2020	250,000	250,243
2.63%, 6/15/2021	1,350,000	1,350,158
2.63%, 2/28/2023	2,000,000	1,992,040
2.63%, 6/30/2023	1,350,000	1,343,408
2.63%, 3/31/2025	1,000,000	988,720
2.75%, 4/30/2023	3,250,000	3,253,315
2.75%, 5/31/2023	1,500,000	1,501,950
2.75%, 11/15/2023	1,500,000	1,499,775
2.75%, 2/15/2024	100,000	99,885
2.75%, 2/28/2025	2,250,000	2,242,282
2.75%, 6/30/2025	2,750,000	2,737,969
2.88%, 4/30/2025	1,250,000	1,255,075
2.88%, 5/31/2025	3,900,000	3,915,366
3.63%, 2/15/2020	1,350,000	1,373,909
3.63%, 2/15/2021	1,600,000	1,640,896
Security Description	Principal Amount	Value
U.S. Treasury Notes:
1.25%, 7/31/2023	$ 250,000	$ 232,368
1.88%, 1/31/2022	1,850,000	1,799,902
2.00%, 8/31/2021	300,000	294,165
2.75%, 2/15/2028	1,750,000	1,734,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $313,125,857)		305,538,302
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	36,554
California, State General Obligation:
7.30%, 10/1/2039	125,000	177,100
7.50%, 4/1/2034	100,000	140,449
7.55%, 4/1/2039	100,000	147,464
California, State University Series B, 3.90%, 11/1/2047	100,000	100,363
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	123,883
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	30,311
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	67,239
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	263,128
State of California 7.60%, 11/1/2040	250,000	375,992
University of California Series AX, 3.06%, 7/1/2025	300,000	291,945
		1,754,428
FLORIDA — 0.0% (a)
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	148,599
Series A, 3.00%, 7/1/2020	100,000	100,282
		248,881
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	206,489
ILLINOIS — 0.1%
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	261,352
State of Illinois:
5.10%, 6/1/2033	50,000	47,318
6.63%, 2/1/2035	200,000	211,922
7.35%, 7/1/2035	100,000	111,661
		632,253

51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	$ 100,000	$ 103,150
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	100,000	94,502
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	100,000	140,744
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	30,680
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	250,000	265,517
5.65%, 11/1/2040	100,000	123,872
Series 192, 4.81%, 10/15/2065	25,000	28,136
		448,205
OHIO — 0.0% (a)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	225,739
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	126,059
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	117,371
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	138,903
		256,274
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	49,891
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,380,799)		4,286,615
MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	100,344
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	88,116
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	49,592
BENCHMARK Mortgage Trust Series 2018-B2, Class A5, 3.88%, 2/15/2051	130,000	131,277
Security Description	Principal Amount	Value
CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	$ 100,000	$ 97,774
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	302,528
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	605,149
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,238
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	244,441
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	102,780
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	411,043
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	100,111
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,179
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	302,361
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	65,104
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	103,428
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	409,442
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	149,458
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	244,843
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.18%, 7/10/2046 (c)	80,000	82,795
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	103,681
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	147,725
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	187,986

52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	$ 300,000	$ 299,124
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	62,070
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	51,497
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	99,887
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	100,607
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.90%, 3/15/2049 (c)	300,000	314,937
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	489,619
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	299,918
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	196,018
Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	197,829
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	196,411
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	294,518
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	218,434
UBS Commercial Mortgage Trust Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	404,932
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	173,326
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	225,000	224,266
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	$ 100,000	$ 98,700
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	297,919
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	286,480
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	248,044
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	214,566
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	75,693
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	111,873
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	102,662
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,603,741)		9,213,725

	Shares
SHORT-TERM INVESTMENT — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g) (Cost $29,124,312)	29,124,312	29,124,312
TOTAL INVESTMENTS — 101.0% (Cost $865,504,538)		841,815,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(7,927,489)
NET ASSETS — 100.0%		$ 833,887,579

53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2018. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.

BKNT	= Bank Notes
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 145,143	$—	$ 145,143
Aerospace & Defense	—	4,140,008	—	4,140,008
Agriculture	—	2,313,234	—	2,313,234
Airlines	—	888,413	—	888,413
Apparel	—	74,542	—	74,542
Auto Manufacturers	—	4,268,670	—	4,268,670
Auto Parts & Equipment	—	73,492	—	73,492
Banks	—	47,060,306	—	47,060,306
Beverages	—	5,775,182	—	5,775,182
Biotechnology	—	3,206,270	—	3,206,270
Building Materials	—	794,509	—	794,509
Chemicals	—	3,204,636	—	3,204,636
Commercial Services	—	1,667,861	—	1,667,861
Computers	—	5,765,827	—	5,765,827
Cosmetics/Personal Care	—	1,557,900	—	1,557,900
Distribution & Wholesale	—	51,465	—	51,465
Diversified Financial Services	—	5,995,339	—	5,995,339
Electric	—	13,275,022	—	13,275,022
Electrical Components & Equipment	—	121,230	—	121,230
Electronics	—	703,787	—	703,787
Environmental Control	—	676,822	—	676,822
Food	—	3,686,794	—	3,686,794
Forest Products & Paper	—	737,883	—	737,883
Gas	—	1,018,358	—	1,018,358
Hand & Machine Tools	—	49,897	—	49,897
Health Care Products	—	3,847,953	—	3,847,953
Health Care Services	—	3,378,644	—	3,378,644
Home Builders	—	39,680	—	39,680
Home Furnishings	—	23,275	—	23,275
Household Products & Wares	—	169,131	—	169,131
Housewares	—	344,008	—	344,008
Insurance	—	6,347,263	—	6,347,263
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet	$ —	$ 2,767,817	$—	2,767,817
Investment Company Security	—	121,220	—	121,220
Iron/Steel	—	484,156	—	484,156
Leisure Time	—	138,874	—	138,874
Lodging	—	217,858	—	217,858
Machinery, Construction & Mining	—	1,052,740	—	1,052,740
Machinery-Diversified	—	921,066	—	921,066
Media	—	7,054,287	—	7,054,287
Metal Fabricate & Hardware	—	72,541	—	72,541
Mining	—	1,155,731	—	1,155,731
Miscellaneous Manufacturer	—	1,923,430	—	1,923,430
Office & Business Equipment	—	97,737	—	97,737
Oil & Gas	—	13,579,762	—	13,579,762
Oil & Gas Services	—	680,530	—	680,530
Packaging & Containers	—	305,548	—	305,548
Pharmaceuticals	—	11,688,927	—	11,688,927
Pipelines	—	7,353,747	—	7,353,747
Real Estate	—	256,567	—	256,567
Real Estate Investment Trusts	—	6,260,449	—	6,260,449
Retail	—	5,992,100	—	5,992,100
Semiconductors	—	3,540,310	—	3,540,310
Software	—	6,224,536	—	6,224,536
Telecommunications	—	9,758,619	—	9,758,619
Textiles	—	147,189	—	147,189
Toys/Games/Hobbies	—	27,808	—	27,808
Transportation	—	4,115,881	—	4,115,881
Trucking & Leasing	—	97,565	—	97,565
Water	—	255,852	—	255,852
Asset-Backed Securities
Automobile	—	1,989,757	—	1,989,757
Credit Card	—	2,747,597	—	2,747,597
Foreign Government Obligations	—	32,630,428	—	32,630,428
U.S. Government Agency Obligations	—	248,588,941	—	248,588,941
U.S. Treasury Obligations	—	305,538,302	—	305,538,302
Municipal Bonds & Notes	—	4,286,615	—	4,286,615
Mortgage-Backed Securities	—	9,213,725	—	9,213,725
Short-Term Investment	29,124,312	—	—	29,124,312
TOTAL INVESTMENTS	$29,124,312	$812,690,756	$—	$841,815,068
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,567,027	$47,567,027	$158,395,563	$176,838,278	$—	$—	29,124,312	$29,124,312	$309,391	$—
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 93.8%
AUSTRALIA — 4.5%
AGL Energy, Ltd.	60,629	$ 1,007,008
Alumina, Ltd.	181,849	376,205
Amcor, Ltd.	104,784	1,115,617
AMP, Ltd.	271,033	712,900
APA Group	115,276	838,941
Aristocrat Leisure, Ltd.	51,132	1,167,367
ASX, Ltd.	18,612	885,457
Aurizon Holdings, Ltd.	198,442	634,860
AusNet Services	166,782	197,779
Australia & New Zealand Banking Group, Ltd.	255,443	5,329,849
Bank of Queensland, Ltd.	30,202	227,387
Bendigo & Adelaide Bank, Ltd.	50,810	406,944
BHP Billiton PLC	183,393	4,130,647
BHP Billiton, Ltd.	286,712	7,183,397
BlueScope Steel, Ltd.	45,657	582,243
Boral, Ltd.	94,366	455,287
Brambles, Ltd.	139,052	912,318
Caltex Australia, Ltd.	21,064	506,424
Challenger, Ltd.	47,153	412,145
CIMIC Group, Ltd.	8,408	262,778
Coca-Cola Amatil, Ltd.	47,457	322,585
Cochlear, Ltd.	4,589	678,693
Commonwealth Bank of Australia	156,347	8,417,721
Computershare, Ltd.	38,022	517,746
Crown Resorts, Ltd.	39,227	391,269
CSL, Ltd.	39,527	5,625,374
Dexus REIT	98,660	707,810
Domino's Pizza Enterprises, Ltd.	4,890	188,670
Flight Centre Travel Group, Ltd.	4,796	225,545
Fortescue Metals Group, Ltd. (a)	127,518	413,611
Goodman Group REIT	157,383	1,118,637
GPT Group REIT	176,292	659,082
Harvey Norman Holdings, Ltd. (a)	23,187	56,877
Healthscope, Ltd.	133,386	217,800
Incitec Pivot, Ltd.	140,506	376,841
Insurance Australia Group, Ltd.	218,612	1,377,778
LendLease Group	55,710	815,406
Macquarie Group, Ltd.	28,692	2,621,266
Medibank Pvt, Ltd.	221,790	478,499
Mirvac Group REIT	298,378	478,391
National Australia Bank, Ltd.	243,744	4,936,273
Newcrest Mining, Ltd.	67,073	1,080,340
Oil Search, Ltd.	131,880	867,212
Orica, Ltd.	31,202	409,201
Origin Energy, Ltd. (b)	161,772	1,198,838
QBE Insurance Group, Ltd.	127,329	916,310
Ramsay Health Care, Ltd.	13,734	547,755
REA Group, Ltd.	4,706	315,957
Santos, Ltd. (b)	150,423	696,848
Scentre Group REIT	480,964	1,560,031
SEEK, Ltd.	31,999	515,642
Sonic Healthcare, Ltd.	32,085	581,508
Security Description	Shares	Value
South32, Ltd. (c)	10,757	$ 28,915
South32, Ltd. (c)	467,268	1,246,320
Stockland REIT	232,182	681,044
Suncorp Group, Ltd.	118,443	1,276,794
Sydney Airport (a)	89,714	474,602
Tabcorp Holdings, Ltd.	183,580	604,946
Telstra Corp., Ltd.	363,806	704,251
TPG Telecom, Ltd. (a)	37,112	141,762
Transurban Group Stapled Security	198,430	1,754,921
Treasury Wine Estates, Ltd.	58,287	748,906
Vicinity Centres REIT	329,774	631,062
Wesfarmers, Ltd.	99,075	3,613,228
Westpac Banking Corp.	301,294	6,522,503
Woodside Petroleum, Ltd.	83,583	2,189,842
Woolworths Group, Ltd.	114,584	2,583,834
		89,863,999
AUSTRIA — 0.2%
ANDRITZ AG	6,363	337,728
Erste Group Bank AG (b)	26,647	1,112,244
OMV AG	11,628	659,400
Raiffeisen Bank International AG	12,937	397,100
Voestalpine AG	9,270	426,975
		2,933,447
BELGIUM — 0.7%
Ageas	16,471	830,959
Anheuser-Busch InBev SA	66,593	6,725,435
Colruyt SA	4,570	260,756
Groupe Bruxelles Lambert SA	7,722	814,309
KBC Group NV	22,424	1,731,098
Proximus SADP	12,663	285,492
Solvay SA	6,969	879,980
Telenet Group Holding NV (b)	3,963	185,080
UCB SA	11,921	937,263
Umicore SA	18,145	1,041,253
		13,691,625
BRAZIL — 1.3%
Ambev SA	415,367	1,941,129
Atacadao Distribuicao Comercio e Industria Ltda	39,400	155,044
B3 SA - Brasil Bolsa Balcao	188,601	1,002,467
Banco Bradesco SA Preference Shares	295,656	2,067,148
Banco Bradesco SA	79,843	505,945
Banco do Brasil SA	68,900	513,070
Banco Santander Brasil SA	36,000	274,159
BB Seguridade Participacoes SA	57,100	363,016
BR Malls Participacoes SA	53,082	133,829
Braskem SA Class A, Preference Shares	12,900	170,194
BRF SA (b)	31,600	147,840
CCR SA	99,100	260,667
Centrais Eletricas Brasileiras SA (b)	16,300	51,644

56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA Class B, Preference Shares (b)	28,700	$ 101,077
Cia Brasileira de Distribuicao Preference Shares	16,500	334,040
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	156,784
Cia Energetica de Minas Gerais Preference Shares	75,264	142,805
Cia Paranaense de Energia Preference Shares	1,300	7,407
Cia Siderurgica Nacional SA (b)	41,500	84,782
Cielo SA	117,039	502,543
Cosan SA Industria e Comercio	10,500	96,010
EDP - Energias do Brasil SA	41,174	148,434
Embraer SA	58,200	366,983
Engie Brasil Energia SA	12,853	114,352
Equatorial Energia SA	15,000	221,370
Fibria Celulose SA	24,300	458,349
Gerdau SA Preference Shares	95,600	345,635
Hypera SA	30,200	216,724
IRB Brasil Resseguros S/A	9,600	120,643
Itau Unibanco Holding SA Preference Shares	282,369	2,960,640
Itausa - Investimentos Itau SA Preference Shares	385,265	919,253
JBS SA	45,600	110,225
Klabin SA	61,328	312,426
Kroton Educacional SA	110,800	268,404
Localiza Rent a Car SA	34,020	209,829
Lojas Americanas SA Preference Shares	74,181	321,411
Lojas Renner SA	57,110	435,962
M Dias Branco SA	7,900	76,795
Magazine Luiza SA	6,700	222,886
Multiplan Empreendimentos Imobiliarios SA	5,238	77,602
Natura Cosmeticos SA	13,800	108,574
Odontoprev SA	29,800	101,234
Petrobras Distribuidora SA	30,600	145,468
Petroleo Brasileiro SA Preference Shares	352,500	1,574,953
Petroleo Brasileiro SA	271,300	1,369,404
Porto Seguro SA	12,800	135,339
Raia Drogasil SA	18,800	324,458
Rumo SA (b)	100,787	369,365
Sul America SA	17,891	85,005
Suzano Papel e Celulose SA	42,900	501,433
Telefonica Brasil SA Preference Shares	35,985	427,809
TIM Participacoes SA	56,500	193,552
Transmissora Alianca de Energia Eletrica SA	11,700	56,867
Ultrapar Participacoes SA	34,800	415,621
Vale SA	277,106	3,571,681
WEG SA	75,970	320,869
		26,621,155
Security Description	Shares	Value
CANADA — 6.2%
Agnico Eagle Mines, Ltd.	21,800	$ 998,811
Alimentation Couche-Tard, Inc. Class B	37,500	1,628,055
AltaGas, Ltd. (a)	12,300	253,864
ARC Resources, Ltd.	25,500	263,248
Atco, Ltd. Class I	4,900	151,159
Bank of Montreal	56,700	4,380,139
Bank of Nova Scotia (a)	104,800	5,930,527
Barrick Gold Corp.	105,600	1,386,379
BCE, Inc.	14,979	606,243
BlackBerry, Ltd. (b)	49,800	480,036
Bombardier, Inc. Class B (b)	183,600	725,774
Brookfield Asset Management, Inc. Class A	73,550	2,981,810
CAE, Inc.	19,300	400,686
Cameco Corp.	33,200	373,278
Canadian Imperial Bank of Commerce	39,000	3,390,505
Canadian National Railway Co. (a)	65,200	5,329,702
Canadian Natural Resources, Ltd.	106,200	3,830,773
Canadian Pacific Railway, Ltd.	12,900	2,362,589
Canadian Tire Corp., Ltd. Class A	6,200	808,788
Canadian Utilities, Ltd. Class A	9,200	232,194
CCL Industries, Inc. Class B	11,800	578,137
Cenovus Energy, Inc.	91,300	947,391
CGI Group, Inc. Class A (b)	22,600	1,431,302
CI Financial Corp.	26,300	472,438
Constellation Software, Inc.	1,800	1,395,104
Crescent Point Energy Corp. (a)	39,500	290,068
Dollarama, Inc.	27,000	1,045,969
Emera, Inc.	4,400	143,160
Empire Co., Ltd. Class A	13,400	268,825
Enbridge, Inc.	149,000	5,323,653
Encana Corp.	89,700	1,170,815
Fairfax Financial Holdings, Ltd.	2,400	1,344,015
Finning International, Inc.	15,500	382,360
First Capital Realty, Inc. (a)	10,500	164,909
First Quantum Minerals, Ltd.	64,600	951,235
Fortis, Inc.	38,100	1,217,045
Franco-Nevada Corp.	16,900	1,232,700
George Weston, Ltd.	3,700	301,693
Gildan Activewear, Inc.	18,900	532,036
Goldcorp, Inc.	75,800	1,040,093
Great-West Lifeco, Inc.	28,600	702,689
H&R Real Estate Investment Trust	7,500	114,714
Husky Energy, Inc.	25,655	399,613
Hydro One, Ltd. (d)	28,800	438,749
IGM Financial, Inc. (a)	6,600	191,209
Imperial Oil, Ltd.	28,100	933,498
Industrial Alliance Insurance & Financial Services, Inc.	7,700	297,066
Intact Financial Corp.	12,200	864,837
Inter Pipeline, Ltd. (a)	36,400	681,817
Keyera Corp. (a)	18,300	508,886

57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kinross Gold Corp. (b)	88,700	$ 333,775
Linamar Corp.	3,900	171,393
Loblaw Cos., Ltd.	20,200	1,038,063
Lundin Mining Corp.	55,000	305,637
Magna International, Inc.	31,500	1,830,925
Manulife Financial Corp.	172,900	3,104,563
Methanex Corp.	8,900	628,944
Metro, Inc.	23,057	783,319
National Bank of Canada (a)	30,900	1,482,693
Nutrien, Ltd.	55,818	3,034,782
Onex Corp.	6,800	498,789
Open Text Corp. (a)	25,100	882,874
Pembina Pipeline Corp. (a)	45,336	1,569,157
Power Corp. of Canada	33,600	751,974
Power Financial Corp.	21,000	490,897
PrairieSky Royalty, Ltd. (a)	15,294	301,706
Restaurant Brands International, Inc.	21,546	1,298,869
RioCan Real Estate Investment Trust	12,200	223,977
Rogers Communications, Inc. Class B	32,600	1,547,413
Royal Bank of Canada	127,400	9,587,081
Saputo, Inc.	20,400	676,924
Seven Generations Energy, Ltd. Class A (b)	17,900	197,173
Shaw Communications, Inc. Class B	40,100	816,358
Shopify, Inc. Class A (b)	7,800	1,136,750
SmartCentres Real Estate Investment Trust	5,700	132,290
SNC-Lavalin Group, Inc.	14,000	617,918
Sun Life Financial, Inc.	54,400	2,184,767
Suncor Energy, Inc.	144,664	5,883,556
Teck Resources, Ltd. Class B	52,000	1,323,866
TELUS Corp.	19,100	678,072
Thomson Reuters Corp.	24,900	1,004,177
Toronto-Dominion Bank	161,600	9,347,481
Tourmaline Oil Corp.	22,600	403,568
TransCanada Corp. (a)	78,000	3,372,717
Turquoise Hill Resources, Ltd. (b)	78,900	223,124
Valeant Pharmaceuticals International, Inc. (b)	27,800	646,684
Vermilion Energy, Inc. (a)	12,300	443,303
West Fraser Timber Co., Ltd.	5,700	392,104
Wheaton Precious Metals Corp.	41,800	922,145
WSP Global, Inc. (a)	9,000	473,587
		122,623,981
CHILE — 0.3%
AES Gener SA	22,037	5,414
Aguas Andinas SA Class A	220,856	121,015
Antofagasta PLC	28,888	377,580
Banco de Chile	2,172,797	336,009
Banco de Credito e Inversiones SA	4,013	267,971
Banco Santander Chile	6,282,882	494,779
Cencosud SA	153,516	379,684
Security Description	Shares	Value
Cia Cervecerias Unidas SA	7,183	$ 90,205
Colbun SA	622,750	129,123
Embotelladora Andina SA Class B, Preference Shares	22,750	88,527
Empresa Nacional de Telecomunicaciones SA	7,195	66,878
Empresas CMPC SA	107,700	397,635
Empresas COPEC SA	37,051	571,832
Enel Americas SA	2,355,987	415,038
Enel Chile SA	2,451,823	242,868
Itau CorpBanca	13,434,953	131,781
Latam Airlines Group SA	26,499	263,840
SACI Falabella	71,485	658,122
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	9,754	470,991
		5,509,292
CHINA — 7.3%
3SBio, Inc. (d)	100,500	228,274
51job, Inc. ADR (b)	2,200	214,808
58.com, Inc. ADR (b)	7,400	513,116
AAC Technologies Holdings, Inc.	68,000	957,753
Agile Group Holdings, Ltd.	148,000	252,029
Agricultural Bank of China, Ltd. Class H	2,567,000	1,200,809
Air China, Ltd. Class H	148,000	142,992
Alibaba Group Holding, Ltd. ADR (b)	102,700	19,053,931
Alibaba Health Information Technology, Ltd. (a)(b)	341,500	329,510
Aluminum Corp. of China, Ltd. Class H (b)	344,000	151,711
Angang Steel Co., Ltd. Class H (a)	150,000	135,365
Anhui Conch Cement Co., Ltd. Class H	125,000	716,976
ANTA Sports Products, Ltd.	108,000	571,975
Autohome, Inc. ADR	5,200	525,200
AviChina Industry & Technology Co., Ltd. Class H	188,000	111,907
BAIC Motor Corp., Ltd. Class H (d)	155,000	148,175
Baidu, Inc. ADR (b)	24,700	6,002,100
Bank of China, Ltd. Class H	6,943,000	3,442,539
Bank of Communications Co., Ltd. Class H	708,000	542,363
Beijing Capital International Airport Co., Ltd. Class H	110,000	115,953
Beijing Enterprises Holdings, Ltd.	38,000	185,024
Beijing Enterprises Water Group, Ltd. (b)	484,000	264,041
BOC Hong Kong Holdings, Ltd.	333,000	1,568,342
Brilliance China Automotive Holdings, Ltd.	242,000	436,778
BYD Co., Ltd. Class H (a)	65,000	393,954

58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
BYD Electronic International Co., Ltd. (a)	72,000	$ 98,564
CGN Power Co., Ltd. Class H (d)	958,600	248,037
China Cinda Asset Management Co., Ltd. Class H	563,592	181,029
China CITIC Bank Corp., Ltd. Class H	732,000	458,115
China Communications Construction Co., Ltd. Class H	369,000	356,515
China Communications Services Corp., Ltd. Class H	250,000	158,372
China Conch Venture Holdings, Ltd.	161,500	590,795
China Construction Bank Corp. Class H	8,574,000	7,923,255
China Eastern Airlines Corp., Ltd. Class H	192,000	129,950
China Everbright Bank Co., Ltd. Class H	221,300	95,059
China Everbright International, Ltd.	158,000	204,210
China Everbright, Ltd.	66,000	121,140
China Evergrande Group (a)(b)	287,000	731,634
China Galaxy Securities Co., Ltd. Class H	212,300	109,053
China Huarong Asset Management Co., Ltd. Class H (d)	841,000	243,335
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	66,000	—
China International Capital Corp., Ltd. Class H (a)(d)	91,200	162,512
China Jinmao Holdings Group, Ltd.	592,000	297,304
China Life Insurance Co., Ltd. Class H	662,000	1,708,697
China Literature, Ltd. (a)(b)(d)	16,000	150,304
China Longyuan Power Group Corp., Ltd. Class H	379,000	305,308
China Medical System Holdings, Ltd.	122,000	243,830
China Mengniu Dairy Co., Ltd. (b)	220,000	745,910
China Merchants Bank Co., Ltd. Class H	355,500	1,311,808
China Merchants Port Holdings Co., Ltd.	92,776	188,498
China Minsheng Banking Corp., Ltd. Class H (a)	546,600	390,854
China Mobile, Ltd.	537,000	4,770,778
China Molybdenum Co., Ltd. Class H (a)	354,000	171,462
China National Building Material Co., Ltd. Class H	338,000	334,749
China Oilfield Services, Ltd. Class H	86,000	81,227
China Overseas Land & Investment, Ltd.	346,000	1,140,037
Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	230,400	$ 891,299
China Petroleum & Chemical Corp. Class H	2,296,000	2,051,502
China Power International Development, Ltd.	606,000	139,808
China Railway Construction Corp., Ltd. Class H	187,000	189,492
China Railway Group, Ltd. Class H	423,000	319,186
China Railway Signal & Communication Corp., Ltd. Class H (d)	210,000	149,093
China Reinsurance Group Corp. Class H	499,000	109,398
China Resources Beer Holdings Co., Ltd.	164,721	799,938
China Resources Gas Group, Ltd.	78,000	338,030
China Resources Land, Ltd.	259,333	874,310
China Resources Pharmaceutical Group, Ltd. (d)	177,000	245,011
China Resources Power Holdings Co., Ltd.	126,055	222,050
China Shenhua Energy Co., Ltd. Class H	269,500	639,618
China Southern Airlines Co., Ltd. Class H	162,000	127,404
China State Construction International Holdings, Ltd.	184,750	189,567
China Taiping Insurance Holdings Co., Ltd.	132,000	413,055
China Telecom Corp., Ltd. Class H	1,120,000	523,922
China Unicom Hong Kong, Ltd.	484,000	604,580
China Vanke Co., Ltd. Class H	100,200	350,584
Chong Sing Holdings FinTech Group (a)(b)	1,484,000	174,022
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	117,859
CIFI Holdings Group Co., Ltd.	288,000	183,179
CITIC Securities Co., Ltd. Class H	190,500	380,735
CITIC, Ltd.	462,000	651,297
CNOOC, Ltd.	1,583,000	2,732,006
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	104,162
COSCO SHIPPING Ports, Ltd.	131,698	109,784
Country Garden Holdings Co., Ltd.	666,000	1,171,482
CRRC Corp., Ltd. Class H	430,350	334,058
CSPC Pharmaceutical Group, Ltd.	410,000	1,238,552
Ctrip.com International, Ltd. ADR (b)	35,500	1,690,865
Dali Foods Group Co., Ltd. (d)	180,500	139,192
Dongfeng Motor Group Co., Ltd. Class H	186,000	196,776
ENN Energy Holdings, Ltd.	78,000	767,031

59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Far East Horizon, Ltd.	121,000	$ 117,369
Fosun International, Ltd.	260,500	490,090
Future Land Development Holdings, Ltd. (b)	156,000	141,177
Fuyao Glass Industry Group Co., Ltd. Class H (d)	23,600	79,715
GDS Holdings, Ltd. ADR (b)	5,200	208,468
Geely Automobile Holdings, Ltd.	446,000	1,156,862
Genscript Biotech Corp.	68,000	188,084
GF Securities Co., Ltd. Class H	93,400	136,193
GOME Retail Holdings, Ltd. (a)(b)	972,000	99,115
Great Wall Motor Co., Ltd. Class H (a)	201,000	153,720
Greentown China Holdings, Ltd.	76,000	101,909
Guangdong Investment, Ltd.	284,000	451,044
Guangzhou Automobile Group Co., Ltd. Class H	198,800	194,354
Guangzhou R&F Properties Co., Ltd. Class H	77,600	156,675
Guotai Junan Securities Co., Ltd. Class H (d)	52,600	111,831
Haitian International Holdings, Ltd.	53,000	125,112
Haitong Securities Co., Ltd. Class H	271,200	274,123
Hengan International Group Co., Ltd.	58,000	558,158
Huaneng Power International, Inc. Class H	388,000	257,168
Huaneng Renewables Corp., Ltd. Class H	418,629	139,268
Huatai Securities Co., Ltd. Class H (d)	115,000	182,934
Huazhu Group, Ltd. ADR	11,600	487,084
Industrial & Commercial Bank of China, Ltd. Class H	6,105,000	4,567,788
Inner Mongolia Yitai Coal Co., Ltd. Class B	93,400	127,398
JD.com, Inc. ADR (a)(b)	63,500	2,473,325
Jiangsu Expressway Co., Ltd. Class H	98,000	116,794
Jiangxi Copper Co., Ltd. Class H	75,000	95,597
Kaisa Group Holdings, Ltd.	292,000	124,684
Kingdee International Software Group Co., Ltd.	174,000	178,093
Kingsoft Corp., Ltd.	54,000	163,815
Kunlun Energy Co., Ltd.	290,000	253,943
KWG Property Holding, Ltd.	111,000	139,503
Lenovo Group, Ltd. (a)	620,000	335,863
Logan Property Holdings Co., Ltd.	120,000	162,438
Longfor Properties Co., Ltd.	128,000	345,066
Luye Pharma Group, Ltd. (a)	154,500	158,528
Meitu, Inc. (a)(b)(d)	130,000	113,505
Minth Group, Ltd.	48,000	202,818
MMG, Ltd. (b)	212,000	148,351
Security Description	Shares	Value
Momo, Inc. ADR (b)	10,400	$ 452,400
NetEase, Inc. ADR	7,000	1,768,690
New China Life Insurance Co., Ltd. Class H	72,300	300,887
New Oriental Education & Technology Group, Inc. ADR	13,200	1,249,512
Nexteer Automotive Group, Ltd.	84,000	124,199
Noah Holdings, Ltd. ADR (a)(b)	2,500	130,375
People's Insurance Co. Group of China, Ltd. Class H	770,000	362,159
PetroChina Co., Ltd. Class H	1,926,000	1,465,591
PICC Property & Casualty Co., Ltd. Class H	545,700	589,141
Ping An Insurance Group Co. of China, Ltd. Class H	455,500	4,191,869
Postal Savings Bank of China Co., Ltd. Class H (d)	244,000	158,925
Semiconductor Manufacturing International Corp. (a)(b)	249,300	324,119
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	144,313
Shanghai Electric Group Co., Ltd. Class H (b)	24,000	8,076
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	183,823
Shanghai Industrial Holdings, Ltd.	53,000	123,491
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	46,620	66,573
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	50,200	138,530
Shenzhen Investment, Ltd.	284,000	103,530
Shenzhou International Group Holdings, Ltd.	74,000	913,510
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	72,717
SINA Corp. (b)	5,800	491,202
Sino-Ocean Group Holding, Ltd.	192,000	111,596
Sinopec Engineering Group Co., Ltd. Class H	115,500	120,720
Sinopec Shanghai Petrochemical Co., Ltd. Class H	210,000	127,947
Sinopharm Group Co., Ltd. Class H	100,000	402,144
Sinotrans, Ltd. Class H	286,000	150,921
Sinotruk Hong Kong, Ltd.	97,000	159,741
SOHO China, Ltd.	46,000	21,870
Sunac China Holdings, Ltd.	223,000	780,242
Sunny Optical Technology Group Co., Ltd.	62,300	1,159,373
TAL Education Group ADR (b)	30,600	1,126,080
Tencent Holdings, Ltd.	505,900	25,393,498
Tingyi Cayman Islands Holding Corp.	170,000	394,369
TravelSky Technology, Ltd. Class H	107,000	311,639

60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H	38,000	$ 208,758
Uni-President China Holdings, Ltd.	114,000	146,470
Vipshop Holdings, Ltd. ADR (b)	36,600	397,110
Want Want China Holdings, Ltd.	361,000	321,177
Weibo Corp. ADR (b)	4,210	373,680
Weichai Power Co., Ltd. Class H	164,000	226,180
Wuxi Biologics Cayman, Inc. (b)(d)	43,000	478,755
Yangzijiang Shipbuilding Holdings, Ltd.	155,200	103,011
Yanzhou Coal Mining Co., Ltd. Class H	150,000	196,165
Yum China Holdings, Inc.	34,900	1,342,254
Yuzhou Properties Co., Ltd.	230,000	135,148
YY, Inc. ADR (b)	4,500	452,115
Zhejiang Expressway Co., Ltd. Class H	114,000	101,715
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	23,300	147,157
Zhongsheng Group Holdings, Ltd.	50,000	150,087
Zhuzhou CRRC Times Electric Co., Ltd. Class H	38,000	180,665
Zijin Mining Group Co., Ltd. Class H	346,000	132,306
ZTE Corp. Class H (b)	45,800	69,586
		145,330,886
COLOMBIA — 0.1%
Bancolombia SA ADR	500	23,890
Bancolombia SA	25,059	301,357
Bancolombia SA Preference Shares	45,715	555,991
Cementos Argos SA	35,710	119,155
Ecopetrol SA ADR (a)	700	14,385
Ecopetrol SA	462,200	476,050
Grupo Argos SA	22,062	149,184
Grupo Aval Acciones y Valores SA Preference Shares	302,656	126,751
Grupo de Inversiones Suramericana SA Preference Shares	9,428	114,729
Grupo de Inversiones Suramericana SA	24,789	317,354
Interconexion Electrica SA ESP	32,243	159,185
		2,358,031
CZECH REPUBLIC — 0.0% (f)
CEZ A/S (a)	11,088	262,250
Komercni banka A/S	4,855	203,838
Moneta Money Bank A/S (d)	21,059	72,113
O2 Czech Republic A/S	227	2,603
		540,804
DENMARK — 1.1%
AP Moller - Maersk A/S Class A	329	390,531
AP Moller - Maersk A/S Class B	572	712,412
Security Description	Shares	Value
Carlsberg A/S Class B	9,349	$ 1,101,106
Chr. Hansen Holding A/S	9,405	868,653
Coloplast A/S Class B	11,270	1,126,382
Danske Bank A/S	66,114	2,069,462
DSV A/S	17,345	1,401,407
Genmab A/S (b)	5,496	848,149
H Lundbeck A/S	7,583	532,824
ISS A/S	14,604	501,866
Novo Nordisk A/S Class B	155,291	7,203,030
Novozymes A/S Class B	20,865	1,058,372
Orsted A/S (d)	16,533	1,000,037
Pandora A/S	9,949	695,019
Tryg A/S	8,961	210,351
Vestas Wind Systems A/S	19,657	1,216,723
William Demant Holding A/S (b)	9,101	366,236
		21,302,560
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	110,237	521,300
Eastern Tobacco	15,009	149,385
Global Telecom Holding SAE (b)	13,479	3,518
		674,203
FINLAND — 0.7%
Elisa Oyj	11,697	541,767
Fortum Oyj	42,506	1,014,394
Kone Oyj Class B	30,491	1,554,287
Metso Oyj	9,855	330,228
Neste Oyj	12,340	968,189
Nokia Oyj (c)	441,665	2,542,234
Nokia Oyj (c)	74,340	428,597
Nokian Renkaat Oyj	9,752	385,301
Orion Oyj Class B	7,170	193,294
Sampo Oyj Class A	39,713	1,938,138
Stora Enso Oyj Class R	52,686	1,030,967
UPM-Kymmene Oyj	48,349	1,728,496
Wartsila Oyj Abp	42,147	828,183
		13,484,075
FRANCE — 6.9%
Accor SA	17,781	872,344
Aeroports de Paris	3,014	681,630
Air Liquide SA	37,425	4,706,014
Airbus SE	51,941	6,080,141
Alstom SA	12,537	576,135
Amundi SA (d)	6,238	432,184
Arkema SA	5,410	640,488
Atos SE	8,831	1,205,829
AXA SA	169,658	4,162,741
BioMerieux	3,590	323,165
BNP Paribas SA	98,199	6,098,355
Bollore SA	77,292	359,525
Bouygues SA	20,033	863,308
Bureau Veritas SA	21,307	568,688
Capgemini SE	14,450	1,943,551
Carrefour SA	50,779	822,311

61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Casino Guichard Perrachon SA	3,845	$ 149,267
Cie de Saint-Gobain	44,555	1,990,814
Cie Generale des Etablissements Michelin SCA	15,206	1,851,719
CNP Assurances	12,637	287,562
Covivio REIT	3,869	402,487
Credit Agricole SA	102,409	1,367,256
Danone SA	54,509	4,001,173
Dassault Aviation SA	263	501,131
Dassault Systemes SE	11,708	1,640,362
Edenred	21,292	672,698
Eiffage SA	7,102	772,643
Electricite de France SA (a)	47,508	653,413
Engie SA	160,706	2,463,613
Essilor International Cie Generale d'Optique SA	18,320	2,585,994
Eurazeo SA	3,475	263,518
Eutelsat Communications SA	15,258	316,474
Faurecia SA	7,635	544,839
Gecina SA REIT	4,273	714,916
Getlink	38,208	523,942
Hermes International	2,867	1,753,351
ICADE REIT	2,406	225,573
Iliad SA (a)	2,145	338,970
Imerys SA	2,719	219,839
Ingenico Group SA	4,951	445,102
Ipsen SA	3,193	500,855
JCDecaux SA	6,672	223,258
Kering SA	6,640	3,749,126
Klepierre SA REIT	20,838	784,624
Legrand SA	23,827	1,749,829
L'Oreal SA	22,020	5,437,551
LVMH Moet Hennessy Louis Vuitton SE	24,861	8,278,350
Natixis SA	75,431	535,286
Orange SA	174,999	2,930,973
Pernod Ricard SA	18,646	3,045,644
Peugeot SA	54,152	1,236,685
Publicis Groupe SA	19,002	1,307,631
Remy Cointreau SA	1,573	203,858
Renault SA	17,274	1,468,855
Rexel SA	24,964	358,942
Safran SA	29,266	3,555,340
Sanofi	100,740	8,074,547
Schneider Electric SE	49,539	4,130,882
SCOR SE	16,986	631,055
SEB SA	1,973	344,615
Societe BIC SA	1,850	171,502
Societe Generale SA	67,063	2,827,784
Sodexo SA	8,391	838,812
Suez	29,711	385,222
Teleperformance	4,591	811,002
Thales SA	9,869	1,271,514
TOTAL SA	214,771	13,091,970
Ubisoft Entertainment SA (b)	7,288	799,686
Unibail-Rodamco-Westfield (b)	66,520	721,005
Unibail-Rodamco-Westfield	8,859	1,950,235
Valeo SA	21,629	1,182,343
Security Description	Shares	Value
Veolia Environnement SA	47,054	$ 1,007,012
Vinci SA	44,334	4,263,134
Vivendi SA	91,292	2,238,348
Wendel SA	2,944	405,598
		135,536,138
GERMANY — 6.2%
1&1 Drillisch AG	4,635	263,869
adidas AG	16,472	3,595,402
Allianz SE	38,988	8,058,032
Axel Springer SE	4,179	302,266
BASF SE	81,358	7,780,596
Bayer AG	79,601	8,768,718
Bayerische Motoren Werke AG	29,045	2,632,550
Bayerische Motoren Werke AG Preference Shares	4,642	370,170
Beiersdorf AG	8,810	1,000,222
Brenntag AG	14,599	813,391
Commerzbank AG (b)	96,730	927,327
Continental AG	9,697	2,213,966
Covestro AG (d)	16,814	1,500,216
Daimler AG	79,949	5,146,082
Delivery Hero AG (b)(d)	8,039	427,811
Deutsche Bank AG	179,590	1,933,673
Deutsche Boerse AG	17,217	2,294,611
Deutsche Lufthansa AG	19,111	459,649
Deutsche Post AG	88,690	2,896,295
Deutsche Telekom AG (b)	291,298	4,513,195
Deutsche Wohnen SE	32,289	1,560,740
E.ON SE	195,723	2,091,840
Evonik Industries AG	13,289	455,072
Fraport AG Frankfurt Airport Services Worldwide	3,084	297,492
Fresenius Medical Care AG & Co. KGaA	19,212	1,937,588
Fresenius SE & Co. KGaA	36,546	2,935,648
Fuchs Petrolub SE Preference Shares	6,074	299,554
GEA Group AG	14,475	488,250
Hannover Rueck SE	4,812	600,029
HeidelbergCement AG	13,510	1,136,962
Henkel AG & Co. KGaA Preference Shares	15,854	2,026,883
Henkel AG & Co. KGaA	9,407	1,046,145
HOCHTIEF AG	1,698	306,891
HUGO BOSS AG	6,469	587,312
Infineon Technologies AG	99,950	2,547,488
Innogy SE (d)	11,409	488,732
KION Group AG	7,102	511,115
KS AG	16,198	399,988
Lanxess AG	7,361	574,102
Linde AG	16,117	3,846,279
MAN SE	3,080	348,638
Merck KGaA	11,996	1,171,176
METRO AG	15,737	194,486
MTU Aero Engines AG	4,909	943,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,631	2,881,389

62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
OSRAM Licht AG	7,883	$ 322,133
Porsche Automobil Holding SE Preference Shares	14,130	900,103
ProSiebenSat.1 Media SE	22,536	571,758
Puma SE	553	323,473
QIAGEN NV (b)	21,785	793,575
RWE AG	48,660	1,109,274
SAP SE	87,535	10,112,842
Sartorius AG Preference Shares	3,102	463,945
Schaeffler AG Preference Shares	15,093	196,484
Siemens AG	67,754	8,956,406
Siemens Healthineers AG (b)(d)	15,157	625,662
Symrise AG	11,575	1,014,931
Telefonica Deutschland Holding AG	64,992	256,176
ThyssenKrupp AG	38,085	925,785
TUI AG	41,302	906,544
Uniper SE	20,158	601,096
United Internet AG	9,750	558,480
Volkswagen AG	2,628	434,168
Volkswagen AG Preference Shares	16,244	2,697,301
Vonovia SE	44,653	2,125,008
Wirecard AG	10,791	1,738,037
Zalando SE (b)	11,226	627,428
		121,835,855
GREECE — 0.1%
Alpha Bank AE (b)	126,379	282,566
Eurobank Ergasias SA (b)	144,579	151,079
FF Group (b)(g)	122	684
Hellenic Telecommunications Organization SA	21,711	268,696
JUMBO SA	4,872	80,319
National Bank of Greece SA (b)	418,723	128,575
OPAP SA	26,292	297,149
Piraeus Bank SA (b)	26,223	89,401
Titan Cement Co. SA	4,041	102,382
		1,400,851
HONG KONG — 2.5%
AIA Group, Ltd.	1,075,800	9,406,711
Alibaba Pictures Group, Ltd. (b)	1,680,000	184,158
ASM Pacific Technology, Ltd.	26,700	337,602
Bank of East Asia, Ltd.	103,299	412,777
China First Capital Group, Ltd. (b)	278,000	177,173
China Gas Holdings, Ltd.	163,000	655,495
China Resources Cement Holdings, Ltd.	172,000	174,292
China Traditional Chinese Medicine Holdings Co., Ltd.	200,000	173,094
CK Asset Holdings, Ltd.	230,524	1,830,570
CK Hutchison Holdings, Ltd.	237,024	2,513,609
CK Infrastructure Holdings, Ltd.	54,500	403,951
CLP Holdings, Ltd.	148,500	1,599,430
Dairy Farm International Holdings, Ltd.	29,600	260,184
Fullshare Holdings, Ltd. (a)(b)	625,000	309,096
Security Description	Shares	Value
Galaxy Entertainment Group, Ltd.	212,000	$ 1,641,588
GCL-Poly Energy Holdings, Ltd. (a)(b)	1,071,000	101,019
Haier Electronics Group Co., Ltd.	110,000	376,460
Hanergy Thin Film Power Group, Ltd. (b)(e)	68,000	—
Hang Lung Group, Ltd.	53,000	148,621
Hang Lung Properties, Ltd.	195,000	402,157
Hang Seng Bank, Ltd.	68,800	1,720,559
Henderson Land Development Co., Ltd.	105,606	558,623
HK Electric Investments & HK Electric Investments, Ltd. (d)	246,664	235,803
HKT Trust & HKT, Ltd.	318,000	407,762
Hong Kong & China Gas Co., Ltd.	836,550	1,601,563
Hong Kong Exchanges & Clearing, Ltd.	104,032	3,129,400
Hongkong Land Holdings, Ltd.	113,200	809,380
Hysan Development Co., Ltd.	48,000	267,977
Jardine Matheson Holdings, Ltd.	19,400	1,224,140
Jardine Strategic Holdings, Ltd.	21,200	773,376
Jiayuan International Group, Ltd. (a)	86,000	149,080
Kerry Properties, Ltd.	75,500	361,359
Kingboard Chemical Holdings, Ltd.	56,000	204,858
Kingboard Laminates Holdings, Ltd.	95,000	117,336
Lee & Man Paper Manufacturing, Ltd.	156,000	157,880
Li & Fung, Ltd.	530,000	194,559
Link REIT	197,500	1,803,705
Melco Resorts & Entertainment, Ltd. ADR	23,130	647,640
MTR Corp., Ltd.	143,488	793,757
New World Development Co., Ltd.	570,324	802,551
Nine Dragons Paper Holdings, Ltd.	143,000	182,271
NWS Holdings, Ltd.	140,968	244,007
PCCW, Ltd.	337,000	189,860
Power Assets Holdings, Ltd.	121,000	845,949
Sands China, Ltd.	218,400	1,167,795
Shangri-La Asia, Ltd.	100,000	188,135
Shenzhen International Holdings, Ltd.	80,500	166,634
Shimao Property Holdings, Ltd.	90,500	237,628
Sino Biopharmaceutical, Ltd.	648,000	994,452
Sino Land Co., Ltd.	259,273	421,687
SJM Holdings, Ltd.	218,000	271,199
SSY Group, Ltd.	132,000	146,546
Sun Art Retail Group, Ltd.	251,500	328,903
Sun Hung Kai Properties, Ltd.	140,000	2,112,817
Swire Pacific, Ltd. Class A	52,500	556,087
Swire Properties, Ltd.	102,200	377,773
Techtronic Industries Co., Ltd.	109,000	607,836

63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
WH Group, Ltd.	829,000	$ 675,208
Wharf Holdings, Ltd.	130,000	417,567
Wharf Real Estate Investment Co., Ltd.	96,000	683,403
Wheelock & Co., Ltd.	67,000	466,710
Yue Yuen Industrial Holdings, Ltd.	56,500	159,516
Yuexiu Property Co., Ltd.	600,000	114,716
		48,625,994
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	31,397	303,173
OTP Bank Nyrt	20,801	753,398
Richter Gedeon Nyrt	8,926	163,072
		1,219,643
INDIA — 2.0%
Adani Ports & Special Economic Zone, Ltd.	52,116	283,000
Ambuja Cements, Ltd.	52,062	158,051
Ashok Leyland, Ltd.	96,463	177,397
Asian Paints, Ltd.	24,080	444,240
Aurobindo Pharma, Ltd.	16,816	148,550
Avenue Supermarts, Ltd. (b)(d)	10,923	237,065
Axis Bank, Ltd.	153,591	1,139,127
Bajaj Auto, Ltd.	8,686	356,099
Bajaj Finance, Ltd.	16,741	561,739
Bajaj Finserv, Ltd.	3,439	292,627
Bharat Forge, Ltd.	16,336	146,396
Bharat Heavy Electricals, Ltd.	73,012	76,566
Bharat Petroleum Corp., Ltd.	61,945	339,041
Bharti Airtel, Ltd.	113,174	630,002
Bharti Infratel, Ltd.	71,218	312,355
Bosch, Ltd.	698	178,651
Britannia Industries, Ltd.	2,757	251,094
Cadila Healthcare, Ltd. (b)	27,349	150,846
Cipla, Ltd.	30,767	277,516
Coal India, Ltd.	61,898	238,594
Container Corp. Of India, Ltd.	14,570	138,119
Dabur India, Ltd.	47,756	271,487
Dr Reddy's Laboratories, Ltd.	12,175	396,800
Eicher Motors, Ltd.	1,089	456,573
GAIL India, Ltd.	65,126	323,420
GAIL India, Ltd. GDR	711	20,832
Glenmark Pharmaceuticals, Ltd.	6,301	53,800
Godrej Consumer Products, Ltd.	20,841	371,406
Grasim Industries, Ltd.	33,219	487,752
Havells India, Ltd.	19,396	153,818
HCL Technologies, Ltd.	54,123	732,199
Hero MotoCorp, Ltd.	4,570	231,298
Hindalco Industries, Ltd.	79,663	267,656
Hindustan Petroleum Corp., Ltd.	38,951	147,129
Hindustan Unilever, Ltd.	59,911	1,430,729
Housing Development Finance Corp., Ltd.	138,972	3,870,283
ICICI Bank, Ltd. ADR	3,933	31,582
ICICI Bank, Ltd.	212,837	853,336
Idea Cellular, Ltd. (b)	210,934	181,487
Indiabulls Housing Finance, Ltd.	26,026	432,659
Security Description	Shares	Value
Indian Oil Corp., Ltd.	126,248	$ 287,451
Infosys, Ltd. ADR	7,300	141,839
Infosys, Ltd.	154,708	2,959,469
InterGlobe Aviation, Ltd. (d)	8,111	129,037
ITC, Ltd.	314,781	1,217,499
JSW Steel, Ltd.	84,590	403,350
Larsen & Toubro, Ltd., GDR (c)	3,180	58,322
Larsen & Toubro, Ltd.	41,476	771,830
LIC Housing Finance, Ltd.	27,542	188,209
Lupin, Ltd.	24,227	320,363
Mahindra & Mahindra Financial Services, Ltd.	27,266	187,836
Mahindra & Mahindra, Ltd. GDR	3,302	43,091
Mahindra & Mahindra, Ltd.	55,908	731,622
Marico, Ltd.	31,723	153,279
Maruti Suzuki India, Ltd.	9,608	1,236,188
Motherson Sumi Systems, Ltd.	54,804	226,767
Nestle India, Ltd.	2,089	299,256
NTPC, Ltd.	144,127	335,206
Oil & Natural Gas Corp., Ltd.	147,556	340,274
Petronet LNG, Ltd.	45,619	146,481
Pidilite Industries, Ltd.	10,715	166,468
Piramal Enterprises, Ltd.	5,490	202,733
Power Grid Corp. of India, Ltd.	137,352	375,881
Reliance Industries, Ltd., GDR (c)(d)	6,884	193,440
Reliance Industries, Ltd.	235,322	3,342,558
Rural Electrification Corp., Ltd.	54,149	83,379
Shree Cement, Ltd.	574	129,357
Shriram Transport Finance Co., Ltd.	9,802	185,217
Siemens, Ltd.	6,013	85,923
State Bank of India (b)	155,901	589,791
State Bank of India GDR	1,020	38,250
Sun Pharmaceutical Industries, Ltd.	77,071	634,094
Tata Consultancy Services, Ltd.	82,662	2,225,896
Tata Motors, Ltd. ADR	1,078	21,075
Tata Motors, Ltd. (b)	143,863	564,617
Tata Power Co., Ltd.	115,538	124,197
Tata Steel, Ltd.	25,361	209,876
Tata Steel, Ltd. GDR	1,300	10,738
Tech Mahindra, Ltd.	49,927	476,024
Titan Co., Ltd.	27,157	347,474
UltraTech Cement, Ltd.	7,230	400,834
United Spirits, Ltd. (b)	25,960	251,605
UPL, Ltd.	31,100	280,701
Vakrangee, Ltd.	39,392	38,435
Vedanta, Ltd.	114,419	394,450
Vedanta, Ltd. ADR	1,433	19,489
Wipro, Ltd. ADR	5,876	28,146
Wipro, Ltd.	79,046	300,944
Yes Bank, Ltd.	163,001	806,976
Zee Entertainment Enterprises, Ltd.	51,854	411,714
		40,368,972

64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
INDONESIA — 0.4%
Adaro Energy Tbk PT	1,258,000	$ 157,140
AKR Corporindo Tbk PT	22,500	6,752
Astra International Tbk PT	1,769,100	814,798
Bank Central Asia Tbk PT	896,000	1,342,750
Bank Danamon Indonesia Tbk PT	361,600	160,865
Bank Mandiri Persero Tbk PT	1,631,400	779,839
Bank Negara Indonesia Persero Tbk PT	651,900	320,719
Bank Rakyat Indonesia Persero Tbk PT	5,066,600	1,004,127
Bank Tabungan Negara Persero Tbk PT	370,200	63,293
Bumi Serpong Damai Tbk PT	103,500	11,303
Charoen Pokphand Indonesia Tbk PT	573,000	147,149
Gudang Garam Tbk PT	43,700	205,082
Hanjaya Mandala Sampoerna Tbk PT	833,400	208,205
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	310,736
Indocement Tunggal Prakarsa Tbk PT	115,500	110,019
Indofood CBP Sukses Makmur Tbk PT	115,000	71,022
Indofood Sukses Makmur Tbk PT	409,500	190,033
Jasa Marga Persero Tbk PT	13,875	4,047
Kalbe Farma Tbk PT	1,941,600	165,300
Matahari Department Store Tbk PT	247,100	151,743
Pakuwon Jati Tbk PT	1,357,000	50,189
Perusahaan Gas Negara Persero Tbk	473,000	65,850
Semen Indonesia Persero Tbk PT	331,000	164,576
Surya Citra Media Tbk PT	511,200	73,487
Telekomunikasi Indonesia Persero Tbk PT	4,572,400	1,196,546
Tower Bersama Infrastructure Tbk PT	16,500	5,746
Unilever Indonesia Tbk PT	125,000	402,128
United Tractors Tbk PT	146,700	323,498
Waskita Karya Persero Tbk PT	124,000	16,657
		8,523,599
IRELAND — 0.4%
AerCap Holdings NV (b)	11,123	602,310
AIB Group PLC	83,592	453,830
Bank of Ireland Group PLC	92,401	721,197
CRH PLC	75,015	2,658,168
James Hardie Industries PLC	42,756	716,467
Kerry Group PLC Class A	14,306	1,496,587
Paddy Power Betfair PLC	7,402	821,010
Ryanair Holdings PLC ADR (b)	2,363	269,926
Smurfit Kappa Group PLC	19,652	796,181
		8,535,676
Security Description	Shares	Value
ISRAEL — 0.3%
Azrieli Group, Ltd.	2,906	$ 144,008
Bank Hapoalim BM	85,636	579,009
Bank Leumi Le-Israel BM	115,266	680,156
Bezeq The Israeli Telecommunication Corp., Ltd.	135,675	152,556
Check Point Software Technologies, Ltd. (a)(b)	11,810	1,153,601
Elbit Systems, Ltd.	1,528	179,200
Frutarom Industries, Ltd.	2,616	256,201
Israel Chemicals, Ltd.	73,453	335,104
Mizrahi Tefahot Bank, Ltd.	9,263	169,973
Nice, Ltd. (b)	6,158	635,222
Teva Pharmaceutical Industries, Ltd. ADR	46,753	1,137,033
Teva Pharmaceutical Industries, Ltd.	35,775	848,600
		6,270,663
ITALY — 1.3%
Assicurazioni Generali SpA	111,294	1,867,257
Atlantia SpA	41,521	1,227,460
Davide Campari-Milano SpA	50,761	417,529
Enel SpA	703,948	3,909,754
Eni SpA	220,818	4,100,824
Ferrari NV	10,897	1,482,206
Intesa Sanpaolo SpA (c)	1,178,193	3,420,429
Intesa Sanpaolo SpA (c)	72,222	219,071
Leonardo SpA	40,572	401,033
Luxottica Group SpA	15,945	1,028,753
Mediobanca Banca di Credito Finanziario SpA	54,081	502,739
Moncler SpA	15,605	710,565
Pirelli & C SpA (b)(d)	34,961	291,936
Poste Italiane SpA (d)	45,660	382,235
Prysmian SpA	17,995	448,145
Recordati SpA	8,823	350,862
Snam SpA	212,451	887,017
Telecom Italia SpA/Milano (b)	1,076,175	800,886
Telecom Italia SpA/Milano	579,163	378,403
Terna Rete Elettrica Nazionale SpA	135,410	732,310
UniCredit SpA	175,728	2,933,129
		26,492,543
JAPAN — 15.7%
ABC-Mart, Inc.	2,900	158,660
Acom Co., Ltd.	18,400	70,766
Aeon Co., Ltd.	57,400	1,228,168
AEON Financial Service Co., Ltd.	10,500	224,096
Aeon Mall Co., Ltd.	8,700	156,304
Air Water, Inc.	11,600	213,013
Aisin Seiki Co., Ltd.	16,600	756,828
Ajinomoto Co., Inc.	51,100	966,962
Alfresa Holdings Corp.	16,400	385,699
Alps Electric Co., Ltd.	14,000	359,717
Amada Holdings Co., Ltd.	29,700	285,564

65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
ANA Holdings, Inc.	10,100	$ 371,028
Aozora Bank, Ltd.	11,600	441,421
Asahi Glass Co., Ltd. (a)	15,900	619,406
Asahi Group Holdings, Ltd.	34,800	1,782,021
Asahi Kasei Corp.	114,500	1,455,478
Asics Corp. (a)	12,400	209,680
Astellas Pharma, Inc.	183,300	2,795,050
Bandai Namco Holdings, Inc.	16,200	668,388
Bank of Kyoto, Ltd.	4,400	203,783
Benesse Holdings, Inc.	6,600	234,171
Bridgestone Corp.	57,300	2,241,510
Brother Industries, Ltd.	19,300	381,243
Calbee, Inc.	6,100	229,373
Canon, Inc. (a)	92,800	3,042,087
Casio Computer Co., Ltd. (a)	17,500	284,702
Central Japan Railway Co.	12,800	2,653,257
Chiba Bank, Ltd.	57,000	402,934
Chubu Electric Power Co., Inc.	62,400	935,732
Chugai Pharmaceutical Co., Ltd.	20,900	1,096,276
Chugoku Electric Power Co., Inc.	17,800	230,123
Coca-Cola Bottlers Japan Holdings, Inc. (a)	13,200	527,333
Concordia Financial Group, Ltd.	106,900	544,320
Credit Saison Co., Ltd.	12,000	188,941
CyberAgent, Inc.	8,900	535,133
CYBERDYNE, Inc. (a)(b)	5,300	62,108
Dai Nippon Printing Co., Ltd.	21,300	476,709
Daicel Corp.	24,500	271,178
Daifuku Co., Ltd.	10,100	442,698
Dai-ichi Life Holdings, Inc.	96,100	1,714,383
Daiichi Sankyo Co., Ltd.	51,800	1,981,462
Daikin Industries, Ltd.	22,000	2,635,670
Daito Trust Construction Co., Ltd.	6,300	1,024,358
Daiwa House Industry Co., Ltd.	50,500	1,721,555
Daiwa House REIT Investment Corp.	169	401,120
Daiwa Securities Group, Inc.	141,000	818,899
DeNA Co., Ltd.	7,100	133,135
Denso Corp.	42,100	2,057,014
Dentsu, Inc.	20,600	976,391
Disco Corp.	2,300	392,660
Don Quijote Holdings Co., Ltd.	11,900	571,552
East Japan Railway Co.	28,800	2,760,005
Eisai Co., Ltd.	24,400	1,719,113
Electric Power Development Co., Ltd.	12,800	330,501
FamilyMart UNY Holdings Co., Ltd.	6,700	705,295
FANUC Corp.	17,300	3,436,884
Fast Retailing Co., Ltd.	5,100	2,344,071
Fuji Electric Co., Ltd.	43,000	327,649
FUJIFILM Holdings Corp.	37,300	1,456,776
Fujitsu, Ltd.	180,000	1,091,717
Fukuoka Financial Group, Inc.	79,000	397,264
Hakuhodo DY Holdings, Inc.	17,800	285,726
Hamamatsu Photonics KK	14,400	618,824
Security Description	Shares	Value
Hankyu Hanshin Holdings, Inc.	22,800	$ 917,023
Hikari Tsushin, Inc.	1,900	333,977
Hino Motors, Ltd.	19,900	212,537
Hirose Electric Co., Ltd.	2,800	347,077
Hisamitsu Pharmaceutical Co., Inc.	5,400	455,830
Hitachi Chemical Co., Ltd.	7,900	159,405
Hitachi Construction Machinery Co., Ltd.	9,300	302,262
Hitachi High-Technologies Corp.	5,400	220,358
Hitachi Metals, Ltd.	16,600	172,347
Hitachi, Ltd.	423,000	2,984,849
Honda Motor Co., Ltd.	149,700	4,396,462
Hoshizaki Corp.	4,500	455,424
Hoya Corp.	35,000	1,990,385
Hulic Co., Ltd. (a)	22,800	243,510
Idemitsu Kosan Co., Ltd.	13,800	492,123
IHI Corp.	12,900	449,546
Iida Group Holdings Co., Ltd.	13,400	258,527
Inpex Corp.	88,200	915,324
Isetan Mitsukoshi Holdings, Ltd.	29,400	367,351
Isuzu Motors, Ltd.	43,600	579,221
ITOCHU Corp.	132,300	2,397,799
J Front Retailing Co., Ltd.	21,300	324,408
Japan Airlines Co., Ltd.	10,200	361,717
Japan Airport Terminal Co., Ltd.	5,500	257,708
Japan Exchange Group, Inc.	49,600	922,010
Japan Post Bank Co., Ltd.	33,400	388,986
Japan Post Holdings Co., Ltd.	142,100	1,556,153
Japan Prime Realty Investment Corp. REIT	53	192,592
Japan Real Estate Investment Corp. REIT	101	534,338
Japan Retail Fund Investment Corp. REIT	222	400,047
Japan Tobacco, Inc.	96,400	2,693,613
JFE Holdings, Inc.	48,300	913,978
JGC Corp.	20,200	407,228
JSR Corp.	14,500	246,892
JTEKT Corp.	23,200	315,854
JXTG Holdings, Inc.	276,600	1,923,327
Kajima Corp.	86,000	666,167
Kakaku.com, Inc.	13,300	300,425
Kamigumi Co., Ltd.	10,700	222,472
Kaneka Corp.	26,000	233,088
Kansai Electric Power Co., Inc.	67,600	986,247
Kansai Paint Co., Ltd.	20,900	434,359
Kao Corp.	43,500	3,318,512
Kawasaki Heavy Industries, Ltd.	15,500	456,891
KDDI Corp.	158,300	4,331,759
Keihan Holdings Co., Ltd.	7,000	251,207
Keikyu Corp.	19,700	322,983
Keio Corp.	9,600	464,551
Keisei Electric Railway Co., Ltd.	12,100	415,659
Keyence Corp.	8,500	4,800,794
Kikkoman Corp.	14,800	746,915

66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	17,800	$ 726,367
Kirin Holdings Co., Ltd.	77,500	2,073,150
Kobayashi Pharmaceutical Co., Ltd.	4,300	371,516
Kobe Steel, Ltd.	23,600	216,047
Koito Manufacturing Co., Ltd.	9,000	594,773
Komatsu, Ltd.	81,100	2,319,549
Konami Holdings Corp.	8,200	417,533
Konica Minolta, Inc.	50,300	467,284
Kose Corp.	2,300	495,653
Kubota Corp.	94,500	1,487,054
Kuraray Co., Ltd.	28,700	395,397
Kurita Water Industries, Ltd.	8,800	251,054
Kyocera Corp.	28,700	1,618,642
Kyowa Hakko Kirin Co., Ltd.	26,900	542,299
Kyushu Electric Power Co., Inc.	45,300	505,492
Kyushu Railway Co.	13,300	407,051
Lawson, Inc.	3,700	231,156
LINE Corp. (a)(b)	6,300	262,488
Lion Corp.	23,500	430,687
LIXIL Group Corp.	21,400	428,135
M3, Inc.	20,000	797,183
Mabuchi Motor Co., Ltd.	4,500	214,102
Makita Corp.	21,300	954,765
Marubeni Corp.	153,300	1,169,628
Marui Group Co., Ltd.	15,200	320,289
Maruichi Steel Tube, Ltd.	2,600	88,142
Mazda Motor Corp.	55,300	678,987
McDonald's Holdings Co. Japan, Ltd.	5,000	255,044
Mebuki Financial Group, Inc.	66,600	223,674
Medipal Holdings Corp.	13,000	261,491
MEIJI Holdings Co., Ltd.	11,500	969,711
MINEBEA MITSUMI, Inc.	30,600	517,712
MISUMI Group, Inc.	22,400	653,203
Mitsubishi Chemical Holdings Corp.	130,100	1,089,286
Mitsubishi Corp.	118,800	3,301,281
Mitsubishi Electric Corp.	169,900	2,261,703
Mitsubishi Estate Co., Ltd.	111,800	1,955,100
Mitsubishi Gas Chemical Co., Inc.	13,400	303,652
Mitsubishi Heavy Industries, Ltd.	28,000	1,018,986
Mitsubishi Materials Corp.	8,400	230,921
Mitsubishi Motors Corp.	64,600	514,980
Mitsubishi Tanabe Pharma Corp.	18,900	326,589
Mitsubishi UFJ Financial Group, Inc.	1,042,100	5,937,519
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	251,459
Mitsui & Co., Ltd.	150,900	2,516,930
Mitsui Chemicals, Inc.	18,500	492,710
Mitsui Fudosan Co., Ltd.	80,000	1,931,296
Mitsui OSK Lines, Ltd.	8,600	207,148
Mizuho Financial Group, Inc.	2,108,000	3,549,334
MS&AD Insurance Group Holdings, Inc.	43,100	1,340,102
Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	17,000	$ 2,857,762
Nabtesco Corp.	8,500	261,680
Nagoya Railroad Co., Ltd.	15,500	400,217
NEC Corp.	25,100	688,882
Nexon Co., Ltd. (b)	39,000	566,524
NGK Insulators, Ltd.	21,900	390,093
NGK Spark Plug Co., Ltd.	11,400	325,229
NH Foods, Ltd.	7,500	303,006
Nidec Corp.	20,900	3,136,934
Nikon Corp.	27,400	436,114
Nintendo Co., Ltd.	9,900	3,235,499
Nippon Building Fund, Inc. REIT	108	623,049
Nippon Electric Glass Co., Ltd. (a)	7,500	208,550
Nippon Express Co., Ltd.	8,100	587,947
Nippon Paint Holdings Co., Ltd. (a)	13,500	581,366
Nippon Prologis REIT, Inc.	152	315,349
Nippon Steel & Sumitomo Metal Corp.	68,300	1,341,458
Nippon Telegraph & Telephone Corp.	60,800	2,764,310
Nippon Yusen KK	12,400	246,175
Nissan Chemical Industries, Ltd.	12,600	588,110
Nissan Motor Co., Ltd.	206,700	2,011,670
Nisshin Seifun Group, Inc.	13,600	287,925
Nissin Foods Holdings Co., Ltd.	5,100	368,808
Nitori Holdings Co., Ltd.	7,400	1,154,444
Nitto Denko Corp.	15,100	1,142,810
NOK Corp.	8,300	160,657
Nomura Holdings, Inc.	324,500	1,576,725
Nomura Real Estate Holdings, Inc.	11,300	250,760
Nomura Real Estate Master Fund, Inc.	317	447,317
Nomura Research Institute, Ltd.	10,800	523,595
NSK, Ltd.	38,700	399,351
NTT Data Corp.	61,400	707,321
NTT DOCOMO, Inc.	120,000	3,057,825
Obayashi Corp.	62,900	654,753
Obic Co., Ltd.	6,600	546,400
Odakyu Electric Railway Co., Ltd.	23,900	513,106
Oji Holdings Corp.	87,000	539,602
Olympus Corp.	27,200	1,019,094
Omron Corp.	17,900	835,490
Ono Pharmaceutical Co., Ltd.	39,100	916,740
Oracle Corp. Japan	3,300	269,625
Oriental Land Co., Ltd.	19,600	2,057,058
ORIX Corp.	118,100	1,868,020
Osaka Gas Co., Ltd.	36,700	759,579
Otsuka Corp.	7,800	305,972
Otsuka Holdings Co., Ltd.	35,300	1,709,468
Panasonic Corp.	194,100	2,617,148
Park24 Co., Ltd.	7,900	215,036
Pola Orbis Holdings, Inc.	8,100	356,498
Rakuten, Inc.	89,400	604,851
Recruit Holdings Co., Ltd.	97,400	2,696,054

67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Renesas Electronics Corp. (b)	78,800	$ 772,598
Resona Holdings, Inc.	193,000	1,032,563
Ricoh Co., Ltd.	69,700	639,328
Rinnai Corp.	2,300	202,871
Rohm Co., Ltd.	8,900	747,258
Ryohin Keikaku Co., Ltd.	1,900	668,984
Sankyo Co., Ltd.	3,800	148,720
Santen Pharmaceutical Co., Ltd.	29,700	517,769
SBI Holdings, Inc.	17,300	445,756
Secom Co., Ltd.	19,100	1,466,923
Sega Sammy Holdings, Inc.	18,200	311,864
Seibu Holdings, Inc.	23,900	403,062
Seiko Epson Corp.	22,600	392,972
Sekisui Chemical Co., Ltd.	32,100	547,148
Sekisui House, Ltd.	51,300	907,760
Seven & i Holdings Co., Ltd.	66,300	2,891,665
Seven Bank, Ltd.	42,900	131,297
SG Holdings Co., Ltd.	8,400	184,282
Sharp Corp. (a)	15,400	375,389
Shimadzu Corp.	20,800	629,080
Shimamura Co., Ltd.	1,700	149,641
Shimano, Inc.	7,000	1,027,581
Shimizu Corp.	45,000	466,799
Shin-Etsu Chemical Co., Ltd.	33,800	3,012,751
Shinsei Bank, Ltd.	14,900	229,489
Shionogi & Co., Ltd.	26,900	1,382,096
Shiseido Co., Ltd.	34,200	2,716,486
Shizuoka Bank, Ltd.	53,000	478,969
Showa Shell Sekiyu KK	16,500	246,238
SMC Corp.	5,100	1,870,744
SoftBank Group Corp.	72,100	5,189,846
Sohgo Security Services Co., Ltd.	4,800	226,209
Sompo Holdings, Inc.	31,400	1,270,004
Sony Corp.	113,300	5,793,628
Sony Financial Holdings, Inc. (a)	13,400	255,987
Stanley Electric Co., Ltd.	12,300	419,754
Start Today Co., Ltd.	19,400	703,209
Subaru Corp.	55,300	1,610,098
SUMCO Corp. (a)	23,600	476,623
Sumitomo Chemical Co., Ltd.	147,000	833,440
Sumitomo Corp.	106,500	1,749,921
Sumitomo Dainippon Pharma Co., Ltd.	15,000	317,564
Sumitomo Electric Industries, Ltd.	65,900	981,673
Sumitomo Heavy Industries, Ltd.	10,200	344,405
Sumitomo Metal Mining Co., Ltd.	21,600	826,442
Sumitomo Mitsui Financial Group, Inc.	117,400	4,563,936
Sumitomo Mitsui Trust Holdings, Inc.	30,700	1,217,579
Sumitomo Realty & Development Co., Ltd.	31,000	1,144,396
Sumitomo Rubber Industries, Ltd. (a)	14,000	222,453
Security Description	Shares	Value
Sundrug Co., Ltd.	5,700	$ 231,057
Suntory Beverage & Food, Ltd.	11,300	482,544
Suruga Bank, Ltd.	11,300	101,100
Suzuken Co., Ltd.	6,500	275,222
Suzuki Motor Corp.	30,800	1,701,209
Sysmex Corp.	14,500	1,353,586
T&D Holdings, Inc.	48,900	734,835
Taiheiyo Cement Corp.	12,400	408,053
Taisei Corp.	19,400	1,070,139
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	339,575
Taiyo Nippon Sanso Corp.	9,900	141,933
Takashimaya Co., Ltd.	23,000	196,849
Takeda Pharmaceutical Co., Ltd. (a)	62,000	2,618,481
TDK Corp.	12,200	1,246,820
Teijin, Ltd.	12,200	223,811
Temp Holdings Co., Ltd. (a)	17,000	379,244
Terumo Corp.	29,400	1,685,460
THK Co., Ltd.	9,000	257,979
Tobu Railway Co., Ltd.	15,700	480,504
Toho Co., Ltd.	7,500	251,546
Toho Gas Co., Ltd.	5,800	200,813
Tohoku Electric Power Co., Inc.	37,000	451,957
Tokio Marine Holdings, Inc.	59,700	2,798,918
Tokyo Century Corp.	3,700	209,777
Tokyo Electric Power Co. Holdings, Inc. (b)	118,200	550,636
Tokyo Electron, Ltd.	13,900	2,386,837
Tokyo Gas Co., Ltd.	37,200	987,556
Tokyo Tatemono Co., Ltd.	18,500	254,038
Tokyu Corp.	51,000	878,509
Tokyu Fudosan Holdings Corp.	35,300	249,218
Toppan Printing Co., Ltd.	44,000	344,802
Toray Industries, Inc.	130,600	1,030,510
Toshiba Corp. (b)	589,000	1,770,749
Tosoh Corp.	23,700	367,380
TOTO, Ltd.	11,300	524,371
Toyo Seikan Group Holdings, Ltd.	12,700	223,123
Toyo Suisan Kaisha, Ltd.	5,900	210,134
Toyoda Gosei Co., Ltd.	5,300	134,408
Toyota Industries Corp.	15,300	857,789
Toyota Motor Corp.	203,200	13,153,469
Toyota Tsusho Corp.	16,900	566,054
Trend Micro, Inc.	9,600	547,754
Tsuruha Holdings, Inc.	3,600	451,442
Unicharm Corp.	37,900	1,140,439
United Urban Investment Corp. REIT	258	400,399
USS Co., Ltd.	19,200	365,401
West Japan Railway Co.	14,400	1,061,361
Yahoo! Japan Corp. (a)	115,300	383,067
Yakult Honsha Co., Ltd.	10,700	714,847
Yamada Denki Co., Ltd.	47,700	237,283
Yamaguchi Financial Group, Inc.	19,000	214,075
Yamaha Corp.	13,700	712,427

68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Yamaha Motor Co., Ltd. (a)	26,700	$ 671,568
Yamato Holdings Co., Ltd. (a)	34,300	1,010,745
Yamazaki Baking Co., Ltd.	10,300	269,670
Yaskawa Electric Corp.	22,100	781,127
Yokogawa Electric Corp.	20,000	356,069
Yokohama Rubber Co., Ltd. (a)	10,800	224,551
		310,100,781
LUXEMBOURG — 0.2%
ArcelorMittal	59,334	1,739,506
Eurofins Scientific SE	893	496,706
Millicom International Cellular SA SDR	5,780	341,786
Reinet Investments SCA (b)	12,844	226,448
RTL Group SA	2,437	165,313
SES SA	31,838	583,236
Tenaris SA	46,006	844,121
		4,397,116
MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	85,200	197,648
Wynn Macau, Ltd.	116,000	373,338
		570,986
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	103,923
Alliance Bank Malaysia Bhd	140,600	140,617
AMMB Holdings Bhd	132,400	122,911
Astro Malaysia Holdings Bhd	13,200	5,196
Axiata Group Bhd	183,225	172,362
British American Tobacco Malaysia Bhd	2,800	24,108
CIMB Group Holdings Bhd	371,505	501,226
Dialog Group Bhd	282,300	215,944
DiGi.Com Bhd	221,300	227,354
Felda Global Ventures Holdings Bhd	4,700	1,757
Fraser & Neave Holdings Bhd	17,600	170,009
Gamuda Bhd	128,616	104,115
Genting Bhd	190,200	395,985
Genting Malaysia Bhd	259,500	313,494
Genting Plantations Bhd	900	2,106
HAP Seng Consolidated Bhd	66,200	160,604
Hartalega Holdings Bhd	138,200	204,931
Hong Leong Bank Bhd	49,032	220,914
Hong Leong Financial Group Bhd	4,800	21,389
IHH Healthcare Bhd	185,200	279,668
IJM Corp. Bhd	331,300	146,807
IOI Corp. Bhd	149,800	168,360
IOI Properties Group Bhd	38,750	15,348
Kuala Lumpur Kepong Bhd	43,300	258,975
Malayan Banking Bhd	391,599	872,482
Malaysia Airports Holdings Bhd	66,124	144,050
Maxis Bhd	176,500	238,567
MISC Bhd	86,500	126,768
Nestle Malaysia Bhd	6,300	230,041
Petronas Chemicals Group Bhd	247,800	515,905
Petronas Dagangan Bhd	22,600	138,750
Security Description	Shares	Value
Petronas Gas Bhd	48,700	$ 208,568
PPB Group Bhd	36,900	179,773
Press Metal Aluminium Holdings Bhd	136,100	146,898
Public Bank Bhd	265,700	1,536,515
RHB Capital Bhd	128,959	174,308
Sime Darby Bhd	142,535	86,449
Sime Darby Plantation Bhd	208,035	274,496
Sime Darby Property Bhd	142,535	42,342
SP Setia Bhd Group	131,200	100,686
Telekom Malaysia Bhd	91,003	70,063
Tenaga Nasional Bhd	313,600	1,136,553
Top Glove Corp. Bhd	61,800	185,729
UMW Holdings Bhd	4,900	7,242
Westports Holdings Bhd	8,800	7,385
YTL Corp. Bhd	529,608	148,151
		10,549,824
MEXICO — 0.7%
Alfa SAB de CV Class A	286,700	336,355
Alsea SAB de CV	44,000	153,160
America Movil SAB de CV Series L	2,968,700	2,504,155
Arca Continental SAB de CV	28,000	173,720
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	116,000	157,808
Cemex SAB de CV Series CPO (b)	1,373,964	913,611
Coca-Cola Femsa SAB de CV Series L	32,200	183,527
El Puerto de Liverpool SAB de CV Series C1 (a)	13,000	84,042
Fibra Uno Administracion SA de CV REIT	252,200	371,453
Fomento Economico Mexicano SAB de CV	175,500	1,558,413
Fresnillo PLC	22,113	333,841
Gruma SAB de CV Class B	14,700	181,404
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,000	346,927
Grupo Aeroportuario del Sureste SAB de CV Class B	13,750	220,705
Grupo Bimbo SAB de CV Class A	153,500	302,303
Grupo Carso SAB de CV Series A1	23,000	78,622
Grupo Financiero Banorte SAB de CV Series O	215,700	1,281,531
Grupo Financiero Inbursa SAB de CV Series O	215,700	306,172
Grupo Mexico SAB de CV Class B	331,400	949,061
Grupo Televisa SAB Series CPO	232,800	892,198
Industrias Penoles SAB de CV	9,730	176,519
Infraestructura Energetica Nova SAB de CV	48,600	220,082

69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A (a)	103,300	$ 176,426
Mexichem SAB de CV	73,357	214,147
Promotora y Operadora de Infraestructura SAB de CV	18,200	164,595
Wal-Mart de Mexico SAB de CV	455,300	1,214,241
		13,495,018
NETHERLANDS — 3.1%
ABN AMRO Group NV (d)	38,236	991,955
Aegon NV	165,335	991,438
Akzo Nobel NV	23,064	1,974,389
ASML Holding NV	36,582	7,248,113
EXOR NV	9,998	673,542
Heineken Holding NV	10,069	965,173
Heineken NV	22,931	2,303,022
ING Groep NV	339,595	4,887,982
Koninklijke Ahold Delhaize NV	113,184	2,709,695
Koninklijke DSM NV	16,619	1,671,031
Koninklijke KPN NV	314,328	855,096
Koninklijke Philips NV	84,313	3,585,666
Koninklijke Vopak NV	4,863	224,670
NN Group NV	29,115	1,184,324
NXP Semiconductors NV (b)	29,854	3,262,147
Randstad NV	11,642	685,340
Royal Dutch Shell PLC Class A	408,840	14,190,586
Royal Dutch Shell PLC Class B	333,346	11,942,120
Wolters Kluwer NV	27,445	1,546,416
		61,892,705
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd.	64,020	496,731
Auckland International Airport, Ltd.	82,110	376,918
Fisher & Paykel Healthcare Corp., Ltd.	57,800	582,698
Fletcher Building, Ltd.	93,438	439,672
Meridian Energy, Ltd.	118,222	249,732
Ryman Healthcare, Ltd.	36,039	292,070
Spark New Zealand, Ltd.	154,370	389,845
		2,827,666
NORWAY — 0.5%
Aker BP ASA	9,455	348,948
DNB ASA	88,095	1,721,822
Equinor ASA	102,950	2,733,409
Gjensidige Forsikring ASA	15,042	246,566
Marine Harvest ASA	40,936	814,662
Norsk Hydro ASA	126,562	757,627
Orkla ASA	78,119	684,346
Schibsted ASA Class B	9,073	256,035
Telenor ASA	68,136	1,397,346
Yara International ASA	17,107	709,433
		9,670,194
PAKISTAN — 0.0% (f)
Habib Bank, Ltd.	53,000	72,633
Security Description	Shares	Value
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	$ 167,649
Credicorp, Ltd.	6,200	1,395,744
Southern Copper Corp.	7,400	346,838
		1,910,231
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	184,044
Aboitiz Power Corp.	208,000	135,438
Alliance Global Group, Inc. (b)	450,900	98,177
Ayala Corp.	25,640	442,007
Ayala Land, Inc.	596,600	423,688
Bank of the Philippine Islands	68,567	113,706
BDO Unibank, Inc.	160,333	377,042
DMCI Holdings, Inc.	33,730	6,636
Globe Telecom, Inc.	2,995	86,425
GT Capital Holdings, Inc.	5,280	90,032
International Container Terminal Services, Inc.	4,320	6,257
JG Summit Holdings, Inc.	250,410	234,609
Jollibee Foods Corp.	33,510	165,140
Manila Electric Co.	24,040	160,184
Megaworld Corp.	95,000	7,619
Metro Pacific Investments Corp.	974,000	83,954
Metropolitan Bank & Trust Co.	105,149	144,619
PLDT, Inc.	6,380	154,217
Robinsons Land Corp.	40,344	14,061
Security Bank Corp.	5,920	22,186
SM Investments Corp.	25,175	412,763
SM Prime Holdings, Inc.	888,700	598,656
Universal Robina Corp.	80,890	183,402
		4,144,862
POLAND — 0.3%
Alior Bank SA (b)	7,214	128,906
Bank Handlowy w Warszawie SA	120	2,269
Bank Millennium SA (b)	64,815	138,842
Bank Polska Kasa Opieki SA	12,925	390,103
Bank Zachodni WBK SA	3,603	321,041
CCC SA	2,236	123,627
CD Projekt SA	6,706	289,809
Cyfrowy Polsat SA	19,389	119,836
Dino Polska SA (b)(d)	7,708	214,114
Grupa Azoty SA	626	7,206
Grupa Lotos SA	8,131	123,617
Jastrzebska Spolka Weglowa SA (b)	3,376	69,162
KGHM Polska Miedz SA	14,475	340,229
LPP SA	90	203,969
mBank SA	1,215	129,744
Orange Polska SA (b)	5,574	6,908
PGE Polska Grupa Energetyczna SA (b)	75,453	188,232
PLAY Communications SA (d)	13,499	92,302
Polski Koncern Naftowy ORLEN SA	23,663	531,287

70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo SA	155,896	$ 237,761
Powszechna Kasa Oszczednosci Bank Polski SA (b)	81,935	809,513
Powszechny Zaklad Ubezpieczen SA	59,122	615,547
Tauron Polska Energia SA (b)	21,367	13,069
		5,097,093
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	223,963	889,060
Galp Energia SGPS SA	47,099	898,269
Jeronimo Martins SGPS SA	26,225	378,757
		2,166,086
QATAR — 0.2%
Barwa Real Estate Co.	826	7,759
Commercial Bank PQSC	16,545	173,084
Doha Bank QPSC	21,118	155,151
Ezdan Holding Group QSC (b)	52,409	118,032
Industries Qatar QSC	14,813	435,318
Masraf Al Rayan QSC	32,119	308,134
Ooredoo QSC	5,832	116,464
Qatar Electricity & Water Co. QSC	4,352	224,676
Qatar Insurance Co. SAQ	9,737	94,936
Qatar Islamic Bank SAQ	8,342	265,771
Qatar National Bank QPSC	39,601	1,653,214
		3,552,539
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	27,380	244,630
RUSSIA — 0.8%
Alrosa PJSC	223,022	355,149
Gazprom PJSC	946,910	2,123,440
Inter RAO UES PJSC	2,290,000	148,662
LUKOIL PJSC ADR	420	28,720
LUKOIL PJSC	37,380	2,584,602
Magnit PJSC GDR	27,829	500,922
Magnitogorsk Iron & Steel Works PJSC	226,900	154,481
MMC Norilsk Nickel PJSC	5,532	1,001,896
Mobile TeleSystems PJSC ADR	26,400	233,112
Mobile TeleSystems PJSC	31,200	138,703
Moscow Exchange MICEX-RTS PJSC (b)	132,585	230,460
Novatek PJSC GDR	7,961	1,180,616
Novolipetsk Steel PJSC	90,720	219,673
PhosAgro PJSC GDR	11,644	149,625
Polyus PJSC	2,617	172,498
Rosneft Oil Co. PJSC	95,170	600,367
RushHydro PJSC	8,993,000	97,025
Sberbank of Russia PJSC	929,630	3,223,775
Severstal PJSC	18,520	274,186
Surgutneftegas OJSC Preference Shares	446,300	223,248
Surgutneftegas OJSC	456,700	207,145
Tatneft PJSC	134,820	1,448,128
Security Description	Shares	Value
Transneft PJSC Preference Shares	30	$ 79,949
VTB Bank PJSC	437,390,000	336,353
		15,712,735
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	206,875	400,550
BOC Aviation, Ltd. (d)	18,300	113,712
CapitaLand Commercial Trust	191,690	233,374
CapitaLand Mall Trust REIT	254,800	386,825
CapitaLand, Ltd.	253,200	586,807
City Developments, Ltd.	31,000	248,500
ComfortDelGro Corp., Ltd.	189,100	325,915
DBS Group Holdings, Ltd.	157,448	3,072,748
Genting Singapore, Ltd.	493,100	441,204
Golden Agri-Resources, Ltd.	309,500	69,232
Hutchison Port Holdings Trust (a)	421,800	118,104
Jardine Cycle & Carriage, Ltd.	6,211	144,946
Keppel Corp., Ltd.	140,600	737,286
Oversea-Chinese Banking Corp., Ltd.	277,450	2,368,550
SATS, Ltd.	53,300	195,453
Sembcorp Industries, Ltd.	66,700	134,525
Singapore Airlines, Ltd.	47,200	370,054
Singapore Exchange, Ltd.	85,100	447,501
Singapore Press Holdings, Ltd.	139,900	266,769
Singapore Technologies Engineering, Ltd.	136,400	329,121
Singapore Telecommunications, Ltd.	728,700	1,646,055
Suntec Real Estate Investment Trust	182,700	231,809
United Overseas Bank, Ltd.	118,293	2,321,614
UOL Group, Ltd.	37,533	209,755
Venture Corp., Ltd.	23,900	312,707
Wilmar International, Ltd.	168,900	379,050
		16,092,166
SOUTH AFRICA — 1.5%
Anglo American Platinum, Ltd.	5,854	153,330
AngloGold Ashanti, Ltd.	43,902	359,128
Aspen Pharmacare Holdings, Ltd.	37,164	700,154
Barclays Africa Group, Ltd.	64,498	752,871
Bid Corp., Ltd.	26,882	539,964
Bidvest Group, Ltd.	33,867	486,795
Capitec Bank Holdings, Ltd.	2,901	183,717
Clicks Group, Ltd.	22,224	318,664
Coronation Fund Managers, Ltd.	32,439	138,004
Discovery, Ltd.	31,093	334,608
Exxaro Resources, Ltd.	13,613	124,845
FirstRand, Ltd.	303,595	1,415,171
Fortress REIT, Ltd. Class A,	115,468	129,737
Fortress REIT, Ltd. Class B (a)	96,108	105,530
Foschini Group, Ltd.	20,758	263,521
Gold Fields, Ltd.	56,782	203,825

71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties, Ltd. REIT	226,098	$ 440,278
Hyprop Investments, Ltd.	16,182	120,826
Imperial Holdings, Ltd.	12,323	176,121
Investec PLC	69,626	494,550
Investec, Ltd.	19,854	139,146
Kumba Iron Ore, Ltd. (a)	6,528	140,388
Liberty Holdings, Ltd.	15,761	133,758
Life Healthcare Group Holdings, Ltd. (a)	124,734	226,421
Mediclinic International PLC (c)	2,421	16,849
Mediclinic International PLC (c)	21,434	149,019
MMI Holdings, Ltd.	83,371	107,481
Mondi, Ltd.	10,770	291,985
Mr. Price Group, Ltd.	20,604	340,127
MTN Group, Ltd.	152,685	1,201,985
Naspers, Ltd. Class N	39,082	9,937,129
Nedbank Group, Ltd.	19,590	356,718
Netcare, Ltd. (a)	112,609	226,923
Old Mutual, Ltd. (b)	450,111	893,766
Pick n Pay Stores, Ltd.	32,017	174,682
Pioneer Foods Group, Ltd. (a)	10,377	84,727
PSG Group, Ltd.	17,508	276,168
Rand Merchant Investment Holdings, Ltd.	51,099	139,619
Redefine Properties, Ltd. REIT	560,779	429,189
Remgro, Ltd.	49,948	744,469
Resilient REIT, Ltd.	26,491	108,718
RMB Holdings, Ltd.	53,367	295,098
Sanlam, Ltd.	151,482	774,416
Sappi, Ltd.	37,361	249,414
Sasol, Ltd.	49,815	1,827,631
Shoprite Holdings, Ltd.	36,097	581,002
SPAR Group, Ltd.	17,539	237,270
Standard Bank Group, Ltd.	116,009	1,623,978
Steinhoff International Holdings NV (a)(b)	197,420	18,581
Telkom SA SOC, Ltd. (a)	13,170	47,121
Tiger Brands, Ltd. (a)	13,544	327,477
Truworths International, Ltd.	40,455	228,009
Vodacom Group, Ltd. (a)	48,980	438,796
Woolworths Holdings, Ltd.	85,060	344,119
		30,553,818
SOUTH KOREA — 3.4%
Amorepacific Corp.	2,810	813,122
Amorepacific Corp. Preference Shares	740	102,916
AMOREPACIFIC Group	2,522	279,468
BGF retail Co., Ltd.	502	87,833
BNK Financial Group, Inc.	27,622	231,732
Celltrion Healthcare Co., Ltd. (b)	3,133	311,754
Celltrion Pharm, Inc. (b)	1,347	109,621
Celltrion, Inc. (a)(b)	7,363	2,005,088
Cheil Worldwide, Inc.	7,506	139,075
CJ CheilJedang Corp.	711	224,879
CJ Corp.	1,354	172,515
CJ E&M Corp.	1,969	174,728
Security Description	Shares	Value
CJ Logistics Corp. (b)	1,096	$ 165,211
Coway Co., Ltd.	5,471	425,113
Daelim Industrial Co., Ltd.	2,118	145,381
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	128,134
DB Insurance Co., Ltd.	3,165	167,550
DGB Financial Group, Inc.	13,309	122,402
Dongsuh Cos., Inc.	874	20,507
Doosan Bobcat, Inc. (b)	4,079	117,118
Doosan Heavy Industries & Construction Co., Ltd. (b)	457	6,417
E-MART, Inc.	2,133	487,078
GS Engineering & Construction Corp.	5,552	229,154
GS Holdings Corp.	3,356	163,810
GS Retail Co., Ltd.	360	14,197
Hana Financial Group, Inc.	25,870	994,643
Hankook Tire Co., Ltd.	4,760	179,808
Hanmi Pharm Co., Ltd.	444	167,720
Hanmi Science Co., Ltd.	188	10,897
Hanon Systems	8,270	78,656
Hanssem Co., Ltd.	770	72,544
Hanwha Chemical Corp.	6,970	136,648
Hanwha Corp.	3,640	103,044
Hanwha Life Insurance Co., Ltd.	16,650	79,179
HDC Hyundai Development Co-Engineering & Construction (b)	2,174	105,140
HLB, Inc. (b)	2,711	237,167
Hotel Shilla Co., Ltd.	2,730	302,517
Hyosung Corp. (g)	1,344	161,594
Hyundai Department Store Co., Ltd.	1,309	135,657
Hyundai Engineering & Construction Co., Ltd.	6,813	351,501
Hyundai Glovis Co., Ltd.	1,744	180,738
Hyundai Heavy Industries Co., Ltd. (b)	3,817	349,335
Hyundai Heavy Industries Holdings Co., Ltd. (b)	1,006	319,086
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	173,202
Hyundai Mobis Co., Ltd.	6,172	1,174,037
Hyundai Motor Co.	13,748	1,548,115
Hyundai Motor Co. Preference Shares (c)	3,845	313,258
Hyundai Motor Co. Preference Shares (c)	1,762	130,114
Hyundai Steel Co.	6,998	330,278
Hyundai Wia Corp.	139	5,082
Industrial Bank of Korea	22,023	304,311
ING Life Insurance Korea, Ltd. (b)(d)	3,399	127,634
Kakao Corp.	3,852	395,742
Kangwon Land, Inc.	7,520	176,445
KB Financial Group, Inc.	35,342	1,674,345
KCC Corp.	458	134,790
KEPCO Plant Service & Engineering Co., Ltd.	3,195	102,200

72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kia Motors Corp.	25,372	$ 702,312
Korea Aerospace Industries, Ltd. (b)	3,940	145,651
Korea Electric Power Corp.	24,440	701,732
Korea Gas Corp. (b)	2,420	139,402
Korea Investment Holdings Co., Ltd.	2,958	223,210
Korea Zinc Co., Ltd.	577	199,840
Korean Air Lines Co., Ltd.	4,004	101,492
KT Corp.	110	2,704
KT&G Corp.	10,199	979,177
Kumho Petrochemical Co., Ltd.	1,926	201,327
LG Chem, Ltd.	4,147	1,240,937
LG Chem, Ltd. Preference Shares	491	88,772
LG Corp.	7,582	490,500
LG Display Co., Ltd.	18,859	309,663
LG Electronics, Inc.	9,962	741,899
LG Household & Health Care, Ltd.	819	1,025,863
LG Household & Health Care, Ltd. Preference Shares	184	120,520
LG Innotek Co., Ltd.	1,061	137,563
Lotte Chemical Corp.	1,278	399,052
Lotte Corp. (b)	2,576	132,440
Lotte Shopping Co., Ltd.	983	185,222
Medy-Tox, Inc.	329	226,507
Mirae Asset Daewoo Co., Ltd.	23,737	181,462
NAVER Corp.	2,497	1,709,476
NCSoft Corp.	1,398	465,373
Netmarble Corp. (d)	2,574	352,207
NH Investment & Securities Co., Ltd.	11,490	154,128
OCI Co., Ltd.	1,629	150,549
Orion Corp/Republic of Korea	2,349	314,043
Ottogi Corp.	17	13,103
Pan Ocean Co., Ltd. (b)	24,680	108,176
POSCO	6,600	1,948,318
Posco Daewoo Corp.	570	10,945
S-1 Corp.	1,546	134,278
Samsung Biologics Co., Ltd. (b)(d)	1,624	607,634
Samsung C&T Corp.	7,241	756,910
Samsung Card Co., Ltd.	501	17,217
Samsung Electro-Mechanics Co., Ltd.	5,729	763,353
Samsung Electronics Co., Ltd. Preference Shares	76,750	2,592,766
Samsung Electronics Co., Ltd.	423,100	17,709,839
Samsung Engineering Co., Ltd. (b)	13,722	192,687
Samsung Fire & Marine Insurance Co., Ltd.	2,462	583,192
Samsung Heavy Industries Co., Ltd. (b)	40,454	259,167
Samsung Life Insurance Co., Ltd.	5,568	491,603
Samsung SDI Co., Ltd.	5,175	993,674
Samsung SDS Co., Ltd.	2,824	508,041
Security Description	Shares	Value
Samsung Securities Co., Ltd.	4,928	$ 153,655
Shinhan Financial Group Co., Ltd.	38,301	1,488,051
Shinsegae, Inc.	635	228,760
SillaJen, Inc. (b)	5,434	357,391
SK Holdings Co., Ltd. (b)	2,767	643,026
SK Hynix, Inc.	50,901	3,914,056
SK Innovation Co., Ltd.	5,990	1,085,671
SK Networks Co., Ltd.	410	1,655
SK Telecom Co., Ltd.	1,684	352,061
S-Oil Corp.	4,401	432,400
ViroMed Co., Ltd. (b)	1,187	250,926
Woori Bank	39,892	583,436
Yuhan Corp.	685	133,681
		66,538,925
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	23,183	939,236
Aena SME SA (d)	6,218	1,128,904
Amadeus IT Group SA	38,596	3,046,244
Banco Bilbao Vizcaya Argentaria SA	582,758	4,132,746
Banco de Sabadell SA	500,553	838,936
Banco Santander SA	1,439,434	7,717,370
Bankia SA	104,029	389,519
Bankinter SA	54,743	533,181
CaixaBank SA	325,089	1,406,641
Enagas SA (a)	21,503	628,650
Endesa SA (a)	29,553	651,965
Ferrovial SA	46,695	958,172
Gas Natural SDG SA (a)	33,822	895,608
Grifols SA (a)	28,519	858,406
Iberdrola SA	504,265	3,899,912
Industria de Diseno Textil SA	95,418	3,259,720
Mapfre SA	94,201	284,310
Red Electrica Corp. SA (a)	41,004	834,927
Repsol SA	120,023	2,349,328
Siemens Gamesa Renewable Energy SA (a)	23,620	317,280
Telefonica SA	408,402	3,470,845
		38,541,900
SWEDEN — 1.7%
Alfa Laval AB	23,706	563,368
Assa Abloy AB Class B	89,694	1,913,993
Atlas Copco AB Class A	59,244	1,727,122
Atlas Copco AB Class B	35,597	933,695
Boliden AB	25,975	843,766
Electrolux AB Class B	23,322	531,823
Epiroc AB Class A (b)	59,244	622,439
Epiroc AB Class B (b)	35,597	326,286
Essity AB Class B	54,801	1,355,017
Hennes & Mauritz AB Class B (a)	85,223	1,271,772
Hexagon AB Class B	22,911	1,279,236
Husqvarna AB Class B	45,065	428,284
ICA Gruppen AB (a)	6,173	189,551
Industrivarden AB Class C	14,598	283,442

73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Investor AB Class B	40,769	$ 1,662,934
Kinnevik AB Class B	22,708	779,017
L E Lundbergforetagen AB Class B	5,800	178,422
Lundin Petroleum AB	16,362	522,538
Nordea Bank AB	265,953	2,564,993
Sandvik AB	101,297	1,800,383
Securitas AB Class B	25,819	425,555
Skandinaviska Enskilda Banken AB Class A	137,067	1,304,787
Skanska AB Class B	33,422	608,216
SKF AB Class B	36,322	676,825
Svenska Handelsbanken AB Class A	136,638	1,520,644
Swedbank AB Class A	80,843	1,733,254
Swedish Match AB	17,569	871,380
Tele2 AB Class B	26,718	314,487
Telefonaktiebolaget LM Ericsson Class B	275,407	2,132,203
Telia Co. AB	237,276	1,086,388
Volvo AB Class B	137,443	2,200,071
		32,651,891
SWITZERLAND — 5.4%
ABB, Ltd.	159,845	3,494,874
Adecco Group AG	14,211	840,967
Baloise Holding AG	4,784	695,233
Barry Callebaut AG	192	344,187
Chocoladefabriken Lindt & Spruengli AG (c)	104	673,468
Chocoladefabriken Lindt & Spruengli AG (c)	8	607,483
Cie Financiere Richemont SA	45,622	3,864,971
Clariant AG (b)	23,031	552,494
Coca-Cola HBC AG (b)	19,565	653,775
Credit Suisse Group AG	223,399	3,363,528
Dufry AG (b)	2,498	317,989
EMS-Chemie Holding AG	674	432,047
Ferguson PLC	21,624	1,755,770
Geberit AG	3,362	1,442,042
Givaudan SA	826	1,873,359
Glencore PLC	1,014,558	4,848,884
Julius Baer Group, Ltd. (b)	20,699	1,214,903
Kuehne + Nagel International AG	5,122	769,628
LafargeHolcim, Ltd. (b)(c)	41,835	2,038,348
LafargeHolcim, Ltd. (b)(c)	852	41,312
Lonza Group AG (b)	6,681	1,772,943
Nestle SA	274,540	21,262,023
Novartis AG	196,433	14,892,468
Pargesa Holding SA	2,959	250,619
Partners Group Holding AG	1,517	1,111,453
Roche Holding AG	62,068	13,786,291
Schindler Holding AG (c)	3,865	831,426
Schindler Holding AG (c)	1,759	369,887
SGS SA	491	1,306,432
Sika AG	11,700	1,618,994
Sonova Holding AG	5,048	904,161
STMicroelectronics NV	62,787	1,400,897
Security Description	Shares	Value
Straumann Holding AG	827	$ 628,818
Swatch Group AG (c)	2,777	1,317,533
Swatch Group AG (c)	4,879	421,836
Swiss Life Holding AG (b)	2,843	987,799
Swiss Prime Site AG (b)	6,748	619,447
Swiss Re AG	27,744	2,394,542
Swisscom AG (a)	2,348	1,048,022
Temenos AG (b)	5,252	793,393
UBS Group AG (b)	336,831	5,198,585
Vifor Pharma AG	4,758	760,216
Zurich Insurance Group AG	13,227	3,917,680
		107,420,727
TAIWAN — 2.7%
Acer, Inc. (b)	255,000	208,259
Advantech Co., Ltd.	33,199	218,869
Airtac International Group	12,000	170,622
ASE Technology Holding Co., Ltd.	328,325	771,047
Asia Cement Corp.	140,000	153,828
Asia Pacific Telecom Co., Ltd. (b)	7,000	1,837
Asustek Computer, Inc.	57,000	520,672
AU Optronics Corp.	594,000	251,328
Catcher Technology Co., Ltd.	53,000	592,781
Cathay Financial Holding Co., Ltd.	746,000	1,316,391
Chailease Holding Co., Ltd.	117,480	385,326
Chang Hwa Commercial Bank, Ltd.	435,405	252,773
Cheng Shin Rubber Industry Co., Ltd.	124,000	186,477
Chicony Electronics Co., Ltd.	46,260	104,238
China Airlines, Ltd. (b)	23,000	7,182
China Development Financial Holding Corp.	1,178,000	430,808
China Life Insurance Co., Ltd.	175,899	185,196
China Steel Corp.	1,182,000	918,819
Chunghwa Telecom Co., Ltd.	337,000	1,215,868
Compal Electronics, Inc.	378,000	238,044
CTBC Financial Holding Co., Ltd.	1,534,009	1,104,400
Delta Electronics, Inc.	185,630	666,693
E.Sun Financial Holding Co., Ltd.	750,834	523,319
Eclat Textile Co., Ltd.	15,182	180,510
Eva Airways Corp.	283,304	137,059
Evergreen Marine Corp. Taiwan, Ltd. (b)	25,808	11,004
Far Eastern New Century Corp.	292,620	277,374
Far EasTone Telecommunications Co., Ltd.	140,000	361,841
Feng TAY Enterprise Co., Ltd.	30,273	151,919
First Financial Holding Co., Ltd.	749,096	506,138
Formosa Chemicals & Fibre Corp.	309,000	1,231,399
Formosa Petrochemical Corp.	111,000	445,988
Formosa Plastics Corp.	411,000	1,516,555
Formosa Taffeta Co., Ltd.	3,000	3,282

74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Foxconn Technology Co., Ltd.	84,180	$ 205,974
Fubon Financial Holding Co., Ltd.	620,000	1,039,146
General Interface Solution Holding, Ltd.	11,000	71,437
Giant Manufacturing Co., Ltd.	23,000	97,315
Globalwafers Co., Ltd.	23,000	382,472
Highwealth Construction Corp.	72,900	108,196
Hiwin Technologies Corp.	18,431	217,628
Hon Hai Precision Industry Co., Ltd.	1,440,650	3,931,387
Hotai Motor Co., Ltd.	19,000	167,325
HTC Corp. (b)	57,000	106,378
Hua Nan Financial Holdings Co., Ltd.	726,546	422,985
Innolux Corp.	942,000	338,321
Inventec Corp.	197,000	154,752
Largan Precision Co., Ltd.	9,000	1,325,418
Lite-On Technology Corp.	145,419	176,000
Macronix International (b)	166,000	236,299
MediaTek, Inc.	137,000	1,348,049
Mega Financial Holding Co., Ltd.	1,022,601	902,241
Micro-Star International Co., Ltd.	59,000	182,292
Nan Ya Plastics Corp.	429,000	1,226,981
Nanya Technology Corp.	69,000	188,294
Nien Made Enterprise Co., Ltd.	13,000	111,075
Novatek Microelectronics Corp.	61,000	275,104
Pegatron Corp.	165,000	339,325
Phison Electronics Corp.	13,000	102,760
Pou Chen Corp.	201,000	233,380
Powertech Technology, Inc.	51,000	148,039
President Chain Store Corp.	47,000	532,611
Quanta Computer, Inc.	222,000	389,557
Realtek Semiconductor Corp.	34,000	123,784
Ruentex Development Co., Ltd. (b)	128,936	148,861
Ruentex Industries, Ltd. (b)	79,000	161,169
Shin Kong Financial Holding Co., Ltd.	736,551	283,860
SinoPac Financial Holdings Co., Ltd.	917,923	331,179
Standard Foods Corp.	51,417	104,053
Synnex Technology International Corp.	70,550	106,443
TaiMed Biologics, Inc. (b)	15,000	153,500
Taishin Financial Holding Co., Ltd.	931,170	439,800
Taiwan Business Bank	66,042	20,383
Taiwan Cement Corp.	383,000	532,006
Taiwan Cooperative Financial Holding Co., Ltd.	692,876	405,656
Taiwan High Speed Rail Corp.	152,000	119,153
Taiwan Mobile Co., Ltd.	132,000	478,410
Taiwan Semiconductor Manufacturing Co., Ltd.	2,175,000	15,444,758
Teco Electric and Machinery Co., Ltd.	90,000	67,599
Security Description	Shares	Value
Uni-President Enterprises Corp.	421,880	$ 1,071,011
United Microelectronics Corp.	979,000	544,272
Vanguard International Semiconductor Corp.	105,000	240,386
Walsin Technology Corp.	28,000	382,964
Win Semiconductors Corp.	30,000	215,983
Winbond Electronics Corp.	274,000	175,246
Wistron Corp.	228,142	169,487
WPG Holdings, Ltd.	144,000	204,038
Yageo Corp. (b)	20,000	737,983
Yuanta Financial Holding Co., Ltd.	1,068,022	486,921
Zhen Ding Technology Holding, Ltd.	3,000	6,632
		53,364,124
THAILAND — 0.5%
Advanced Info Service PCL (g)	84,900	474,087
Airports of Thailand PCL (g)	340,200	646,924
Bangkok Bank PCL NVDR	30,800	181,751
Bangkok Dusit Medical Services PCL (g)	357,100	269,469
Bangkok Expressway & Metro PCL (g)	649,000	145,942
Banpu PCL (g)	243,400	143,263
Berli Jucker PCL (g)	104,700	159,594
BTS Group Holdings PCL (g)	619,900	164,658
Bumrungrad Hospital PCL (g)	31,200	156,800
Central Pattana PCL (g)	118,200	248,851
Charoen Pokphand Foods PCL (g)	285,300	208,399
CP ALL PCL (g)	445,300	987,913
Delta Electronics Thailand PCL (g)	55,900	98,707
Energy Absolute PCL (g)	112,813	111,519
Glow Energy PCL (g)	44,700	127,839
Home Product Center PCL (g)	417,200	168,744
Indorama Ventures PCL (g)	143,700	237,476
IRPC PCL (g)	971,500	170,078
Kasikornbank PCL	112,400	678,539
Kasikornbank PCL NVDR	58,700	343,731
Krung Thai Bank PCL (g)	265,400	133,781
Minor International PCL (g)	196,350	192,616
PTT Exploration & Production PCL (g)	132,600	562,339
PTT Global Chemical PCL (g)	184,800	407,196
PTT PCL (g)	968,000	1,402,475
Robinson PCL (g)	12,700	21,467
Siam Cement PCL	33,765	419,897
Siam Commercial Bank PCL (g)	145,200	519,354
Thai Oil PCL (g)	98,100	230,223
Thai Union Group PCL Class F (g)	43,700	20,841
TMB Bank PCL (g)	1,483,700	103,004
True Corp. PCL (g)	1,001,312	160,186
		9,897,663
TURKEY — 0.1%
Akbank Turk A/S	181,543	298,001

75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	$ 118,587
Arcelik A/S	4,778	15,905
Aselsan Elektronik Sanayi Ve Ticaret A/S	18,895	95,440
BIM Birlesik Magazalar A/S	13,969	204,754
Coca-Cola Icecek A/S	648	4,798
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	30,919	13,701
Eregli Demir ve Celik Fabrikalari TAS	122,357	272,427
Ford Otomotiv Sanayi A/S	1,307	17,489
Haci Omer Sabanci Holding A/S	58,478	112,713
KOC Holding A/S	51,437	159,660
Petkim Petrokimya Holding A/S	11,722	12,384
TAV Havalimanlari Holding A/S	1,388	6,799
Tofas Turk Otomobil Fabrikasi A/S	2,262	11,880
Tupras Turkiye Petrol Rafinerileri A/S	7,975	188,007
Turk Hava Yollari AO (b)	53,950	159,452
Turkcell Iletisim Hizmetleri A/S	92,714	246,296
Turkiye Garanti Bankasi A/S	188,439	344,695
Turkiye Halk Bankasi A/S	29,437	47,549
Turkiye Is Bankasi A/S Class C	144,348	179,600
Turkiye Sise ve Cam Fabrikalari A/S	6,787	6,267
Turkiye Vakiflar Bankasi TAO	68,469	73,383
Ulker Biskuvi Sanayi A/S (b)	1,307	5,144
Yapi ve Kredi Bankasi A/S (b)	14,270	7,725
		2,602,656
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	226,966	436,241
Aldar Properties PJSC	245,613	135,072
DAMAC Properties Dubai Co. PJSC	160,578	89,619
DP World, Ltd.	14,508	333,684
Dubai Investments PJSC	282,063	145,902
Dubai Islamic Bank PJSC	113,893	151,004
Emaar Development PJSC (b)	109,796	151,251
Emaar Malls PJSC	267,179	155,660
Emaar Properties PJSC	347,458	465,403
Emirates Telecommunications Group Co. PJSC	139,059	611,411
First Abu Dhabi Bank PJSC	115,574	382,294
NMC Health PLC	9,069	428,885
		3,486,426
UNITED KINGDOM — 10.4%
3i Group PLC	85,027	1,010,986
Admiral Group PLC	20,501	516,293
Anglo American PLC (a)	92,618	2,072,384
Ashtead Group PLC	46,048	1,381,868
Associated British Foods PLC	33,045	1,194,526
AstraZeneca PLC	112,195	7,781,033
Security Description	Shares	Value
Auto Trader Group PLC (d)	101,929	$ 573,141
Aviva PLC	356,588	2,372,759
Babcock International Group PLC	17,191	185,611
BAE Systems PLC	282,980	2,416,474
Barclays PLC	1,489,646	3,717,074
Barratt Developments PLC	96,507	656,689
Berkeley Group Holdings PLC	10,402	519,803
BP PLC	1,771,686	13,526,838
British American Tobacco PLC ADR	19,881	1,002,996
British American Tobacco PLC	184,357	9,322,121
British Land Co. PLC REIT	92,767	823,282
BT Group PLC	742,640	2,135,465
Bunzl PLC	31,917	967,077
Burberry Group PLC	40,488	1,154,613
Carnival PLC	16,166	927,788
Centrica PLC	489,422	1,018,671
CNH Industrial NV	92,714	984,626
Coca-Cola European Partners PLC	6,100	247,904
Coca-Cola European Partners PLC	14,800	600,990
Compass Group PLC	138,848	2,966,939
ConvaTec Group PLC (d)	119,350	334,683
Croda International PLC	10,510	666,317
DCC PLC	8,501	773,857
Diageo PLC	218,064	7,836,614
Direct Line Insurance Group PLC	111,078	502,866
easyJet PLC	14,188	313,382
Experian PLC	83,422	2,064,536
Fiat Chrysler Automobiles NV	96,615	1,842,522
G4S PLC	128,363	453,675
GlaxoSmithKline PLC	435,596	8,797,816
GVC Holdings PLC	50,400	699,342
Hammerson PLC REIT	65,172	449,663
Hargreaves Lansdown PLC	27,383	712,745
HSBC Holdings PLC	1,764,843	16,559,558
Imperial Brands PLC	82,744	3,082,832
Informa PLC	110,482	1,217,964
InterContinental Hotels Group PLC	16,813	1,047,716
International Consolidated Airlines Group SA	63,121	554,348
Intertek Group PLC	15,066	1,136,964
ITV PLC	350,088	804,235
J Sainsbury PLC	135,851	576,096
John Wood Group PLC	68,018	563,769
Johnson Matthey PLC	18,692	893,101
Kingfisher PLC	205,613	806,238
Land Securities Group PLC REIT	69,898	883,055
Legal & General Group PLC	532,026	1,868,404
Lloyds Banking Group PLC	6,453,756	5,372,222
London Stock Exchange Group PLC	28,423	1,677,764
Marks & Spencer Group PLC	141,999	553,237
Meggitt PLC	64,415	419,522

76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Melrose Industries PLC	423,332	$ 1,188,789
Merlin Entertainments PLC (d)	62,376	318,455
Micro Focus International PLC	11,785	205,925
Micro Focus International PLC ADR	28,000	483,560
Mondi PLC	34,839	943,382
National Grid PLC	298,642	3,305,662
Next PLC	14,025	1,120,249
Pearson PLC	79,412	927,867
Persimmon PLC	28,765	961,958
Prudential PLC	231,484	5,300,925
Randgold Resources, Ltd.	8,956	688,166
Reckitt Benckiser Group PLC	59,958	4,938,766
RELX NV	86,182	1,837,858
RELX PLC	94,709	2,028,768
Rio Tinto PLC	105,590	5,856,415
Rio Tinto, Ltd.	37,660	2,321,725
Rolls-Royce Holdings PLC (b)	149,016	1,944,169
Royal Bank of Scotland Group PLC (b)	440,015	1,487,762
Royal Mail PLC	74,250	495,437
RSA Insurance Group PLC	98,017	879,191
Sage Group PLC	100,648	835,287
Schroders PLC	12,534	522,586
Segro PLC REIT	81,160	717,272
Severn Trent PLC	19,097	499,088
Shire PLC	79,033	4,450,244
Sky PLC	86,951	1,677,760
Smith & Nephew PLC	79,791	1,472,711
Smiths Group PLC	38,270	857,931
SSE PLC	90,112	1,612,049
St James's Place PLC	50,631	767,053
Standard Chartered PLC	246,370	2,252,821
Standard Life Aberdeen PLC	243,870	1,048,655
Taylor Wimpey PLC	311,601	735,979
Tesco PLC	850,293	2,881,714
Travis Perkins PLC	20,759	389,866
Unilever NV	135,680	7,569,777
Unilever PLC	110,149	6,096,186
United Utilities Group PLC	66,393	668,986
Vodafone Group PLC	2,331,229	5,657,624
Weir Group PLC	21,300	562,427
Whitbread PLC	17,340	906,340
Wm Morrison Supermarkets PLC	181,224	602,938
WPP PLC	113,183	1,782,699
		205,346,016
UNITED STATES — 0.0% (f)
Altice USA, Inc. Class A	18,452	314,785
TOTAL COMMON STOCKS (Cost $1,724,123,323)		1,856,960,188

RIGHTS — 0.0% (f)
ITALY — 0.0% (f)
Intesa Sanpaolo SpA (expiring 7/17/18) (b) (g)	1,250,415	—
Security Description	Shares	Value
SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	23,183	$ 23,873
Repsol SA (expiring 7/6/18) (b)	120,023	68,119
		91,992
TOTAL RIGHTS (Cost $92,878)		91,992
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	47,796,436	47,796,436
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	23,248,817	23,248,817
TOTAL SHORT-TERM INVESTMENTS (Cost $71,045,253)		71,045,253
TOTAL INVESTMENTS — 97.4% (Cost $1,795,261,454)		1,928,097,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		51,221,892
NET ASSETS — 100.0%		$ 1,979,319,325

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $8,436,023 representing 0.4% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets	470	09/21/2018	$26,862,183	$24,987,550	$(1,874,632)
Mini MSCI EAFE (long)	409	09/21/2018	41,187,979	39,987,930	$(1,200,049)
S&P/TSX 60 Index Future	30	09/20/2018	4,327,517	4,393,782	$ 30,570
Total unrealized depreciation on open futures contracts purchased					$(3,044,111)
During the period ended June 30, 2018, average notional value related to futures contracts was $62,554,035or less than 0.5% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 89,863,999	$ —	$ —	$ 89,863,999
Austria	2,933,447	—	—	2,933,447
Belgium	13,691,625	—	—	13,691,625
Brazil	26,621,155	—	—	26,621,155
Canada	122,623,981	—	—	122,623,981
Chile	5,509,292	—	—	5,509,292
China	145,330,886	—	0(a)	145,330,886
Colombia	2,358,031	—	—	2,358,031
Czech Republic	540,804	—	—	540,804
Denmark	21,302,560	—	—	21,302,560
Egypt	674,203	—	—	674,203
Finland	13,484,075	—	—	13,484,075
France	135,536,138	—	—	135,536,138
Germany	121,835,855	—	—	121,835,855
Greece	1,400,167	684	—	1,400,851
Hong Kong	48,625,994	—	0(a)	48,625,994
Hungary	1,219,643	—	—	1,219,643
India	40,368,972	—	—	40,368,972
Indonesia	8,523,599	—	—	8,523,599
Ireland	8,535,676	—	—	8,535,676
Israel	6,270,663	—	—	6,270,663
Italy	26,492,543	—	—	26,492,543
Japan	310,100,781	—	—	310,100,781
Luxembourg	4,397,116	—	—	4,397,116
Macau	570,986	—	—	570,986
Malaysia	10,549,824	—	—	10,549,824
Mexico	13,495,018	—	—	13,495,018
Netherlands	61,892,705	—	—	61,892,705
New Zealand	2,827,666	—	—	2,827,666
Norway	9,670,194	—	—	9,670,194
Pakistan	72,633	—	—	72,633
Peru	1,910,231	—	—	1,910,231
Philippines	4,144,862	—	—	4,144,862
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Poland	$ 5,097,093	$ —	$ —	$ 5,097,093
Portugal	2,166,086	—	—	2,166,086
Qatar	3,552,539	—	—	3,552,539
Romania	244,630	—	—	244,630
Russia	15,712,735	—	—	15,712,735
Singapore	16,092,166	—	—	16,092,166
South Africa	30,553,818	—	—	30,553,818
South Korea	66,377,331	161,594	—	66,538,925
Spain	38,541,900	—	—	38,541,900
Sweden	32,651,891	—	—	32,651,891
Switzerland	107,420,727	—	—	107,420,727
Taiwan	53,364,124	—	—	53,364,124
Thailand	525,482	9,372,181	—	9,897,663
Turkey	2,602,656	—	—	2,602,656
United Arab Emirates	3,486,426	—	—	3,486,426
United Kingdom	205,346,016	—	—	205,346,016
United States	314,785	—	—	314,785
Rights
Italy	—	0(b)	—	0
Spain	91,992	—	—	91,992
Short-Term Investments	71,045,253	—	—	71,045,253
TOTAL INVESTMENTS	$1,918,562,974	$9,534,459	$ 0	$1,928,097,433
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	30,570	—	—	30,570
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,915,518,863	$9,534,459	$ —	$1,925,053,322
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	(3,044,111)	—	—	(3,044,111)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (3,044,111)	$ —	$ —	$ (3,044,111)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,078,160	$20,078,160	$374,674,788	$346,956,512	$—	$—	47,796,436	$47,796,436	$416,299	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,302,133	10,302,133	261,017,459	248,070,775	—	—	23,248,817	23,248,817	289,263	—
Total		$30,380,293	$635,692,247	$595,027,287	$—	$—		$71,045,253	$705,562	$—
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 103.4%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	4,060	$ 188,749
Aerojet Rocketdyne Holdings, Inc. (a)	8,900	262,461
Aerovironment, Inc. (a) (b)	2,600	185,718
Astronics Corp. (a)	2,519	90,608
Axon Enterprise, Inc. (a)	6,592	416,483
BWX Technologies, Inc.	12,390	772,145
Cubic Corp.	3,200	205,440
Curtiss-Wright Corp.	5,540	659,371
Ducommun, Inc. (a)	1,300	43,017
Engility Holdings, Inc. (a)	2,200	67,408
Esterline Technologies Corp. (a)	3,300	243,540
HEICO Corp.	4,782	348,788
HEICO Corp. Class A	9,579	583,825
Hexcel Corp.	11,111	737,548
KeyW Holding Corp. (a) (b)	5,900	51,566
KLX, Inc. (a)	6,343	456,062
Kratos Defense & Security Solutions, Inc. (a) (b)	10,400	119,704
Maxar Technologies, Ltd.	6,900	348,588
Mercury Systems, Inc. (a)	5,900	224,554
Moog, Inc. Class A	3,954	308,254
National Presto Industries, Inc.	595	73,780
Sparton Corp. (a)	1,100	20,889
Spirit AeroSystems Holdings, Inc. Class A	13,923	1,196,125
Teledyne Technologies, Inc. (a)	4,423	880,442
Triumph Group, Inc. (b)	5,945	116,522
Vectrus, Inc. (a)	1,300	40,066
Wesco Aircraft Holdings, Inc. (a)	6,800	76,500
		8,718,153
AIR FREIGHT & LOGISTICS — 0.4%
Air Transport Services Group, Inc. (a)	7,700	173,943
Atlas Air Worldwide Holdings, Inc. (a)	2,882	206,639
Echo Global Logistics, Inc. (a)	3,200	93,600
Forward Air Corp.	3,700	218,596
Hub Group, Inc. Class A (a)	4,017	200,047
Radiant Logistics, Inc. (a)	4,600	17,986
XPO Logistics, Inc. (a) (b)	14,759	1,478,557
		2,389,368
AIRLINES — 0.4%
Allegiant Travel Co.	1,576	218,985
Copa Holdings SA Class A	3,946	373,371
Hawaiian Holdings, Inc.	6,545	235,293
JetBlue Airways Corp. (a)	39,336	746,597
SkyWest, Inc.	6,500	337,350
Spirit Airlines, Inc. (a) (b)	8,790	319,516
		2,231,112
AUTO COMPONENTS — 1.0%
Adient PLC (b)	11,600	570,604
American Axle & Manufacturing Holdings, Inc. (a)	12,450	193,722
Security Description	Shares	Value
Cooper Tire & Rubber Co. (b)	6,300	$ 165,690
Cooper-Standard Holdings, Inc. (a)	2,190	286,167
Dana, Inc.	18,447	372,445
Dorman Products, Inc. (a)	3,399	232,186
Fox Factory Holding Corp. (a)	4,600	214,130
Gentex Corp.	34,066	784,199
Gentherm, Inc. (a)	4,554	178,972
LCI Industries	3,098	279,285
Lear Corp.	8,087	1,502,645
Modine Manufacturing Co. (a)	5,983	109,190
Motorcar Parts of America, Inc. (a) (b)	2,300	43,033
Shiloh Industries, Inc. (a)	1,700	14,790
Standard Motor Products, Inc.	2,708	130,905
Stoneridge, Inc. (a)	3,282	115,330
Superior Industries International, Inc.	2,988	53,485
Tenneco, Inc.	6,368	279,937
Tower International, Inc.	2,461	78,260
Visteon Corp.	3,637	470,046
		6,075,021
AUTOMOBILES — 1.1%
Tesla, Inc. (a)	16,775	5,752,986
Thor Industries, Inc.	6,308	614,336
Winnebago Industries, Inc.	3,900	158,340
		6,525,662
BANKS — 7.3%
1st Constitution Bancorp	900	20,610
1st Source Corp.	2,000	106,860
Access National Corp.	1,799	51,451
ACNB Corp.	800	27,240
Allegiance Bancshares, Inc. (a)	1,400	60,690
American National Bankshares, Inc.	1,000	40,000
Ameris Bancorp	4,944	263,762
Ames National Corp.	1,000	30,850
Arrow Financial Corp.	1,438	52,343
Associated Banc-Corp.	21,030	574,119
Atlantic Capital Bancshares, Inc. (a)	2,600	51,090
Auburn National Bancorp, Inc.	300	14,883
Banc of California, Inc.	5,300	103,615
BancFirst Corp.	2,052	121,478
Bancorp, Inc. (a)	6,000	62,760
BancorpSouth Bank	11,955	393,917
Bank of Commerce Holdings	1,900	24,225
Bank of Hawaii Corp.	5,134	428,278
Bank of Marin Bancorp	872	70,501
Bank of NT Butterfield & Son, Ltd.	6,700	306,324
Bank of Princeton (a)	700	23,275
Bank of the Ozarks, Inc. (b)	15,154	682,536
BankUnited, Inc.	12,927	528,068
Bankwell Financial Group, Inc.	700	22,505
Banner Corp.	4,100	246,533
Bar Harbor Bankshares	1,780	53,916
Baycom Corp. (a)	1,300	32,175
BCB Bancorp, Inc.	1,500	22,500
Berkshire Hills Bancorp, Inc.	5,000	203,000
Blue Hills Bancorp, Inc.	2,826	62,737
BOK Financial Corp.	3,209	301,678

80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Boston Private Financial Holdings, Inc.	10,500	$ 166,950
Bridge Bancorp, Inc.	2,300	82,685
Brookline Bancorp, Inc.	9,800	182,280
Bryn Mawr Bank Corp.	2,300	106,490
Business First Bancshares, Inc. (b)	1,200	31,620
Byline Bancorp, Inc. (a)	2,000	44,680
C&F Financial Corp.	400	25,020
Cadence BanCorp (b)	6,000	173,220
Cambridge Bancorp (b)	500	43,270
Camden National Corp.	1,882	86,026
Capital City Bank Group, Inc.	1,300	30,719
Capstar Financial Holdings, Inc. (a)	1,000	18,530
Carolina Financial Corp.	2,300	98,716
Cathay General Bancorp	9,654	390,891
CB Financial Services, Inc.	600	20,640
CBTX, Inc. (b)	2,500	82,625
CenterState Bank Corp.	10,234	305,178
Central Pacific Financial Corp.	3,579	102,538
Central Valley Community Bancorp	1,200	25,392
Century Bancorp, Inc. Class A	336	25,670
Chemical Financial Corp.	8,945	497,968
Chemung Financial Corp.	400	20,044
CIT Group, Inc.	15,786	795,772
Citizens & Northern Corp.	1,400	36,204
City Holding Co.	1,849	139,100
Civista Bancshares, Inc.	1,200	29,088
CNB Financial Corp.	1,800	54,108
CoBiz Financial, Inc.	4,700	100,956
Codorus Valley Bancorp, Inc.	1,051	32,245
Columbia Banking System, Inc.	9,158	374,562
Commerce Bancshares, Inc.	11,858	767,331
Community Bank System, Inc. (b)	6,139	362,631
Community Bankers Trust Corp. (a)	2,500	22,375
Community Financial Corp.	500	17,680
Community Trust Bancorp, Inc.	2,013	100,549
ConnectOne Bancorp, Inc.	3,723	92,703
County Bancorp, Inc.	500	13,750
Cullen/Frost Bankers, Inc.	7,156	774,565
Customers Bancorp, Inc. (a)	3,500	99,330
CVB Financial Corp.	12,800	286,976
Eagle Bancorp, Inc. (a)	4,000	245,200
East West Bancorp, Inc.	17,971	1,171,709
Enterprise Bancorp, Inc.	1,178	47,627
Enterprise Financial Services Corp.	2,700	145,665
Equity Bancshares, Inc. Class A (a)	1,300	53,924
Esquire Financial Holdings, Inc. (a)	700	18,473
Evans Bancorp, Inc.	600	27,660
Farmers & Merchants Bancorp, Inc.	1,100	44,385
Farmers Capital Bank Corp.	949	49,443
Farmers National Banc Corp.	3,200	51,040
FB Financial Corp.	1,600	65,152
FCB Financial Holdings, Inc. Class A (a)	5,182	304,702
Fidelity D&D Bancorp, Inc. (b)	100	6,199
Fidelity Southern Corp.	2,800	71,148
Financial Institutions, Inc.	1,800	59,220
First BanCorp (a)	24,000	183,600
Security Description	Shares	Value
First Bancorp, Inc.	1,200	$ 33,864
First Bancorp/Southern Pines	3,513	143,717
First Bancshares, Inc.	1,300	46,735
First Bank/Hamilton	2,500	34,750
First Busey Corp.	5,149	163,326
First Business Financial Services, Inc.	1,000	26,000
First Choice Bancorp	700	21,392
First Citizens BancShares, Inc. Class A	928	374,262
First Commonwealth Financial Corp.	12,200	189,222
First Community Bancshares, Inc.	2,000	63,720
First Community Corp.	900	22,590
First Connecticut Bancorp, Inc.	1,700	52,020
First Financial Bancorp	12,182	373,378
First Financial Bankshares, Inc. (b)	8,151	414,886
First Financial Corp.	1,300	58,955
First Financial Northwest, Inc.	1,000	19,520
First Foundation, Inc. (a)	3,700	68,598
First Guaranty Bancshares, Inc.	530	13,791
First Hawaiian, Inc.	8,900	258,278
First Horizon National Corp.	40,019	713,939
First Internet Bancorp	1,000	34,100
First Interstate BancSystem, Inc. Class A	3,982	168,040
First Merchants Corp.	6,078	282,019
First Mid-Illinois Bancshares, Inc.	1,200	47,160
First Midwest Bancorp, Inc.	13,034	331,976
First Northwest Bancorp (a)	1,200	19,164
First of Long Island Corp.	2,950	73,308
First Republic Bank	19,734	1,910,054
First Savings Financial Group, Inc. (b)	100	7,349
First United Corp.	800	16,360
Flushing Financial Corp.	3,400	88,740
FNB Bancorp	700	25,669
FNB Corp.	40,533	543,953
Franklin Financial Network, Inc. (a)	1,455	54,708
Fulton Financial Corp.	21,800	359,700
German American Bancorp, Inc.	2,564	91,919
Glacier Bancorp, Inc.	9,900	382,932
Great Southern Bancorp, Inc.	1,368	78,250
Great Western Bancorp, Inc.	7,315	307,157
Green Bancorp, Inc.	3,000	64,800
Guaranty Bancorp	3,000	89,400
Guaranty Bancshares, Inc.	1,000	32,940
Hancock Whitney Corp.	10,686	498,502
Hanmi Financial Corp.	3,900	110,565
HarborOne Bancorp, Inc. (a)	1,600	30,304
Heartland Financial USA, Inc.	3,700	202,945
Heritage Commerce Corp.	4,500	76,455
Heritage Financial Corp.	3,600	125,460
Hilltop Holdings, Inc.	9,200	203,044
Home BancShares, Inc.	19,714	444,748
HomeTrust Bancshares, Inc. (a)	2,000	56,300
Hope Bancorp, Inc.	16,221	289,220
Horizon Bancorp, Inc.	4,200	86,898
Howard Bancorp, Inc. (a)	1,000	18,000

81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
IBERIABANK Corp.	6,992	$ 529,994
Independent Bank Corp.	2,430	61,965
Independent Bank Corp./MA	3,433	269,147
Independent Bank Group, Inc.	2,451	163,727
International Bancshares Corp.	6,990	299,172
Investar Holding Corp.	1,000	27,650
Investors Bancorp, Inc.	30,914	395,390
KKR Real Estate Finance Trust, Inc. (b)	1,900	37,582
Lakeland Bancorp, Inc.	5,500	109,175
Lakeland Financial Corp.	3,028	145,919
LCNB Corp.	1,100	21,670
LegacyTexas Financial Group, Inc.	6,048	235,993
Level One Bancorp, Inc.	200	5,436
Live Oak Bancshares, Inc.	2,800	85,820
Macatawa Bank Corp.	3,200	38,848
MB Financial, Inc.	10,200	476,340
MBT Financial Corp.	2,100	22,365
Mercantile Bank Corp.	2,000	73,920
Metropolitan Bank Holding Corp. (a)	400	20,992
Mid Penn Bancorp, Inc.	100	3,490
Middlefield Banc Corp.	300	15,210
Midland States Bancorp, Inc.	2,800	95,928
MidSouth Bancorp, Inc.	1,700	22,525
MidWestOne Financial Group, Inc.	1,351	45,637
MutualFirst Financial, Inc.	700	26,425
MVB Financial Corp.	100	1,805
National Bank Holdings Corp. Class A	3,100	119,629
National Bankshares, Inc.	837	38,837
National Commerce Corp. (a)	1,463	67,737
NBT Bancorp, Inc.	5,300	202,195
Nicolet Bankshares, Inc. (a)	1,100	60,621
Northeast Bancorp	900	19,620
Northrim BanCorp, Inc.	800	31,640
Norwood Financial Corp.	650	23,413
Oak Valley Bancorp	200	4,574
OFG Bancorp	5,300	74,465
Ohio Valley Banc Corp.	500	26,225
Old Line Bancshares, Inc.	1,900	66,329
Old National Bancorp	18,861	350,815
Old Second Bancorp, Inc.	3,600	51,840
Opus Bank	2,400	68,880
Origin Bancorp, Inc.	2,000	81,880
Orrstown Financial Services, Inc.	900	23,400
Pacific Mercantile Bancorp (a)	1,800	17,550
Pacific Premier Bancorp, Inc. (a) (b)	5,751	219,401
PacWest Bancorp	15,615	771,693
Park National Corp.	1,699	189,303
Parke Bancorp, Inc.	1,320	31,218
Peapack Gladstone Financial Corp.	2,200	76,098
Penns Woods Bancorp, Inc.	547	24,495
Peoples Bancorp of North Carolina, Inc.	530	16,976
Peoples Bancorp, Inc.	2,000	75,560
Peoples Financial Services Corp.	839	39,450
People's Utah Bancorp	1,900	67,830
Pinnacle Financial Partners, Inc.	8,939	548,408
Security Description	Shares	Value
Popular, Inc.	12,510	$ 565,577
Preferred Bank	1,700	104,482
Premier Financial Bancorp, Inc.	1,412	26,362
Prosperity Bancshares, Inc.	8,422	575,728
QCR Holdings, Inc.	1,500	71,175
RBB Bancorp	1,900	61,028
Reliant Bancorp, Inc.	800	22,440
Renasant Corp.	5,661	257,689
Republic Bancorp, Inc. Class A	1,200	54,360
Republic First Bancorp, Inc. (a)	6,000	47,100
S&T Bancorp, Inc.	4,253	183,900
Sandy Spring Bancorp, Inc.	3,997	163,917
SB One Bancorp	900	26,730
Seacoast Banking Corp. of Florida (a)	5,300	167,374
Select Bancorp, Inc. (a)	200	2,694
ServisFirst Bancshares, Inc.	5,800	242,034
Shore Bancshares, Inc.	1,500	28,530
Sierra Bancorp	1,600	45,184
Signature Bank (a)	6,774	866,259
Simmons First National Corp. Class A	10,486	313,531
SmartFinancial, Inc. (a)	900	23,184
South State Corp.	4,545	392,006
Southern First Bancshares, Inc. (a)	800	35,360
Southern National Bancorp of Virginia, Inc.	2,600	46,384
Southside Bancshares, Inc.	4,304	144,959
Spirit of Texas Bancshares, Inc. (a)	300	6,180
State Bank Financial Corp.	4,600	153,640
Sterling Bancorp	26,916	632,526
Stock Yards Bancorp, Inc.	2,700	103,005
Summit Financial Group, Inc.	1,300	34,892
Synovus Financial Corp.	14,571	769,786
TCF Financial Corp.	20,300	499,786
Texas Capital Bancshares, Inc. (a)	6,248	571,692
Tompkins Financial Corp.	1,793	153,983
Towne Bank	7,990	256,479
TriCo Bancshares	2,476	92,726
TriState Capital Holdings, Inc. (a)	2,700	70,470
Triumph Bancorp, Inc. (a)	2,900	118,175
Trustmark Corp.	8,477	276,605
UMB Financial Corp.	5,689	433,673
Umpqua Holdings Corp.	27,287	616,413
Union Bankshares Corp.	8,020	311,818
Union Bankshares, Inc./Morrisville	500	25,950
United Bankshares, Inc.	12,500	455,000
United Community Banks, Inc.	9,361	287,102
United Security Bancshares	1,500	16,800
Unity Bancorp, Inc.	900	20,475
Univest Corp. of Pennsylvania	3,444	94,710
Valley National Bancorp (b)	39,900	485,184
Veritex Holdings, Inc. (a)	3,100	96,317
Washington Trust Bancorp, Inc.	1,813	105,335
Webster Financial Corp.	11,357	723,441
WesBanco, Inc.	5,242	236,100
West Bancorp, Inc.	1,900	47,785
Westamerica Bancorporation (b)	3,185	179,984

82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Western Alliance Bancorp (a)	12,365	$ 699,983
Wintrust Financial Corp.	7,028	611,787
		44,713,221
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	1,032	309,290
Castle Brands, Inc. (a) (b)	10,900	12,971
Celsius Holdings, Inc. (a) (b)	2,800	12,880
Coca-Cola Bottling Co. Consolidated	584	78,916
Craft Brew Alliance, Inc. (a)	1,500	30,975
Dr. Pepper Snapple Group, Inc.	22,100	2,696,200
MGP Ingredients, Inc.	1,600	142,096
National Beverage Corp. (a) (b)	1,500	160,350
Primo Water Corp. (a)	3,100	54,219
		3,497,897
BIOTECHNOLOGY — 5.0%
Abeona Therapeutics, Inc. (a) (b)	3,500	56,000
ACADIA Pharmaceuticals, Inc. (a) (b)	12,709	194,066
Acceleron Pharma, Inc. (a) (b)	4,600	223,192
Achaogen, Inc. (a) (b)	4,200	36,372
Achillion Pharmaceuticals, Inc. (a)	16,200	45,846
Acorda Therapeutics, Inc. (a)	5,700	163,590
Adamas Pharmaceuticals, Inc. (a) (b)	2,100	54,243
ADMA Biologics, Inc. (a)	2,300	10,373
Aduro Biotech, Inc. (a) (b)	5,554	38,878
Adverum Biotechnologies, Inc. (a)	6,700	35,510
Aeglea BioTherapeutics, Inc. (a)	2,000	21,160
Agenus, Inc. (a) (b)	9,400	21,338
Agios Pharmaceuticals, Inc. (a) (b)	6,268	527,954
Aimmune Therapeutics, Inc. (a) (b)	5,600	150,584
Akebia Therapeutics, Inc. (a)	5,500	54,890
Albireo Pharma, Inc. (a)	1,100	39,050
Alder Biopharmaceuticals, Inc. (a) (b)	7,752	122,482
Aldeyra Therapeutics, Inc. (a)	2,000	15,900
Alkermes PLC (a) (b)	19,262	792,824
Allena Pharmaceuticals, Inc. (a) (b)	700	9,121
Alnylam Pharmaceuticals, Inc. (a)	11,069	1,090,186
AMAG Pharmaceuticals, Inc. (a)	4,300	83,850
Amicus Therapeutics, Inc. (a) (b)	23,841	372,396
AnaptysBio, Inc. (a)	2,200	156,288
Apellis Pharmaceuticals, Inc. (a)	4,700	103,400
Arbutus Biopharma Corp. (a)	4,300	31,390
Arcus Biosciences, Inc. (a)	600	7,344
Ardelyx, Inc. (a)	3,900	14,430
Arena Pharmaceuticals, Inc. (a)	6,130	267,268
ArQule, Inc. (a)	10,600	58,618
Array BioPharma, Inc. (a) (b)	25,283	424,249
Arrowhead Pharmaceuticals, Inc. (a) (b)	10,600	144,160
Arsanis, Inc. (a) (b)	891	3,234
Atara Biotherapeutics, Inc. (a) (b)	5,000	183,750
Athenex, Inc. (a) (b)	5,500	102,630
Athersys, Inc. (a) (b)	11,900	23,443
Audentes Therapeutics, Inc. (a)	4,100	156,661
AVEO Pharmaceuticals, Inc. (a) (b)	12,500	28,250
Avid Bioservices, Inc. (a)	6,200	24,304
Security Description	Shares	Value
Bellicum Pharmaceuticals, Inc. (a) (b)	3,182	$ 23,483
BioCryst Pharmaceuticals, Inc. (a) (b)	12,000	68,760
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	3,400	134,368
BioMarin Pharmaceutical, Inc. (a)	21,911	2,064,016
BioSpecifics Technologies Corp. (a)	726	32,568
BioTime, Inc. (a) (b)	10,100	20,806
Bluebird Bio, Inc. (a) (b)	6,219	976,072
Blueprint Medicines Corp. (a)	5,142	326,414
Calithera Biosciences, Inc. (a)	3,600	18,000
Calyxt, Inc. (a) (b)	800	14,936
Cara Therapeutics, Inc. (a) (b)	3,300	63,195
CareDx, Inc. (a)	3,900	47,736
CASI Pharmaceuticals, Inc. (a) (b)	5,100	41,973
Catalyst Biosciences, Inc. (a)	1,500	17,505
Catalyst Pharmaceuticals, Inc. (a)	10,500	32,760
Celcuity, Inc. (a) (b)	1,000	24,820
Cellular Biomedicine Group, Inc. (a)	1,400	27,370
ChemoCentryx, Inc. (a)	2,900	38,193
Chimerix, Inc. (a)	5,397	25,690
Clovis Oncology, Inc. (a) (b)	5,480	249,176
Cohbar, Inc. (a)	2,700	17,685
Coherus Biosciences, Inc. (a) (b)	4,800	67,200
Concert Pharmaceuticals, Inc. (a)	2,100	35,343
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	5,700	28,785
Corvus Pharmaceuticals, Inc. (a) (b)	1,000	10,980
CTI BioPharma Corp. (a)	6,300	31,374
Cue Biopharma, Inc. (a) (b)	1,100	13,046
Cytokinetics, Inc. (a)	5,800	48,140
CytomX Therapeutics, Inc. (a)	4,976	113,751
Deciphera Pharmaceuticals, Inc. (a)	1,000	39,350
Denali Therapeutics, Inc. (a) (b)	1,900	28,975
Dicerna Pharmaceuticals, Inc. (a)	5,400	66,150
Dynavax Technologies Corp. (a)	7,438	113,430
Eagle Pharmaceuticals, Inc. (a) (b)	1,005	76,038
Editas Medicine, Inc. (a) (b)	5,600	200,648
Emergent BioSolutions, Inc. (a)	5,500	277,695
Enanta Pharmaceuticals, Inc. (a)	2,000	231,800
Epizyme, Inc. (a) (b)	6,038	81,815
Esperion Therapeutics, Inc. (a)	3,000	117,570
Evelo Biosciences, Inc. (a) (b)	700	8,260
Exact Sciences Corp. (a) (b)	14,822	886,207
Exelixis, Inc. (a)	36,485	785,157
Fate Therapeutics, Inc. (a) (b)	5,800	65,772
Fennec Pharmaceuticals, Inc. (a)	1,400	14,616
FibroGen, Inc. (a)	9,300	582,180
Five Prime Therapeutics, Inc. (a)	3,947	62,402
Flexion Therapeutics, Inc. (a) (b)	4,000	103,400
Fortress Biotech, Inc. (a)	3,800	11,324
Foundation Medicine, Inc. (a)	1,800	246,060
G1 Therapeutics, Inc. (a)	2,500	108,650
Genomic Health, Inc. (a)	2,500	126,000
Geron Corp. (a)	17,883	61,339
Global Blood Therapeutics, Inc. (a)	6,238	281,958
GlycoMimetics, Inc. (a)	4,100	66,133

83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
GTx, Inc. (a) (b)	600	$ 9,186
Halozyme Therapeutics, Inc. (a)	15,252	257,301
Heron Therapeutics, Inc. (a) (b)	7,826	304,040
Homology Medicines, Inc. (a) (b)	1,300	26,520
Idera Pharmaceuticals, Inc. (a) (b)	16,400	21,648
Immune Design Corp. (a)	4,300	19,565
ImmunoGen, Inc. (a)	15,700	152,761
Immunomedics, Inc. (a) (b)	16,372	387,525
Inovio Pharmaceuticals, Inc. (a) (b)	9,711	38,067
Insmed, Inc. (a) (b)	9,733	230,185
Insys Therapeutics, Inc. (a) (b)	2,753	19,932
Intellia Therapeutics, Inc. (a) (b)	4,300	117,648
Intercept Pharmaceuticals, Inc. (a) (b)	2,717	227,983
Intrexon Corp. (a) (b)	7,941	110,698
Invitae Corp. (a) (b)	5,000	36,750
Ionis Pharmaceuticals, Inc. (a) (b)	15,673	653,094
Iovance Biotherapeutics, Inc. (a) (b)	9,000	115,200
Ironwood Pharmaceuticals, Inc. (a) (b)	17,200	328,864
Jounce Therapeutics, Inc. (a) (b)	1,700	13,022
Kadmon Holdings, Inc. (a)	8,500	33,915
Karyopharm Therapeutics, Inc. (a)	6,300	107,037
Keryx Biopharmaceuticals, Inc. (a) (b)	11,003	41,371
Kindred Biosciences, Inc. (a)	2,900	30,885
Kura Oncology, Inc. (a) (b)	2,600	47,320
La Jolla Pharmaceutical Co. (a) (b)	2,100	61,257
Lexicon Pharmaceuticals, Inc. (a) (b)	5,321	63,852
Ligand Pharmaceuticals, Inc. (a) (b)	2,579	534,291
Loxo Oncology, Inc. (a) (b)	3,277	568,494
MacroGenics, Inc. (a) (b)	4,147	85,636
Madrigal Pharmaceuticals, Inc. (a)	700	195,783
MannKind Corp. (a) (b)	17,200	32,680
MediciNova, Inc. (a) (b)	4,700	37,412
Mersana Therapeutics, Inc. (a) (b)	1,300	23,218
MiMedx Group, Inc. (a) (b)	12,693	81,108
Minerva Neurosciences, Inc. (a)	3,080	25,410
Miragen Therapeutics, Inc. (a)	2,100	13,461
Mirati Therapeutics, Inc. (a) (b)	2,200	108,460
Molecular Templates, Inc. (a)	1,100	5,753
Momenta Pharmaceuticals, Inc. (a)	9,487	194,009
Mustang Bio, Inc. (a)	2,000	13,780
Myriad Genetics, Inc. (a)	8,151	304,603
NantKwest, Inc. (a) (b)	3,400	10,404
Natera, Inc. (a)	3,900	73,398
Neurocrine Biosciences, Inc. (a) (b)	11,171	1,097,439
NewLink Genetics Corp. (a)	3,458	16,460
Novavax, Inc. (a) (b)	38,400	51,456
Nymox Pharmaceutical Corp. (a)	3,700	12,432
OPKO Health, Inc. (a) (b)	41,780	196,366
Organovo Holdings, Inc. (a) (b)	11,700	16,380
Ovid therapeutics, Inc. (a)	1,500	11,700
Palatin Technologies, Inc. (a)	24,100	23,372
PDL BioPharma, Inc. (a)	18,655	43,653
Pfenex, Inc. (a)	2,600	14,066
Pieris Pharmaceuticals, Inc. (a) (b)	4,900	24,843
PolarityTE, Inc. (a) (b)	1,100	25,894
Security Description	Shares	Value
Portola Pharmaceuticals, Inc. (a) (b)	7,941	$ 299,932
Progenics Pharmaceuticals, Inc. (a) (b)	8,700	69,948
Proteostasis Therapeutics, Inc. (a)	3,100	8,649
Prothena Corp. PLC (a) (b)	4,700	68,526
PTC Therapeutics, Inc. (a)	5,000	168,650
Puma Biotechnology, Inc. (a) (b)	3,607	213,354
Ra Pharmaceuticals, Inc. (a) (b)	2,000	19,900
Radius Health, Inc. (a) (b)	4,815	141,898
Recro Pharma, Inc. (a)	1,600	8,032
REGENXBIO, Inc. (a)	3,500	251,125
Repligen Corp. (a) (b)	4,700	221,088
Retrophin, Inc. (a)	4,800	130,848
Rhythm Pharmaceuticals, Inc. (a)	1,000	31,260
Rigel Pharmaceuticals, Inc. (a)	18,100	51,223
Rocket Pharmaceuticals, Inc. (a)	2,500	49,075
Sage Therapeutics, Inc. (a)	5,577	872,968
Sangamo Therapeutics, Inc. (a) (b)	12,900	183,180
Sarepta Therapeutics, Inc. (a) (b)	7,683	1,015,539
Savara, Inc. (a)	3,000	33,960
Seattle Genetics, Inc. (a) (b)	13,320	884,315
Selecta Biosciences, Inc. (a)	1,600	21,200
Seres Therapeutics, Inc. (a) (b)	2,346	20,176
Solid Biosciences, Inc. (a) (b)	1,100	39,193
Sorrento Therapeutics, Inc. (a) (b)	10,600	76,320
Spark Therapeutics, Inc. (a) (b)	3,842	317,964
Spectrum Pharmaceuticals, Inc. (a)	12,462	261,204
Spero Therapeutics, Inc. (a)	600	8,802
Spring Bank Pharmaceuticals, Inc. (a)	200	2,370
Stemline Therapeutics, Inc. (a) (b)	3,200	51,360
Surface Oncology, Inc. (a)	900	14,679
Syndax Pharmaceuticals, Inc. (a) (b)	1,400	9,828
Synergy Pharmaceuticals, Inc. (a) (b)	30,418	52,927
Synlogic, Inc. (a)	1,900	18,677
Syros Pharmaceuticals, Inc. (a)	1,900	19,399
T2 Biosystems, Inc. (a)	3,100	23,994
TESARO, Inc. (a) (b)	4,652	206,874
TG Therapeutics, Inc. (a) (b)	6,300	82,845
Tocagen, Inc. (a)	2,100	19,614
Tyme Technologies, Inc. (a)	5,200	16,432
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,665	435,469
United Therapeutics Corp. (a)	5,429	614,291
UNITY Biotechnology, Inc. (a) (b)	600	9,036
Unum Therapeutics, Inc. (a) (b)	400	5,740
Vanda Pharmaceuticals, Inc. (a)	5,400	102,870
Veracyte, Inc. (a)	2,900	27,086
Verastem, Inc. (a)	6,400	44,032
Vericel Corp. (a)	4,500	43,650
Viking Therapeutics, Inc. (a)	5,300	50,297
Vital Therapies, Inc. (a)	3,700	25,345
Voyager Therapeutics, Inc. (a)	2,000	39,080
Xencor, Inc. (a)	5,685	210,402
XOMA Corp. (a)	700	14,616
Zafgen, Inc. (a)	2,800	28,644
ZIOPHARM Oncology, Inc. (a) (b)	16,100	48,622
		30,130,393

84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 1.0%
AAON, Inc.	5,100	$ 169,575
Advanced Drainage Systems, Inc.	5,700	162,735
American Woodmark Corp. (a)	1,759	161,036
Apogee Enterprises, Inc.	3,409	164,211
Armstrong Flooring, Inc. (a)	2,577	36,181
Armstrong World Industries, Inc. (a)	5,555	351,076
Builders FirstSource, Inc. (a)	13,800	252,402
Caesarstone, Ltd. (b)	2,827	42,688
Continental Building Products, Inc. (a)	4,800	151,440
CSW Industrials, Inc. (a)	1,737	91,800
Gibraltar Industries, Inc. (a)	3,900	146,250
Griffon Corp.	3,600	64,080
Insteel Industries, Inc.	2,200	73,480
JELD-WEN Holding, Inc. (a)	8,700	248,733
Lennox International, Inc.	4,538	908,281
Masonite International Corp. (a)	3,393	243,787
NCI Building Systems, Inc. (a)	5,228	109,788
Owens Corning	13,616	862,846
Patrick Industries, Inc. (a)	3,000	170,550
PGT Innovations, Inc. (a)	5,900	123,015
Quanex Building Products Corp.	4,268	76,611
Simpson Manufacturing Co., Inc.	5,200	323,388
Trex Co., Inc. (a)	7,398	463,041
Universal Forest Products, Inc.	7,709	282,304
USG Corp. (a)	10,109	435,900
		6,115,198
CAPITAL MARKETS — 2.1%
Arlington Asset Investment Corp. Class A (b)	3,200	32,992
Artisan Partners Asset Management, Inc. Class A	5,755	173,513
Ashford, Inc. (a)	100	6,480
Associated Capital Group, Inc. Class A (b)	500	18,975
B. Riley Financial, Inc. (b)	2,534	57,142
BGC Partners, Inc. Class A	32,900	372,428
BrightSphere Investment Group PLC	9,200	131,192
Cohen & Steers, Inc.	2,609	108,821
Cowen, Inc. (a) (b)	3,050	42,243
Diamond Hill Investment Group, Inc.	403	78,355
Donnelley Financial Solutions, Inc. (a)	4,412	76,636
Eaton Vance Corp.	14,356	749,240
Evercore, Inc. Class A	4,843	510,694
FactSet Research Systems, Inc.	4,699	930,872
Federated Investors, Inc. Class B	12,100	282,172
Financial Engines, Inc.	7,995	358,975
GAIN Capital Holdings, Inc. (b)	4,000	30,200
GAMCO Investors, Inc. Class A	551	14,745
Greenhill & Co., Inc. (b)	3,017	85,683
Hamilton Lane, Inc. Class A	1,700	81,549
Houlihan Lokey, Inc.	3,300	169,026
Interactive Brokers Group, Inc. Class A	8,819	568,032
INTL. FCStone, Inc. (a)	1,900	98,249
Investment Technology Group, Inc.	4,000	83,680
Security Description	Shares	Value
Ladenburg Thalmann Financial Services, Inc.	12,600	$ 42,840
Lazard, Ltd. Class A	14,502	709,293
Legg Mason, Inc.	10,700	371,611
LPL Financial Holdings, Inc.	11,007	721,399
MarketAxess Holdings, Inc.	4,541	898,482
Moelis & Co. Class A	4,900	287,385
Morningstar, Inc.	2,292	293,949
Oppenheimer Holdings, Inc. Class A	1,200	33,600
Piper Jaffray Cos.	1,800	138,330
PJT Partners, Inc. Class A	2,269	121,142
Pzena Investment Management, Inc. Class A	2,000	18,420
Safeguard Scientifics, Inc. (a)	2,400	30,720
SEI Investments Co.	16,587	1,037,019
Siebert Financial Corp. (a) (b)	900	9,378
Silvercrest Asset Management Group, Inc. Class A	800	13,040
Stifel Financial Corp.	8,354	436,496
TD Ameritrade Holding Corp.	34,584	1,894,166
Value Line, Inc.	100	2,370
Virtu Financial, Inc. Class A	4,300	114,165
Virtus Investment Partners, Inc.	846	108,246
Waddell & Reed Financial, Inc. Class A	9,939	178,604
Westwood Holdings Group, Inc.	1,005	59,838
WisdomTree Investments, Inc.	14,100	128,028
		12,710,415
CHEMICALS — 2.6%
A Schulman, Inc.	3,490	155,305
Advanced Emissions Solutions, Inc. (b)	2,300	26,128
AdvanSix, Inc. (a)	3,700	135,531
AgroFresh Solutions, Inc. (a)	2,600	18,226
American Vanguard Corp.	3,552	81,518
Ashland Global Holdings, Inc.	7,831	612,228
Axalta Coating Systems, Ltd. (a)	27,102	821,462
Balchem Corp.	3,995	392,069
Cabot Corp.	7,698	475,505
Celanese Corp. Series A	16,667	1,851,037
Chase Corp.	933	109,394
Chemours Co.	21,843	968,956
Codexis, Inc. (a) (b)	5,000	72,000
Ferro Corp. (a)	10,509	219,113
Flotek Industries, Inc. (a) (b)	6,500	20,995
FutureFuel Corp.	3,100	43,431
GCP Applied Technologies, Inc. (a)	8,997	260,463
Hawkins, Inc.	1,200	42,420
HB Fuller Co.	6,299	338,130
Huntsman Corp.	26,834	783,553
Ingevity Corp. (a)	5,238	423,545
Innophos Holdings, Inc.	2,400	114,240
Innospec, Inc.	3,117	238,606
Intrepid Potash, Inc. (a)	11,700	47,970
KMG Chemicals, Inc.	1,600	118,048
Koppers Holdings, Inc. (a)	2,500	95,875
Kraton Corp. (a)	3,700	170,718
Kronos Worldwide, Inc.	2,800	63,084

85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
LSB Industries, Inc. (a)	2,700	$ 14,310
Marrone Bio Innovations, Inc. (a)	6,700	12,328
Minerals Technologies, Inc.	4,443	334,780
NewMarket Corp.	929	375,781
Olin Corp.	20,800	597,376
OMNOVA Solutions, Inc. (a)	5,300	55,120
Platform Specialty Products Corp. (a)	28,300	328,280
PolyOne Corp.	10,133	437,948
PQ Group Holdings, Inc. (a)	3,600	64,800
Quaker Chemical Corp.	1,630	252,438
Rayonier Advanced Materials, Inc.	6,300	107,667
RPM International, Inc.	16,285	949,741
Scotts Miracle-Gro Co. (b)	5,033	418,544
Sensient Technologies Corp.	5,419	387,729
Stepan Co.	2,482	193,621
Trecora Resources (a)	2,300	34,155
Tredegar Corp.	3,207	75,365
Trinseo SA	5,374	381,285
Tronox, Ltd. Class A	11,269	221,774
Valhi, Inc.	3,700	17,612
Valvoline, Inc.	24,294	524,022
Westlake Chemical Corp.	4,496	483,904
WR Grace & Co.	8,276	606,714
		15,574,844
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	8,100	236,358
ACCO Brands Corp.	12,916	178,887
ADT, Inc. (b)	13,000	112,450
Advanced Disposal Services, Inc. (a)	9,200	227,976
Brady Corp. Class A	5,800	223,590
Brink's Co.	6,114	487,591
Casella Waste Systems, Inc. Class A (a)	4,800	122,928
CECO Environmental Corp.	3,456	21,220
Clean Harbors, Inc. (a)	6,611	367,241
CompX International, Inc.	200	2,640
Covanta Holding Corp.	14,700	242,550
Deluxe Corp.	6,076	402,292
Ennis, Inc.	3,100	63,085
Essendant, Inc.	4,549	60,138
Healthcare Services Group, Inc. (b)	8,865	382,879
Heritage-Crystal Clean, Inc. (a)	1,800	36,180
Herman Miller, Inc.	7,500	254,250
HNI Corp.	5,389	200,471
Interface, Inc.	7,500	172,125
KAR Auction Services, Inc.	16,765	918,722
Kimball International, Inc. Class B	4,400	71,104
Knoll, Inc.	5,890	122,571
LSC Communications, Inc.	4,212	65,960
Matthews International Corp. Class A	3,931	231,143
McGrath RentCorp	2,900	183,483
Mobile Mini, Inc.	5,500	257,950
MSA Safety, Inc.	4,221	406,651
Multi-Color Corp.	1,721	111,263
NL Industries, Inc. (a)	1,000	8,700
Security Description	Shares	Value
Pitney Bowes, Inc.	23,364	$ 200,229
Quad/Graphics, Inc.	4,100	85,403
Rollins, Inc.	12,063	634,273
RR Donnelley & Sons Co.	8,533	49,150
SP Plus Corp. (a)	2,900	107,880
Steelcase, Inc. Class A	10,300	139,050
Team, Inc. (a) (b)	3,600	83,160
Tetra Tech, Inc.	6,880	402,480
UniFirst Corp.	1,908	337,525
US Ecology, Inc.	2,696	171,735
Viad Corp.	2,554	138,555
VSE Corp.	1,080	51,602
		8,573,440
COMMUNICATIONS EQUIPMENT — 1.7%
Acacia Communications, Inc. (a) (b)	3,400	118,354
ADTRAN, Inc.	5,900	87,615
Aerohive Networks, Inc. (a)	3,900	15,483
Applied Optoelectronics, Inc. (a) (b)	2,300	103,270
Arista Networks, Inc. (a)	6,969	1,794,448
ARRIS International PLC (a)	21,653	529,308
CalAmp Corp. (a)	4,200	98,406
Calix, Inc. (a)	5,300	41,340
Casa Systems, Inc. (a)	800	13,064
Ciena Corp. (a)	17,891	474,290
Clearfield, Inc. (a) (b)	1,400	15,470
CommScope Holding Co., Inc. (a)	23,934	698,993
Comtech Telecommunications Corp.	2,800	89,264
DASAN Zhone Solutions, Inc. (a)	700	6,832
Digi International, Inc. (a)	3,270	43,164
EchoStar Corp. Class A (a)	5,938	263,647
Extreme Networks, Inc. (a)	14,000	111,440
Finisar Corp. (a) (b)	14,600	262,800
Harmonic, Inc. (a)	9,800	41,650
Infinera Corp. (a) (b)	18,500	183,705
InterDigital, Inc. (a)	4,238	342,854
KVH Industries, Inc. (a)	1,866	25,004
Lumentum Holdings, Inc. (a)	7,700	445,830
NETGEAR, Inc. (a)	4,000	250,000
NetScout Systems, Inc. (a)	10,807	320,968
Oclaro, Inc. (a)	21,000	187,530
Palo Alto Networks, Inc. (a)	10,911	2,241,883
Plantronics, Inc.	4,148	316,285
Quantenna Communications, Inc. (a)	2,700	41,958
Ribbon Communications, Inc. (a)	5,500	39,160
Ubiquiti Networks, Inc. (a) (b)	2,356	199,600
ViaSat, Inc. (a) (b)	6,911	454,191
Viavi Solutions, Inc. (a)	29,300	300,032
		10,157,838
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	19,959	659,246
Aegion Corp. (a)	4,200	108,150
Ameresco, Inc. Class A (a)	2,200	26,400
Argan, Inc.	1,744	71,417
Comfort Systems USA, Inc.	4,543	208,069
Dycom Industries, Inc. (a)	3,752	354,601
EMCOR Group, Inc.	7,153	544,916
Granite Construction, Inc. (b)	5,479	304,961

86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Great Lakes Dredge & Dock Corp. (a)	6,600	$ 34,650
HC2 Holdings, Inc. (a) (b)	4,800	28,080
IES Holdings, Inc. (a)	1,000	16,750
Infrastructure and Energy Alternatives, Inc. (a)	2,100	19,551
KBR, Inc.	17,888	320,553
MasTec, Inc. (a)	7,976	404,782
MYR Group, Inc. (a)	2,000	70,920
Northwest Pipe Co. (a)	1,100	21,307
NV5 Global, Inc. (a)	1,000	69,300
Orion Group Holdings, Inc. (a)	3,200	26,432
Primoris Services Corp.	4,986	135,769
Sterling Construction Co., Inc. (a)	3,200	41,696
Tutor Perini Corp. (a)	4,600	84,870
Valmont Industries, Inc.	2,770	417,577
Willscot Corp. (a) (b)	4,000	59,200
		4,029,197
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,978	627,511
Forterra, Inc. (a) (b)	2,300	22,379
Summit Materials, Inc. Class A (a)	14,212	373,065
United States Lime & Minerals, Inc.	221	18,542
US Concrete, Inc. (a) (b)	1,940	101,850
		1,143,347
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	52,875	1,389,026
Credit Acceptance Corp. (a)	1,407	497,234
Curo Group Holdings Corp. (a)	900	22,455
Elevate Credit, Inc. (a) (b)	2,100	17,766
Encore Capital Group, Inc. (a)	2,992	109,507
Enova International, Inc. (a)	4,200	153,510
EZCORP, Inc. Class A (a) (b)	6,100	73,505
FirstCash, Inc.	5,478	492,198
Green Dot Corp. Class A (a)	5,900	433,001
LendingClub Corp. (a)	40,933	155,136
Navient Corp.	33,200	432,596
Nelnet, Inc. Class A	2,414	141,002
OneMain Holdings, Inc. (a)	9,262	308,332
PRA Group, Inc. (a) (b)	5,714	220,275
Regional Management Corp. (a)	1,200	42,024
Santander Consumer USA Holdings, Inc.	14,216	271,384
SLM Corp. (a)	54,900	628,605
World Acceptance Corp. (a)	731	81,148
		5,468,704
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	7,743	723,041
Ardagh Group SA	2,200	36,564
Bemis Co., Inc.	11,355	479,295
Berry Global Group, Inc. (a)	16,586	761,961
Crown Holdings, Inc. (a)	16,079	719,696
Graphic Packaging Holding Co.	38,442	557,793
Greif, Inc. Class A	3,200	169,248
Greif, Inc. Class B	700	40,320
Myers Industries, Inc.	2,900	55,680
Security Description	Shares	Value
Owens-Illinois, Inc. (a)	20,128	$ 338,352
Silgan Holdings, Inc.	9,568	256,709
Sonoco Products Co.	12,191	640,028
UFP Technologies, Inc. (a)	800	24,680
		4,803,367
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	5,552	126,030
Funko, Inc. Class A (a)	1,600	20,080
Pool Corp.	4,957	750,986
Weyco Group, Inc.	743	27,045
		924,141
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	7,600	365,560
American Public Education, Inc. (a)	1,900	79,990
Bright Horizons Family Solutions, Inc. (a)	7,124	730,353
Cambium Learning Group, Inc. (a)	1,600	17,840
Capella Education Co.	1,400	138,180
Career Education Corp. (a)	8,300	134,211
Carriage Services, Inc.	1,800	44,190
Chegg, Inc. (a) (b)	12,400	344,596
Graham Holdings Co. Class B	543	318,252
Grand Canyon Education, Inc. (a)	5,969	666,200
Houghton Mifflin Harcourt Co. (a)	12,600	96,390
K12, Inc. (a)	4,700	76,939
Laureate Education, Inc. Class A (a)	6,700	96,011
Regis Corp. (a)	4,307	71,238
Service Corp. International	22,000	787,380
ServiceMaster Global Holdings, Inc. (a)	16,912	1,005,757
Sotheby's (a)	4,609	250,453
Strayer Education, Inc.	1,314	148,495
Weight Watchers International, Inc. (a)	4,800	485,280
		5,857,315
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AXA Equitable Holdings, Inc. (a)	16,900	348,309
Banco Latinoamericano de Comercio Exterior SA Class E	3,700	91,057
Cannae Holdings, Inc. (a)	7,700	142,835
FGL Holdings (a)	17,300	145,147
Marlin Business Services Corp.	1,100	32,835
On Deck Capital, Inc. (a)	6,100	42,700
Voya Financial, Inc.	20,650	970,550
		1,773,433
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	1,299	68,548
Cincinnati Bell, Inc. (a)	5,513	86,554
Cogent Communications Holdings, Inc.	5,396	288,146
Consolidated Communications Holdings, Inc.	7,949	98,250
Frontier Communications Corp. (b)	9,557	51,226
Hawaiian Telcom Holdco, Inc. (a)	700	20,244
Intelsat SA (a) (b)	4,447	74,087

87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Iridium Communications, Inc. (a) (b)	10,519	$ 169,356
Ooma, Inc. (a)	2,000	28,300
ORBCOMM, Inc. (a)	8,300	83,830
pdvWireless, Inc. (a) (b)	1,100	27,445
Vonage Holdings Corp. (a)	26,300	339,007
Windstream Holdings, Inc. (b)	4,262	22,461
Zayo Group Holdings, Inc. (a)	24,524	894,635
		2,252,089
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	6,422	497,127
Avangrid, Inc.	7,200	381,096
El Paso Electric Co.	5,063	299,223
Hawaiian Electric Industries, Inc.	13,583	465,897
IDACORP, Inc.	6,199	571,796
MGE Energy, Inc.	4,462	281,329
OGE Energy Corp.	24,783	872,609
Otter Tail Corp.	4,876	232,098
PNM Resources, Inc.	9,851	383,204
Portland General Electric Co.	11,321	484,086
Spark Energy, Inc. Class A	1,400	13,650
		4,482,115
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	5,100	590,937
Allied Motion Technologies, Inc.	862	41,273
Atkore International Group, Inc. (a)	4,100	85,157
AZZ, Inc.	3,240	140,778
Babcock & Wilcox Enterprises, Inc. (a)	3,910	9,306
Encore Wire Corp.	2,554	121,187
Energous Corp. (a)	2,200	32,626
EnerSys	5,341	398,652
Enphase Energy, Inc. (a)	10,500	70,665
FuelCell Energy, Inc. (a)	10,000	13,200
Generac Holdings, Inc. (a)	7,449	385,337
GrafTech International, Ltd.	4,700	84,553
Hubbell, Inc.	6,829	722,098
nVent Electric PLC (a)	20,000	502,000
Plug Power, Inc. (a) (b)	28,000	56,560
Powell Industries, Inc.	1,100	38,313
Preformed Line Products Co.	400	35,512
Regal Beloit Corp.	5,576	456,117
Sensata Technologies Holding PLC (a)	21,067	1,002,368
Sunrun, Inc. (a) (b)	11,300	148,595
Thermon Group Holdings, Inc. (a)	3,900	89,193
TPI Composites, Inc. (a)	1,300	38,012
Vicor Corp. (a)	2,070	90,148
Vivint Solar, Inc. (a) (b)	3,300	16,335
		5,168,922
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Anixter International, Inc. (a)	3,586	226,994
Arrow Electronics, Inc. (a)	10,810	813,777
Avnet, Inc.	14,530	623,192
AVX Corp.	5,600	87,752
Badger Meter, Inc.	3,476	155,377
Security Description	Shares	Value
Bel Fuse, Inc. Class B	1,100	$ 22,990
Belden, Inc. (b)	4,963	303,338
Benchmark Electronics, Inc.	6,280	183,062
CDW Corp.	18,387	1,485,486
Cognex Corp.	20,561	917,226
Coherent, Inc. (a)	3,067	479,740
Control4 Corp. (a)	3,112	75,653
CTS Corp.	3,900	140,400
Daktronics, Inc.	4,345	36,976
Dolby Laboratories, Inc. Class A	7,379	455,210
Electro Scientific Industries, Inc. (a)	3,992	62,954
ePlus, Inc. (a)	1,660	156,206
Fabrinet (a)	4,500	166,005
FARO Technologies, Inc. (a)	2,100	114,135
Fitbit, Inc. Class A (a)	24,309	158,738
II-VI, Inc. (a)	7,484	325,180
Insight Enterprises, Inc. (a)	4,452	217,836
Iteris, Inc. (a)	3,100	15,004
Itron, Inc. (a)	4,299	258,155
Jabil, Inc.	20,800	575,328
KEMET Corp. (a)	6,800	164,220
Keysight Technologies, Inc. (a)	23,261	1,373,097
Kimball Electronics, Inc. (a)	3,144	57,535
Knowles Corp. (a)	11,268	172,400
Littelfuse, Inc.	2,964	676,325
Maxwell Technologies, Inc. (a) (b)	4,200	21,840
Mesa Laboratories, Inc.	382	80,633
Methode Electronics, Inc.	4,449	179,295
MTS Systems Corp.	2,243	118,094
Napco Security Technologies, Inc. (a)	1,400	20,510
National Instruments Corp.	13,493	566,436
nLight, Inc. (a)	900	29,754
Novanta, Inc. (a)	4,100	255,430
OSI Systems, Inc. (a)	2,197	169,894
PAR Technology Corp. (a)	1,400	24,752
Park Electrochemical Corp.	2,400	55,656
PC Connection, Inc.	1,400	46,480
Plexus Corp. (a)	4,200	250,068
Rogers Corp. (a)	2,321	258,699
Sanmina Corp. (a)	8,410	246,413
ScanSource, Inc. (a)	3,109	125,293
SYNNEX Corp.	3,649	352,165
Tech Data Corp. (a)	4,439	364,531
Trimble, Inc. (a)	31,381	1,030,552
TTM Technologies, Inc. (a)	11,600	204,508
VeriFone Systems, Inc. (a)	13,728	313,273
Vishay Intertechnology, Inc. (b)	16,845	390,804
Vishay Precision Group, Inc. (a)	1,200	45,780
Zebra Technologies Corp. Class A (a)	6,566	940,579
		16,591,730
ENERGY EQUIPMENT & SERVICES — 1.2%
Apergy Corp. (a)	9,900	413,325
Archrock, Inc.	16,700	200,400
Basic Energy Services, Inc. (a)	2,000	22,220
Bristow Group, Inc.	4,000	56,440
C&J Energy Services, Inc. (a)	7,883	186,039
Cactus, Inc. Class A (a)	2,800	94,612

88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
CARBO Ceramics, Inc. (a) (b)	2,831	$ 25,960
Covia Holdings Corp. (a) (b)	3,780	70,157
Dawson Geophysical Co. (a)	2,600	20,540
Diamond Offshore Drilling, Inc. (a) (b)	8,100	168,966
Dril-Quip, Inc. (a)	4,675	240,295
Era Group, Inc. (a)	2,300	29,785
Exterran Corp. (a)	3,900	97,656
Forum Energy Technologies, Inc. (a)	9,839	121,512
Frank's International NV	9,800	76,440
FTS International, Inc. (a)	2,700	38,448
Gulfmark Offshore, Inc. (a)	500	16,750
Helix Energy Solutions Group, Inc. (a)	17,209	143,351
Independence Contract Drilling, Inc. (a)	4,000	16,480
ION Geophysical Corp. (a)	1,300	31,590
Keane Group, Inc. (a) (b)	6,900	94,323
Key Energy Services, Inc. (a)	1,200	19,488
Liberty Oilfield Services, Inc. Class A (a) (b)	1,800	33,696
Mammoth Energy Services, Inc. (a)	1,000	33,960
Matrix Service Co. (a)	3,200	58,720
McDermott International, Inc. (a) (b)	22,432	440,789
Nabors Industries, Ltd.	43,099	276,264
Natural Gas Services Group, Inc. (a)	1,500	35,400
NCS Multistage Holdings, Inc. (a) (b)	1,200	17,436
Newpark Resources, Inc. (a)	10,300	111,755
Nine Energy Service, Inc. (a)	1,000	33,120
Noble Corp. PLC (a)	30,600	193,698
Nuverra Environmental Solutions, Inc. (a)	200	2,400
Ocean Rig UDW, Inc. Class A (a)	6,700	197,516
Oceaneering International, Inc.	12,581	320,312
Oil States International, Inc. (a)	7,467	239,691
Patterson-UTI Energy, Inc.	26,700	480,600
PHI, Inc. NVDR (a)	1,400	14,238
Pioneer Energy Services Corp. (a)	9,400	54,990
Profire Energy, Inc. (a)	2,900	9,802
ProPetro Holding Corp. (a)	9,100	142,688
Quintana Energy Services, Inc. (a)	700	5,929
RigNet, Inc. (a)	1,600	16,480
Rowan Cos. PLC Class A (a)	14,612	237,007
RPC, Inc. (b)	7,132	103,913
SEACOR Holdings, Inc. (a)	2,068	118,434
SEACOR Marine Holdings, Inc. (a)	1,973	45,556
Select Energy Services, Inc. Class A (a)	5,500	79,915
Smart Sand, Inc. (a) (b)	2,600	13,806
Solaris Oilfield Infrastructure, Inc. Class A (a) (b)	2,300	32,867
Superior Energy Services, Inc. (a)	19,100	186,034
TETRA Technologies, Inc. (a)	14,118	62,825
Tidewater, Inc. (a) (b)	2,900	83,897
Transocean, Ltd. (a) (b)	53,300	716,352
Unit Corp. (a)	6,348	162,255
US Silica Holdings, Inc. (b)	9,688	248,885
Security Description	Shares	Value
Weatherford International PLC (a) (b)	124,937	$ 411,043
		7,407,050
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.1%
Acadia Realty Trust REIT	10,347	283,197
Agree Realty Corp. REIT	3,556	187,650
Alexander & Baldwin, Inc.	8,538	200,643
Alexander's, Inc. REIT	304	116,320
American Assets Trust, Inc. REIT	5,042	193,058
American Campus Communities, Inc. REIT	16,972	727,759
American Homes 4 Rent Class A REIT	32,197	714,129
Americold Realty Trust REIT	6,500	143,130
Apple Hospitality REIT, Inc.	26,700	477,396
Armada Hoffler Properties, Inc. REIT	5,500	81,950
Ashford Hospitality Trust, Inc. REIT	9,451	76,553
Bluerock Residential Growth REIT, Inc. (b)	2,700	24,084
Braemar Hotels & Resorts, Inc. REIT	3,123	35,665
Brandywine Realty Trust REIT	22,300	376,424
Brixmor Property Group, Inc. REIT	37,539	654,305
BRT Apartments Corp.	1,000	12,750
Camden Property Trust REIT	11,052	1,007,169
CareTrust REIT, Inc.	9,900	165,231
CatchMark Timber Trust, Inc. Class A REIT	5,300	67,469
CBL & Associates Properties, Inc. REIT (b)	20,600	114,742
Cedar Realty Trust, Inc. REIT	10,853	51,226
Chatham Lodging Trust REIT	5,483	116,349
Chesapeake Lodging Trust REIT	7,600	240,464
City Office REIT, Inc.	4,200	53,886
Clipper Realty, Inc. REIT	2,600	22,204
Colony Capital, Inc. REIT (b)	60,518	377,632
Columbia Property Trust, Inc. REIT	15,172	344,556
Community Healthcare Trust, Inc. REIT	2,100	62,727
CoreCivic, Inc. REIT	15,225	363,725
CorEnergy Infrastructure Trust, Inc. REIT	1,460	54,896
CorePoint Lodging, Inc. REIT (a)	4,988	129,189
CoreSite Realty Corp. REIT	4,288	475,196
Corporate Office Properties Trust REIT	12,600	365,274
Cousins Properties, Inc. REIT	52,365	507,417
CubeSmart REIT	22,842	735,969
CyrusOne, Inc. REIT	12,115	707,031
DCT Industrial Trust, Inc. REIT	11,784	786,346
DDR Corp. REIT	19,001	340,118
DiamondRock Hospitality Co. REIT	25,500	313,140
Douglas Emmett, Inc. REIT	20,037	805,087
Easterly Government Properties, Inc. REIT	5,100	100,776
EastGroup Properties, Inc. REIT	4,328	413,584
Education Realty Trust, Inc. REIT	9,696	402,384

89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Empire State Realty Trust, Inc. Class A REIT	16,524	$ 282,560
EPR Properties REIT	9,149	592,764
Equity Commonwealth REIT (a)	14,581	459,301
Equity LifeStyle Properties, Inc. REIT	10,489	963,939
Farmland Partners, Inc. REIT (b)	3,700	32,560
First Industrial Realty Trust, Inc. REIT	15,173	505,868
Forest City Realty Trust, Inc. Class A REIT	26,101	595,364
Four Corners Property Trust, Inc. REIT	7,709	189,873
Franklin Street Properties Corp. REIT	12,861	110,090
Gaming and Leisure Properties, Inc. REIT	25,033	896,181
GEO Group, Inc. REIT	15,300	421,362
Getty Realty Corp. REIT	3,805	107,187
Gladstone Commercial Corp. REIT	3,400	65,348
Gladstone Land Corp. REIT	1,600	20,272
Global Medical REIT, Inc.	2,100	18,606
Global Net Lease, Inc. REIT (b)	8,541	174,493
Government Properties Income Trust REIT (b)	12,057	191,103
Gramercy Property Trust REIT	19,980	545,854
Healthcare Realty Trust, Inc. REIT	15,382	447,309
Healthcare Trust of America, Inc. Class A REIT	25,366	683,867
Hersha Hospitality Trust REIT	4,700	100,815
Highwoods Properties, Inc. REIT	12,670	642,749
Hospitality Properties Trust REIT	20,400	583,644
Hudson Pacific Properties, Inc. REIT	19,137	678,024
Independence Realty Trust, Inc. REIT	10,273	105,915
Industrial Logistics Properties Trust REIT	2,400	53,640
InfraREIT, Inc. (a)	5,200	115,284
Innovative Industrial Properties, Inc. REIT	800	29,296
Investors Real Estate Trust REIT	15,800	87,374
Invitation Homes, Inc. REIT	36,963	852,367
iStar, Inc. REIT (a) (b)	8,000	86,320
JBG SMITH Properties REIT	12,721	463,935
Jernigan Capital, Inc. REIT (b)	1,600	30,496
Kilroy Realty Corp. REIT	12,040	910,706
Kite Realty Group Trust REIT	10,383	177,342
Lamar Advertising Co. Class A REIT	10,467	715,001
LaSalle Hotel Properties REIT	13,737	470,218
Lexington Realty Trust REIT	27,200	237,456
Liberty Property Trust REIT	18,597	824,405
Life Storage, Inc. REIT	5,665	551,261
LTC Properties, Inc. REIT	4,854	207,460
Mack-Cali Realty Corp. REIT	11,400	231,192
MedEquities Realty Trust, Inc. REIT	3,500	38,570
Medical Properties Trust, Inc. REIT	45,977	645,517
Monmouth Real Estate Investment Corp. REIT	9,279	153,382
National Health Investors, Inc. REIT	5,100	375,768
Security Description	Shares	Value
National Retail Properties, Inc. REIT	19,000	$ 835,240
National Storage Affiliates Trust REIT	6,300	194,166
New Senior Investment Group, Inc. REIT	10,000	75,700
NexPoint Residential Trust, Inc. REIT	2,100	59,745
NorthStar Realty Europe Corp. REIT	6,600	95,634
Omega Healthcare Investors, Inc. REIT	24,332	754,292
One Liberty Properties, Inc. REIT	1,800	47,538
Outfront Media, Inc. REIT	17,567	341,678
Paramount Group, Inc. REIT	26,300	405,020
Park Hotels & Resorts, Inc. REIT	24,806	759,808
Pebblebrook Hotel Trust REIT (b)	8,719	338,297
Pennsylvania Real Estate Investment Trust	8,392	92,228
Physicians Realty Trust REIT	22,517	358,921
Piedmont Office Realty Trust, Inc. Class A REIT	15,805	314,994
PotlatchDeltic Corp. REIT	7,595	386,206
Preferred Apartment Communities, Inc. Class A REIT	4,700	79,853
PS Business Parks, Inc. REIT	2,452	315,082
QTS Realty Trust, Inc. Class A REIT	6,148	242,846
Quality Care Properties, Inc. REIT (a)	12,100	260,271
Ramco-Gershenson Properties Trust REIT	9,600	126,816
Rayonier, Inc. REIT	16,309	630,995
Retail Opportunity Investments Corp. REIT	13,900	266,324
Retail Properties of America, Inc. Class A REIT	27,203	347,654
Rexford Industrial Realty, Inc. REIT	10,007	314,120
RLJ Lodging Trust REIT	21,268	468,959
Ryman Hospitality Properties, Inc. REIT	5,627	467,885
Sabra Health Care REIT, Inc. (b)	22,040	478,929
Safety Income and Growth, Inc. REIT	1,200	22,764
Saul Centers, Inc. REIT	1,412	75,655
Select Income REIT	7,900	177,513
Senior Housing Properties Trust REIT	29,577	535,048
Seritage Growth Properties Class A REIT (b)	3,938	167,089
Spirit MTA REIT (a)	5,787	59,606
Spirit Realty Capital, Inc. REIT	53,177	427,011
STAG Industrial, Inc. REIT	12,050	328,122
STORE Capital Corp. REIT	21,495	588,963
Summit Hotel Properties, Inc. REIT	12,800	183,168
Sun Communities, Inc. REIT	9,693	948,751
Sunstone Hotel Investors, Inc. REIT	28,219	469,000
Tanger Factory Outlet Centers, Inc. REIT (b)	11,887	279,226
Taubman Centers, Inc. REIT	7,495	440,406
Terreno Realty Corp. REIT	6,771	255,064
Tier REIT, Inc.	5,955	141,610

90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
UMH Properties, Inc. REIT	3,800	$ 58,330
Uniti Group, Inc. REIT (a)	20,470	410,014
Universal Health Realty Income Trust REIT	1,600	102,368
Urban Edge Properties REIT	13,200	301,884
Urstadt Biddle Properties, Inc. Class A REIT	3,942	89,207
VEREIT, Inc. REIT	120,594	897,219
VICI Properties, Inc. REIT	33,900	699,696
Washington Prime Group, Inc. REIT (b)	23,400	189,774
Washington Real Estate Investment Trust	10,102	306,394
Weingarten Realty Investors REIT	15,148	466,710
Whitestone REIT	4,600	57,408
WP Carey, Inc. REIT	13,302	882,588
Xenia Hotels & Resorts, Inc. REIT	13,600	331,296
		49,051,923
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	3,285	112,347
Casey's General Stores, Inc.	4,718	495,767
Chefs' Warehouse, Inc. (a)	2,600	74,100
Ingles Markets, Inc. Class A	1,700	54,060
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	14,014
Performance Food Group Co. (a)	12,789	469,356
PriceSmart, Inc.	2,791	252,586
Rite Aid Corp. (a) (b)	134,710	233,048
Smart & Final Stores, Inc. (a)	2,695	14,957
SpartanNash Co.	4,500	114,840
Sprouts Farmers Market, Inc. (a)	16,675	368,017
SUPERVALU, Inc. (a) (b)	4,642	95,254
United Natural Foods, Inc. (a)	6,348	270,806
US Foods Holding Corp. (a)	26,828	1,014,635
Village Super Market, Inc. Class A	969	28,547
Weis Markets, Inc.	1,215	64,808
		3,677,142
FOOD PRODUCTS — 1.6%
Alico, Inc.	400	12,680
B&G Foods, Inc. (b)	8,500	254,150
Bunge, Ltd.	17,463	1,217,346
Calavo Growers, Inc. (b)	2,042	196,338
Cal-Maine Foods, Inc. (a)	3,600	165,060
Darling Ingredients, Inc. (a)	20,900	415,492
Dean Foods Co.	11,100	116,661
Farmer Brothers Co. (a)	1,050	32,077
Flowers Foods, Inc.	22,731	473,487
Fresh Del Monte Produce, Inc.	4,034	179,715
Freshpet, Inc. (a) (b)	3,000	82,350
Hain Celestial Group, Inc. (a)	11,801	351,670
Hostess Brands, Inc. (a)	12,100	164,560
Ingredion, Inc.	9,052	1,002,056
J&J Snack Foods Corp.	1,940	295,792
John B Sanfilippo & Son, Inc.	1,078	80,257
Lamb Weston Holdings, Inc.	18,200	1,246,882
Lancaster Colony Corp.	2,413	334,007
Landec Corp. (a)	3,300	49,170
Security Description	Shares	Value
Limoneira Co.	1,400	$ 34,454
Pilgrim's Pride Corp. (a)	6,600	132,858
Pinnacle Foods, Inc.	14,910	970,045
Post Holdings, Inc. (a)	8,177	703,386
Sanderson Farms, Inc.	2,573	270,551
Seaboard Corp.	32	126,808
Seneca Foods Corp. Class A (a)	849	22,923
Simply Good Foods Co. (a)	7,400	106,856
Tootsie Roll Industries, Inc. (b)	2,093	64,569
TreeHouse Foods, Inc. (a)	6,781	356,070
		9,458,270
GAS UTILITIES — 1.0%
Atmos Energy Corp.	13,569	1,223,110
Chesapeake Utilities Corp.	1,938	154,943
National Fuel Gas Co. (b)	10,263	543,529
New Jersey Resources Corp.	11,015	492,921
Northwest Natural Gas Co.	3,560	227,128
ONE Gas, Inc.	6,587	492,312
RGC Resources, Inc.	800	23,344
South Jersey Industries, Inc. (b)	10,162	340,122
Southwest Gas Holdings, Inc.	6,039	460,595
Spire, Inc.	5,939	419,590
UGI Corp.	21,532	1,121,171
WGL Holdings, Inc.	6,383	566,491
		6,065,256
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abaxis, Inc.	2,800	232,428
Accuray, Inc. (a)	10,200	41,820
AngioDynamics, Inc. (a)	4,500	100,080
Anika Therapeutics, Inc. (a)	1,747	55,904
Antares Pharma, Inc. (a) (b)	17,500	45,150
AtriCure, Inc. (a)	3,900	105,495
Atrion Corp.	186	111,488
Avanos Medical, Inc. (a)	6,000	343,500
AxoGen, Inc. (a)	4,200	211,050
Cantel Medical Corp.	4,589	451,374
Cardiovascular Systems, Inc. (a)	3,950	127,743
Cerus Corp. (a)	15,600	104,052
CONMED Corp.	3,101	226,993
CryoLife, Inc. (a)	3,900	108,615
CryoPort, Inc. (a)	3,000	47,340
Cutera, Inc. (a)	1,600	64,480
CytoSorbents Corp. (a)	3,500	39,900
DexCom, Inc. (a) (b)	10,813	1,027,019
Endologix, Inc. (a) (b)	10,123	57,296
FONAR Corp. (a)	800	21,240
GenMark Diagnostics, Inc. (a) (b)	6,200	39,556
Glaukos Corp. (a) (b)	3,568	145,004
Globus Medical, Inc. Class A (a)	8,951	451,667
Haemonetics Corp. (a)	6,690	599,959
Helius Medical Technologies, Inc. (a) (b)	2,000	19,040
Heska Corp. (a)	802	83,240
Hill-Rom Holdings, Inc.	8,176	714,092
ICU Medical, Inc. (a)	1,938	569,094
Inogen, Inc. (a)	2,151	400,796

91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Insulet Corp. (a)	7,300	$ 625,610
Integer Holdings Corp. (a)	3,892	251,618
Integra LifeSciences Holdings Corp. (a)	9,014	580,592
IntriCon Corp. (a)	800	32,240
Invacare Corp. (b)	4,000	74,400
iRadimed Corp. (a)	400	8,300
iRhythm Technologies, Inc. (a)	3,000	243,390
K2M Group Holdings, Inc. (a)	5,000	112,500
Lantheus Holdings, Inc. (a)	3,600	52,380
LeMaitre Vascular, Inc.	1,900	63,612
LivaNova PLC (a)	6,050	603,911
Masimo Corp. (a)	5,630	549,769
Meridian Bioscience, Inc.	5,100	81,090
Merit Medical Systems, Inc. (a)	6,100	312,320
Natus Medical, Inc. (a)	3,734	128,823
Neogen Corp. (a)	6,310	505,999
Nevro Corp. (a)	3,497	279,235
Novocure, Ltd. (a)	8,955	280,291
NuVasive, Inc. (a)	6,580	342,950
Nuvectra Corp. (a)	1,700	34,901
NxStage Medical, Inc. (a)	8,200	228,780
OraSure Technologies, Inc. (a)	6,900	113,643
Orthofix International NV (a)	2,186	124,209
OrthoPediatrics Corp. (a)	600	15,984
Oxford Immunotec Global PLC (a)	3,000	38,670
Penumbra, Inc. (a)	3,687	509,359
Pulse Biosciences, Inc. (a) (b)	1,100	16,654
Quidel Corp. (a)	3,700	246,050
Rockwell Medical, Inc. (a) (b)	5,900	29,087
RTI Surgical, Inc. (a)	6,400	29,440
SeaSpine Holdings Corp. (a)	1,400	17,668
Senseonics Holdings, Inc. (a)	8,200	33,702
Sientra, Inc. (a)	1,800	35,118
STAAR Surgical Co. (a)	5,000	155,000
STERIS PLC	10,421	1,094,309
Surmodics, Inc. (a)	1,600	88,320
Tactile Systems Technology, Inc. (a) (b)	2,300	119,600
Tandem Diabetes Care, Inc. (a)	5,400	118,908
Teleflex, Inc.	5,662	1,518,605
TransEnterix, Inc. (a) (b)	19,000	82,840
Utah Medical Products, Inc.	437	48,136
Varex Imaging Corp. (a)	4,700	174,323
ViewRay, Inc. (a) (b)	3,600	24,912
West Pharmaceutical Services, Inc.	9,074	900,957
Wright Medical Group NV (a) (b)	13,109	340,310
		17,813,930
HEALTH CARE PROVIDERS & SERVICES — 1.7%
AAC Holdings, Inc. (a) (b)	1,900	17,803
Acadia Healthcare Co., Inc. (a) (b)	10,882	445,183
Addus HomeCare Corp. (a)	967	55,361
Amedisys, Inc. (a)	3,605	308,083
American Renal Associates Holdings, Inc. (a)	1,100	17,347
AMN Healthcare Services, Inc. (a) (b)	5,848	342,693
Security Description	Shares	Value
Apollo Medical Holdings, Inc. (a) (b)	900	$ 23,274
BioScrip, Inc. (a)	14,200	41,606
BioTelemetry, Inc. (a)	3,900	175,500
Brookdale Senior Living, Inc. (a)	23,962	217,815
Capital Senior Living Corp. (a)	2,900	30,943
Chemed Corp.	1,931	621,415
Civitas Solutions, Inc. (a)	1,900	31,160
Community Health Systems, Inc. (a) (b)	11,667	38,734
CorVel Corp. (a)	1,094	59,076
Cross Country Healthcare, Inc. (a)	4,200	47,250
Diplomat Pharmacy, Inc. (a) (b)	7,163	183,086
Encompass Health Corp.	12,212	826,997
Ensign Group, Inc.	6,070	217,427
Genesis Healthcare, Inc. (a)	5,300	12,137
HealthEquity, Inc. (a) (b)	6,363	477,861
Kindred Healthcare, Inc. (a)	10,400	93,600
LHC Group, Inc. (a)	3,858	330,206
LifePoint Health, Inc. (a)	4,412	215,306
Magellan Health, Inc. (a)	2,985	286,411
MEDNAX, Inc. (a)	11,574	500,923
Molina Healthcare, Inc. (a)	7,641	748,360
National HealthCare Corp.	1,358	95,576
National Research Corp. Class A	1,300	48,620
Owens & Minor, Inc. (b)	7,438	124,289
Patterson Cos., Inc.	10,200	231,234
PetIQ, Inc. (a) (b)	900	24,174
Premier, Inc. Class A (a) (b)	6,745	245,383
Providence Service Corp. (a)	1,400	109,970
Quorum Health Corp. (a)	3,500	17,500
R1 RCM, Inc. (a)	12,600	109,368
RadNet, Inc. (a)	4,480	67,200
Select Medical Holdings Corp. (a)	13,400	243,210
Surgery Partners, Inc. (a)	2,200	32,780
Teladoc, Inc. (a) (b)	7,492	434,911
Tenet Healthcare Corp. (a)	10,369	348,087
Tivity Health, Inc. (a)	4,600	161,920
Triple-S Management Corp. Class B (a)	2,789	108,938
US Physical Therapy, Inc.	1,500	144,000
WellCare Health Plans, Inc. (a)	5,548	1,366,139
		10,278,856
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	21,945	263,340
athenahealth, Inc. (a)	5,004	796,336
Castlight Health, Inc. Class B (a)	7,500	31,875
Computer Programs & Systems, Inc.	1,423	46,817
Cotiviti Holdings, Inc. (a)	4,800	211,824
Evolent Health, Inc. Class A (a) (b)	7,500	157,875
HealthStream, Inc.	3,100	84,661
HMS Holdings Corp. (a)	10,441	225,734
Inovalon Holdings, Inc. Class A (a) (b)	7,800	77,415
Inspire Medical Systems, Inc. (a)	1,000	35,660
Medidata Solutions, Inc. (a)	7,069	569,479
NantHealth, Inc. (a) (b)	2,000	6,620
Omnicell, Inc. (a)	4,764	249,872

92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Quality Systems, Inc. (a)	6,500	$ 126,750
Simulations Plus, Inc.	1,300	28,925
Tabula Rasa HealthCare, Inc. (a)	2,100	134,043
Veeva Systems, Inc. Class A (a)	14,821	1,139,142
Vocera Communications, Inc. (a)	3,534	105,631
		4,291,999
HOTELS, RESTAURANTS & LEISURE — 3.8%
Aramark	30,651	1,137,152
BBX Capital Corp.	8,000	72,240
Belmond, Ltd. Class A (a)	10,900	121,535
Biglari Holdings, Inc. Class A (a)	12	11,400
Biglari Holdings, Inc. Class B (a)	126	23,120
BJ's Restaurants, Inc.	2,506	150,360
Bloomin' Brands, Inc.	10,400	209,040
Bluegreen Vacations Corp. (b)	900	21,420
Bojangles', Inc. (a)	2,200	31,680
Boyd Gaming Corp.	10,198	353,463
Brinker International, Inc. (b)	5,430	258,468
Caesars Entertainment Corp. (a) (b)	72,850	779,495
Carrols Restaurant Group, Inc. (a)	4,200	62,370
Century Casinos, Inc. (a)	3,100	27,125
Cheesecake Factory, Inc.	5,355	294,846
Choice Hotels International, Inc.	4,249	321,224
Churchill Downs, Inc.	1,454	431,111
Chuy's Holdings, Inc. (a)	2,000	61,400
Cracker Barrel Old Country Store, Inc. (b)	2,364	369,281
Dave & Buster's Entertainment, Inc. (a) (b)	4,948	235,525
Del Frisco's Restaurant Group, Inc. (a)	2,500	31,500
Del Taco Restaurants, Inc. (a)	4,100	58,138
Denny's Corp. (a)	7,900	125,847
Dine Brands Global, Inc. (b)	2,195	164,186
Domino's Pizza, Inc.	5,218	1,472,363
Drive Shack, Inc. (a)	7,700	59,444
Dunkin' Brands Group, Inc.	10,146	700,784
El Pollo Loco Holdings, Inc. (a)	2,400	27,360
Eldorado Resorts, Inc. (a) (b)	8,200	320,620
Empire Resorts, Inc. (a) (b)	400	7,920
Extended Stay America, Inc.	23,500	507,835
Fiesta Restaurant Group, Inc. (a)	3,199	91,811
Golden Entertainment, Inc. (a)	2,200	59,378
Habit Restaurants, Inc. Class A (a)	2,400	24,000
Hilton Grand Vacations, Inc. (a)	11,741	407,413
Hyatt Hotels Corp. Class A	5,629	434,277
ILG, Inc.	13,299	439,266
International Game Technology PLC	12,301	285,875
International Speedway Corp. Class A	3,006	134,368
J Alexander's Holdings, Inc. (a)	1,569	17,494
Jack in the Box, Inc.	3,780	321,754
Las Vegas Sands Corp.	44,317	3,384,046
Lindblad Expeditions Holdings, Inc. (a)	2,300	30,475
Marriott Vacations Worldwide Corp. (b)	2,677	302,394
Monarch Casino & Resort, Inc. (a)	1,300	57,265
Security Description	Shares	Value
Nathan's Famous, Inc.	400	$ 37,640
Noodles & Co. (a) (b)	1,400	17,220
Papa John's International, Inc.	2,810	142,523
Penn National Gaming, Inc. (a)	10,800	362,772
Pinnacle Entertainment, Inc. (a)	6,600	222,618
Planet Fitness, Inc. Class A (a)	10,785	473,893
PlayAGS, Inc. (a)	1,200	32,484
Potbelly Corp. (a)	2,700	34,965
RCI Hospitality Holdings, Inc.	1,200	37,980
Red Lion Hotels Corp. (a)	1,900	22,135
Red Robin Gourmet Burgers, Inc. (a) (b)	1,536	71,578
Red Rock Resorts, Inc. Class A	8,886	297,681
Ruth's Hospitality Group, Inc.	3,600	100,980
Scientific Games Corp. Class A (a)	6,800	334,220
SeaWorld Entertainment, Inc. (a)	6,790	148,158
Shake Shack, Inc. Class A (a)	2,830	187,289
Six Flags Entertainment Corp. (b)	8,810	617,141
Sonic Corp. (b)	4,570	157,299
Speedway Motorsports, Inc.	1,400	24,304
Texas Roadhouse, Inc.	8,504	557,097
Town Sports International Holdings, Inc. (a)	1,800	26,190
Vail Resorts, Inc.	4,955	1,358,612
Wendy's Co.	23,458	403,009
Wingstop, Inc.	3,570	186,068
Wyndham Destinations, Inc.	12,200	540,094
Wyndham Hotels & Resorts, Inc.	12,200	717,726
Yum China Holdings, Inc.	46,024	1,770,083
Zoe's Kitchen, Inc. (a) (b)	2,400	23,424
		23,343,251
HOUSEHOLD DURABLES — 1.1%
AV Homes, Inc. (a)	1,400	29,960
Bassett Furniture Industries, Inc.	1,200	33,060
Beazer Homes USA, Inc. (a)	3,800	56,050
Cavco Industries, Inc. (a)	1,095	227,377
Century Communities, Inc. (a)	2,515	79,348
Ethan Allen Interiors, Inc.	3,000	73,500
Flexsteel Industries, Inc.	900	35,910
GoPro, Inc. Class A (a) (b)	13,400	86,296
Green Brick Partners, Inc. (a)	2,900	28,420
Hamilton Beach Brands Holding Co. Class A	282	8,192
Helen of Troy, Ltd. (a)	3,344	329,217
Hooker Furniture Corp.	1,400	65,660
Hovnanian Enterprises, Inc. Class A (a) (b)	15,200	24,776
Installed Building Products, Inc. (a)	2,700	152,685
iRobot Corp. (a) (b)	3,400	257,618
KB Home	10,600	288,744
La-Z-Boy, Inc.	5,833	178,490
LGI Homes, Inc. (a) (b)	2,100	121,233
Lifetime Brands, Inc.	1,200	15,180
M/I Homes, Inc. (a)	3,200	84,736
MDC Holdings, Inc.	5,518	169,789
Meritage Homes Corp. (a)	4,758	209,114
New Home Co., Inc. (a)	1,500	14,955
NVR, Inc. (a)	390	1,158,437

93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
PICO Holdings, Inc. (a)	2,700	$ 31,455
Purple Innovation, Inc. (a)	500	4,250
Roku, Inc. (a) (b)	5,300	225,886
Skyline Champion Corp. (b)	800	28,032
Taylor Morrison Home Corp. Class A (a)	14,200	295,076
Tempur Sealy International, Inc. (a) (b)	5,849	281,044
Toll Brothers, Inc.	17,483	646,696
TopBuild Corp. (a)	4,352	340,936
TRI Pointe Group, Inc. (a) (b)	19,283	315,470
Tupperware Brands Corp.	6,381	263,152
Turtle Beach Corp. (a)	1,000	20,320
Universal Electronics, Inc. (a)	1,739	57,474
Vuzix Corp. (a) (b)	2,900	21,605
William Lyon Homes Class A (a)	3,900	90,480
ZAGG, Inc. (a)	3,300	57,090
		6,407,713
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,300	56,524
Central Garden & Pet Co. Class A (a)	4,400	178,068
Energizer Holdings, Inc.	7,412	466,660
HRG Group, Inc. (a)	14,600	191,114
Oil-Dri Corp. of America	648	27,307
Spectrum Brands Holdings, Inc. (b)	2,718	221,843
WD-40 Co. (b)	1,710	250,087
		1,391,603
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Atlantic Power Corp. (a) (b)	13,400	29,480
NRG Yield, Inc. Class A	4,300	73,315
NRG Yield, Inc. Class C	8,000	137,600
Ormat Technologies, Inc.	5,042	268,184
Pattern Energy Group, Inc. Class A	9,900	185,625
TerraForm Power, Inc. Class A	8,959	104,820
Vistra Energy Corp. (a)	50,265	1,189,270
		1,988,294
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,381	799,436
Raven Industries, Inc.	4,500	173,025
		972,461
INSURANCE — 3.7%
Alleghany Corp.	1,869	1,074,619
Ambac Financial Group, Inc. (a)	5,500	109,175
American Equity Investment Life Holding Co.	11,072	398,592
American Financial Group, Inc.	8,901	955,344
American National Insurance Co.	986	117,916
AMERISAFE, Inc.	2,481	143,278
AmTrust Financial Services, Inc.	13,970	203,543
Arch Capital Group, Ltd. (a)	47,669	1,261,322
Argo Group International Holdings, Ltd.	4,060	236,089
Aspen Insurance Holdings, Ltd.	7,388	300,692
Assured Guaranty, Ltd.	13,719	490,180
Athene Holding, Ltd. Class A (a)	19,500	854,880
Security Description	Shares	Value
Axis Capital Holdings, Ltd.	10,316	$ 573,776
Baldwin & Lyons, Inc. Class B	1,100	26,840
Brown & Brown, Inc.	28,588	792,745
Citizens, Inc. (a) (b)	5,700	44,403
CNA Financial Corp.	3,391	154,901
CNO Financial Group, Inc.	20,779	395,632
Crawford & Co. Class B	1,391	12,032
Donegal Group, Inc. Class A	1,000	13,610
eHealth, Inc. (a)	2,200	48,620
EMC Insurance Group, Inc.	1,000	27,780
Employers Holdings, Inc.	3,900	156,780
Enstar Group, Ltd. (a)	1,451	300,792
Erie Indemnity Co. Class A	3,138	367,962
FBL Financial Group, Inc. Class A	1,226	96,548
FedNat Holding Co.	1,400	32,298
First American Financial Corp.	13,648	705,875
FNF Group	33,122	1,246,050
Genworth Financial, Inc. Class A (a)	62,800	282,600
Global Indemnity, Ltd.	1,054	41,085
Goosehead Insurance, Inc. Class A (a) (b)	1,200	29,952
Greenlight Capital Re, Ltd. Class A (a)	3,700	52,540
Hallmark Financial Services, Inc. (a)	1,541	15,379
Hanover Insurance Group, Inc.	5,354	640,124
HCI Group, Inc.	945	39,284
Health Insurance Innovations, Inc. Class A (a)	1,400	45,290
Heritage Insurance Holdings, Inc. (b)	2,700	45,009
Horace Mann Educators Corp.	5,100	227,460
Independence Holding Co.	700	23,275
Infinity Property & Casualty Corp.	1,367	194,592
Investors Title Co.	142	26,222
James River Group Holdings, Ltd.	3,100	121,799
Kemper Corp.	4,983	376,964
Kingstone Cos., Inc.	1,100	18,590
Kinsale Capital Group, Inc.	2,400	131,664
Maiden Holdings, Ltd.	8,500	65,875
Markel Corp. (a)	1,666	1,806,527
MBIA, Inc. (a)	10,800	97,632
Mercury General Corp.	3,437	156,590
National General Holdings Corp.	7,499	197,449
National Western Life Group, Inc. Class A	277	85,111
Navigators Group, Inc.	2,592	147,744
NI Holdings, Inc. (a)	1,200	20,340
Old Republic International Corp.	35,062	698,084
Primerica, Inc.	5,357	533,557
ProAssurance Corp.	6,531	231,524
Reinsurance Group of America, Inc.	7,981	1,065,304
RenaissanceRe Holdings, Ltd.	4,988	600,156
RLI Corp.	4,918	325,522
Safety Insurance Group, Inc.	1,838	156,965
Selective Insurance Group, Inc.	7,200	396,000
State Auto Financial Corp.	1,900	56,829
Stewart Information Services Corp.	2,549	109,785
Third Point Reinsurance, Ltd. (a)	10,000	125,000
Tiptree, Inc.	2,900	19,720

94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Trupanion, Inc. (a) (b)	2,769	$ 106,883
United Fire Group, Inc.	2,598	141,617
United Insurance Holdings Corp.	2,500	48,950
Universal Insurance Holdings, Inc.	3,800	133,380
Validus Holdings, Ltd.	9,592	648,419
White Mountains Insurance Group, Ltd.	349	316,407
WMIH Corp. (a)	22,734	30,464
WR Berkley Corp.	11,767	852,048
		22,627,985
INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	3,300	41,415
Duluth Holdings, Inc. Class B (a)	1,099	26,145
Gaia, Inc. (a)	1,000	20,250
Groupon, Inc. (a)	55,122	237,025
Lands' End, Inc. (a)	1,600	44,640
Liberty Expedia Holdings, Inc. Class A (a)	6,787	298,221
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,900	143,290
Nutrisystem, Inc.	3,651	140,563
Overstock.com, Inc. (a) (b)	2,100	70,665
PetMed Express, Inc.	2,400	105,720
Qurate Retail, Inc. (a)	53,416	1,133,488
Shutterfly, Inc. (a)	4,177	376,055
Wayfair, Inc. Class A (a) (b)	6,851	813,625
		3,451,102
INTERNET SOFTWARE & SERVICES — 3.0%
2U, Inc. (a)	6,705	560,270
Alarm.com Holdings, Inc. (a) (b)	3,900	157,482
Alteryx, Inc. Class A (a) (b)	2,900	110,664
Amber Road, Inc. (a)	2,300	21,643
Appfolio, Inc. Class A (a)	1,785	109,153
Apptio, Inc. Class A (a)	4,300	155,660
Benefitfocus, Inc. (a) (b)	1,941	65,218
Blucora, Inc. (a)	5,500	203,500
Box, Inc. Class A (a)	15,565	388,969
Brightcove, Inc. (a)	4,226	40,781
Carbonite, Inc. (a)	3,100	108,190
Cardlytics, Inc. (a) (b)	700	15,232
Care.com, Inc. (a)	1,600	33,408
Cargurus, Inc. (a)	6,000	208,440
Cars.com, Inc. (a)	9,000	255,510
ChannelAdvisor Corp. (a)	3,000	42,150
Cimpress NV (a)	2,721	394,436
Cision, Ltd. (a)	4,800	71,760
Cloudera, Inc. (a)	12,400	169,136
Cornerstone OnDemand, Inc. (a)	6,775	321,338
Coupa Software, Inc. (a)	6,500	404,560
DocuSign, Inc. (a)	3,100	164,145
eGain Corp. (a)	2,200	33,220
Endurance International Group Holdings, Inc. (a)	7,035	69,998
Envestnet, Inc. (a)	5,452	299,587
Etsy, Inc. (a)	14,720	621,037
Five9, Inc. (a)	6,627	229,095
Fusion Connect, Inc. (a) (b)	2,600	10,244
Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	18,422	$ 1,300,593
Gogo, Inc. (a) (b)	7,610	36,985
GrubHub, Inc. (a)	11,264	1,181,706
GTT Communications, Inc. (a) (b)	3,895	175,275
Hortonworks, Inc. (a)	8,378	152,647
IAC/InterActiveCorp (a)	9,131	1,392,386
Instructure, Inc. (a)	4,000	170,200
Internap Corp. (a) (b)	2,399	24,998
j2 Global, Inc.	5,869	508,314
Leaf Group, Ltd. (a)	1,800	19,530
Limelight Networks, Inc. (a)	11,000	49,170
Liquidity Services, Inc. (a)	3,000	19,650
LivePerson, Inc. (a)	6,900	145,590
LogMeIn, Inc.	6,383	659,045
Match Group, Inc. (a)	6,500	251,810
Meet Group, Inc. (a)	7,800	34,944
MINDBODY, Inc. Class A (a)	5,300	204,580
New Relic, Inc. (a)	5,431	546,304
NIC, Inc.	7,800	121,290
Nutanix, Inc. Class A (a)	13,200	680,724
Okta, Inc. (a)	10,500	528,885
Pandora Media, Inc. (a) (b)	30,335	239,040
Q2 Holdings, Inc. (a)	4,600	262,430
QuinStreet, Inc. (a)	4,600	58,420
Quotient Technology, Inc. (a)	9,200	120,520
Reis, Inc.	1,100	23,980
Remark Holdings, Inc. (a)	3,400	13,294
SendGrid, Inc. (a)	1,000	26,520
ShotSpotter, Inc. (a)	900	34,137
Shutterstock, Inc. (a)	2,250	106,785
SPS Commerce, Inc. (a)	2,151	158,056
Stamps.com, Inc. (a)	2,057	520,524
TechTarget, Inc. (a)	2,400	68,160
Telaria, Inc. (a)	5,400	21,816
Trade Desk, Inc. Class A (a)	3,900	365,820
Travelzoo (a)	600	10,260
TrueCar, Inc. (a)	11,866	119,728
Tucows, Inc. Class A (a) (b)	1,100	66,715
Twilio, Inc. Class A (a)	8,900	498,578
Veritone, Inc. (a) (b)	400	6,728
Web.com Group, Inc. (a)	4,700	121,495
XO Group, Inc. (a)	3,011	96,352
Yelp, Inc. (a)	10,091	395,365
Yext, Inc. (a) (b)	9,900	191,466
Zillow Group, Inc. (a) (b)	14,183	837,648
Zillow Group, Inc. Class A (a)	6,883	411,259
		18,244,548
IT SERVICES — 3.5%
Acxiom Corp. (a)	10,070	301,597
Amdocs, Ltd.	17,883	1,183,676
Black Knight, Inc. (a)	17,846	955,653
Booz Allen Hamilton Holding Corp.	17,600	769,648
CACI International, Inc. Class A (a)	3,058	515,426
Cardtronics PLC Class A (a)	4,928	119,159
Cass Information Systems, Inc.	1,450	99,789
Conduent, Inc. (a)	23,900	434,263
ConvergeOne Holdings, Inc.	3,000	28,170

95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Convergys Corp.	11,742	$ 286,974
CoreLogic, Inc. (a)	10,100	524,190
CSG Systems International, Inc.	4,200	171,654
EPAM Systems, Inc. (a)	6,316	785,268
Euronet Worldwide, Inc. (a)	6,106	511,500
Everi Holdings, Inc. (a)	8,000	57,600
EVERTEC, Inc.	7,900	172,615
Exela Technologies, Inc. (a)	5,800	27,550
ExlService Holdings, Inc. (a)	4,237	239,857
First Data Corp. Class A (a)	59,705	1,249,626
Genpact, Ltd.	18,260	528,262
Hackett Group, Inc.	2,890	46,442
Information Services Group, Inc. (a)	3,800	15,580
Jack Henry & Associates, Inc.	9,553	1,245,329
Leidos Holdings, Inc.	17,811	1,050,849
ManTech International Corp. Class A	3,158	169,395
MAXIMUS, Inc.	8,207	509,737
MoneyGram International, Inc. (a)	3,353	22,432
Perficient, Inc. (a)	4,200	110,754
Perspecta, Inc.	17,800	365,790
PFSweb, Inc. (a)	1,900	18,468
Presidio, Inc. (a) (b)	3,900	51,090
PRGX Global, Inc. (a)	400	3,880
Sabre Corp.	29,688	731,512
Science Applications International Corp.	5,247	424,640
ServiceSource International, Inc. (a)	9,400	37,036
Square, Inc. Class A (a)	35,160	2,167,262
Switch, Inc. Class A (b)	4,800	58,416
Sykes Enterprises, Inc. (a)	4,953	142,547
Syntel, Inc. (a)	4,100	131,569
Teradata Corp. (a)	15,201	610,320
Travelport Worldwide, Ltd.	15,500	287,370
TTEC Holdings, Inc.	1,700	58,735
Unisys Corp. (a) (b)	6,200	79,980
Virtusa Corp. (a)	3,400	165,512
WEX, Inc. (a)	4,985	949,543
Worldpay, Inc. Class A (a)	36,467	2,982,271
		21,398,936
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	3,800	92,948
American Outdoor Brands Corp. (a)	6,588	79,254
Brunswick Corp.	10,738	692,386
Callaway Golf Co.	11,712	222,176
Clarus Corp. (a)	2,500	20,625
Escalade, Inc.	1,200	16,920
Johnson Outdoors, Inc. Class A	600	50,718
Malibu Boats, Inc. Class A (a)	2,500	104,850
Marine Products Corp.	987	17,549
MCBC Holdings, Inc. (a)	2,200	63,690
Nautilus, Inc. (a)	3,700	58,090
Polaris Industries, Inc.	7,415	905,965
Sturm Ruger & Co., Inc.	2,065	115,640
Vista Outdoor, Inc. (a)	7,021	108,755
		2,549,566
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a)	3,200	71,360
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	2,623	$ 756,840
Bio-Techne Corp.	4,657	689,003
Bruker Corp.	12,441	361,287
Cambrex Corp. (a)	4,000	209,200
Charles River Laboratories International, Inc. (a)	5,937	666,488
ChromaDex Corp. (a)	4,700	17,437
Enzo Biochem, Inc. (a)	5,400	28,026
Fluidigm Corp. (a)	4,544	27,082
Harvard Bioscience, Inc. (a)	4,300	23,005
Luminex Corp.	5,000	147,650
Medpace Holdings, Inc. (a)	1,200	51,600
NanoString Technologies, Inc. (a)	2,400	32,832
NeoGenomics, Inc. (a) (b)	6,900	90,459
Pacific Biosciences of California, Inc. (a) (b)	14,100	50,055
PRA Health Sciences, Inc. (a)	6,294	587,608
QIAGEN NV (a)	27,581	997,329
Quanterix Corp. (a)	600	8,616
Syneos Health, Inc. (a)	6,794	318,638
		5,134,515
MACHINERY — 3.8%
Actuant Corp. Class A	7,500	220,125
AGCO Corp.	8,475	514,602
Alamo Group, Inc.	1,192	107,709
Albany International Corp. Class A	3,548	213,412
Allison Transmission Holdings, Inc.	15,057	609,658
Altra Industrial Motion Corp.	3,574	154,039
American Railcar Industries, Inc.	896	35,374
Astec Industries, Inc.	2,640	157,872
Barnes Group, Inc.	6,114	360,115
Blue Bird Corp. (a)	1,400	31,290
Briggs & Stratton Corp.	5,100	89,811
Chart Industries, Inc. (a)	3,800	234,384
CIRCOR International, Inc.	2,047	75,657
Colfax Corp. (a)	11,127	341,043
Columbus McKinnon Corp.	2,900	125,744
Commercial Vehicle Group, Inc. (a)	3,100	22,754
Crane Co.	6,348	508,665
DMC Global, Inc.	1,900	85,310
Donaldson Co., Inc.	16,379	739,020
Douglas Dynamics, Inc.	2,777	133,296
Eastern Co.	700	19,635
Energy Recovery, Inc. (a) (b)	4,500	36,360
EnPro Industries, Inc.	2,645	185,018
ESCO Technologies, Inc.	3,143	181,351
Federal Signal Corp.	7,400	172,346
Franklin Electric Co., Inc.	5,949	268,300
FreightCar America, Inc.	1,400	23,506
Gardner Denver Holdings, Inc. (a)	12,800	376,192
Gates Industrial Corp. PLC (a)	5,400	87,858
Gencor Industries, Inc. (a)	1,100	17,765
Global Brass & Copper Holdings, Inc.	2,700	84,645
Gorman-Rupp Co.	2,200	77,000
Graco, Inc.	20,613	932,120
Graham Corp.	1,100	28,391

96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Greenbrier Cos., Inc. (b)	3,994	$ 210,684
Harsco Corp. (a)	10,091	223,011
Hillenbrand, Inc.	7,899	372,438
Hurco Cos., Inc.	766	34,279
Hyster-Yale Materials Handling, Inc.	1,289	82,818
IDEX Corp.	9,526	1,300,108
ITT, Inc.	10,888	569,116
John Bean Technologies Corp.	3,990	354,711
Kadant, Inc.	1,400	134,610
Kennametal, Inc.	10,317	370,380
LB Foster Co. Class A (a)	1,000	22,950
Lincoln Electric Holdings, Inc.	7,856	689,443
Lindsay Corp.	1,370	132,876
Lydall, Inc. (a)	2,100	91,665
Manitex International, Inc. (a)	1,800	22,464
Manitowoc Co., Inc (a)	3,875	100,208
Meritor, Inc. (a)	10,500	215,985
Middleby Corp. (a) (b)	6,770	706,923
Milacron Holdings Corp. (a)	8,400	159,012
Miller Industries, Inc.	1,300	33,215
Mueller Industries, Inc.	7,184	212,000
Mueller Water Products, Inc. Class A	19,400	227,368
Navistar International Corp. (a)	6,200	252,464
NN, Inc.	3,316	62,672
Nordson Corp.	7,203	924,937
Omega Flex, Inc.	400	31,644
Oshkosh Corp.	9,108	640,475
Park-Ohio Holdings Corp.	1,046	39,016
Proto Labs, Inc. (a)	3,403	404,787
RBC Bearings, Inc. (a)	2,969	382,437
REV Group, Inc. (b)	3,800	64,638
Rexnord Corp. (a)	13,090	380,395
Spartan Motors, Inc.	4,100	61,910
SPX Corp. (a)	5,400	189,270
SPX FLOW, Inc. (a)	5,400	236,358
Standex International Corp.	1,615	165,053
Sun Hydraulics Corp.	3,448	166,159
Tennant Co.	2,176	171,904
Terex Corp. (b)	8,490	358,193
Timken Co.	8,692	378,537
Titan International, Inc.	6,100	65,453
Toro Co.	13,093	788,853
TriMas Corp. (a)	5,600	164,640
Trinity Industries, Inc.	18,269	625,896
Twin Disc, Inc. (a)	1,000	24,820
Wabash National Corp.	7,300	136,218
WABCO Holdings, Inc. (a)	6,461	756,066
Wabtec Corp. (b)	10,701	1,054,905
Watts Water Technologies, Inc. Class A	3,583	280,907
Welbilt, Inc. (a)	16,500	368,115
Woodward, Inc.	6,750	518,805
		23,212,158
MARINE — 0.2%
Costamare, Inc.	6,200	49,476
Eagle Bulk Shipping, Inc. (a)	4,500	24,480
Genco Shipping & Trading, Ltd. (a)	900	13,950
Kirby Corp. (a)	7,340	613,624
Security Description	Shares	Value
Matson, Inc.	5,482	$ 210,399
Safe Bulkers, Inc. (a)	5,800	19,720
Scorpio Bulkers, Inc.	7,374	52,356
		984,005
MEDIA — 2.2%
AMC Entertainment Holdings, Inc. Class A	6,484	103,096
AMC Networks, Inc. Class A (a) (b)	5,486	341,229
Beasley Broadcast Group, Inc. Class A	600	6,720
Boston Omaha Corp. Class A (a)	600	12,642
Cable One, Inc.	491	360,045
Central European Media Enterprises, Ltd. Class A (a)	9,600	39,840
Cinemark Holdings, Inc. (b)	13,516	474,141
Clear Channel Outdoor Holdings, Inc. Class A	4,300	18,490
Daily Journal Corp. (a) (b)	159	36,602
Emerald Expositions Events, Inc.	2,200	45,320
Entercom Communications Corp. Class A (b)	15,500	117,025
Entravision Communications Corp. Class A	7,700	38,500
Eros International PLC (a) (b)	3,647	47,411
EW Scripps Co. Class A	5,600	74,984
Fluent, Inc. (a)	2,700	6,615
Gannett Co., Inc.	13,700	146,590
GCI Liberty, Inc. Class A (a)	12,096	545,288
Gray Television, Inc. (a)	9,800	154,840
Hemisphere Media Group, Inc. (a)	1,700	22,270
IMAX Corp. (a)	7,000	155,050
John Wiley & Sons, Inc. Class A	5,650	352,560
Liberty Broadband Corp. Class A (a)	3,244	245,376
Liberty Broadband Corp. Class C (a) (b)	12,960	981,331
Liberty Latin America, Ltd. Class A (a)	5,300	101,336
Liberty Latin America, Ltd. Class C (a)	13,900	269,382
Liberty Media Corp.-Liberty Braves Class A (a)	1,194	30,698
Liberty Media Corp.-Liberty Braves Class C (a) (b)	4,210	108,871
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,036	107,201
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	24,550	911,541
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,504	473,205
Liberty Media Corp.-Liberty SiriusXM Class C (a)	20,859	946,164
Lions Gate Entertainment Corp. Class A	6,124	151,998
Lions Gate Entertainment Corp. Class B	11,979	281,027
Live Nation Entertainment, Inc. (a)	16,959	823,699
LiveXLive Media, Inc. (a)	700	4,039

97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Loral Space & Communications, Inc. (a)	1,600	$ 60,160
Madison Square Garden Co. Class A (a)	2,337	724,914
Marcus Corp.	2,300	74,750
MDC Partners, Inc. Class A (a)	7,000	32,200
Meredith Corp. (b)	5,101	260,151
MSG Networks, Inc. Class A (a)	7,321	175,338
National CineMedia, Inc.	7,500	63,000
New Media Investment Group, Inc.	6,200	114,576
New York Times Co. Class A	16,000	414,400
Nexstar Media Group, Inc. Class A	5,511	404,507
Reading International, Inc. Class A (a)	2,000	31,900
Saga Communications, Inc. Class A	444	17,094
Scholastic Corp.	3,495	154,863
Sinclair Broadcast Group, Inc. Class A	9,162	294,558
Sirius XM Holdings, Inc. (b)	157,802	1,068,320
TEGNA, Inc.	27,583	299,276
Tribune Media Co. Class A	11,032	422,195
tronc, Inc. (a)	2,400	41,472
WideOpenWest, Inc. (a) (b)	3,500	33,810
World Wrestling Entertainment, Inc. Class A	5,227	380,630
		13,603,240
METALS & MINING — 1.4%
AK Steel Holding Corp. (a) (b)	38,800	168,392
Alcoa Corp. (a)	23,421	1,097,977
Allegheny Technologies, Inc. (a)	15,937	400,337
Carpenter Technology Corp.	5,955	313,054
Century Aluminum Co. (a)	6,100	96,075
Cleveland-Cliffs, Inc. (a) (b)	38,042	320,694
Coeur Mining, Inc. (a)	23,200	176,320
Commercial Metals Co.	14,447	304,976
Compass Minerals International, Inc. (b)	4,214	277,071
Ferroglobe Representation & Warranty Insurance Trust (c)	2,200	—
Gold Resource Corp.	6,100	40,199
Haynes International, Inc.	1,500	55,110
Hecla Mining Co.	51,264	178,399
Kaiser Aluminum Corp.	2,111	219,776
Klondex Mines, Ltd. (a)	16,600	38,346
Materion Corp.	2,455	132,938
Olympic Steel, Inc.	1,100	22,451
Ramaco Resources, Inc. (a)	500	3,480
Reliance Steel & Aluminum Co.	8,677	759,585
Royal Gold, Inc.	8,058	748,105
Ryerson Holding Corp. (a)	1,900	21,185
Schnitzer Steel Industries, Inc. Class A	3,272	110,266
Southern Copper Corp.	10,469	490,682
Steel Dynamics, Inc.	28,106	1,291,471
SunCoke Energy, Inc. (a)	7,900	105,860
Synalloy Corp.	1,000	19,950
Tahoe Resources, Inc.	40,284	198,197
TimkenSteel Corp. (a) (b)	4,800	78,480
Security Description	Shares	Value
United States Steel Corp. (b)	22,199	$ 771,415
Universal Stainless & Alloy Products, Inc. (a)	900	21,303
Warrior Met Coal, Inc.	4,300	118,551
Worthington Industries, Inc.	5,300	222,441
		8,803,086
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
AG Mortgage Investment Trust, Inc. REIT	3,400	63,886
AGNC Investment Corp. REIT	52,293	972,127
Annaly Capital Management, Inc. REIT	143,979	1,481,544
Anworth Mortgage Asset Corp. REIT	11,900	59,143
Apollo Commercial Real Estate Finance, Inc. REIT (b)	15,140	276,759
Arbor Realty Trust, Inc. REIT (b)	6,600	68,838
Ares Commercial Real Estate Corp. REIT	3,300	45,573
ARMOUR Residential REIT, Inc. (b)	5,100	116,331
Blackstone Mortgage Trust, Inc. Class A REIT (b)	12,500	392,875
Capstead Mortgage Corp. REIT	11,610	103,909
Cherry Hill Mortgage Investment Corp. REIT	1,400	25,004
Chimera Investment Corp. REIT	23,626	431,883
Colony Credit Real Estate, Inc. REIT (b)	10,200	211,446
CYS Investments, Inc. REIT	18,900	141,750
Dynex Capital, Inc. REIT	6,400	41,792
Exantas Capital Corp. REIT	3,675	37,411
Granite Point Mortgage Trust, Inc. REIT	5,282	96,925
Great Ajax Corp. REIT	1,800	23,544
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	6,197	122,391
Invesco Mortgage Capital, Inc. REIT	14,000	222,600
Ladder Capital Corp. REIT	10,328	161,323
MFA Financial, Inc. REIT	50,436	382,305
MTGE Investment Corp. REIT	5,600	109,760
New Residential Investment Corp. REIT	42,100	736,329
New York Mortgage Trust, Inc. REIT (b)	13,600	81,736
Orchid Island Capital, Inc. REIT (b)	6,100	45,872
PennyMac Mortgage Investment Trust REIT	7,541	143,204
Redwood Trust, Inc. REIT	9,400	154,818
Starwood Property Trust, Inc. REIT	31,748	689,249
Sutherland Asset Management Corp. REIT	2,200	35,750
TPG RE Finance Trust, Inc. REIT (b)	4,200	85,344
Two Harbors Investment Corp. REIT	21,712	343,050
Western Asset Mortgage Capital Corp. REIT	5,000	52,100
		7,956,571

98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 0.4%
Avista Corp.	8,100	$ 426,546
Black Hills Corp. (b)	6,693	409,679
MDU Resources Group, Inc.	24,100	691,188
NorthWestern Corp.	6,355	363,824
Unitil Corp.	1,800	91,872
Vectren Corp.	10,392	742,508
		2,725,617
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,320	222,270
Dillard's, Inc. Class A	1,505	142,222
JC Penney Co., Inc. (a) (b)	38,000	88,920
Ollie's Bargain Outlet Holdings, Inc. (a)	6,002	435,145
Sears Holdings Corp. (a) (b)	1,500	3,555
		892,112
OIL, GAS & CONSUMABLE FUELS — 3.7%
Abraxas Petroleum Corp. (a)	18,700	54,043
Adams Resources & Energy, Inc.	266	11,438
Alta Mesa Resources, Inc. (a)	11,700	79,677
Amyris, Inc. (a)	3,000	19,170
Antero Resources Corp. (a)	29,274	625,000
Approach Resources, Inc. (a) (b)	5,000	12,200
Arch Coal, Inc. Class A	2,396	187,918
Ardmore Shipping Corp. (a)	3,900	31,980
Bonanza Creek Energy, Inc. (a)	2,500	94,675
California Resources Corp. (a) (b)	5,302	240,923
Callon Petroleum Co. (a) (b)	28,904	310,429
Carrizo Oil & Gas, Inc. (a)	9,600	267,360
Centennial Resource Development, Inc. Class A (a)	22,864	412,924
Cheniere Energy, Inc. (a)	25,947	1,691,485
Chesapeake Energy Corp. (a) (b)	111,800	585,832
Clean Energy Fuels Corp. (a)	16,800	61,992
Cloud Peak Energy, Inc. (a)	8,600	30,014
CNX Resources Corp. (a)	26,700	474,726
CONSOL Energy, Inc. (a)	3,450	132,308
Continental Resources, Inc. (a) (b)	10,847	702,452
CVR Energy, Inc. (b)	1,900	70,281
Delek US Holdings, Inc.	10,108	507,118
Denbury Resources, Inc. (a)	49,715	239,129
DHT Holdings, Inc.	9,996	46,881
Diamondback Energy, Inc.	12,248	1,611,469
Dorian LPG, Ltd. (a)	2,658	20,307
Earthstone Energy, Inc. Class A (a)	2,700	23,895
Eclipse Resources Corp. (a)	10,200	16,320
Energen Corp. (a)	10,712	780,048
Energy Fuels, Inc. (a)	9,000	20,430
Energy XXI Gulf Coast, Inc. (a)	3,500	30,940
EP Energy Corp. Class A (a)	4,500	13,500
Evolution Petroleum Corp.	3,000	29,550
Extraction Oil & Gas, Inc. (a)	13,800	202,722
Frontline, Ltd. (b)	9,420	55,013
GasLog, Ltd.	5,300	101,230
Golar LNG, Ltd. (b)	11,998	353,461
Goodrich Petroleum Corp. (a)	1,100	13,607
Green Plains, Inc. (b)	4,747	86,870
Security Description	Shares	Value
Gulfport Energy Corp. (a)	20,100	$ 252,657
Halcon Resources Corp. (a) (b)	16,900	74,191
Hallador Energy Co.	1,900	13,566
HighPoint Resources Corp. (a) (b)	12,000	72,960
International Seaways, Inc. (a)	2,699	62,455
Isramco, Inc. (a)	59	7,251
Jagged Peak Energy, Inc. (a) (b)	7,000	91,140
Kosmos Energy, Ltd. (a) (b)	29,200	241,484
Laredo Petroleum, Inc. (a) (b)	20,400	196,248
Lilis Energy, Inc. (a)	5,200	27,040
Matador Resources Co. (a) (b)	12,400	372,620
Midstates Petroleum Co., Inc. (a)	1,400	19,054
Murphy Oil Corp. (b)	20,400	688,908
NACCO Industries, Inc. Class A	441	14,884
NextDecade Corp. (a)	900	6,156
Nordic American Tankers, Ltd.	16,240	43,523
Northern Oil and Gas, Inc. (a)	13,300	41,895
Oasis Petroleum, Inc. (a)	33,500	434,495
Overseas Shipholding Group, Inc. Class A (a)	5,300	20,564
Panhandle Oil and Gas, Inc. Class A	1,900	36,290
Par Pacific Holdings, Inc. (a)	3,889	67,591
Parsley Energy, Inc. Class A (a)	31,949	967,416
PBF Energy, Inc. Class A	13,852	580,814
PDC Energy, Inc. (a)	8,312	502,460
Peabody Energy Corp.	10,003	454,936
Penn Virginia Corp. (a)	1,500	127,335
QEP Resources, Inc. (a)	29,423	360,726
Range Resources Corp.	26,200	438,326
Renewable Energy Group, Inc. (a) (b)	4,700	83,895
Resolute Energy Corp. (a) (b)	2,700	84,240
REX American Resources Corp. (a)	725	58,703
Ring Energy, Inc. (a)	6,100	76,982
Rosehill Resources, Inc. (a)	300	2,436
RSP Permian, Inc. (a)	18,161	799,447
Sanchez Energy Corp. (a) (b)	8,900	40,228
SandRidge Energy, Inc. (a)	4,300	76,282
Scorpio Tankers, Inc. (b)	33,000	92,730
SemGroup Corp. Class A	9,729	247,117
Ship Finance International, Ltd. (b)	10,600	158,470
SilverBow Resources, Inc. (a)	900	25,992
SM Energy Co. (b)	13,956	358,530
Southwestern Energy Co. (a)	73,700	390,610
SRC Energy, Inc. (a) (b)	30,900	340,518
Talos Energy, Inc. (a)	2,400	77,112
Targa Resources Corp.	26,818	1,327,223
Teekay Corp. (b)	7,543	58,458
Teekay Tankers, Ltd. Class A	23,700	27,729
Tellurian, Inc. (a) (b)	8,000	66,560
Ultra Petroleum Corp. (a)	23,822	55,029
Uranium Energy Corp. (a) (b)	15,900	25,599
W&T Offshore, Inc. (a)	11,400	81,510
Whiting Petroleum Corp. (a)	11,200	590,464
WildHorse Resource Development Corp. (a)	3,300	83,688
World Fuel Services Corp.	8,349	170,403
WPX Energy, Inc. (a)	49,400	890,682

99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Zion Oil & Gas, Inc. (a)	5,200	$ 21,086
		22,778,025
PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co.	5,000	223,500
Clearwater Paper Corp. (a)	1,979	45,715
Domtar Corp.	7,813	372,993
KapStone Paper and Packaging Corp.	10,898	375,981
Louisiana-Pacific Corp.	18,202	495,458
Neenah, Inc.	2,046	173,603
PH Glatfelter Co.	5,300	103,827
Schweitzer-Mauduit International, Inc.	3,800	166,136
Verso Corp. Class A (a)	4,159	90,500
		2,047,713
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	6,779	342,068
elf Beauty, Inc. (a)	2,600	39,624
Herbalife Nutrition, Ltd. (a)	14,130	759,064
Inter Parfums, Inc.	2,100	112,350
Medifast, Inc.	1,400	224,224
Natural Health Trends Corp. (b)	851	21,292
Nature's Sunshine Products, Inc. (a)	1,300	12,155
Nu Skin Enterprises, Inc. Class A	6,558	512,770
Revlon, Inc. Class A (a)	1,400	24,570
USANA Health Sciences, Inc. (a)	1,408	162,342
		2,210,459
PHARMACEUTICALS — 1.2%
Aclaris Therapeutics, Inc. (a) (b)	2,758	55,077
Aerie Pharmaceuticals, Inc. (a) (b)	4,400	297,220
Akcea Therapeutics, Inc. (a) (b)	1,800	42,678
Akorn, Inc. (a)	11,144	184,879
Amneal Pharmaceuticals, Inc. (a)	9,590	157,372
Amphastar Pharmaceuticals, Inc. (a)	4,400	67,144
Ampio Pharmaceuticals, Inc. (a) (b)	8,400	18,480
ANI Pharmaceuticals, Inc. (a)	986	65,865
Aratana Therapeutics, Inc. (a)	4,800	20,400
Assembly Biosciences, Inc. (a)	2,000	78,420
Catalent, Inc. (a)	16,482	690,431
Clearside Biomedical, Inc. (a) (b)	2,400	25,656
Collegium Pharmaceutical, Inc. (a) (b)	3,067	73,148
Corcept Therapeutics, Inc. (a) (b)	11,400	179,208
Corium International, Inc. (a) (b)	2,800	22,428
Cymabay Therapeutics, Inc. (a)	7,200	96,624
Depomed, Inc. (a)	6,800	45,356
Dermira, Inc. (a)	4,700	43,240
Dova Pharmaceuticals, Inc. (a)	800	23,936
Durect Corp. (a)	16,700	26,052
Eloxx Pharmaceuticals, Inc. (a)	2,600	44,382
Endo International PLC (a)	28,100	264,983
Endocyte, Inc. (a)	7,900	109,020
Evolus, Inc. (a)	600	16,794
Horizon Pharma PLC (a)	20,737	343,405
Innovate Biopharmaceuticals, Inc. (a) (b)	1,200	28,284
Innoviva, Inc. (a)	9,200	126,960
Security Description	Shares	Value
Intersect ENT, Inc. (a)	3,300	$ 123,585
Intra-Cellular Therapies, Inc. (a)	5,156	91,107
Jazz Pharmaceuticals PLC (a)	7,200	1,240,560
Kala Pharmaceuticals, Inc. (a)	1,700	23,341
Lannett Co., Inc. (a) (b)	3,497	47,559
Mallinckrodt PLC (a)	10,200	190,332
Marinus Pharmaceuticals, Inc. (a)	4,500	31,815
Medicines Co. (a) (b)	8,659	317,785
Melinta Therapeutics, Inc. (a)	1,840	11,684
Menlo Therapeutics, Inc. (a)	800	6,496
MyoKardia, Inc. (a) (b)	3,800	188,670
Neos Therapeutics, Inc. (a) (b)	2,900	18,125
Ocular Therapeutix, Inc. (a) (b)	3,500	23,625
Odonate Therapeutics, Inc. (a) (b)	800	17,664
Omeros Corp. (a) (b)	5,600	101,584
Optinose, Inc. (a) (b)	2,000	55,960
Pacira Pharmaceuticals, Inc. (a)	4,937	158,231
Paratek Pharmaceuticals, Inc. (a) (b)	3,200	32,640
Phibro Animal Health Corp. Class A	2,400	110,520
Prestige Brands Holdings, Inc. (a) (b)	6,616	253,922
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,400	48,958
resTORbio, Inc. (a) (b)	800	7,320
Revance Therapeutics, Inc. (a)	3,300	90,585
scPharmaceuticals, Inc. (a)	900	5,094
Sienna Biopharmaceuticals, Inc. (a) (b)	1,800	27,342
SIGA Technologies, Inc. (a)	6,300	37,422
Supernus Pharmaceuticals, Inc. (a)	6,100	365,085
Teligent, Inc. (a) (b)	4,800	16,608
Tetraphase Pharmaceuticals, Inc. (a)	6,300	22,491
TherapeuticsMD, Inc. (a) (b)	20,200	126,048
Theravance Biopharma, Inc. (a) (b)	5,204	118,027
WaVe Life Sciences, Ltd. (a)	2,310	88,357
Zogenix, Inc. (a)	4,269	188,690
Zomedica Pharmaceuticals Corp. (a) (b)	400	900
		7,335,574
PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	5,800	24,070
ASGN, Inc. (a)	6,292	491,971
Barrett Business Services, Inc.	839	81,022
BG Staffing, Inc.	900	20,925
CBIZ, Inc. (a)	6,400	147,200
CoStar Group, Inc. (a)	4,479	1,848,170
CRA International, Inc.	1,000	50,890
Dun & Bradstreet Corp.	4,700	576,455
Exponent, Inc.	6,550	316,365
Forrester Research, Inc.	1,300	54,535
Franklin Covey Co. (a)	1,183	29,043
Front Yard Residential Corp. REIT	6,127	63,843
FTI Consulting, Inc. (a)	4,600	278,208
GP Strategies Corp. (a)	1,500	26,400
Heidrick & Struggles International, Inc.	2,300	80,500
Hill International, Inc. (a)	4,000	23,600
Huron Consulting Group, Inc. (a)	2,720	111,248
ICF International, Inc.	2,202	156,452

100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
InnerWorkings, Inc. (a)	5,600	$ 48,664
Insperity, Inc.	4,550	433,388
Kelly Services, Inc. Class A	3,700	83,065
Kforce, Inc.	2,800	96,040
Korn/Ferry International	6,655	412,144
ManpowerGroup, Inc.	8,116	698,463
Mistras Group, Inc. (a)	2,087	39,403
Navigant Consulting, Inc. (a)	5,600	123,984
Resources Connection, Inc.	3,700	62,530
TransUnion	22,864	1,637,977
TriNet Group, Inc. (a)	5,200	290,888
TrueBlue, Inc. (a)	5,000	134,750
WageWorks, Inc. (a)	5,144	257,200
Willdan Group, Inc. (a) (b)	900	27,873
		8,727,266
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a) (b)	1,300	37,921
American Realty Investors, Inc. (a)	300	4,743
Consolidated-Tomoka Land Co.	523	32,170
Forestar Group, Inc. (a)	1,251	25,958
FRP Holdings, Inc. (a)	845	54,714
Griffin Industrial Realty, Inc.	100	4,399
HFF, Inc. Class A	4,546	156,155
Howard Hughes Corp. (a)	4,641	614,932
Jones Lang LaSalle, Inc.	5,685	943,653
Kennedy-Wilson Holdings, Inc.	15,642	330,828
Marcus & Millichap, Inc. (a)	2,000	78,020
Maui Land & Pineapple Co., Inc. (a)	700	7,840
Newmark Group, Inc. Class A	2,800	39,844
RE/MAX Holdings, Inc. Class A	2,200	115,390
Realogy Holdings Corp. (b)	15,761	359,351
Redfin Corp. (a) (b)	9,100	210,119
RMR Group, Inc. Class A	846	66,369
St. Joe Co. (a) (b)	4,600	82,570
Stratus Properties, Inc. (a)	700	21,385
Tejon Ranch Co. (a)	2,200	53,460
Transcontinental Realty Investors, Inc. (a)	207	6,924
Trinity Place Holdings, Inc. (a)	2,100	13,755
		3,260,500
ROAD & RAIL — 0.9%
AMERCO	820	292,043
ArcBest Corp.	3,200	146,240
Avis Budget Group, Inc. (a)	8,502	276,315
Covenant Transportation Group, Inc. Class A (a)	1,400	44,100
Daseke, Inc. (a)	3,900	38,727
Genesee & Wyoming, Inc. Class A (a)	7,424	603,720
Heartland Express, Inc.	5,800	107,590
Hertz Global Holdings, Inc. (a)	6,666	102,256
Knight-Swift Transportation Holdings, Inc.	15,859	605,972
Landstar System, Inc.	5,283	576,904
Marten Transport, Ltd.	4,755	111,505
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	8,143	$ 1,212,981
PAM Transportation Services, Inc. (a)	300	14,091
Ryder System, Inc.	6,645	477,510
Saia, Inc. (a)	3,200	258,720
Schneider National, Inc. Class B	5,100	140,301
Universal Logistics Holdings, Inc.	1,000	26,250
USA Truck, Inc. (a)	1,000	23,470
Werner Enterprises, Inc.	6,000	225,300
YRC Worldwide, Inc. (a)	3,900	39,195
		5,323,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
ACM Research, Inc. Class A (a)	1,000	10,780
Adesto Technologies Corp. (a)	2,200	18,480
Advanced Energy Industries, Inc. (a)	5,000	290,450
Alpha & Omega Semiconductor, Ltd. (a)	2,487	35,415
Ambarella, Inc. (a) (b)	3,980	153,668
Amkor Technology, Inc. (a)	12,452	106,963
Aquantia Corp. (a)	1,100	12,738
Axcelis Technologies, Inc. (a)	3,675	72,765
AXT, Inc. (a)	4,300	30,315
Brooks Automation, Inc.	8,900	290,318
Cabot Microelectronics Corp.	3,181	342,148
Cavium, Inc. (a)	8,501	735,337
CEVA, Inc. (a)	2,700	81,540
Cirrus Logic, Inc. (a)	8,040	308,173
Cohu, Inc.	3,400	83,334
Cree, Inc. (a)	12,315	511,935
Cypress Semiconductor Corp. (b)	44,133	687,592
Diodes, Inc. (a)	4,792	165,180
Entegris, Inc.	17,798	603,352
First Solar, Inc. (a) (b)	10,265	540,555
FormFactor, Inc. (a)	8,765	116,575
Ichor Holdings, Ltd. (a) (b)	2,300	48,806
Impinj, Inc. (a) (b)	2,200	48,642
Inphi Corp. (a) (b)	5,449	177,692
Integrated Device Technology, Inc. (a)	16,411	523,183
Kopin Corp. (a) (b)	7,200	20,592
Lattice Semiconductor Corp. (a)	14,980	98,269
MACOM Technology Solutions Holdings, Inc. (a) (b)	4,952	114,094
Marvell Technology Group, Ltd.	49,562	1,062,609
Maxim Integrated Products, Inc.	34,205	2,006,465
MaxLinear, Inc. (a)	7,500	116,925
MKS Instruments, Inc.	6,749	645,879
Monolithic Power Systems, Inc.	5,023	671,424
Nanometrics, Inc. (a)	3,000	106,230
NeoPhotonics Corp. (a) (b)	3,900	24,297
NVE Corp.	626	76,234
NXP Semiconductors NV (a)	41,550	4,540,168
ON Semiconductor Corp. (a)	52,721	1,172,251
PDF Solutions, Inc. (a) (b)	3,300	39,534
Photronics, Inc. (a)	8,200	65,395
Power Integrations, Inc.	3,700	270,285
Rambus, Inc. (a)	13,700	171,798

101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Rudolph Technologies, Inc. (a)	3,853	$ 114,049
Semtech Corp. (a)	8,032	377,906
Sigma Designs, Inc. (a)	4,400	26,840
Silicon Laboratories, Inc. (a)	5,269	524,792
SMART Global Holdings, Inc. (a) (b)	1,200	38,244
SunPower Corp. (a) (b)	7,355	56,413
Synaptics, Inc. (a) (b)	4,338	218,505
Teradyne, Inc.	23,823	906,942
Ultra Clean Holdings, Inc. (a)	4,600	76,360
Universal Display Corp. (b)	5,249	451,414
Veeco Instruments, Inc. (a)	5,808	82,764
Versum Materials, Inc.	13,693	508,695
Xcerra Corp. (a)	6,600	92,202
Xperi Corp.	5,942	95,666
		20,769,177
SOFTWARE — 5.6%
8x8, Inc. (a)	11,200	224,560
A10 Networks, Inc. (a)	6,200	38,626
ACI Worldwide, Inc. (a)	14,166	349,475
Agilysys, Inc. (a)	1,757	27,234
Altair Engineering, Inc. Class A (a)	3,000	102,540
American Software, Inc. Class A	3,300	48,081
Aspen Technology, Inc. (a)	8,855	821,213
Asure Software, Inc. (a)	1,200	19,140
Atlassian Corp. PLC Class A (a)	11,600	725,232
Avaya Holdings Corp. (a)	12,800	257,024
Blackbaud, Inc.	5,990	613,675
Blackline, Inc. (a)	3,500	152,005
Bottomline Technologies de, Inc. (a)	5,000	249,150
Carbon Black, Inc. (a)	1,000	26,000
CDK Global, Inc.	15,962	1,038,328
Ceridian HCM Holding, Inc. (a)	2,900	96,251
CommVault Systems, Inc. (a)	4,842	318,846
Dell Technologies, Inc. Class V (a)	24,559	2,077,200
Digimarc Corp. (a)	1,240	33,232
Ebix, Inc. (b)	3,000	228,750
Ellie Mae, Inc. (a) (b)	4,256	441,943
Everbridge, Inc. (a)	3,300	156,486
Fair Isaac Corp. (a)	3,654	706,391
FireEye, Inc. (a) (b)	22,847	351,615
ForeScout Technologies, Inc. (a)	3,700	126,762
Fortinet, Inc. (a)	17,082	1,066,429
Glu Mobile, Inc. (a)	12,900	82,689
Guidewire Software, Inc. (a)	9,936	882,118
HubSpot, Inc. (a)	4,375	548,625
Imperva, Inc. (a)	4,273	206,172
Majesco (a)	600	3,690
Manhattan Associates, Inc. (a)	8,232	386,986
MicroStrategy, Inc. Class A (a)	1,221	155,983
Mitek Systems, Inc. (a)	4,000	35,600
MobileIron, Inc. (a)	6,704	29,833
Model N, Inc. (a)	2,800	52,080
Monotype Imaging Holdings, Inc.	5,093	103,388
Nuance Communications, Inc. (a)	36,516	507,025
OneSpan, Inc. (a)	3,700	72,705
Park City Group, Inc. (a) (b)	1,600	12,640
Paycom Software, Inc. (a)	6,249	617,589
Security Description	Shares	Value
Paylocity Holding Corp. (a)	3,374	$ 198,594
Pegasystems, Inc.	4,661	255,423
Progress Software Corp.	5,700	221,274
Proofpoint, Inc. (a)	6,191	713,884
PROS Holdings, Inc. (a) (b)	3,300	120,681
PTC, Inc. (a)	14,270	1,338,669
QAD, Inc. Class A	1,200	60,180
Qualys, Inc. (a)	4,073	343,354
Rapid7, Inc. (a)	4,700	132,634
RealPage, Inc. (a)	8,696	479,150
Rimini Street, Inc. (a) (b)	1,200	7,860
RingCentral, Inc. Class A (a)	8,185	575,815
Rosetta Stone, Inc. (a)	2,000	32,060
SailPoint Technologies Holding, Inc. (a)	5,000	122,700
SecureWorks Corp. Class A (a)	1,000	12,450
ServiceNow, Inc. (a)	21,559	3,718,281
Splunk, Inc. (a)	17,913	1,775,357
SS&C Technologies Holdings, Inc.	25,408	1,318,675
Tableau Software, Inc. Class A (a)	8,157	797,347
Telenav, Inc. (a)	3,352	18,771
TiVo Corp.	15,069	202,678
Tyler Technologies, Inc. (a)	4,614	1,024,769
Ultimate Software Group, Inc. (a)	3,635	935,322
Upland Software, Inc. (a)	2,100	72,177
Varonis Systems, Inc. (a)	3,490	260,005
Verint Systems, Inc. (a)	7,929	351,651
VirnetX Holding Corp. (a) (b)	6,000	20,400
VMware, Inc. Class A (a)	8,535	1,254,389
Workday, Inc. Class A (a)	17,884	2,166,110
Workiva, Inc. (a)	3,100	75,640
Zendesk, Inc. (a)	12,587	685,866
Zix Corp. (a)	6,700	36,113
Zscaler, Inc. (a) (b)	1,700	60,775
Zynga, Inc. Class A (a)	98,132	399,397
		33,781,762
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	8,838	384,011
Abercrombie & Fitch Co. Class A	8,796	215,326
American Eagle Outfitters, Inc.	20,366	473,509
America's Car-Mart, Inc. (a)	844	52,244
Asbury Automotive Group, Inc. (a)	2,322	159,173
Ascena Retail Group, Inc. (a)	21,063	83,936
At Home Group, Inc. (a)	3,400	133,110
AutoNation, Inc. (a)	6,869	333,696
Barnes & Noble Education, Inc. (a)	4,700	26,508
Barnes & Noble, Inc.	6,954	44,158
Bed Bath & Beyond, Inc. (b)	16,658	331,911
Big 5 Sporting Goods Corp.	2,400	18,240
Boot Barn Holdings, Inc. (a)	2,400	49,800
Buckle, Inc. (b)	3,584	96,410
Burlington Stores, Inc. (a)	8,252	1,242,174
Caleres, Inc.	5,300	182,267
Camping World Holdings, Inc. Class A (b)	3,900	97,422
Carvana Co. (a) (b)	3,300	137,280
Cato Corp. Class A	2,800	68,936
Chico's FAS, Inc.	15,500	126,170

102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Children's Place, Inc. (b)	1,962	$ 237,010
Citi Trends, Inc.	1,600	43,904
Conn's, Inc. (a) (b)	2,343	77,319
Container Store Group, Inc. (a)	1,900	15,979
Dick's Sporting Goods, Inc.	9,644	339,951
DSW, Inc. Class A	8,200	211,724
Express, Inc. (a)	9,449	86,458
Five Below, Inc. (a)	6,854	669,704
Floor & Decor Holdings, Inc. Class A (a) (b)	4,800	236,784
Francesca's Holdings Corp. (a)	4,275	32,276
GameStop Corp. Class A (b)	12,365	180,158
Genesco, Inc. (a)	2,405	95,478
GNC Holdings, Inc. Class A (a) (b)	8,378	29,491
Group 1 Automotive, Inc.	2,452	154,476
Guess?, Inc.	7,500	160,500
Haverty Furniture Cos., Inc.	2,300	49,680
Hibbett Sports, Inc. (a) (b)	2,434	55,739
Hudson, Ltd. Class A (a)	4,800	83,952
J. Jill, Inc. (a)	1,400	13,076
Kirkland's, Inc. (a)	1,900	22,116
Lithia Motors, Inc. Class A (b)	3,014	285,034
Lumber Liquidators Holdings, Inc. (a) (b)	3,476	84,641
MarineMax, Inc. (a)	2,678	50,748
Michaels Cos., Inc. (a)	13,485	258,507
Monro, Inc. (b)	3,998	232,284
Murphy USA, Inc. (a)	3,986	296,120
National Vision Holdings, Inc. (a)	3,800	138,966
New York & Co., Inc. (a)	3,600	18,432
Office Depot, Inc.	64,198	163,705
Party City Holdco, Inc. (a) (b)	4,200	64,050
Penske Automotive Group, Inc.	4,477	209,747
Pier 1 Imports, Inc.	9,300	22,134
Rent-A-Center, Inc.	5,200	76,544
RH (a) (b)	2,429	339,331
Sally Beauty Holdings, Inc. (a) (b)	15,707	251,783
Shoe Carnival, Inc.	1,400	45,430
Signet Jewelers, Ltd.	7,300	406,975
Sleep Number Corp. (a)	4,876	141,502
Sonic Automotive, Inc. Class A	3,100	63,860
Sportsman's Warehouse Holdings, Inc. (a)	4,300	22,016
Tailored Brands, Inc.	6,052	154,447
Tile Shop Holdings, Inc.	4,919	37,876
Tilly's, Inc. Class A	1,600	24,240
Urban Outfitters, Inc. (a)	9,214	410,484
Williams-Sonoma, Inc. (b)	10,348	635,160
Winmark Corp.	274	40,675
Zumiez, Inc. (a)	2,200	55,110
		11,581,857
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	13,700	189,197
Avid Technology, Inc. (a)	4,100	21,320
Cray, Inc. (a)	5,066	124,624
Diebold Nixdorf, Inc. (b)	9,251	110,549
Eastman Kodak Co. (a) (b)	1,900	7,220
Security Description	Shares	Value
Electronics For Imaging, Inc. (a)	5,605	$ 182,499
Immersion Corp. (a)	3,435	53,036
NCR Corp. (a)	14,667	439,717
Pure Storage, Inc. Class A (a)	20,200	482,376
Stratasys, Ltd. (a)	6,382	122,151
Super Micro Computer, Inc. (a)	5,072	119,953
USA Technologies, Inc. (a)	5,875	82,250
		1,934,892
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	5,777	626,169
Columbia Sportswear Co.	3,765	344,385
Crocs, Inc. (a)	8,400	147,924
Culp, Inc.	1,300	31,915
Deckers Outdoor Corp. (a)	3,988	450,205
Fossil Group, Inc. (a) (b)	5,600	150,472
G-III Apparel Group, Ltd. (a)	5,581	247,796
Lululemon Athletica, Inc. (a)	12,132	1,514,680
Movado Group, Inc.	1,900	91,770
Oxford Industries, Inc.	2,030	168,449
Perry Ellis International, Inc. (a)	1,600	43,472
Rocky Brands, Inc.	800	24,000
Skechers U.S.A., Inc. Class A (a)	16,747	502,578
Steven Madden, Ltd.	7,142	379,240
Superior Group of Cos., Inc.	1,000	20,710
Unifi, Inc. (a)	1,900	60,230
Vera Bradley, Inc. (a)	2,300	32,292
Wolverine World Wide, Inc.	11,380	395,683
		5,231,970
THRIFTS & MORTGAGE FINANCE — 1.1%
BankFinancial Corp.	1,700	30,005
Beneficial Bancorp, Inc.	8,300	134,460
BofI Holding, Inc. (a)	7,600	310,916
Bridgewater Bancshares, Inc. (a)	600	7,632
BSB Bancorp, Inc. (a)	979	33,678
Capitol Federal Financial, Inc.	16,700	219,772
Charter Financial Corp.	1,500	36,225
Columbia Financial, Inc. (a) (b)	6,100	100,955
Dime Community Bancshares, Inc.	4,200	81,900
Entegra Financial Corp. (a)	800	23,440
ESSA Bancorp, Inc.	1,000	15,830
Essent Group, Ltd. (a)	11,900	426,258
Federal Agricultural Mortgage Corp. Class C	1,145	102,455
First Defiance Financial Corp.	1,248	83,691
Flagstar Bancorp, Inc. (a)	3,700	126,762
FS Bancorp, Inc.	400	25,300
Greene County Bancorp, Inc. (b)	400	13,560
Hingham Institution for Savings	197	43,281
Home Bancorp, Inc.	800	37,240
HomeStreet, Inc. (a)	3,274	88,234
Impac Mortgage Holdings, Inc. (a) (b)	1,089	10,378
Kearny Financial Corp.	12,624	169,793
LendingTree, Inc. (a) (b)	991	211,876
Luther Burbank Corp.	1,700	19,558
Malvern Bancorp, Inc. (a)	800	19,480

103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Merchants Bancorp (b)	2,000	$ 57,060
Meridian Bancorp, Inc.	5,800	111,070
Meta Financial Group, Inc.	1,181	115,029
MGIC Investment Corp. (a)	46,900	502,768
Nationstar Mortgage Holdings, Inc. (a)	3,600	63,108
New York Community Bancorp, Inc.	59,223	653,822
NMI Holdings, Inc. Class A (a)	7,000	114,100
Northfield Bancorp, Inc.	5,300	88,086
Northwest Bancshares, Inc.	11,900	206,941
OceanFirst Financial Corp.	6,007	179,970
Oconee Federal Financial Corp.	100	2,894
Ocwen Financial Corp. (a) (b)	13,000	51,480
OP Bancorp (a)	1,500	19,080
Oritani Financial Corp.	4,800	77,760
PCSB Financial Corp.	2,200	43,714
PennyMac Financial Services, Inc. Class A (a)	1,900	37,335
PHH Corp. (a)	3,900	42,354
Ponce de Leon Federal Bank (a) (b)	200	3,142
Provident Bancorp, Inc. (a)	500	13,100
Provident Financial Services, Inc.	7,700	211,981
Prudential Bancorp, Inc.	900	17,370
Radian Group, Inc.	27,100	439,562
Riverview Bancorp, Inc.	2,500	21,100
SI Financial Group, Inc.	1,300	19,175
Southern Missouri Bancorp, Inc.	1,100	42,922
Sterling Bancorp, Inc.	2,100	28,056
Territorial Bancorp, Inc.	955	29,605
TFS Financial Corp.	6,529	102,962
Timberland Bancorp, Inc.	700	26,138
TrustCo Bank Corp. NY	11,300	100,570
United Community Financial Corp.	6,000	65,940
United Financial Bancorp, Inc.	6,200	108,624
Walker & Dunlop, Inc.	3,500	194,775
Washington Federal, Inc.	10,417	340,636
Waterstone Financial, Inc.	3,100	52,855
Western New England Bancorp, Inc.	3,400	37,400
WSFS Financial Corp.	3,800	202,540
		6,797,703
TOBACCO — 0.1%
22nd Century Group, Inc. (a)	14,300	35,178
Alliance One International, Inc. (a)	1,000	15,850
Turning Point Brands, Inc.	600	19,140
Universal Corp.	3,241	214,068
Vector Group, Ltd. (b)	12,297	234,627
		518,863
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	12,240	513,713
Aircastle, Ltd.	5,800	118,900
Applied Industrial Technologies, Inc.	4,815	337,772
Beacon Roofing Supply, Inc. (a)	8,649	368,620
BlueLinx Holdings, Inc. (a)	1,100	41,283
BMC Stock Holdings, Inc. (a)	8,225	171,491
CAI International, Inc. (a)	2,000	46,480
DXP Enterprises, Inc. (a)	1,900	72,580
Security Description	Shares	Value
EnviroStar, Inc.	700	$ 28,210
Foundation Building Materials, Inc. (a)	1,700	26,146
GATX Corp.	4,685	347,768
General Finance Corp. (a)	1,200	16,260
GMS, Inc. (a)	4,000	108,360
H&E Equipment Services, Inc.	3,900	146,679
HD Supply Holdings, Inc. (a)	23,030	987,757
Herc Holdings, Inc. (a)	3,038	171,161
Kaman Corp.	3,499	243,845
Lawson Products, Inc. (a)	800	19,480
MRC Global, Inc. (a)	10,400	225,368
MSC Industrial Direct Co., Inc. Class A	5,643	478,809
Nexeo Solutions, Inc. (a)	3,100	28,303
NOW, Inc. (a) (b)	13,400	178,622
Rush Enterprises, Inc. Class A (a)	3,800	164,844
Rush Enterprises, Inc. Class B (a)	600	26,340
SiteOne Landscape Supply, Inc. (a) (b)	4,900	411,453
Systemax, Inc.	1,400	48,062
Textainer Group Holdings, Ltd. (a)	3,300	52,470
Titan Machinery, Inc. (a)	2,300	35,765
Triton International, Ltd.	5,800	177,828
Univar, Inc. (a)	14,501	380,506
Veritiv Corp. (a)	1,391	55,431
Watsco, Inc.	3,836	683,882
WESCO International, Inc. (a)	5,928	338,489
Willis Lease Finance Corp. (a)	400	12,636
		7,065,313
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	9,920	418,624
WATER UTILITIES — 0.3%
American States Water Co.	4,546	259,849
Aqua America, Inc.	22,164	779,730
AquaVenture Holdings, Ltd. (a)	1,400	21,812
Artesian Resources Corp. Class A	951	36,870
Cadiz, Inc. (a) (b)	2,600	34,060
California Water Service Group	5,976	232,765
Connecticut Water Service, Inc.	1,500	97,980
Consolidated Water Co., Ltd.	1,700	21,930
Evoqua Water Technologies Corp. (a)	9,500	194,750
Global Water Resources, Inc.	1,200	11,280
Middlesex Water Co.	2,000	84,340
Pure Cycle Corp. (a)	2,000	19,100
SJW Group	2,000	132,440
York Water Co.	1,600	50,880
		1,977,786
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless, Inc. (a)	4,600	103,914
NII Holdings, Inc. (a)	10,900	42,510
Shenandoah Telecommunications Co.	5,850	191,295
Spok Holdings, Inc.	2,400	36,120
Sprint Corp. (a) (b)	79,174	430,707
Telephone & Data Systems, Inc.	12,400	340,008

104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (a)	38,395	$ 2,294,101
United States Cellular Corp. (a)	1,700	62,968
		3,501,623
TOTAL COMMON STOCKS (Cost $564,079,676)		628,900,408
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	1,009	2,472
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	200	2,354
		4,826
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a) (e)	2,400	1,181
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a) (e)	6,500	650
TOTAL RIGHTS (Cost $2,314)		6,657
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	12,224,741	12,224,741
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	12,077,967	12,077,967
TOTAL SHORT-TERM INVESTMENTS (Cost $24,302,709)		24,302,708
TOTAL INVESTMENTS — 107.4% (Cost $588,384,699)		653,209,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(44,922,879)
NET ASSETS — 100.0%		$ 608,286,894

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $6,657, representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.

CVR	= Contingent Value Rights
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini S&P MidCap 400 Index (long)	29	09/21/2018	$5,805,566	$5,672,690	$(132,876)
E-mini Russell 2000 Index (long)	54	09/21/2018	4,526,133	4,448,250	$ (77,872)
Total unrealized depreciation on open futures contracts purchased					$(210,748)
During the period ended June 30, 2018, average notional value related to futures contracts was $6,677,482or less than 0.5% of net assets.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 8,718,153	$ —	$ —	$ 8,718,153
Air Freight & Logistics	2,389,368	—	—	2,389,368
Airlines	2,231,112	—	—	2,231,112
Auto Components	6,075,021	—	—	6,075,021
Automobiles	6,525,662	—	—	6,525,662
Banks	44,713,221	—	—	44,713,221
Beverages	3,497,897	—	—	3,497,897
Biotechnology	30,130,393	—	—	30,130,393
Building Products	6,115,198	—	—	6,115,198
Capital Markets	12,710,415	—	—	12,710,415
Chemicals	15,574,844	—	—	15,574,844
Commercial Services & Supplies	8,573,440	—	—	8,573,440
Communications Equipment	10,157,838	—	—	10,157,838
Construction & Engineering	4,029,197	—	—	4,029,197
Construction Materials	1,143,347	—	—	1,143,347
Consumer Finance	5,468,704	—	—	5,468,704
Containers & Packaging	4,803,367	—	—	4,803,367
Distributors	924,141	—	—	924,141
Diversified Consumer Services	5,857,315	—	—	5,857,315
Diversified Financial Services	1,773,433	—	—	1,773,433
Diversified Telecommunication Services	2,252,089	—	—	2,252,089
Electric Utilities	4,482,115	—	—	4,482,115
Electrical Equipment	5,168,922	—	—	5,168,922
Electronic Equipment, Instruments & Components	16,591,730	—	—	16,591,730
Energy Equipment & Services	7,407,050	—	—	7,407,050
Equity Real Estate Investment Trusts (REITS)	49,051,923	—	—	49,051,923
Food & Staples Retailing	3,677,142	—	—	3,677,142
Food Products	9,458,270	—	—	9,458,270
Gas Utilities	6,065,256	—	—	6,065,256
Health Care Equipment & Supplies	17,813,930	—	—	17,813,930
Health Care Providers & Services	10,278,856	—	—	10,278,856
Health Care Technology	4,291,999	—	—	4,291,999
Hotels, Restaurants & Leisure	23,343,251	—	—	23,343,251
Household Durables	6,407,713	—	—	6,407,713
Household Products	1,391,603	—	—	1,391,603
Independent Power Producers & Energy Traders	1,988,294	—	—	1,988,294
Industrial Conglomerates	972,461	—	—	972,461
Insurance	22,627,985	—	—	22,627,985
Internet & Catalog Retail	3,451,102	—	—	3,451,102
Internet Software & Services	18,244,548	—	—	18,244,548
IT Services	21,398,936	—	—	21,398,936
Leisure Equipment & Products	2,549,566	—	—	2,549,566
Life Sciences Tools & Services	5,134,515	—	—	5,134,515
Machinery	23,212,158	—	—	23,212,158
Marine	984,005	—	—	984,005
Media	13,603,240	—	—	13,603,240
Metals & Mining	8,803,086	—	0(a)	8,803,086
Mortgage Real Estate Investment Trust (REITs)	7,956,571	—	—	7,956,571
Multi-Utilities	2,725,617	—	—	2,725,617
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multiline Retail	$ 892,112	$ —	$ —	$ 892,112
Oil, Gas & Consumable Fuels	22,778,025	—	—	22,778,025
Paper & Forest Products	2,047,713	—	—	2,047,713
Personal Products	2,210,459	—	—	2,210,459
Pharmaceuticals	7,335,574	—	—	7,335,574
Professional Services	8,727,266	—	—	8,727,266
Real Estate Management & Development	3,260,500	—	—	3,260,500
Road & Rail	5,323,190	—	—	5,323,190
Semiconductors & Semiconductor Equipment	20,769,177	—	—	20,769,177
Software	33,781,762	—	—	33,781,762
Specialty Retail	11,581,857	—	—	11,581,857
Technology Hardware, Storage & Peripherals	1,934,892	—	—	1,934,892
Textiles, Apparel & Luxury Goods	5,231,970	—	—	5,231,970
Thrifts & Mortgage Finance	6,797,703	—	—	6,797,703
Tobacco	518,863	—	—	518,863
Trading Companies & Distributors	7,065,313	—	—	7,065,313
Transportation Infrastructure	418,624	—	—	418,624
Water Utilities	1,977,786	—	—	1,977,786
Wireless Telecommunication Services	3,501,623	—	—	3,501,623
Rights
Biotechnology	—	4,826	—	4,826
Diversified Financial Services	—	1,181	—	1,181
Media	—	650	—	650
Short-Term Investments	24,302,708	—	—	24,302,708
TOTAL INVESTMENTS	$653,203,116	$6,657	$ 0	$653,209,773
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(210,748)	—	—	(210,748)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (210,748)	$ —	$ —	$ (210,748)

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,226,262	$ 8,226,262	$169,466,597	$165,468,118	$—	$—	12,224,741	$12,224,741	$ 84,123	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,878,272	7,878,272	49,101,728	44,902,033	—	—	12,077,967	12,077,967	140,537	—
Total		$16,104,534	$218,568,325	$210,370,151	$—	$—		$24,302,708	$224,660	$—
See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$812,690,756	$1,857,052,180	$628,907,064
Investments in affiliated issuers, at value	29,124,312	71,045,253	24,302,709
Total Investments	841,815,068	1,928,097,433	653,209,773
Foreign currency, at value	—	13,454,192	—
Cash at broker	—	7,018,519	670,774
Cash	8	—	—
Receivable for investments sold	—	14,102	1,422,714
Receivable for fund shares sold	15,907,463	51,302,051	1,064,587
Dividends receivable — unaffiliated issuers	—	4,568,760	713,349
Dividends receivable — affiliated issuers	32,009	62,448	18,512
Interest receivable - unaffiliated issuers	4,854,568	20	—
Securities lending income receivable — unaffiliated issuers	—	26,973	15,275
Securities lending income receivable — affiliated issuers	—	43,897	20,537
Receivable from Adviser	5,007	—	6,358
Receivable for foreign taxes recoverable	145	1,945,864	—
Prepaid expenses and other assets	—	—	1
TOTAL ASSETS	862,614,268	2,006,534,259	657,141,880
LIABILITIES
Due to custodian	—	39	579
Payable upon return of securities loaned	—	23,248,817	12,077,967
Payable for investments purchased	28,376,130	—	4,568,590
Payable for fund shares repurchased	230,000	—	31,903,000
Payable to broker – variation margin on open futures contracts	—	3,040,914	210,570
Deferred foreign taxes payable	—	375,543	—
Custodian, sub-administration and transfer agent fees payable	16,438	95,425	5,902
Registration and filing fees payable	28,210	49,327	19,981
Professional fees payable	69,951	68,456	63,301
Printing and postage fees payable	3,191	430	3,527
Accrued expenses and other liabilities	2,769	335,983	1,569
TOTAL LIABILITIES	28,726,689	27,214,934	48,854,986
NET ASSETS	$833,887,579	$1,979,319,325	$608,286,894
NET ASSETS CONSIST OF:
Paid-in Capital	$859,235,020	$1,828,146,320	$524,482,823
Undistributed (distribution in excess of) net investment income (loss)	1,407,942	30,667,733	4,492,263
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(3,065,913)	(8,719,096)	14,697,482
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	(23,689,470)	132,460,436	64,825,074
Foreign currency translations	—	(191,957)	—
Futures contracts	—	(3,044,111)	(210,748)
NET ASSETS	$833,887,579	$1,979,319,325	$608,286,894
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.72	$ 10.42	$ 12.84
Shares of beneficial interest	85,824,566	189,898,683	47,362,239
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$836,380,226	$1,724,216,201	$564,081,990
Investments in affiliated issuers	29,124,312	71,045,253	24,302,709
Total cost of investments	$865,504,538	$1,795,261,454	$588,384,699
Foreign currency, at cost	$ —	$ 13,623,196	$ —
* Includes investments in securities on loan, at value	$ —	$ 49,416,959	$ 57,377,038
** Includes deferred foreign taxes	$ —	$ 375,543	$ —
See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 10,088,529	$ 263	$ 1,387
Dividend income — unaffiliated issuers	—	37,595,316	4,216,442
Dividend income — affiliated issuers	309,391	416,299	84,123
Unaffiliated securities lending income	—	88,047	91,832
Affiliated securities lending income	—	289,263	140,537
Foreign taxes withheld	(388)	(3,790,712)	(1,427)
TOTAL INVESTMENT INCOME (LOSS)	10,397,532	34,598,476	4,532,894
EXPENSES
Custodian, sub-administration and transfer agent fees	45,736	347,392	34,262
Trustees’ fees and expenses	19,497	35,582	16,434
Registration fees	11,570	23,274	8,516
Professional fees and expenses	74,513	74,410	72,636
Printing and postage fees	4,203	14,787	3,601
Insurance expense	103	270	69
Miscellaneous expenses	5,596	31,778	4,013
TOTAL EXPENSES	161,218	527,493	139,531
Expenses waived/reimbursed by the Adviser	(35,060)	—	(50,766)
NET EXPENSES	126,158	527,493	88,765
NET INVESTMENT INCOME (LOSS)	10,271,374	34,070,983	4,444,129
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,917,400)	(2,109,514)	13,730,984
Foreign currency transactions	—	(145,964)	—
Futures contracts	—	(1,601,007)	728,316
Net realized gain (loss)	(1,917,400)	(3,856,485)	14,459,300
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(21,499,277)	(100,053,634)	15,960,508
Foreign currency translations	—	(336,603)	—
Futures contracts	—	(4,109,985)	(261,270)
Net change in unrealized appreciation/depreciation	(21,499,277)	(104,500,222)	15,699,238
NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,416,677)	(108,356,707)	30,158,538
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(13,145,303)	$ (74,285,724)	$34,602,667
* Includes foreign capital gain taxes	$ —	$ (1)	$ —
** Includes foreign deferred taxes	$ —	$ 159,129	$ —
See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,271,374	$ 10,784,139	$ 34,070,983	$ 30,038,817	$ 4,444,129	$ 4,653,380
Net realized gain (loss)	(1,917,400)	1,917	(3,856,485)	6,786,312	14,459,300	10,200,046
Net change in unrealized appreciation/depreciation	(21,499,277)	3,585,517	(104,500,222)	234,452,133	15,699,238	37,974,559
Net increase (decrease) in net assets resulting from operations	(13,145,303)	14,371,573	(74,285,724)	271,277,262	34,602,667	52,827,985
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,955,926)	(11,429,095)	—	(33,180,975)	—	(4,609,816)
Net realized gains	—	—	—	(6,154,854)	—	(10,070,162)
Total distributions to shareholders	(8,955,926)	(11,429,095)	—	(39,335,829)	—	(14,679,978)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	203,580,890	469,604,095	503,971,113	1,063,226,907	173,960,214	298,451,424
Reinvestment of distributions	8,955,926	11,429,095	—	39,335,829	—	14,679,978
Cost of shares redeemed	(44,088,554)	(46,340,630)	(105,626,891)	(231,943,186)	(65,146,578)	(28,678,286)
Other capital	—	—	—	—	847	—
Net increase (decrease) in net assets from capital transactions	168,448,262	434,692,560	398,344,222	870,619,550	108,814,483	284,453,116
Net increase (decrease) in net assets during the period	146,347,033	437,635,038	324,058,498	1,102,560,983	143,417,150	322,601,123
Net assets at beginning of period	687,540,546	249,905,508	1,655,260,827	552,699,844	464,869,744	142,268,621
NET ASSETS AT END OF PERIOD	$833,887,579	$687,540,546	$1,979,319,325	$1,655,260,827	$608,286,894	$464,869,744
Undistributed (distribution in excess of) net investment income (loss)	$ 1,407,942	$ 92,494	$ 30,667,733	$ (3,403,250)	$ 4,492,263	$ 48,134
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,614,653	47,044,095	46,380,182	108,794,238	14,149,333	26,285,610
Reinvestment of distributions	918,944	1,142,265	—	3,735,596	—	1,222,313
Shares redeemed	(4,476,932)	(4,626,971)	(9,632,751)	(22,658,320)	(5,191,971)	(2,462,688)
Net increase (decrease)	17,056,665	43,559,389	36,747,431	89,871,514	8,957,362	25,045,235
See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/19/14* - 12/31/14
Net asset value, beginning of period	$ 10.00	$ 9.91	$ 9.89	$ 10.14	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.23	0.23	0.20	0.04
Net realized and unrealized gain (loss)	(0.30)	0.10	0.01	(0.13)	0.16
Total from investment operations	(0.17)	0.33	0.24	0.07	0.20
Voluntary contribution from Adviser	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	(0.11)	(0.24)	(0.21)	(0.19)	(0.04)
Net realized gains	—	—	(0.01)	(0.11)	(0.02)
Return of Capital	—	—	—	(0.02)	—
Total distributions	—	(0.24)	(0.22)	(0.32)	(0.06)
Net asset value, end of period	$ 9.72	$ 10.00	$ 9.91	$ 9.89	$ 10.14
Total return (c)	(1.71)%	3.38%	2.39%	0.65%(d)	2.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$833,888	$687,541	$249,906	$83,842	$80,044
Ratios to average net assets:
Total expenses	0.04%(f)	0.06%	0.14%	0.17%	0.25%(f)
Net expenses	0.03%(f)	0.03%	0.01%	0.03%	0.04%(f)
Net investment income (loss)	2.61%(f)	2.31%	2.24%	2.00%	1.52%(f)
Portfolio turnover rate	65%(g)	99%	194%	62%(h)	16%(g)(h)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/17/14* - 12/31/14
Net asset value, beginning of period	$ 10.81	$ 8.73	$ 8.45	$ 9.17	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.26	0.22	0.25	0.05
Net realized and unrealized gain (loss)	(0.58)	2.12	0.20	(0.79)	(0.82)
Total from investment operations	(0.39)	2.38	0.42	(0.54)	(0.77)
Voluntary contribution from Adviser	—	—	—	0.00(b)	0.00(b)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.14)	(0.18)	(0.06)
Net realized gains	—	(0.05)	—	—	—
Total distributions	—	(0.30)	(0.14)	(0.18)	(0.06)
Net asset value, end of period	$ 10.42	$ 10.81	$ 8.73	$ 8.45	$ 9.17
Total return (c)	(3.61)%	27.20%	5.06%	(5.84)%(d)	(7.72)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,979,319	$1,655,261	$552,700	$117,461	$49,460
Ratios to average net assets:
Total expenses	0.05%(f)	0.06%	0.23%	0.48%	0.73%(f)
Net expenses	0.05%(f)	0.06%	0.08%	0.08%	0.31%(f)
Net investment income (loss)	3.53%(f)	2.59%	2.51%	2.73%	1.77%(f)
Portfolio turnover rate	3%(g)	2%	8%	3%	0%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(e)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 8/12/15* - 12/31/15
Net asset value, beginning of period	$ 12.10	$ 10.65	$ 9.30	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.17	0.15	0.06
Net realized and unrealized gain (loss)	0.65	1.76	1.38	(0.69)
Total from investment operations	0.74	1.93	1.53	(0.63)
Other capital	0.00(b)	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.15)	(0.09)	(0.06)
Net realized gains	—	(0.33)	(0.09)	(0.01)
Total distributions	—	(0.48)	(0.18)	(0.07)
Net asset value, end of period	$ 12.84	$ 12.10	$ 10.65	$ 9.30
Total return (c)	6.12%	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$608,287	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.05%(d)	0.07%	0.22%	0.41%(d)
Net expenses	0.03%(d)	0.03%	0.03%	0.03%(d)
Net investment income (loss)	1.50%(d)	1.46%	1.55%	1.61%(d)
Portfolio turnover rate	11%(e)	21%	21%	8%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are attached to this report and should be used in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2018
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	13.58%
State Street Global Equity ex-U.S. Index Fund	State Street Global Equity ex-U.S. Index Portfolio	23.44%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	5.35%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
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NOTES TO FINANCIAL STATEMENTS
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The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in each Portfolio’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolios had no material transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
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Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
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NOTES TO FINANCIAL STATEMENTS
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Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2018, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(3,040,914)	$—	$(3,040,914)

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(210,570)	$—	$(210,570)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(1,601,007)	$—	$(1,601,007)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$728,316	$—	$728,316

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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(4,109,985)	$—	$(4,109,985)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(261,270)	$—	$(261,270)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2019 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.04% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2019 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2020 to waive its management fee and/or to reimburse the State Street Global Equity ex U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.015% (prior to June 7, 2018, the Total Operating Expense was 0.10%) of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2020 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency expenses) exceed 0.04%, 0.08% and 0.03% respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios’ Board.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

With respect to the State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended June 30, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

Due to Custodian
In certain circumstances, the Portfolios or Funds may have a cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. The State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio had a cash overdraft related to investment related expenses.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$623,482,094	$488,317,325	$ 70,493,247	$15,084,799
State Street Global Equity ex-U.S. Index Portfolio	—	—	328,726,790	52,077,664
State Street Small/Mid Cap Equity Index Portfolio	—	—	200,014,116	63,941,275
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31 2017, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 117,096,757	$ —	$ 3,823,536	$ (3,823,536)
State Street Global Equity ex-U.S. Index Fund	441,197,565	22,683,699	—	22,683,699
State Street Small/Mid Cap Equity Index Fund	29,122,983	3,383,221	—	3,383,221
State Street Aggregate Bond Index Portfolio	865,621,586	438,678	24,245,196	(23,806,518)
State Street Global Equity ex-U.S. Index Portfolio	1,803,863,645	211,206,001	90,031,486	121,174,515
State Street Small/Mid Cap Equity Index Portfolio	589,903,237	88,953,222	25,858,433	63,094,789
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Global Equity ex-U.S. Index Portfolio	$ 49,416,959	$ 23,248,817	$ 28,248,548	$ 51,497,365
State Street Small/Mid Cap Equity Index Portfolio	57,377,038	12,077,967	46,709,147	58,787,114

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Global Equity ex-U.S. Index Portfolio	Common Stocks	$23,248,817	$—	$—	$—	$23,248,817	$23,248,817
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	12,077,967	—	—	—	12,077,967	12,077,967
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of June 30, 2018.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
12.    Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.36%	$ 981.20	$ 1.77(a)	$1,023.00	$ 1.81(a)
Class I	0.06	982.30	0.29(a)	1,024.50	0.30(a)
Class K	0.06	983.30	0.30(a)	1,024.50	0.30(a)
State Street Global Equity ex-U.S. Index Fund
Class A	0.65	960.60	3.16(a)	1,021.60	3.26(a)
Class I	0.40	961.60	1.95(a)	1,022.80	2.01(a)
Class K	0.09	963.50	0.44(a)	1,024.30	0.45(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.32	1,059.40	1.63(a)	1,023.20	1.61(a)
Class I	0.09	1,061.10	0.46(a)	1,024.30	0.45(a)
Class K	0.05	1,061.10	0.26(a)	1,024.50	0.25(a)
State Street Aggregate Bond Index Portfolio	0.03	982.90	0.15(b)	1,024.60	0.15(b)
State Street Global Equity ex-U.S. Index Portfolio	0.05	963.90	0.24(b)	1,024.50	0.25(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,061.20	0.15(b)	1,024.60	0.15(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Funds and Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' and Portfolios' Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Global Equity ex-U.S. Index Fund, State Street Aggregate Bond Index Fund and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Global Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Funds, Portfolios and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
•	Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2017, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past one or two calendar years, as applicable; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios, and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ Administrator;
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OTHER INFORMATION
June 30, 2018 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and the Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds and Portfolios, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds and Portfolios; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios, and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
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OTHER INFORMATION
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and the Portfolios, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-year period and underperformed its Lipper Index for the 3-year period. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and its limited performance history. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total
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OTHER INFORMATION
June 30, 2018 (Unaudited)

return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds and the corresponding Portfolios.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser.
State Street Global Equity ex-U.S. Index Fund and State Street Global Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ or Portfolios’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
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OTHER INFORMATION
June 30, 2018 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Iron Street
Boston, MA 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITCORESAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	94.2%
Warrants	0.3
Short-Term Investments	5.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Information Technology	26.1%%
Financials	21.6%
Consumer Discretionary	9.4%
Materials	7.4%
Energy	7.1%
TOTAL	71.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.2%
BRAZIL — 5.6%
Ambev SA	521,085	2,435,179
Atacadao Distribuicao Comercio e Industria Ltda	45,000	177,081
B3 SA - Brasil Bolsa Balcao	224,292	1,192,174
Banco Bradesco SA Preference Shares	371,247	2,595,660
Banco Bradesco SA	112,324	711,769
Banco do Brasil SA	95,798	713,368
Banco Santander Brasil SA	45,800	348,791
BB Seguridade Participacoes SA	78,137	496,759
BR Malls Participacoes SA	93,003	234,478
Braskem SA Class A, Preference Shares	19,200	253,312
BRF SA (a)	55,623	260,231
CCR SA	137,569	361,854
Centrais Eletricas Brasileiras SA (a)	24,000	76,041
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	25,600	90,160
Cia Brasileira de Distribuicao Preference Shares	17,700	358,334
Cia de Saneamento Basico do Estado de Sao Paulo	39,000	236,084
Cia Energetica de Minas Gerais Preference Shares	99,526	188,839
Cia Siderurgica Nacional SA (a)	68,800	140,554
Cielo SA	136,656	586,775
Cosan SA Industria e Comercio	17,700	161,846
EDP - Energias do Brasil SA	33,550	120,949
Embraer SA	73,317	462,305
Engie Brasil Energia SA	17,870	158,988
Equatorial Energia SA	17,800	262,693
Fibria Celulose SA	27,435	517,481
Gerdau SA Preference Shares	113,900	411,797
Hypera SA	38,400	275,569
IRB Brasil Resseguros S/A	11,300	142,006
Itau Unibanco Holding SA Preference Shares	356,641	3,739,382
Itausa - Investimentos Itau SA Preference Shares	486,862	1,161,667
Itausa - Investimentos Itau SA	253	651
JBS SA	104,000	251,391
Klabin SA	74,507	379,565
Kroton Educacional SA	153,221	371,165
Localiza Rent a Car SA	56,085	345,921
Lojas Americanas SA Preference Shares	84,073	364,271
Lojas Renner SA	79,692	608,347
M Dias Branco SA	11,300	109,846
Magazine Luiza SA	8,000	266,133
Multiplan Empreendimentos Imobiliarios SA	9,418	139,530
Natura Cosmeticos SA	22,400	176,235
Odontoprev SA	29,500	100,214
Petrobras Distribuidora SA	36,400	173,040
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	433,798	1,938,189
Petroleo Brasileiro SA	329,614	1,663,748
Porto Seguro SA	9,900	104,676
Raia Drogasil SA	25,700	443,541
Rumo SA (a)	119,322	437,293
Sul America SA	23,033	109,436
Suzano Papel e Celulose SA	49,500	578,576
Telefonica Brasil SA Preference Shares	49,255	585,570
TIM Participacoes SA	94,700	324,413
Ultrapar Participacoes SA	40,582	484,676
Vale SA	349,884	4,509,733
WEG SA	91,430	386,167
		33,724,453
CHILE — 1.1%
Aguas Andinas SA Class A	287,699	157,640
Banco de Chile	2,785,694	430,790
Banco de Credito e Inversiones SA	4,880	325,865
Banco Santander Chile	7,256,551	571,456
Cencosud SA	161,790	400,148
Cia Cervecerias Unidas SA	16,265	204,258
Colbun SA	865,407	179,437
Embotelladora Andina SA Class B, Preference Shares	28,953	112,664
Empresa Nacional de Telecomunicaciones SA	16,785	156,018
Empresas CMPC SA	139,818	516,217
Empresas COPEC SA	43,505	671,441
Enel Americas SA	3,157,924	556,309
Enel Chile SA	3,167,582	313,768
Itau CorpBanca	16,977,943	166,534
Latam Airlines Group SA	33,769	336,225
SACI Falabella	81,145	747,056
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,110	633,042
		6,478,868
CHINA — 29.5%
3SBio, Inc. (b)	142,300	323,217
51job, Inc. ADR (a)	2,600	253,864
58.com, Inc. ADR (a)	9,800	679,532
AAC Technologies Holdings, Inc.	80,500	1,133,810
Agile Group Holdings, Ltd.	174,000	296,304
Agricultural Bank of China, Ltd. Class H	3,205,500	1,499,491
Air China, Ltd. Class H	206,000	199,030
Alibaba Group Holding, Ltd. ADR (a)	126,282	23,429,099
Alibaba Health Information Technology, Ltd. (a)(c)	368,500	355,562
Aluminum Corp. of China, Ltd. Class H (a)	426,000	187,875
Angang Steel Co., Ltd. Class H (c)	110,000	99,268
Anhui Conch Cement Co., Ltd. Class H	131,500	754,259

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
ANTA Sports Products, Ltd.	114,000	603,751
Autohome, Inc. ADR	6,500	656,500
AviChina Industry & Technology Co., Ltd. Class H	245,000	145,836
BAIC Motor Corp., Ltd. Class H (b)	183,000	174,942
Baidu, Inc. ADR (a)	30,100	7,314,300
Bank of China, Ltd. Class H	8,690,000	4,308,752
Bank of Communications Co., Ltd. Class H	931,000	713,192
BBMG Corp. Class H	238,000	87,975
Beijing Capital International Airport Co., Ltd. Class H	184,000	193,957
Beijing Enterprises Holdings, Ltd.	54,500	265,364
Beijing Enterprises Water Group, Ltd. (a)	604,000	329,506
Brilliance China Automotive Holdings, Ltd.	332,000	599,216
BYD Co., Ltd. Class H (c)	71,500	433,350
BYD Electronic International Co., Ltd. (c)	76,500	104,724
CAR, Inc. (a)	74,000	73,949
CGN Power Co., Ltd. Class H (b)	1,153,700	298,518
China Agri-Industries Holdings, Ltd.	212,000	81,066
China Cinda Asset Management Co., Ltd. Class H	972,481	312,366
China CITIC Bank Corp., Ltd. Class H	949,000	593,923
China Coal Energy Co., Ltd. Class H	206,000	85,336
China Communications Construction Co., Ltd. Class H	495,000	478,252
China Communications Services Corp., Ltd. Class H	272,000	172,309
China Conch Venture Holdings, Ltd.	181,500	663,958
China Construction Bank Corp. Class H	10,507,500	9,710,007
China Eastern Airlines Corp., Ltd. Class H	142,000	96,109
China Everbright Bank Co., Ltd. Class H	301,000	129,294
China Everbright International, Ltd.	276,000	356,721
China Everbright, Ltd.	104,000	190,888
China Evergrande Group (a)(c)	281,000	716,339
China Galaxy Securities Co., Ltd. Class H	356,000	182,868
China Huarong Asset Management Co., Ltd. Class H (b)	1,117,500	323,337
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	406,100	—
China International Capital Corp., Ltd. Class H (b)(c)	108,000	192,448
China International Marine Containers Group Co., Ltd. Class H	42,600	55,819
Security Description	Shares	Value
China Jinmao Holdings Group, Ltd.	568,000	285,251
China Life Insurance Co., Ltd. Class H	816,000	2,106,189
China Literature, Ltd. (a)(b)(c)	18,800	176,607
China Longyuan Power Group Corp., Ltd. Class H	343,000	276,308
China Medical System Holdings, Ltd.	152,000	303,789
China Mengniu Dairy Co., Ltd. (a)	303,000	1,027,322
China Merchants Bank Co., Ltd. Class H	428,500	1,581,181
China Merchants Port Holdings Co., Ltd.	148,360	301,431
China Minsheng Banking Corp., Ltd. Class H (c)	661,200	472,800
China Mobile, Ltd.	671,500	5,965,693
China Molybdenum Co., Ltd. Class H (c)	417,000	201,977
China National Building Material Co., Ltd. Class H	410,000	406,057
China Oilfield Services, Ltd. Class H	206,000	194,566
China Overseas Land & Investment, Ltd.	422,000	1,390,449
China Pacific Insurance Group Co., Ltd. Class H	290,000	1,121,860
China Petroleum & Chemical Corp. Class H	2,794,000	2,496,471
China Power International Development, Ltd.	452,000	104,280
China Railway Construction Corp., Ltd. Class H	220,000	222,932
China Railway Group, Ltd. Class H	399,000	301,076
China Railway Signal & Communication Corp., Ltd. Class H (b)	151,000	107,205
China Reinsurance Group Corp. Class H	582,000	127,595
China Resources Beer Holdings Co., Ltd.	155,333	754,346
China Resources Gas Group, Ltd.	94,000	407,370
China Resources Land, Ltd.	306,000	1,031,643
China Resources Pharmaceutical Group, Ltd. (b)	164,500	227,708
China Resources Power Holdings Co., Ltd.	212,000	373,444
China Shenhua Energy Co., Ltd. Class H	374,500	888,820
China Southern Airlines Co., Ltd. Class H	206,000	162,007
China State Construction International Holdings, Ltd.	224,000	229,840
China Taiping Insurance Holdings Co., Ltd.	177,800	556,372
China Telecom Corp., Ltd. Class H	1,526,000	713,843

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Travel International Investment Hong Kong, Ltd.	220,000	85,808
China Unicom Hong Kong, Ltd.	652,000	814,434
China Vanke Co., Ltd. Class H	131,600	460,448
China Zhongwang Holdings, Ltd.	164,800	87,174
Chong Sing Holdings FinTech Group (a)(c)	1,768,000	207,325
Chongqing Changan Automobile Co., Ltd. Class B	71,700	72,473
Chongqing Rural Commercial Bank Co., Ltd. Class H	277,000	164,884
CIFI Holdings Group Co., Ltd.	372,000	236,606
CITIC Securities Co., Ltd. Class H	250,500	500,652
CITIC, Ltd.	620,000	874,035
CNOOC, Ltd.	1,955,000	3,374,019
COSCO SHIPPING Development Co., Ltd. Class H (a)	372,000	62,115
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	120,000	57,817
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	266,250	122,173
COSCO SHIPPING Ports, Ltd.	184,719	153,983
Country Garden Holdings Co., Ltd.	835,500	1,469,629
CRRC Corp., Ltd. Class H	458,000	355,521
CSPC Pharmaceutical Group, Ltd.	514,000	1,552,722
Ctrip.com International, Ltd. ADR (a)	42,767	2,036,992
Dali Foods Group Co., Ltd. (b)	212,300	163,715
Datang International Power Generation Co., Ltd. Class H (a)	310,000	94,832
Dongfeng Motor Group Co., Ltd. Class H	294,000	311,034
ENN Energy Holdings, Ltd.	81,000	796,532
Fang Holdings, Ltd. ADR (a)(c)	21,300	82,644
Far East Horizon, Ltd.	223,000	216,308
Fosun International, Ltd.	283,000	532,421
Future Land Development Holdings, Ltd. (a)	184,000	166,517
Fuyao Glass Industry Group Co., Ltd. Class H (b)	57,256	193,397
GDS Holdings, Ltd. ADR (a)(c)	6,100	244,549
Geely Automobile Holdings, Ltd.	542,000	1,405,872
Genscript Biotech Corp.	80,000	221,275
GF Securities Co., Ltd. Class H	148,000	215,809
GOME Retail Holdings, Ltd. (a)(c)	1,146,000	116,858
Great Wall Motor Co., Ltd. Class H (c)	344,500	263,465
Greentown China Holdings, Ltd. (c)	89,000	119,341
Guangdong Investment, Ltd.	326,000	517,747
Guangzhou Automobile Group Co., Ltd. Class H	324,800	317,536
Guangzhou R&F Properties Co., Ltd. Class H	107,200	216,437
Security Description	Shares	Value
Guotai Junan Securities Co., Ltd. Class H (b)	61,600	130,966
Haitian International Holdings, Ltd.	72,000	169,963
Haitong Securities Co., Ltd. Class H	356,400	360,241
Hengan International Group Co., Ltd.	79,500	765,061
HengTen Networks Group, Ltd. (a)	2,256,000	80,515
Huadian Power International Corp., Ltd. Class H	160,000	63,221
Huaneng Power International, Inc. Class H	460,000	304,890
Huaneng Renewables Corp., Ltd. Class H	532,000	176,984
Huatai Securities Co., Ltd. Class H (b)	179,900	286,172
Huazhu Group, Ltd. ADR	14,000	587,860
Industrial & Commercial Bank of China, Ltd. Class H	7,591,000	5,679,619
Inner Mongolia Yitai Coal Co., Ltd. Class B	109,400	149,222
JD.com, Inc. ADR (a)(c)	78,667	3,064,080
Jiangsu Expressway Co., Ltd. Class H	134,000	159,698
Jiangxi Copper Co., Ltd. Class H	141,000	179,722
Kaisa Group Holdings, Ltd.	217,000	92,659
Kingdee International Software Group Co., Ltd.	208,000	212,893
Kingsoft Corp., Ltd.	87,000	263,924
Kunlun Energy Co., Ltd.	350,000	306,483
KWG Property Holding, Ltd.	131,250	164,952
Legend Holdings Corp. Class H (b)	33,800	102,967
Lenovo Group, Ltd. (c)	794,000	430,122
Logan Property Holdings Co., Ltd.	144,000	194,926
Longfor Properties Co., Ltd.	162,500	438,072
Luye Pharma Group, Ltd. (c)	118,000	121,077
Meitu, Inc. (a)(b)	178,000	155,415
Metallurgical Corp. of China, Ltd. Class H	288,000	85,165
MMG, Ltd. (a)	250,000	174,942
Momo, Inc. ADR (a)	12,700	552,450
NetEase, Inc. ADR	8,673	2,191,407
New China Life Insurance Co., Ltd. Class H	90,000	374,548
New Oriental Education & Technology Group, Inc. ADR	15,500	1,467,230
Nexteer Automotive Group, Ltd.	99,000	146,378
Noah Holdings, Ltd. ADR (a)(c)	3,000	156,450
People's Insurance Co. Group of China, Ltd. Class H	828,000	389,438
PetroChina Co., Ltd. Class H	2,316,000	1,762,362
PICC Property & Casualty Co., Ltd. Class H	735,000	793,511
Ping An Insurance Group Co. of China, Ltd. Class H	570,000	5,245,588

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co., Ltd. Class H (b)	290,000	188,887
Semiconductor Manufacturing International Corp. (a)(c)	321,300	417,727
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	196,000	138,654
Shanghai Electric Group Co., Ltd. Class H (a)	318,000	107,007
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	54,000	296,312
Shanghai Industrial Holdings, Ltd.	51,000	118,831
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	105,660	150,882
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	95,300	262,986
Shenzhen Investment, Ltd.	332,000	121,028
Shenzhou International Group Holdings, Ltd.	83,000	1,024,613
Shui On Land, Ltd.	368,300	93,419
Sihuan Pharmaceutical Holdings Group, Ltd.	423,000	94,354
SINA Corp. (a)	6,800	575,892
Sino-Ocean Group Holding, Ltd.	336,500	195,583
Sinopec Engineering Group Co., Ltd. Class H	135,000	141,101
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	231,523
Sinopharm Group Co., Ltd. Class H	133,200	535,656
Sinotrans, Ltd. Class H	208,500	110,024
Sinotruk Hong Kong, Ltd.	70,000	115,277
SOHO China, Ltd.	241,000	114,580
Sunac China Holdings, Ltd.	266,700	933,141
Sunny Optical Technology Group Co., Ltd.	78,300	1,457,125
TAL Education Group ADR (a)	36,300	1,335,840
Tencent Holdings, Ltd.	622,400	31,241,181
Tingyi Cayman Islands Holding Corp.	220,000	510,360
Tong Ren Tang Technologies Co., Ltd. Class H	56,500	89,732
Towngas China Co., Ltd. (a)	98,000	95,059
TravelSky Technology, Ltd. Class H	101,000	294,164
Tsingtao Brewery Co., Ltd. Class H	40,000	219,745
Uni-President China Holdings, Ltd.	133,000	170,881
Vipshop Holdings, Ltd. ADR (a)	45,288	491,375
Want Want China Holdings, Ltd.	528,000	469,755
Weibo Corp. ADR (a)(c)	5,160	458,002
Weichai Power Co., Ltd. Class H	211,000	290,999
Wuxi Biologics Cayman, Inc. (a)(b)	52,000	578,960
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	62,800	76,444
Xinyi Solar Holdings, Ltd. (c)	306,000	93,998
Security Description	Shares	Value
Yanzhou Coal Mining Co., Ltd. Class H	210,000	274,631
Yum China Holdings, Inc.	39,900	1,534,554
Yuzhou Properties Co., Ltd.	170,500	100,186
YY, Inc. ADR (a)	4,900	492,303
Zhaojin Mining Industry Co., Ltd. Class H (c)	105,000	80,167
Zhejiang Expressway Co., Ltd. Class H	162,000	144,542
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	16,700	105,473
Zhongsheng Group Holdings, Ltd.	59,000	177,103
Zhuzhou CRRC Times Electric Co., Ltd. Class H	59,600	283,359
Zijin Mining Group Co., Ltd. Class H	630,000	240,904
ZTE Corp. Class H (a)	80,000	121,548
		178,634,754
COLOMBIA — 0.4%
Bancolombia SA	24,745	297,581
Bancolombia SA Preference Shares	49,759	605,175
Cementos Argos SA	50,813	169,550
Ecopetrol SA	549,272	565,732
Grupo Argos SA	31,797	215,012
Grupo Aval Acciones y Valores SA Preference Shares	391,589	163,996
Grupo de Inversiones Suramericana SA Preference Shares	11,829	143,946
Grupo de Inversiones Suramericana SA	25,441	325,702
Interconexion Electrica SA ESP	48,254	238,231
		2,724,925
CZECH REPUBLIC — 0.2%
CEZ A/S (c)	18,250	431,644
Komercni banka A/S	8,245	346,167
Moneta Money Bank A/S (b)	53,364	182,736
O2 Czech Republic A/S	6,222	71,347
		1,031,894
EGYPT — 0.1%
Commercial International Bank Egypt SAE	115,133	544,452
Eastern Tobacco	13,185	131,231
ElSewedy Electric Co.	7,710	85,771
		761,454
GREECE — 0.3%
Alpha Bank AE (a)	158,159	353,621
Eurobank Ergasias SA (a)	201,024	210,062
FF Group (a)(e)	3,869	21,683
Hellenic Telecommunications Organization SA	27,431	339,487
JUMBO SA	11,587	191,021
National Bank of Greece SA (a)	613,720	188,452
OPAP SA	25,623	289,588
Piraeus Bank SA (a)	30,958	105,544

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Titan Cement Co. SA	5,183	131,316
		1,830,774
HONG KONG — 1.0%
Alibaba Pictures Group, Ltd. (a)	1,415,900	155,208
China First Capital Group, Ltd. (a)	334,000	212,862
China Gas Holdings, Ltd.	191,200	768,899
China Resources Cement Holdings, Ltd.	205,000	207,732
China Traditional Chinese Medicine Holdings Co., Ltd.	236,000	204,251
Fullshare Holdings, Ltd. (a)(c)	753,600	372,696
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,456,000	137,333
Haier Electronics Group Co., Ltd.	139,000	475,709
Jiayuan International Group, Ltd. (c)	101,000	175,082
Kingboard Chemical Holdings, Ltd.	71,000	259,730
Kingboard Laminates Holdings, Ltd.	111,300	137,468
Lee & Man Paper Manufacturing, Ltd.	179,000	181,157
Nine Dragons Paper Holdings, Ltd.	177,000	225,608
Shenzhen International Holdings, Ltd.	95,050	196,753
Shimao Property Holdings, Ltd.	131,000	343,970
Sino Biopharmaceutical, Ltd.	713,000	1,094,204
Skyworth Digital Holdings, Ltd.	184,000	82,086
SSY Group, Ltd.	156,000	173,191
Sun Art Retail Group, Ltd.	259,500	339,365
Yuexiu Property Co., Ltd.	705,000	134,791
		5,878,095
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	40,705	393,052
OTP Bank Nyrt	23,858	864,121
Richter Gedeon Nyrt	15,673	286,335
		1,543,508
INDIA — 8.1%
Adani Ports & Special Economic Zone, Ltd.	54,426	295,544
Ambuja Cements, Ltd.	64,796	196,710
Ashok Leyland, Ltd.	132,256	243,221
Asian Paints, Ltd.	32,022	590,758
Aurobindo Pharma, Ltd.	30,208	266,852
Avenue Supermarts, Ltd. (a)(b)	13,084	283,966
Axis Bank, Ltd.	197,130	1,462,039
Bajaj Auto, Ltd.	9,521	390,331
Bajaj Finance, Ltd.	19,185	643,747
Bajaj Finserv, Ltd.	4,138	352,106
Bharat Forge, Ltd.	23,132	207,298
Bharat Heavy Electricals, Ltd.	91,879	96,351
Bharat Petroleum Corp., Ltd.	84,523	462,616
Bharti Airtel, Ltd.	148,872	828,720
Bharti Infratel, Ltd.	34,417	150,950
Bosch, Ltd.	792	202,710
Britannia Industries, Ltd.	3,249	295,902
Security Description	Shares	Value
Cadila Healthcare, Ltd. (a)	21,302	117,493
Cipla, Ltd.	38,783	349,820
Coal India, Ltd.	76,930	296,537
Container Corp. Of India, Ltd.	17,184	162,899
Dabur India, Ltd.	59,004	335,431
Dr Reddy's Laboratories, Ltd. ADR	1,119	36,032
Dr Reddy's Laboratories, Ltd.	11,487	374,377
Eicher Motors, Ltd.	1,467	615,053
GAIL India, Ltd.	72,564	360,358
GAIL India, Ltd. GDR	2,556	74,891
Glenmark Pharmaceuticals, Ltd.	16,028	136,851
Godrej Consumer Products, Ltd.	26,349	469,563
Grasim Industries, Ltd.	36,157	530,890
Havells India, Ltd.	27,370	217,055
HCL Technologies, Ltd.	59,254	801,613
Hero MotoCorp, Ltd.	5,418	274,217
Hindalco Industries, Ltd.	132,007	443,523
Hindustan Petroleum Corp., Ltd.	67,205	253,852
Hindustan Unilever, Ltd.	71,253	1,701,586
Housing Development Finance Corp., Ltd.	172,866	4,814,210
ICICI Bank, Ltd. ADR	2,650	21,279
ICICI Bank, Ltd.	256,191	1,027,157
Idea Cellular, Ltd. (a)	221,163	190,288
Indiabulls Housing Finance, Ltd.	29,364	488,150
Indian Oil Corp., Ltd.	153,549	349,612
Infosys, Ltd. ADR	759	14,747
Infosys, Ltd.	190,458	3,643,345
InterGlobe Aviation, Ltd. (b)	9,542	151,803
ITC, Ltd.	375,056	1,450,629
JSW Steel, Ltd.	95,802	456,813
Larsen & Toubro, Ltd. GDR	4,523	82,952
Larsen & Toubro, Ltd.	47,945	892,212
LIC Housing Finance, Ltd.	32,033	218,899
Lupin, Ltd.	24,007	317,454
Mahindra & Mahindra Financial Services, Ltd.	32,984	227,227
Mahindra & Mahindra, Ltd. GDR	8,990	117,319
Mahindra & Mahindra, Ltd.	73,089	956,456
Marico, Ltd.	48,755	235,574
Maruti Suzuki India, Ltd.	11,608	1,493,512
Motherson Sumi Systems, Ltd.	69,553	287,795
Nestle India, Ltd.	2,636	377,616
NTPC, Ltd.	209,740	487,807
Oil & Natural Gas Corp., Ltd.	157,809	363,918
Petronet LNG, Ltd.	65,494	210,300
Pidilite Industries, Ltd.	12,694	197,214
Piramal Enterprises, Ltd.	8,793	324,705
Power Grid Corp. of India, Ltd.	166,357	455,257
Reliance Industries, Ltd. GDR (b)	2,127	59,769
Reliance Industries, Ltd.	307,489	4,367,632
Rural Electrification Corp., Ltd.	75,115	115,663
Shree Cement, Ltd.	903	203,500
Shriram Transport Finance Co., Ltd.	16,746	316,430
Siemens, Ltd.	8,143	116,360
State Bank of India (a)	164,738	623,222

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
State Bank of India GDR	2,503	93,862
Sun Pharmaceutical Industries, Ltd.	89,138	733,374
Tata Consultancy Services, Ltd.	100,634	2,709,840
Tata Motors, Ltd. ADR	541	10,577
Tata Motors, Ltd. (a)	166,252	652,487
Tata Power Co., Ltd.	123,190	132,423
Tata Steel, Ltd.	28,751	237,931
Tata Steel, Ltd. GDR	10,534	87,011
Tech Mahindra, Ltd.	51,570	491,689
Titan Co., Ltd.	34,639	443,206
UltraTech Cement, Ltd.	10,655	590,718
United Spirits, Ltd. (a)	33,235	322,115
UPL, Ltd.	39,212	353,918
Vakrangee, Ltd.	46,781	45,644
Vedanta, Ltd.	136,423	470,307
Vedanta, Ltd. ADR	366	4,978
Wipro, Ltd. ADR	18,541	88,811
Wipro, Ltd.	103,945	395,739
Yes Bank, Ltd.	187,634	928,927
Zee Entertainment Enterprises, Ltd.	50,757	403,004
		49,375,249
INDONESIA — 1.8%
Adaro Energy Tbk PT	1,562,200	195,139
AKR Corporindo Tbk PT	209,700	62,925
Astra International Tbk PT	2,228,300	1,026,293
Bank Central Asia Tbk PT	1,082,200	1,621,790
Bank Danamon Indonesia Tbk PT	293,300	130,481
Bank Mandiri Persero Tbk PT	2,056,100	982,853
Bank Negara Indonesia Persero Tbk PT	834,900	410,750
Bank Rakyat Indonesia Persero Tbk PT	6,100,400	1,209,012
Bank Tabungan Negara Persero Tbk PT	468,600	80,116
Bumi Serpong Damai Tbk PT	811,500	88,625
Charoen Pokphand Indonesia Tbk PT	830,600	213,301
Gudang Garam Tbk PT	55,200	259,051
Hanjaya Mandala Sampoerna Tbk PT	1,067,500	266,689
Indah Kiat Pulp & Paper Corp. Tbk PT	287,700	373,428
Indocement Tunggal Prakarsa Tbk PT	198,300	188,890
Indofood CBP Sukses Makmur Tbk PT	244,000	150,691
Indofood Sukses Makmur Tbk PT	471,100	218,619
Jasa Marga Persero Tbk PT	247,489	72,191
Kalbe Farma Tbk PT	2,267,100	193,012
Matahari Department Store Tbk PT	281,000	172,561
Pakuwon Jati Tbk PT	2,464,100	91,136
Perusahaan Gas Negara Persero Tbk	1,242,400	172,965
Semen Indonesia Persero Tbk PT	321,100	159,654
Surya Citra Media Tbk PT	683,500	98,256
Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	5,536,200	1,448,761
Tower Bersama Infrastructure Tbk PT	224,500	78,175
Unilever Indonesia Tbk PT	169,700	545,929
United Tractors Tbk PT	187,400	413,248
Waskita Karya Persero Tbk PT	568,400	76,355
		11,000,896
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA (a)	15,438	272,182
MALAYSIA — 2.2%
AirAsia Group Bhd	175,900	130,200
Alliance Bank Malaysia Bhd	115,600	115,614
AMMB Holdings Bhd	180,000	167,100
Astro Malaysia Holdings Bhd	175,300	69,000
Axiata Group Bhd	295,493	277,973
British American Tobacco Malaysia Bhd	16,200	139,482
CIMB Group Holdings Bhd	490,776	662,144
Dialog Group Bhd	385,700	295,040
DiGi.Com Bhd	354,100	363,786
Felda Global Ventures Holdings Bhd	158,000	59,062
Fraser & Neave Holdings Bhd	13,100	126,541
Gamuda Bhd	225,300	182,382
Genting Bhd	224,700	467,812
Genting Malaysia Bhd	327,400	395,522
Genting Plantations Bhd	23,600	55,210
HAP Seng Consolidated Bhd	69,300	168,125
Hartalega Holdings Bhd	149,700	221,984
Hong Leong Bank Bhd	71,200	320,792
Hong Leong Financial Group Bhd	23,900	106,498
IHH Healthcare Bhd	261,300	394,586
IJM Corp. Bhd	311,600	138,078
IOI Corp. Bhd	197,100	221,521
IOI Properties Group Bhd	196,525	77,841
Kuala Lumpur Kepong Bhd	44,800	267,946
Malayan Banking Bhd	405,316	903,043
Malaysia Airports Holdings Bhd	93,200	203,035
Maxis Bhd	247,100	333,993
MISC Bhd	115,900	169,855
My EG Services Bhd	206,200	49,259
Nestle Malaysia Bhd	6,400	233,692
Petronas Chemicals Group Bhd	264,200	550,049
Petronas Dagangan Bhd	20,400	125,243
Petronas Gas Bhd	77,900	333,623
PPB Group Bhd	53,600	261,133
Press Metal Aluminium Holdings Bhd	148,700	160,498
Public Bank Bhd	319,400	1,847,056
RHB Capital Bhd	95,610	129,232
Sime Darby Bhd	262,969	159,494
Sime Darby Plantation Bhd	262,969	346,980
Sime Darby Property Bhd	262,969	78,119
SP Setia Bhd Group	171,547	131,649
Telekom Malaysia Bhd	127,600	98,239
Tenaga Nasional Bhd	342,700	1,242,017

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd	73,100	219,689
UMW Holdings Bhd	50,300	74,339
Westports Holdings Bhd	109,900	92,229
YTL Corp. Bhd	327,496	91,613
		13,258,318
MEXICO — 2.8%
Alfa SAB de CV Class A	336,240	394,475
Alsea SAB de CV	52,300	182,052
America Movil SAB de CV Series L	3,718,721	3,136,812
Arca Continental SAB de CV	47,900	297,186
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	206,216	280,540
Cemex SAB de CV Series CPO (a)	1,586,217	1,054,748
Coca-Cola Femsa SAB de CV Series L	55,500	316,328
El Puerto de Liverpool SAB de CV Series C1 (c)	21,000	135,760
Fibra Uno Administracion SA de CV REIT	376,458	554,467
Fomento Economico Mexicano SAB de CV	215,180	1,910,765
Gruma SAB de CV Class B	23,495	289,938
Grupo Aeroportuario del Pacifico SAB de CV Class B	39,400	369,430
Grupo Aeroportuario del Sureste SAB de CV Class B	22,950	368,377
Grupo Bimbo SAB de CV Class A	182,915	360,232
Grupo Carso SAB de CV Series A1	49,200	168,182
Grupo Financiero Banorte SAB de CV Series O	276,403	1,642,183
Grupo Financiero Inbursa SAB de CV Series O	256,026	363,412
Grupo Mexico SAB de CV Class B	381,536	1,092,640
Grupo Televisa SAB Series CPO	269,329	1,032,194
Industrias Penoles SAB de CV	15,670	284,281
Infraestructura Energetica Nova SAB de CV	58,300	264,008
Kimberly-Clark de Mexico SAB de CV Class A (c)	165,689	282,980
Mexichem SAB de CV	119,310	348,295
Promotora y Operadora de Infraestructura SAB de CV	24,855	224,780
Wal-Mart de Mexico SAB de CV	580,094	1,547,055
		16,901,120
PAKISTAN — 0.1%
Habib Bank, Ltd.	66,000	90,449
Lucky Cement, Ltd.	12,800	53,532
MCB Bank, Ltd.	48,800	79,466
Oil & Gas Development Co., Ltd.	76,400	97,895
United Bank, Ltd.	55,100	76,664
		398,006
Security Description	Shares	Value
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	18,700	254,881
Credicorp, Ltd.	7,400	1,665,888
Southern Copper Corp.	9,367	439,031
		2,359,800
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	214,690	219,246
Aboitiz Power Corp.	164,600	107,179
Alliance Global Group, Inc. (a)	457,100	99,527
Ayala Corp.	27,815	479,502
Ayala Land, Inc.	809,800	575,096
Bank of the Philippine Islands	93,229	154,603
BDO Unibank, Inc.	216,289	508,629
DMCI Holdings, Inc.	443,930	87,343
Globe Telecom, Inc.	3,720	107,346
GT Capital Holdings, Inc.	9,675	164,974
International Container Terminal Services, Inc.	53,670	77,738
JG Summit Holdings, Inc.	315,710	295,789
Jollibee Foods Corp.	47,570	234,429
Manila Electric Co.	25,860	172,311
Megaworld Corp.	1,275,800	102,317
Metro Pacific Investments Corp.	1,540,300	132,766
Metropolitan Bank & Trust Co.	81,493	112,083
PLDT, Inc.	9,391	226,999
Robinsons Land Corp.	250,186	87,197
Security Bank Corp.	25,200	94,439
SM Investments Corp.	26,490	434,323
SM Prime Holdings, Inc.	1,075,400	724,423
Universal Robina Corp.	96,220	218,159
		5,416,418
POLAND — 1.0%
Alior Bank SA (a)	10,032	179,260
Bank Handlowy w Warszawie SA	3,954	74,772
Bank Millennium SA (a)	70,894	151,864
Bank Polska Kasa Opieki SA	18,906	570,621
Bank Zachodni WBK SA	3,827	341,000
CCC SA	3,225	178,308
CD Projekt SA	7,547	326,154
Cyfrowy Polsat SA	24,629	152,223
Dino Polska SA (a)(b)	5,424	150,669
Grupa Azoty SA	4,738	54,543
Grupa Lotos SA	10,561	160,561
Jastrzebska Spolka Weglowa SA (a)	5,878	120,419
KGHM Polska Miedz SA	15,420	362,441
LPP SA	143	324,084
mBank SA	1,659	177,157
Orange Polska SA (a)	76,094	94,306
PGE Polska Grupa Energetyczna SA (a)	96,267	240,156
PLAY Communications SA (b)	13,053	89,253
Polski Koncern Naftowy ORLEN SA	31,836	714,789
Polskie Gornictwo Naftowe i Gazownictwo SA	191,154	291,534

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA (a)	96,373	952,159
Powszechny Zaklad Ubezpieczen SA	64,228	668,708
		6,374,981
QATAR — 0.8%
Barwa Real Estate Co.	11,610	109,053
Commercial Bank PQSC	21,835	228,425
Doha Bank QPSC	17,640	129,599
Ezdan Holding Group QSC (a)	91,354	205,741
Industries Qatar QSC	19,257	565,916
Masraf Al Rayan QSC	40,583	389,334
Ooredoo QSC	8,725	174,236
Qatar Electricity & Water Co. QSC	5,197	268,300
Qatar Insurance Co. SAQ	16,792	163,723
Qatar Islamic Bank SAQ	12,230	389,640
Qatar National Bank QPSC	49,615	2,071,266
		4,695,233
ROMANIA — 0.1%
NEPI Rockcastle PLC	41,956	374,861
RUSSIA — 3.3%
Alrosa PJSC	281,268	447,902
Gazprom PJSC	1,166,958	2,616,896
Inter RAO UES PJSC	3,621,928	235,128
LUKOIL PJSC	46,559	3,219,274
Magnit PJSC GDR	2,000	36,000
Magnit PJSC	9,091	668,677
Magnitogorsk Iron & Steel Works PJSC	242,500	165,102
MMC Norilsk Nickel PJSC	6,959	1,260,339
Mobile TeleSystems PJSC ADR	47,570	420,043
Mobile TeleSystems PJSC	17,901	79,581
Moscow Exchange MICEX-RTS PJSC (a)	143,221	248,948
Novatek PJSC GDR	400	59,320
Novatek PJSC	101,850	1,380,687
Novolipetsk Steel PJSC	137,153	332,107
PhosAgro PJSC GDR	12,938	166,253
Polyus PJSC	2,986	196,821
Rosneft Oil Co. PJSC	128,161	808,486
RushHydro PJSC	12,188,000	131,496
Sberbank of Russia PJSC	1,180,834	4,094,901
Severstal PJSC	23,340	345,545
Surgutneftegas OJSC Preference Shares	763,900	382,117
Surgutneftegas OJSC	798,700	362,266
Tatneft PJSC	167,326	1,797,282
Transneft PJSC Preference Shares	52	138,578
VTB Bank PJSC	340,260,000	261,660
X5 Retail Group NV GDR	13,137	347,868
		20,203,277
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	21,400	132,975
SOUTH AFRICA — 5.9%
Anglo American Platinum, Ltd.	6,209	162,629
Security Description	Shares	Value
AngloGold Ashanti, Ltd.	45,197	369,721
Aspen Pharmacare Holdings, Ltd.	41,302	778,112
Barclays Africa Group, Ltd.	79,388	926,678
Bid Corp., Ltd.	35,679	716,665
Bidvest Group, Ltd.	37,347	536,816
Capitec Bank Holdings, Ltd.	4,401	278,710
Clicks Group, Ltd.	26,868	385,253
Coronation Fund Managers, Ltd.	23,914	101,736
Discovery, Ltd.	39,780	428,093
Exxaro Resources, Ltd.	28,445	260,869
FirstRand, Ltd.	369,329	1,721,582
Fortress REIT, Ltd. Class A,	117,705	132,250
Fortress REIT, Ltd. Class B (c)	88,328	96,988
Foschini Group, Ltd.	25,229	320,281
Gold Fields, Ltd.	91,993	330,218
Growthpoint Properties, Ltd. REIT	329,646	641,915
Hyprop Investments, Ltd.	26,846	200,450
Imperial Holdings, Ltd.	16,416	234,618
Investec, Ltd.	31,713	222,260
Kumba Iron Ore, Ltd. (c)	7,058	151,786
Liberty Holdings, Ltd.	13,571	115,172
Life Healthcare Group Holdings, Ltd. (c)	148,143	268,914
MMI Holdings, Ltd.	104,070	134,166
Mondi, Ltd.	13,315	360,983
Mr. Price Group, Ltd.	26,777	442,029
MTN Group, Ltd.	186,223	1,466,007
Naspers, Ltd. Class N	47,921	12,184,564
Nedbank Group, Ltd.	25,049	456,123
Netcare, Ltd. (c)	132,663	267,334
Pick n Pay Stores, Ltd.	40,987	223,621
Pioneer Foods Group, Ltd. (c)	14,297	116,733
PSG Group, Ltd.	16,406	258,785
Rand Merchant Investment Holdings, Ltd.	75,328	205,821
Redefine Properties, Ltd. REIT	595,143	455,489
Remgro, Ltd.	56,387	840,441
Resilient REIT, Ltd.	32,226	132,254
RMB Holdings, Ltd.	77,669	429,478
Sanlam, Ltd.	190,810	975,472
Sappi, Ltd.	55,885	373,076
Sasol, Ltd.	60,849	2,232,451
Shoprite Holdings, Ltd.	47,228	760,162
SPAR Group, Ltd.	21,046	284,713
Standard Bank Group, Ltd.	142,031	1,988,253
Telkom SA SOC, Ltd. (c)	29,624	105,993
Tiger Brands, Ltd. (c)	18,163	439,159
Truworths International, Ltd.	49,629	279,715
Vodacom Group, Ltd. (c)	64,105	574,297
Woolworths Holdings, Ltd.	111,309	450,312
		35,819,147
SOUTH KOREA — 13.7%
Amorepacific Corp.	3,541	1,024,650
Amorepacific Corp. Preference Shares	1,001	139,215
AMOREPACIFIC Group	3,282	363,685
BGF retail Co., Ltd.	940	164,468

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
BNK Financial Group, Inc.	28,050	235,323
Celltrion Healthcare Co., Ltd. (a)	3,798	377,926
Celltrion Pharm, Inc. (a)	1,570	127,769
Celltrion, Inc. (a)(c)	8,911	2,426,638
Cheil Worldwide, Inc.	7,200	133,405
CJ CheilJedang Corp.	915	289,401
CJ Corp.	1,570	200,036
CJ E&M Corp.	2,105	186,796
CJ Logistics Corp. (a)	835	125,868
Coway Co., Ltd.	5,141	399,471
Daelim Industrial Co., Ltd.	3,061	210,109
Daewoo Engineering & Construction Co., Ltd. (a)	19,772	104,138
DB Insurance Co., Ltd.	5,387	285,180
DGB Financial Group, Inc.	18,791	172,820
Dongsuh Cos., Inc.	3,931	92,235
Doosan Bobcat, Inc. (a)	3,911	112,294
Doosan Heavy Industries & Construction Co., Ltd. (a)	6,241	87,637
E-MART, Inc.	2,300	525,213
GS Engineering & Construction Corp.	5,455	225,150
GS Holdings Corp.	5,730	279,688
GS Retail Co., Ltd.	3,214	126,743
Hana Financial Group, Inc.	32,536	1,250,935
Hankook Tire Co., Ltd.	8,210	310,131
Hanmi Pharm Co., Ltd.	693	261,779
Hanmi Science Co., Ltd.	1,359	78,772
Hanon Systems	20,794	197,772
Hanssem Co., Ltd.	1,170	110,229
Hanwha Chemical Corp.	11,601	227,440
Hanwha Corp.	5,038	142,619
Hanwha Life Insurance Co., Ltd.	34,930	166,109
HDC Hyundai Development Co-Engineering & Construction (a)	3,937	190,403
HLB, Inc. (a)	3,266	285,720
Hotel Shilla Co., Ltd.	3,430	380,085
Hyosung Corp. (e)	2,422	291,205
Hyundai Construction Equipment Co., Ltd. (a)	2	253
Hyundai Department Store Co., Ltd.	1,567	162,394
Hyundai Engineering & Construction Co., Ltd.	8,480	437,506
Hyundai Glovis Co., Ltd.	2,110	218,668
Hyundai Heavy Industries Co., Ltd. (a)	4,066	372,124
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,091	346,046
Hyundai Marine & Fire Insurance Co., Ltd.	6,739	203,772
Hyundai Mobis Co., Ltd.	7,483	1,423,415
Hyundai Motor Co.	16,907	1,903,839
Hyundai Motor Co. Preference Shares (g)	4,205	342,588
Hyundai Motor Co. Preference Shares (g)	2,676	197,609
Hyundai Steel Co.	8,821	416,316
Security Description	Shares	Value
Industrial Bank of Korea	26,627	367,928
ING Life Insurance Korea, Ltd. (a)(b)	3,722	139,763
Kakao Corp.	5,108	524,779
Kangwon Land, Inc.	13,009	305,236
KB Financial Group, Inc.	43,543	2,062,872
KCC Corp.	649	191,002
KEPCO Plant Service & Engineering Co., Ltd.	2,320	74,211
Kia Motors Corp.	28,060	776,717
Korea Aerospace Industries, Ltd. (a)	7,643	282,541
Korea Electric Power Corp.	27,354	785,400
Korea Gas Corp. (a)	3,203	184,507
Korea Investment Holdings Co., Ltd.	4,289	323,647
Korea Zinc Co., Ltd.	942	326,256
Korean Air Lines Co., Ltd.	5,215	132,188
KT Corp.	3,240	79,655
KT&G Corp.	12,832	1,231,964
Kumho Petrochemical Co., Ltd.	2,053	214,603
LG Chem, Ltd.	5,037	1,507,258
LG Chem, Ltd. Preference Shares	842	152,232
LG Corp.	10,093	652,943
LG Display Co., Ltd.	25,862	424,652
LG Electronics, Inc.	11,340	844,522
LG Household & Health Care, Ltd.	1,029	1,288,904
LG Household & Health Care, Ltd. Preference Shares	234	153,271
LG Innotek Co., Ltd.	1,539	199,538
Lotte Chemical Corp.	1,821	568,603
Lotte Corp. (a)	3,364	172,954
Lotte Shopping Co., Ltd.	1,225	230,821
Medy-Tox, Inc.	458	315,319
Mirae Asset Daewoo Co., Ltd.	40,885	312,553
NAVER Corp.	3,072	2,103,128
NCSoft Corp.	1,929	642,135
Netmarble Corp. (b)	2,779	380,258
NH Investment & Securities Co., Ltd.	16,025	214,961
OCI Co., Ltd.	1,866	172,452
Orion Corp/Republic of Korea	2,431	325,006
Ottogi Corp.	123	94,802
Pan Ocean Co., Ltd. (a)	24,124	105,739
Pearl Abyss Corp. (a)	577	116,487
POSCO	8,594	2,536,946
Posco Daewoo Corp.	4,371	83,929
S-1 Corp.	1,915	166,328
Samsung Biologics Co., Ltd. (a)(b)	1,757	657,397
Samsung C&T Corp.	8,086	845,239
Samsung Card Co., Ltd.	3,365	115,639
Samsung Electro-Mechanics Co., Ltd.	5,956	793,599
Samsung Electronics Co., Ltd. Preference Shares	93,970	3,174,491
Samsung Electronics Co., Ltd.	525,778	22,007,666
Samsung Engineering Co., Ltd. (a)	16,475	231,345

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	3,277	776,248
Samsung Heavy Industries Co., Ltd. (a)	44,401	284,453
Samsung Life Insurance Co., Ltd.	7,447	657,501
Samsung SDI Co., Ltd.	6,048	1,161,303
Samsung SDS Co., Ltd.	3,704	666,354
Samsung Securities Co., Ltd.	6,529	203,574
Shinhan Financial Group Co., Ltd.	46,810	1,818,639
Shinsegae, Inc.	819	295,046
SillaJen, Inc. (a)	5,396	354,892
SK Holdings Co., Ltd. (a)	3,374	784,088
SK Hynix, Inc.	63,686	4,897,165
SK Innovation Co., Ltd.	7,114	1,289,393
SK Telecom Co., Ltd.	2,136	446,557
S-Oil Corp.	5,038	494,985
ViroMed Co., Ltd. (a)	1,429	302,084
Woori Bank	50,330	736,096
Yuhan Corp.	980	191,252
		83,287,603
TAIWAN — 11.0%
Acer, Inc. (a)	326,000	266,245
Advantech Co., Ltd.	39,098	257,759
Airtac International Group	12,000	170,622
ASE Technology Holding Co., Ltd.	372,307	874,336
Asia Cement Corp.	256,000	281,286
Asustek Computer, Inc.	75,000	685,094
AU Optronics Corp.	958,000	405,340
Catcher Technology Co., Ltd.	70,000	782,918
Cathay Financial Holding Co., Ltd.	896,000	1,581,081
Chailease Holding Co., Ltd.	120,000	393,591
Chang Hwa Commercial Bank, Ltd.	539,688	313,314
Cheng Shin Rubber Industry Co., Ltd.	222,000	333,854
Chicony Electronics Co., Ltd.	62,476	140,778
China Airlines, Ltd. (a)	279,000	87,117
China Development Financial Holding Corp.	1,508,000	551,493
China Life Insurance Co., Ltd.	276,608	291,228
China Steel Corp.	1,385,000	1,076,619
Chunghwa Telecom Co., Ltd.	417,000	1,504,502
Compal Electronics, Inc.	480,000	302,278
CTBC Financial Holding Co., Ltd.	1,928,040	1,388,080
Delta Electronics, Inc.	229,000	822,458
E.Sun Financial Holding Co., Ltd.	1,009,660	703,717
Eclat Textile Co., Ltd.	19,550	232,444
Eva Airways Corp.	232,888	112,669
Evergreen Marine Corp. Taiwan, Ltd. (a)	202,726	86,440
Far Eastern New Century Corp.	358,000	339,348
Far EasTone Telecommunications Co., Ltd.	176,000	454,886
Feng TAY Enterprise Co., Ltd.	37,880	190,093
First Financial Holding Co., Ltd.	1,079,377	729,297
Formosa Chemicals & Fibre Corp.	386,000	1,538,252
Security Description	Shares	Value
Formosa Petrochemical Corp.	131,000	526,346
Formosa Plastics Corp.	489,000	1,804,369
Formosa Taffeta Co., Ltd.	88,000	96,259
Foxconn Technology Co., Ltd.	99,830	244,266
Fubon Financial Holding Co., Ltd.	731,000	1,225,187
General Interface Solution Holding, Ltd.	18,000	116,897
Giant Manufacturing Co., Ltd.	33,000	139,626
Globalwafers Co., Ltd.	24,000	399,101
Highwealth Construction Corp.	93,000	138,027
Hiwin Technologies Corp.	23,807	281,107
Hon Hai Precision Industry Co., Ltd.	1,800,000	4,912,016
Hotai Motor Co., Ltd.	30,000	264,198
HTC Corp. (a)	75,000	139,971
Hua Nan Financial Holdings Co., Ltd.	789,813	459,819
Innolux Corp.	989,000	355,201
Inventec Corp.	275,000	216,024
Largan Precision Co., Ltd.	11,000	1,619,955
Lite-On Technology Corp.	236,958	286,788
Macronix International (a)	201,000	286,121
MediaTek, Inc.	165,000	1,623,563
Mega Financial Holding Co., Ltd.	1,198,000	1,056,995
Micro-Star International Co., Ltd.	75,000	231,727
Nan Ya Plastics Corp.	566,000	1,618,814
Nanya Technology Corp.	113,000	308,365
Nien Made Enterprise Co., Ltd.	16,000	136,707
Novatek Microelectronics Corp.	66,000	297,653
Pegatron Corp.	216,000	444,207
Phison Electronics Corp.	17,000	134,379
Pou Chen Corp.	240,000	278,662
Powertech Technology, Inc.	78,000	226,413
President Chain Store Corp.	63,000	713,925
Quanta Computer, Inc.	297,000	521,164
Realtek Semiconductor Corp.	52,000	189,317
Ruentex Development Co., Ltd. (a)	106,400	122,842
Ruentex Industries, Ltd. (a)	64,000	130,567
Shin Kong Financial Holding Co., Ltd.	930,000	358,414
SinoPac Financial Holdings Co., Ltd.	1,193,586	430,636
Standard Foods Corp.	41,512	84,008
Synnex Technology International Corp.	156,700	236,424
TaiMed Biologics, Inc. (a)	19,000	194,434
Taishin Financial Holding Co., Ltd.	1,043,892	493,040
Taiwan Business Bank	388,516	119,912
Taiwan Cement Corp.	423,000	587,567
Taiwan Cooperative Financial Holding Co., Ltd.	947,445	554,697
Taiwan High Speed Rail Corp.	187,000	146,590
Taiwan Mobile Co., Ltd.	177,000	641,504
Taiwan Semiconductor Manufacturing Co., Ltd.	2,690,000	19,101,793
Teco Electric and Machinery Co., Ltd.	209,000	156,981

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Uni-President Enterprises Corp.	531,000	1,348,030
United Microelectronics Corp.	1,319,000	733,295
Vanguard International Semiconductor Corp.	100,000	228,939
Walsin Technology Corp.	33,000	451,351
Win Semiconductors Corp.	38,000	273,579
Winbond Electronics Corp.	326,000	208,505
Wistron Corp.	278,882	207,182
WPG Holdings, Ltd.	189,000	267,799
Yageo Corp. (a)	23,000	848,681
Yuanta Financial Holding Co., Ltd.	1,108,000	505,148
Zhen Ding Technology Holding, Ltd.	47,000	103,901
		66,726,127
THAILAND — 2.1%
Advanced Info Service PCL (e)	114,400	638,817
Airports of Thailand PCL (e)	456,700	868,461
Bangkok Bank PCL	12,400	74,295
Bangkok Bank PCL NVDR	16,800	99,137
Bangkok Dusit Medical Services PCL (e)	418,500	315,801
Bangkok Expressway & Metro PCL (e)	831,299	186,936
Banpu PCL (e)	233,700	137,554
Berli Jucker PCL (e)	135,300	206,237
BTS Group Holdings PCL (e)	664,284	176,447
Bumrungrad Hospital PCL (e)	39,000	196,001
Central Pattana PCL (e)	150,700	317,275
Charoen Pokphand Foods PCL (e)	325,100	237,471
Charoen Pokphand Foods PCL NVDR	62,600	45,726
CP ALL PCL NVDR	15,900	35,275
CP ALL PCL (e)	537,000	1,191,352
Delta Electronics Thailand PCL (e)	55,300	97,647
Electricity Generating PCL (e)	14,000	94,657
Energy Absolute PCL (e)	117,800	116,449
Energy Absolute PCL NVDR	32,000	31,633
Glow Energy PCL (e)	57,400	164,161
Home Product Center PCL (e)	437,600	176,995
Indorama Ventures PCL (e)	175,400	289,863
IRPC PCL (e)	1,129,000	197,652
Kasikornbank PCL	124,300	750,377
Kasikornbank PCL NVDR	76,500	447,963
Krung Thai Bank PCL (e)	390,800	196,992
Land & Houses PCL (e)	319,053	108,823
Minor International PCL (e)	253,800	248,974
PTT Exploration & Production PCL (e)	152,900	648,429
PTT Global Chemical PCL (e)	239,700	528,165
PTT PCL NVDR	30,100	43,610
PTT PCL (e)	1,129,600	1,636,607
Robinson PCL (e)	56,000	94,657
Siam Cement PCL	39,979	497,173
Siam Commercial Bank PCL (e)	195,200	698,195
Thai Oil PCL (e)	124,100	291,240
Security Description	Shares	Value
Thai Union Group PCL Class F (e)	212,900	101,534
TMB Bank PCL (e)	1,388,800	96,415
True Corp. PCL (e)	1,106,037	176,939
		12,461,935
TURKEY — 0.7%
Akbank Turk A/S	248,968	408,679
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,564	111,087
Arcelik A/S	27,503	91,552
Aselsan Elektronik Sanayi Ve Ticaret A/S	39,269	198,351
BIM Birlesik Magazalar A/S	23,408	343,108
Coca-Cola Icecek A/S	8,063	59,700
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	211,953	93,920
Eregli Demir ve Celik Fabrikalari TAS	154,186	343,294
Ford Otomotiv Sanayi A/S	7,319	97,934
Haci Omer Sabanci Holding A/S	99,795	192,349
KOC Holding A/S	83,787	260,074
Petkim Petrokimya Holding A/S	71,953	76,018
TAV Havalimanlari Holding A/S	17,198	84,240
Tofas Turk Otomobil Fabrikasi A/S	14,483	76,063
Tupras Turkiye Petrol Rafinerileri A/S	13,814	325,660
Turk Hava Yollari AO (a)	61,347	181,314
Turkcell Iletisim Hizmetleri A/S	121,177	321,908
Turkiye Garanti Bankasi A/S	258,051	472,031
Turkiye Halk Bankasi A/S	67,517	109,060
Turkiye Is Bankasi A/S Class C	170,790	212,499
Turkiye Sise ve Cam Fabrikalari A/S	88,491	81,707
Turkiye Vakiflar Bankasi TAO	82,683	88,617
Ulker Biskuvi Sanayi A/S (a)	18,155	71,452
Yapi ve Kredi Bankasi A/S (a)	188,150	101,854
		4,402,471
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	230,743	443,501
Aldar Properties PJSC	436,347	239,963
DAMAC Properties Dubai Co. PJSC	197,091	109,997
DP World, Ltd.	18,332	421,636
Dubai Investments PJSC	243,449	125,928
Dubai Islamic Bank PJSC	178,821	237,088
Emaar Development PJSC (a)	81,737	112,598
Emaar Malls PJSC	228,012	132,841
Emaar Properties PJSC	385,901	516,895
Emirates Telecommunications Group Co. PJSC	185,134	813,992
First Abu Dhabi Bank PJSC	157,096	519,640
		3,674,079

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 0.2%
Old Mutual, Ltd. (a)	530,940	1,076,503
TOTAL COMMON STOCKS (Cost $463,686,305)		570,819,906

WARRANTS — 0.3%
SWITZERLAND — 0.3%
UBS AG (expiring 5/31/19) (a) (Cost $1,999,908)	2,012	1,801,884
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	25,904,922	$ 25,904,922
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	6,341,472	6,341,472
TOTAL SHORT-TERM INVESTMENTS (Cost $32,246,394)		32,246,394
TOTAL INVESTMENTS — 99.8% (Cost $497,932,607)		604,868,184
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,373,339
NET ASSETS — 100.0%		$ 606,241,523

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $10,749,634 representing 1.8% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets	555	09/21/2018	$30,852,315	$29,506,575	$(1,345,740)
During the period ended June 30, 2018, average notional value related to futures contracts was $22,302,450 or 4% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 33,724,453	$ —	$—	$ 33,724,453
Chile	6,478,868	—	—	6,478,868
China	178,634,754	—	0(a)	178,634,754
Colombia	2,724,925	—	—	2,724,925
Czech Republic	1,031,894	—	—	1,031,894
Egypt	761,454	—	—	761,454
Greece	1,809,091	21,683	—	1,830,774
Hong Kong	5,878,095	—	—	5,878,095
Hungary	1,543,508	—	—	1,543,508
India	49,375,249	—	—	49,375,249
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Indonesia	$ 11,000,896	$ —	$—	$ 11,000,896
Luxembourg	272,182	—	—	272,182
Malaysia	13,258,318	—	—	13,258,318
Mexico	16,901,120	—	—	16,901,120
Pakistan	398,006	—	—	398,006
Peru	2,359,800	—	—	2,359,800
Philippines	5,416,418	—	—	5,416,418
Poland	6,374,981	—	—	6,374,981
Qatar	4,695,233	—	—	4,695,233
Romania	374,861	—	—	374,861
Russia	20,203,277	—	—	20,203,277
Singapore	132,975	—	—	132,975
South Africa	35,819,147	—	—	35,819,147
South Korea	82,996,398	291,205	—	83,287,603
Taiwan	66,726,127	—	—	66,726,127
Thailand	703,344	11,758,591	—	12,461,935
Turkey	4,402,471	—	—	4,402,471
United Arab Emirates	3,674,079	—	—	3,674,079
United Kingdom	1,076,503	—	—	1,076,503
Warrants
Switzerland	1,801,884	—	—	1,801,884
Short-Term Investments	32,246,394	—	—	32,246,394
TOTAL INVESTMENTS	$592,796,705	$12,071,479	$—	$604,868,184
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,345,740)	—	—	(1,345,740)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,345,740)	$ —	$—	$ (1,345,740)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,356,427	$16,356,427	$113,491,939	$103,943,444	$—	$—	25,904,922	$25,904,922	$132,757	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,074,039	5,074,039	29,762,739	28,495,306	—	—	6,341,472	6,341,472	34,613	—
Total		$21,430,466	$143,254,678	$132,438,750	$—	$—		$32,246,394	$167,370	$—
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$572,621,790
Investments in affiliated issuers, at value	32,246,394
Total Investments	604,868,184
Foreign currency, at value	3,118,026
Cash at broker	3,300,542
Cash	184,292
Receivable for investments sold	526
Receivable for fund shares sold	3,041,049
Dividends receivable — unaffiliated issuers	2,126,583
Dividends receivable — affiliated issuers	23,023
Securities lending income receivable — unaffiliated issuers	13,835
Receivable from Adviser	88,640
Receivable for foreign taxes recoverable	24,753
TOTAL ASSETS	616,789,453
LIABILITIES
Payable upon return of securities loaned	6,341,472
Payable for investments purchased	1,818,511
Payable for fund shares repurchased	176,952
Payable to broker – variation margin on open futures contracts	1,344,145
Deferred foreign taxes payable	600,057
Advisory fee payable	70,025
Custodian fees payable	134,335
Administration fees payable	25,011
Transfer agent fees payable	933
Registration and filing fees payable	5,708
Professional fees payable	23,397
Printing and postage fees payable	7,367
Accrued expenses and other liabilities	17
TOTAL LIABILITIES	10,547,930
NET ASSETS	$606,241,523
NET ASSETS CONSIST OF:
Paid-in Capital	$492,759,758
Undistributed (distribution in excess of) net investment income (loss)	5,027,483
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	3,480,136
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	106,335,520
Foreign currency translations	(15,634)
Futures contracts	(1,345,740)
NET ASSETS	$606,241,523
Class K
Net Assets	$606,241,523
Shares Outstanding	45,015,490
Net asset value, offering and redemption price per share	$ 13.47
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$465,686,213
Investments in affiliated issuers	32,246,394
Total cost of investments	$497,932,607
Foreign currency, at cost	$ 3,134,933
* Includes investments in securities on loan, at value	$ 11,431,051
** Includes deferred foreign taxes	$ 600,057
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 7,155,069
Dividend income — affiliated issuers	132,757
Unaffiliated securities lending income	35,562
Affiliated securities lending income	34,613
Foreign taxes withheld	(752,015)
TOTAL INVESTMENT INCOME (LOSS)	6,605,986
EXPENSES
Advisory fee	436,090
Administration fees	155,746
Custodian fees	343,896
Trustees’ fees and expenses	14,245
Transfer agent fees	7,087
Registration fees	17,047
Professional fees	28,546
Printing and postage fees	8,915
Insurance expense	105
Miscellaneous expenses	60,523
TOTAL EXPENSES	1,072,200
Expenses waived/reimbursed by the Adviser	(542,557)
NET EXPENSES	529,643
NET INVESTMENT INCOME (LOSS)	6,076,343
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	3,636,308
Foreign currency transactions	(157,943)
Futures contracts	87,372
Net realized gain (loss)	3,565,737
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(50,249,119)
Foreign currency translations	(35,352)
Futures contracts	(2,199,721)
Net change in unrealized appreciation/depreciation	(52,484,192)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,918,455)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(42,842,112)
* Includes foreign capital gain taxes	$ (537)
** Includes foreign deferred taxes	$ 40,224
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,076,343	$ 11,099,254
Net realized gain (loss)	3,565,737	7,971,078
Net change in unrealized appreciation/depreciation	(52,484,192)	132,396,540
Net increase (decrease) in net assets resulting from operations	(42,842,112)	151,466,872
DISTRIBUTIONS TO SHAREHOLDERS FROM: Class K
Net investment income	—	(12,150,448)
Net realized gains	—	(2,816,731)
Total distributions to shareholders	—	(14,967,179)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	151,949,705	201,363,121
Reinvestment of distributions	—	14,967,180
Cost of shares redeemed	(110,812,645)	(119,691,600)
Net increase (decrease) in net assets from beneficial interest transactions	41,137,060	96,638,701
Net increase (decrease) in net assets during the period	(1,705,052)	233,138,394
Net assets at beginning of period	607,946,575	374,808,181
NET ASSETS AT END OF PERIOD	$ 606,241,523	$ 607,946,575
Undistributed (distribution in excess of) net investment income (loss)	$ 5,027,483	$ (1,048,860)
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	10,533,328	15,292,001
Reinvestment of distributions	—	1,075,229
Shares redeemed	(7,565,635)	(8,963,314)
Net increase (decrease)	2,967,693	7,403,916
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	For the Period 12/21/15* - 12/31/15
Net asset value, beginning of period	$ 14.46	$ 10.82	$ 9.99	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.29	0.21	0.02
Net realized and unrealized gain (loss)	(1.15)	3.72	0.87	(0.01)
Total from investment operations	(0.99)	4.01	1.08	0.01
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.22)	(0.02)
Net realized gains	—	(0.07)	(0.03)	—
Total distributions	—	(0.37)	(0.25)	(0.02)
Net asset value, end of period	$ 13.47	$ 14.46	$ 10.82	$ 9.99
Total return (b)	(6.85)%	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$606,242	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.34%(c)	0.34%	0.56%	0.83%(c)
Net expenses	0.17%(c)	0.17%	0.18%	0.17%(c)
Net investment income (loss)	2.19%(c)	2.23%	1.98%	8.03%(c)
Portfolio turnover rate	6%(d)	6%	14%	0%(d)(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
(e)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements relate only to the following series (the "Fund"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A Class I Class K	Not Commenced Not Commenced December 21, 2015	Diversified Diversified Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Fund had no material transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the "Adviser" or "SSGA FM") understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2018, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Emerging Markets Equity Index Fund
Futures Contracts	$—	$—	$—	$(1,344,145)	$—	$(1,344,145)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$87,372	$—	$87,372

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,199,721)	$—	$(2,199,721)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board. For the period ended June 30, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $542,557.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2018, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$62,643,531	$35,279,699
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$492,458,479	$138,278,146	$27,214,181	$111,063,965
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 11,431,051	$ 6,341,472	$ 5,531,730	$ 11,873,202

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$6,341,472	$—	$—	$—	$6,341,472	$6,341,472
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2018.
10.    Risks
Concentration Risk
As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$931.50	$0.81	$1,024.00	$0.85

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative fee information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period and outperformed the median of its Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory while noting the Fund’s limited performance history.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

Trustees
Michael F. Holland
Patrick J. Riley
William L. Marshall
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Michael A. Jessee
James E. Ross
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITEMMKTSSAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Global Value Spotlight Fund
State Street International Value Spotlight Fund
State Street European Value Spotlight Fund
State Street Asia Pacific Value Spotlight Fund
State Street U.S. Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Global Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	95.3%
Rights	0.1
Short-Term Investment	4.7
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	22.2%
Industrials	16.3
Consumer Discretionary	11.4
Health Care	11.1
Energy	9.1
Materials	8.5
Consumer Staples	5.8
Information Technology	5.5
Telecommunication Services	5.5
Short-Term Investment	4.7
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	95.5%
Rights	0.1
Short-Term Investment	4.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	22.3%
Industrials	20.3
Energy	12.0
Health Care	11.9
Materials	8.6
Consumer Discretionary	8.3
Consumer Staples	5.9
Information Technology	3.3
Telecommunication Services	3.0
Short-Term Investment	4.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

State Street European Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	100.7%
Rights	0.1
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	29.7%
Industrials	24.9
Materials	12.8
Energy	10.4
Health Care	9.8
Consumer Discretionary	6.6
Consumer Staples	3.3
Information Technology	3.3
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

State Street Asia Pacific Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	96.8%
Short-Term Investment	3.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	22.1%
Industrials	19.1
Information Technology	17.2
Consumer Staples	9.3
Telecommunication Services	7.7
Energy	6.9
Health Care	6.7
Consumer Discretionary	5.7
Materials	2.1
Short-Term Investment	3.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

State Street U.S. Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	92.4%
Short-Term Investment	8.9
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Information Technology	14.6%
Health Care	13.7
Financials	13.6
Energy	12.8
Materials	12.3
Consumer Discretionary	12.1
Industrials	7.1
Consumer Staples	3.2
Utilities	3.0
Short-Term Investment	8.9
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.3%
AUSTRALIA — 3.1%
Woodside Petroleum, Ltd.	2,725	71,394
CANADA — 2.8%
Goldcorp, Inc.	4,752	65,205
CHINA — 5.3%
China Mobile, Ltd.	6,500	57,747
Zhuzhou CRRC Times Electric Co., Ltd. Class H	13,500	64,183
		121,930
FRANCE — 5.8%
Publicis Groupe SA	928	63,861
Vallourec SA (a)	11,676	69,225
		133,086
GERMANY — 2.6%
Deutsche Bank AG	5,505	59,273
HONG KONG — 2.6%
WH Group, Ltd.	75,000	61,086
HUNGARY — 2.4%
Richter Gedeon Nyrt	3,090	56,452
JAPAN — 11.1%
Alfresa Holdings Corp.	3,000	70,555
KDDI Corp.	2,500	68,411
Sony Financial Holdings, Inc.	3,300	63,041
Sumitomo Mitsui Trust Holdings, Inc.	1,400	55,525
		257,532
NETHERLANDS — 3.1%
Boskalis Westminster	2,473	72,039
SOUTH KOREA — 10.6%
Hankook Tire Co., Ltd.	1,571	59,344
KT&G Corp.	763	73,254
Samsung Fire & Marine Insurance Co., Ltd.	247	58,509
Samsung Life Insurance Co., Ltd.	599	52,886
		243,993
SPAIN — 5.1%
ACS Actividades de Construccion y Servicios SA	1,611	65,268
Siemens Gamesa Renewable Energy SA	3,908	52,495
		117,763
SWITZERLAND — 4.8%
ABB, Ltd.	2,622	57,328
Security Description	Shares	Value
Credit Suisse Group AG	3,636	54,744
		112,072
UNITED KINGDOM — 2.5%
Barclays PLC	23,255	58,028
UNITED STATES — 33.5%
Affiliated Managers Group, Inc.	419	62,293
Arconic, Inc.	3,757	63,907
Eli Lilly & Co.	788	67,240
EQT Corp.	1,258	69,416
Hanesbrands, Inc.	3,060	67,381
McKesson Corp.	469	62,565
MetLife, Inc.	1,115	48,614
Mosaic Co.	2,548	71,471
NCR Corp. (a)	2,231	66,885
Oracle Corp.	1,376	60,627
Owens-Illinois, Inc. (a)	3,613	60,734
Skechers U.S.A., Inc. Class A (a)	2,410	72,324
		773,457
TOTAL COMMON STOCKS (Cost $2,207,218)		2,203,310

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a) (Cost $1,724)	1,583	1,630
SHORT-TERM INVESTMENT — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $108,640)	108,640	$ 108,640
TOTAL INVESTMENTS — 100.1% (Cost $2,317,582)		2,313,580
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,114)
NET ASSETS — 100.0%		$ 2,311,466

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

At June 30, 2018, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Credit Suisse International	JPY 1,746,000	USD 16,032	08/10/2018	$ 229
Credit Suisse International	CHF 15,000	USD 15,142	08/10/2018	(13)
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	CHF 15,000	USD 15,142	08/10/2018	$ (12)
JP Morgan Chase Bank, N.A.	EUR 27,000	USD 32,555	08/10/2018	944
JP Morgan Chase Bank, N.A.	JPY 1,746,000	USD 16,031	08/10/2018	228
Royal Bank of Canada	CHF 15,000	USD 15,142	08/10/2018	(13)
Royal Bank of Canada	JPY 1,746,000	USD 16,031	08/10/2018	228
Standard Chartered Bank	KRW 254,440,000	USD 235,862	08/10/2018	7,108
UBS AG	EUR 27,000	USD 32,558	08/10/2018	947
Westpac Banking Corp.	EUR 27,000	USD 32,555	08/10/2018	944
Total				$10,590
During the period ended June 30, 2018, average notional value related to foreign currency exchange contracts was $370,871 or 16% of net assets.

CHF	=Swiss Franc
EUR	=Euro
JPY	=Japanese Yen
KRW	=South Korean Won
USD	=U.S. Dollar
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 71,394	$ —	$—	$ 71,394
Canada	65,205	—	—	65,205
China	121,930	—	—	121,930
France	133,086	—	—	133,086
Germany	59,273	—	—	59,273
Hong Kong	61,086	—	—	61,086
Hungary	56,452	—	—	56,452
Japan	257,532	—	—	257,532
Netherlands	72,039	—	—	72,039
South Korea	243,993	—	—	243,993
Spain	117,763	—	—	117,763
Switzerland	112,072	—	—	112,072
United Kingdom	58,028	—	—	58,028
United States	773,457	—	—	773,457
Rights
Spain	1,630	—	—	1,630
Short-Term Investment	108,640	—	—	108,640
TOTAL INVESTMENTS	$2,313,580	$ —	$—	$2,313,580
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	10,628	—	10,628
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$10,628	$—	$ 10,628
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,313,580	$10,590	$—	$2,324,170
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(38)	—	(38)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (38)	$—	$ (38)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,742	$54,742	$497,272	$443,374	$—	$—	108,640	$108,640	$867	$—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.5%
AUSTRALIA — 3.3%
Woodside Petroleum, Ltd.	2,994	78,442
CANADA — 2.9%
Goldcorp, Inc.	5,062	69,458
CHINA — 11.6%
China Construction Bank Corp. Class H	75,000	69,308
PetroChina Co., Ltd. Class H	94,000	71,529
Shanghai Industrial Holdings, Ltd.	30,000	69,900
Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,400	68,463
		279,200
FRANCE — 14.9%
Nexans SA	2,119	73,058
Publicis Groupe SA	1,016	69,916
Sanofi	930	74,542
Societe Generale SA	1,737	73,243
Vallourec SA (a)	10,996	65,193
		355,952
GERMANY — 5.6%
Deutsche Bank AG	5,671	61,060
HeidelbergCement AG	859	72,291
		133,351
HONG KONG — 3.0%
WH Group, Ltd.	88,500	72,082
HUNGARY — 2.8%
Richter Gedeon Nyrt	3,724	68,035
ISRAEL — 3.1%
Teva Pharmaceutical Industries, Ltd. ADR	3,014	73,300
ITALY — 5.6%
Assicurazioni Generali SpA	3,751	62,933
Eni SpA	3,848	71,462
		134,395
JAPAN — 11.5%
Alfresa Holdings Corp.	3,000	70,555
KDDI Corp.	2,600	71,147
Sumitomo Mitsui Financial Group, Inc.	1,600	62,200
Sumitomo Mitsui Trust Holdings, Inc.	1,800	71,389
		275,291
NETHERLANDS — 3.2%
Boskalis Westminster	2,663	77,574
NORWAY — 2.7%
Yara International ASA	1,580	65,523
Security Description	Shares	Value
SOUTH KOREA — 8.1%
Hankook Tire Co., Ltd.	1,769	66,823
Hyundai Motor Co.	550	61,934
Samsung Fire & Marine Insurance Co., Ltd.	278	65,852
		194,609
SPAIN — 5.4%
ACS Actividades de Construccion y Servicios SA	1,755	71,102
Siemens Gamesa Renewable Energy SA	4,425	59,440
		130,542
SWITZERLAND — 8.5%
ABB, Ltd.	3,007	65,745
Aryzta AG (a)	4,613	69,199
Credit Suisse Group AG	4,594	69,168
		204,112
TAIWAN — 3.3%
Catcher Technology Co., Ltd.	7,000	78,292
TOTAL COMMON STOCKS (Cost $2,234,734)		2,290,158

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a) (Cost $1,891)	1,736	1,788
SHORT-TERM INVESTMENT — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $112,350)	112,350	$ 112,350
TOTAL INVESTMENTS — 100.3% (Cost $2,348,975)		2,404,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(6,958)
NET ASSETS — 100.0%		$ 2,397,338

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

ADR	= American Depositary Receipt

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 78,442	$—	$—	$ 78,442
Canada	69,458	—	—	69,458
China	279,200	—	—	279,200
France	355,952	—	—	355,952
Germany	133,351	—	—	133,351
Hong Kong	72,082	—	—	72,082
Hungary	68,035	—	—	68,035
Israel	73,300	—	—	73,300
Italy	134,395	—	—	134,395
Japan	275,291	—	—	275,291
Netherlands	77,574	—	—	77,574
Norway	65,523	—	—	65,523
South Korea	194,609	—	—	194,609
Spain	130,542	—	—	130,542
Switzerland	204,112	—	—	204,112
Taiwan	78,292	—	—	78,292
Rights
Spain	1,788	—	—	1,788
Short-Term Investment	112,350	—	—	112,350
TOTAL INVESTMENTS	$2,404,296	$—	$—	$2,404,296
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,189	$19,189	$661,587	$568,426	$—	$—	112,350	$112,350	$771	$—
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EUROPEAN VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.7%
AUSTRIA — 3.5%
ANDRITZ AG	745	39,542
FRANCE — 28.9%
Alstom SA	515	23,667
AXA SA	1,483	36,387
BNP Paribas SA	654	40,615
Nexans SA	974	33,581
Publicis Groupe SA	534	36,748
Sanofi	490	39,275
Societe Generale SA	881	37,148
TOTAL SA	631	38,464
Vallourec SA (a)	6,277	37,215
		323,100
GERMANY — 9.8%
Continental AG	161	36,759
Deutsche Bank AG	3,333	35,887
HeidelbergCement AG	433	36,440
		109,086
HUNGARY — 3.0%
Richter Gedeon Nyrt	1,848	33,762
IRELAND — 6.7%
Bank of Ireland Group PLC	4,598	35,888
CRH PLC	1,084	38,412
		74,300
ITALY — 3.1%
Assicurazioni Generali SpA	2,097	35,183
NETHERLANDS — 6.8%
Akzo Nobel NV	396	33,899
Boskalis Westminster	1,431	41,686
		75,585
NORWAY — 3.0%
Yara International ASA	815	33,798
SPAIN — 9.3%
ACS Actividades de Construccion y Servicios SA	864	35,004
Banco Bilbao Vizcaya Argentaria SA	5,255	37,267
Siemens Gamesa Renewable Energy SA	2,342	31,459
		103,730
Security Description	Shares	Value
SWEDEN — 3.3%
Telefonaktiebolaget LM Ericsson Class B	4,743	36,720
SWITZERLAND — 10.1%
ABB, Ltd.	1,724	37,694
Credit Suisse Group AG	2,505	37,715
Novartis AG	487	36,922
		112,331
UNITED KINGDOM — 13.2%
Barclays PLC	14,148	35,303
British American Tobacco PLC	730	36,913
CNH Industrial NV	3,192	33,899
TechnipFMC PLC	1,276	40,746
		146,861
TOTAL COMMON STOCKS (Cost $1,159,839)		1,123,998

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a) (Cost $918)	843	868
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $5,799)	5,799	$ 5,799
TOTAL INVESTMENTS — 101.3% (Cost $1,166,556)		1,130,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(14,735)
NET ASSETS — 100.0%		$ 1,115,930

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$ 39,542	$—	$—	$ 39,542
France	323,100	—	—	323,100
Germany	109,086	—	—	109,086
Hungary	33,762	—	—	33,762
Ireland	74,300	—	—	74,300
Italy	35,183	—	—	35,183
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EUROPEAN VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Netherlands	$ 75,585	$—	$—	$ 75,585
Norway	33,798	—	—	33,798
Spain	103,730	—	—	103,730
Sweden	36,720	—	—	36,720
Switzerland	112,331	—	—	112,331
United Kingdom	146,861	—	—	146,861
Rights
Spain	868	—	—	868
Short-Term Investment	5,799	—	—	5,799
TOTAL INVESTMENTS	$1,130,665	$—	$—	$1,130,665
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$245,067	$239,268	$—	$—	5,799	$5,799	$88	$—
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.8%
AUSTRALIA — 5.6%
Incitec Pivot, Ltd.	17,888	47,976
Woodside Petroleum, Ltd.	3,068	80,380
		128,356
CHINA — 14.2%
China Construction Bank Corp. Class H	46,000	42,509
China Mobile, Ltd.	5,000	44,421
CITIC Securities Co., Ltd. Class H	25,500	50,965
Industrial & Commercial Bank of China, Ltd. Class H	56,000	41,899
PetroChina Co., Ltd. Class H	100,000	76,095
Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,100	67,036
		322,925
HONG KONG — 2.9%
WH Group, Ltd.	82,000	66,788
JAPAN — 49.5%
Alfresa Holdings Corp.	3,900	91,721
Hitachi High-Technologies Corp.	1,700	69,372
ITOCHU Corp.	3,900	70,683
Japan Tobacco, Inc.	2,600	72,649
JGC Corp.	3,100	62,495
KDDI Corp.	2,700	73,884
Kinden Corp.	4,700	76,802
Komatsu, Ltd.	1,300	37,181
Kurita Water Industries, Ltd.	1,700	48,499
Mitsubishi UFJ Financial Group, Inc.	7,600	43,302
Ono Pharmaceutical Co., Ltd.	2,600	60,960
SMC Corp.	200	73,363
SoftBank Group Corp.	800	57,585
Sony Financial Holdings, Inc.	4,400	84,056
Sumitomo Mitsui Financial Group, Inc.	1,700	66,088
Toyota Motor Corp.	1,100	71,205
Trend Micro, Inc.	1,200	68,469
		1,128,314
SOUTH KOREA — 14.5%
Hankook Tire Co., Ltd.	1,545	58,362
Security Description	Shares	Value
KT&G Corp.	745	71,525
Samsung Electronics Co., Ltd. Preference Shares	2,650	89,522
Samsung Fire & Marine Insurance Co., Ltd.	192	45,481
Shinhan Financial Group Co., Ltd.	1,659	64,455
		329,345
TAIWAN — 7.2%
Catcher Technology Co., Ltd.	7,000	78,292
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,373	86,757
		165,049
THAILAND — 2.9%
Bangkok Bank PCL NVDR	11,000	64,911
TOTAL COMMON STOCKS (Cost $2,106,584)		2,205,688

SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (a) (b) (Cost $75,965)	75,965	$ 75,965
TOTAL INVESTMENTS — 100.2% (Cost $2,182,549)		2,281,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,792)
NET ASSETS — 100.0%		$ 2,277,861

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2018.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 128,356	$—	$—	$ 128,356
China	322,925	—	—	322,925
Hong Kong	66,788	—	—	66,788
Japan	1,128,314	—	—	1,128,314
South Korea	329,345	—	—	329,345
Taiwan	165,049	—	—	165,049
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Thailand	$ 64,911	$—	$—	$ 64,911
Short-Term Investment	75,965	—	—	75,965
TOTAL INVESTMENTS	$2,281,653	$—	$—	$2,281,653
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	96,815	$96,815	$355,867	$376,717	$—	$—	75,965	$75,965	$635	$—
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET U.S. VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.4%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	1,935	$ 32,914
AIRLINES — 1.7%
Copa Holdings SA Class A	213	20,154
BANKS — 5.5%
Citigroup, Inc.	481	32,188
Wells Fargo & Co.	561	31,102
		63,290
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	216	32,113
CHEMICALS — 6.7%
HB Fuller Co.	674	36,180
Mosaic Co.	1,457	40,869
		77,049
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	526	22,634
CONTAINERS & PACKAGING — 2.7%
Owens-Illinois, Inc. (a)	1,870	31,435
ELECTRIC UTILITIES — 3.0%
Edison International	544	34,419
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Avnet, Inc.	871	37,357
ENERGY EQUIPMENT & SERVICES — 7.0%
McDermott International, Inc. (a)	1,366	26,842
National Oilwell Varco, Inc.	563	24,434
TechnipFMC PLC	942	29,899
		81,175
FOOD PRODUCTS — 3.2%
Sanderson Farms, Inc.	353	37,118
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Cigna Corp.	117	19,884
McKesson Corp.	264	35,218
		55,102
INSURANCE — 5.4%
Hartford Financial Services Group, Inc.	567	28,991
MetLife, Inc.	757	33,005
		61,996
LEISURE EQUIPMENT & PRODUCTS — 2.6%
Polaris Industries, Inc.	250	30,545
MACHINERY — 2.5%
AGCO Corp.	470	28,538
METALS & MINING — 2.9%
Goldcorp, Inc.	2,447	33,576
Security Description	Shares	Value
MULTILINE RETAIL — 3.1%
Nordstrom, Inc.	696	$ 36,039
OIL, GAS & CONSUMABLE FUELS — 5.8%
EQT Corp.	648	35,757
Exxon Mobil Corp.	374	30,941
		66,698
PHARMACEUTICALS — 8.9%
Eli Lilly & Co.	469	40,020
Johnson & Johnson	198	24,025
Merck & Co., Inc.	636	38,605
		102,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Intel Corp. (a)	414	20,580
SOFTWARE — 4.8%
CA, Inc.	555	19,786
Oracle Corp.	807	35,556
		55,342
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
NCR Corp. (a)	1,096	32,858
TEXTILES, APPAREL & LUXURY GOODS — 6.3%
Hanesbrands, Inc.	1,610	35,452
Skechers U.S.A., Inc. Class A (a)	1,259	37,783
		73,235
TOTAL COMMON STOCKS (Cost $1,004,001)		1,066,817
SHORT-TERM INVESTMENT — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $102,527)	102,527	102,527
TOTAL INVESTMENTS — 101.3% (Cost $1,106,528)		1,169,344
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(14,868)
NET ASSETS — 100.0%		$ 1,154,476

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET U.S. VALUE SPOTLIGHT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 32,914	$—	$—	$ 32,914
Airlines	20,154	—	—	20,154
Banks	63,290	—	—	63,290
Capital Markets	32,113	—	—	32,113
Chemicals	77,049	—	—	77,049
Communications Equipment	22,634	—	—	22,634
Containers & Packaging	31,435	—	—	31,435
Electric Utilities	34,419	—	—	34,419
Electronic Equipment, Instruments & Components	37,357	—	—	37,357
Energy Equipment & Services	81,175	—	—	81,175
Food Products	37,118	—	—	37,118
Health Care Providers & Services	55,102	—	—	55,102
Insurance	61,996	—	—	61,996
Leisure Equipment & Products	30,545	—	—	30,545
Machinery	28,538	—	—	28,538
Metals & Mining	33,576	—	—	33,576
Multiline Retail	36,039	—	—	36,039
Oil, Gas & Consumable Fuels	66,698	—	—	66,698
Pharmaceuticals	102,650	—	—	102,650
Semiconductors & Semiconductor Equipment	20,580	—	—	20,580
Software	55,342	—	—	55,342
Technology Hardware, Storage & Peripherals	32,858	—	—	32,858
Textiles, Apparel & Luxury Goods	73,235	—	—	73,235
Short-Term Investment	102,527	—	—	102,527
TOTAL INVESTMENTS	$1,169,344	$—	$—	$1,169,344
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,581	$70,581	$173,830	$141,884	$—	$—	102,527	$102,527	$745	$—
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
ASSETS
Investments in unaffiliated issuers, at value	$2,204,940	$2,291,946	$1,124,866	$2,205,688	$1,066,817
Investments in affiliated issuers, at value	108,640	112,350	5,799	75,965	102,527
Total Investments	2,313,580	2,404,296	1,130,665	2,281,653	1,169,344
Foreign currency, at value	6,510	7,697	11,339	8,733	732
Receivable for fund shares sold	129	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	10,628	—	—	—	—
Dividends receivable — unaffiliated issuers	2,794	4,412	1,505	7,772	859
Dividends receivable — affiliated issuers	182	195	20	95	151
Receivable from Adviser	15,985	15,201	15,346	15,350	12,249
Receivable for foreign taxes recoverable	1,216	3,447	3,141	980	—
TOTAL ASSETS	2,351,024	2,435,248	1,162,016	2,314,583	1,183,335
LIABILITIES
Payable for investments purchased	—	372	6,146	—	—
Unrealized depreciation on forward foreign currency exchange contracts	38	—	—	—	—
Advisory fee payable	1,454	1,521	704	1,444	623
Custodian fees payable	10,975	7,931	11,883	8,037	3,129
Administration fees payable	97	101	47	97	48
Trustees’ fees and expenses payable	1,370	1,369	1,381	1,384	1,387
Transfer agent fees payable	274	615	286	285	285
Registration and filing fees payable	2,728	2,724	2,714	2,729	2,715
Professional fees payable	19,759	19,759	19,759	19,759	19,379
Printing and postage fees payable	1,746	2,479	2,052	1,882	185
Accrued expenses and other liabilities	1,117	1,039	1,114	1,105	1,108
TOTAL LIABILITIES	39,558	37,910	46,086	36,722	28,859
NET ASSETS	$2,311,466	$2,397,338	$1,115,930	$2,277,861	$1,154,476
NET ASSETS CONSIST OF:
Paid-in Capital	$2,005,087	$2,000,000	$1,000,000	$2,000,000	$1,000,000
Undistributed (distribution in excess of) net investment income (loss)	22,788	30,872	22,192	18,794	5,803
Accumulated net realized gain (loss) on investments, foreign currency transactions and foreign forward currency exchange contracts	277,021	311,157	129,653	160,057	85,849
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,002)	55,321	(35,891)	99,104	62,816
Foreign currency translations	(18)	(12)	(24)	(94)	8
Forward foreign currency exchange transactions	10,590	—	—	—	—
NET ASSETS	$2,311,466	$2,397,338	$1,115,930	$2,277,861	$1,154,476
NET ASSET VALUE PER SHARE Class K
Net Assets	$2,311,466	$2,397,338	$1,115,930	$2,277,861	$1,154,476
Shares Outstanding	200,431	200,000	100,000	200,000	100,000
Net asset value, offering and redemption price per share	$ 11.53	$ 11.99	$ 11.16	$ 11.39	$ 11.54
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,208,942	$2,236,625	$1,160,757	$2,106,584	$1,004,001
Investments in affiliated issuers	108,640	112,350	5,799	75,965	102,527
Total cost of investments	$2,317,582	$2,348,975	$1,166,556	$2,182,549	$1,106,528
Foreign currency, at cost	$ 6,507	$ 7,729	$ 11,318	$ 8,779	$ 724
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

	State Street Global Value Spotlight Fund	State Street International Value Spotlight Fund	State Street European Value Spotlight Fund	State Street Asia Pacific Value Spotlight Fund	State Street U.S. Value Spotlight Fund
INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 24,297	$ 39,294	$ 26,377	$ 30,370	$ 8,851
Dividend income — affiliated issuers	867	771	88	635	745
Dividend income — non-cash transactions	4,510	4,899	3,452	—	—
Foreign taxes withheld	(1,986)	(4,941)	(3,805)	(3,603)	(16)
TOTAL INVESTMENT INCOME (LOSS)	27,688	40,023	26,112	27,402	9,580
EXPENSES
Advisory fee	8,956	9,438	4,495	9,017	3,777
Administration fees	597	629	300	601	291
Custodian fees	31,278	24,726	31,769	25,480	8,915
Trustees’ fees and expenses	10,414	10,415	10,403	10,405	10,398
Transfer agent fees	5,373	5,384	5,371	5,372	5,371
Registration fees	10,833	10,833	10,833	10,833	10,832
Professional fees	28,634	28,635	28,632	28,633	27,746
Printing and postage fees	3,060	2,852	2,500	2,944	3,748
Miscellaneous expenses	1,733	1,657	1,722	1,724	1,717
TOTAL EXPENSES	100,878	94,569	96,025	95,009	72,795
Expenses waived/reimbursed by the Adviser	(91,921)	(85,130)	(91,530)	(85,993)	(69,018)
NET EXPENSES	8,957	9,439	4,495	9,016	3,777
NET INVESTMENT INCOME (LOSS)	18,731	30,584	21,617	18,386	5,803
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	198,866	244,837	85,595	107,263	65,864
Forward foreign currency exchange contracts	(7,782)	—	—	—	—
Foreign currency transactions	(636)	979	1,815	188	(18)
Net realized gain (loss)	190,448	245,816	87,410	107,451	65,846
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(326,903)	(389,970)	(207,870)	(258,578)	(92,252)
Forward foreign currency exchange contracts	14,647	—	—	—	—
Foreign currency translations	(758)	(1,479)	(1,339)	(151)	8
Net change in unrealized appreciation/depreciation	(313,014)	(391,449)	(209,209)	(258,729)	(92,244)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(122,566)	(145,633)	(121,799)	(151,278)	(26,398)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(103,835)	$(115,049)	$(100,182)	$(132,892)	$(20,595)
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Global Value Spotlight Fund		State Street International Value Spotlight Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,731	$ 28,401	$ 30,584	$ 47,121
Net realized gain (loss)	190,448	263,590	245,816	270,123
Net change in unrealized appreciation/depreciation	(313,014)	258,239	(391,449)	243,268
Net increase (decrease) in net assets resulting from operations	(103,835)	550,230	(115,049)	560,512
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(24,993)	—	(48,090)
Net realized gains	—	(201,799)	—	(250,231)
Total distributions to shareholders	—	(226,792)	—	(298,321)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,087	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	5,087	—	—	—
Net increase (decrease) in net assets during the period	(98,748)	323,438	(115,049)	262,191
Net assets at beginning of period	2,410,214	2,086,776	2,512,387	2,250,196
NET ASSETS AT END OF PERIOD	$2,311,466	$2,410,214	$2,397,338	$2,512,387
Undistributed (distribution in excess of) net investment income (loss)	$ 22,788	$ 4,057	$ 30,872	$ 288
SHARES OF BENEFICIAL INTEREST:
Shares sold	431	—	—	—
Net increase (decrease)	431	—	—	—
See accompanying notes to financial statements.
19

State Street European Value Spotlight Fund		State Street Asia Pacific Value Spotlight Fund		State Street U.S. Value Spotlight Fund
Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17

$ 21,617	$ 17,697	$ 18,386	$ 43,780	$ 5,803	$ 12,876
87,410	104,557	107,451	113,056	65,846	56,803
(209,209)	133,532	(258,729)	438,996	(92,244)	118,069
(100,182)	255,786	(132,892)	595,832	(20,595)	187,748

—	(18,944)	—	(44,016)	—	(12,898)
—	(64,932)	—	(70,683)	—	(45,124)
—	(83,876)	—	(114,699)	—	(58,022)

—	—	—	—	—	—
—	—	—	—	—	—
(100,182)	171,910	(132,892)	481,133	(20,595)	129,726
1,216,112	1,044,202	2,410,753	1,929,620	1,175,071	1,045,345
$1,115,930	$1,216,112	$2,277,861	$2,410,753	$1,154,476	$1,175,071
$ 22,192	$ 575	$ 18,794	$ 408	$ 5,803	$ —

—	—	—	—	—	—
—	—	—	—	—	—
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$12.05	$10.43	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.14	0.01
Net realized and unrealized gain (loss)	(0.61)	2.61	0.46
Total from investment operations	(0.52)	2.75	0.47
Distributions to shareholders from:
Net investment income	—	(0.12)	(0.04)
Net realized gains	—	(1.01)	(0.00)(b)
Total distributions	—	(1.13)	(0.04)
Net asset value, end of period	$11.53	$12.05	$10.43
Total return (c)	(4.32)%	26.47%	4.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,311	$2,410	$2,087
Ratios to average net assets:
Total expenses	8.45%(d)	8.36%	9.46%(d)
Net expenses	0.75%(d)	0.75%	0.75%(d)
Net investment income (loss)	1.57%(d)	1.21%	0.34%(d)
Portfolio turnover rate	34%(e)	70%	18%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 7/14/16* - 12/31/16
Net asset value, beginning of period	$12.56	$11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.24	0.02
Net realized and unrealized gain (loss)	(0.72)	2.56	1.44
Total from investment operations	(0.57)	2.80	1.46
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.02)
Net realized gains	—	(1.25)	(0.19)
Total distributions	—	(1.49)	(0.21)
Net asset value, end of period	$11.99	$12.56	$11.25
Total return (b)	(4.54)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,397	$2,512	$2,250
Ratios to average net assets:
Total expenses	7.51%(c)	7.26%	7.76%(c)
Net expenses	0.75%(c)	0.75%	0.75%(c)
Net investment income (loss)	2.43%(c)	1.86%	0.44%(c)
Portfolio turnover rate	37%(d)	45%	26%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EUROPEAN VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$12.16	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.18	(0.01)
Net realized and unrealized gain (loss)	(1.22)	2.38	0.46
Total from investment operations	(1.00)	2.56	0.45
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.01)
Net realized gains	—	(0.65)	(0.00)(b)
Total distributions	—	(0.84)	(0.01)
Net asset value, end of period	$11.16	$12.16	$10.44
Total return (c)	(8.22)%	24.61%	4.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,116	$1,216	$1,044
Ratios to average net assets:
Total expenses	16.02%(d)	15.90%	19.10%(d)
Net expenses	0.75%(d)	0.75%	0.75%(d)
Net investment income (loss)	3.61%(d)	1.50%	(0.33)%(d)
Portfolio turnover rate	38%(e)	70%	28%(e)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount shown represents less than 0.5%.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 9/23/16 - 12/31/16*
Net asset value, beginning of period	$12.05	$ 9.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.22	0.04
Net realized and unrealized gain (loss)	(0.75)	2.75	(0.37)
Total from investment operations	(0.66)	2.97	(0.33)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.02)
Net realized gains	—	(0.35)	—
Total distributions	—	(0.57)	(0.02)
Net asset value, end of period	$11.39	$12.05	$ 9.65
Total return (b)	(5.48)%	30.86%	(3.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,278	$2,411	$1,930
Ratios to average net assets:
Total expenses	7.90%(c)	8.37%	9.48%(c)
Net expenses	0.75%(c)	0.75%	0.75%(c)
Net investment income (loss)	1.53%(c)	1.98%	1.33%(c)
Portfolio turnover rate	22%(d)	37%	8%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET U.S. VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 9/23/16* - 12/31/16
Net asset value, beginning of period	$11.75	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.13	0.04
Net realized and unrealized gain (loss)	(0.27)	1.75	0.46
Total from investment operations	(0.21)	1.88	0.50
Distributions to shareholders from:
Net investment income	—	(0.13)	(0.04)
Net realized gains	—	(0.45)	(0.01)
Total distributions	—	(0.58)	(0.05)
Net asset value, end of period	$11.54	$11.75	$10.45
Total return (b)	(1.79)%	17.98%	4.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,154	$1,175	$1,045
Ratios to average net assets:
Total expenses	12.53%(c)	12.79%	14.28%(c)
Net expenses	0.65%(c)	0.65%	0.65%(c)
Net investment income (loss)	1.00%(c)	1.16%	1.27%(c)
Portfolio turnover rate	30%(d)	50%	11%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" and collectively the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Global Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street International Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced July 14, 2016	Non-diversified
State Street European Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street Asia Pacific Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
State Street U.S. Value Spotlight Fund	Class A Class I Class K	Not commenced Not commenced September 23, 2016	Non-diversified
The State Street Global Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund were formed on September 22, 2016 and commenced operations on September 23, 2016. The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended June 30, 2018.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2018, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
State Street Global Value Spotlight Fund	Managing the Fund's Currency Exposure Relative to the Benchmark
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$10,628	$—	$—	$—	$10,628

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$38	$—	$—	$—	$38

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$(7,782)	$—	$—	$—	$(7,782)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global Value Spotlight Fund
Forward Foreign Currency Exchange Contracts	$—	$14,647	$—	$—	$—	$14,647
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the State Street Global Value Spotlight Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2018:
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Credit Suisse International	$ 229	$(13)	$—	$ 216
JP Morgan Chase Bank, N.A.	1,172	(12)	—	1,160
Royal Bank of Canada	228	(13)	—	215
Standard Chartered Bank	7,108	—	—	7,108
UBS	947	—	—	947
Westpac Banking Corp.	944	—	—	944
	$10,628	$(38)	$—	$10,590

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Credit Suisse International	$(13)	$13	$—	$—
JP Morgan Chase Bank, N.A.	(12)	12	—	—
Royal Bank of Canada	(13)	13	—	—
	$(38)	$38	$—	$—
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Funds, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, each Fund pays the Adviser a fee at an annual rate set forth below, of the Fund’s average daily net assets.
Annual Rate
State Street Global Value Spotlight Fund	0.75%
State Street International Value Spotlight Fund	0.75
State Street European Value Spotlight Fund	0.75
State Street Asia Pacific Value Spotlight Fund	0.75
State Street U.S. Value Spotlight Fund	0.65
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Funds. The Sub-Adviser receives fees from the Adviser for its services provided to the Funds.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

SSGA FM is contractually obligated until April 30, 2019, to waive up to the full amount of its advisory fee payable and/or to reimburse the Funds for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed the following percentages of average daily net assets on an annual basis.
Percentage of average net assets
State Street Global Value Spotlight Fund	0.70%
State Street International Value Spotlight Fund	0.70
State Street European Value Spotlight Fund	0.70
State Street Asia Pacific Value Spotlight Fund	0.70
State Street U.S. Value Spotlight Fund	0.60
The waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board.
For the period ended June 30, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Funds may compensate the Distributor (or others) for services in connection with the distribution of the Funds’ Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Funds’ net assets attributable to its Class A shares. As of June 30, 2018, the Funds’ Class A shares have not commenced operations. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Global Value Spotlight Fund	1	100.00%
State Street International Value Spotlight Fund	1	100.00%
State Street European Value Spotlight Fund	1	100.00%
State Street Asia Pacific Value Spotlight Fund	1	100.00%
State Street U.S. Value Spotlight Fund	1	100.00%
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees , who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Global Value Spotlight Fund	$773,773	$805,095
State Street International Value Spotlight Fund	887,008	897,454
State Street European Value Spotlight Fund	450,894	441,230
State Street Asia Pacific Value Spotlight Fund	511,414	525,724
State Street U.S. Value Spotlight Fund	319,859	398,887
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Global Value Spotlight Fund	$2,315,061	$147,178	$138,069	$ 9,109
State Street International Value Spotlight Fund	2,349,307	185,217	130,228	54,989
State Street European Value Spotlight Fund	1,169,561	41,589	80,485	(38,896)
State Street Asia Pacific Value Spotlight Fund	2,197,551	196,473	112,371	84,102
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Value Spotlight Fund	$1,109,891	$ 91,482	$ 32,029	$ 59,453
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2018.
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Global Value Spotlight Fund	0.75%	$956.80	$3.64	$1,021.10	$3.76
State Street International Value Spotlight Fund	0.75	954.60	3.63	1,021.10	3.76
State Street European Value Spotlight Fund	0.75	917.80	3.57	1,021.10	3.76
State Street Asia Pacific Value Spotlight Fund	0.75	945.20	3.62	1,021.10	3.76
State Street U.S. Value Spotlight Fund	0.65	982.10	3.19	1,021.60	3.26

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
•	Comparisons of the Fund’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	With respect to the State Street Global Value Spotlight Fund, comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund. Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street U.S. Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
State Street Asia Pacific Value Spotlight Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.
State Street European Value Spotlight Fund. The Board considered that the Fund underperformed the median of its Performance Group and its Lipper Index and outperformed the median of its Performance Universe for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.
State Street Global Value Spotlight Fund. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-year period.
State Street International Value Spotlight Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds.
State Street U.S. Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Asia Pacific Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

State Street European Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Funds and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Funds and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
40

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITSPOTSAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2015 Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Target Retirement Fund
Portfolio Statistics (UNAUDITED)
STATE STREET INSTITUTIONAL INVESTMENT TRUST
The Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.6%
Domestic Equity	20.0
Inflation Linked	17.9
International Equity	10.2
Real Estate	5.1
Short Term Investments	6.9
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2015 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	40.7%
Domestic Equity	22.3
Inflation Linked	20.2
International Equity	11.7
Real Estate	5.1
Short Term Investments	6.6
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	32.4%
Domestic Equity	30.1
International Equity	17.1
Inflation Linked	15.9
Real Estate	4.3
Short Term Investments	5.3
Liabilities in Excess of Other Assets	(5.1)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	38.8%
Domestic Fixed Income	28.1
International Equity	23.3
Inflation Linked	7.7
Real Estate	1.8
Short Term Investments	4.3
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	44.5%
International Equity	27.3
Domestic Fixed Income	25.5
Inflation Linked	2.3
Short Term Investments	2.6
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	48.9%
International Equity	30.3
Domestic Fixed Income	20.4
Short Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.0%
International Equity	32.4
Domestic Fixed Income	15.2
Short Term Investments	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
7

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	54.9%
	International Equity	34.4
	Domestic Fixed Income	10.2
	Short Term Investments	0.0*
	Other Assets in Excess of Liabilities	0.5
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
8

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.2%
International Equity	34.5
Domestic Fixed Income	9.7
Short Term Investments	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
See accompanying notes to financial statements.
9

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	55.1%
International Equity	34.5
Domestic Fixed Income	9.7
Short Term Investments	0.1
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
See accompanying notes to financial statements.
10

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2018 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	54.9%
International Equity	34.4
Domestic Fixed Income	9.6
Short Term Investments	0.1
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.0%
State Street Equity 500 Index II Portfolio	2,418,042	$ 32,450,115
State Street Small/Mid Cap Equity Index Portfolio	474,953	6,098,401
		38,548,516
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	377,331	13,387,704
SPDR Portfolio Short Term Corporate Bond ETF	255,175	7,696,078
SPDR Portfolio Short Term Treasury ETF (b)	1,027,903	30,384,812
State Street Aggregate Bond Index Portfolio	3,957,399	38,465,921
		89,934,515
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,794,915	34,587,832
INTERNATIONAL EQUITY — 10.2%
State Street Global Equity ex-U.S. Index Portfolio	1,884,960	19,641,284
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	202,189	9,727,313
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $192,153,942)		192,439,460
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d)	405,677	$ 405,677
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	13,022,215	13,022,215
TOTAL SHORT-TERM INVESTMENTS (Cost $13,427,892)		$ 13,427,892
TOTAL INVESTMENTS—106.7% (Cost $205,581,834)		205,867,352
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.7)%		(12,978,527)
NET ASSETS—100.0%		$ 192,888,825

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown represents the rate at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 38,548,516	$—	$—	$ 38,548,516
Domestic Fixed Income	89,934,515	—	—	89,934,515
Inflation Linked	34,587,832	—	—	34,587,832
International Equity	19,641,284	—	—	19,641,284
Real Estate	9,727,313	—	—	9,727,313
Short-Term Investments	13,427,892	—	—	13,427,892
TOTAL INVESTMENTS	$205,867,352	$—	$—	$205,867,352
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,261,325	$ 24,330,959	$ 13,587,419	$ 3,309,237	$(126,718)	$ 105,409	1,794,915	$ 34,587,832	$ 78,875	$—
SPDR Bloomberg Barclays High Yield Bond ETF	257,521	9,456,171	6,618,785	2,216,716	7,159	(477,695)	377,331	13,387,704	302,147	—
SPDR Dow Jones Global Real Estate ETF	138,619	6,775,697	3,928,868	862,301	(63,763)	(51,188)	202,189	9,727,313	156,909	—
SPDR Portfolio Short Term Corporate Bond ETF	177,386	5,396,082	3,751,237	1,384,567	(16,760)	(49,914)	255,175	7,696,078	62,779	—
SPDR Portfolio Short Term Treasury ETF	714,687	21,351,060	12,251,316	2,904,410	(91,909)	(221,245)	1,027,903	30,384,812	212,756	—
State Street Aggregate Bond Index Portfolio	2,706,569	27,065,687	15,540,497	3,113,756	(165,238)	(861,269)	3,957,399	38,465,921	429,509	—
State Street Equity 500 Index II Portfolio	1,722,843	22,517,564	12,501,414	3,221,401	535,843	116,695	2,418,042	32,450,115	—	—
State Street Global Equity ex-U.S. Index Portfolio	1,271,615	13,746,163	8,174,907	1,463,458	297,723	(1,114,051)	1,884,960	19,641,284	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,512,269	1,512,269	57,524,570	58,631,162	—	—	405,677	405,677	6,293	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	109,240,770	96,218,555	—	—	13,022,215	13,022,215	82,504	—
State Street Small/Mid Cap Equity Index Portfolio	350,686	4,243,297	2,215,100	705,021	148,907	196,118	474,953	6,098,401	—	—
Total		$136,394,949	$245,334,883	$174,030,584	$ 525,244	$(2,357,140)		$205,867,352	$1,331,772	$—
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 22.3%
State Street Equity 500 Index II Portfolio	3,964,672	$ 53,205,895
State Street Small/Mid Cap Equity Index Portfolio	702,407	9,018,914
		62,224,809
DOMESTIC FIXED INCOME — 40.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	548,115	19,447,120
SPDR Portfolio Short Term Corporate Bond ETF	231,626	6,985,840
SPDR Portfolio Short Term Treasury ETF	926,610	27,390,592
State Street Aggregate Bond Index Portfolio	6,180,640	60,075,822
		113,899,374
INFLATION LINKED — 20.2%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,934,392	56,545,440
INTERNATIONAL EQUITY — 11.7%
State Street Global Equity ex-U.S. Index Portfolio	3,134,453	32,661,000
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF	293,597	14,124,952
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $277,742,051)		279,455,575
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d)	287,020	$ 287,020
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	18,106,811	18,106,811
TOTAL SHORT-TERM INVESTMENTS (Cost $18,393,831)		$ 18,393,831
TOTAL INVESTMENTS—106.6% (Cost $296,135,882)		297,849,406
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.6)%		(18,354,627)
NET ASSETS—100.0%		$ 279,494,779

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 62,224,809	$—	$—	$ 62,224,809
Domestic Fixed Income	113,899,374	—	—	113,899,374
Inflation Linked	56,545,440	—	—	56,545,440
International Equity	32,661,000	—	—	32,661,000
Real Estate	14,124,952	—	—	14,124,952
Short-Term Investments	18,393,831	—	—	18,393,831
TOTAL INVESTMENTS	$297,849,406	$—	$—	$297,849,406
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2015 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,695,928	$ 52,004,451	$ 13,053,881	$ 8,429,868	$ (319,970)	$ 236,946	2,934,392	$ 56,545,440	$ 131,475	$—
SPDR Bloomberg Barclays High Yield Bond ETF	471,983	17,331,216	8,209,531	5,416,672	(58,275)	(618,680)	548,115	19,447,120	440,853	—
SPDR Dow Jones Global Real Estate ETF	253,572	12,394,599	3,721,944	1,776,274	(100,793)	(114,524)	293,597	14,124,952	228,239	—
SPDR Portfolio Short Term Corporate Bond ETF	162,611	4,946,627	3,381,666	1,291,291	(18,908)	(32,254)	231,626	6,985,840	49,886	—
SPDR Portfolio Short Term Treasury ETF	645,897	19,295,979	10,452,143	2,108,813	(49,737)	(198,980)	926,610	27,390,592	167,020	—
State Street Aggregate Bond Index Portfolio	5,447,111	54,471,108	14,145,046	6,794,566	(344,438)	(1,401,328)	6,180,640	60,075,822	689,864	—
State Street Equity 500 Index II Portfolio	3,712,837	48,526,773	11,962,031	8,667,078	1,308,820	75,349	3,964,672	53,205,895	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,782,326	30,076,951	7,922,301	4,092,236	767,065	(2,013,081)	3,134,453	32,661,000	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	959,567	959,567	48,035,909	48,708,456	—	—	287,020	287,020	5,274	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	96,219,779	78,112,968	—	—	18,106,811	18,106,811	98,160	—
State Street Small/Mid Cap Equity Index Portfolio	648,841	7,850,978	1,770,000	1,140,000	197,779	340,157	702,407	9,018,914	—	—
Total		$247,858,249	$218,874,231	$166,538,222	$1,381,543	$(3,726,395)		$297,849,406	$1,810,771	$—
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 30.1%
State Street Equity 500 Index II Portfolio	16,230,651	$ 217,815,329
State Street Small/Mid Cap Equity Index Portfolio	3,543,661	45,500,611
		263,315,940
DOMESTIC FIXED INCOME — 32.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,527,923	54,210,708
SPDR Portfolio Long Term Treasury ETF	322,744	11,305,561
State Street Aggregate Bond Index Portfolio	22,440,490	218,121,566
		283,637,835
INFLATION LINKED — 15.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,560,317	126,416,652
SPDR Bloomberg Barclays TIPS ETF	235,364	13,069,763
		139,486,415
INTERNATIONAL EQUITY — 17.1%
State Street Global Equity ex-U.S. Index Portfolio	14,321,956	149,234,774
REAL ESTATE — 4.3%
SPDR Dow Jones Global Real Estate ETF	780,054	37,528,398
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $851,460,742)		873,203,362
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d)	1,120,955	$ 1,120,955
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	45,784,031	45,784,031
TOTAL SHORT-TERM INVESTMENTS (Cost $46,904,986)		$ 46,904,986
TOTAL INVESTMENTS—105.1% (Cost $898,365,728)		920,108,348
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.1)%		(44,880,721)
NET ASSETS—100.0%		$ 875,227,627

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$263,315,940	$—	$—	$263,315,940
Domestic Fixed Income	283,637,835	—	—	283,637,835
Inflation Linked	139,486,415	—	—	139,486,415
International Equity	149,234,774	—	—	149,234,774
Real Estate	37,528,398	—	—	37,528,398
Short-Term Investments	46,904,986	—	—	46,904,986
TOTAL INVESTMENTS	$920,108,348	$—	$—	$920,108,348
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,622,893	$ 89,175,606	$ 42,691,549	$ 5,376,650	$ (225,157)	$ 151,304	6,560,317	$126,416,652	$ 256,951	$—
SPDR Bloomberg Barclays High Yield Bond ETF	1,266,946	46,522,257	15,552,509	6,063,599	79,616	(1,880,075)	1,527,923	54,210,708	1,177,588	—
SPDR Bloomberg Barclays TIPS ETF	413,971	23,285,869	4,110,889	14,006,431	(242,849)	(77,715)	235,364	13,069,763	239,140	—
SPDR Dow Jones Global Real Estate ETF	636,734	31,123,558	9,505,069	2,656,014	(140,455)	(303,760)	780,054	37,528,398	571,992	—
SPDR Portfolio Long Term Treasury ETF	382,227	13,985,686	2,403,704	4,442,111	(97,238)	(544,480)	322,744	11,305,561	150,608	—
State Street Aggregate Bond Index Portfolio	19,384,934	193,849,339	43,639,000	13,317,989	(564,320)	(5,484,464)	22,440,490	218,121,566	2,409,927	—
State Street Equity 500 Index II Portfolio	15,046,398	196,656,415	39,068,118	23,612,498	4,032,201	1,671,093	16,230,651	217,815,329	—	—
State Street Global Equity ex-U.S. Index Portfolio	12,706,587	137,358,201	31,534,799	14,113,045	2,880,727	(8,425,908)	14,321,956	149,234,774	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,094,506	5,094,506	97,284,454	101,258,005	—	—	1,120,955	1,120,955	14,504	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	256,373,314	210,589,283	—	—	45,784,031	45,784,031	156,304	—
State Street Small/Mid Cap Equity Index Portfolio	3,453,558	41,788,055	7,764,982	6,826,989	1,421,783	1,352,780	3,543,661	45,500,611	—	—
Total		$778,839,492	$549,928,387	$402,262,614	$7,144,308	$(13,541,225)		$920,108,348	$4,977,014	$—
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 38.8%
State Street Equity 500 Index II Portfolio	23,310,759	$ 312,830,380
State Street Small/Mid Cap Equity Index Portfolio	5,994,130	76,964,628
		389,795,008
DOMESTIC FIXED INCOME — 28.1%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,680,361	59,619,208
SPDR Portfolio Long Term Treasury ETF	1,791,892	62,769,081
State Street Aggregate Bond Index Portfolio	16,452,844	159,921,646
		282,309,935
INFLATION LINKED — 7.7%
SPDR Bloomberg Barclays TIPS ETF (b)	1,393,126	77,360,287
INTERNATIONAL EQUITY — 23.3%
State Street Global Equity ex-U.S. Index Portfolio	22,445,447	233,881,558
REAL ESTATE — 1.8%
SPDR Dow Jones Global Real Estate ETF	367,833	17,696,446
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $965,165,103)		1,001,043,234
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d)	1,986,506	1,986,506
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	41,665,771	$ 41,665,771
TOTAL SHORT-TERM INVESTMENTS (Cost $43,652,277)		$ 43,652,277
TOTAL INVESTMENTS—104.0% (Cost $1,008,817,380)		1,044,695,511
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.0)%		(40,229,873)
NET ASSETS—100.0%		$ 1,004,465,638

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 389,795,008	$—	$—	$ 389,795,008
Domestic Fixed Income	282,309,935	—	—	282,309,935
Inflation Linked	77,360,287	—	—	77,360,287
International Equity	233,881,558	—	—	233,881,558
Real Estate	17,696,446	—	—	17,696,446
Short-Term Investments	43,652,277	—	—	43,652,277
TOTAL INVESTMENTS	$1,044,695,511	$—	$—	$1,044,695,511
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,359,223	$ 49,910,669	$ 16,985,670	$ 5,305,852	$ 68,206	$ (2,039,485)	1,680,361	$ 59,619,208	$1,282,842	$—
SPDR Bloomberg Barclays TIPS ETF	1,036,247	58,288,894	22,366,888	2,505,870	(85,821)	(703,804)	1,393,126	77,360,287	868,718	—
SPDR Dow Jones Global Real Estate ETF	256,072	12,516,799	5,881,996	588,239	(33,888)	(80,222)	367,833	17,696,446	249,798	—
SPDR Portfolio Long Term Treasury ETF	1,548,775	56,669,677	15,378,849	6,793,922	(900,127)	(1,585,396)	1,791,892	62,769,081	670,528	—
State Street Aggregate Bond Index Portfolio	12,478,413	124,784,128	44,329,814	5,296,862	(146,618)	(3,748,816)	16,452,844	159,921,646	1,627,468	—
State Street Equity 500 Index II Portfolio	20,090,344	262,580,800	66,568,652	23,831,935	4,006,991	3,505,872	23,310,759	312,830,380	—	—
State Street Global Equity ex-U.S. Index Portfolio	18,474,392	199,708,175	58,252,634	15,184,097	3,168,901	(12,064,055)	22,445,447	233,881,558	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,186,781	2,186,781	124,531,834	124,732,109	—	—	1,986,506	1,986,506	24,350	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	188,280,633	146,614,862	—	—	41,665,771	41,665,771	186,755	—
State Street Small/Mid Cap Equity Index Portfolio	5,428,619	65,686,288	16,209,567	9,434,820	1,957,456	2,546,137	5,994,130	76,964,628	—	—
Total		$832,332,211	$558,786,537	$340,288,568	$8,035,100	$(14,169,769)		$1,044,695,511	$4,910,459	$—
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 44.5%
State Street Equity 500 Index II Portfolio	25,033,912	$ 335,955,092
State Street Small/Mid Cap Equity Index Portfolio	7,566,755	97,157,135
		433,112,227
DOMESTIC FIXED INCOME — 25.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	867,296	30,771,662
SPDR Portfolio Long Term Treasury ETF (b)	2,697,760	94,501,184
State Street Aggregate Bond Index Portfolio	12,689,653	123,343,427
		248,616,273
INFLATION LINKED — 2.3%
SPDR Bloomberg Barclays TIPS ETF (b)	400,172	22,221,551
INTERNATIONAL EQUITY — 27.3%
State Street Global Equity ex-U.S. Index Portfolio	25,560,577	266,341,214
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $923,828,298)		970,291,265
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d)	2,402,088	2,402,088
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	22,360,372	$ 22,360,372
TOTAL SHORT-TERM INVESTMENTS (Cost $24,762,460)		$ 24,762,460
TOTAL INVESTMENTS—102.2% (Cost $948,590,758)		995,053,725
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.2)%		(21,195,434)
NET ASSETS—100.0%		$ 973,858,291

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$433,112,227	$—	$—	$433,112,227
Domestic Fixed Income	248,616,273	—	—	248,616,273
Inflation Linked	22,221,551	—	—	22,221,551
International Equity	266,341,214	—	—	266,341,214
Short-Term Investments	24,762,460	—	—	24,762,460
TOTAL INVESTMENTS	$995,053,725	$—	$—	$995,053,725
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	616,596	$ 22,641,405	$ 10,459,870	$ 1,384,470	$ 70,107	$ (1,015,250)	867,296	$ 30,771,662	$ 621,921	$—
SPDR Bloomberg Barclays TIPS ETF	291,802	16,413,862	6,610,563	569,223	(10,085)	(223,566)	400,172	22,221,551	251,326	—
SPDR Portfolio Long Term Treasury ETF	2,094,654	76,643,390	25,046,107	3,665,229	(240,250)	(3,282,834)	2,697,760	94,501,184	963,383	—
State Street Aggregate Bond Index Portfolio	9,758,539	97,585,390	32,874,196	3,949,866	(66,649)	(3,099,644)	12,689,653	123,343,427	1,301,348	—
State Street Equity 500 Index II Portfolio	20,629,499	269,627,548	78,391,783	20,253,697	3,792,686	4,396,772	25,033,912	335,955,092	—	—
State Street Global Equity ex-U.S. Index Portfolio	20,041,728	216,651,082	72,425,630	12,883,684	2,695,918	(12,547,732)	25,560,577	266,341,214	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,259,043	1,259,043	94,609,791	93,466,746	—	—	2,402,088	2,402,088	19,690	—
State Street Navigator Securities Lending Government Montey Market Portfolio	—	—	137,156,747	114,796,375	—	—	22,360,372	22,360,372	85,701	—
State Street Small/Mid Cap Equity Index Portfolio	6,549,784	79,252,393	22,720,051	10,459,877	2,330,472	3,314,096	7,566,755	97,157,135	—	—
Total		$780,074,113	$480,294,738	$261,429,167	$8,572,199	$(12,458,158)		$995,053,725	$3,243,369	$—
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 48.9%
State Street Equity 500 Index II Portfolio	21,946,091	$ 294,516,538
State Street Small/Mid Cap Equity Index Portfolio	7,575,312	97,267,003
		391,783,541
DOMESTIC FIXED INCOME — 20.4%
SPDR Bloomberg Barclays High Yield Bond ETF	55,679	1,975,491
SPDR Portfolio Long Term Treasury ETF	2,216,177	77,631,572
State Street Aggregate Bond Index Portfolio	8,584,332	83,439,707
		163,046,770
INTERNATIONAL EQUITY — 30.3%
State Street Global Equity ex-U.S. Index Portfolio	23,301,565	242,802,307
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $758,436,490)		797,632,618
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b)(c) (Cost $2,143,516)	2,143,516	$ 2,143,516
TOTAL INVESTMENTS—99.9% (Cost $760,580,006)		799,776,134
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		1,034,844
NET ASSETS—100.0%		$ 800,810,978

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$391,783,541	$—	$—	$391,783,541
Domestic Fixed Income	163,046,770	—	—	163,046,770
International Equity	242,802,307	—	—	242,802,307
Short-Term Investment	2,143,516	—	—	2,143,516
TOTAL INVESTMENTS	$799,776,134	$—	$—	$799,776,134
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	—	$ —	$ 1,988,761	$ —	$ —	$ (13,270)	55,679	$ 1,975,491	$ 12,918	$—
SPDR Portfolio Long Term Treasury ETF	1,570,857	57,477,658	25,302,335	2,475,776	(284,808)	(2,387,837)	2,216,177	77,631,572	780,987	—
State Street Aggregate Bond Index Portfolio	5,850,989	58,509,891	29,402,739	2,469,983	(44,795)	(1,958,145)	8,584,332	83,439,707	851,722	—
State Street Equity 500 Index II Portfolio	16,467,535	215,230,681	90,014,425	17,414,865	2,931,894	3,754,403	21,946,091	294,516,538	—	—
State Street Global Equity ex-U.S. Index Portfolio	16,628,131	179,750,100	81,657,959	9,259,303	1,975,993	(11,322,442)	23,301,565	242,802,307	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,695	1,564,695	108,367,957	107,789,136	—	—	2,143,516	2,143,516	18,651	—
State Street Small/Mid Cap Equity Index Portfolio	5,944,860	71,932,805	29,810,022	9,990,002	2,081,277	3,432,901	7,575,312	97,267,003	—	—
Total		$584,465,830	$366,544,198	$149,399,065	$6,659,561	$ (8,494,390)		$799,776,134	$1,664,278	$—
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 52.0%
State Street Equity 500 Index II Portfolio	18,135,566	$ 243,379,287
State Street Small/Mid Cap Equity Index Portfolio	7,250,083	93,091,070
		336,470,357
DOMESTIC FIXED INCOME — 15.2%
SPDR Portfolio Long Term Treasury ETF	1,790,225	62,710,686
State Street Aggregate Bond Index Portfolio	3,632,122	35,304,224
		98,014,910
INTERNATIONAL EQUITY — 32.4%
State Street Global Equity ex-U.S. Index Portfolio	20,108,803	209,533,729
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $607,240,072)		644,018,996
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b)(c) (Cost $828,430)	828,430	$ 828,430
TOTAL INVESTMENTS—99.7% (Cost $608,068,502)		644,847,426
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		1,900,505
NET ASSETS—100.0%		$ 646,747,931

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$336,470,357	$—	$—	$336,470,357
Domestic Fixed Income	98,014,910	—	—	98,014,910
International Equity	209,533,729	—	—	209,533,729
Short-Term Investment	828,430	—	—	828,430
TOTAL INVESTMENTS	$644,847,426	$—	$—	$644,847,426
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,230,947	$ 45,040,351	$ 22,508,980	$ 2,612,428	$ (51,977)	$ (2,174,240)	1,790,225	$ 62,710,686	$ 636,552	$—
State Street Aggregate Bond Index Portfolio	2,291,585	22,915,850	14,052,374	830,000	(13,948)	(820,052)	3,632,122	35,304,224	352,333	—
State Street Equity 500 Index II Portfolio	13,164,131	172,055,194	79,348,309	13,656,227	3,007,683	2,624,328	18,135,566	243,379,287	—	—
State Street Global Equity ex-U.S. Index Portfolio	13,911,675	150,385,201	75,602,873	8,475,193	2,102,391	(10,081,543)	20,108,803	209,533,729	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	977,747	977,747	78,486,989	78,636,306	—	—	828,430	828,430	12,892	—
State Street Small/Mid Cap Equity Index Portfolio	5,537,195	67,000,062	30,290,016	9,499,992	2,325,879	2,975,105	7,250,083	93,091,070	—	—
Total		$458,374,405	$300,289,541	$113,710,146	$7,370,028	$ (7,476,402)		$644,847,426	$1,001,777	$—
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 54.9%
State Street Equity 500 Index II Portfolio	12,965,308	$ 173,994,430
State Street Small/Mid Cap Equity Index Portfolio	5,966,541	76,610,388
		250,604,818
DOMESTIC FIXED INCOME — 10.2%
SPDR Portfolio Long Term Treasury ETF	1,263,463	44,258,477
State Street Aggregate Bond Index Portfolio	233,461	2,269,243
		46,527,720
INTERNATIONAL EQUITY — 34.4%
State Street Global Equity ex-U.S. Index Portfolio	15,069,093	157,019,949
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $429,787,775)		454,152,487
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c)(d) (Cost $184,249)	184,249	184,249
TOTAL INVESTMENTS—99.5% (Cost $429,972,024)		454,336,736
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		2,314,444
NET ASSETS—100.0%		$ 456,651,180

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$250,604,818	$—	$—	$250,604,818
Domestic Fixed Income	46,527,720	—	—	46,527,720
International Equity	157,019,949	—	—	157,019,949
Short-Term Investment	184,249	—	—	184,249
TOTAL INVESTMENTS	$454,336,736	$—	$—	$454,336,736
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	806,650	$ 29,515,324	$ 18,487,509	$ 2,307,331	$ (250,563)	$(1,186,462)	1,263,463	$ 44,258,477	$437,351	$—
State Street Aggregate Bond Index Portfolio	—	—	2,287,375	10,000	(145)	(7,987)	233,461	2,269,243	7,374	—
State Street Equity 500 Index II Portfolio	8,771,581	114,644,564	65,212,879	9,730,333	1,832,265	2,035,055	12,965,308	173,994,430	—	—
State Street Global Equity ex-U.S. Index Portfolio	9,683,484	104,678,466	64,572,298	6,224,662	1,345,174	(7,351,327)	15,069,093	157,019,949	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,194	581,194	75,619,694	76,016,639	—	—	184,249	184,249	11,146	—
State Street Small/Mid Cap Equity Index Portfolio	4,225,019	51,122,726	29,001,760	7,783,941	1,772,681	2,497,162	5,966,541	76,610,388	—	—
Total		$300,542,274	$255,181,515	$102,072,906	$4,699,412	$(4,013,559)		$454,336,736	$455,871	$—
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 55.2%
State Street Equity 500 Index II Portfolio	8,397,691	$ 112,697,011
State Street Small/Mid Cap Equity Index Portfolio	3,911,262	50,220,607
		162,917,618
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	815,568	28,568,939
INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	9,781,420	101,922,397
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $274,923,229)		293,408,954
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b)(c) (Cost $377,264)	377,264	377,264
TOTAL INVESTMENTS—99.5% (Cost $275,300,493)		293,786,218
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		1,411,678
NET ASSETS—100.0%		$ 295,197,896

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$162,917,618	$—	$—	$162,917,618
Domestic Fixed Income	28,568,939	—	—	28,568,939
International Equity	101,922,397	—	—	101,922,397
Short-Term Investment	377,264	—	—	377,264
TOTAL INVESTMENTS	$293,786,218	$—	$—	$293,786,218
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	569,877	$ 20,851,799	$ 9,915,692	$ 1,221,661	$ (110,357)	$ (866,534)	815,568	$ 28,568,939	$283,032	$—
State Street Equity 500 Index II Portfolio	6,186,960	80,863,563	35,650,657	6,453,111	1,268,449	1,367,453	8,397,691	112,697,011	—	—
State Street Global Equity ex-U.S. Index Portfolio	6,823,378	73,760,721	35,969,151	4,011,333	873,089	(4,669,231)	9,781,420	101,922,397	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	573,931	573,931	46,926,020	47,122,687	—	—	377,264	377,264	6,385	—
State Street Small/Mid Cap Equity Index Portfolio	2,977,585	36,028,778	15,849,994	4,480,000	1,049,067	1,772,768	3,911,262	50,220,607	—	—
Total		$212,078,792	$144,311,514	$63,288,792	$3,080,248	$(2,395,544)		$293,786,218	$289,417	$—
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 55.1%
State Street Equity 500 Index II Portfolio	3,414,569	$ 45,823,505
State Street Small/Mid Cap Equity Index Portfolio	1,590,980	20,428,186
		66,251,691
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	331,723	11,620,091
INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	3,978,063	41,451,420
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $114,052,990)		119,323,202
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b)(c) (Cost $147,493)	147,493	147,493
TOTAL INVESTMENTS—99.4% (Cost $114,200,483)		119,470,695
OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		677,791
NET ASSETS—100.0%		$ 120,148,486

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 66,251,691	$—	$—	$ 66,251,691
Domestic Fixed Income	11,620,091	—	—	11,620,091
International Equity	41,451,420	—	—	41,451,420
Short-Term Investment	147,493	—	—	147,493
TOTAL INVESTMENTS	$119,470,695	$—	$—	$119,470,695
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	218,345	$ 7,989,244	$ 5,697,272	$ 1,737,658	$ (160,155)	$ (168,612)	331,723	$ 11,620,091	$108,000	$—
State Street Equity 500 Index II Portfolio	2,371,392	30,994,088	17,924,271	4,136,146	762,073	279,219	3,414,569	45,823,505	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,616,740	28,286,957	17,832,495	3,124,093	680,659	(2,224,598)	3,978,063	41,451,420	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	184,759	184,759	29,606,282	29,643,548	—	—	147,493	147,493	3,724	—
State Street Small/Mid Cap Equity Index Portfolio	1,141,704	13,814,619	7,900,505	2,420,135	540,290	592,907	1,590,980	20,428,186	—	—
Total		$81,269,667	$78,960,825	$41,061,580	$1,822,867	$(1,521,084)		$119,470,695	$111,724	$—
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9% (a)
DOMESTIC EQUITY — 54.9%
State Street Equity 500 Index II Portfolio	547,387	$ 7,345,927
State Street Small/Mid Cap Equity Index Portfolio	254,517	3,267,999
		10,613,926
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	53,053	1,858,420
INTERNATIONAL EQUITY — 34.4%
State Street Global Equity ex-U.S. Index Portfolio	637,236	6,640,003
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $18,859,923)		19,112,349
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b)(c) (Cost $21,843)	21,843	21,843
TOTAL INVESTMENTS—99.0% (Cost $18,881,766)		19,134,192
OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		202,502
NET ASSETS—100.0%		$ 19,336,694

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$10,613,926	$—	$—	$10,613,926
Domestic Fixed Income	1,858,420	—	—	1,858,420
International Equity	6,640,003	—	—	6,640,003
Short-Term Investment	21,843	—	—	21,843
TOTAL INVESTMENTS	$19,134,192	$—	$—	$19,134,192
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	33,036	$ 1,208,787	$ 2,062,501	$ 1,370,750	$ (42,589)	$ 471	53,053	$ 1,858,420	$16,548	$—
State Street Equity 500 Index II Portfolio	357,976	4,678,748	4,189,439	1,662,337	249,319	(109,242)	547,387	7,345,927	—	—
State Street Global Equity ex-U.S. Index Portfolio	394,362	4,263,053	3,940,527	1,300,811	259,103	(521,869)	637,236	6,640,003	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,547	130,547	6,145,785	6,254,489	—	—	21,843	21,843	673	—
State Street Small/Mid Cap Equity Index Portfolio	172,166	2,083,218	1,828,035	811,233	137,597	30,382	254,517	3,267,999	—	—
Total		$12,364,353	$18,166,287	$11,399,620	$603,430	$(600,258)		$19,134,192	$17,221	$—
See accompanying notes to financial statements.
32

State Street Institutional Investment Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
ASSETS
Investments in affiliated issuers, at value*	$205,867,352	$297,849,406	$920,108,348	$1,044,695,511
Cash	7	31	31	100,830
Receivable for investments sold	1,283,983	4,613,954	19,620,901	16,940,812
Receivable for fund shares sold	96,937	70,778	567,204	1,489,670
Dividends receivable — affiliated issuers	603	798	2,271	4,202
Securities lending income receivable — unaffiliated issuers	2,671	3,199	16,319	—
Securities lending income receivable — affiliated issuers	15,294	25,028	21,040	36,469
Receivable from Adviser	64,405	68,093	114,176	108,463
TOTAL ASSETS	207,331,252	302,631,287	940,450,290	1,063,375,957
LIABILITIES
Payable upon return of securities loaned	13,022,215	18,106,811	45,784,031	41,665,771
Payable for investments purchased	1,305,668	4,310,258	18,961,775	16,976,888
Payable for fund shares repurchased	57,768	658,122	366,259	148,257
Advisory fee payable	7,987	11,627	36,212	41,344
Custodian fees payable	6,606	6,439	6,745	5,994
Administration fees payable	8,160	11,864	36,599	41,668
Distribution fees payable	21	16	47	30
Transfer agent fees payable	3,247	3,986	3,209	2,501
Sub-transfer agent fee payable	267	144	208	286
Registration and filing fees payable	1,126	12	1,268	1,404
Professional fees payable	24,862	24,844	24,712	24,702
Printing and postage fees payable	3,374	1,357	—	—
Accrued expenses and other liabilities	1,126	1,028	1,598	1,474
TOTAL LIABILITIES	14,442,427	23,136,508	65,222,663	58,910,319
NET ASSETS	$192,888,825	$279,494,779	$875,227,627	$1,004,465,638
NET ASSETS CONSIST OF:
Paid-in Capital	$190,170,947	$273,095,944	$834,750,541	$ 946,830,049
Undistributed (distribution in excess of) net investment income (loss)	1,385,342	1,860,923	4,968,460	4,786,840
Accumulated net realized gain (loss) on investments	1,047,018	2,824,388	13,766,006	16,970,618
Net unrealized appreciation (depreciation) on:
Investments — affiliated issuers	285,518	1,713,524	21,742,620	35,878,131
NET ASSETS	$192,888,825	$279,494,779	$875,227,627	$1,004,465,638
Class A
Net Assets	$ 99,569	$ 79,267	$ 227,296	$ 142,876
Shares Outstanding	9,299	7,333	20,071	12,189
Net asset value, offering and redemption price per share	$ 10.71	$ 10.81	$ 11.32	$ 11.72
Maximum sales charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$ 11.21	$ 11.32	$ 11.85	$ 12.27
Class I
Net Assets	$ 102,150	$ 43,314	$ 712,946	$ 2,180,922
Shares Outstanding	9,529	3,995	62,995	185,859
Net asset value, offering and redemption price per share	$ 10.72	$ 10.84	$ 11.32	$ 11.73
Class K
Net Assets	$192,687,106	$279,372,198	$874,287,385	$1,002,141,840
Shares Outstanding	18,004,080	25,783,187	77,210,853	85,281,396
Net asset value, offering and redemption price per share	$ 10.70	$ 10.84	$ 11.32	$ 11.75
COST OF INVESTMENTS:
Investments in affiliated issuers	205,581,834	296,135,882	898,365,728	1,008,817,380
* Includes investments in securities on loan, at value	$ 12,662,381	$ 17,600,812	$ 44,504,586	$ 40,501,485
See accompanying notes to financial statements.
33

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

995,053,725	$799,776,134	$644,847,426	$454,336,736	$293,786,218	$119,470,695	$19,134,192
30,152	13	10	60,473	7	3	1
13,200,000	11,920,000	10,183,309	7,929,775	4,422,206	1,809,805	271,000
1,896,778	1,678,905	1,543,094	1,661,019	1,294,083	648,795	257,009
3,919	3,006	2,103	1,544	1,066	573	94
7,845	—	—	—	—	—	—
19,263	—	—	—	—	—	—
84,089	74,282	77,893	64,189	61,538	54,323	36,721
1,010,295,771	813,452,340	656,653,835	464,053,736	299,565,118	121,984,194	19,699,017

22,360,372	—	—	—	—	—	—
13,680,729	12,498,472	9,749,899	7,290,292	4,239,932	1,739,967	276,802
279,440	43,055	68,830	40,875	69,547	51,457	46,727
40,146	33,010	26,770	18,826	12,173	4,921	793
5,974	5,790	5,913	6,037	6,032	5,982	6,029
40,441	33,235	26,973	18,952	12,236	4,985	856
39	27	63	31	38	23	19
2,014	2	8	5	5	—	—
302	25	110	40	9	113	149
1,833	1,753	1,425	1,867	1,359	1,873	—
24,705	24,754	24,780	24,819	24,838	24,874	24,890
—	—	—	—	—	—	4,255
1,485	1,239	1,133	812	1,053	1,513	1,803
36,437,480	12,641,362	9,905,904	7,402,556	4,367,222	1,835,708	362,323
$ 973,858,291	$800,810,978	$646,747,931	$456,651,180	$295,197,896	$120,148,486	$19,336,694

$ 906,757,925	$746,525,759	$596,583,251	$423,394,634	$270,616,024	$111,915,896	$18,328,624
2,975,583	1,361,800	754,602	286,169	178,965	69,382	11,545
17,661,816	13,727,291	12,631,154	8,605,665	5,917,182	2,892,996	744,099

46,462,967	39,196,128	36,778,924	24,364,712	18,485,725	5,270,212	252,426
$ 973,858,291	$800,810,978	$646,747,931	$456,651,180	$295,197,896	$120,148,486	$19,336,694

$ 188,009	$ 127,757	$ 301,601	$ 149,979	$ 182,823	$ 113,532	$ 92,285
15,691	10,472	24,573	12,154	14,871	9,226	7,719
$ 11.98	$ 12.20	$ 12.27	$ 12.34	$ 12.29	$ 12.31	$ 11.96
4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
$ 12.54	$ 12.77	$ 12.85	$ 12.92	$ 12.87	$ 12.89	$ 12.52

$ 1,765,140	$ 386,946	$ 1,083,549	$ 608,907	$ 241,433	$ 111,210	$ 105,588
147,354	31,729	88,169	49,291	19,633	9,022	8,826
$ 11.98	$ 12.20	$ 12.29	$ 12.35	$ 12.30	$ 12.33	$ 11.96

$ 971,905,142	$800,296,275	$645,362,781	$455,892,294	$294,773,640	$119,923,744	$19,138,821
81,028,516	65,468,159	52,475,571	36,910,067	23,969,414	9,745,772	1,600,276
$ 11.99	$ 12.22	$ 12.30	$ 12.35	$ 12.30	$ 12.31	$ 11.96

948,590,758	760,580,006	608,068,502	429,972,024	275,300,493	114,200,483	18,881,766
$ 21,738,486	$ —	$ —	$ —	$ —	$ —	$ —
34

State Street Institutional Investment Trust
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 301	$ 257	$ 790	$ 172
Dividend income — affiliated issuers	1,249,268	1,712,611	4,820,710	4,723,704
Unaffiliated securities lending income	24,709	35,898	77,598	68,098
Affiliated securities lending income	82,504	98,160	156,304	186,755
TOTAL INVESTMENT INCOME (LOSS)	1,356,782	1,846,926	5,055,402	4,978,729
EXPENSES
Advisory fee	47,806	70,628	216,433	239,426
Administration fees	47,806	70,628	216,433	239,426
Sub-transfer agent fee
Class A	—	—	—	—
Class I	—	11	74	152
Distribution fees
Class A	123	117	294	196
Custodian fees	14,940	15,103	15,661	15,600
Trustees’ fees and expenses	11,343	11,347	15,593	16,128
Transfer agent fees	47,024	45,987	48,143	49,096
Registration fees	44,387	48,838	64,394	66,603
Professional fees	24,538	24,617	25,189	25,235
Printing and postage fees	3,831	5,951	31,459	29,209
Insurance expense	18	33	116	119
Miscellaneous expenses	3,392	3,739	7,491	7,698
TOTAL EXPENSES	245,208	296,999	641,280	688,888
Expenses waived/reimbursed by the Adviser	(273,768)	(310,996)	(554,338)	(496,999)
NET EXPENSES	(28,560)	(13,997)	86,942	191,889
NET INVESTMENT INCOME (LOSS)	1,385,342	1,860,923	4,968,460	4,786,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	525,244	1,381,543	7,144,308	8,035,100
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	(2,357,140)	(3,726,395)	(13,541,225)	(14,169,769)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,831,896)	(2,344,852)	(6,396,917)	(6,134,669)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (446,554)	$ (483,929)	$ (1,428,457)	$ (1,347,829)
See accompanying notes to financial statements.
35

State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund

103	$ 114	$ 92	$ 579	$ 27	$ 17	$ 4
3,157,668	1,664,278	1,001,777	455,871	289,417	111,724	17,221
58,846	—	—	—	—	—	—
85,701	—	—	—	—	—	—
3,302,318	1,664,392	1,001,869	456,450	289,444	111,741	17,225

233,184	189,004	154,317	106,282	68,853	26,388	3,975
233,184	189,004	154,317	106,282	68,853	26,388	3,975

—	11	—	3	83	—	—
85	16	102	43	19	—	—

192	158	258	184	212	138	114
15,498	15,571	15,337	15,046	15,066	15,289	15,181
15,962	14,459	13,475	12,007	11,261	10,694	10,434
49,431	50,424	51,816	37,280	36,338	34,632	32,342
61,873	57,712	51,987	48,813	45,516	42,059	36,026
25,220	25,005	24,896	24,723	24,640	24,490	24,418
23,945	28,446	26,494	25,932	28,140	23,069	3,721
116	85	69	45	32	11	2
7,571	6,158	5,461	4,315	3,756	2,792	2,340
666,261	576,053	498,529	380,955	302,769	205,950	132,528
(339,526)	(273,461)	(251,262)	(210,674)	(192,291)	(163,591)	(126,848)
326,735	302,592	247,267	170,281	110,478	42,359	5,680
2,975,583	1,361,800	754,602	286,169	178,966	69,382	11,545

8,572,199	6,659,561	7,370,028	4,699,412	3,080,248	1,822,867	603,430

(12,458,158)	(8,494,390)	(7,476,402)	(4,013,559)	(2,395,544)	(1,521,084)	(600,258)
(3,885,959)	(1,834,829)	(106,374)	685,853	684,704	301,783	3,172
$ (910,376)	$ (473,029)	$ 648,228	$ 972,022	$ 863,670	$ 371,165	$ 14,717
36

State Street Institutional Investment Trust
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,385,342	$ 2,330,916	$ 1,860,923	$ 4,038,037
Net realized gain (loss)	525,244	2,065,711	1,381,543	3,760,659
Net change in unrealized appreciation/depreciation	(2,357,140)	2,926,586	(3,726,395)	6,347,950
Net increase (decrease) in net assets resulting from operations	(446,554)	7,323,213	(483,929)	14,146,646
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	—	(1,605)	—	(1,520)
Class I	—	(2,525)	—	(3,252)
Class K	—	(2,455,898)	—	(4,260,954)
Total distributions from net investment income	—	(2,460,028)	—	(4,265,726)
Net Realized Gains
Class A	—	(845)	—	(891)
Class I	—	(1,148)	—	(1,631)
Class K	—	(1,116,587)	—	(2,137,354)
Total distributions from net realized gains	—	(1,118,580)	—	(2,139,876)
Total distributions to shareholders	—	(3,578,608)	—	(6,405,602)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	—	20,000	—	149,000
Reinvestment of distributions	—	516	—	502
Cost of shares redeemed	—	(371,835)	(21,154)	(712,078)
Net increase (decrease) from capital share transactions	—	(351,319)	(21,154)	(562,576)
Class I
Proceeds from sale of shares sold	—	16,254	2,992	23,896
Reinvestment of distributions	—	3,673	—	4,883
Cost of shares redeemed	(36,129)	(535,489)	(147,761)	(724,408)
Net increase (decrease) from capital share transactions	(36,129)	(515,562)	(144,769)	(695,629)
Class K
Proceeds from sale of shares sold	85,805,768	94,443,715	71,622,251	207,348,195
Reinvestment of distributions	—	3,572,486	—	6,398,308
Cost of shares redeemed	(28,093,095)	(21,767,716)	(37,773,499)	(46,846,848)
Net increase (decrease) from capital share transactions	57,712,673	76,248,485	33,848,752	166,899,655
Net increase (decrease) in net assets from beneficial interest transactions	57,676,544	75,381,604	33,682,829	165,641,450
Net increase (decrease) in net assets during the period	57,229,990	79,126,209	33,198,900	173,382,494
Net assets at beginning of period	135,658,835	56,532,626	246,295,879	72,913,385
NET ASSETS AT END OF PERIOD	$192,888,825	$135,658,835	$279,494,779	$246,295,879
Undistributed (distribution in excess of) net investment income (loss)	$ 1,385,342	$ —	$ 1,860,923	$ —
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	—	1,950	—	14,466
Reinvestment of distributions	—	48	—	47
Shares redeemed	—	(34,366)	(1,977)	(65,467)
Net increase (decrease)	—	(32,368)	(1,977)	(50,954)
Class I
Shares sold	—	1,553	276	2,206
Reinvestment of distributions	—	343	—	451
Shares redeemed	(3,386)	(49,467)	(13,704)	(66,454)
Net increase (decrease)	(3,386)	(47,571)	(13,428)	(63,797)
Class K
Shares sold	7,989,908	8,866,173	6,593,067	19,401,928
Reinvestment of distributions	—	334,502	—	591,341
Shares redeemed	(2,628,298)	(2,044,773)	(3,482,762)	(4,406,789)
Net increase (decrease)	5,361,610	7,155,902	3,110,305	15,586,480
See accompanying notes to financial statements.
37

State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund
Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17

$ 4,968,460	$ 14,068,781	$ 4,786,840	$ 14,117,127	$ 2,975,583	$ 12,867,881
7,144,308	13,802,069	8,035,100	14,930,928	8,572,199	14,069,364
(13,541,225)	36,101,721	(14,169,769)	50,283,421	(12,458,158)	58,352,362
(1,428,457)	63,972,571	(1,347,829)	79,331,476	(910,376)	85,289,607

—	(2,432)	—	(1,924)	—	(1,770)
—	(13,413)	—	(42,022)	—	(32,056)
—	(15,192,934)	—	(15,569,224)	—	(14,495,060)
—	(15,208,779)	—	(15,613,170)	—	(14,528,886)

—	(1,025)	—	(691)	—	(490)
—	(4,935)	—	(13,100)	—	(7,692)
—	(5,590,706)	—	(4,853,284)	—	(3,478,192)
—	(5,596,666)	—	(4,867,075)	—	(3,486,374)
—	(20,805,445)	—	(20,480,245)	—	(18,015,260)

390,000	62,051	125,028	21,486	81,288	10,212
—	2,528	—	422	—	228
(288,165)	(108,862)	(96,451)	(98,652)	—	(97,561)
101,835	(44,283)	28,577	(76,744)	81,288	(87,121)

112,305	210,074	139,380	558,981	81,757	408,325
—	18,349	—	55,122	—	39,747
(77,823)	(426,853)	(187,679)	(773,218)	(32,389)	(483,638)
34,482	(198,430)	(48,299)	(159,115)	49,368	(35,566)

190,492,693	535,096,164	249,668,388	591,159,847	258,517,859	503,874,463
—	20,783,640	—	20,422,508	—	17,973,250
(90,436,104)	(59,031,999)	(76,262,487)	(46,745,552)	(64,672,869)	(35,446,298)
100,056,589	496,847,805	173,405,901	564,836,803	193,844,990	486,401,415
100,192,906	496,605,092	173,386,179	564,600,944	193,975,646	486,278,728
98,764,449	539,772,218	172,038,350	623,452,175	193,065,270	553,553,075
776,463,178	236,690,960	832,427,288	208,975,113	780,793,021	227,239,946
$875,227,627	$776,463,178	$1,004,465,638	$832,427,288	$973,858,291	$780,793,021
$ 4,968,460	$ —	$ 4,786,840	$ —	$ 2,975,583	$ —

33,448	5,532	10,490	1,888	6,749	899
—	223	—	36	—	19
(25,729)	(9,583)	(8,122)	(8,468)	—	(8,240)
7,719	(3,828)	2,368	(6,544)	6,749	(7,322)

9,939	19,100	11,860	50,152	6,827	36,085
—	1,624	—	4,715	—	3,329
(6,967)	(38,311)	(16,135)	(68,973)	(2,695)	(42,905)
2,972	(17,587)	(4,275)	(14,106)	4,132	(3,491)

16,767,142	48,954,273	21,099,857	52,977,235	21,455,365	44,782,114
—	1,839,260	—	1,744,023	—	1,504,038
(7,950,668)	(5,337,045)	(6,441,487)	(4,088,160)	(5,343,277)	(3,088,687)
8,816,474	45,456,488	14,658,370	50,633,098	16,112,088	43,197,465
38

State Street Institutional Investment Trust
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,361,800	$ 8,968,538	$ 754,602	$ 7,288,641
Net realized gain (loss)	6,659,561	11,088,912	7,370,028	8,186,450
Net change in unrealized appreciation/depreciation	(8,494,390)	46,713,844	(7,476,402)	42,476,472
Net increase (decrease) in net assets resulting from operations	(473,029)	66,771,294	648,228	57,951,563
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	—	(1,868)	—	(1,779)
Class I	—	(6,609)	—	(16,987)
Class K	—	(10,347,721)	—	(8,517,559)
Total distributions from net investment income	—	(10,356,198)	—	(8,536,325)
Net Realized Gains
Class A	—	(655)	—	(406)
Class I	—	(1,995)	—	(3,363)
Class K	—	(3,123,445)	—	(1,686,280)
Total distributions from net realized gains	—	(3,126,095)	—	(1,690,049)
Total distributions to shareholders	—	(13,482,293)	—	(10,226,374)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	10,500	20,000	193,441	43,703
Reinvestment of distributions	—	2,395	—	1,048
Cost of shares redeemed	(9,970)	(594,500)	(1)	(119,617)
Net increase (decrease) from capital share transactions	530	(572,105)	193,440	(74,866)
Class I
Proceeds from sale of shares sold	35,153	130,634	194,654	242,459
Reinvestment of distributions	—	8,604	—	20,349
Cost of shares redeemed	(19,668)	(743,409)	(24,383)	(193,056)
Net increase (decrease) from capital share transactions	15,485	(604,171)	170,271	69,752
Class K
Proceeds from sale of shares sold	264,470,045	376,829,302	226,064,287	277,503,308
Reinvestment of distributions	—	13,471,165	—	10,203,839
Cost of shares redeemed	(48,417,559)	(23,652,568)	(39,480,089)	(20,662,541)
Net increase (decrease) from capital share transactions	216,052,486	366,647,899	186,584,198	267,044,606
Net increase (decrease) in net assets from beneficial interest transactions	216,068,501	365,471,623	186,947,909	267,039,492
Net increase (decrease) in net assets during the period	215,595,472	418,760,624	187,596,137	314,764,681
Net assets at beginning of period	585,215,506	166,454,882	459,151,794	144,387,113
NET ASSETS AT END OF PERIOD	$800,810,978	$585,215,506	$646,747,931	$459,151,794
Undistributed (distribution in excess of) net investment income (loss)	$ 1,361,800	$ —	$ 754,602	$ —
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	864	1,647	15,712	3,995
Reinvestment of distributions	—	197	—	86
Shares redeemed	(795)	(49,500)	(1)	(9,935)
Net increase (decrease)	69	(47,656)	15,711	(5,854)
Class I
Shares sold	2,873	11,488	15,762	20,731
Reinvestment of distributions	—	709	—	1,667
Shares redeemed	(1,632)	(62,323)	(1,958)	(16,187)
Net increase (decrease)	1,241	(50,126)	13,804	6,211
Class K
Shares sold	21,486,565	33,047,693	18,315,341	24,510,510
Reinvestment of distributions	—	1,107,826	—	835,011
Shares redeemed	(3,923,117)	(2,050,562)	(3,185,959)	(1,794,529)
Net increase (decrease)	17,563,448	32,104,957	15,129,382	23,550,992
See accompanying notes to financial statements.
39

State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17

$ 286,169	$ 4,778,676	$ 178,966	$ 3,500,401	$ 69,382	$ 1,327,975
4,699,412	5,939,362	3,080,248	4,325,051	1,822,867	1,641,305
(4,013,559)	27,109,738	(2,395,544)	20,026,638	(1,521,084)	6,522,711
972,022	37,827,776	863,670	27,852,090	371,165	9,491,991

—	(2,280)	—	(1,886)	—	(1,771)
—	(14,438)	—	(4,718)	—	(2,052)
—	(5,660,307)	—	(4,151,805)	—	(1,574,709)
—	(5,677,025)	—	(4,158,409)	—	(1,578,532)

—	(587)	—	(479)	—	(450)
—	(3,227)	—	(1,047)	—	(455)
—	(1,265,028)	—	(921,088)	—	(348,847)
—	(1,268,842)	—	(922,614)	—	(349,752)
—	(6,945,867)	—	(5,081,023)	—	(1,928,284)

11,185	61,614	77,034	57,429	11,434	—
—	1,214	—	1,423	—	—
(2,219)	(362,477)	—	(167,595)	(1)	(100,335)
8,966	(299,649)	77,034	(108,743)	11,433	(100,335)

72,933	253,695	25,830	60,125	12,977	35,459
—	17,665	—	5,765	—	1,616
(235,762)	(515,481)	(24,840)	(257,661)	(7,126)	(249,178)
(162,829)	(244,121)	990	(191,771)	5,851	(212,103)

183,720,391	200,600,123	101,815,987	146,893,327	50,578,135	57,790,251
—	6,925,335	—	5,072,892	—	1,923,556
(29,234,091)	(14,048,966)	(20,125,190)	(10,432,999)	(12,553,961)	(4,390,583)
154,486,300	193,476,492	81,690,797	141,533,220	38,024,174	55,323,224
154,332,437	192,932,722	81,768,821	141,232,706	38,041,458	55,010,786
155,304,459	223,814,631	82,632,491	164,003,773	38,412,623	62,574,493
301,346,721	77,532,090	212,565,405	48,561,632	81,735,863	19,161,370
$456,651,180	$301,346,721	$295,197,896	$212,565,405	$120,148,486	$81,735,863
$ 286,169	$ —	$ 178,965	$ (1)	$ 69,382	$ —

891	5,188	6,001	5,307	908	—
—	99	—	117	—	—
(179)	(30,032)	(1)	(13,947)	(1)	(8,348)
712	(24,745)	6,000	(8,523)	907	(8,348)

5,874	22,069	2,093	5,242	1,050	3,092
—	1,443	—	473	—	132
(18,582)	(43,820)	(2,040)	(21,569)	(572)	(20,956)
(12,708)	(20,308)	53	(15,854)	478	(17,732)

14,808,993	17,734,634	8,256,842	13,176,913	4,091,665	5,074,651
—	565,796	—	416,152	—	157,928
(2,345,454)	(1,219,166)	(1,621,586)	(907,910)	(1,011,675)	(381,955)
12,463,539	17,081,264	6,635,256	12,685,155	3,079,990	4,850,624
40

State Street Institutional Investment Trust
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2060 Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,545	$ 191,323
Net realized gain (loss)	603,430	289,268
Net change in unrealized appreciation/depreciation	(600,258)	823,801
Net increase (decrease) in net assets resulting from operations	14,717	1,304,392
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	—	(1,667)
Class I	—	(1,981)
Class K	—	(224,161)
Total distributions from net investment income	—	(227,809)
Net Realized Gains
Class A	—	(937)
Class I	—	(966)
Class K	—	(109,326)
Total distributions from net realized gains	—	(111,229)
Total distributions to shareholders	—	(339,038)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,589	33,890
Reinvestment of distributions	—	928
Cost of shares redeemed	(10,013)	(136,369)
Net increase (decrease) from capital share transactions	(8,424)	(101,551)
Class I
Proceeds from sale of shares sold	4,656	2,392
Reinvestment of distributions	—	124
Cost of shares redeemed	(2,047)	(99,341)
Net increase (decrease) from capital share transactions	2,609	(96,825)
Class K
Proceeds from sale of shares sold	12,262,541	8,597,760
Reinvestment of distributions	—	333,487
Cost of shares redeemed	(5,278,979)	(1,035,771)
Net increase (decrease) from capital share transactions	6,983,562	7,895,476
Net increase (decrease) in net assets from beneficial interest transactions	6,977,747	7,697,100
Net increase (decrease) in net assets during the period	6,992,464	8,662,454
Net assets at beginning of period	12,344,230	3,681,776
NET ASSETS AT END OF PERIOD	$19,336,694	$12,344,230
Undistributed (distribution in excess of) net investment income (loss)	$ 11,545	$ —
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	133	3,269
Reinvestment of distributions	—	78
Shares redeemed	(823)	(11,605)
Net increase (decrease)	(690)	(8,258)
Class I
Shares sold	390	213
Reinvestment of distributions	—	10
Shares redeemed	(169)	(8,433)
Net increase (decrease)	221	(8,210)
Class K
Shares sold	1,020,207	752,172
Reinvestment of distributions	—	28,119
Shares redeemed	(439,411)	(92,506)
Net increase (decrease)	580,796	687,785
See accompanying notes to financial statements.
41

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.73	$10.12	$ 9.79	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.16	0.17	0.15	0.05
Net realized and unrealized gain (loss)	(0.08)	0.71	0.32	(0.21)	0.01
Total from investment operations	(0.02)	0.87	0.49	(0.06)	0.06
Distributions to shareholders from:
Net investment income	—	(0.17)	(0.15)	(0.17)	(0.03)
Net realized gains	—	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.26)	(0.16)	(0.18)	(0.03)
Net asset value, end of period	$10.71	$10.73	$10.12	$ 9.79	$10.03
Total return (c)	(0.19)%	8.65%	5.01%	(0.64)%	0.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 100	$ 100	$ 422	$ 408	$ 418
Ratios to Average Net Assets:
Total expenses (d)	0.51%(e)	0.61%	0.91%	1.40%	21.65%(e)
Net expenses (d)	0.22%(e)	0.20%	0.22%	0.26%	0.62%(e)
Net investment income (loss)	1.18%(e)	1.54%	1.68%	1.48%	1.82%(e)
Portfolio turnover rate	10%(f)	25%	37%	31%	8%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
42

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.73	$10.12	$ 9.79	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.19	0.19	0.19	0.05
Net realized and unrealized gain (loss)	(0.09)	0.71	0.32	(0.23)	0.02
Total from investment operations	(0.01)	0.90	0.51	(0.04)	0.07
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.17)	(0.19)	(0.04)
Net realized gains	—	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.18)	(0.20)	(0.04)
Net asset value, end of period	$10.72	$10.73	$10.12	$ 9.79	$10.03
Total return (c)	(0.09)%	8.92%	5.27%	(0.39)%	0.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 102	$ 139	$ 612	$ 653	$ 418
Ratios to Average Net Assets:
Total expenses (d)	0.25%(e)	0.36%	0.66%	1.15%	21.40%(e)
Net expenses (d)	(0.03)%(e)(f)	(0.05)%(f)	(0.03)%(f)	0.01%	0.37%(e)
Net investment income (loss)	1.42%(e)	1.78%	1.89%	1.94%	2.07%(e)
Portfolio turnover rate	10%(g)	25%	37%	31%	8%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired fund fees for the period ended June 30, 2018, the waiver exceed the total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
43

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.71	$ 10.12	$ 9.78	$ 10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.28	0.23	0.20	0.06
Net realized and unrealized gain (loss)	(0.09)	0.60	0.29	(0.25)	0.02
Total from investment operations	(0.01)	0.88	0.52	(0.05)	0.08
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.17)	(0.19)	(0.05)
Net realized gains	—	(0.09)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.18)	(0.20)	(0.05)
Net asset value, end of period	$ 10.70	$ 10.71	$ 10.12	$ 9.78	$10.03
Total return (c)	(0.09)%	8.83%	5.28%	(0.49)%	0.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$192,687	$135,420	$55,499	$22,265	$1,558
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.36%	0.66%	1.15%	25.06%(e)
Net expenses (d)	(0.03)%(e)(f)	(0.02)%(f)	(0.04)%(f)	0.01%	0.17%(e)
Net investment income (loss)	1.45%(e)	2.61%	2.23%	1.99%	2.59%(e)
Portfolio turnover rate	10%(g)	25%	37%	31%	8%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired fund fees for the period ended June 30, 2018, the waiver exceed the total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
44

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.84	$10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.16	0.17	0.17	0.05
Net realized and unrealized gain (loss)	(0.09)	0.85	0.41	(0.27)	0.03
Total from investment operations	(0.03)	1.01	0.58	(0.10)	0.08
Distributions to shareholders from:
Net investment income	—	(0.16)	(0.14)	(0.16)	(0.05)
Net realized gains	—	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	—	(0.26)	(0.21)	(0.21)	(0.05)
Net asset value, end of period	$10.81	$10.84	$10.09	$ 9.72	$10.03
Total return (c)	(0.28)%	10.02%	5.92%	(1.00)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 79	$ 101	$ 608	$ 585	$ 585
Ratios to Average Net Assets:
Total expenses (d)	0.46%(e)	0.52%	0.83%	5.32%	15.05%(e)
Net expenses (d)	0.24%(e)	0.19%	0.25%	0.27%	0.62%(e)
Net investment income (loss)	1.05%(e)	1.47%	1.73%	1.65%	2.06%(e)
Portfolio turnover rate	14%(f)	34%	49%	55%	39%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
45

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$10.85	$10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.19	0.19	0.23	0.06
Net realized and unrealized gain (loss)	(0.07)	0.86	0.41	(0.31)	0.03
Total from investment operations	(0.01)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	—	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$10.84	$10.85	$10.09	$ 9.72	$10.03
Total return (c)	(0.09)%	10.39%	6.19%	(0.75)%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 43	$ 189	$ 819	$1,030	$ 585
Ratios to Average Net Assets:
Total expenses (d)	0.23%(e)	0.27%	0.58%	5.07%	14.80%(e)
Net expenses (d)	0.01%(e)	(0.05)%(f)	0.01%	0.02%	0.37%(e)
Net investment income (loss)	1.11%(e)	1.79%	1.85%	2.32%	2.31%(e)
Portfolio turnover rate	14%(g)	34%	49%	55%	39%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees for the period ended June 30, 2018, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
46

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2015 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 10.85	$ 10.09	$ 9.72	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.29	0.28	0.22	0.06
Net realized and unrealized gain (loss)	(0.08)	0.76	0.32	(0.30)	0.03
Total from investment operations	(0.01)	1.05	0.60	(0.08)	0.09
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.10)	(0.07)	(0.05)	(0.00)(b)
Total distributions	—	(0.29)	(0.23)	(0.23)	(0.06)
Net asset value, end of period	$ 10.84	$ 10.85	$ 10.09	$ 9.72	$10.03
Total return (c)	(0.09)%	10.39%	6.19%	(0.74)%	0.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$279,372	$246,006	$71,486	$3,707	$1,740
Ratios to Average Net Assets:
Total expenses (d)	0.21%(e)	0.26%	0.58%	5.07%	18.68%(e)
Net expenses (d)	(0.01)%(e)(f)	(0.02)%(f)	(0.01)%(f)	0.02%	0.17%(e)
Net investment income (loss)	1.32%(e)	2.71%	2.72%	2.19%	2.50%(e)
Portfolio turnover rate	14%(g)	34%	49%	55%	39%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees for the period ended June 30, 2018, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
47

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.35	$10.29	$ 9.76	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.22	0.19	0.24	0.05
Net realized and unrealized gain (loss)	(0.09)	1.12	0.50	(0.41)	0.12
Total from investment operations	(0.03)	1.34	0.69	(0.17)	0.17
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.15)	(0.20)	(0.03)
Net realized gains	—	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.28)	(0.16)	(0.21)	(0.03)
Net asset value, end of period	$11.32	$11.35	$10.29	$ 9.76	$10.14
Total return (c)	(0.18)%	13.08%	7.07%	(1.71)%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 227	$ 140	$ 166	$ 125	$ 845
Ratios to Average Net Assets:
Total expenses (d)	0.40%(e)	0.40%	0.49%	0.80%	9.36%(e)
Net expenses (d)	0.27%(e)	0.26%	0.26%	0.26%	0.62%(e)
Net investment income (loss)	1.06%(e)	2.01%	1.92%	2.30%	2.32%(e)
Portfolio turnover rate	11%(f)	18%	28%	39%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
48

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.34	$10.27	$ 9.75	$10.14	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.25	0.16	0.33	0.06
Net realized and unrealized gain (loss)	(0.08)	1.13	0.54	(0.49)	0.11
Total from investment operations	(0.02)	1.38	0.70	(0.16)	0.17
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.17)	(0.22)	(0.03)
Net realized gains	—	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.31)	(0.18)	(0.23)	(0.03)
Net asset value, end of period	$11.32	$11.34	$10.27	$ 9.75	$10.14
Total return (c)	(0.18)%	13.38%	7.34%	(1.56)%	1.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 713	$ 680	$ 797	$1,811	$ 845
Ratios to Average Net Assets:
Total expenses (d)	0.17%(e)	0.15%	0.30%	0.55%	9.11%(e)
Net expenses (d)	0.04%(e)	0.01%	0.07%	0.01%	0.37%(e)
Net investment income (loss)	1.12%(e)	2.29%	1.54%	3.28%	2.57%(e)
Portfolio turnover rate	11%(f)	18%	28%	39%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.34	$ 10.28	$ 9.74	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.29	0.27	0.23	0.04
Net realized and unrealized gain (loss)	(0.08)	1.08	0.45	(0.39)	0.13
Total from investment operations	(0.02)	1.37	0.72	(0.16)	0.17
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.17)	(0.22)	(0.04)
Net realized gains	—	(0.08)	(0.01)	(0.01)	(0.00)(b)
Total distributions	—	(0.31)	(0.18)	(0.23)	(0.04)
Net asset value, end of period	$ 11.32	$ 11.34	$ 10.28	$ 9.74	$10.13
Total return (c)	(0.18)%	13.38%	7.45%	(1.57)%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$874,287	$775,643	$235,727	$52,303	$6,399
Ratios to Average Net Assets:
Total expenses (d)	0.15%(e)	0.15%	0.24%	0.55%	11.13%(e)
Net expenses (d)	0.02%(e)	0.02%	0.01%	0.01%	0.17%(e)
Net investment income (loss)	1.15%(e)	2.67%	2.60%	2.29%	1.62%(e)
Portfolio turnover rate	11%(f)	18%	28%	39%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
50

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.74	$10.33	$ 9.74	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.19	0.17	0.23	0.06
Net realized and unrealized gain (loss)	(0.06)	1.49	0.59	(0.44)	0.13
Total from investment operations	(0.02)	1.68	0.76	(0.21)	0.19
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.14)	(0.18)	(0.03)
Net realized gains	—	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	—	(0.27)	(0.17)	(0.21)	(0.03)
Net asset value, end of period	$11.72	$11.74	$10.33	$ 9.74	$10.16
Total return (c)	(0.17)%	16.25%	7.74%	(2.11)%	1.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 143	$ 115	$ 169	$ 159	$ 677
Ratios to Average Net Assets:
Total expenses (d)	0.39%(e)	0.40%	0.53%	1.56%	10.90%(e)
Net expenses (d)	0.29%(e)	0.28%	0.29%	0.28%	0.62%(e)
Net investment income (loss)	0.73%(e)	1.67%	1.65%	2.27%	2.38%(e)
Portfolio turnover rate	7%(f)	10%	21%	51%	13%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
51

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.74	$10.33	$ 9.74	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.26	0.15	0.37	0.06
Net realized and unrealized gain (loss)	(0.07)	1.45	0.63	(0.56)	0.14
Total from investment operations	(0.01)	1.71	0.78	(0.19)	0.20
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	—	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	—	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$11.73	$11.74	$10.33	$ 9.74	$10.16
Total return (c)	(0.09)%	16.54%	8.01%	(1.87)%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,181	$2,232	$2,110	$3,293	$ 677
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.15%	0.33%	1.31%	10.65%(e)
Net expenses (d)	0.05%(e)	0.03%	0.08%	0.03%	0.37%(e)
Net investment income (loss)	0.97%(e)	2.36%	1.53%	3.71%	5.10%(e)
Portfolio turnover rate	7%(f)	10%	21%	51%	13%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.75	$ 10.34	$ 9.75	$ 10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.30	0.29	0.29	0.05
Net realized and unrealized gain (loss)	(0.06)	1.41	0.49	(0.47)	0.15
Total from investment operations	0.00	1.71	0.78	(0.18)	0.20
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.20)	(0.04)
Net realized gains	—	(0.07)	(0.03)	(0.03)	(0.00)(b)
Total distributions	—	(0.30)	(0.19)	(0.23)	(0.04)
Net asset value, end of period	$ 11.75	$ 11.75	$ 10.34	$ 9.75	$10.16
Total return (c)	0.00%	16.52%	8.00%	(1.77)%	2.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,002,142	$830,080	$206,696	$21,815	$5,597
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.15%	0.28%	1.31%	11.75%(e)
Net expenses (d)	0.04%(e)	0.04%	0.04%	0.03%	0.17%(e)
Net investment income (loss)	1.00%(e)	2.63%	2.81%	2.86%	2.19%(e)
Portfolio turnover rate	7%(f)	10%	21%	51%	13%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
53

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.00	$10.39	$ 9.76	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.15	0.15	0.23	0.05
Net realized and unrealized gain (loss)	(0.04)	1.71	0.64	(0.44)	0.16
Total from investment operations	(0.02)	1.86	0.79	(0.21)	0.21
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.14)	(0.18)	(0.06)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.25)	(0.16)	(0.18)	(0.06)
Net asset value, end of period	$11.98	$12.00	$10.39	$ 9.76	$10.15
Total return (c)	(0.17)%	17.94%	8.04%	(2.07)%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 188	$ 107	$ 169	$ 159	$ 676
Ratios to Average Net Assets:
Total expenses (d)	0.39%(e)	0.40%	0.51%	0.84%	12.85%(e)
Net expenses (d)	0.32%(e)	0.31%	0.29%	0.28%	0.62%(e)
Net investment income (loss)	0.42%(e)	1.37%	1.47%	2.21%	2.05%(e)
Portfolio turnover rate	6%(f)	7%	18%	33%	18%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
54

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.98	$10.37	$ 9.76	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.25	0.14	0.35	0.06
Net realized and unrealized gain (loss)	(0.04)	1.64	0.65	(0.54)	0.16
Total from investment operations	0.00	1.89	0.79	(0.19)	0.22
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$11.98	$11.98	$10.37	$ 9.76	$10.15
Total return (c)	0.00%(d)	18.27%	8.10%	(1.83)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,765	$1,716	$1,522	$2,066	$ 676
Ratios to Average Net Assets:
Total expenses (e)	0.15%(f)	0.15%	0.30%	0.59%	12.59%(f)
Net expenses (e)	0.08%(f)	0.06%	0.08%	0.03%	0.37%(f)
Net investment income (loss)	0.62%(f)	2.25%	1.39%	3.52%	2.30%(f)
Portfolio turnover rate	6%(g)	7%	18%	33%	18%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
55

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.00	$ 10.38	$ 9.76	$ 10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.28	0.25	0.25	0.07
Net realized and unrealized gain (loss)	(0.05)	1.62	0.55	(0.44)	0.15
Total from investment operations	(0.01)	1.90	0.80	(0.19)	0.22
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.20)	(0.07)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.28)	(0.18)	(0.20)	(0.07)
Net asset value, end of period	$ 11.99	$ 12.00	$ 10.38	$ 9.76	$10.15
Total return (c)	(0.08)%	18.35%	8.20%	(1.83)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$971,905	$778,969	$225,549	$48,114	$3,243
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.15%	0.26%	0.59%	14.05%(e)
Net expenses (d)	0.07%(e)	0.06%	0.05%	0.03%	0.17%(e)
Net investment income (loss)	0.64%(e)	2.46%	2.48%	2.42%	2.64%(e)
Portfolio turnover rate	6%(f)	7%	18%	33%	18%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
56

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.20	$10.44	$ 9.78	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.06	0.15	0.17	0.06
Net realized and unrealized gain (loss)	(0.01)	1.96	0.67	(0.39)	0.15
Total from investment operations	0.00	2.02	0.82	(0.22)	0.21
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.13)	(0.15)	(0.04)
Net realized gains	—	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	—	(0.26)	(0.16)	(0.17)	(0.04)
Net asset value, end of period	$12.20	$12.20	$10.44	$ 9.78	$10.17
Total return (c)	0.00%(d)	19.34%	8.33%	(2.15)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 128	$ 127	$ 606	$ 489	$ 508
Ratios to Average Net Assets:
Total expenses (e)	0.42%(f)	0.42%	0.58%	2.08%	17.04%(f)
Net expenses (e)	0.35%(f)	0.31%	0.30%	0.28%	0.62%(f)
Net investment income (loss)	0.09%(f)	0.51%	1.48%	1.65%	2.53%(f)
Portfolio turnover rate	6%(g)	6%	18%	38%	7%(g)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
57

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.18	$10.43	$ 9.77	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.13	0.11	0.31	0.07
Net realized and unrealized gain (loss)	(0.00)(b)	1.91	0.74	(0.51)	0.15
Total from investment operations	0.02	2.04	0.85	(0.20)	0.22
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.16)	(0.18)	(0.05)
Net realized gains	—	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	—	(0.29)	(0.19)	(0.20)	(0.05)
Net asset value, end of period	$12.20	$12.18	$10.43	$ 9.77	$10.17
Total return (c)	0.16%	19.56%	8.61%	(2.00)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 387	$ 371	$ 840	$1,416	$ 508
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.17%	0.36%	1.83%	16.79%(e)
Net expenses (d)	0.09%(e)	0.07%	0.09%	0.03%	0.37%(e)
Net investment income (loss)	0.35%(e)	1.10%	1.08%	3.07%	2.78%(e)
Portfolio turnover rate	6%(f)	6%	18%	38%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
58

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.21	$ 10.44	$ 9.78	$ 10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.27	0.27	0.32	0.03
Net realized and unrealized gain (loss)	(0.01)	1.79	0.58	(0.51)	0.20
Total from investment operations	0.01	2.06	0.85	(0.19)	0.23
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.16)	(0.18)	(0.06)
Net realized gains	—	(0.07)	(0.03)	(0.02)	(0.00)(b)
Total distributions	—	(0.29)	(0.19)	(0.20)	(0.06)
Net asset value, end of period	$ 12.22	$ 12.21	$ 10.44	$ 9.78	$10.17
Total return (c)	0.08%	19.73%	8.60%	(1.90)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$800,296	$584,717	$165,008	$17,223	$3,208
Ratios to Average Net Assets:
Total expenses (d)	0.15%(e)	0.17%	0.33%	1.83%	17.89%(e)
Net expenses (d)	0.08%(e)	0.08%	0.06%	0.03%	0.17%(e)
Net investment income (loss)	0.36%(e)	2.34%	2.64%	3.12%	1.28%(e)
Portfolio turnover rate	6%(f)	6%	18%	38%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
59

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.26	$10.40	$ 9.71	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.12	0.13	0.21	0.06
Net realized and unrealized gain (loss)	0.01	1.99	0.72	(0.47)	0.16
Total from investment operations	0.01	2.11	0.85	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.13)	(0.16)	(0.09)
Net realized gains	—	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.25)	(0.16)	(0.16)	(0.09)
Net asset value, end of period	$12.27	$12.26	$10.40	$ 9.71	$10.13
Total return (c)	0.08%	20.29%	8.73%	(2.53)%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 302	$ 109	$ 153	$ 141	$ 506
Ratios to Average Net Assets:
Total expenses (d)	0.41%(e)	0.42%	0.57%	1.04%	18.29%(e)
Net expenses (d)	0.33%(e)	0.32%	0.29%	0.27%	0.62%(e)
Net investment income (loss)	0.01%(e)	1.07%	1.34%	2.07%	2.28%(e)
Portfolio turnover rate	6%(f)	6%	16%	38%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
60

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.26	$10.39	$ 9.71	$10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.24	0.09	0.40	0.06
Net realized and unrealized gain (loss)	0.02	1.91	0.78	(0.63)	0.16
Total from investment operations	0.03	2.15	0.87	(0.23)	0.22
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.19)	(0.09)
Net realized gains	—	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.28)	(0.19)	(0.19)	(0.09)
Net asset value, end of period	$12.29	$12.26	$10.39	$ 9.71	$10.13
Total return (c)	0.24%	20.59%	9.00%	(2.28)%	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,084	$ 912	$ 708	$1,501	$ 506
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.17%	0.38%	0.79%	18.04%(e)
Net expenses (d)	0.10%(e)	0.07%	0.10%	0.02%	0.37%(e)
Net investment income (loss)	0.22%(e)	2.14%	0.86%	4.02%	2.53%(e)
Portfolio turnover rate	6%(f)	6%	16%	38%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
61

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.27	$ 10.40	$ 9.72	$ 10.13	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.26	0.24	0.25	0.05
Net realized and unrealized gain (loss)	0.01	1.89	0.63	(0.47)	0.18
Total from investment operations	0.03	2.15	0.87	(0.22)	0.23
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.16)	(0.19)	(0.10)
Net realized gains	—	(0.05)	(0.03)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.28)	(0.19)	(0.19)	(0.10)
Net asset value, end of period	$ 12.30	$ 12.27	$ 10.40	$ 9.72	$10.13
Total return (c)	0.24%	20.69%	8.89%	(2.18)%	2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$645,363	$458,132	$143,526	$35,359	$1,512
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.17%	0.32%	0.79%	20.53%(e)
Net expenses (d)	0.08%(e)	0.07%	0.05%	0.02%	0.17%(e)
Net investment income (loss)	0.24%(e)	2.30%	2.31%	2.47%	1.90%(e)
Portfolio turnover rate	6%(f)	6%	16%	38%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
62

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.29	$10.36	$ 9.64	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.07	0.14	0.17	0.05
Net realized and unrealized gain (loss)	0.06	2.12	0.73	(0.43)	0.17
Total from investment operations	0.05	2.19	0.87	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.21)	(0.13)	(0.15)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.26)	(0.15)	(0.16)	(0.16)
Net asset value, end of period	$12.34	$12.29	$10.36	$ 9.64	$10.06
Total return (c)	0.41%	21.15%	9.04%	(2.64)%	2.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 150	$ 141	$ 375	$ 321	$ 335
Ratios to Average Net Assets:
Total expenses (d)	0.43%(e)	0.46%	0.82%	3.50%	30.47%(e)
Net expenses (d)	0.33%(e)	0.31%	0.29%	0.26%	0.62%(e)
Net investment income (loss)	(0.12)%(e)	0.62%	1.41%	1.63%	2.07%(e)
Portfolio turnover rate	6%(f)	5%	17%	35%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
63

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.29	$10.36	$ 9.64	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.20	0.15	0.30	0.06
Net realized and unrealized gain (loss)	0.05	2.02	0.75	(0.54)	0.16
Total from investment operations	0.06	2.22	0.90	(0.24)	0.22
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.16)	(0.17)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.18)	(0.18)	(0.16)
Net asset value, end of period	$12.35	$12.29	$10.36	$ 9.64	$10.06
Total return (c)	0.49%	21.45%	9.31%	(2.40)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 609	$ 762	$ 853	$ 782	$ 335
Ratios to Average Net Assets:
Total expenses (d)	0.19%(e)	0.21%	0.59%	3.25%	30.22%(e)
Net expenses (d)	0.09%(e)	0.06%	0.06%	0.01%	0.37%(e)
Net investment income (loss)	0.11%(e)	1.73%	1.46%	2.97%	2.32%(e)
Portfolio turnover rate	6%(f)	5%	17%	35%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.29	$ 10.36	$ 9.63	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.28	0.27	0.30	0.06
Net realized and unrealized gain (loss)	0.05	1.94	0.64	(0.55)	0.17
Total from investment operations	0.06	2.22	0.91	(0.25)	0.23
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.16)	(0.17)	(0.17)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.18)	(0.18)	(0.17)
Net asset value, end of period	$ 12.35	$ 12.29	$ 10.36	$ 9.63	$10.06
Total return (c)	0.49%	21.45%	9.31%	(2.40)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$455,892	$300,444	$76,304	$8,374	$ 335
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.21%	0.57%	3.25%	30.02%(e)
Net expenses (d)	0.08%(e)	0.07%	0.05%	0.01%	0.17%(e)
Net investment income (loss)	0.13%(e)	2.39%	2.62%	2.99%	2.53%(e)
Portfolio turnover rate	6%(f)	5%	17%	35%	5%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
65

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.26	$10.34	$ 9.62	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.10	0.13	0.16	0.05
Net realized and unrealized gain (loss)	0.04	2.09	0.74	(0.45)	0.16
Total from investment operations	0.03	2.19	0.87	(0.29)	0.21
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.13)	(0.15)	(0.15)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.27)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$12.29	$12.26	$10.34	$ 9.62	$10.06
Total return (c)	0.24%	21.19%	9.07%	(2.85)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 183	$ 109	$ 180	$ 160	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.57%(e)	0.50%	1.15%	4.90%	59.96%(e)
Net expenses (d)	0.43%(e)	0.31%	0.29%	0.27%	0.62%(e)
Net investment income (loss)	(0.21)%(e)	0.86%	1.35%	1.61%	2.03%(e)
Portfolio turnover rate	6%(f)	5%	16%	35%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
66

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.24	$10.33	$ 9.62	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.15	0.08	0.43	0.06
Net realized and unrealized gain (loss)	0.05	2.06	0.80	(0.69)	0.16
Total from investment operations	0.06	2.21	0.88	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$12.30	$12.24	$10.33	$ 9.62	$10.06
Total return (c)	0.49%	21.30%	9.34%	(2.61)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 241	$ 240	$ 366	$ 795	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.23%(e)	0.25%	0.97%	4.65%	59.71%(e)
Net expenses (d)	0.09%(e)	0.06%	0.12%	0.02%	0.37%(e)
Net investment income (loss)	0.11%(e)	1.34%	0.76%	4.40%	2.28%(e)
Portfolio turnover rate	6%(f)	5%	16%	35%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
67

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.24	$ 10.33	$ 9.61	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.27	0.26	0.28	0.06
Net realized and unrealized gain (loss)	0.05	1.94	0.63	(0.55)	0.16
Total from investment operations	0.06	2.21	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.00)(b)	(0.00)(b)
Total distributions	—	(0.30)	(0.17)	(0.18)	(0.16)
Net asset value, end of period	$ 12.30	$ 12.24	$ 10.33	$ 9.61	$10.06
Total return (c)	0.49%	21.42%	9.35%	(2.71)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$294,774	$212,217	$48,016	$5,736	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.22%(e)	0.25%	0.90%	4.65%	59.52%(e)
Net expenses (d)	0.08%(e)	0.07%	0.05%	0.02%	0.17%(e)
Net investment income (loss)	0.13%(e)	2.37%	2.61%	2.82%	2.48%(e)
Portfolio turnover rate	6%(f)	5%	16%	35%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
68

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.25	$10.32	$ 9.60	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.12	0.13	0.16	0.05
Net realized and unrealized gain (loss)	0.07	2.07	0.74	(0.45)	0.16
Total from investment operations	0.06	2.19	0.87	(0.29)	0.21
Distributions to shareholders from:
Net investment income	—	(0.21)	(0.13)	(0.16)	(0.15)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.26)	(0.15)	(0.17)	(0.15)
Net asset value, end of period	$12.31	$12.25	$10.32	$ 9.60	$10.06
Total return (c)	0.49%	21.20%	9.06%	(2.90)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 114	$ 102	$ 172	$ 160	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.64%(e)	0.77%	2.34%	7.94%	59.87%(e)
Net expenses (d)	0.33%(e)	0.31%	0.29%	0.27%	0.62%(e)
Net investment income (loss)	(0.12)%(e)	1.04%	1.30%	1.62%	2.03%(e)
Portfolio turnover rate	11%(f)	7%	14%	40%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
69

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$12.25	$10.32	$ 9.60	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.11	0.16	0.22	0.06
Net realized and unrealized gain (loss)	0.07	2.11	0.73	(0.49)	0.16
Total from investment operations	0.08	2.22	0.89	(0.27)	0.22
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$12.33	$12.25	$10.32	$ 9.60	$10.06
Total return (c)	0.65%	21.60%	9.33%	(2.65)%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 111	$ 105	$ 271	$ 222	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.39%(e)	0.52%	2.09%	7.69%	59.62%(e)
Net expenses (d)	0.08%(e)	0.06%	0.04%	0.02%	0.37%(e)
Net investment income (loss)	0.13%(e)	0.95%	1.58%	2.20%	2.28%(e)
Portfolio turnover rate	11%(f)	7%	14%	40%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
70

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 12.23	$ 10.31	$ 9.59	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.31	0.26	0.27	0.06
Net realized and unrealized gain (loss)	0.07	1.90	0.63	(0.55)	0.16
Total from investment operations	0.08	2.21	0.89	(0.28)	0.22
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.15)	(0.18)	(0.16)
Net realized gains	—	(0.05)	(0.02)	(0.01)	(0.00)(b)
Total distributions	—	(0.29)	(0.17)	(0.19)	(0.16)
Net asset value, end of period	$ 12.31	$ 12.23	$ 10.31	$ 9.59	$10.06
Total return (c)	0.65%	21.53%	9.34%	(2.75)%	2.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$119,924	$81,529	$18,718	$3,043	$ 168
Ratios to Average Net Assets:
Total expenses (d)	0.39%(e)	0.51%	2.09%	7.69%	59.42%(e)
Net expenses (d)	0.08%(e)	0.07%	0.05%	0.02%	0.17%(e)
Net investment income (loss)	0.13%(e)	2.67%	2.61%	2.64%	2.48%(e)
Portfolio turnover rate	11%(f)	7%	14%	40%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
71

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.92	$10.09	$ 9.50	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.10	0.13	0.17	0.05
Net realized and unrealized gain (loss)	0.05	2.04	0.71	(0.45)	0.16
Total from investment operations	0.04	2.14	0.84	(0.28)	0.21
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.12)	(0.17)	(0.15)
Net realized gains	—	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	—	(0.31)	(0.25)	(0.28)	(0.15)
Net asset value, end of period	$11.96	$11.92	$10.09	$ 9.50	$10.06
Total return (c)	0.34%	21.24%	8.81%	(2.78)%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 92	$ 100	$ 168	$ 158	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.90%(e)	3.39%	11.61%	30.01%	59.73%(e)
Net expenses (d)	0.32%(e)	0.31%	0.30%	0.27%	0.62%(e)
Net investment income (loss)	(0.11)%(e)	0.91%	1.30%	1.68%	2.04%(e)
Portfolio turnover rate	32%(f)	18%	55%	73%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
72

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$11.91	$10.09	$ 9.50	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.15	0.15	0.20	0.06
Net realized and unrealized gain (loss)	0.04	2.01	0.71	(0.46)	0.16
Total from investment operations	0.05	2.16	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.14)	(0.19)	(0.16)
Net realized gains	—	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	—	(0.34)	(0.27)	(0.30)	(0.16)
Net asset value, end of period	$11.96	$11.91	$10.09	$ 9.50	$10.06
Total return (c)	0.42%	21.45%	9.09%	(2.53)%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 106	$ 103	$ 170	$ 162	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.65%(e)	3.13%	11.36%	29.76%	59.48%(e)
Net expenses (d)	0.07%(e)	0.06%	0.05%	0.02%	0.37%(e)
Net investment income (loss)	0.14%(e)	1.31%	1.51%	1.96%	2.29%(e)
Portfolio turnover rate	32%(f)	18%	55%	73%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
73

State Street Institutional Investment Trust
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Net asset value, beginning of period	$ 11.91	$ 10.08	$ 9.49	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.33	0.29	0.19	0.06
Net realized and unrealized gain (loss)	0.04	1.84	0.57	(0.45)	0.16
Total from investment operations	0.05	2.17	0.86	(0.26)	0.22
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.14)	(0.20)	(0.16)
Net realized gains	—	(0.11)	(0.13)	(0.11)	(0.00)(b)
Total distributions	—	(0.34)	(0.27)	(0.31)	(0.16)
Net asset value, end of period	$ 11.96	$ 11.91	$10.08	$ 9.49	$10.06
Total return (c)	0.42%	21.57%	8.98%	(2.53)%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,139	$12,141	$3,344	$ 269	$ 168
Ratios to Average Net Assets:
Total expenses (d)	1.67%(e)	3.07%	11.36%	29.76%	59.28%(e)
Net expenses (d)	0.07%(e)	0.07%	0.06%	0.02%	0.17%(e)
Net investment income (loss)	0.15%(e)	2.94%	2.91%	1.88%	2.49%(e)
Portfolio turnover rate	32%(f)	18%	55%	73%	7%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
74

State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" and collectively the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2015 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014	Diversified
Prior to September 4, 2018 (see Subsequent Event disclosure on Note 10) Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
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State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
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State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
The Funds’ investment adviser is contractually obligated until April 30, 2019 (i) to waive up to the full amount of the advisory fee payable by the Funds and/or (ii) to reimburse the Funds to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board.
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State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, each Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 78,569,544	$19,180,868
State Street Target Retirement 2015 Fund	74,618,543	39,716,796
State Street Target Retirement 2020 Fund	196,270,619	90,415,326
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State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

	Purchases	Sales
State Street Target Retirement 2025 Fund	$245,974,068	$68,941,596
State Street Target Retirement 2030 Fund	248,528,200	53,166,046
State Street Target Retirement 2035 Fund	258,176,242	41,609,930
State Street Target Retirement 2040 Fund	221,802,551	35,073,840
State Street Target Retirement 2045 Fund	179,561,821	26,056,267
State Street Target Retirement 2050 Fund	97,385,493	16,166,105
State Street Target Retirement 2055 Fund	49,354,545	11,418,032
State Street Target Retirement 2060 Fund	12,020,501	5,145,131
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 205,911,427	$ 2,706,571	$ 2,750,646	$ (44,075)
State Street Target Retirement 2015 Fund	296,807,833	4,793,819	3,752,246	1,041,573
State Street Target Retirement 2020 Fund	899,818,054	31,607,385	11,317,091	20,290,294
State Street Target Retirement 2025 Fund	1,009,583,143	44,847,078	9,734,710	35,112,368
State Street Target Retirement 2030 Fund	949,181,010	54,687,375	8,814,660	45,872,715
State Street Target Retirement 2035 Fund	760,865,728	43,930,184	5,019,778	38,910,406
State Street Target Retirement 2040 Fund	608,736,168	39,829,316	3,718,058	36,111,258
State Street Target Retirement 2045 Fund	430,162,387	25,469,797	1,295,448	24,174,349
State Street Target Retirement 2050 Fund	275,407,568	19,172,506	793,856	18,378,650
State Street Target Retirement 2055 Fund	114,252,876	5,384,498	166,679	5,217,819
State Street Target Retirement 2060 Fund	18,915,173	374,058	155,039	219,019
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect
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State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilitiesif any, as applicable. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2018.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Target Retirement Fund	$ 12,662,381	$ 13,022,215	$ —	$ 13,022,215
State Street Target Retirement 2015 Fund	17,600,812	18,106,811	—	18,106,811
State Street Target Retirement 2020 Fund	44,504,586	45,784,031	—	45,784,031
State Street Target Retirement 2025 Fund	40,501,485	41,665,771	—	41,665,771
State Street Target Retirement 2030 Fund	21,738,486	22,360,372	—	22,360,372

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$13,022,215	$—	$—	$—	$13,022,215	$13,022,215
State Street Target Retirement 2015 Fund	Mutual Funds and Exchange Traded Products	18,106,811	—	—	—	18,106,811	18,106,811
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	45,784,031	—	—	—	45,784,031	45,784,031
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	41,665,771	—	—	—	41,665,771	41,665,771
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	22,360,372	—	—	—	22,360,372	22,360,372
80

State Street Institutional Investment Trust
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses . A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2018.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
Effective upon the close of business on September 4, 2018, Class A shares of the Funds will be closed to purchases (including exchanges from other State Street Funds) by new shareholders; however, Class A shares of the Funds may continue to be offered through financial intermediaries that currently have relationships with the Funds (“Intermediaries”) and to current shareholders having accounts directly with the Funds.
Effective upon the close of business on October 5, 2018, the Funds will no longer accept orders from existing shareholders, including Intermediaries, to purchase additional Class A shares. The closing does not affect the availability of other share classes of the Funds.
Effective on or about October 12, 2018, all existing Class A shares of each Fund will be combined with Class I shares of the same Fund by converting Class A shares to a number of Class I shares having a net asset value equal to the net asset value of the Class A shares subject to the conversion. The conversion will be a non-taxable, load-waived, minimum-waived, transaction. There will be no change in the aggregate net asset value of a shareholder’s investment in a Fund resulting from the conversion. Shareholders may redeem Class A shares of the Funds at any time until October 12, 2018.
Effective immediately, shareholders may redeem Class A shares of the Funds without being subject to the deferred sales charges described in the Prospectus.
In addition to the above, effective as of September 4, 2018, the contractual operating expense waiver and reimbursement agreement for each Fund is amended to lower the cap on total annual fund operating expenses, exclusive of certain fees and expenses, from 0.13% to 0.09% of each Fund’s average daily net assets on an annual basis.
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OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period
State Street Target Retirement Fund
Class A	0.22%	$ 998.10	$ 1.09	$1,023.70	$ 1.10
Class I	(0.03)	999.10	(0.15)	1,024.90	(0.15)
Class K	(0.03)	999.10	(0.15)	1,024.90	(0.15)
State Street Target Retirement 2015 Fund
Class A	0.24	997.20	1.19	1,023.60	1.20
Class I	0.01	999.10	0.05	1,024.70	0.05
Class K	(0.01)	999.10	(0.05)	1,024.80	(0.05)
State Street Target Retirement 2020 Fund
Class A	0.27	998.20	1.34	1,023.50	1.35
Class I	0.04	998.20	0.20	1,024.60	0.20
Class K	0.02	998.20	0.10	1,024.70	0.10
State Street Target Retirement 2025 Fund
Class A	0.29	998.30	1.44	1,023.40	1.45
Class I	0.05	999.10	0.25	1,024.50	0.25
Class K	0.04	1,000.00	0.20	1,024.60	0.20
State Street Target Retirement 2030 Fund
Class A	0.32	998.30	1.59	1,023.20	1.61
Class I	0.08	1,000.00	0.40	1,024.40	0.40
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State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period
Class K	0.07%	$ 999.20	$ 0.35	$1,024.40	$ 0.35
State Street Target Retirement 2035 Fund
Class A	0.35	1,000.00	1.74	1,023.10	1.76
Class I	0.09	1,001.60	0.45	1,024.30	0.45
Class K	0.08	1,000.80	0.40	1,024.40	0.40
State Street Target Retirement 2040 Fund
Class A	0.33	1,000.80	1.64	1,023.20	1.66
Class I	0.10	1,002.40	0.50	1,024.30	0.50
Class K	0.08	1,002.40	0.40	1,024.40	0.40
State Street Target Retirement 2045 Fund
Class A	0.33	1,004.10	1.64	1,023.20	1.66
Class I	0.09	1,004.90	0.45	1,024.30	0.45
Class K	0.08	1,004.90	0.40	1,024.40	0.40
State Street Target Retirement 2050 Fund
Class A	0.43	1,002.40	2.13	1,022.70	2.16
Class I	0.09	1,004.90	0.45	1,024.30	0.45
Class K	0.08	1,004.90	0.40	1,024.40	0.40
State Street Target Retirement 2055 Fund
Class A	0.33	1,004.90	1.64	1,023.20	1.66
Class I	0.08	1,006.50	0.40	1,024.40	0.40
Class K	0.08	1,006.50	0.40	1,024.40	0.40
State Street Target Retirement 2060 Fund
Class A	0.32	1,003.40	1.59	1,023.20	1.61
Class I	0.07	1,004.20	0.35	1,024.40	0.35
Class K	0.07	1,004.20	0.35	1,024.40	0.35

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual
84

State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
•	Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
85

State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust, providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
86

State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation, and compliance risks The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-and three-year periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street Target Retirement 2015 Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2020 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2025 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2035 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and its Lipper Index for the 3-year period. The Board also considered that the Fund underperformed its Lipper Index for the 1-year period.
State Street Target Retirement 2040 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and its Lipper Index for the 3-year period. The Board also considered that the Fund underperformed its Lipper Index for the 1-year period.
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State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

State Street Target Retirement 2045 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and its Lipper Index for the 3-year period. The Board also considered that the Fund underperformed its Lipper Index for the 1-year period.
State Street Target Retirement 2050 Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and its Lipper Index for the 3-year period. The Board also considered that the Fund underperformed its Lipper Index for the 1-year period.
State Street Target Retirement 2055 Fund. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period and the median of its Performance Universe for the 1- and 3-year periods, and underperformed the median of its Performance Group for the 3-year period and its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2060 Fund. The Board considered that the Fund underperformed the median of its Performance Group and its Lipper Index for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 1- and 3-year periods.
State Street Target Retirement Fund. The Board considered that the Fund underperformed the medians of its Performance Universe, Performance Group and its Lipper Index for the 1-year period, outperformed the medians of its Performance Group and Performance Universe for the 3-year period, and equaled the performance of its Lipper Index for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds.
State Street Target Retirement 2015 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
88

State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
89

State Street Institutional Investment Trust
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
90

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
State Street Financial Center
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSIITTRETSAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2018
State Street Institutional Investment Trust
State Street Disciplined International Equity Fund
State Street Disciplined U.S. Equity Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Disciplined International Equity Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	99.3%
Rights	0.1
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Financials	25.5%
Industrials	21.9
Health Care	10.5
Real Estate	7.3
Telecommunication Services	7.2
Consumer Staples	5.5
Utilities	4.9
Materials	4.5
Energy	4.5
Information Technology	3.9
Consumer Discretionary	3.7
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

State Street Disciplined U.S. Equity Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2018

% of Net Assets
Common Stocks	99.9%
Short-Term Investment	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Sector Breakdown as of June 30, 2018

% of Net Assets
Health Care	18.2%
Financials	17.7
Information Technology	16.3
Industrials	11.8
Utilities	11.3
Consumer Discretionary	10.2
Consumer Staples	10.0
Real Estate	2.0
Energy	1.4
Telecommunication Services	0.5
Materials	0.5
Short-Term Investment	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 11.8%
BHP Billiton, Ltd.	745	18,665
Caltex Australia, Ltd.	848	20,388
Coca-Cola Amatil, Ltd.	6,428	43,694
Insurance Australia Group, Ltd.	6,623	41,741
Macquarie Group, Ltd.	621	56,734
Mirvac Group REIT	24,763	39,702
Qantas Airways, Ltd.	10,558	48,053
Sonic Healthcare, Ltd.	401	7,268
South32, Ltd.	17,065	45,516
Stockland REIT	13,540	39,716
Wesfarmers, Ltd.	1,265	46,134
		407,611
BELGIUM — 1.2%
Ageas	845	42,630
CHINA — 1.0%
BOC Hong Kong Holdings, Ltd.	7,500	35,323
DENMARK — 4.7%
Danske Bank A/S	1,149	35,965
H Lundbeck A/S	722	50,732
Novo Nordisk A/S Class B	954	44,251
Orsted A/S (a)	536	32,421
		163,369
FINLAND — 0.3%
Stora Enso Oyj Class R	496	9,706
FRANCE — 4.4%
CNP Assurances	742	16,885
Eutelsat Communications SA	1,178	24,433
Gecina SA REIT	229	38,314
Sanofi	282	22,603
Vinci SA	514	49,426
		151,661
GERMANY — 3.8%
Allianz SE	263	54,357
Deutsche Lufthansa AG	1,359	32,686
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	208	43,968
		131,011
HONG KONG — 7.8%
CLP Holdings, Ltd.	4,000	43,082
Hang Seng Bank, Ltd.	2,100	52,517
HKT Trust & HKT, Ltd.	35,000	44,880
Jardine Matheson Holdings, Ltd.	400	25,240
Kerry Properties, Ltd.	5,000	23,931
Link REIT	5,500	50,230
Sun Hung Kai Properties, Ltd.	2,000	30,183
		270,063
ISRAEL — 0.9%
Bank Hapoalim BM	1,015	6,863
Bank Leumi Le-Israel BM	4,207	24,824
		31,687
Security Description	Shares	Value
ITALY — 2.1%
Eni SpA	2,466	45,796
Poste Italiane SpA (a)	3,003	25,139
		70,935
JAPAN — 33.0%
Alfresa Holdings Corp.	1,500	35,277
Asahi Glass Co., Ltd.	1,000	38,956
Asahi Kasei Corp.	3,000	38,135
Astellas Pharma, Inc.	2,800	42,696
Canon, Inc. (b)	1,300	42,615
Central Japan Railway Co.	200	41,457
Daiwa House Industry Co., Ltd.	900	30,681
FUJIFILM Holdings Corp.	1,100	42,961
Hitachi, Ltd.	7,000	49,395
Honda Motor Co., Ltd.	1,400	41,116
ITOCHU Corp.	2,200	39,873
Japan Airlines Co., Ltd.	1,100	39,009
Japan Post Holdings Co., Ltd.	4,400	48,185
JXTG Holdings, Inc.	2,550	17,731
Kajima Corp.	5,000	38,731
Kyushu Railway Co.	1,400	42,848
Marubeni Corp.	6,200	47,304
Medipal Holdings Corp.	300	6,034
Mitsubishi Corp.	1,600	44,462
Mitsui & Co., Ltd.	2,500	41,699
Mitsui Chemicals, Inc.	1,600	42,613
Nippon Express Co., Ltd.	300	21,776
Nippon Telegraph & Telephone Corp.	900	40,919
NTT DOCOMO, Inc.	1,900	48,416
Obayashi Corp.	2,800	29,146
Taisei Corp.	800	44,129
Taisho Pharmaceutical Holdings Co., Ltd.	300	35,128
Tokio Marine Holdings, Inc.	400	18,753
Tokyo Gas Co., Ltd.	1,600	42,476
Toyota Motor Corp.	700	45,312
		1,137,833
NETHERLANDS — 4.1%
Aegon NV	6,425	38,528
Koninklijke Ahold Delhaize NV	1,867	44,697
NN Group NV	1,114	45,315
Wolters Kluwer NV	207	11,663
		140,203
NORWAY — 3.7%
DNB ASA	1,909	37,311
Equinor ASA	1,726	45,827
Telenor ASA	2,184	44,790
		127,928
SINGAPORE — 2.9%
Oversea-Chinese Banking Corp., Ltd.	5,000	42,684
StarHub, Ltd.	21,700	26,419
United Overseas Bank, Ltd.	1,526	29,949
		99,052
SPAIN — 4.0%
ACS Actividades de Construccion y Servicios SA	865	35,045

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Aena SME SA (a)	221	40,124
Enagas SA (b)	803	23,476
Endesa SA (b)	1,796	39,621
		138,266
SWEDEN — 1.6%
Swedish Match AB	1,106	54,855
SWITZERLAND — 7.3%
ABB, Ltd.	456	9,970
Baloise Holding AG	300	43,597
Novartis AG	564	42,759
Roche Holding AG	188	41,758
Swiss Re AG	438	37,803
Swisscom AG (b)	94	41,957
Zurich Insurance Group AG	119	35,247
		253,091
UNITED KINGDOM — 4.7%
Centrica PLC	5,584	11,622
Direct Line Insurance Group PLC	7,160	32,414
International Consolidated Airlines Group SA	3,820	33,549
Kingfisher PLC	3,782	14,830
Lloyds Banking Group PLC	40,362	33,598
Smith & Nephew PLC	1,877	34,644
		160,657
TOTAL COMMON STOCKS (Cost $3,309,464)		3,425,881

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (c) (Cost $943)	865	891
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	10,129	10,129
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	87,894	87,894
TOTAL SHORT-TERM INVESTMENTS (Cost $98,023)		98,023
TOTAL INVESTMENTS — 102.2% (Cost $3,408,430)		3,524,795
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(75,377)
NET ASSETS — 100.0%		$ 3,449,418

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

EUR—	Euro

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 407,611	$—	$—	$ 407,611
Belgium	42,630	—	—	42,630
China	35,323	—	—	35,323
Denmark	163,369	—	—	163,369
Finland	9,706	—	—	9,706
France	151,661	—	—	151,661
Germany	131,011	—	—	131,011
Hong Kong	270,063	—	—	270,063
Israel	31,687	—	—	31,687
Italy	70,935	—	—	70,935
Japan	1,137,833	—	—	1,137,833
Netherlands	140,203	—	—	140,203
Norway	127,928	—	—	127,928
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$ 99,052	$—	$—	$ 99,052
Spain	138,266	—	—	138,266
Sweden	54,855	—	—	54,855
Switzerland	253,091	—	—	253,091
United Kingdom	160,657	—	—	160,657
Rights
Spain	891	—	—	891
Short-Term Investments	98,023	—	—	98,023
TOTAL INVESTMENTS	$3,524,795	$—	$—	$3,524,795
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,213	$7,213	$136,960	$134,044	$—	$—	10,129	$10,129	$202	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	729,035	641,141	—	—	87,894	87,894	534	—
Total		$7,213	$865,995	$775,185	$—	$—		$98,023	$736	$—
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED U.S. EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 4.2%
Harris Corp.	131	$ 18,935
Lockheed Martin Corp.	142	41,951
Raytheon Co.	203	39,215
Spirit AeroSystems Holdings, Inc. Class A	86	7,388
United Technologies Corp.	392	49,012
		156,501
BANKS — 6.1%
Bank of America Corp.	1,243	35,040
BB&T Corp.	717	36,165
JPMorgan Chase & Co.	535	55,747
M&T Bank Corp.	130	22,120
PNC Financial Services Group, Inc.	354	47,825
US Bancorp	685	34,264
		231,161
BEVERAGES — 2.5%
Coca-Cola Co.	827	36,272
Constellation Brands, Inc. Class A	86	18,823
PepsiCo, Inc.	355	38,649
		93,744
CAPITAL MARKETS — 2.0%
Bank of New York Mellon Corp.	587	31,657
S&P Global, Inc.	208	42,409
		74,066
COMMERCIAL SERVICES & SUPPLIES — 3.8%
KAR Auction Services, Inc.	750	41,100
Republic Services, Inc.	665	45,459
Waste Management, Inc.	684	55,637
		142,196
COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc.	1,440	61,963
Motorola Solutions, Inc.	473	55,043
		117,006
CONSUMER FINANCE — 0.6%
American Express Co.	229	22,442
CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	193	19,705
DIVERSIFIED CONSUMER SERVICES — 0.7%
H&R Block, Inc.	1,128	25,696
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	648	20,807
ELECTRIC UTILITIES — 5.4%
American Electric Power Co., Inc.	597	41,342
Eversource Energy	796	46,654
Exelon Corp.	1,217	51,844
Pinnacle West Capital Corp.	582	46,886
Xcel Energy, Inc.	363	16,582
		203,308
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
TE Connectivity, Ltd.	523	$ 47,101
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Simon Property Group, Inc. REIT	272	46,292
Spirit Realty Capital, Inc. REIT	3,447	27,679
		73,971
FOOD & STAPLES RETAILING — 2.8%
Sysco Corp.	811	55,383
Walmart, Inc.	580	49,677
		105,060
FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	831	38,085
Conagra Brands, Inc.	1,009	36,051
Tyson Foods, Inc. Class A	655	45,097
		119,233
GAS UTILITIES — 1.0%
UGI Corp.	755	39,313
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	727	44,340
Baxter International, Inc.	1,026	75,760
STERIS PLC	231	24,257
		144,357
HEALTH CARE PROVIDERS & SERVICES — 9.2%
Aetna, Inc.	150	27,525
Anthem, Inc.	79	18,804
Cigna Corp.	164	27,872
Encompass Health Corp.	273	18,487
Express Scripts Holding Co. (a)	260	20,075
HCA Healthcare, Inc.	497	50,992
Humana, Inc.	128	38,097
Quest Diagnostics, Inc.	368	40,458
UnitedHealth Group, Inc.	241	59,127
WellCare Health Plans, Inc. (a)	178	43,831
		345,268
HOTELS, RESTAURANTS & LEISURE — 4.0%
Carnival Corp.	676	38,741
Darden Restaurants, Inc.	527	56,421
McDonald's Corp.	217	34,002
Yum! Brands, Inc.	267	20,885
		150,049
HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	182	11,795
Kimberly-Clark Corp.	343	36,132
Procter & Gamble Co.	152	11,865
		59,792
INDUSTRIAL CONGLOMERATES — 1.2%
Honeywell International, Inc.	314	45,232
INSURANCE — 5.5%
Aflac, Inc.	1,076	46,289

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED U.S. EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Allstate Corp.	551	$ 50,290
FNF Group	295	11,098
Hartford Financial Services Group, Inc.	616	31,496
Marsh & McLennan Cos., Inc.	397	32,542
Reinsurance Group of America, Inc.	74	9,878
Travelers Cos., Inc.	214	26,181
		207,774
IT SERVICES — 4.4%
Accenture PLC Class A	126	20,612
Amdocs, Ltd.	568	37,596
Broadridge Financial Solutions, Inc.	303	34,875
International Business Machines Corp.	297	41,491
Paychex, Inc.	451	30,826
		165,400
LIFE SCIENCES TOOLS & SERVICES — 0.4%
PerkinElmer, Inc.	213	15,598
MACHINERY — 0.6%
Cummins, Inc.	165	21,945
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 3.4%
AGNC Investment Corp. REIT	2,007	37,310
Annaly Capital Management, Inc. REIT	4,235	43,578
MFA Financial, Inc. REIT	1,466	11,112
Starwood Property Trust, Inc. REIT	1,709	37,103
		129,103
MULTI-UTILITIES — 4.9%
Ameren Corp.	643	39,127
CenterPoint Energy, Inc.	1,519	42,092
DTE Energy Co.	402	41,659
MDU Resources Group, Inc.	324	9,292
Public Service Enterprise Group, Inc.	935	50,621
		182,791
OIL, GAS & CONSUMABLE FUELS — 1.4%
Occidental Petroleum Corp.	284	23,765
Valero Energy Corp.	255	28,262
		52,027
PHARMACEUTICALS — 4.8%
Eli Lilly & Co.	533	45,481
Johnson & Johnson	437	53,026
Merck & Co., Inc.	719	43,643
Pfizer, Inc.	1,040	37,731
		179,881
ROAD & RAIL — 2.1%
Ryder System, Inc.	433	31,115
Union Pacific Corp.	330	46,755
		77,870
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Intel Corp. (a)	1,129	$ 56,122
Maxim Integrated Products, Inc.	354	20,766
Texas Instruments, Inc.	520	57,330
		134,218
SOFTWARE — 1.4%
CA, Inc.	692	24,670
Intuit, Inc.	143	29,215
		53,885
SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	580	43,257
Home Depot, Inc.	210	40,971
TJX Cos., Inc.	212	20,178
		104,406
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.	316	58,495
HP, Inc.	1,613	36,599
		95,094
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Carter's, Inc.	330	35,769
PVH Corp.	270	40,424
VF Corp.	327	26,657
		102,850
TOTAL COMMON STOCKS (Cost $3,331,187)		3,758,850
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $68,542)	68,542	68,542
TOTAL INVESTMENTS — 101.7% (Cost $3,399,729)		3,827,392
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(63,147)
NET ASSETS — 100.0%		$ 3,764,245

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED U.S. EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 156,501	$—	$—	$ 156,501
Banks	231,161	—	—	231,161
Beverages	93,744	—	—	93,744
Capital Markets	74,066	—	—	74,066
Commercial Services & Supplies	142,196	—	—	142,196
Communications Equipment	117,006	—	—	117,006
Consumer Finance	22,442	—	—	22,442
Containers & Packaging	19,705	—	—	19,705
Diversified Consumer Services	25,696	—	—	25,696
Diversified Telecommunication Services	20,807	—	—	20,807
Electric Utilities	203,308	—	—	203,308
Electronic Equipment, Instruments & Components	47,101	—	—	47,101
Equity Real Estate Investment Trusts (REITS)	73,971	—	—	73,971
Food & Staples Retailing	105,060	—	—	105,060
Food Products	119,233	—	—	119,233
Gas Utilities	39,313	—	—	39,313
Health Care Equipment & Supplies	144,357	—	—	144,357
Health Care Providers & Services	345,268	—	—	345,268
Hotels, Restaurants & Leisure	150,049	—	—	150,049
Household Products	59,792	—	—	59,792
Industrial Conglomerates	45,232	—	—	45,232
Insurance	207,774	—	—	207,774
IT Services	165,400	—	—	165,400
Life Sciences Tools & Services	15,598	—	—	15,598
Machinery	21,945	—	—	21,945
Mortgage Real Estate Investment Trust (REITs)	129,103	—	—	129,103
Multi-Utilities	182,791	—	—	182,791
Oil, Gas & Consumable Fuels	52,027	—	—	52,027
Pharmaceuticals	179,881	—	—	179,881
Road & Rail	77,870	—	—	77,870
Semiconductors & Semiconductor Equipment	134,218	—	—	134,218
Software	53,885	—	—	53,885
Specialty Retail	104,406	—	—	104,406
Technology Hardware, Storage & Peripherals	95,094	—	—	95,094
Textiles, Apparel & Luxury Goods	102,850	—	—	102,850
Short-Term Investment	68,542	—	—	68,542
TOTAL INVESTMENTS	$3,827,392	$—	$—	$3,827,392
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,567	$8,567	$181,623	$121,648	$—	$—	68,542	$68,542	$365	$—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
ASSETS
Investments in unaffiliated issuers, at value*	$3,426,772	$3,758,850
Investments in affiliated issuers, at value	98,023	68,542
Total Investments	3,524,795	3,827,392
Foreign currency, at value	30,457	—
Cash	—	1
Receivable for investments sold	—	216,779
Dividends receivable — unaffiliated issuers	8,269	6,964
Dividends receivable — affiliated issuers	17	69
Securities lending income receivable — unaffiliated issuers	38	—
Receivable from Adviser	14,786	12,431
Receivable for foreign taxes recoverable	8,794	—
Prepaid expenses and other assets	1	—
TOTAL ASSETS	3,587,157	4,063,636
LIABILITIES
Payable upon return of securities loaned	87,894	—
Payable for investments purchased	—	255,130
Advisory fee payable	2,161	2,026
Custodian fees payable	8,817	3,422
Administration fees payable	144	156
Trustees’ fees and expenses payable	1,380	1,352
Transfer agent fees payable	615	615
Registration and filing fees payable	1,935	1,935
Professional fees payable	19,770	20,106
Printing and postage fees payable	14,486	14,019
Accrued expenses and other liabilities	537	630
TOTAL LIABILITIES	137,739	299,391
NET ASSETS	$3,449,418	$3,764,245
NET ASSETS CONSIST OF:
Paid-in Capital	$2,998,996	$3,000,000
Undistributed (distribution in excess of) net investment income (loss)	51,732	35,286
Accumulated net realized gain (loss) on investments and foreign currency transactions	282,721	301,296
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	116,365	427,663
Foreign currency translations	(396)	—
NET ASSETS	$3,449,418	$3,764,245
Class I
Net Assets	$3,449,418	$3,764,245
Shares Outstanding	300,000	300,000
Net asset value, offering and redemption price per share	$ 11.50	$ 12.55
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,310,407	$3,331,187
Investments in affiliated issuers	98,023	68,542
Total cost of investments	$3,408,430	$3,399,729
Foreign currency, at cost	$ 30,876	$ —
* Includes investments in securities on loan, at value	$ 121,493	$ —
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

	State Street Disciplined International Equity Fund	State Street Disciplined U.S. Equity Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 89,073	$ 47,117
Dividend income — affiliated issuers	202	365
Dividend income — non-cash transactions	942	—
Unaffiliated securities lending income	243	—
Affiliated securities lending income	534	—
Foreign taxes withheld	(12,264)	—
TOTAL INVESTMENT INCOME (LOSS)	78,730	47,482
EXPENSES
Advisory fee	13,274	12,197
Administration fees	885	938
Custodian fees	23,143	8,986
Trustees’ fees and expenses	10,411	10,432
Transfer agent fees	5,384	5,384
Registration fees	13,615	13,615
Professional fees	28,629	27,461
Printing and postage fees	3,670	3,691
Miscellaneous expenses	2,365	2,454
TOTAL EXPENSES	101,376	85,158
Expenses waived/reimbursed by the Adviser	(86,332)	(72,962)
NET EXPENSES	15,044	12,196
NET INVESTMENT INCOME (LOSS)	63,686	35,286
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	134,259	198,947
Foreign currency transactions	(1,553)	—
Net realized gain (loss)	132,706	198,947
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(338,455)	(245,223)
Foreign currency translations	(744)	—
Net change in unrealized appreciation/depreciation	(339,199)	(245,223)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(206,493)	(46,276)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(142,807)	$ (10,990)
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Disciplined International Equity Fund		State Street Disciplined U.S. Equity Fund
	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,686	$ 99,663	$ 35,286	$ 65,877
Net realized gain (loss)	132,706	216,275	198,947	220,350
Net change in unrealized appreciation/depreciation	(339,199)	438,722	(245,223)	391,737
Net increase (decrease) in net assets resulting from operations	(142,807)	754,660	(10,990)	677,964
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(108,756)	—	(68,064)
Net realized gains	—	(47,398)	—	(183,163)
Total distributions to shareholders	—	(156,154)	—	(251,227)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Cost of shares redeemed	—	(391)	—	—
Net increase (decrease) in net assets from beneficial interest transactions	—	(391)	—	—
Net increase (decrease) in net assets during the period	(142,807)	598,115	(10,990)	426,737
Net assets at beginning of period	3,592,225	2,994,110	3,775,235	3,348,498
NET ASSETS AT END OF PERIOD	$3,449,418	$3,592,225	$3,764,245	$3,775,235
Undistributed (distribution in excess of) net investment income (loss)	$ 51,732	$ (11,954)	$ 35,286	$ —
SHARES OF BENEFICIAL INTEREST:
Class I
Shares redeemed	—	(38)	—	—
Net increase (decrease)	—	(38)	—	—
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$11.97	$ 9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.33	0.22
Net realized and unrealized gain (loss)	(0.72)	2.18	0.12
Total from investment operations	(0.47)	2.51	0.34
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.24)
Net realized gains	—	(0.16)	(0.12)
Total distributions	—	(0.52)	(0.36)
Net asset value, end of period	$11.50	$11.97	$ 9.98
Total return (b)	(3.93)%	25.20%	3.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,449	$3,592	$2,994
Ratios to Average Net Assets:
Total expenses	5.73%(c)	5.93%	5.69%(c)
Net expenses	0.85%(c)	0.85%	0.85%(c)
Net investment income (loss)	4.29%(c)	2.89%	2.48%(c)
Portfolio turnover rate	37%(d)	49%	35%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DISCIPLINED U.S. EQUITY FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	For the Period 2/19/16* - 12/31/16
Net asset value, beginning of period	$12.58	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.23	0.18
Net realized and unrealized gain (loss)	(0.15)	2.03	1.23
Total from investment operations	(0.03)	2.26	1.41
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.18)
Net realized gains	—	(0.61)	(0.07)
Total distributions	—	(0.84)	(0.25)
Net asset value, end of period	$12.55	$12.58	$11.16
Total return (b)	(0.24)%	20.22%	14.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,764	$3,775	$3,348
Ratios to Average Net Assets:
Total expenses	4.54%(c)	4.76%	4.73%(c)
Net expenses	0.65%(c)	0.65%	0.65%(c)
Net investment income (loss)	1.88%(c)	1.90%	1.90%(c)
Portfolio turnover rate	31%(d)	50%	33%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" and collectively the "Funds"):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Disciplined International Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
State Street Disciplined U.S. Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended June 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Interest income is recorded daily on an accrual basis. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The State Street Disciplined International Equity Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the "Adviser" or "SSGA FM") understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fees
The Funds have entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, the Funds pay the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% and 0.65% of the State Street Disciplined International Equity Fund’s and State Street Disciplined U.S. Equity Fund’s average daily net assets, respectively.
The Adviser is contractually obligated until April 30, 2019, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% and 0.65% for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively, of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2019 except with the approval of the Board. For the period ended June 30, 2018, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $86,332 and $72,962 for the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund, respectively.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2018, the Funds' Class A shares have not commenced operations. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Disciplined International Equity Fund	1	100.00%
State Street Disciplined U.S. Equity Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees , who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2018, were as follows:
	Purchases	Sales
State Street Disciplined International Equity Fund	$1,311,063	$1,296,305
State Street Disciplined U.S. Equity Fund	1,205,650	1,178,407
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Disciplined International Equity Fund	$3,423,568	$274,867	$173,640	$101,227
State Street Disciplined U.S. Equity Fund	3,399,777	494,061	66,446	427,615
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Disciplined International Equity Fund	$ 121,493	$ 87,894	$ 39,245	$ 127,139

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:
		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Disciplined International Equity Fund	Common Stocks	$87,894	$—	$—	$—	$87,894	$87,894
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2018 (Unaudited)

8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2018.
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the State Street Disciplined International Equity Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Disciplined International Equity Fund
Class I	0.85%	$960.70	$4.13	$1,020.60	$4.26
State Street Disciplined U.S. Equity Fund
Class I	0.65	997.60	3.22	1,021.60	3.26

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Disciplined International Equity Fund and State Street Disciplined U.S. Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
•	Comparisons of the Fund’s performance over the one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ Administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the Funds;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreements effective June 1, 2018, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.
State Street Disciplined U.S. Equity Fund. The Board considered that the Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.
State Street Disciplined International Equity Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and outperformed its Lipper Index for the 1-year period. The Board took into account management’s discussion of the Fund’s performance and noted the Fund’s limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory while noting the Funds’ limited performance history.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders of the Funds.
State Street Disciplined U.S. Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Disciplined International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2018 (Unaudited)

The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
25

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Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
SSITDISCEQTYSAR
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

June 30, 2018

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND —

PORTFOLIO STATISTICS (UNAUDITED)

Portfolio Composition as of June 30, 2018

% of Net Assets
Mutual Funds and Exchange Traded Products	94.8%
Short-Term Investment	3.6
Other Assets in Excess of Liabilities	1.6
TOTAL	100.0%

(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

1

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.8%
UNITED STATES — 94.8%
State Street International Developed Equity Index Portfolio (a) (Cost $2,716,110,889)		$3,013,190,480

SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $116,190,402)	116,190,402	116,190,402

TOTAL INVESTMENTS — 98.4% (Cost $2,832,301,291)		3,129,380,882
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		49,838,352

NET ASSETS — 100.0%		$3,179,219,234

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

At June 30, 2018, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	JPY	419,891,000	USD	3,820,860	07/03/2018	$30,032
Bank of Montreal	AUD	715,000	USD	530,250	07/03/2018	1,973
Bank of Montreal	EUR	5,989,000	USD	6,944,030	07/03/2018	(48,430)
Bank of Montreal	HKD	5,824,000	USD	742,173	07/03/2018	(169)
Bank of Montreal	CHF	792,000	USD	799,985	07/03/2018	2,362
Bank of Montreal	AUD	933,000	USD	690,267	07/03/2018	920
Bank of Montreal	EUR	2,899,000	USD	3,382,840	07/03/2018	(1,889)
Barclays Capital	GBP	1,083,000	USD	1,434,757	07/03/2018	4,925
Barclays Capital	EUR	2,223,000	USD	2,582,447	07/03/2018	(13,017)
Barclays Capital	GBP	2,919,000	USD	3,849,508	07/03/2018	(4,303)
BNP Paribas SA	SGD	504,000	USD	377,007	07/03/2018	7,370
BNP Paribas SA	EUR	19,422,000	USD	22,722,120	07/03/2018	45,954
BNP Paribas SA	AUD	9,186,000	USD	6,951,386	07/03/2018	164,312
BNP Paribas SA	NZD	1,914,000	USD	1,342,872	07/03/2018	46,998
BNP Paribas SA	DKK	5,834,000	USD	916,963	07/03/2018	2,758
BNP Paribas SA	GBP	20,888,000	USD	27,834,576	07/03/2018	257,183
BNP Paribas SA	NOK	8,591,000	USD	1,051,066	07/03/2018	(2,993)
BNP Paribas SA	HKD	36,535,000	USD	4,661,253	07/03/2018	4,413
BNP Paribas SA	USD	5,487,081	JPY	594,874,000	07/03/2018	(116,485)
BNP Paribas SA	CHF	4,839,000	USD	4,934,839	07/03/2018	61,481
BNP Paribas SA	SEK	6,662,000	USD	756,058	07/03/2018	11,368
BNP Paribas SA	AUD	1,928,000	USD	1,423,344	07/03/2018	(1,159)
BNP Paribas SA	AUD	1,426,000	USD	1,058,865	07/03/2018	5,265
Citibank N.A.	EUR	425,361,657	USD	497,636,983	07/03/2018	1,005,767
Citibank N.A.	USD	517,041,528	EUR	442,843,157	07/03/2018	222
Citibank N.A.	EUR	442,843,157	USD	518,150,850	08/02/2018	(13,260)
Goldman Sachs Capital Markets L.P.	NZD	7,331,581	USD	5,144,101	07/03/2018	180,255
Goldman Sachs Capital Markets L.P.	SEK	705,129,531	USD	80,024,488	07/03/2018	1,203,838
Goldman Sachs Capital Markets L.P.	EUR	425,361,657	USD	497,643,363	07/03/2018	1,012,147
Goldman Sachs Capital Markets L.P.	SGD	56,606,299	USD	42,340,543	07/03/2018	825,105
Goldman Sachs Capital Markets L.P.	CHF	607,000	USD	610,636	07/03/2018	(673)
Goldman Sachs Capital Markets L.P.	JPY	210,693,000	USD	1,908,925	07/03/2018	6,763
Goldman Sachs Capital Markets L.P.	SEK	4,899,000	USD	551,077	07/03/2018	3,458
Goldman Sachs Capital Markets L.P.	JPY	567,671,000	USD	5,165,238	07/03/2018	40,234
Goldman Sachs Capital Markets L.P.	SEK	3,624,000	USD	408,771	07/03/2018	3,674
Goldman Sachs Capital Markets L.P.	CHF	1,211,000	USD	1,224,199	07/03/2018	4,601

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

2

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	USD	41,885,075	SGD	57,110,299	07/03/2018	$—
Goldman Sachs Capital Markets L.P.	USD	6,259,720	NZD	9,245,581	07/03/2018	(1)
Goldman Sachs Capital Markets L.P.	USD	517,041,528	EUR	442,843,157	07/03/2018	222
Goldman Sachs Capital Markets L.P.	USD	80,518,056	SEK	720,314,531	07/03/2018	—
Goldman Sachs Capital Markets L.P.	SGD	57,110,299	USD	41,901,977	08/02/2018	(6,918)
Goldman Sachs Capital Markets L.P.	NZD	9,245,581	USD	6,259,776	08/02/2018	(32)
Goldman Sachs Capital Markets L.P.	EUR	442,843,157	USD	518,150,850	08/02/2018	(13,260)
Goldman Sachs Capital Markets L.P.	SEK	720,314,531	USD	80,693,949	08/02/2018	(2,256)
HSBC Bank USA	HKD	2,819,000	USD	359,132	07/03/2018	(184)
JP Morgan Chase Bank, N.A.	DKK	328,632,566	USD	51,653,513	07/03/2018	155,814
JP Morgan Chase Bank, N.A.	ILS	29,761,174	USD	8,360,702	07/03/2018	230,456
JP Morgan Chase Bank, N.A.	JPY	41,530,347,805	USD	383,021,294	07/03/2018	8,080,223
JP Morgan Chase Bank, N.A.	AUD	271,009,050	USD	205,088,809	07/03/2018	4,853,817
JP Morgan Chase Bank, N.A.	USD	8,130,247	ILS	29,761,174	07/03/2018	—
JP Morgan Chase Bank, N.A.	USD	378,905,081	JPY	41,969,421,305	07/03/2018	—
JP Morgan Chase Bank, N.A.	USD	210,717,840	AUD	285,197,050	07/03/2018	(48)
JP Morgan Chase Bank, N.A.	USD	52,772,634	DKK	336,768,566	07/03/2018	—
JP Morgan Chase Bank, N.A.	DKK	336,768,566	USD	52,888,664	08/02/2018	(5,209)
JP Morgan Chase Bank, N.A.	JPY	41,969,421,305	USD	379,647,135	08/02/2018	(12,449)
JP Morgan Chase Bank, N.A.	AUD	285,197,050	USD	210,732,100	08/02/2018	(7,438)
JP Morgan Chase Bank, N.A.	ILS	29,761,174	USD	8,147,266	08/02/2018	(104)
Morgan Stanley Bank, N.A.	CHF	1,638,000	USD	1,649,113	07/03/2018	(517)
Morgan Stanley Bank, N.A.	GBP	2,159,000	USD	2,863,515	07/03/2018	13,094
Royal Bank of Canada	DKK	2,302,000	USD	358,100	07/03/2018	(2,631)
Royal Bank of Canada	JPY	274,766,000	USD	2,500,842	07/03/2018	20,221
Royal Bank of Canada	GBP	1,413,000	USD	1,870,666	07/03/2018	5,152
Societe Generale	GBP	201,627,773	USD	268,688,162	07/03/2018	2,488,988
Societe Generale	JPY	41,530,347,805	USD	383,024,120	07/03/2018	8,083,049
Societe Generale	HKD	809,662,035	USD	103,302,866	07/03/2018	101,388
Societe Generale	USD	378,905,081	JPY	41,969,421,305	07/03/2018	—
Societe Generale	USD	284,987,546	GBP	215,858,774	07/03/2018	115
Societe Generale	USD	109,513,271	HKD	859,148,035	07/03/2018	(4,188)
Societe Generale	JPY	41,969,421,305	USD	379,641,984	08/02/2018	(17,601)
Societe Generale	GBP	215,858,774	USD	285,365,947	08/02/2018	(7,998)
Societe Generale	HKD	859,148,035	USD	109,541,196	08/02/2018	(12,068)
Toronto Dominion Bank	GBP	201,627,774	USD	268,687,155	07/03/2018	2,487,980
Toronto Dominion Bank	CHF	233,118,571	USD	237,735,150	07/03/2018	2,961,424
Toronto Dominion Bank	NOK	176,038,520	USD	21,537,850	07/03/2018	(60,908)
Toronto Dominion Bank	USD	284,987,545	GBP	215,858,773	07/03/2018	115
Toronto Dominion Bank	USD	243,925,244	CHF	242,205,571	07/03/2018	—
Toronto Dominion Bank	USD	22,652,817	NOK	184,629,520	07/03/2018	—
Toronto Dominion Bank	NOK	184,629,520	USD	22,678,137	08/02/2018	(1,666)
Toronto Dominion Bank	GBP	215,858,773	USD	285,365,298	08/02/2018	(8,645)
Toronto Dominion Bank	CHF	242,205,571	USD	244,520,940	08/02/2018	(14,236)
UBS AG	HKD	4,308,000	USD	548,992	07/03/2018	(116)
UBS AG	EUR	4,430,000	USD	5,156,609	07/03/2018	(15,640)
UBS AG	JPY	109,041,000	USD	986,379	08/02/2018	(17)
UBS AG	SEK	5,959,000	USD	667,526	08/02/2018	(55)
UBS AG	NZD	889,000	USD	601,922	08/02/2018	16
UBS AG	USD	549,991	GBP	416,000	08/02/2018	(23)
UBS AG	AUD	12,901,000	USD	9,532,188	08/02/2018	(698)
UBS AG	USD	1,715,831	SGD	2,338,000	08/02/2018	(151)
UBS AG	ILS	1,904,000	USD	521,179	08/02/2018	(57)
UBS AG	USD	10,673,479	EUR	9,122,000	08/02/2018	36
UBS AG	USD	5,261,238	HKD	41,258,000	08/02/2018	(272)
UBS AG	NOK	8,289,000	USD	1,018,285	08/02/2018	68

Total						$34,017,792

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

3

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

AUD = Australian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

ILS = Israeli New Shekel

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

SGD = Singapore Dollar

USD = U.S. Dollar

During the period ended June 30, 2018, average notional value related to foreign currency exchange contracts was $9,265,476,161 or 291% of net assets.

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	1,544	09/21/2018	$154,293,480	$150,956,880	$(3,336,600)

During the period ended June 30, 2018, average notional value related to futures contracts was $117,514,368 or 3.7% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,013,190,480	$—	$—	$3,013,190,480
Short-Term Investment	116,190,402	—	—	116,190,402

TOTAL INVESTMENTS	$3,129,380,882	$—	$—	$3,129,380,882

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	34,415,556	—	34,415,556

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$34,415,556	$—	$34,415,556

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,129,380,882	$34,415,556	$—	$3,163,796,438

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(397,764)	—	(397,764)
Futures Contracts (b)	(3,336,600)	—	—	(3,336,600)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$(3,336,600)	$(397,764)	$—	$(3,734,364)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

4

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,174,029	$39,174,029	$286,994,324	$209,977,951	$—	$—	116,190,402	$116,190,402	$561,812	$—

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

5

State Street Hedged International Developed Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in corresponding affiliated Portfolio, at value	$3,013,190,480
Investments in affiliated issuers, at value	116,190,402

Total Investments	3,129,380,882
Foreign currency, at value	4,141
Cash at broker	9,855,537
Receivable for fund shares sold	19,374,680
Unrealized appreciation on forward foreign currency exchange contracts	34,415,556
Dividends receivable — affiliated issuers	211,376
Receivable from Adviser	249,178
Receivable for foreign taxes recoverable	868,103
Prepaid expenses and other assets	285,369

TOTAL ASSETS	3,194,644,822

LIABILITIES
Payable for fund shares repurchased	11,153,515
Payable to broker — variation margin on open futures contracts	3,330,081
Unrealized depreciation on forward foreign currency exchange contracts	397,764
Advisory fee payable	363,197
Custodian fees payable	6,480
Administration fees payable	129,724
Trustees’ fees and expenses payable	489
Transfer agent fees payable	1,858
Registration and filing fees payable	3,537
Professional fees payable	20,760
Printing and postage fees payable	18,133
Accrued expenses and other liabilities	50

TOTAL LIABILITIES	15,425,588

NET ASSETS	$3,179,219,234

NET ASSETS CONSIST OF:
Paid-in Capital	$2,819,093,397
Undistributed (distribution in excess of) net investment income (loss)	125,726,929
Accumulated net realized gain (loss) on investments, foreign currency transactions, foreign forward currency exchange contracts and futures contracts	(91,673,812)
Net unrealized appreciation (depreciation) on:
Investments — affiliated Portfolio	297,079,591
Foreign currency translations	19,797
Forward foreign currency exchange transactions	34,017,792
Foreign currency transactions allocated from Portfolio	(39,167)
Futures contracts	(3,336,600)
Futures contracts allocated from Portfolio	(1,668,693)

NET ASSETS	$3,179,219,234

Class K
Net Assets	$3,179,219,234
Shares Outstanding	305,973,405

Net asset value, offering and redemption price per share	$10.39

COST OF INVESTMENTS:
Investments in Affiliated Portfolio	$2,716,110,889
Investments in affiliated issuers	116,190,402

Total cost of investments	$2,832,301,291

Foreign currency, at cost	$4,144

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

6

State Street Hedged International Developed Equity Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$68,032,835
Interest income — unaffiliated issuers	23,596
Dividend income — affiliated issuers	561,812
Expenses allocated from affiliated Portfolio	(2,042,568)
Foreign taxes withheld allocated from affiliated Portfolio	(6,330,754)

TOTAL INVESTMENT INCOME	60,244,921

EXPENSES
Advisory fee	2,108,543
Administration fees	753,051
Custodian fees	62,135
Trustees’ fees and expenses	8,568
Transfer agent fees	11,419
Registration fees	44,994
Professional fees and expenses	27,825
Printing and postage fees	17,803
Insurance expense	548
Miscellaneous expenses	211,207

TOTAL EXPENSES	3,246,093

Expenses waived/reimbursed by the Adviser	(2,276,457)

NET EXPENSES	969,636

NET INVESTMENT INCOME (LOSS)	59,275,285

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	6,791,695
Foreign currency transactions allocated from affiliated Portfolio	(609,585)
Futures contracts allocated from affiliated Portfolio	(160,361)
Forward foreign currency exchange contracts	48,531,039
Foreign currency transactions	269,048
Futures contracts	(838,245)

Net realized gain (loss)	53,983,591

Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(133,767,095)
Forward foreign currency exchange contracts	41,160,839
Foreign currency transactions allocated from affiliated Portfolio	(321,332)
Foreign currency translations	(1,064)
Future contracts allocated from affiliated Portfolio	(2,626,021)
Futures contracts	(4,009,017)

Net change in unrealized appreciation/depreciation	(99,563,690)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,580,099)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,695,186

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

7

State Street Hedged International Developed Equity Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,275,285	$68,055,705
Net realized gain (loss)	53,983,591	(120,873,383)
Net change in unrealized appreciation/depreciation	(99,563,690)	440,315,908

Net increase (decrease) in net assets resulting from operations	13,695,186	387,498,230

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains
Class K	—	(87,868,525)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	643,465,287	737,681,977
Reinvestment of distributions	—	86,828,654
Cost of shares redeemed	(372,341,649)	(343,134,093)

Net increase (decrease) in net assets from beneficial interest transactions	271,123,638	481,376,538

Net increase (decrease) in net assets during the period	284,818,824	781,006,243

Net assets at beginning of period	2,894,400,410	2,113,394,167

NET ASSETS AT END OF PERIOD	$3,179,219,234	$2,894,400,410

Undistributed (distribution in excess of) net investment income (loss)	$125,726,929	$66,451,644

SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	63,415,794	74,197,752
Reinvestment of distributions	—	8,421,790
Shares redeemed	(35,823,833)	(34,414,786)

Net increase (decrease)	27,591,961	48,204,756

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

8

State Street Hedged International Developed Equity Index Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 06/30/18 (Unaudited)	Year Ended 12/31/17	Year Ended(a) 12/31/16	For the Period 5/29/15* - 12/31/15
Net asset value, beginning of period	$10.40	$9.18	$9.00	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20	0.27	0.24	0.09
Net realized and unrealized gain (loss)	(0.21)	1.27	0.34	(1.00)

Total from investment operations	(0.01)	1.54	0.58	(0.91)

Distributions to shareholders from:
Net investment income	—	—	(0.20)	(0.06)
Net realized gains	—	(0.32)	(0.20)	(0.03)

Total distributions	—	(0.32)	(0.40)	(0.09)

Net asset value, end of period	$10.39	$10.40	$9.18	$9.00

Total return (c)	(0.10)%	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,179,219	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.35%	0.35%	0.34%	0.38	%(d)
Net expenses	0.20%	0.20%	0.20%	0.20	%(d)
Net investment income (loss)	3.94%	2.69%	2.79%	1.60	%(d)
Portfolio turnover rate (e)	7%	4%	1%	1	%(f)

*	Commencement of operations.
(a)

Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the Portfolio.

(b)	Net investment income per share is calculated using the average shares method.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
(f)	Not annualized.

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.

9

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of thirty-four (34) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):

Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified

Effective April 29, 2016, the Fund invests a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”). The Fund made an in-kind contribution of 929 equity securities totaling $1,275,794,840 at market value into the Portfolio. The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the Portfolio, a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at June 30, 2018). The performance of the Fund was directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

10

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

11

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.‘s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2018, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

Futures Contracts

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the

12

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2018, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts (a)	$—	$34,415,556	$—	$—	$—	$34,415,556

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts (a)	$—	$397,764	$—	$—	$—	$397,764
Futures Contracts (b)	—	—	—	3,336,600	—	3,336,600

(a)	Unrealized depreciation on forward foreign currency exchange contracts.
(b)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$48,531,039	$—	$—	$—	$48,531,039
Futures Contracts	—	—	—	(838,245)	—	(838,245)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$41,160,839	$—	$—	$—	$41,160,839
Futures Contracts	—	—	—	(4,009,017)	—	(4,009,017)

13

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$30,032	$—	$—	$30,032
Bank of Montreal	5,255	(5,255)	—	—
Barclays Capital	4,925	(4,925)	—	—
BNP Paribas SA	607,102	(120,637)	—	486,465
Citibank N.A.	1,005,989	(13,260)	—	992,729
Goldman Sachs Capital Markets L.P.	3,280,297	(23,140)	—	3,257,157
JP Morgan Chase Bank, N.A.	13,320,310	(25,248)	—	13,295,062
Morgan Stanley Bank, N.A.	13,094	(517)	—	12,577
Royal Bank of Canada	25,373	(2,631)	—	22,743
Societe Generale	10,673,540	(41,855)	—	10,631,685
Toronto Dominion Bank	5,449,519	(85,455)	—	5,364,064
UBS	120	(120)	—	—

	$34,415,556	$(323,051)	$—	$34,092,514

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$(50,488)	$5,255	$—	$(45,233)
Barclays Capital	(17,320)	4,925	—	(12,395)
BNP Paribas SA	(120,637)	120,637	—	—
Citibank N.A.	(13,260)	13,260	—	—
Goldman Sachs Capital Markets L.P.	(23,140)	23,140	—	—
HSBC Bank USA	(184)	—	—	(184)
JP Morgan Chase Bank, N.A.	(25,248)	25,248	—	—
Morgan Stanley Bank, N.A.	(517)	517	—	—
Royal Bank of Canada	(2,631)	2,631	—	—
Societe Generale	(41,855)	41,855	—	—
Toronto Dominion Bank	(85,455)	85,455	—	—
UBS	(17,029)	120	—	(16,909)

	$(397,764)	$323,043	$—	$(74,721)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Fund’s Board of Trustees.

14

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

The Adviser is contractually obligated until April 30, 2019 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, administration fees, and any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2018, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.

Administrator, Custodian, and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for distribution re-designations, foreign currencies, futures contracts, forward contracts, passive foreign investment companies and wash sale loss deferrals.

15

State Street Hedged International Developed Equity Index Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,832,301,291	$331,087,383	$3,321,019	$327,766,364

7.	Risks

Concentration Risk

As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$999.00	$0.99	$1,023.80	$1.00

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

17

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund’s website at www.ssgafunds.com.

Trustee Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

•

Comparisons of the Fund’s performance over the one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

[1]

Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

18

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Fund;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s Administrator;

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

19

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation, and compliance risks. The Board

20

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund underperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board took into account that the Fund’s Performance Group and Performance Universe did not consist of other currency-hedged funds. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.

State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.

21

State Street Hedged International Developed Equity Index Fund

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

22

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report

June 30, 2018

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (UNAUDITED)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO —

PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of June 30, 2018

Description	Market Value	% of Net Assets
Nestle SA	$49,661,160	1.6%
HSBC Holdings PLC	38,704,078	1.3
Novartis AG	34,772,165	1.2
Royal Dutch Shell PLC Class A	32,907,726	1.1
Roche Holding AG	32,183,708	1.1
TOTAL	$188,228,837	6.3%

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Top Five Sectors as of June 30, 2018

Description	% of Net Assets
Banks	12.4%
Pharmaceuticals	7.5
Oil & Gas	5.8
Insurance	5.2
Food	4.3
TOTAL	35.2%

(The top five sectors are expressed as a percentage of net assets and may change over time.)

1

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 7.0%
AGL Energy, Ltd.	135,789	$2,255,366
Alumina, Ltd.	493,347	1,020,626
Amcor, Ltd.	238,439	2,538,619
AMP, Ltd.	633,428	1,666,109
APA Group	239,496	1,742,973
Aristocrat Leisure, Ltd.	118,036	2,694,816
ASX, Ltd.	39,297	1,869,537
Aurizon Holdings, Ltd.	439,693	1,406,674
AusNet Services	348,352	413,095
Australia & New Zealand Banking Group, Ltd.	605,378	12,631,284
Bank of Queensland, Ltd.	92,969	699,952
Bendigo & Adelaide Bank, Ltd.	96,339	771,592
BHP Billiton PLC	438,461	9,875,665
BHP Billiton, Ltd.	664,183	16,640,705
BlueScope Steel, Ltd.	120,840	1,541,018
Boral, Ltd.	259,376	1,251,409
Brambles, Ltd.	328,756	2,156,964
Caltex Australia, Ltd.	57,359	1,379,035
Challenger, Ltd.	111,547	974,987
CIMIC Group, Ltd.	22,862	714,514
Coca-Cola Amatil, Ltd.	110,525	751,285
Cochlear, Ltd.	12,427	1,837,898
Commonwealth Bank of Australia	362,113	19,496,159
Computershare, Ltd.	101,328	1,379,784
Crown Resorts, Ltd.	86,682	864,607
CSL, Ltd.	93,619	13,323,599
Dexus REIT	206,520	1,481,622
Domino’s Pizza Enterprises, Ltd.	15,223	587,345
Flight Centre Travel Group, Ltd. (a)	12,119	569,930
Fortescue Metals Group, Ltd.	316,031	1,025,063
Goodman Group REIT	353,845	2,515,037
GPT Group REIT	366,184	1,369,008
Harvey Norman Holdings, Ltd. (a)	107,605	263,953
Healthscope, Ltd.	380,823	621,830
Incitec Pivot, Ltd.	367,854	986,594
Insurance Australia Group, Ltd.	484,531	3,053,703
LendLease Group	118,541	1,735,039
Macquarie Group, Ltd.	67,479	6,164,799
Medibank Pvt, Ltd.	550,916	1,188,569
Mirvac Group REIT	816,858	1,309,672
National Australia Bank, Ltd.	563,641	11,414,786
Newcrest Mining, Ltd.	155,782	2,509,169
Oil Search, Ltd.	278,350	1,830,364
Orica, Ltd.	81,684	1,071,252
Origin Energy, Ltd. (b)	356,954	2,645,266
QBE Insurance Group, Ltd.	275,981	1,986,069
Ramsay Health Care, Ltd.	28,714	1,145,204
REA Group, Ltd.	10,695	718,055
Santos, Ltd. (b)	363,770	1,685,197
Scentre Group REIT	1,122,569	3,641,109
SEEK, Ltd.	73,854	1,190,107
Sonic Healthcare, Ltd.	81,524	1,477,540
South32, Ltd.	1,097,449	2,927,168
Stockland REIT	494,166	1,449,504
Suncorp Group, Ltd.	265,767	2,864,920
Sydney Airport (a)	235,304	1,244,797
Tabcorp Holdings, Ltd.	405,077	1,334,838
Telstra Corp., Ltd.	868,600	1,681,424
TPG Telecom, Ltd. (a)	84,919	324,378
Transurban Group Stapled Security	467,416	4,133,842
Treasury Wine Estates, Ltd.	145,880	1,874,354
Vicinity Centres REIT	721,334	1,380,360
Wesfarmers, Ltd.	235,649	8,594,031
Westpac Banking Corp.	704,234	15,245,469
Woodside Petroleum, Ltd.	184,971	4,846,169
Woolworths Group, Ltd.	272,350	6,141,410

		210,127,218

AUSTRIA — 0.2%
ANDRITZ AG	14,225	755,018
Erste Group Bank AG (b)	61,851	2,581,656
OMV AG	27,483	1,558,504
Raiffeisen Bank International AG	27,489	843,772
Voestalpine AG	21,677	998,440

		6,737,390

BELGIUM — 1.0%
Ageas	39,339	1,984,647
Anheuser-Busch InBev SA	151,266	15,276,825
Colruyt SA	13,634	777,931
Groupe Bruxelles Lambert SA	16,899	1,782,053
KBC Group NV	49,557	3,825,723
Proximus SADP	33,328	751,393
Solvay SA	15,435	1,948,987
Telenet Group Holding NV (b)	10,840	506,250
UCB SA	26,363	2,072,734
Umicore SA	43,409	2,491,030

		31,417,573

CHILE — 0.0% (c)
Antofagasta PLC	76,960	1,005,904

CHINA — 0.2% (c)
BOC Hong Kong Holdings, Ltd.	781,500	3,680,659
Minth Group, Ltd.	136,000	574,652
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	256,267

		4,511,578

DENMARK — 1.6%
AP Moller - Maersk A/S Class A	759	900,952
AP Moller - Maersk A/S Class B	1,323	1,647,764
Carlsberg A/S Class B	22,111	2,604,188
Chr. Hansen Holding A/S	19,507	1,801,681
Coloplast A/S Class B	23,177	2,316,429
Danske Bank A/S	152,022	4,758,504
DSV A/S	39,087	3,158,075
Genmab A/S (b)	12,424	1,917,285
H Lundbeck A/S	15,024	1,055,670
ISS A/S	33,601	1,154,697
Novo Nordisk A/S Class B	358,280	16,618,488
Novozymes A/S Class B	45,869	2,326,694
Orsted A/S (d)	36,713	2,220,672
Pandora A/S	22,321	1,559,304
Tryg A/S	27,932	655,679
Vestas Wind Systems A/S	42,940	2,657,886
William Demant Holding A/S (b)	25,642	1,031,868

		48,385,836

See accompanying notes to financial statements.

2

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Elisa Oyj	30,461	$1,410,854
Fortum Oyj	86,050	2,053,560
Kone Oyj Class B	69,387	3,537,020
Metso Oyj	21,684	726,603
Neste Oyj	25,147	1,973,018
Nokia Oyj	1,156,571	6,657,250
Nokian Renkaat Oyj	25,302	999,680
Orion Oyj Class B	18,821	507,391
Sampo Oyj Class A	88,370	4,312,775
Stora Enso Oyj Class R	114,770	2,245,836
UPM-Kymmene Oyj	109,102	3,900,440
Wartsila Oyj Abp	92,629	1,820,148

		30,144,575

FRANCE — 10.5%
Accor SA	38,877	1,907,324
Aeroports de Paris	6,138	1,388,137
Air Liquide SA	88,824	11,169,191
Airbus SE	120,246	14,075,830
Alstom SA	32,665	1,501,113
Amundi SA (d)	13,383	927,207
Arkema SA	14,803	1,752,522
Atos SE (a)	19,118	2,610,468
AXA SA	402,611	9,878,493
BioMerieux	7,650	688,639
BNP Paribas SA	232,592	14,444,431
Bollore SA	179,221	833,650
Bouygues SA	43,556	1,877,015
Bureau Veritas SA	56,343	1,503,806
Capgemini SE	33,596	4,518,723
Carrefour SA	120,423	1,950,121
Casino Guichard Perrachon SA	9,801	380,485
Cie de Saint-Gobain	104,424	4,665,890
Cie Generale des Etablissements Michelin SCA	35,038	4,266,771
CNP Assurances	37,775	859,591
Covivio REIT	7,426	772,517
Credit Agricole SA	240,700	3,213,571
Danone SA	125,344	9,200,738
Dassault Aviation SA	497	947,005
Dassault Systemes SE (a)	27,295	3,824,195
Edenred	48,847	1,543,268
Eiffage SA	16,317	1,775,165
Electricite de France SA	119,417	1,642,431
Engie SA	373,337	5,723,233
Essilor International Cie Generale d’Optique SA	42,555	6,006,930
Eurazeo SA	10,092	765,301
Eutelsat Communications SA	34,717	720,084
Faurecia SA	16,076	1,147,194
Gecina SA REIT	9,550	1,597,810
Getlink	102,452	1,404,912
Hermes International	6,659	4,072,398
ICADE REIT	6,016	564,026
Iliad SA (a)	5,881	929,362
Imerys SA	8,119	656,444
Ingenico Group SA	13,210	1,187,597
Ipsen SA	8,146	1,277,785
JCDecaux SA	17,721	592,980
Kering SA	15,742	8,888,365
Klepierre SA REIT	41,883	1,577,042
Legrand SA	55,929	4,107,366
L’Oreal SA	52,185	12,886,404
LVMH Moet Hennessy Louis Vuitton SE	57,614	19,184,621
Natixis SA	198,590	1,409,269
Orange SA	407,007	6,816,762
Pernod Ricard SA	43,291	7,071,166
Peugeot SA	117,706	2,688,086
Publicis Groupe SA	43,955	3,024,782
Remy Cointreau SA	4,144	537,055
Renault SA	40,529	3,446,290
Rexel SA	57,244	823,076
Safran SA	67,923	8,251,533
Sanofi	233,239	18,694,652
Schneider Electric SE	111,557	9,302,343
SCOR SE	34,029	1,264,227
SEB SA	4,595	802,588
Societe BIC SA	6,060	561,783
Societe Generale SA	156,613	6,603,757
Sodexo SA	18,247	1,824,074
Suez	81,948	1,062,509
Teleperformance	12,006	2,120,865
Thales SA	22,105	2,847,990
TOTAL SA	502,699	30,643,431
Ubisoft Entertainment SA (b)	16,885	1,852,730
Unibail-Rodamco-Westfield (b)	143,220	1,552,351
Unibail-Rodamco-Westfield	21,066	4,637,504
Valeo SA	48,888	2,672,449
Veolia Environnement SA	114,158	2,443,118
Vinci SA	104,401	10,039,144
Vivendi SA	212,304	5,205,388
Wendel SA	5,866	808,164

		316,415,237

GERMANY — 9.4%
1&1 Drillisch AG	12,173	693,006
adidas AG	39,126	8,540,172
Allianz SE	90,982	18,804,141
Axel Springer SE	10,775	779,353
BASF SE	189,810	18,152,301
Bayer AG	185,651	20,451,015
Bayerische Motoren Werke AG	67,566	6,123,976
Bayerische Motoren Werke AG Preference Shares	10,669	850,786
Beiersdorf AG	21,544	2,445,947
Brenntag AG	32,359	1,802,898
Commerzbank AG (b)	202,502	1,941,338
Continental AG	22,501	5,137,305
Covestro AG (d)	40,615	3,623,841
Daimler AG	188,340	12,122,892
Delivery Hero AG (b) (d)	20,117	1,070,565
Deutsche Bank AG	408,936	4,403,076
Deutsche Boerse AG	39,526	5,267,863
Deutsche Lufthansa AG	46,604	1,120,898
Deutsche Post AG	200,479	6,546,920
Deutsche Telekom AG (b)	691,176	10,708,663
Deutsche Wohnen SE	74,800	3,615,577
E.ON SE	451,530	4,825,843

See accompanying notes to financial statements.

3

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Evonik Industries AG	32,526	$1,113,829
Fraport AG Frankfurt Airport Services Worldwide	8,539	823,698
Fresenius Medical Care AG & Co. KGaA	45,237	4,562,288
Fresenius SE & Co. KGaA	84,863	6,816,830
Fuchs Petrolub SE Preference Shares	14,455	712,882
GEA Group AG	34,939	1,178,511
Hannover Rueck SE	13,114	1,635,242
HeidelbergCement AG	30,954	2,604,997
Henkel AG & Co. KGaA Preference Shares	37,351	4,775,205
Henkel AG & Co. KGaA	22,168	2,465,285
HOCHTIEF AG	4,362	788,374
HUGO BOSS AG	14,016	1,272,495
Infineon Technologies AG	231,848	5,909,255
Innogy SE (d)	27,779	1,189,981
KION Group AG	15,135	1,089,233
KS AG	41,885	1,034,295
Lanxess AG	19,401	1,513,130
Linde AG	38,579	9,206,775
MAN SE	7,275	823,487
Merck KGaA	26,937	2,629,875
METRO AG	33,622	415,518
MTU Aero Engines AG	10,932	2,100,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,633	6,686,742
OSRAM Licht AG	22,044	900,812
Porsche Automobil Holding SE Preference Shares	32,050	2,041,635
ProSiebenSat.1 Media SE	51,152	1,297,771
Puma SE	1,799	1,052,312
QIAGEN NV (b)	48,340	1,760,909
RWE AG	108,169	2,465,866
SAP SE	202,876	23,438,086
Sartorius AG Preference Shares	7,616	1,139,073
Schaeffler AG Preference Shares	36,347	473,172
Siemens AG	157,995	20,885,370
Siemens Healthineers AG (b) (d)	32,376	1,336,441
Symrise AG	25,854	2,266,957
Telefonica Deutschland Holding AG	156,139	615,445
ThyssenKrupp AG	90,990	2,211,821
TUI AG	89,424	1,962,782
Uniper SE	44,438	1,325,107
United Internet AG	26,088	1,494,321
Volkswagen AG	6,922	1,143,573
Volkswagen AG Preference Shares	37,843	6,283,794
Vonovia SE	99,158	4,718,866
Wirecard AG	24,130	3,886,464
Zalando SE (b)	24,542	1,371,668

		284,449,447

HONG KONG — 3.4%
AIA Group, Ltd.	2,501,600	21,873,794
ASM Pacific Technology, Ltd.	66,900	845,902
Bank of East Asia, Ltd.	268,086	1,071,257
CK Asset Holdings, Ltd.	545,179	4,329,217
CK Hutchison Holdings, Ltd.	547,500	5,806,168
CK Infrastructure Holdings, Ltd.	131,000	970,964
CLP Holdings, Ltd.	347,500	3,742,774
Dairy Farm International Holdings, Ltd.	77,000	676,830
Galaxy Entertainment Group, Ltd.	501,000	3,879,414
Hang Lung Group, Ltd.	187,000	524,380
Hang Lung Properties, Ltd.	396,000	816,687
Hang Seng Bank, Ltd.	161,400	4,036,311
Henderson Land Development Co., Ltd.	288,579	1,526,494
HK Electric Investments & HK Electric Investments, Ltd. (a) (d)	618,990	591,735
HKT Trust & HKT, Ltd.	821,000	1,052,745
Hong Kong & China Gas Co., Ltd.	1,950,350	3,733,917
Hong Kong Exchanges & Clearing, Ltd.	245,905	7,397,100
Hongkong Land Holdings, Ltd.	254,900	1,822,535
Hysan Development Co., Ltd.	131,000	731,354
Jardine Matheson Holdings, Ltd.	43,600	2,751,160
Jardine Strategic Holdings, Ltd.	48,100	1,754,688
Kerry Properties, Ltd.	146,000	698,787
Li & Fung, Ltd.	1,090,000	400,130
Link REIT	457,500	4,178,202
Melco Resorts & Entertainment, Ltd. ADR	48,123	1,347,444
MTR Corp., Ltd.	314,145	1,737,809
New World Development Co., Ltd.	1,202,077	1,691,545
NWS Holdings, Ltd.	356,810	617,617
PCCW, Ltd.	748,000	421,411
Power Assets Holdings, Ltd.	278,500	1,947,081
Sands China, Ltd.	484,400	2,590,110
Shangri-La Asia, Ltd.	272,000	511,726
Sino Land Co., Ltd.	689,379	1,121,220
SJM Holdings, Ltd.	457,000	568,523
Sun Hung Kai Properties, Ltd.	323,000	4,874,571
Swire Pacific, Ltd. Class A	99,500	1,053,917
Swire Properties, Ltd.	238,200	880,485
Techtronic Industries Co., Ltd.	288,000	1,606,026
WH Group, Ltd.	1,834,309	1,494,017
Wharf Holdings, Ltd.	226,000	725,924
Wharf Real Estate Investment Co., Ltd.	238,000	1,694,269
Wheelock & Co., Ltd.	174,000	1,212,053
Yue Yuen Industrial Holdings, Ltd.	149,500	422,082

		101,730,375

IRELAND — 0.6%
AerCap Holdings NV (b)	28,614	1,549,448
AIB Group PLC	150,377	816,413
Bank of Ireland Group PLC	193,711	1,511,929
CRH PLC	166,015	5,882,768
James Hardie Industries PLC	89,624	1,501,840
Kerry Group PLC Class A	31,246	3,268,723
Paddy Power Betfair PLC	16,919	1,876,610
Ryanair Holdings PLC ADR (b)	4,205	480,337
Smurfit Kappa Group PLC	46,728	1,893,138

		18,781,206

ISRAEL — 0.5%
Azrieli Group, Ltd.	7,782	385,640
Bank Hapoalim BM	211,075	1,427,137
Bank Leumi Le-Israel BM	283,811	1,674,698

See accompanying notes to financial statements.

4

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	$469,747
Check Point Software Technologies, Ltd. (a) (b)	26,810	2,618,801
Elbit Systems, Ltd.	5,012	587,795
Frutarom Industries, Ltd.	8,120	795,241
Israel Chemicals, Ltd.	150,124	684,889
Mizrahi Tefahot Bank, Ltd.	25,993	476,964
Nice, Ltd. (b)	12,240	1,262,604
Teva Pharmaceutical Industries, Ltd. ADR	61,428	1,493,929
Teva Pharmaceutical Industries, Ltd.	129,045	3,061,009

		14,938,454

ITALY — 2.1%
Assicurazioni Generali SpA	246,575	4,136,962
Atlantia SpA	101,235	2,992,747
Davide Campari-Milano SpA	130,799	1,075,873
Enel SpA	1,694,333	9,410,390
Eni SpA	529,846	9,839,801
Ferrari NV	25,993	3,535,558
Intesa Sanpaolo SpA (e)	2,811,751	8,162,835
Intesa Sanpaolo SpA (e)	193,158	585,905
Leonardo SpA	85,867	848,751
Luxottica Group SpA	36,429	2,350,357
Mediobanca Banca di Credito Finanziario SpA	127,025	1,180,829
Moncler SpA	37,404	1,703,171
Pirelli & C SpA (b) (d)	89,601	748,197
Poste Italiane SpA (d)	105,767	885,411
Prysmian SpA	43,965	1,094,898
Recordati SpA	22,725	903,700
Snam SpA	491,323	2,051,353
Telecom Italia SpA/Milano (b) (e)	2,467,700	1,836,454
Telecom Italia SpA/Milano (e)	1,270,582	830,149
Terna Rete Elettrica Nazionale SpA	296,222	1,601,996
UniCredit SpA	419,450	7,001,167

		62,776,504

JAPAN — 23.6%
ABC-Mart, Inc.	5,800	317,320
Acom Co., Ltd.	91,400	351,523
Aeon Co., Ltd.	129,600	2,773,006
AEON Financial Service Co., Ltd.	20,500	437,521
Aeon Mall Co., Ltd.	24,100	432,980
Air Water, Inc.	34,400	631,694
Aisin Seiki Co., Ltd.	34,700	1,582,043
Ajinomoto Co., Inc.	102,200	1,933,925
Alfresa Holdings Corp.	37,400	879,583
Alps Electric Co., Ltd.	43,200	1,109,982
Amada Holdings Co., Ltd.	73,000	701,891
ANA Holdings, Inc.	23,600	866,956
Aozora Bank, Ltd.	22,800	867,621
Asahi Glass Co., Ltd. (a)	38,500	1,499,819
Asahi Group Holdings, Ltd.	76,300	3,907,133
Asahi Kasei Corp.	266,600	3,388,912
Asics Corp. (a)	36,600	618,894
Astellas Pharma, Inc.	398,900	6,082,626
Bandai Namco Holdings, Inc.	42,400	1,749,361
Bank of Kyoto, Ltd.	12,500	578,928
Benesse Holdings, Inc.	13,600	482,535
Bridgestone Corp.	123,700	4,839,002
Brother Industries, Ltd.	44,800	884,958
Calbee, Inc.	15,100	567,792
Canon, Inc. (a)	208,400	6,831,584
Casio Computer Co., Ltd. (a)	37,900	616,583
Central Japan Railway Co.	29,500	6,114,928
Chiba Bank, Ltd.	134,000	947,249
Chubu Electric Power Co., Inc.	126,300	1,893,958
Chugai Pharmaceutical Co., Ltd.	45,400	2,381,384
Chugoku Electric Power Co., Inc.	57,100	738,204
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	1,162,529
Concordia Financial Group, Ltd.	237,100	1,207,280
Credit Saison Co., Ltd.	28,200	444,010
CyberAgent, Inc.	21,600	1,298,750
CYBERDYNE, Inc. (a) (b)	22,300	261,323
Dai Nippon Printing Co., Ltd.	50,000	1,119,036
Daicel Corp.	51,500	570,027
Daifuku Co., Ltd.	20,600	902,930
Dai-ichi Life Holdings, Inc.	218,900	3,905,082
Daiichi Sankyo Co., Ltd.	115,100	4,402,823
Daikin Industries, Ltd.	50,600	6,062,041
Daito Trust Construction Co., Ltd.	14,600	2,373,909
Daiwa House Industry Co., Ltd.	115,000	3,920,372
Daiwa House REIT Investment Corp.	371	880,566
Daiwa Securities Group, Inc.	347,800	2,019,950
DeNA Co., Ltd.	17,400	326,275
Denso Corp.	88,300	4,314,356
Dentsu, Inc.	43,900	2,080,757
Disco Corp.	5,500	938,970
Don Quijote Holdings Co., Ltd.	23,100	1,109,484
East Japan Railway Co.	62,600	5,999,178
Eisai Co., Ltd.	53,100	3,741,185
Electric Power Development Co., Ltd.	29,400	759,121
FamilyMart UNY Holdings Co., Ltd.	17,000	1,789,554
FANUC Corp.	39,500	7,847,222
Fast Retailing Co., Ltd.	12,200	5,607,385
Fuji Electric Co., Ltd.	124,000	944,847
FUJIFILM Holdings Corp.	81,900	3,198,658
Fujitsu, Ltd.	396,000	2,401,777
Fukuoka Financial Group, Inc.	171,000	859,902
Hakuhodo DY Holdings, Inc.	47,300	759,260
Hamamatsu Photonics KK	27,400	1,177,484
Hankyu Hanshin Holdings, Inc.	46,300	1,862,199
Hikari Tsushin, Inc.	4,900	861,310
Hino Motors, Ltd.	49,600	529,741
Hirose Electric Co., Ltd.	6,510	806,954
Hisamitsu Pharmaceutical Co., Inc.	13,100	1,105,810
Hitachi Chemical Co., Ltd.	19,900	401,539
Hitachi Construction Machinery Co., Ltd.	24,800	806,031
Hitachi High-Technologies Corp.	15,800	644,752
Hitachi Metals, Ltd.	40,500	420,485
Hitachi, Ltd.	1,006,000	7,098,719
Honda Motor Co., Ltd.	338,100	9,929,484
Hoshizaki Corp.	11,800	1,194,222

See accompanying notes to financial statements.

5

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hoya Corp.	80,000	$4,549,452
Hulic Co., Ltd. (a)	68,000	726,258
Idemitsu Kosan Co., Ltd.	27,200	969,982
IHI Corp.	30,200	1,052,426
Iida Group Holdings Co., Ltd.	26,200	505,479
Inpex Corp.	204,100	2,118,115
Isetan Mitsukoshi Holdings, Ltd.	68,300	853,403
Isuzu Motors, Ltd.	117,400	1,559,645
ITOCHU Corp.	286,900	5,199,763
J Front Retailing Co., Ltd.	52,200	795,029
Japan Airlines Co., Ltd.	23,600	836,914
Japan Airport Terminal Co., Ltd.	8,200	384,219
Japan Exchange Group, Inc.	103,400	1,922,093
Japan Post Bank Co., Ltd.	90,900	1,058,647
Japan Post Holdings Co., Ltd.	319,700	3,501,071
Japan Prime Realty Investment Corp. REIT	191	694,060
Japan Real Estate Investment Corp. REIT	258	1,364,944
Japan Retail Fund Investment Corp. REIT	542	976,691
Japan Tobacco, Inc.	223,300	6,239,457
JFE Holdings, Inc.	98,700	1,867,695
JGC Corp.	42,000	846,712
JSR Corp.	42,300	720,244
JTEKT Corp.	50,800	691,612
JXTG Holdings, Inc.	658,800	4,580,939
Kajima Corp.	177,000	1,371,065
Kakaku.com, Inc.	26,600	600,850
Kamigumi Co., Ltd.	20,000	415,835
Kaneka Corp.	49,000	439,281
Kansai Electric Power Co., Inc.	147,800	2,156,320
Kansai Paint Co., Ltd.	39,400	818,840
Kao Corp.	100,800	7,689,794
Kawasaki Heavy Industries, Ltd.	32,800	966,840
KDDI Corp.	375,700	10,280,745
Keihan Holdings Co., Ltd.	19,500	699,792
Keikyu Corp.	43,500	713,186
Keio Corp.	25,200	1,219,447
Keisei Electric Railway Co., Ltd.	28,100	965,291
Keyence Corp.	20,200	11,408,947
Kikkoman Corp.	29,900	1,508,969
Kintetsu Group Holdings Co., Ltd.	35,300	1,440,491
Kirin Holdings Co., Ltd.	167,000	4,467,305
Kobayashi Pharmaceutical Co., Ltd.	10,700	924,471
Kobe Steel, Ltd.	62,900	575,819
Koito Manufacturing Co., Ltd.	23,100	1,526,583
Komatsu, Ltd.	187,400	5,359,845
Konami Holdings Corp.	18,400	936,902
Konica Minolta, Inc.	93,100	864,893
Kose Corp.	6,500	1,400,758
Kubota Corp.	208,500	3,280,960
Kuraray Co., Ltd.	66,900	921,676
Kurita Water Industries, Ltd.	17,800	507,814
Kyocera Corp.	67,600	3,812,551
Kyowa Hakko Kirin Co., Ltd.	50,400	1,016,054
Kyushu Electric Power Co., Inc.	82,000	915,018
Kyushu Railway Co.	30,700	939,584
Lawson, Inc.	9,100	568,519
LINE Corp. (a) (b)	16,600	691,635
Lion Corp.	43,200	791,730
LIXIL Group Corp.	57,100	1,142,361
M3, Inc.	44,200	1,761,775
Mabuchi Motor Co., Ltd.	9,600	456,751
Makita Corp.	47,100	2,111,240
Marubeni Corp.	313,700	2,393,426
Marui Group Co., Ltd.	39,800	838,651
Maruichi Steel Tube, Ltd.	10,400	352,566
Mazda Motor Corp.	111,100	1,364,113
McDonald’s Holdings Co. Japan, Ltd.	13,200	673,317
Mebuki Financial Group, Inc.	181,300	608,889
Medipal Holdings Corp.	38,600	776,426
MEIJI Holdings Co., Ltd.	26,200	2,209,254
MINEBEA MITSUMI, Inc.	78,300	1,324,734
MISUMI Group, Inc.	57,500	1,676,748
Mitsubishi Chemical Holdings Corp.	271,900	2,276,532
Mitsubishi Corp.	281,100	7,811,365
Mitsubishi Electric Corp.	370,500	4,932,084
Mitsubishi Estate Co., Ltd.	240,000	4,196,994
Mitsubishi Gas Chemical Co., Inc.	35,900	813,515
Mitsubishi Heavy Industries, Ltd.	63,000	2,292,719
Mitsubishi Materials Corp.	21,600	593,798
Mitsubishi Motors Corp.	136,100	1,084,966
Mitsubishi Tanabe Pharma Corp.	49,200	850,167
Mitsubishi UFJ Financial Group, Inc.	2,445,500	13,933,599
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	502,304
Mitsui & Co., Ltd.	346,400	5,777,764
Mitsui Chemicals, Inc.	34,600	921,500
Mitsui Fudosan Co., Ltd.	181,100	4,371,971
Mitsui OSK Lines, Ltd.	20,200	486,558
Mizuho Financial Group, Inc.	4,908,400	8,264,493
MS&AD Insurance Group Holdings, Inc.	100,400	3,121,723
Murata Manufacturing Co., Ltd.	36,600	6,152,593
Nabtesco Corp.	24,000	738,862
Nagoya Railroad Co., Ltd.	36,000	929,536
NEC Corp.	50,400	1,383,253
Nexon Co., Ltd. (b)	87,800	1,275,405
NGK Insulators, Ltd.	53,200	947,624
NGK Spark Plug Co., Ltd.	29,600	844,454
NH Foods, Ltd.	21,000	848,418
Nidec Corp.	46,600	6,994,312
Nikon Corp.	67,200	1,069,594
Nintendo Co., Ltd.	23,600	7,712,906
Nippon Building Fund, Inc. REIT	264	1,523,008
Nippon Electric Glass Co., Ltd. (a)	15,200	422,661
Nippon Express Co., Ltd.	15,800	1,146,860
Nippon Paint Holdings Co., Ltd. (a)	31,600	1,360,827
Nippon Prologis REIT, Inc.	331	686,713
Nippon Steel & Sumitomo Metal Corp.	157,400	3,091,443
Nippon Telegraph & Telephone Corp.	140,400	6,383,374
Nippon Yusen KK	36,600	726,614
Nissan Chemical Industries, Ltd.	28,300	1,320,914
Nissan Motor Co., Ltd.	471,200	4,585,867

See accompanying notes to financial statements.

6

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nisshin Seifun Group, Inc.	40,900	$865,892
Nissin Foods Holdings Co., Ltd.	11,800	853,320
Nitori Holdings Co., Ltd.	16,000	2,496,095
Nitto Denko Corp.	34,400	2,603,487
NOK Corp.	19,900	385,190
Nomura Holdings, Inc.	718,200	3,489,688
Nomura Real Estate Holdings, Inc.	22,600	501,519
Nomura Real Estate Master Fund, Inc.	818	1,154,276
Nomura Research Institute, Ltd.	26,000	1,260,506
NSK, Ltd.	73,800	761,553
NTT Data Corp.	134,900	1,554,032
NTT DOCOMO, Inc.	278,400	7,094,154
Obayashi Corp.	125,800	1,309,506
Obic Co., Ltd.	13,100	1,084,521
Odakyu Electric Railway Co., Ltd.	63,400	1,361,127
Oji Holdings Corp.	169,000	1,048,192
Olympus Corp.	61,000	2,285,469
Omron Corp.	40,500	1,890,353
Ono Pharmaceutical Co., Ltd.	79,400	1,861,615
Oracle Corp. Japan	7,400	604,613
Oriental Land Co., Ltd.	40,600	4,261,048
ORIX Corp.	268,800	4,251,682
Osaka Gas Co., Ltd.	76,100	1,575,040
Otsuka Corp.	22,600	886,535
Otsuka Holdings Co., Ltd.	82,100	3,975,844
Panasonic Corp.	448,100	6,041,957
Park24 Co., Ltd.	25,300	688,661
Pola Orbis Holdings, Inc.	20,800	915,452
Rakuten, Inc.	182,000	1,231,353
Recruit Holdings Co., Ltd.	223,800	6,194,834
Renesas Electronics Corp. (b)	164,300	1,610,886
Resona Holdings, Inc.	443,700	2,373,824
Ricoh Co., Ltd.	135,700	1,244,718
Rinnai Corp.	7,700	679,177
Rohm Co., Ltd.	20,000	1,679,231
Ryohin Keikaku Co., Ltd.	5,000	1,760,484
Sankyo Co., Ltd.	9,200	360,060
Santen Pharmaceutical Co., Ltd.	80,200	1,398,151
SBI Holdings, Inc.	44,800	1,154,329
Secom Co., Ltd.	44,300	3,402,339
Sega Sammy Holdings, Inc.	32,200	551,759
Seibu Holdings, Inc.	48,100	811,184
Seiko Epson Corp.	60,800	1,057,200
Sekisui Chemical Co., Ltd.	85,200	1,452,242
Sekisui House, Ltd.	126,200	2,233,124
Seven & i Holdings Co., Ltd.	157,000	6,847,533
Seven Bank, Ltd.	126,400	386,851
SG Holdings Co., Ltd.	22,700	498,000
Sharp Corp. (a)	34,800	848,282
Shimadzu Corp.	49,400	1,494,064
Shimamura Co., Ltd.	5,100	448,923
Shimano, Inc.	15,400	2,260,678
Shimizu Corp.	122,200	1,267,619
Shin-Etsu Chemical Co., Ltd.	76,500	6,818,801
Shinsei Bank, Ltd.	30,900	475,921
Shionogi & Co., Ltd.	58,300	2,995,398
Shiseido Co., Ltd.	77,100	6,124,009
Shizuoka Bank, Ltd.	102,000	921,789
Showa Shell Sekiyu KK	34,700	517,845
SMC Corp.	11,600	4,255,026
SoftBank Group Corp.	170,900	12,301,591
Sohgo Security Services Co., Ltd.	15,700	739,891
Sompo Holdings, Inc.	69,500	2,810,996
Sony Corp.	262,100	13,402,559
Sony Financial Holdings, Inc. (a)	33,200	634,236
Stanley Electric Co., Ltd.	27,300	931,648
Start Today Co., Ltd.	43,000	1,558,660
Subaru Corp.	124,900	3,636,550
SUMCO Corp. (a)	50,000	1,009,796
Sumitomo Chemical Co., Ltd.	294,000	1,666,880
Sumitomo Corp.	235,400	3,867,901
Sumitomo Dainippon Pharma Co., Ltd.	37,000	783,325
Sumitomo Electric Industries, Ltd.	151,700	2,259,784
Sumitomo Heavy Industries, Ltd.	22,800	769,846
Sumitomo Metal Mining Co., Ltd.	46,600	1,782,971
Sumitomo Mitsui Financial Group, Inc.	278,600	10,830,602
Sumitomo Mitsui Trust Holdings, Inc.	68,900	2,732,611
Sumitomo Realty & Development Co., Ltd.	72,000	2,657,952
Sumitomo Rubber Industries, Ltd. (a)	36,000	572,022
Sundrug Co., Ltd.	16,700	676,956
Suntory Beverage & Food, Ltd.	28,800	1,229,847
Suruga Bank, Ltd.	34,400	307,772
Suzuken Co., Ltd.	13,600	575,850
Suzuki Motor Corp.	69,800	3,855,337
Sysmex Corp.	35,300	3,295,283
T&D Holdings, Inc.	111,000	1,668,031
Taiheiyo Cement Corp.	23,800	783,199
Taisei Corp.	42,500	2,344,378
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	948,467
Taiyo Nippon Sanso Corp.	23,300	334,044
Takashimaya Co., Ltd.	53,000	453,609
Takeda Pharmaceutical Co., Ltd. (a)	145,600	6,149,206
TDK Corp.	26,000	2,657,157
Teijin, Ltd.	40,800	748,482
Temp Holdings Co., Ltd.	32,800	731,719
Terumo Corp.	64,200	3,680,495
THK Co., Ltd.	26,100	748,138
Tobu Railway Co., Ltd.	42,600	1,303,787
Toho Co., Ltd.	22,700	761,346
Toho Gas Co., Ltd.	17,900	619,749
Tohoku Electric Power Co., Inc.	90,200	1,101,798
Tokio Marine Holdings, Inc.	136,700	6,408,912
Tokyo Century Corp.	9,800	555,627
Tokyo Electric Power Co. Holdings, Inc. (b)	293,600	1,367,739
Tokyo Electron, Ltd.	31,900	5,477,705
Tokyo Gas Co., Ltd.	81,600	2,166,251
Tokyo Tatemono Co., Ltd.	36,300	498,463
Tokyu Corp.	104,500	1,800,081
Tokyu Fudosan Holdings Corp.	98,200	693,291
Toppan Printing Co., Ltd.	116,000	909,024
Toray Industries, Inc.	278,500	2,197,526

See accompanying notes to financial statements.

7

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Toshiba Corp. (b)	1,342,000	$4,034,542
Tosoh Corp.	56,500	875,823
TOTO, Ltd.	30,300	1,406,058
Toyo Seikan Group Holdings, Ltd.	28,500	500,709
Toyo Suisan Kaisha, Ltd.	18,300	651,772
Toyoda Gosei Co., Ltd.	16,800	426,048
Toyota Industries Corp.	31,900	1,788,462
Toyota Motor Corp.	471,100	30,495,075
Toyota Tsusho Corp.	46,300	1,550,788
Trend Micro, Inc.	24,200	1,380,797
Tsuruha Holdings, Inc.	8,000	1,003,205
Unicharm Corp.	86,000	2,587,803
United Urban Investment Corp. REIT	568	881,499
USS Co., Ltd.	43,500	827,861
West Japan Railway Co.	33,200	2,447,026
Yahoo! Japan Corp. (a)	294,200	977,435
Yakult Honsha Co., Ltd.	22,700	1,516,544
Yamada Denki Co., Ltd.	127,900	636,238
Yamaguchi Financial Group, Inc.	39,000	439,417
Yamaha Corp.	27,400	1,424,854
Yamaha Motor Co., Ltd. (a)	57,100	1,436,199
Yamato Holdings Co., Ltd. (a)	67,200	1,980,236
Yamazaki Baking Co., Ltd.	30,700	803,774
Yaskawa Electric Corp.	49,200	1,738,979
Yokogawa Electric Corp.	46,400	826,080
Yokohama Rubber Co., Ltd. (a)	20,700	430,390

		710,821,050

LUXEMBOURG — 0.3%
ArcelorMittal	136,405	3,999,012
Eurofins Scientific SE	2,271	1,263,178
Millicom International Cellular SA SDR	14,562	861,089
RTL Group SA	8,135	551,835
SES SA	77,250	1,415,132
Tenaris SA	99,459	1,824,879

		9,915,125

MACAU — 0.1%
MGM China Holdings, Ltd. (a)	169,200	392,513
Wynn Macau, Ltd.	334,400	1,076,241

		1,468,754

MEXICO — 0.0% (c)
Fresnillo PLC	41,967	633,578

NETHERLANDS — 4.7%
ABN AMRO Group NV (d)	90,456	2,346,697
Aegon NV	389,937	2,338,273
Akzo Nobel NV	52,982	4,535,514
ASML Holding NV	84,730	16,787,836
EXOR NV	23,718	1,597,826
Heineken Holding NV	24,623	2,360,260
Heineken NV	54,202	5,443,653
ING Groep NV	805,292	11,591,021
Koninklijke Ahold Delhaize NV	260,134	6,227,770
Koninklijke DSM NV	38,198	3,840,788
Koninklijke KPN NV	723,653	1,968,620
Koninklijke Philips NV	195,633	8,319,886
Koninklijke Vopak NV	15,913	735,180
NN Group NV	67,012	2,725,878
NXP Semiconductors NV (b)	47,872	5,230,973
Randstad NV	25,095	1,477,290
Royal Dutch Shell PLC Class A	948,093	32,907,726
Royal Dutch Shell PLC Class B	772,849	27,687,314
Wolters Kluwer NV	61,305	3,454,291

		141,576,796

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd.	156,772	1,216,393
Auckland International Airport, Ltd.	181,879	834,897
Fisher & Paykel Healthcare Corp., Ltd.	105,370	1,062,264
Fletcher Building, Ltd.	153,377	721,715
Meridian Energy, Ltd.	262,247	553,969
Ryman Healthcare, Ltd.	72,076	584,125
Spark New Zealand, Ltd.	345,222	871,822

		5,845,185

NORWAY — 0.7%
Aker BP ASA	23,820	879,105
DNB ASA	192,801	3,768,306
Equinor ASA	228,973	6,079,427
Gjensidige Forsikring ASA	44,759	733,682
Marine Harvest ASA	81,622	1,624,348
Norsk Hydro ASA	261,897	1,567,770
Orkla ASA	171,196	1,499,729
Schibsted ASA Class B	19,596	552,989
Telenor ASA	154,143	3,161,195
Yara International ASA	37,661	1,561,815

		21,428,366

PORTUGAL — 0.2%
EDP - Energias de Portugal SA	505,374	2,006,169
Galp Energia SGPS SA	99,448	1,896,666
Jeronimo Martins SGPS SA	45,284	654,019

		4,556,854

SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	512,350	992,009
CapitaLand Commercial Trust	468,038	569,815
CapitaLand Mall Trust REIT	528,100	801,736
CapitaLand, Ltd.	544,400	1,261,682
City Developments, Ltd.	90,700	727,063
ComfortDelGro Corp., Ltd.	469,500	809,186
DBS Group Holdings, Ltd.	355,713	6,942,078
Genting Singapore, Ltd.	1,313,300	1,175,083
Golden Agri-Resources, Ltd.	1,326,600	296,746
Jardine Cycle & Carriage, Ltd.	17,233	402,167
Keppel Corp., Ltd.	305,800	1,603,572
Oversea-Chinese Banking Corp., Ltd.	622,826	5,316,974
SATS, Ltd.	114,700	420,609
Sembcorp Industries, Ltd.	177,900	358,801
Singapore Airlines, Ltd.	112,800	884,365
Singapore Exchange, Ltd.	152,600	802,451
Singapore Press Holdings, Ltd.	306,400	584,261
Singapore Technologies Engineering, Ltd.	304,700	735,213
Singapore Telecommunications, Ltd.	1,612,800	3,643,142

See accompanying notes to financial statements.

8

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
Suntec Real Estate Investment Trust	564,700	$716,488
United Overseas Bank, Ltd.	263,090	5,163,395
UOL Group, Ltd.	89,832	502,031
Venture Corp., Ltd.	59,700	781,113
Wilmar International, Ltd.	356,500	800,066

		36,290,046

SOUTH AFRICA — 0.1%
Investec PLC	145,593	1,034,139
Mediclinic International PLC	74,531	518,172
Old Mutual, Ltd. (b)	155,571	308,911

		1,861,222

SPAIN — 3.0%
ACS Actividades de Construccion y Servicios SA	50,010	2,026,105
Aena SME SA (d)	13,923	2,527,778
Amadeus IT Group SA	91,656	7,234,079
Banco Bilbao Vizcaya Argentaria SA	1,388,507	9,846,878
Banco de Sabadell SA	1,215,062	2,036,467
Banco Santander SA	3,345,869	17,938,515
Bankia SA	245,497	919,223
Bankinter SA	148,224	1,443,658
CaixaBank SA	761,638	3,295,564
Enagas SA (a)	44,088	1,288,933
Endesa SA (a)	62,029	1,368,413
Ferrovial SA	103,506	2,123,910
Gas Natural SDG SA (a)	71,595	1,895,839
Grifols SA (a)	64,388	1,938,043
Iberdrola SA	1,207,314	9,337,191
Industria de Diseno Textil SA	227,638	7,776,689
Mapfre SA	252,051	760,720
Red Electrica Corp. SA (a)	93,526	1,904,384
Repsol SA	277,933	5,440,256
Siemens Gamesa Renewable Energy SA (a)	45,639	613,054
Telefonica SA	974,460	8,281,546

		89,997,245

SWEDEN — 2.5%
Alfa Laval AB	57,186	1,359,015
Assa Abloy AB Class B	211,013	4,502,837
Atlas Copco AB Class A	141,606	4,128,196
Atlas Copco AB Class B	77,417	2,030,617
Boliden AB	56,888	1,847,938
Electrolux AB Class B	46,560	1,061,730
Epiroc AB Class A (b)	133,225	1,399,711
Epiroc AB Class B (b)	77,417	709,613
Essity AB Class B	128,689	3,181,982
Hennes & Mauritz AB Class B (a)	181,379	2,706,695
Hexagon AB Class B	52,932	2,955,459
Husqvarna AB Class B	80,679	766,748
ICA Gruppen AB (a)	18,803	577,374
Industrivarden AB Class C	37,373	725,653
Investor AB Class B	96,180	3,923,103
Kinnevik AB Class B	50,950	1,747,882
L E Lundbergforetagen AB Class B	17,802	547,631
Lundin Petroleum AB	39,977	1,276,708
Nordea Bank AB	635,956	6,133,499
Sandvik AB	238,179	4,233,228
Securitas AB Class B	67,661	1,115,204
Skandinaviska Enskilda Banken AB Class A	332,040	3,160,801
Skanska AB Class B	66,549	1,211,064
SKF AB Class B	79,713	1,485,374
Svenska Handelsbanken AB Class A	323,167	3,596,524
Swedbank AB Class A	191,023	4,095,485
Swedish Match AB	37,972	1,883,320
Tele2 AB Class B	66,816	786,466
Telefonaktiebolaget LM Ericsson Class B	645,564	4,997,962
Telia Co. AB	599,675	2,745,662
Volvo AB Class B	328,771	5,262,688

		76,156,169

SWITZERLAND — 8.4%
ABB, Ltd.	383,024	8,374,491
Adecco Group AG	33,728	1,995,929
Baloise Holding AG	9,906	1,439,585
Barry Callebaut AG	445	797,724
Chocoladefabriken Lindt & Spruengli AG (e)	230	1,489,400
Chocoladefabriken Lindt & Spruengli AG (e)	22	1,670,577
Cie Financiere Richemont SA	108,375	9,181,233
Clariant AG (b)	42,087	1,009,630
Coca-Cola HBC AG (b)	42,516	1,420,695
Credit Suisse Group AG	531,551	8,003,109
Dufry AG (b)	6,987	889,427
EMS-Chemie Holding AG	1,763	1,130,117
Ferguson PLC	47,848	3,885,038
Geberit AG	7,824	3,355,901
Givaudan SA	1,939	4,397,631
Glencore PLC	2,391,268	11,428,604
Julius Baer Group, Ltd. (b)	47,546	2,790,655
Kuehne + Nagel International AG	11,324	1,701,537
LafargeHolcim, Ltd. (b)	101,629	4,951,721
Lonza Group AG (b)	15,642	4,150,931
Nestle SA	641,236	49,661,160
Novartis AG	458,648	34,772,165
Pargesa Holding SA	8,029	680,033
Partners Group Holding AG	3,572	2,617,080
Roche Holding AG	144,896	32,183,708
Schindler Holding AG (e)	8,500	1,828,491
Schindler Holding AG (e)	4,045	850,593
SGS SA	1,133	3,014,639
Sika AG	27,205	3,764,507
Sonova Holding AG	11,493	2,058,543
STMicroelectronics NV	144,177	3,216,861
Straumann Holding AG	2,242	1,704,728
Swatch Group AG (e)	6,532	3,099,074
Swatch Group AG (e)	11,256	973,189
Swiss Life Holding AG (b)	7,032	2,443,265
Swiss Prime Site AG (b)	15,174	1,392,930
Swiss Re AG	65,713	5,671,589
Swisscom AG (a)	5,350	2,387,955
Temenos AG (b)	12,522	1,891,636
UBS Group AG (b)	798,411	12,322,522
Vifor Pharma AG	9,918	1,584,663
Zurich Insurance Group AG	31,426	9,308,008

		251,491,274

See accompanying notes to financial statements.

9

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	22,393	$1,058,996

UNITED KINGDOM — 15.8%
3i Group PLC	199,746	2,375,015
Admiral Group PLC	40,811	1,027,775
Anglo American PLC (a)	220,704	4,938,386
Ashtead Group PLC	100,881	3,027,368
Associated British Foods PLC	72,315	2,614,076
AstraZeneca PLC	261,719	18,150,935
Auto Trader Group PLC (d)	186,149	1,046,706
Aviva PLC	821,156	5,464,024
Babcock International Group PLC	60,228	650,282
BAE Systems PLC	652,063	5,568,214
Barclays PLC	3,544,498	8,844,492
Barratt Developments PLC	214,149	1,457,192
Berkeley Group Holdings PLC	27,055	1,351,978
BP PLC	4,108,396	31,367,640
British American Tobacco PLC ADR	6,638	334,887
British American Tobacco PLC	466,945	23,611,352
British Land Co. PLC REIT	189,478	1,681,565
BT Group PLC	1,729,670	4,973,676
Bunzl PLC	68,085	2,062,958
Burberry Group PLC	89,202	2,543,810
Carnival PLC	37,646	2,160,553
Centrica PLC	1,131,555	2,355,190
CNH Industrial NV	204,800	2,174,984
Coca-Cola European Partners PLC (e)	7,000	284,480
Coca-Cola European Partners PLC (e)	38,766	1,574,187
Compass Group PLC	323,033	6,902,651
ConvaTec Group PLC (d)	276,322	774,866
Croda International PLC	26,804	1,699,332
DCC PLC	18,891	1,719,672
Diageo PLC	508,405	18,270,662
Direct Line Insurance Group PLC	272,368	1,233,048
easyJet PLC	35,408	782,085
Experian PLC	186,480	4,615,025
Fiat Chrysler Automobiles NV	227,174	4,332,383
G4S PLC	337,308	1,192,151
GlaxoSmithKline PLC	1,024,046	20,682,854
GVC Holdings PLC	110,661	1,535,514
Hammerson PLC REIT	169,641	1,170,460
Hargreaves Lansdown PLC	61,934	1,612,064
HSBC Holdings PLC	4,124,906	38,704,078
Imperial Brands PLC	194,636	7,251,645
Informa PLC	265,450	2,926,345
InterContinental Hotels Group PLC	37,260	2,321,888
International Consolidated Airlines Group SA	123,360	1,083,386
Intertek Group PLC	34,378	2,594,354
ITV PLC	758,375	1,742,166
J Sainsbury PLC	347,633	1,474,188
John Wood Group PLC	144,076	1,194,179
Johnson Matthey PLC	40,228	1,922,088
Kingfisher PLC	438,112	1,717,900
Land Securities Group PLC REIT	150,159	1,897,030
Legal & General Group PLC	1,224,466	4,300,161
Lloyds Banking Group PLC	14,934,270	12,431,555
London Stock Exchange Group PLC	64,335	3,797,592
Marks & Spencer Group PLC	337,505	1,314,940
Meggitt PLC	167,696	1,092,170
Melrose Industries PLC	1,026,167	2,881,654
Merlin Entertainments PLC (d)	137,489	701,938
Micro Focus International PLC	25,294	441,975
Micro Focus International PLC ADR	63,206	1,091,568
Mondi PLC	75,935	2,056,194
National Grid PLC	700,751	7,756,599
Next PLC	30,635	2,446,975
Pearson PLC	158,462	1,851,504
Persimmon PLC	63,550	2,125,236
Prudential PLC	535,842	12,270,645
Quilter PLC (b) (d)	0	—
Randgold Resources, Ltd.	20,596	1,582,567
Reckitt Benckiser Group PLC	138,594	11,416,047
RELX NV	202,863	4,326,116
RELX PLC	214,857	4,602,466
Rio Tinto PLC	248,766	13,797,489
Rio Tinto, Ltd.	86,264	5,318,144
Rolls-Royce Holdings PLC (b)	338,013	4,409,960
Royal Bank of Scotland Group PLC (b)	1,010,414	3,416,373
Royal Mail PLC	191,233	1,276,011
RSA Insurance Group PLC	212,803	1,908,797
Sage Group PLC	224,651	1,864,400
Schroders PLC	25,234	1,052,094
Segro PLC REIT	206,962	1,829,080
Severn Trent PLC	52,145	1,362,776
Shire PLC ADR	4,539	766,183
Shire PLC	175,178	9,864,043
Sky PLC	212,668	4,103,527
Smith & Nephew PLC	177,606	3,278,092
Smiths Group PLC	83,413	1,869,940
SSE PLC	205,930	3,683,963
St James’s Place PLC	111,941	1,695,892
Standard Chartered PLC	585,828	5,356,844
Standard Life Aberdeen PLC	550,222	2,365,985
Taylor Wimpey PLC	711,313	1,680,070
Tesco PLC	1,986,085	6,731,007
Travis Perkins PLC	54,867	1,030,433
Unilever NV	319,014	17,798,238
Unilever PLC	254,964	14,110,958
United Utilities Group PLC	143,593	1,446,865
Vodafone Group PLC	5,522,180	13,401,693
Weir Group PLC	50,739	1,339,764
Whitbread PLC	37,234	1,946,173
Wm Morrison Supermarkets PLC	443,810	1,476,570
WPP PLC	261,187	4,113,849

		475,776,854

UNITED STATES — 0.0% (c)
Altice USA, Inc. Class A	49,190	839,181

TOTAL COMMON STOCKS (Cost $2,664,055,244)		2,961,137,992

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Intesa Sanpaolo SpA (expiring 7/17/18) (b) (f)	2,866,860	—

See accompanying notes to financial statements.

10

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	50,010	$51,499
Repsol SA (expiring 7/6/18) (b)	261,218	148,254

		199,753

TOTAL RIGHTS (Cost $201,653)		199,753

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	29,498,560	29,498,560
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	16,407,184	16,407,184

TOTAL SHORT-TERM INVESTMENTS (Cost $45,905,744)		45,905,744

TOTAL INVESTMENTS — 99.8% (Cost $2,710,162,641)		3,007,243,489
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,957,299

NET ASSETS — 100.0%		$3,013,200,788

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0 representing 0.0% of net assets.

(g)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

At June 30, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	480	09/21/2018	$48,598,298	$46,929,600	$(1,668,698)

During the period ended June 30, 2018, average notional value related to futures contracts was $49,569,851 or less than 0.5% of net assets.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$210,127,218	$—	$—	$210,127,218
Austria	6,737,390	—	—	6,737,390
Belgium	31,417,573	—	—	31,417,573
Chile	1,005,904	—	—	1,005,904
China	4,511,578	—	—	4,511,578
Denmark	48,385,836	—	—	48,385,836
Finland	30,144,575	—	—	30,144,575
France	316,415,237	—	—	316,415,237
Germany	284,449,447	—	—	284,449,447
Hong Kong	101,730,375	—	—	101,730,375
Ireland	18,781,206	—	—	18,781,206
Israel	14,938,454	—	—	14,938,454
Italy	62,776,504	—	—	62,776,504
Japan	710,821,050	—	—	710,821,050

See accompanying notes to financial statements.

11

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Luxembourg	$9,915,125	$—	$—	$9,915,125
Macau	1,468,754	—	—	1,468,754
Mexico	633,578	—	—	633,578
Netherlands	141,576,796	—	—	141,576,796
New Zealand	5,845,185	—	—	5,845,185
Norway	21,428,366	—	—	21,428,366
Portugal	4,556,854	—	—	4,556,854
Singapore	36,290,046	—	—	36,290,046
South Africa	1,861,222	—	—	1,861,222
Spain	89,997,245	—	—	89,997,245
Sweden	76,156,169	—	—	76,156,169
Switzerland	251,491,274	—	—	251,491,274
United Arab Emirates	1,058,996	—	—	1,058,996
United Kingdom	475,776,854	—	—	475,776,854
United States	839,181	—	—	839,181
Rights
Italy	—	—	—	—
Spain	199,753	—	—	199,753
Short-Term Investments	45,905,744	—	—	45,905,744

TOTAL INVESTMENTS	$3,007,243,489	$—	$—	$3,007,243,489

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(1,668,698)	—	—	(1,668,698)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,668,698)	$—	$—	$(1,668,698)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$365,681,976	$354,335,268	$—	$—	29,498,560	$29,498,560	$228,519	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	411,954,639	411,435,121	—	—	16,407,184	16,407,184	534,592	—

TOTAL		$34,039,518	$777,636,615	$765,770,389	$—	$—		$45,905,744	$763,111	$—

See accompanying notes to financial statements.

12

State Street International Developed Equity Index Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$2,961,337,745
Investments in affiliated issuers, at value	45,905,744

Total Investments	3,007,243,489
Foreign currency, at value	7,789,270
Cash at broker	4,122,131
Receivable for investments sold	209,517
Dividends receivable — unaffiliated issuers	5,868,868
Dividends receivable — affiliated issuers	48,939
Securities lending income receivable — unaffiliated issuers	45,772
Securities lending income receivable — affiliated issuers	60,147
Receivable for foreign taxes recoverable	6,621,034
Other Receivable	170,400

TOTAL ASSETS	3,032,179,567

LIABILITIES
Due to custodian	170,341
Payable upon return of securities loaned	16,407,184
Payable for investments purchased	402,692
Payable to broker — variation margin on open futures contracts	1,666,980
Advisory fee payable	269,279
Custodian fees payable	74
Professional fees payable	62,110
Printing and postage fees payable	115
Accrued expenses and other liabilities	4

TOTAL LIABILITIES	18,978,779

NET ASSETS	$3,013,200,788

Net Assets	$3,013,200,788

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,664,256,897
Investments in affiliated issuers	45,905,744

Total cost of investments	$2,710,162,641

Foreign currency, at cost	$7,824,185

* Includes investments in securities on loan, at value	$39,912,699

See accompanying notes to financial statements.

13

State Street International Developed Equity Index Portfolio

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$11,073
Dividend income — unaffiliated issuers	63,873,938
Dividend income — affiliated issuers	228,519
Dividend income — non-cash transactions	3,276,391
Unaffiliated securities lending income	118,345
Affiliated securities lending income	534,592
Foreign taxes withheld	(6,340,018)

TOTAL INVESTMENT INCOME	61,702,840

EXPENSES
Advisory fee	1,611,182
Administration and custody fees	322,514
Trustees’ fees and expenses	33,380
Professional fees and expenses	70,261
Printing and postage fees	2,355
Insurance expense	536
Miscellaneous expenses	23,571

TOTAL EXPENSES	2,063,799

NET INVESTMENT INCOME (LOSS)	59,639,041

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,798,185
Foreign currency transactions	(609,586)
Futures contracts	166,821

Net realized gain (loss)	6,355,420

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(133,767,707)
Foreign currency translations	(321,335)
Futures contracts	(2,632,493)

Net change in unrealized appreciation/depreciation	(136,721,535)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(130,366,115)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(70,727,074)

See accompanying notes to financial statements.

14

State Street International Developed Equity Index Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$59,639,041	$69,187,821
Net realized gain (loss)	6,355,420	5,670,197
Net change in unrealized appreciation/depreciation	(136,721,535)	469,833,683

Net increase (decrease) in net assets resulting from operations	(70,727,074)	544,691,701

FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	585,334,943	562,875,573
Withdrawals	(357,076,076)	(232,962,957)

Net increase (decrease) in net assets from capital transactions	228,258,867	329,912,616

Net increase (decrease) in net assets during the period	157,531,793	874,604,317

Net assets at beginning of period	2,855,668,995	1,981,064,678

NET ASSETS AT END OF PERIOD	$3,013,200,788	$2,855,668,995

See accompanying notes to financial statements.

15

State Street International Developed Equity Index Portfolio

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)		Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	(2.77)%		25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,013,201		$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14	%(b)	0.14%	0.15	%(b)
Net investment income (loss)	4.07	%(b)	2.80%	2.57	%(b)
Portfolio turnover rate	7	%(c)	4%	1	%(c)

*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.

See accompanying notes to financial statements.

16

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

17

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended June 30, 2018.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

18

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

The following summarizes the value of the Portfolio’s derivative instruments as of June 30, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts (a)	$—	$—	$—	$(1,666,980)	$—	$(1,666,980)

(a)	Unrealized depreciation on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

19

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$166,821	$—	$166,821

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,632,493)	$—	$(2,632,493)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.

Other Transactions with Affiliates - Securities Lending

State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedule of Investments.

Due to Custodian

In certain circumstances, the Portfolios or Funds may have a cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Portfolio had a cash overdraft related to futures contracts margin movement.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

20

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2018, were as follows:

	Purchases	Sales
State Street International Developed Equity Index Portfolio	$484,702,268	$215,837,025

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,726,185,616	$407,833,842	$110,752,994	$297,080,848

8.	Securities Lending

The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2018, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

21

State Street International Developed Equity Index Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2018 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2018:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$39,912,699	$16,407,184	$25,123,103	$41,530,287

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2018:

		Remaining Contractual Maturity of the Agreements As of June 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$16,407,184	$—	$—	$—	$16,407,184	$16,407,184

9.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Portfolio had no outstanding loans as of June 30, 2018.

10.	Risks

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

State Street International Developed Equity Index Portfolio

OTHER INFORMATION

June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$962.90	$0.68	$1,024.10	$0.70

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

23

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Trustee Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:

•

Comparisons of the Portfolio’s performance over the past one-year period ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund’s”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and

•	Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and

•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).

[1]

Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

24

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Portfolio.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolio of the Portfolio;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Portfolio;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s Administrator;

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;

•

Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;

25

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including operational, enterprise, regulatory, litigation, and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Portfolio’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.

Portfolio Performance

The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.

26

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance approximately equaled the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Portfolio to limit the total expenses borne by shareholders of the Feeder Fund.

State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the State Street International Developed Equity Index Portfolio in the context of its overall master-feeder arrangement with the State Street International Developed Equity Index Fund. The Board considered that the actual management fee for the State Street International Developed Equity Index Fund was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time

27

State Street International Developed Equity Index Portfolio

OTHER INFORMATION (continued)

June 30, 2018 (Unaudited)

periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of each Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free), (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

28

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDESAR

Item 2.  Code of Ethics.

Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.  Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13.  Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 6, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2018